UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09195
_______________________________________________

SA FUNDS – INVESTMENT TRUST

(Exact name of registrant as specified in charter)

10 Almaden Blvd., 15th Floor, San Jose, California 95113
(Address of principal executive offices) (zip code)

Christopher D. Stanley, Esq.
Chief Legal Officer
SA Funds – Investment Trust
10 Almaden Blvd., 15th Floor,
San Jose, California 95113

(Name and address of agent for service)

Copy to:

Mark D. Perlow, Esq.
Counsel to the Trust
Dechert LLP
One Bush Street
Suite 1600
San Francisco, California 94104-4446

Brian F. Link, Esq.
State Street Bank and Trust Company
100 Huntington Ave., Tower 2, 3rd Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (800) 366-7266

Date of fiscal year end: June 30
Date of reporting period: June 30, 2015

Item 1. Report to Shareholders.

ANNUAL REPORT June 30, 2015

Any information in this shareholder report regarding market or economic trends or the factors influencing the performance of SA Funds – Investment Trust (the “Trust”) are statements of the opinion of Trust management as of the date of this report. Any such opinion is subject to change at any time based upon market or other conditions and we disclaim responsibility to update such opinions. These statements should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that stated investment objectives will be achieved.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA U.S. Fixed Income Fund’s goal is to achieve a generally stable return consistent with preservation of capital. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, dollar-denominated obligations of foreign issuers issued in the United States, bank obligations, including those of U.S. banks and savings and loan associations and dollar denominated obligations of U.S. subsidiaries and branches of foreign banks, corporate debt obligations, commercial paper, obligations of supranational organizations and repurchase agreements. Generally, the Fund acquires obligations that mature within two years from the date of settlement.

The Fund finished the fiscal year ended June 30, 2015 with a return of 0.22%, as compared to the benchmark index return of 0.90% for the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index. The Fund’s underperformance relative to the benchmark index was primarily the result of differences in maturity and term structure. The Fund is limited to securities with a maximum maturity of two years whereas approximately half of the benchmark index is represented by securities with maturities between 2 to 3 years. The declining trend in interest rates for most of the fiscal year resulted in more favorable returns for the longer maturity distribution of the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Fixed Income Fund
vs. the Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index since
Commencement of Fund Operations through June 30, 2015

The Bank of America Merrill Lynch 1-3 Year U.S. Government/Corporate Index is a subset of the Bank of America Merrill lynch Government/Corporate Index and includes investment grade debt securities with a remaining term to final maturity of less than 3 years. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Fixed Income Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Since
	Year	Years	Inception
SA U.S. Fixed Income Fund	0.22%	0.20%	1.32%	(a)
Bank of America Merrill Lynch 1-3 Year U.S.
Government/Corporate Index	0.90%	1.23%	2.65%	(b)

(a)	From commencement of operations on April 2, 2007.
(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if LWI Financial Inc. (the “Adviser”) had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 0.75% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA Global Fixed Income Fund’s goal is to maximize total return available from a universe of higher-quality fixed income investments maturing in five years or less from the date of settlement while targeting the duration of the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index, the Fund’s benchmark index. The Fund pursues its goal by investing primarily in obligations issued or guaranteed by the U.S. and foreign governments of developed countries or their agencies or instrumentalities; obligations of supranational organizations such as the World Bank and the European Investment Bank; obligations of other U.S. and foreign issuers including corporate debt obligations, commercial paper, bank obligations, and repurchase agreements. The Fund attempts to maximize its total return by allocating assets among countries depending on prevailing interest rates while targeting the duration of the Fund’s benchmark index. Securities in which the Fund invests may be denominated in currencies other than U.S. dollars. The Fund may also enter into forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Fund may also lend its portfolio securities.

The Fund finished the fiscal year ended June 30, 2015 with a return of 1.00%, as compared to the benchmark index return of 1.27% for the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index. The Fund’s underperformance relative to the benchmark index was primarily the result of fees and expenses incurred by the Fund. The Fund’s country currency allocations were more favorable and generated 0.48% in excess returns over the benchmark index. However, fees and expenses of 0.81% more than offset the excess returns.

Comparison of Change in Value of a $10,000 Investment in the SA Global Fixed Income Fund
vs. the Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index
since June 30, 2005 through June 30, 2015

SA Global Fixed Income Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

The Citigroup World Government Bond 1-5 Year Currency Hedged U.S. Dollar Index is a comprehensive measure of the total return performance of the government bond markets of approximately 22 countries with maturities ranging from one to five years. It is hedged to the U.S. dollar. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Ten
	Year	Years	Years
SA Global Fixed Income Fund	1.00%	1.30%	2.25%
Citigroup World Government Bond
1-5 Year Currency hedged U.S. dollar Index	1.27%	1.54%	2.93%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA U.S. Core Market Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently Dimensional Fund Advisors LP, the Fund’s investment sub-adviser (the “Sub-Adviser”), has narrowed the target universe of U.S. common stocks to securities of companies whose market capitalizations generally are either in the highest 96% of total U.S. market capitalization, or companies whose market capitalizations are larger than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also invest up to 5% of its total assets in the DFA U.S. Micro Cap Portfolio, a portfolio of DFA Investment Dimensions Group, Inc., a separate investment company, to gain more efficient and cost effective exposure to securities whose market capitalizations are generally in the lowest 5% of total market capitalization or companies whose market capitalizations are smaller than the 1,500th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

The Fund finished the fiscal year ended June 30, 2015 with a return of 6.22%, as compared to the benchmark index return of 7.29% for the Russell 3000 Index. The Fund’s underperformance relative to the benchmark index was primarily the result of fees and expenses incurred by the Fund to which the index is not subject to and the Fund’s greater weighting of high profitability securities relative to the benchmark index.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Core Market Fund
vs. the Russell 3000 Index since June 30, 2005 through June 30, 2015

The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Core Market Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Ten
	Year	Years	Years
SA U.S. Core Market Fund	6.22%	16.63%	7.36%
Russell 3000 Index	7.29%	17.54%	8.15%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.02% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Value Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA U.S. Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap U.S. companies traded on a principal U.S. exchange or on the over-the-counter market in the United States that the Sub-Adviser believes are “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). Currently the Sub-Adviser considers large and mid-capitalization companies to be companies whose market capitalizations generally are either in the highest 90% of total U.S. market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

The Fund finished the fiscal year ended June 30, 2015 with a return of 2.54%, as compared to the benchmark index return of 4.13% for the Russell 1000 Value Index. The Fund’s underperformance for the year was primarily the result of its greater weighting to deep value securities compared to the benchmark index. The Fund held a larger weighting (approximately 67% compared to 53%) to the deepest value quartile of securities as ranked by book-to-market ratio and this deep value segment was the lowest returning quartile for the fiscal year. In particular, the Fund held a larger weighting to deep value securities within the Energy sector which lost more than 22% for the year.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Value Fund
vs. the Russell 1000 Value Index since June 30, 2005 through June 30, 2015

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA U.S. Value Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Ten
	Year	Years	Years
SA U.S. Value Fund	2.54%	17.42%	6.82%
Russell 1000 Value Index	4.13%	16.50%	7.05%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.06% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Small Company Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA U.S. Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of small capitalization companies traded on a principal U.S. exchange or on the over-the-counter market in the United States. Currently the Sub-Adviser considers small capitalization companies to be companies whose market capitalizations generally are either in the lowest 10% of total U.S. market capitalization, or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization threshold. The Fund may also lend its portfolio securities.

The Fund finished the fiscal year ended June 30, 2015 with a return of 4.81%, as compared to the benchmark index return of 6.49% for the Russell 2000 Index. The Fund’s underperformance relative to the benchmark index was primarily the result of its exclusion of securities with low profitability and high valuations. These small growth securities performed well for the fiscal year.

Comparison of Change in Value of a $10,000 Investment in the SA U.S. Small Company Fund
vs. the Russell 2000 Index since June 30, 2005 through June 30, 2015

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 2000 of the smallest securities based on a combination of their market capitalization and current index membership. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Ten
	Year	Years	Years
SA U.S. Small Company Fund	4.81%	17.68%	8.55%
Russell 2000 Index	6.49%	17.09%	8.41%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.35% (before expense reimbursement and/or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA International Value Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA International Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid-cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment. The Fund’s Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). The Fund invests in companies in countries with developed markets designated by the Sub-Adviser as approved markets. Under normal market conditions, the Fund invests in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries. The Fund may also lend its portfolio securities.

The Fund finished the fiscal year ended June 30, 2015 with a return of -6.62%, as compared to the benchmark index return of -8.66% for the MSCI World Ex. U.S. Value Index (net div.). The Fund’s outperformance of the benchmark index was primarily the result of its greater weighting to deep value securities. The Fund also benefited from its smaller weighting to the largest (mega-cap) securities which underperformed for the fiscal year.

Comparison of Change in Value of a $10,000 Investment in the SA International Value Fund
vs. the MSCI World Ex. U.S. Value Index (net div.) since June 30, 2005 through June 30, 2015

The Morgan Stanley Capital International (MSCI) World Ex. U.S. Value Index (net div.) is composed of companies within the MSCI World Ex. U.S. Index having characteristics such as low market-to-book value ratios. The MSCI World Ex. U.S. Index is an index of securities listed on the stock exchanges of 23 developed market countries other than the United States. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA International Value Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Ten
	Year	Years	Years
SA International Value Fund	-6.62%	7.45%	4.41%
MSCI World Ex. U.S. Value Index (net div.)	-8.66%	8.42%	4.49%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA International Small Company Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA International Small Company Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by investing substantially all its assets in the International Small Company Portfolio (“DFA Portfolio”) of DFA Investment Dimensions Group Inc., which has the same investment objective and investment policies as the Fund. The DFA Portfolio invests substantially all of its assets in the following series of The DFA Investment Trust Company: The Japanese Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Asia Pacific Small Company Series and The Canadian Small Company Series (each a “Series”). Each Series invests in small capitalization companies using a market capitalization weighted approach in each country or region designated by the Fund’s Sub-Adviser as an approved market for investments. The DFA Portfolio may also have some exposure to small capitalization equity securities associated with other countries or regions but does not invest in emerging market countries. Each Series may also lend its portfolio securities.

The Fund finished the fiscal year ended June 30, 2015 with a return of -5.21%, as compared to the benchmark index return of -3.96% for the MSCI World Ex. U.S. Small Cap Index (net div.). The Fund’s underperformance relative to its benchmark index was primarily the result of the Fund’s greater allocation to small and micro-cap stocks (32% compared to 23%) which was the worst performing segment for the year. The Fund’s smaller weighting to securities in the growth segment as measured by low book-to-market rankings also negatively impacted relative returns for the fiscal year.

Comparison of Change in Value of a $10,000 Investment in the SA International Small Company Fund
vs. the MSCI World Ex. U.S. Small Cap Index (net div.) since June 30, 2005 through June 30, 2015

The Morgan Stanley Capital International (MSCI) World Ex. U.S. Small Cap Index (net div.) is a market capitalization weighted index designed to measure equity performance in 23 developed market countries, excluding the U.S., and is composed of stocks, which are categorized as small capitalization stocks. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA International Small Company Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Ten
	Year	Years	Years
SA International Small Company Fund	-5.21%	10.35%	6.10%
MSCI World ex. U.S. Small Cap Index (net div.)	-3.96%	11.10%	6.30%

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.64% (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA Emerging Markets Value Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in a broad and diverse group of equity securities of companies, in emerging markets, which may include frontier markets. The Fund intends to purchase securities of companies with small, medium and large market capitalizations in their respective markets that the Sub-Adviser considers to be “value” stocks at the time of investment. The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock).

The Fund finished the fiscal year ended June 30, 2015 with a return of -12.53%, as compared to the benchmark index return of -7.67% for the MSCI Emerging Markets Value Index (net div.). The Fund’s underperformance relative to its benchmark index was primarily the result of its greater weighting to value securities within the Energy sector and smaller weighting to value securities within the Financial sector. The Fund’s smaller weighting in top performing countries such as China also contributed to the Fund’s relative underperformance.

Comparison of Change in Value of a $10,000 Investment in the SA Emerging Markets Value Fund
vs. the MSCI Emerging Markets Value Index (net div.) since commencement of Fund operations through June 30, 2015

The Morgan Stanley Capital International (MSCI) Emerging Markets Value Index (net div.) is comprised of companies within the MSCI Emerging Markets Index having value characteristics, such as low book-to-market ratios. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Emerging Markets Value Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Since
	Year	Years	Inception
SA Emerging Markets Value Fund	-12.53%	-0.11%	0.91%	(a)
MSCI Emerging Markets Value Index (net div.)	- 7.67%	2.14%	3.13%	(b)

(a)	From commencement of operations on April 2, 2007.
(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.93% (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION AND ANALYSIS

The SA Real Estate Securities Fund’s goal is to achieve long-term capital appreciation. The Fund pursues its goal by generally investing in readily marketable equity securities of companies, the principal activities of which include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”) companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund will make equity investments only in securities traded in the U.S. securities markets.

The Fund finished the fiscal year ended June 30, 2015 with a return of 3.12%, as compared to the benchmark index return of 5.21% for the Dow Jones U.S. Select REIT Index. The Fund’s underperformance relative to the benchmark index was primarily the result of the Fund’s investment in triple net lease REITs, which are not included in the index and which underperformed other REIT industry groups for the fiscal year. The Fund held a larger weighting to REIT securities within the smallest market capitalization segment and these securities also underperformed for the fiscal year.

Comparison of Change in Value of a $10,000 Investment in the SA Real Estate Securities Fund
vs. the Dow Jones U.S. Select REIT Index since commencement of Fund operations through June 30, 2015

The Dow Jones U.S. Select REIT Index is a float-adjusted market capitalization weighted index designed to measure the performance of publicly traded real estate companies that have a minimum total market capitalization of at least $200 million, at least 75% of total revenues of which are derived from ownership and operation of real estate assets, and the liquidity of company stock commensurate with that of other institutionally held real estate securities. The index is unmanaged and reflects reinvested dividends and/or other distributions, but does not reflect fees, sales charges, commissions, expenses or taxes. You cannot invest directly in an index.

SA Real Estate Securities Fund

MANAGEMENT DISCUSSION AND ANALYSIS (Continued)

PERFORMANCE INFORMATION – Average Annual Total Returns as of June 30, 2015

	One	Five	Since
	Year	Years	Inception
SA Real Estate Securities Fund	3.12%	13.27%	2.17%	(a)
Dow Jones U.S. Select REIT Index	5.21%	14.43%	3.06%	(b)

(a)	From commencement of operations on April 2, 2007.
(b)	Performance for the benchmark index is not available from April 2, 2007 (commencement of Fund operations). For that reason, performance is shown from March 31, 2007.

All returns include the reinvestment of income dividends and other distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on investment will fluctuate, so that redemption proceeds may be higher or lower than an investor’s original cost. The returns shown do not reflect the deduction of taxes that an investor would pay on Fund distributions or the redemption of Fund shares. Returns would have been lower if the Adviser had not reimbursed certain expenses and/or waived a portion of the Advisory fees during certain of the periods shown. As stated in the Fund’s most recent Prospectus, the total annual operating expense ratio for fiscal year 2014 was 1.31% (before expense reimbursement and /or fee waivers, if any). Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 99.0%
Australia — 1.2%
National Australia Bank Ltd.,
2.750%, 3/09/17	USD	$3,880,000	$3,991,034
Westpac Banking Corp.,
1.050%, 11/25/16	USD	3,530,000	3,543,386
			7,534,420
Austria — 0.6%
Oesterreichische Kontrollbank
AG, 0.750%, 5/19/17	USD	3,500,000	3,497,329
Canada — 6.2%
Bank of Nova Scotia (The),
1.100%, 12/13/16	USD	2,248,000	2,252,485
Bank of Nova Scotia (The),
1.250%, 4/11/17	USD	3,305,000	3,313,358
Export Development Canada(a),
0.625%, 4/27/17	USD	10,000,000	9,984,000
Province of British Columbia
Canada, 1.200%, 4/25/17	USD	2,500,000	2,521,223
Royal Bank of Canada,
1.000%, 4/27/17	USD	10,000,000	9,991,950
Royal Bank of Canada,
1.200%, 1/23/17	USD	6,700,000	6,729,808
Toronto-Dominion Bank (The),
1.500%, 9/09/16	USD	3,000,000	3,024,489
			37,817,313
France — 0.3%
BNP Paribas SA,
1.250%, 12/12/16	USD	1,443,000	1,447,206

Germany — 2.3%
FMS Wertmanagement AoeR,
0.625%, 1/30/17	USD	1,000,000	999,589
KFW, 0.750%, 3/17/17	USD	10,000,000	10,011,580
KFW, 1.250%, 2/15/17	USD	2,949,000	2,977,207
			13,988,376
Supranational — 3.2%
Asian Development Bank,
1.125%, 3/15/17	USD	735,000	740,482
European Bank for
Reconstruction & Development,
1.000%, 2/16/17	USD	1,964,000	1,977,414
European Investment Bank,
1.625%, 6/15/17	USD	3,000,000	3,048,468
European Investment Bank,
1.750%, 3/15/17	USD	9,700,000	9,872,156
International Bank for
Reconstruction & Development,
0.625%, 5/02/17	USD	4,000,000	3,987,112
			19,625,632
Sweden — 1.9%
Nordea Bank AB,
1.250%, 4/04/17	USD	390,000	390,033
Nordea Bank AB,
3.125%, 3/20/17	USD	10,000,000	10,325,680
Svensk Exportkredit AB,
5.125%, 3/01/17	USD	1,000,000	1,071,806
			11,787,519
United States — 83.3%
Aflac, Inc.,
2.650%, 2/15/17		3,762,000	3,851,505
Allergan, Inc.,
5.750%, 4/01/16		1,000,000	1,036,331
American Express Co.,
5.500%, 9/12/16		500,000	526,182
American Express Credit Corp.
MTN, 2.800%, 9/19/16		4,827,000	4,928,845
American International Group, Inc.,
5.600%, 10/18/16		726,000	766,243
Amgen, Inc.,
2.300%, 6/15/16		2,000,000	2,022,632
Amgen, Inc.,
2.500%, 11/15/16		3,000,000	3,057,075
Anadarko Petroleum Corp.,
5.950%, 9/15/16		2,200,000	2,321,486
Anthem, Inc.,
2.375%, 2/15/17		3,500,000	3,561,191
Aon Corp., 3.125%, 5/27/16		3,302,000	3,368,651
Apache Corp.,
1.750%, 4/15/17		2,000,000	2,009,606
Apple, Inc., 0.900%, 5/12/17		6,200,000	6,203,429
Apple, Inc., 1.050%, 5/05/17		2,000,000	2,006,530
AT&T, Inc., 2.400%, 8/15/16		3,616,000	3,666,747
AT&T, Inc., 2.950%, 5/15/16		2,000,000	2,033,824
Bank of America Corp.,
3.750%, 7/12/16		2,000,000	2,050,790
Bank of America Corp.,
5.625%, 10/14/16		1,200,000	1,265,252
Bank of America Corp. MTN,
3.625%, 3/17/16		2,000,000	2,037,352
Baxter International, Inc.,
0.950%, 6/01/16		1,000,000	998,368
Baxter International, Inc.,
1.850%, 1/15/17		2,805,000	2,824,834
Baxter International, Inc.,
5.900%, 9/01/16		1,500,000	1,587,534
Becton Dickinson & Co.,
1.750%, 11/08/16		1,500,000	1,512,243
Berkshire Hathaway Finance
Corp., 1.600%, 5/15/17		2,444,000	2,470,935
Berkshire Hathaway, Inc.,
1.900%, 1/31/17		2,000,000	2,031,676
Caterpillar Financial Services
Corp., 1.000%, 3/03/17		943,300	945,627
Citigroup, Inc.,
1.300%, 11/15/16		1,000,000	999,796

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Citigroup, Inc.,
1.350%, 3/10/17	$3,500,000	$3,499,993
Citigroup, Inc.,
4.450%, 1/10/17	1,000,000	1,045,143
CNA Financial Corp., 6.500%,
8/15/16	3,850,000	4,073,315
Coca-Cola Enterprises, Inc.,
2.000%, 8/19/16	1,200,000	1,214,028
Comcast Corp.,
6.500%, 1/15/17	3,600,000	3,894,908
Dominion Resources, Inc.,
1.950%, 8/15/16	2,492,000	2,511,961
Ecolab, Inc.,
3.000%, 12/08/16	1,200,000	1,228,481
Express Scripts Holding Co.,
3.125%, 5/15/16	2,000,000	2,033,288
Exxon Mobil Corp.,
0.921%, 3/15/17	5,000,000	5,003,445
Federal Home Loan Banks,
0.625%, 5/30/17	1,500,000	1,497,365
Federal Home Loan Banks,
0.875%, 3/10/17	42,800,000	42,955,963
Federal Home Loan Banks,
1.000%, 6/09/17	5,000,000	5,023,820
Federal Home Loan Mortgage
Corp., 0.875%, 2/22/17	12,500,000	12,558,925
Federal Home Loan Mortgage
Corp., 1.000%, 3/08/17	26,000,000	26,168,142
Federal Home Loan Mortgage
Corp., 5.000%, 4/18/17	5,000,000	5,394,975
Federal National Mortgage
Association, 0.750%, 3/14/17	16,000,000	16,035,040
Federal National Mortgage
Association, 5.000%, 5/11/17	4,200,000	4,533,719
Federal National Mortgage
Association, 5.375%, 6/12/17	3,000,000	3,268,461
Ford Motor Credit Co. LLC,
1.700%, 5/09/16	1,910,000	1,912,888
Ford Motor Credit Co. LLC,
3.984%, 6/15/16	2,000,000	2,047,220
General Electric Capital Corp.,
2.450%, 3/15/17	1,000,000	1,023,702
General Electric Capital Corp.,
2.900%, 1/09/17	4,400,000	4,530,887
General Mills, Inc.,
5.700%, 2/15/17	1,572,000	1,682,557
Goldman Sachs Group, Inc.
(The), 5.750%, 10/01/16	2,800,000	2,954,736
Hewlett-Packard Co.,
2.650%, 6/01/16	1,830,000	1,853,422
Ingredion, Inc.,
3.200%, 11/01/15	2,000,000	2,013,182
JPMorgan Chase & Co.,
1.350%, 2/15/17	2,000,000	2,002,224
JPMorgan Chase & Co.,
3.150%, 7/05/16	3,500,000	3,571,404
Lockheed Martin Corp.,
2.125%, 9/15/16	2,855,000	2,897,642
Marriott International, Inc.,
6.200%, 6/15/16	1,885,000	1,973,229
McDonald’s Corp.,
5.300%, 3/15/17	500,000	534,757
MetLife, Inc.,
6.750%, 6/01/16	4,000,000	4,208,592
Morgan Stanley,
4.750%, 3/22/17	2,000,000	2,110,414
Morgan Stanley, 5.750%,
10/18/16	1,500,000	1,585,722
Mylan, Inc.,
1.350%, 11/29/16	1,000,000	997,308
National Rural Utilities
Cooperative Finance Corp.,
0.950%, 4/24/17	3,000,000	2,995,737
Omnicom Group, Inc.,
5.900%, 4/15/16	1,180,000	1,223,314
PepsiCo, Inc.,
0.950%, 2/22/17	1,400,000	1,400,228
Pfizer, Inc., 1.100%, 5/15/17	3,000,000	3,009,669
Philip Morris International, Inc.,
1.625%, 3/20/17	500,000	505,535
Prudential Financial, Inc. MTN,
3.000%, 5/12/16	500,000	508,550
Ryder System, Inc. MTN,
3.600%, 3/01/16	1,850,000	1,881,363
Scripps Networks Interactive,
Inc., 2.700%, 12/15/16	5,000,000	5,101,645
Starbucks Corp., 0.875%,
12/05/16	1,940,000	1,942,049
Stryker Corp.,
2.000%, 9/30/16	2,990,000	3,022,866
Thermo Fisher Scientific, Inc.,
2.250%, 8/15/16	2,453,000	2,478,553
United States Treasury Note,
0.625%, 5/31/17	70,800,000	70,794,478
United States Treasury Note,
0.750%, 6/30/17	10,000,000	10,020,310
United States Treasury Note,
0.875%, 4/30/17	31,000,000	31,159,836
United States Treasury Note,
0.875%, 5/15/17	44,500,000	44,712,087
United States Treasury Note,
0.875%, 6/15/17	51,000,000	51,235,059
United States Treasury Note,
3.125%, 4/30/17	16,000,000	16,740,000
United Technologies Corp.,
1.800%, 6/01/17	3,300,000	3,349,015
UnitedHealth Group, Inc.,
1.875%, 11/15/16	2,750,000	2,784,997
Unum Group,
7.125%, 9/30/16	2,317,000	2,475,212
Verizon Communications, Inc.,
2.000%, 11/01/16	4,441,000	4,487,355

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	FACE
	AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Viacom, Inc.,
2.500%, 12/15/16	$600,000	$609,387
Viacom, Inc.,
3.500%, 4/01/17	1,000,000	1,033,227
Wal-Mart Stores, Inc.,
1.000%, 4/21/17	1,000,000	1,004,622
Wal-Mart Stores, Inc.,
4.500%, 7/01/15	405,000	405,000
Wells Fargo & Co.,
2.625%, 12/15/16	4,000,000	4,092,228
Xerox Corp., 6.750%, 2/01/17	1,000,000	1,077,597
		509,975,461
TOTAL BONDS AND NOTES
(Identified Cost $605,637,627)		605,673,256

SHORT-TERM INVESTMENTS — 0.5%

	SHARES	VALUE†
United States — 0.5%
SSgA Government
Money Market Fund	1	1
SSgA Money Market Fund	3,193,186	3,193,186
		3,193,187
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $3,193,187)		3,193,187

Total Investments — 99.5%
(Identified Cost $608,830,814)#		608,866,443
Cash and Other Assets, Less
Liabilities — 0.5%		3,262,862
Net Assets — 100.0%		$612,129,305

†	See Note 1.
(a)	144A securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at June 30, 2015 amounted to $9,984,000 or 1.63% of the net assets of the Fund.
#	At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $608,830,814. Net unrealized appreciation aggregated $35,629 of which $349,759 related to appreciated investment securities and $314,130 related to depreciated investment securities.

Key to abbreviations:
MTN — Medium Term Note
USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES — 98.8%
Australia — 9.1%
Australia & New Zealand
Banking Group Ltd.,
1.450%, 5/15/18	USD	6,500,000	$6,463,645
Australia & New Zealand
Banking Group Ltd.(a),
1.875%, 10/06/17	USD	11,100,000	11,232,556
Australia & New Zealand
Banking Group Ltd.,
2.250%, 6/13/19	USD	3,500,000	3,518,295
Commonwealth Bank of
Australia, 1.900%, 9/18/17	USD	4,500,000	4,559,909
Commonwealth Bank of
Australia(a),
2.300%, 9/06/19	USD	2,350,000	2,358,641
Commonwealth Bank of
Australia, 2.300%, 3/12/20	USD	3,000,000	3,000,411
Commonwealth Bank of
Australia, 2.500%, 9/20/18	USD	11,443,000	11,726,947
National Australia Bank Ltd.,
2.300%, 7/25/18	USD	5,625,000	5,718,240
Westpac Banking Corp.(a),
2.250%, 1/17/19	USD	10,500,000	10,640,542
Westpac Banking Corp.,
3.000%, 8/04/15	USD	2,000,000	2,004,528
Westpac Banking Corp.,
3.000%, 12/09/15	USD	5,330,000	5,387,516
Westpac Banking Corp.,
4.875%, 11/19/19	USD	1,500,000	1,664,586
			68,275,816
Austria — 2.8%
Oesterreichische Kontrollbank
AG, 1.125%, 5/29/18	USD	10,000,000	9,982,970
Oesterreichische Kontrollbank
AG(a), 1.625%, 3/12/19	USD	3,000,000	3,026,817
Oesterreichische Kontrollbank
AG, 2.000%, 6/03/16	USD	8,000,000	8,110,064
			21,119,851
Canada — 11.4%
Bank of Nova Scotia (The)(a),
2.050%, 6/05/19	USD	8,232,000	8,200,636
Province of British Columbia
Canada, 1.200%, 4/25/17	USD	5,000,000	5,042,445
Province of Manitoba Canada,
1.300%, 4/03/17	USD	5,000,000	5,046,020
Province of Manitoba Canada,
1.750%, 5/30/19	USD	5,000,000	5,050,705
Province of Ontario Canada(a),
1.200%, 2/14/18	USD	9,800,000	9,806,684
Province of Ontario Canada,
2.000%, 1/30/19	USD	2,500,000	2,541,150
Province of Ontario Canada,
4.000%, 10/07/19	USD	7,000,000	7,655,291
Royal Bank of Canada(a),
2.150%, 3/15/19	USD	5,000,000	5,037,680
Royal Bank of Canada(a),
2.150%, 3/06/20	USD	5,640,000	5,637,050
Royal Bank of Canada(a),
2.200%, 7/27/18	USD	6,200,000	6,310,403
Royal Bank of Canada(a),
2.875%, 4/19/16	USD	4,500,000	4,579,614
Toronto-Dominion Bank (The)
(a), 2.125%, 7/02/19	USD	2,000,000	2,009,410
Toronto-Dominion Bank (The),
2.375%, 10/19/16	USD	15,500,000	15,797,662
Toronto-Dominion Bank (The)
(a), 2.625%, 9/10/18	USD	3,000,000	3,093,840
			85,808,590
Denmark — 1.9%
Kommunekredit,
1.125%, 3/15/18	USD	14,658,000	14,648,985
Finland — 2.1%
Municipality Finance PLC,
1.125%, 12/07/17	GBP	7,500,000	11,783,078
Municipality Finance PLC,
2.375%, 5/16/16	USD	4,000,000	4,067,148
			15,850,226
France — 4.7%
SNCF Reseau,
2.375%, 12/23/15	GBP	8,700,000	13,775,651
Total Capital International SA(a),
2.100%, 6/19/19	USD	7,000,000	7,049,938
Total Capital International SA(a),
2.125%, 1/10/19	USD	8,000,000	8,102,688
Total Capital SA,
2.125%, 8/10/18	USD	5,737,000	5,827,381
Total Capital SA,
3.875%, 12/14/18	GBP	611,000	1,027,961
			35,783,619
Germany — 5.4%
KFW(a), 1.000%, 6/11/18	USD	17,500,000	17,427,428
Landeskreditbank Baden-
Wuerttemberg Foerderbank,
2.250%, 7/15/16	USD	13,200,000	13,441,520
Landwirtschaftliche Rentenbank,
0.875%, 9/12/17	USD	1,000,000	1,000,107
Landwirtschaftliche
Rentenbank(a),
2.500%, 2/15/16	USD	800,000	810,571
NRW Bank,
0.875%, 12/15/17	GBP	5,000,000	7,809,442
			40,489,068
Ireland — 0.4%
GE Capital UK Funding,
4.625%, 1/18/16	GBP	2,000,000	3,203,310

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Japan — 3.0%
Japan Bank for International
Cooperation.,
1.750%, 7/31/18	USD	8,000,000	$8,089,240
Japan Finance Organization
for Municipalities,
2.125%, 3/06/19	USD	14,000,000	14,201,558
			22,290,798
Netherlands — 6.0%
Bank Nederlandse Gemeenten
NV, 1.875%, 12/07/18	GBP	3,700,000	5,913,596
Bank Nederlandse Gemeenten
NV(a), 1.875%, 6/11/19	USD	4,000,000	4,048,444
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
BA, 2.250%, 1/14/19	USD	2,300,000	2,316,983
Cooperatieve Centrale
Raiffeisen-Boerenleenbank
BA, 4.000%, 9/10/15	GBP	9,000,000	14,227,129
Nederlandse Waterschapsbank
NV, 1.250%, 9/18/17	USD	13,000,000	13,072,423
Nederlandse Waterschapsbank
NV, 2.125%, 2/09/17	USD	1,700,000	1,736,818
Shell International Finance
BV(a), 1.900%, 8/10/18	USD	2,500,000	2,526,255
Shell International Finance BV,
2.125%, 5/11/20	USD	1,300,000	1,298,696
			45,140,344
Norway — 4.2%
Kommunalbanken AS,
1.625%, 1/15/20	USD	5,000,000	4,971,960
Kommunalbanken AS,
2.125%, 3/15/19	USD	3,000,000	3,069,816
Kommunalbanken AS,
2.375%, 1/19/16	USD	7,500,000	7,582,342
Statoil ASA(a),
1.950%, 11/08/18	USD	1,500,000	1,509,144
Statoil ASA(a),
2.250%, 11/08/19	USD	8,000,000	8,032,320
Statoil ASA(a),
3.125%, 8/17/17	USD	6,600,000	6,860,502
			32,026,084
Singapore — 1.4%
Singapore Government Bond,
1.625%, 10/01/19	SGD	14,000,000	10,352,007

Supranational — 7.4%
Asian Development Bank(a),
2.250%, 8/18/17	USD	15,000,000	15,444,060
European Bank for
Reconstruction &
Development,
1.375%, 10/20/16	USD	2,935,000	2,972,794
European Investment Bank(a),
1.875%, 3/15/19	USD	19,000,000	19,310,441
International Bank for
Reconstruction &
Development(a),
0.625%, 10/14/16	USD	5,000,000	5,006,405
International Bank for
Reconstruction &
Development,
1.875%, 3/15/19	USD	7,000,000	7,131,306
Nordic Investment Bank,
5.000%, 2/01/17	USD	5,500,000	5,875,403
			55,740,409
Sweden — 7.1%
Kommuninvest I Sverige AB,
1.000%, 10/24/17	USD	15,000,000	15,002,400
Kommuninvest I Sverige AB,
2.000%, 11/12/19	USD	3,000,000	3,038,466
Nordea Bank AB,
1.625%, 5/15/18	USD	1,680,000	1,677,144
Nordea Bank AB(a),
2.375%, 4/04/19	USD	5,000,000	5,051,615
Nordea Bank AB,
3.875%, 12/15/15	GBP	4,100,000	6,527,019
Svensk Exportkredit AB,
1.875%, 12/21/18	GBP	4,500,000	7,211,549
Svensk Exportkredit AB(a),
1.875%, 6/17/19	USD	1,500,000	1,519,469
Svensk Exportkredit AB,
2.125%, 7/13/16	USD	3,000,000	3,050,238
Svenska Handelsbanken AB,
1.625%, 3/21/18	USD	3,700,000	3,709,172
Svenska Handelsbanken AB,
2.250%, 6/17/19	USD	6,595,000	6,631,840
			53,418,912
United States — 31.9%
Apple, Inc.(a),
1.550%, 2/07/20	USD	10,000,000	9,802,990
Apple, Inc.(a),
2.100%, 5/06/19	USD	11,000,000	11,116,842
Berkshire Hathaway, Inc.,
1.550%, 2/09/18	USD	5,385,000	5,412,878
Berkshire Hathaway, Inc.,
2.100%, 8/14/19	USD	1,500,000	1,511,391
Berkshire Hathaway, Inc.,
2.200%, 8/15/16	USD	10,000,000	10,165,320
Chevron Corp.,
1.718%, 6/24/18	USD	5,000,000	5,031,940
Chevron Corp.,
1.961%, 3/03/20	USD	4,000,000	3,969,840
Chevron Corp.,
2.193%, 11/15/19	USD	6,000,000	6,036,972
Cisco Systems, Inc.,
4.450%, 1/15/20	USD	3,000,000	3,282,204
Colgate-Palmolive Co.,
0.900%, 5/01/18	USD	4,975,000	4,940,454
Colgate-Palmolive Co.,
1.500%, 11/01/18	USD	6,424,000	6,440,375

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	FACE
	AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
Exxon Mobil Corp.,
0.921%, 3/15/17	USD	2,853,000	$2,854,966
Exxon Mobil Corp.,
1.305%, 3/06/18	USD	5,000,000	4,997,895
Exxon Mobil Corp.,
1.819%, 3/15/19	USD	3,300,000	3,306,003
Federal Home Loan Mortgage
Corp.(a), 1.000%, 9/29/17	USD	15,000,000	15,040,335
General Electric Capital Corp.,
2.200%, 1/09/20	USD	15,000,000	15,005,340
General Electric Capital Corp.(a),
5.625%, 9/15/17	USD	1,000,000	1,089,272
General Electric Capital Corp.,
6.000%, 8/07/19	USD	1,000,000	1,143,719
Google, Inc.(a),
2.125%, 5/19/16	USD	14,454,000	14,671,591
International Business Machines
Corp., 1.250%, 2/08/18	USD	16,000,000	15,981,312
Johnson & Johnson(a),
1.650%, 12/05/18	USD	4,000,000	4,033,752
Merck & Co., Inc., 1.850%,
2/10/20	USD	15,500,000	15,380,355
Merck Sharp & Dohme Corp.,
5.000%, 6/30/19	USD	1,250,000	1,392,644
Microsoft Corp.(a),
1.625%, 12/06/18	USD	16,000,000	16,145,888
Microsoft Corp.(a),
1.850%, 2/12/20	USD	2,500,000	2,503,057
Novartis Capital Corp.(a),
4.400%, 4/24/20	USD	1,000,000	1,104,873
Pfizer, Inc.(a),
2.100%, 5/15/19	USD	16,375,000	16,510,388
Toyota Motor Credit Corp.(a),
1.375%, 1/10/18	USD	4,726,000	4,730,542
Toyota Motor Credit Corp.,
2.000%, 10/24/18	USD	1,500,000	1,514,563
Toyota Motor Credit Corp.,
2.100%, 1/17/19	USD	5,000,000	5,023,475
Toyota Motor Credit Corp.(a),
2.125%, 7/18/19	USD	5,000,000	5,018,940
Toyota Motor Credit Corp.,
2.150%, 3/12/20	USD	3,000,000	3,001,074
US Bank NA/Cincinnati OH,
2.125%, 10/28/19	USD	1,500,000	1,502,612
Wal-Mart Stores, Inc.(a),
2.800%, 4/15/16	USD	6,000,000	6,110,622
Wal-Mart Stores, Inc.,
5.800%, 2/15/18	USD	12,850,000	14,354,118
			240,128,542
TOTAL BONDS AND NOTES
(Identified Cost $744,415,615)			744,276,561

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.2%
United States — 1.2%
SSgA Government
Money Market Fund	1	$1
SSgA Money Market Fund	8,713,761	8,713,761
		8,713,762
TOTAL SHORT-TERM
INVESTMENTS
(Identified Cost $8,713,762)		8,713,762

COLLATERAL FOR SECURITIES ON LOAN — 11.0%
Short-Term — 11.0%
State Street Navigator Securities
Lending Prime Portfolio	83,153,360	83,153,360

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $83,153,360)		83,153,360

Total Investments — 111.0%
(Identified Cost $836,282,737)#		836,143,683
Liabilities, Less Cash and Other
Assets — (11.0%)		(82,680,768)
Net Assets — 100.0%		$753,462,915

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $130,970,701.
#	At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $836,282,737. Net unrealized depreciation aggregated $139,054 of which $2,575,163 related to appreciated investment securities and $2,714,217 related to depreciated investment securities.

Key to abbreviations:
GBP — British Pound
SGD — Singapore Dollar
USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
COMMON STOCKS — 95.5%
Aerospace & Defense — 3.0%
BE Aerospace, Inc.	2,400	$131,760
Boeing Co. (The)	32,368	4,490,089
Cubic Corp.	500	23,790
Curtiss-Wright Corp.	1,076	77,945
DigitalGlobe, Inc.*	1,509	41,935
Engility Holdings, Inc.	495	12,454
Esterline Technologies Corp.*	600	57,204
General Dynamics Corp.	10,584	1,499,647
HEICO Corp.(a)	677	39,469
HEICO Corp., Class A	1,226	62,244
Hexcel Corp.	3,100	154,194
Honeywell International, Inc.	29,098	2,967,123
Huntington Ingalls Industries, Inc.	1,972	222,028
KLX, Inc.*	1,200	52,956
L-3 Communications Holdings, Inc.	2,026	229,708
Lockheed Martin Corp.	12,639	2,349,590
Moog, Inc., Class A*	1,100	77,748
Northrop Grumman Corp.	8,395	1,331,699
Orbital ATK, Inc.	1,499	109,967
Precision Castparts Corp.	3,224	644,381
Raytheon Co.	11,327	1,083,767
Rockwell Collins, Inc.	5,248	484,653
Spirit Aerosystems Holdings, Inc.,
Class A*	4,517	248,932
Teledyne Technologies, Inc.*	800	84,408
Textron, Inc.	8,122	362,485
TransDigm Group, Inc.*	2,220	498,767
Triumph Group, Inc.	1,120	73,909
United Technologies Corp.	30,214	3,351,639
Vectrus, Inc.*	366	9,102
		20,773,593
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	6,400	399,296
Expeditors International of
Washington, Inc.	7,407	341,500
FedEx Corp.	10,133	1,726,663
Forward Air Corp.	536	28,011
HUB Group, Inc., Class A*	982	39,614
United Parcel Service, Inc., Class B	33,744	3,270,131
UTi Worldwide, Inc.*	2,400	23,976
XPO Logistics, Inc.(a)*	1,686	76,174
		5,905,365
Airlines — 0.8%
Alaska Air Group, Inc.	5,828	375,498
Allegiant Travel Co.	800	142,304
American Airlines Group, Inc.	31,460	1,256,355
Copa Holdings SA, Class A(a)	1,041	85,976
Delta Air Lines, Inc.	38,017	1,561,739
JetBlue Airways Corp.*	7,550	156,738
Southwest Airlines Co.	25,313	837,607
Spirit Airlines, Inc.*	2,600	161,460
United Continental Holdings, Inc.*	16,772	889,084
		5,466,761
Auto Components — 0.6%
American Axle & Manufacturing
Holdings, Inc.(a)*	4,031	84,288
Autoliv, Inc.(a)	2,700	315,225
BorgWarner, Inc.	6,808	386,967
Cooper Tire & Rubber Co.	2,400	81,192
Dana Holding Corp.	8,249	169,764
Delphi Automotive PLC	13,800	1,174,242
Dorman Products, Inc.(a)*	1,109	52,855
Federal-Mogul Holdings Corp.*	1,249	14,176
Gentex Corp.	7,900	129,718
Gentherm, Inc.*	1,000	54,910
Goodyear Tire & Rubber Co. (The)	12,112	365,177
Johnson Controls, Inc.	21,276	1,053,800
Lear Corp.	2,724	305,796
Remy International, Inc.	414	9,154
Tenneco, Inc.*	2,500	143,600
Visteon Corp.*	1,705	178,991
		4,519,855
Automobiles — 0.6%
Ford Motor Co.	136,080	2,042,561
General Motors Co.	28,517	950,471
Harley-Davidson, Inc.	9,722	547,835
Tesla Motors, Inc.(a)*	1,822	488,770
Thor Industries, Inc.	1,600	90,048
		4,119,685
Beverages — 2.3%
Boston Beer Co., Inc. (The),
Class A(a)*	422	97,900
Brown-Forman Corp., Class B	5,720	573,030
Brown-Forman Corp., Class A(a)	551	61,392
Coca-Cola Co. (The)	158,069	6,201,047
Coca-Cola Enterprises, Inc.	10,637	462,071
Constellation Brands, Inc., Class A	4,025	466,981
Dr Pepper Snapple Group, Inc.	8,822	643,124
Molson Coors Brewing Co., Class B	4,077	284,615
Monster Beverage Corp.*	6,119	820,068
PepsiCo, Inc.	72,240	6,742,882
		16,353,110
Biotechnology — 3.7%
Acadia Pharmaceuticals, Inc.*	1,311	54,905
Agios Pharmaceuticals, Inc.(a)*	300	33,342
Alexion Pharmaceuticals, Inc.*	6,166	1,114,594
Alkermes PLC*	1,979	127,329
Alnylam Pharmaceuticals, Inc.*	1,290	154,632
Amgen, Inc.	24,256	3,723,781
Anacor Pharmaceuticals, Inc.*	538	41,657
Biogen, Inc.*	9,350	3,776,839
BioMarin Pharmaceutical, Inc.*	2,310	315,962
Bluebird Bio, Inc.*	405	68,190
Celgene Corp.*	34,006	3,935,684
Cepheid, Inc.*	1,400	85,610
Dyax Corp.*	1,000	26,500
Gilead Sciences, Inc.	73,332	8,585,711

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Incyte Corp.*	4,652	$484,785
Intercept Pharmaceuticals, Inc.(a)*	257	62,035
Isis Pharmaceuticals, Inc.(a)*	1,621	93,288
Ligand Pharmaceuticals, Inc.*	774	78,097
Medivation, Inc.*	3,291	375,832
Myriad Genetics, Inc.(a)*	2,380	80,896
Neurocrine Biosciences, Inc.*	1,008	48,142
Opko Health, Inc.(a)*	3,300	53,064
Puma Biotechnology, Inc.*	252	29,421
Receptos, Inc.*	387	73,549
Regeneron Pharmaceuticals, Inc.*	3,000	1,530,390
Seattle Genetics, Inc.(a)*	1,502	72,697
Ultragenyx Pharmaceutical, Inc.*	305	31,229
United Therapeutics Corp.*	1,757	305,630
Vertex Pharmaceuticals, Inc.*	4,876	602,088
		25,965,879
Building Products — 0.2%
A.O. Smith Corp.	2,350	169,153
Allegion PLC	2,527	151,974
Apogee Enterprises, Inc.	400	21,056
Armstrong World Industries, Inc.*	1,422	75,764
Fortune Brands Home & Security, Inc.	3,330	152,581
Lennox International, Inc.	1,992	214,518
Masco Corp.	15,358	409,598
Owens Corning	2,500	103,125
Simpson Manufacturing Co., Inc.	1,080	36,720
Trex Co., Inc.*	800	39,544
USG Corp.(a)*	2,828	78,590
		1,452,623
Capital Markets — 1.5%
Affiliated Managers Group, Inc.*	1,653	361,346
Ameriprise Financial, Inc.	5,940	742,084
Artisan Partners Asset Management,
Inc., Class A	1,019	47,343
Bank of New York Mellon Corp. (The)	16,936	710,804
BGC Partners, Inc., Class A	2,800	24,500
BlackRock, Inc.	1,852	640,755
Charles Schwab Corp. (The)	25,500	832,575
E*Trade Financial Corp.*	4,400	131,780
Eaton Vance Corp.	5,300	207,389
Evercore Partners, Inc., Class A	967	52,179
Federated Investors, Inc., Class B(a)	3,100	103,819
Financial Engines, Inc.(a)	700	29,736
Franklin Resources, Inc.	12,000	588,360
GAMCO Investors, Inc., Class A	200	13,742
Goldman Sachs Group, Inc. (The)	9,377	1,957,824
Interactive Brokers Group, Inc.,
Class A	1,400	58,184
Invesco Ltd.	10,025	375,837
Janus Capital Group, Inc.(a)	4,300	73,616
Legg Mason, Inc.	1,900	97,907
LPL Financial Holdings, Inc.(a)	2,967	137,936
Morgan Stanley	20,712	803,418
Northern Trust Corp.	4,994	381,841
NorthStar Asset Management
Group, Inc.	4,587	84,814
Raymond James Financial, Inc.	2,600	154,908
SEI Investments Co.	4,110	201,513
State Street Corp.	5,388	414,876
Stifel Financial Corp.*	1,686	97,350
T Rowe Price Group, Inc.	10,102	785,228
TD Ameritrade Holding Corp.	7,939	292,314
Virtus Investment Partners, Inc.	300	39,675
Waddell & Reed Financial, Inc., Class A	3,561	168,471
WisdomTree Investments, Inc.(a)	5,031	110,506
		10,722,630
Chemicals — 3.0%
Air Products & Chemicals, Inc.	6,347	868,460
Airgas, Inc.	2,813	297,559
Albemarle Corp.	3,234	178,743
Ashland, Inc.	1,818	221,614
Axiall Corp.	1,512	54,508
Balchem Corp.	785	43,740
Cabot Corp.	1,800	67,122
Celanese Corp., Series A	6,572	472,395
CF Industries Holdings, Inc.	12,600	809,928
Chemtura Corp.*	2,756	78,022
Cytec Industries, Inc.	2,000	121,060
Dow Chemical Co. (The)	42,478	2,173,599
Eastman Chemical Co.	6,348	519,393
Ecolab, Inc.	9,393	1,062,066
EI Du Pont de Nemours & Co.	35,263	2,255,069
Flotek Industries, Inc.(a)*	1,026	12,856
FMC Corp.	5,860	307,943
H.B. Fuller Co.	1,077	43,748
Huntsman Corp.	9,209	203,243
International Flavors & Fragrances,
Inc.	3,158	345,138
LyondellBasell Industries NV, Class A	19,892	2,059,220
Minerals Technologies, Inc.	1,316	89,659
Monsanto Co.	21,024	2,240,948
Mosaic Co. (The)	7,749	363,041
NewMarket Corp.	462	205,077
Olin Corp.	2,100	56,595
Platform Specialty Products Corp.*	1,130	28,905
PolyOne Corp.	2,800	109,676
PPG Industries, Inc.	10,610	1,217,179
Praxair, Inc.	14,061	1,680,993
RPM International, Inc.	4,928	241,324
Scotts Miracle-Gro Co. (The), Class A	2,064	122,209
Sensient Technologies Corp.	700	47,838
Sherwin Williams Co. (The)	4,087	1,124,007
Sigma-Aldrich Corp.	3,700	515,595
Tronox Ltd., Class A	771	11,280
Valspar Corp.	3,512	287,352
W.R. Grace & Co.*	3,212	322,164
Westlake Chemical Corp.	1,930	132,379
		20,991,647

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks — 3.5%
Associated Banc-Corp.	4,819	$97,681
Bancorpsouth, Inc.	2,260	58,218
Bank of America Corp.	159,735	2,718,690
Bank of Hawaii Corp.(a)	900	60,012
Bank of the Ozarks, Inc.	1,678	76,768
BankUnited, Inc.	1,900	68,267
BB&T Corp.	9,652	389,072
BOK Financial Corp.(a)	696	48,428
Cathay General Bancorp	2,343	76,030
CIT Group, Inc.	3,383	157,276
Citigroup, Inc.	45,706	2,524,799
City National Corp.	1,133	102,412
Columbia Banking System, Inc.	463	15,066
Comerica, Inc.	2,700	138,564
Commerce Bancshares, Inc.(a)	2,018	94,382
Community Bank System, Inc.(a)	1,047	39,545
Cullen/Frost Bankers, Inc.	1,100	86,438
CVB Financial Corp.	2,712	47,758
East West Bancorp, Inc.	3,900	174,798
Fifth Third Bancorp	19,334	402,534
First Citizens BancShares, Inc.,
Class A	46	12,100
First Horizon National Corp.(a)	7,245	113,529
First Niagara Financial Group, Inc.	9,560	90,246
First Republic Bank	2,906	183,165
FirstMerit Corp.	3,655	76,134
FNB Corp.	4,446	63,667
Fulton Financial Corp.	4,067	53,115
Glacier Bancorp, Inc.(a)	1,534	45,130
Hancock Holding Co.	2,100	67,011
Hilltop Holdings, Inc.*	1,633	39,339
Home Bancshares, Inc.	923	33,745
Huntington Bancshares, Inc.	20,992	237,420
Iberiabank Corp.	891	60,793
International Bancshares Corp.	1,350	36,274
Investors Bancorp, Inc.	5,282	64,969
JPMorgan Chase & Co.	59,063	4,002,109
KeyCorp.	14,304	214,846
M&T Bank Corp.(a)	1,973	246,487
MB Financial, Inc.	1,600	55,104
National Penn Bancshares, Inc.	3,400	38,352
Old National Bancorp	2,800	40,488
PacWest Bancorp	1,900	88,844
People’s United Financial, Inc.(a)	6,618	107,278
Pinnacle Financial Partners, Inc.	17	924
PNC Financial Services Group,
Inc. (The)	7,601	727,036
Popular, Inc.*	2,182	62,973
PrivateBancorp, Inc.	2,000	79,640
Prosperity Bancshares, Inc.	1,226	70,789
Regions Financial Corp.	17,808	184,491
Signature Bank*	1,100	161,029
South State Corp.	99	7,523
SunTrust Banks, Inc.	8,663	372,682
Susquehanna Bancshares, Inc.	5,222	73,735
SVB Financial Group*	1,900	273,562
Synovus Financial Corp.	3,279	101,059
TCF Financial Corp.	4,700	78,067
Texas Capital Bancshares, Inc.*	827	51,472
Trustmark Corp.(a)	1,900	47,462
UMB Financial Corp.	900	51,318
Umpqua Holdings Corp.	3,100	55,769
United Bankshares, Inc.(a)	1,262	50,770
US Bancorp	40,442	1,755,183
Valley National Bancorp	5,707	58,839
Webster Financial Corp.	2,510	99,270
Wells Fargo & Co.	116,441	6,548,642
Westamerica Bancorporation(a)	500	25,325
Western Alliance Bancorp*	2,242	75,690
Wintrust Financial Corp.	1,100	58,718
Zions Bancorporation	2,466	78,258
		24,497,109
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	1,200	39,444
ADT Corp. (The)(a)	6,745	226,430
Brady Corp., Class A	1,600	39,584
Brink’s Co. (The)	1,230	36,199
Cintas Corp.	4,247	359,254
Civeo Corp.	3,200	9,824
Clean Harbors, Inc.(a)*	1,735	93,239
Copart, Inc.*	4,171	147,987
Covanta Holding Corp.	3,570	75,648
Deluxe Corp.	2,000	124,000
Essendant, Inc.	900	35,325
Healthcare Services Group, Inc.(a)	2,053	67,852
Herman Miller, Inc.	2,059	59,567
HNI Corp.	1,066	54,526
Interface, Inc.	1,200	30,060
KAR Auction Services, Inc.	3,950	147,730
Mobile Mini, Inc.	1,083	45,529
MSA Safety, Inc.	1,100	53,361
Pitney Bowes, Inc.	9,123	189,850
R.R. Donnelley & Sons Co.	8,595	149,811
Republic Services, Inc.	7,222	282,886
Rollins, Inc.	4,221	120,425
Steelcase, Inc., Class A	3,679	69,570
Stericycle, Inc.*	2,694	360,754
Tetra Tech, Inc.	1,092	27,999
Tyco International PLC	10,451	402,154
UniFirst Corp.	477	53,352
Waste Connections, Inc.	3,537	166,663
Waste Management, Inc.	18,787	870,777
West Corp.	700	21,070
		4,360,870
Communications Equipment — 1.1%
ADTRAN, Inc.	1,300	21,125
ARRIS Group, Inc.*	4,250	130,050
Brocade Communications Systems,
Inc.	11,672	138,663
Ciena Corp.*	3,000	71,040
Cisco Systems, Inc.	119,113	3,270,843

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
CommScope Holding Co., Inc.*	2,899	$88,448
EchoStar Corp., Class A*	940	45,759
F5 Networks, Inc.*	2,800	336,980
Finisar Corp.*	2,900	51,823
Harris Corp.	5,409	416,006
InterDigital, Inc.	1,772	100,809
JDS Uniphase Corp.*	5,100	59,058
Juniper Networks, Inc.	6,704	174,103
Motorola Solutions, Inc.	5,762	330,393
Palo Alto Networks, Inc.(a)*	1,055	184,309
Plantronics, Inc.	1,300	73,203
Polycom, Inc.*	2,400	27,456
QUALCOMM, Inc.	38,650	2,420,650
Ubiquiti Networks, Inc.(a)	932	29,745
Viasat, Inc.(a)*	615	37,060
		8,007,523
Computers & Peripherals — 5.2%
3D Systems Corp.(a)*	1,421	27,738
Apple, Inc.	240,102	30,114,793
Diebold, Inc.	1,600	56,000
Electronics for Imaging, Inc.*	1,399	60,871
EMC Corp.	45,376	1,197,473
Hewlett-Packard Co.	80,583	2,418,296
Lexmark International, Inc., Class A(a)	2,372	104,842
NCR Corp.*	5,050	152,005
NetApp, Inc.	9,674	305,311
SanDisk Corp.	6,700	390,074
Seagate Technology PLC(a)	15,309	727,178
Stratasys Ltd.*	981	34,266
Western Digital Corp.	8,791	689,390
		36,278,237
Construction & Engineering — 0.1%
AECOM*	3,178	105,128
Chicago Bridge & Iron Co. NV	2,862	143,214
Dycom Industries, Inc.*	985	57,967
EMCOR Group, Inc.	1,700	81,209
Fluor Corp.	5,766	305,656
Granite Construction, Inc.	245	8,700
Jacobs Engineering Group, Inc.*	1,803	73,238
KBR, Inc.	2,987	58,187
MasTec, Inc.*	2,200	43,714
Primoris Services Corp.	1,000	19,800
Quanta Services, Inc.*	3,524	101,562
		998,375
Construction Materials — 0.1%
Eagle Materials, Inc.	1,400	106,862
Martin Marietta Materials, Inc.(a)	1,003	141,935
Vulcan Materials Co.	1,884	158,124
		406,921
Consumer Finance — 0.9%
Ally Financial, Inc.*	4,543	101,900
American Express Co.	39,764	3,090,458
Capital One Financial Corp.	13,001	1,143,698
Credit Acceptance Corp.*	284	69,915
Discover Financial Services	16,339	941,453
First Cash Financial Services, Inc.*	800	36,472
Navient Corp.	13,453	244,979
Nelnet, Inc., Class A	156	6,756
PRA Group, Inc.(a)*	1,500	93,465
Santander Consumer
USA Holdings, Inc.	3,992	102,075
SLM Corp.*	15,724	155,196
Springleaf Holdings, Inc.*	293	13,452
		5,999,819
Containers & Packaging — 0.4%
Aptargroup, Inc.	2,399	152,984
Avery Dennison Corp.	3,859	235,167
Ball Corp.	5,736	402,380
Bemis Co., Inc.	3,432	154,474
Berry Plastics Group, Inc.*	3,899	126,328
Crown Holdings, Inc.*	6,057	320,476
Graphic Packaging Holding Co.	13,226	184,238
Greif, Inc., Class A	1,000	35,850
MeadWestvaco Corp.	3,707	174,933
Owens-Illinois, Inc.*	6,988	160,305
Packaging Corp. of America	4,165	260,271
Rock-Tenn Co., Class A	3,978	239,476
Sealed Air Corp.	7,971	409,550
Silgan Holdings, Inc.	1,968	103,832
Sonoco Products Co.	3,106	133,123
		3,093,387
Distributors — 0.1%
Genuine Parts Co.	5,005	448,098
LKQ Corp.*	9,191	277,982
Pool Corp.	1,885	132,289
		858,369
Diversified Consumer Services — 0.1%
Apollo Education Group, Inc.*	4,463	57,483
Bright Horizons Family Solutions, Inc.*	668	38,610
DeVry Education Group, Inc.	1,600	47,968
Graham Holdings Co., Class B	100	107,505
Grand Canyon Education, Inc.*	2,002	84,885
H&R Block, Inc.	12,071	357,905
Houghton Mifflin Harcourt Co.*	2,049	51,635
Service Corp. International	7,125	209,689
Sotheby’s, Class A(a)	1,900	85,956
		1,041,636
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B*	51,272	6,978,632
CBOE Holdings, Inc.	3,888	222,471
CME Group, Inc.	4,167	387,781
FNFV Group*	2,320	35,682
Intercontinental Exchange, Inc.	1,725	385,727
Leucadia National Corp.	4,626	112,319
MarketAxess Holdings, Inc.	1,100	102,047
McGraw-Hill Financial, Inc.	12,709	1,276,619
Moody’s Corp.	7,690	830,213

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services (Continued)
MSCI, Inc., Class A	3,286	$202,253
NASDAQ OMX Group, Inc. (The)	1,536	74,972
PHH Corp.*	405	10,542
Voya Financial, Inc.	3,093	143,732
		10,762,990
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	159,142	5,652,724
CenturyLink, Inc.	13,499	396,600
Cogent Communications Holdings,
Inc.	1,148	38,848
Frontier Communications Corp.	33,744	167,033
Level 3 Communications, Inc.*	10,471	551,507
Verizon Communications, Inc.	199,583	9,302,564
Windstream Holdings, Inc.(a)	4,665	29,763
		16,139,039
Electric Utilities — 1.3%
Allete, Inc.	1,400	64,946
American Electric Power Co., Inc.	13,369	708,156
Cleco Corp.	1,800	96,930
Duke Energy Corp.	20,941	1,478,853
Edison International	8,608	478,433
El Paso Electric Co.	1,200	41,592
Entergy Corp.	5,100	359,550
Eversource Energy	9,240	419,588
Exelon Corp.(a)	23,550	739,941
FirstEnergy Corp.	10,628	345,941
Great Plains Energy, Inc.	4,084	98,669
Hawaiian Electric Industries, Inc.	3,245	96,474
IDACORP, Inc.	1,576	88,477
ITC Holdings Corp.	5,154	165,856
NextEra Energy, Inc.	13,227	1,296,643
OGE Energy Corp.	4,700	134,279
Pepco Holdings, Inc.	7,200	193,968
Pinnacle West Capital Corp.	2,000	113,780
PNM Resources, Inc.	2,600	63,960
Portland General Electric Co.	2,100	69,636
PPL Corp.	20,485	603,693
Southern Co. (The)(a)	26,058	1,091,830
UIL Holdings Corp.	1,433	65,660
Westar Energy, Inc.	3,598	123,124
Xcel Energy, Inc.	12,400	399,032
		9,339,011
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,579	284,188
AMETEK, Inc.	6,303	345,278
Babcock & Wilcox Co. (The)	2,972	97,482
Eaton Corp. PLC	6,462	436,120
Emerson Electric Co.	31,803	1,762,840
EnerSys	1,200	84,348
Franklin Electric Co., Inc.	1,200	38,796
Generac Holdings, Inc.(a)*	3,000	119,250
Hubbell, Inc., Class A	100	10,780
Hubbell, Inc., Class B	1,594	172,598
Polypore International, Inc.*	1,200	71,856
Regal Beloit Corp.	967	70,195
Rockwell Automation, Inc.	5,603	698,358
Sensata Technologies Holding NV(a)*	4,879	257,319
SolarCity Corp.(a)*	600	32,130
		4,481,538
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,606	672,800
Anixter International, Inc.*	800	52,120
Arrow Electronics, Inc.*	2,685	149,823
Avnet, Inc.	3,103	127,564
Belden, Inc.	1,290	104,787
CDW Corp.	4,725	161,973
Cognex Corp.	1,500	72,150
Coherent, Inc.*	580	36,818
Corning, Inc.	16,902	333,476
Daktronics, Inc.	100	1,186
Dolby Laboratories, Inc., Class A	1,100	43,648
FEI Co.	1,098	91,057
Flextronics International Ltd.*	4,828	54,605
FLIR Systems, Inc.	2,539	78,252
Ingram Micro, Inc., Class A*	4,200	105,126
IPG Photonics Corp.*	700	59,623
Itron, Inc.*	545	18,770
Jabil Circuit, Inc.	5,400	114,966
Keysight Technologies, Inc.*	4,337	135,271
Knowles Corp.(a)*	1,850	33,485
Littelfuse, Inc.	380	36,058
Methode Electronics, Inc.	400	10,980
National Instruments Corp.	1,558	45,899
OSI Systems, Inc.*	572	40,492
Plexus Corp.*	900	39,492
Sanmina Corp.*	900	18,144
SYNNEX Corp.(a)	735	53,795
TE Connectivity Ltd.	12,798	822,911
Tech Data Corp.*	1,300	74,828
Trimble Navigation Ltd.*	6,928	162,531
Vishay Intertechnology, Inc.(a)	4,130	48,238
Zebra Technologies Corp., Class A*	875	97,169
		3,898,037
Energy Equipment & Services — 1.3%
Atwood Oceanics, Inc.(a)	1,100	29,084
Baker Hughes, Inc.	10,910	673,147
Bristow Group, Inc.	1,083	57,724
Cameron International Corp.*	6,292	329,512
CARBO Ceramics, Inc.(a)	300	12,489
Core Laboratories NV(a)	1,479	168,665
Diamond Offshore Drilling, Inc.	1,386	35,773
Dresser-Rand Group, Inc.*	2,200	187,396
Dril-Quip, Inc.*	900	67,725
Era Group, Inc.*	400	8,192
Exterran Holdings, Inc.	1,688	55,113
FMC Technologies, Inc.*	8,904	369,427
Forum Energy Technologies, Inc.*	1,368	27,743
Gulfmark Offshore, Inc., Class A(a)	600	6,960
Halliburton Co.	31,646	1,362,993

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Helix Energy Solutions Group, Inc.*	2,643	$33,381
Helmerich & Payne, Inc.	3,200	225,344
Hornbeck Offshore Services, Inc.(a)*	900	18,477
McDermott International, Inc.(a)*	6,400	34,176
Nabors Industries Ltd.	8,800	126,984
National Oilwell Varco, Inc.	8,890	429,209
Noble Corp. PLC(a)	5,393	82,998
Oceaneering International, Inc.	3,600	167,724
Oil States International, Inc.*	1,400	52,122
Pacific Drilling SA(a)*	27	76
Paragon Offshore PLC(a)	1,797	1,959
Patterson-UTI Energy, Inc.	4,300	80,904
Rowan Cos. PLC, Class A	2,805	59,214
RPC, Inc.(a)	2,914	40,301
Schlumberger Ltd.	40,987	3,532,669
SEACOR Holdings, Inc.*	500	35,470
Seventy Seven Energy, Inc.*	1,342	5,757
Superior Energy Services, Inc.	2,568	54,031
Tidewater, Inc.(a)	1,400	31,822
Transocean Ltd.(a)	7,035	113,404
Unit Corp.*	1,300	35,256
US Silica Holdings, Inc.	1,912	56,136
Weatherford International PLC*	22,958	281,695
		8,891,052
Food & Staples Retailing — 2.3%
Andersons, Inc. (The)	486	18,954
Casey’s General Stores, Inc.	1,495	143,131
Costco Wholesale Corp.	17,536	2,368,412
CVS Health Corp.	35,418	3,714,640
Fresh Market, Inc. (The)(a)*	1,100	35,354
Kroger Co. (The)	21,900	1,587,969
PriceSmart, Inc.(a)	600	54,744
Rite Aid Corp.*	38,921	324,990
Sprouts Farmers Market, Inc.(a)*	3,616	97,560
SUPERVALU, Inc.*	5,600	45,304
Sysco Corp.	22,079	797,052
United Natural Foods, Inc.*	1,400	89,152
Wal-Mart Stores, Inc.	64,795	4,595,910
Walgreens Boots Alliance, Inc.	20,746	1,751,792
Weis Markets, Inc.	600	25,290
Whole Foods Market, Inc.	11,307	445,948
		16,096,202
Food Products — 1.6%
Archer-Daniels-Midland Co.	10,410	501,970
B&G Foods, Inc.	2,070	59,057
Bunge Ltd.	2,811	246,806
Cal-Maine Foods, Inc.(a)	336	17,539
Campbell Soup Co.(a)	8,657	412,506
ConAgra Foods, Inc.	9,827	429,636
Darling Ingredients, Inc.*	3,337	48,920
Dean Foods Co.	2,592	41,913
Flowers Foods, Inc.	5,407	114,358
Fresh Del Monte Produce, Inc.	1,100	42,526
General Mills, Inc.	25,922	1,444,374
Hain Celestial Group, Inc. (The)*	2,595	170,907
Hershey Co. (The)	7,200	639,576
Hormel Foods Corp.	4,595	259,020
Ingredion, Inc.	2,264	180,690
J&J Snack Foods Corp.	457	50,576
J.M. Smucker Co. (The)	2,260	245,007
Kellogg Co.	12,139	761,115
Keurig Green Mountain, Inc.(a)	3,900	298,857
Kraft Foods Group, Inc.	27,548	2,345,437
Lancaster Colony Corp.	722	65,594
McCormick & Co., Inc.	4,123	333,757
Mead Johnson Nutrition Co.	9,381	846,354
Mondelez International, Inc., Class A	24,110	991,885
Pilgrim’s Pride Corp.(a)	1,700	39,049
Pinnacle Foods, Inc.	1,714	78,056
Post Holdings, Inc.(a)*	943	50,856
Sanderson Farms, Inc.(a)	839	63,059
Snyders-Lance, Inc.	1,354	43,694
Tootsie Roll Industries, Inc.(a)	330	10,662
TreeHouse Foods, Inc.*	1,116	90,430
Tyson Foods, Inc., Class A	8,302	353,914
WhiteWave Foods Co., Class A*	4,574	223,571
		11,501,671
Gas Utilities — 0.2%
AGL Resources, Inc.	3,357	156,302
Atmos Energy Corp.	2,900	148,712
Laclede Group, Inc. (The)	963	50,134
National Fuel Gas Co.(a)	2,000	117,780
New Jersey Resources Corp.	2,300	63,365
ONE Gas, Inc.	1,600	68,096
Piedmont Natural Gas Co., Inc.	2,300	81,213
Questar Corp.	5,200	108,732
South Jersey Industries, Inc.	1,600	39,568
Southwest Gas Corp.	1,343	71,461
UGI Corp.	5,299	182,550
WGL Holdings, Inc.	1,400	76,006
		1,163,919
Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	21,009	1,031,122
Alere, Inc.*	2,200	116,050
Align Technology, Inc.*	1,900	119,149
Baxter International, Inc.	21,484	1,502,376
Becton Dickinson and Co.	6,407	907,552
Boston Scientific Corp.*	23,627	418,198
Cantel Medical Corp.	1,074	57,642
Cooper Companies, Inc. (The)	1,358	241,683
CR Bard, Inc.	3,279	559,725
Cyberonics, Inc.*	1,115	66,298
DENTSPLY International, Inc.	3,375	173,981
DexCom, Inc.*	883	70,622
Edwards Lifesciences Corp.*	4,136	589,090
Globus Medical, Inc., Class A*	1,500	38,505
Haemonetics Corp.*	1,000	41,360
Halyard Health, Inc.(a)*	2,156	87,318
Hill-Rom Holdings, Inc.	1,606	87,254
Hologic, Inc.*	6,826	259,798
See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Idexx Laboratories, Inc.(a)*	4,366	$280,035
Integra LifeSciences Holdings Corp.*	800	53,896
Intuitive Surgical, Inc.*	900	436,050
Masimo Corp.*	1,500	58,110
Medtronic PLC	39,244	2,907,980
Neogen Corp.*	167	7,922
NuVasive, Inc.*	1,369	64,863
ResMed, Inc.	4,096	230,892
Sirona Dental Systems, Inc.*	1,200	120,504
St. Jude Medical, Inc.	9,444	690,073
STERIS Corp.	1,900	122,436
Stryker Corp.	6,400	611,648
Teleflex, Inc.(a)	764	103,484
Thoratec Corp.*	863	38,464
Varian Medical Systems, Inc.*	3,805	320,876
West Pharmaceutical Services, Inc.	1,773	102,976
Zimmer Biomet Holdings, Inc.	4,180	456,581
		12,974,513
Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc.(a)*	1,672	130,968
Aetna, Inc.	10,434	1,329,918
Air Methods Corp.(a)*	1,200	49,608
AmerisourceBergen Corp.	9,694	1,030,860
Amsurg Corp.*	1,200	83,940
Anthem, Inc.	9,092	1,492,361
Brookdale Senior Living, Inc.*	3,601	124,955
Cardinal Health, Inc.	13,412	1,121,914
Centene Corp.*	3,400	273,360
Chemed Corp.	540	70,794
CIGNA Corp.	8,271	1,339,902
Community Health Systems, Inc.*	4,567	287,584
DaVita HealthCare Partners, Inc.*	6,642	527,840
Envision Healthcare Holdings, Inc.*	4,597	181,490
ExamWorks Group, Inc.*	300	11,730
Express Scripts Holding Co.*	22,131	1,968,331
HCA Holdings, Inc.*	9,940	901,757
Health Net, Inc.*	2,200	141,064
Healthsouth Corp.	3,958	182,305
Henry Schein, Inc.*	2,586	367,522
Humana, Inc.	3,785	723,995
Kindred Healthcare, Inc.	83	1,684
Laboratory Corp. of America Holdings*	3,622	439,059
LifePoint Health, Inc.*	1,533	133,294
Magellan Health, Inc.*	708	49,610
McKesson Corp.	8,359	1,879,187
Mednax, Inc.*	2,900	214,919
Molina Healthcare, Inc.*	700	49,210
Omnicare, Inc.	2,338	220,356
Owens & Minor, Inc.(a)	1,695	57,630
Patterson Cos., Inc.	2,215	107,760
Premier, Inc., Class A*	455	17,499
Quest Diagnostics, Inc.	4,415	320,176
Select Medical Holdings Corp.	2,804	45,425
Team Health Holdings, Inc.*	3,194	208,664
Tenet Healthcare Corp.*	4,329	250,562
UnitedHealth Group, Inc.	37,136	4,530,592
Universal Health Services, Inc., Class B	3,403	483,566
VCA, Inc.*	1,800	97,929
WellCare Health Plans, Inc.*	703	59,635
		21,508,955
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	2,600	35,568
athenahealth, Inc.(a)*	848	97,164
Cerner Corp.*	8,385	579,068
HMS Holdings Corp.(a)*	549	9,426
IMS Health Holdings, Inc.*	1,816	55,661
MedAssets, Inc.*	1,584	34,943
Veeva Systems, Inc., Class A*	1,900	53,257
		865,087
Hotels, Restaurants & Leisure — 2.6%
Aramark	8,191	253,675
Belmond Ltd., Class A*	1,547	19,322
Bloomin’ Brands, Inc.	4,402	93,983
Bob Evans Farms, Inc.	800	40,840
Brinker International, Inc.	2,399	138,302
Buffalo Wild Wings, Inc.*	843	132,090
Carnival Corp.	7,055	348,447
Cheesecake Factory, Inc. (The)	1,877	102,362
Chipotle Mexican Grill, Inc.*	1,200	725,988
Choice Hotels International, Inc.	1,000	54,250
Churchill Downs, Inc.	115	14,381
Cracker Barrel Old Country Store, Inc.(a)	700	104,412
Darden Restaurants, Inc.	4,092	290,859
Diamond Resorts International, Inc.*	1,666	52,562
DineEquity, Inc.	453	44,888
Domino’s Pizza, Inc.	1,690	191,646
Dunkin’ Brands Group, Inc.(a)	2,994	164,670
Fiesta Restaurant Group, Inc.*	484	24,200
Hilton Worldwide Holdings, Inc.*	11,091	305,557
Hyatt Hotels Corp., Class A*	1,300	73,697
International Game Technology PLC(a)*	1,437	25,521
Interval Leisure Group, Inc.	974	22,256
Jack in the Box, Inc.	1,879	165,653
Krispy Kreme Doughnuts, Inc.*	1,700	32,742
Las Vegas Sands Corp.(a)	18,663	981,114
Marriott International, Inc., Class A	7,066	525,640
Marriott Vacations Worldwide Corp.	295	27,066
McDonald’s Corp.	47,187	4,486,068
MGM Resorts International*	11,853	216,317
Norwegian Cruise Line Holdings Ltd.*	2,944	164,982
Panera Bread Co., Class A*	1,166	203,782
Papa John’s International, Inc.	1,461	110,466
Royal Caribbean Cruises Ltd.	3,973	312,635
Scientific Games Corp., Class A(a)*	1,400	21,756
SeaWorld Entertainment, Inc.(a)	2,000	36,880
Six Flags Entertainment Corp.	2,952	132,397
Sonic Corp.	1,700	48,960

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Starbucks Corp.	70,918	$3,802,269
Starwood Hotels & Resorts Worldwide, Inc.	5,800	470,322
Texas Roadhouse, Inc.	1,857	69,508
Vail Resorts, Inc.	1,332	145,454
Wendy’s Co. (The)	7,777	87,725
Wyndham Worldwide Corp.	5,679	465,167
Wynn Resorts Ltd.(a)	3,048	300,746
Yum! Brands, Inc.	20,879	1,880,780
		17,912,337
Household Durables — 0.5%
DR Horton, Inc.	6,639	181,643
Garmin Ltd.(a)	3,681	161,706
Harman International Industries, Inc.	2,025	240,854
Helen of Troy Ltd.*	818	79,747
Jarden Corp.*	2,613	135,223
KB Home(a)	922	15,305
La-Z-Boy, Inc.	1,500	39,510
Leggett & Platt, Inc.	4,300	209,324
Lennar Corp., Class A(a)	3,700	188,848
Lennar Corp., Class B	329	14,186
Meritage Homes Corp.*	900	42,381
Mohawk Industries, Inc.*	1,413	269,742
Newell Rubbermaid, Inc.	9,000	369,990
NVR, Inc.*	159	213,060
PulteGroup, Inc.	5,147	103,712
Ryland Group, Inc. (The)	1,375	63,759
Standard Pacific Corp.*	2,641	23,531
Taylor Morrison Home Corp., Class A*	469	9,549
Tempur Sealy International, Inc.*	2,741	180,632
Toll Brothers, Inc.*	3,000	114,570
Tupperware Brands Corp.(a)	2,245	144,892
Whirlpool Corp.	2,639	456,679
		3,258,843
Household Products — 1.6%
Church & Dwight Co., Inc.	4,810	390,235
Clorox Co. (The)	5,466	568,573
Colgate-Palmolive Co.	43,025	2,814,265
Energizer Holdings, Inc.	1,400	184,170
Kimberly-Clark Corp.	17,248	1,827,771
Procter & Gamble Co. (The)	68,829	5,385,181
Spectrum Brands Holdings, Inc.	817	83,326
		11,253,521
Independent Power Producers & Energy Traders — 0.1%
AES Corp.	23,347	309,581
Calpine Corp.*	10,394	186,988
Dynegy, Inc.*	1,700	49,725
NRG Energy, Inc.	5,265	120,463
NRG Yield, Inc., Class A(a)	475	10,445
NRG Yield, Inc., Class C(a)	475	10,398
Pattern Energy Group, Inc.(a)	160	4,541
Talen Energy Corp.*	2,558	43,896
		736,037
Industrial Conglomerates — 1.5%
3M Co.	29,357	4,529,785
Carlisle Cos., Inc.	1,835	183,720
Danaher Corp.	14,740	1,261,597
General Electric Co.	148,006	3,932,519
Raven Industries, Inc.(a)	939	19,090
Roper Technologies, Inc.	2,300	396,658
		10,323,369
Insurance — 1.9%
ACE Ltd.	4,660	473,829
Aflac, Inc.	10,755	668,961
Alleghany Corp.*	332	155,628
Allied World Assurance Co., Holdings Ltd.	1,940	83,847
Allstate Corp. (The)	9,625	624,374
American Equity Investment Life Holding Co.	1,900	51,262
American Financial Group, Inc.	1,500	97,560
American International Group, Inc.	19,300	1,193,126
Amtrust Financial Services, Inc.(a)	990	64,855
Aon PLC	8,406	837,910
Arch Capital Group Ltd.*	1,505	100,775
Arthur J Gallagher & Co.	3,180	150,414
Aspen Insurance Holdings Ltd.	2,100	100,590
Assurant, Inc.	1,504	100,768
Assured Guaranty Ltd.	4,900	117,551
Axis Capital Holdings Ltd.	2,200	117,414
Brown & Brown, Inc.	3,200	105,152
Chubb Corp. (The)	4,027	383,129
Cincinnati Financial Corp.	2,315	116,167
CNA Financial Corp.	559	21,359
CNO Financial Group, Inc.	5,300	97,255
Endurance Specialty Holdings Ltd.	1,200	78,840
Enstar Group Ltd.(a)*	300	46,485
Erie Indemnity Co., Class A	830	68,118
Everest Re Group Ltd.	1,000	182,010
First American Financial Corp.(a)	2,357	87,704
FNF Group	3,562	131,758
Genworth Financial, Inc., Class A*	9,167	69,394
Hanover Insurance Group, Inc. (The)	1,273	94,240
Hartford Financial Services Group, Inc.	8,992	373,797
HCC Insurance Holdings, Inc.	2,301	176,809
Kemper Corp.	1,200	46,260
Lincoln National Corp.	3,358	198,861
Loews Corp.	4,514	173,834
Markel Corp.*	100	80,068
Marsh & McLennan Cos., Inc.	17,220	976,374
MBIA, Inc.*	3,900	23,439
Mercury General Corp.	800	44,520
MetLife, Inc.	13,686	766,279
Old Republic International Corp.	5,675	88,700
PartnerRe Ltd.	1,300	167,050
Primerica, Inc.	1,400	63,966
Principal Financial Group, Inc.	7,385	378,777
ProAssurance Corp.	1,800	83,178

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Progressive Corp. (The)	12,227	$340,277
Prudential Financial, Inc.	6,676	584,284
Reinsurance Group of America, Inc.	777	73,714
RenaissanceRe Holdings Ltd.	1,425	144,652
RLI Corp.	1,000	51,390
StanCorp Financial Group, Inc.	1,400	105,854
Symetra Financial Corp.	1,029	24,871
Torchmark Corp.	2,001	116,498
Travelers Companies, Inc. (The)	13,042	1,260,640
Unum Group	3,100	110,825
Validus Holdings Ltd.	1,687	74,211
Willis Group Holdings PLC	5,000	234,500
WR Berkley Corp.	2,531	131,435
XL Group PLC	4,581	170,413
		13,485,951
Internet & Catalog Retail — 1.7%
Amazon.com, Inc.*	15,861	6,885,102
Expedia, Inc.	3,803	415,858
Groupon, Inc.*	7,600	38,228
HSN, Inc.	1,490	104,583
Lands’ End, Inc.(a)*	357	8,864
Liberty Interactive Corp. QVC Group,
Class A*	9,939	275,807
Liberty TripAdvisor Holdings, Inc., Class A*	2,162	69,660
Liberty Ventures, Series A*	3,575	140,390
Netflix, Inc.*	1,300	854,022
Priceline Group, Inc. (The)*	2,084	2,399,455
Shutterfly, Inc.*	562	26,869
TripAdvisor, Inc.*	5,115	445,721
		11,664,559
Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	5,452	380,658
Bankrate, Inc.*	1,027	10,773
Cimpress NV*	87	7,322
CoStar Group, Inc.*	365	73,460
Dealertrack Technologies, Inc.(a)*	1,153	72,397
eBay, Inc.*	29,879	1,799,911
Envestnet, Inc.*	90	3,639
Facebook, Inc., Class A*	47,045	4,034,814
Google, Inc., Class A*	6,497	3,508,640
Google, Inc., Class C*	6,559	3,414,025
HomeAway, Inc.*	900	28,008
IAC/InterActiveCorp	2,053	163,542
j2 Global, Inc.	1,013	68,823
LinkedIn Corp., Class A*	1,505	310,978
NIC, Inc.	1,910	34,915
Pandora Media, Inc.*	2,844	44,196
Rackspace Hosting, Inc.*	4,221	156,979
Shutterstock, Inc.(a)*	191	11,200
Twitter, Inc.*	6,032	218,479
VeriSign, Inc.*	3,800	234,536
Web.com Group, Inc.*	1,185	28,701
WebMD Health Corp.(a)*	1,117	49,461
Yahoo!, Inc.*	12,611	495,486
Zillow Group, Inc., Class A(a)*	436	37,819
		15,188,762
IT Services — 4.3%
Accenture PLC, Class A	30,618	2,963,210
Acxiom Corp.*	2,292	40,293
Alliance Data Systems Corp.*	2,728	796,412
Amdocs Ltd.	2,698	147,284
Automatic Data Processing, Inc.	21,164	1,697,988
Blackhawk Network Holdings, Inc.*	1,743	71,812
Booz Allen Hamilton Holding Corp.	3,898	98,385
Broadridge Financial Solutions, Inc.	5,322	266,153
CACI International, Inc., Class A*	756	61,153
Cardtronics, Inc.*	1,505	55,760
Cognizant Technology Solutions Corp., Class A*	18,484	1,129,188
Computer Sciences Corp.	5,100	334,764
Convergys Corp.	3,200	81,568
CoreLogic, Inc.*	2,308	91,604
DST Systems, Inc.	1,006	126,736
EPAM Systems, Inc.*	505	35,971
Euronet Worldwide, Inc.*	1,400	86,380
Fidelity National Information Services, Inc.	8,383	518,069
Fiserv, Inc.*	9,400	778,602
FleetCor Technologies, Inc.*	2,730	426,044
Gartner, Inc., Class A*	4,045	346,980
Genpact Ltd.*	3,590	76,575
Global Payments, Inc.	2,729	282,315
Heartland Payment Systems, Inc.	1,360	73,508
iGate Corp.*	1,600	76,304
International Business Machines Corp.	45,376	7,380,860
Jack Henry & Associates, Inc.	2,700	174,690
Leidos Holdings, Inc.	913	36,858
Mastercard, Inc., Class A	48,736	4,555,841
MAXIMUS, Inc.	3,001	197,256
NeuStar, Inc., Class A(a)*	1,900	55,499
Paychex, Inc.	14,712	689,699
Sabre Corp.	5,211	124,022
Science Applications International Corp.	1,571	83,027
Syntel, Inc.*	1,200	56,976
Teradata Corp.(a)*	5,974	221,038
Total System Services, Inc.	6,258	261,397
Unisys Corp.*	917	18,331
Vantiv, Inc., Class A*	6,385	243,843
VeriFone Systems, Inc.*	2,891	98,178
Visa, Inc., Class A(a)	63,052	4,233,942
Western Union Co. (The)(a)	23,670	481,211
WEX, Inc.*	1,363	155,341
Xerox Corp.	24,692	262,723
		29,993,790

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Leisure Equipment & Products — 0.2%
Brunswick Corp.	2,766	$140,679
Hasbro, Inc.	4,346	325,037
Mattel, Inc.(a)	12,766	327,959
Polaris Industries, Inc.(a)	2,893	428,482
Vista Outdoor, Inc.*	2,160	96,984
		1,319,141
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	8,500	327,930
Bio-Rad Laboratories, Inc., Class A*	300	45,183
Bio-Techne Corp.	886	87,244
Bruker Corp.*	2,422	49,433
Charles River Laboratories International, Inc.*	1,850	130,129
Illumina, Inc.*	4,674	1,020,615
Mettler-Toledo International, Inc.*	1,316	449,361
Parexel International Corp.*	2,045	131,514
PerkinElmer, Inc.	2,100	110,544
Quintiles Transnational Holdings, Inc.*	2,421	175,789
Thermo Fisher Scientific, Inc.	7,927	1,028,608
Waters Corp.*	2,500	320,950
		3,877,300
Machinery — 1.9%
Actuant Corp., Class A	1,908	44,056
AGCO Corp.(a)	2,207	125,313
Allison Transmission Holdings, Inc.	5,003	146,388
Barnes Group, Inc.	800	31,192
Caterpillar, Inc.	23,611	2,002,685
Chart Industries, Inc.*	663	23,702
CLARCOR, Inc.	1,500	93,360
Colfax Corp.(a)*	1,546	71,348
Crane Co.	1,500	88,095
Cummins, Inc.	5,641	740,043
Deere & Co.(a)	15,657	1,519,512
Donaldson Co., Inc.(a)	5,304	189,883
Dover Corp.	5,826	408,869
EnPro Industries, Inc.	200	11,444
Flowserve Corp.	5,932	312,379
Graco, Inc.	2,723	193,415
Greenbrier Cos., Inc. (The)(a)	500	23,425
Harsco Corp.	2,911	48,032
Hillenbrand, Inc.	1,890	58,023
Hyster-Yale Materials Handling, Inc.	300	20,784
IDEX Corp.	2,500	196,450
Illinois Tool Works, Inc.	15,000	1,376,850
Ingersoll-Rand PLC	6,639	447,601
ITT Corp.	1,944	81,337
Joy Global, Inc.(a)	2,250	81,450
Kennametal, Inc.	2,100	71,652
Lincoln Electric Holdings, Inc.	2,291	139,499
Manitowoc Co., Inc. (The)	5,372	105,291
Middleby Corp.*	1,500	168,345
Mueller Industries, Inc.	1,390	48,261
Mueller Water Products, Inc., Class A	5,028	45,755
Nordson Corp.	2,147	167,230
Oshkosh Corp.	2,000	84,760
PACCAR, Inc.	13,736	876,494
Pall Corp.	3,500	435,575
Parker Hannifin Corp.	3,376	392,730
Pentair PLC	5,265	361,969
Proto Labs, Inc.(a)*	473	31,918
RBC Bearings, Inc.*	421	30,211
Rexnord Corp.*	3,100	74,121
Snap-On, Inc.	1,800	286,650
SPX Corp.	700	50,673
Stanley Black & Decker, Inc.	3,533	371,813
Terex Corp.	2,693	62,612
Timken Co.	1,644	60,121
Toro Co. (The)	2,327	157,724
Trimas Corp.*	1,468	43,453
Trinity Industries, Inc.(a)	4,800	126,864
Valmont Industries, Inc.(a)	771	91,649
WABCO Holdings, Inc.*	2,700	334,044
Wabtec Corp.	3,000	282,720
Watts Water Technologies, Inc., Class A	400	20,740
Woodward, Inc.	1,750	96,232
Xylem, Inc.	5,478	203,069
		13,557,811
Marine — 0.0%
Kirby Corp.*	1,600	122,656
Matson, Inc.	1,200	50,448
		173,104
Media — 3.8%
AMC Networks, Inc., Class A*	1,725	141,191
Cablevision Systems Corp., Class A(a)	8,100	193,914
CBS Corp., Class A	1,116	64,058
CBS Corp., Class B	17,252	957,486
Charter Communications, Inc., Class A*	3,381	578,996
Cinemark Holdings, Inc.	3,817	153,329
Clear Channel Outdoor Holdings, Inc., Class A	1,565	15,853
Comcast Corp., Class A	83,256	5,007,016
Comcast Corp., Class A Special	16,746	1,003,755
Cumulus Media, Inc., Class A*	2,209	4,484
DIRECTV*	15,943	1,479,351
Discovery Communications, Inc., Class A(a)*	4,379	145,646
Discovery Communications, Inc., Class C*	9,159	284,662
DISH Network Corp., Class A*	10,182	689,423
DreamWorks Animation SKG, Inc., Class A(a)*	1,400	36,932
Gannett Co., Inc.*	3,120	43,649
Interpublic Group of Cos., Inc. (The)	14,910	287,316
John Wiley & Sons, Inc., Class A	1,300	70,681
Liberty Broadband Corp., Class A*	315	16,056
Liberty Broadband Corp., Class C*	1,091	55,816
Liberty Media Corp.*	1,263	45,518
Liberty Media Corp. Series C*	2,526	90,683
Lions Gate Entertainment Corp.(a)	2,600	96,330

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Live Nation Entertainment, Inc.*	4,494	$123,540
Loral Space & Communications, Inc.*	365	23,039
Madison Square Garden Co. (The), Class A(a)*	1,643	137,174
Meredith Corp.	900	46,935
Morningstar, Inc.	700	55,685
New York Times Co. (The), Class A(a)	4,200	57,330
News Corp., Class A*	6,361	92,807
News Corp., Class B*	1,525	21,716
Nexstar Broadcasting Group, Inc., Class A	900	50,400
Omnicom Group, Inc.	11,518	800,386
Regal Entertainment Group, Class A(a)	2,586	54,073
Scripps Networks Interactive, Inc., Class A(a)	3,567	233,175
Sinclair Broadcast Group, Inc., Class A(a)	2,200	61,402
Sirius XM Holdings, Inc.*	127,671	476,213
Starz - Liberty Capital, Class A*	3,657	163,541
TEGNA, Inc.	6,240	200,117
Time Warner Cable, Inc.	8,458	1,506,962
Time Warner, Inc.	23,642	2,066,547
Time, Inc.	2,965	68,225
Twenty-First Century Fox, Inc.	41,944	1,365,067
Twenty-First Century Fox, Inc., Class B	13,319	429,138
Viacom, Inc., Class A	294	19,072
Viacom, Inc., Class B	17,372	1,122,926
Walt Disney Co. (The)	51,592	5,888,711
		26,526,326
Metals & Mining — 0.3%
Alcoa, Inc.	26,762	298,396
Allegheny Technologies, Inc.	3,100	93,620
Carpenter Technology Corp.	1,500	58,020
Commercial Metals Co.	3,500	56,280
Compass Minerals International, Inc.	1,484	121,896
Freeport-McMoRan, Inc.	23,694	441,182
Newmont Mining Corp.	11,078	258,782
Nucor Corp.	7,600	334,932
Reliance Steel & Aluminum Co.	2,000	120,960
Royal Gold, Inc.	1,700	104,703
Southern Copper Corp.(a)	6,389	187,901
Steel Dynamics, Inc.	5,800	120,147
Stillwater Mining Co.(a)*	1,623	18,811
SunCoke Energy, Inc.	1,575	20,475
TimkenSteel Corp.	1,300	35,087
United States Steel Corp.(a)	2,823	58,210
Worthington Industries, Inc.	1,249	37,545
		2,366,947
Multi-Utilities — 0.9%
Alliant Energy Corp.	3,400	196,248
Ameren Corp.	4,400	165,792
Avista Corp.	1,800	55,170
Black Hills Corp.	1,300	56,745
Centerpoint Energy, Inc.	11,464	218,160
CMS Energy Corp.	8,045	256,153
Consolidated Edison, Inc.	9,055	524,103
Dominion Resources, Inc.	17,643	1,179,787
DTE Energy Co.	5,100	380,664
MDU Resources Group, Inc.	5,825	113,762
NiSource, Inc.	8,652	394,445
NorthWestern Corp.(a)	1,200	58,500
PG&E Corp.	11,479	563,619
Public Service Enterprise Group, Inc.	13,835	543,439
SCANA Corp.	3,636	184,163
Sempra Energy	6,600	653,004
TECO Energy, Inc.	6,551	115,691
Vectren Corp.	2,300	88,504
WEC Energy Group, Inc.	8,422	378,713
		6,126,662
Multiline Retail — 0.9%
Big Lots, Inc.(a)	1,950	87,731
Burlington Stores, Inc.*	2,955	151,296
Dillard’s, Inc., Class A	915	96,249
Dollar General Corp.	11,236	873,487
Dollar Tree, Inc.*	9,149	722,680
Family Dollar Stores, Inc.	4,062	320,126
J.C. Penney Co., Inc.(a)*	4,700	39,809
Kohl’s Corp.	8,612	539,197
Macy’s, Inc.	16,408	1,107,048
Nordstrom, Inc.	6,801	506,674
Target Corp.	23,115	1,886,877
		6,331,174
Oil, Gas & Consumable Fuels — 5.4%
Alpha Natural Resources, Inc.(a)*	1,513	457
Anadarko Petroleum Corp.	19,898	1,553,238
Apache Corp.	11,800	680,034
Bonanza Creek Energy, Inc.*	1,179	21,517
Cabot Oil & Gas Corp.	14,638	461,683
California Resources Corp.	11,858	71,622
Carrizo Oil & Gas, Inc.*	1,500	73,860
Cheniere Energy, Inc.*	6,794	470,552
Chesapeake Energy Corp.(a)	18,800	209,996
Chevron Corp.	42,605	4,110,104
Cimarex Energy Co.	3,023	333,467
Cobalt International Energy, Inc.*	3,864	37,519
Concho Resources, Inc.*	4,000	455,440
ConocoPhillips	39,363	2,417,282
CONSOL Energy, Inc.(a)	3,600	78,264
Continental Resources, Inc.(a)*	3,942	167,101
CVR Energy, Inc.(a)	600	22,584
Delek US Holdings, Inc.	1,000	36,820
Denbury Resources, Inc.(a)	5,421	34,478
Devon Energy Corp.	12,075	718,342
Diamondback Energy, Inc.*	1,553	117,065
Energen Corp.	2,300	157,090
Energy XXI Ltd.(a)	1,891	4,973
EnLink Midstream LLC	1,100	34,199

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
EOG Resources, Inc.	19,314	$1,690,941
EQT Corp.	4,577	372,293
Exxon Mobil Corp.	138,505	11,523,616
GasLog Ltd.(a)	343	6,843
Green Plains, Inc.	300	8,265
Gulfport Energy Corp.*	1,629	65,567
Hess Corp.(a)	6,480	433,382
HollyFrontier Corp.	4,261	181,902
Kinder Morgan, Inc.	33,580	1,289,136
Kosmos Energy Ltd.*	3,400	28,662
Laredo Petroleum, Inc.(a)*	1,900	23,902
LinnCo LLC(a)	2,688	25,402
Marathon Oil Corp.	22,628	600,547
Marathon Petroleum Corp.	22,236	1,163,165
Matador Resources Co.(a)*	1,661	41,525
Murphy Oil Corp.	5,421	225,351
Newfield Exploration Co.*	4,300	155,316
Noble Energy, Inc.	11,261	480,620
Oasis Petroleum, Inc.*	3,512	55,665
Occidental Petroleum Corp.	15,163	1,179,227
ONEOK, Inc.	9,360	369,533
PBF Energy, Inc., Class A	2,220	63,092
PDC Energy, Inc.*	1,026	55,035
Peabody Energy Corp.(a)	5,600	12,264
Phillips 66	10,131	816,153
Pioneer Natural Resources Co.	2,554	354,214
QEP Resources, Inc.	4,300	79,593
Range Resources Corp.	5,506	271,886
Rosetta Resources, Inc.*	1,900	43,966
SandRidge Energy, Inc.(a)*	12,647	11,091
Scorpio Tankers, Inc.	5,186	52,327
SemGroup Corp., Class A	841	66,843
SM Energy Co.	2,100	96,852
Southwestern Energy Co.(a)*	14,942	339,632
Spectra Energy Corp.	20,419	665,659
Stone Energy Corp.*	1,499	18,872
Targa Resources Corp.	1,708	152,388
Teekay Corp.(a)	2,035	87,139
Tesoro Corp.	4,357	367,774
Ultra Petroleum Corp.(a)*	4,500	56,340
Valero Energy Corp.	16,318	1,021,507
W&T Offshore, Inc.(a)	1,700	9,316
Western Refining, Inc.	2,500	109,050
Whiting Petroleum Corp.*	5,895	198,072
Williams Companies, Inc. (The)	15,112	867,278
World Fuel Services Corp.	1,600	76,720
WPX Energy, Inc.*	5,710	70,119
		38,151,729
Paper & Forest Products — 0.1%
Domtar Corp.	2,000	82,800
International Paper Co.	14,819	705,236
KapStone Paper and Packaging Corp.	2,832	65,476
Louisiana-Pacific Corp.(a)*	3,743	63,744
Resolute Forest Products, Inc.*	1,425	16,031
Schweitzer-Mauduit International, Inc.	933	37,208
		970,495
Personal Products — 0.2%
Avon Products, Inc.(a)	11,100	69,486
Coty, Inc., Class A*	3,900	124,683
Estee Lauder Companies, Inc. (The), Class A	10,497	909,670
Herbalife Ltd.(a)*	1,791	98,666
Nu Skin Enterprises, Inc., Class A	1,688	79,556
Revlon, Inc., Class A*	344	12,628
		1,294,689
Pharmaceuticals — 4.9%
AbbVie, Inc.	83,151	5,586,916
Akorn, Inc.(a)*	2,700	117,882
Allergan PLC*	6,959	2,111,778
Bristol-Myers Squibb Co.	37,726	2,510,288
Eli Lilly & Co.	25,299	2,112,213
Endo International PLC*	2,756	219,515
Horizon Pharma PLC(a)*	1,139	39,569
Hospira, Inc.*	4,332	384,292
Impax Laboratories, Inc.*	1,887	86,651
Jazz Pharmaceuticals PLC*	1,878	330,659
Johnson & Johnson	96,319	9,387,250
Lannett Co., Inc.(a)*	997	59,262
Mallinckrodt PLC*	2,529	297,714
Medicines Co. (The)*	1,632	46,692
Merck & Co., Inc.	69,173	3,938,019
Mylan NV*	14,428	979,084
Perrigo Co. PLC	1,701	314,396
Pfizer, Inc.	138,345	4,638,708
Prestige Brands Holdings, Inc.*	1,608	74,354
Taro Pharmaceutical Industries Ltd.*	463	66,528
Zoetis, Inc.	25,143	1,212,395
		34,514,165
Professional Services — 0.4%
Advisory Board Co. (The)*	1,000	54,670
CEB, Inc.	1,546	134,595
Dun & Bradstreet Corp.	1,200	146,400
Equifax, Inc.	3,590	348,553
FTI Consulting, Inc.*	1,200	49,488
Huron Consulting Group, Inc.*	1,034	72,473
IHS, Inc., Class A*	1,300	167,219
Korn/Ferry International	800	27,816
Manpowergroup, Inc.	2,190	195,742
Nielsen NV	8,297	371,457
On Assignment, Inc.*	1,277	50,161
Robert Half International, Inc.	6,151	341,380
Towers Watson & Co., Class A	1,500	188,700
TriNet Group, Inc.*	165	4,183
Verisk Analytics, Inc., Class A*	6,657	484,363
		2,637,200
Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc.(a)*	5,598	138,383
Equinix, Inc.	1,403	356,362
		494,745

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development — 0.2%
Alexander & Baldwin, Inc.	1,272	$50,117
Altisource Asset Management Corp.*	40	5,771
Altisource Portfolio Solutions SA*	400	12,316
CBRE Group, Inc.*	10,586	391,682
Forest City Enterprises, Inc., Class A*	4,153	91,781
Howard Hughes Corp. (The)*	589	84,545
Jones Lang LaSalle, Inc.	1,300	222,300
Kennedy-Wilson Holdings, Inc.	1,369	33,664
Realogy Holdings Corp.*	4,746	221,733
St. Joe Co. (The)*	1,588	24,662
		1,138,571
Road & Rail — 1.0%
AMERCO	300	98,073
Avis Budget Group, Inc.*	4,512	198,889
Con-way, Inc.	1,800	69,066
CSX Corp.	30,720	1,003,008
Genesee & Wyoming, Inc., Class A*	900	68,562
Heartland Express, Inc.(a)	1,283	25,955
Hertz Global Holdings, Inc.*	19,741	357,707
JB Hunt Transport Services, Inc.	4,393	360,622
Kansas City Southern	2,976	271,411
Knight Transportation, Inc.	1,500	40,110
Landstar System, Inc.	1,847	123,509
Norfolk Southern Corp.	9,542	833,589
Old Dominion Freight Line, Inc.*	2,371	162,663
Ryder System, Inc.	2,122	185,399
Swift Transportation Co.*	3,554	80,569
Union Pacific Corp.	30,590	2,917,368
Werner Enterprises, Inc.	1,200	31,500
		6,828,000
Semiconductors & Semiconductor Equipment — 2.4%
Altera Corp.	4,000	204,800
Amkor Technology, Inc.*	246	1,471
Analog Devices, Inc.	6,054	388,576
Applied Materials, Inc.	27,400	526,628
Atmel Corp.	6,868	67,684
Avago Technologies Ltd.	8,734	1,161,011
Broadcom Corp., Class A	11,349	584,360
Cavium, Inc.*	704	48,442
Cirrus Logic, Inc.*	1,900	64,657
Cree, Inc.(a)*	3,245	84,467
Cypress Semiconductor Corp.(a)*	9,157	107,686
Entegris, Inc.*	4,137	60,276
Fairchild Semiconductor International, Inc.*	3,875	67,348
First Solar, Inc.*	1,200	56,376
Freescale Semiconductor Ltd.*	2,996	119,750
Integrated Device Technology, Inc.*	3,400	73,780
Intel Corp.	194,619	5,919,337
Intersil Corp., Class A	2,035	25,458
Kla-Tencor Corp.	5,550	311,965
Lam Research Corp.	4,962	403,659
Linear Technology Corp.	10,678	472,288
Marvell Technology Group Ltd.	4,100	54,059
Maxim Integrated Products, Inc.	6,609	228,506
Microchip Technology, Inc.(a)	6,165	292,375
Micron Technology, Inc.*	41,549	782,783
Microsemi Corp.*	1,700	59,415
MKS Instruments, Inc.	1,183	44,883
NVIDIA Corp.	13,300	267,463
ON Semiconductor Corp.*	13,130	153,490
PMC - Sierra, Inc.*	1,900	16,264
Power Integrations, Inc.	73	3,298
Qorvo, Inc.*	2,506	201,157
Rambus, Inc.*	825	11,954
Semtech Corp.*	600	11,910
Silicon Laboratories, Inc.*	600	32,406
Skyworks Solutions, Inc.	5,600	582,960
SunEdison, Inc.*	3,754	112,282
Synaptics, Inc.*	821	71,209
Teradyne, Inc.	4,278	82,523
Tessera Technologies, Inc.	1,797	68,250
Texas Instruments, Inc.	48,972	2,522,548
Veeco Instruments, Inc.*	312	8,967
Xilinx, Inc.	7,467	329,743
		16,688,464
Software — 4.0%
ACI Worldwide, Inc.*	4,317	106,069
Activision Blizzard, Inc.(a)	12,038	291,440
Adobe Systems, Inc.*	5,980	484,440
Advent Software, Inc.	1,304	57,650
ANSYS, Inc.*	2,016	183,940
Aspen Technology, Inc.*	3,699	168,489
Autodesk, Inc.*	3,449	172,709
Blackbaud, Inc.	1,588	90,437
CA, Inc.	9,776	286,339
Cadence Design Systems, Inc.(a)*	7,900	155,314
CDK Global, Inc.	6,230	336,295
Citrix Systems, Inc.*	4,687	328,840
Commvault Systems, Inc.*	1,045	44,318
Covisint Corp.*	785	2,567
Electronic Arts, Inc.*	10,474	696,521
Factset Research Systems, Inc.(a)	1,750	284,392
Fair Isaac Corp.	950	86,241
FireEye, Inc.*	1,314	64,268
Fortinet, Inc.*	4,373	180,736
Guidewire Software, Inc.*	539	28,529
Informatica Corp.*	1,500	72,705
Intuit, Inc.	12,310	1,240,479
Manhattan Associates, Inc.*	3,523	210,147
Mentor Graphics Corp.	3,300	87,219
Microsoft Corp.	316,572	13,976,654
NetScout Systems, Inc.(a)*	176	6,454
NetSuite, Inc.(a)*	461	42,297
Nuance Communications, Inc.*	6,700	117,317
Oracle Corp.	114,325	4,607,297
Pegasystems, Inc.	704	16,115
Progress Software Corp.*	1,412	38,830
PTC, Inc.*	3,880	159,158
Qlik Technologies, Inc.*	1,638	57,264
Red Hat, Inc.*	4,863	369,248

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Rovi Corp.(a)*	1,378	$21,979
Salesforce.com, Inc.*	9,044	629,734
ServiceNow, Inc.*	1,883	139,926
SolarWinds, Inc.*	2,054	94,751
Solera Holdings, Inc.	2,558	113,984
Splunk, Inc.*	1,864	129,772
SS&C Technologies Holdings, Inc.	1,858	116,125
Symantec Corp.	20,392	474,114
Synchronoss Technologies, Inc.(a)*	800	36,584
Synopsys, Inc.*	3,000	151,950
Tableau Software, Inc., Class A*	700	80,710
Take-Two Interactive Software, Inc.*	2,962	81,662
Tyler Technologies, Inc.*	1,062	137,402
Ultimate Software Group, Inc.*	850	139,689
Verint Systems, Inc.*	1,338	81,277
VMware, Inc.*	2,125	182,197
Workday, Inc. Class A(a)*	1,473	112,522
Zynga, Inc., Class A*	18,104	51,777
		27,826,873
Specialty Retail — 3.4%
Aaron’s, Inc.	2,250	81,473
Abercrombie & Fitch Co., Class A(a)	2,500	53,775
Advance Auto Parts, Inc.	3,281	522,630
American Eagle Outfitters, Inc.(a)	4,750	81,795
Ann, Inc.*	2,256	108,942
Asbury Automotive Group, Inc.*	1,176	106,569
Ascena Retail Group, Inc.*	4,000	66,620
AutoNation, Inc.*	3,240	204,055
AutoZone, Inc.*	1,160	773,604
Bed Bath & Beyond, Inc.(a)*	8,946	617,095
Best Buy Co., Inc.	9,987	325,676
Buckle, Inc. (The)(a)	900	41,193
Cabela’s, Inc.(a)*	1,580	78,968
Carmax, Inc.*	6,046	400,306
Chico’s FAS, Inc.	2,800	46,564
Conn’s, Inc.(a)*	800	31,760
CST Brands, Inc.	3,093	120,813
Dick’s Sporting Goods, Inc.	3,100	160,487
DSW, Inc., Class A	2,490	83,091
Express, Inc.*	2,600	47,086
Five Below, Inc.(a)*	1,400	55,342
Foot Locker, Inc.(a)	5,009	335,653
GameStop Corp., Class A(a)	3,588	154,140
Gap, Inc. (The)(a)	11,172	426,435
Genesco, Inc.*	700	46,221
GNC Holdings, Inc., Class A	3,256	144,827
Group 1 Automotive, Inc.	680	61,764
Guess?, Inc.(a)	1,900	36,423
Hibbett Sports, Inc.*	557	25,945
Home Depot, Inc. (The)	64,918	7,214,337
L Brands, Inc.	7,378	632,516
Lithia Motors, Inc., Class A	900	101,844
Lowe’s Cos., Inc.	46,660	3,124,820
Lumber Liquidators Holdings, Inc.(a)*	853	17,666
Men’s Wearhouse, Inc. (The)	1,168	74,834
Monro Muffler Brake, Inc.(a)	783	48,671
Murphy USA, Inc.*	2,086	116,441
O’Reilly Automotive, Inc.*	4,697	1,061,428
Office Depot, Inc.*	14,200	122,972
Outerwall, Inc.(a)	1,000	76,110
Penske Auto Group, Inc.	1,318	68,681
Pier 1 Imports, Inc.(a)	3,200	40,416
Rent-A-Center, Inc.	1,700	48,195
Restoration Hardware Holdings, Inc.(a)*	1,047	102,219
Ross Stores, Inc.	18,898	918,632
Sally Beauty Holdings, Inc.*	5,102	161,121
Select Comfort Corp.*	1,700	51,119
Signet Jewelers Ltd.	2,400	307,776
Staples, Inc.	13,200	202,092
Tiffany & Co.	2,937	269,617
TJX Cos., Inc.	32,277	2,135,769
Tractor Supply Co.	6,137	551,962
Ulta Salon Cosmetics & Fragrance, Inc.*	2,100	324,345
Urban Outfitters, Inc.*	3,400	119,000
Vitamin Shoppe, Inc.*	676	25,195
Williams-Sonoma, Inc.	4,000	329,080
		23,486,110
Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	2,255	239,706
Coach, Inc.	7,810	270,304
Columbia Sportswear Co.	258	15,599
Deckers Outdoor Corp.*	977	70,315
Fossil Group, Inc.*	2,139	148,361
G-III Apparel Group Ltd.(a)*	1,271	89,415
Hanesbrands, Inc.	18,968	632,014
Iconix Brand Group, Inc.(a)*	1,972	49,241
Kate Spade & Co.(a)*	3,274	70,522
Lululemon Athletica, Inc.*	2,200	143,660
Michael Kors Holdings Ltd.*	8,573	360,838
NIKE, Inc., Class B	27,328	2,951,970
PVH Corp.	1,160	133,632
Ralph Lauren Corp.	1,600	211,776
Skechers U.S.A., Inc., Class A*	1,100	120,769
Steven Madden Ltd.*	1,944	83,164
Tumi Holdings, Inc.*	423	8,680
Under Armour, Inc., Class A(a)*	4,800	400,512
VF Corp.	12,495	871,401
Wolverine World Wide, Inc.	3,200	91,136
		6,963,015
Thrifts & Mortgage Finance — 0.1%
BofI Holding, Inc.*	200	21,142
Capitol Federal Financial, Inc.	4,009	48,268
Hudson City Bancorp, Inc.	13,407	132,461
New York Community Bancorp, Inc.(a)	5,639	103,645
Ocwen Financial Corp.(a)*	3,425	34,935
TFS Financial Corp.	2,631	44,253
Washington Federal, Inc.	2,947	68,813
		453,517

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Tobacco — 1.4%
Altria Group, Inc.	92,614	$4,529,751
Philip Morris International, Inc.	49,564	3,973,546
Reynolds American, Inc.	17,980	1,342,387
Vector Group Ltd.	190	4,457
		9,850,141
Trading Companies & Distributors — 0.3%
Air Lease Corp.	2,200	74,580
Applied Industrial Technologies, Inc.	1,164	46,153
Beacon Roofing Supply, Inc.*	1,400	46,508
DXP Enterprises, Inc.*	295	13,717
Fastenal Co.(a)	11,794	497,471
GATX Corp.	1,100	58,465
HD Supply Holdings, Inc.*	5,545	195,073
MRC Global, Inc.*	3,000	46,320
MSC Industrial Direct Co., Class A	1,400	97,678
NOW, Inc.(a)*	2,249	44,778
TAL International Group, Inc.*	773	24,427
Textainer Group Holdings Ltd.	52	1,352
United Rentals, Inc.*	3,964	347,326
Veritiv Corp.*	226	8,240
Watsco, Inc.	800	98,992
WESCO International, Inc.(a)*	1,300	89,232
WW Grainger, Inc.(a)	2,476	585,945
		2,276,257
Transportation Infrastructure — 0.0%
Wesco Aircraft Holdings, Inc.*	844	12,787

Water Utilities — 0.1%
American Water Works Co., Inc.	5,991	291,342
Aqua America, Inc.	5,042	123,479
		414,821
Wireless Telecommunication Services — 0.1%
SBA Communications Corp., Class A*	5,198	597,614
Sprint Corp.(a)*	8,715	39,741
T-Mobile US, Inc.*	7,574	293,644
Telephone & Data Systems, Inc.	2,613	76,822
United States Cellular Corp.*	400	15,068
		1,022,889
TOTAL COMMON STOCKS
(Identified Cost $363,662,300)		668,555,510

RIGHTS & WARRANTS — 0.0%
Consumer Discretionary — 0.0%
Safeway Casa Ley Contingent
Value(b),(c)*	10,610	10,768
Safeway PDC, LLC Contingent
Value(b),(c)*	10,610	518
		11,286
Health Care Providers & Services — 0.0%
Community Health Systems, Inc.,
expires 1/4/16*	7,172	100
Real Estate Investment Trusts (REITs) — 0.0%
Seritage Growth Properties(c)*	1,189	3,829

TOTAL RIGHTS & WARRANTS
(Identified Cost $15,914)		15,215

MUTUAL FUNDS — 4.2%
Other — 4.2%
DFA U.S. Micro Cap Portfolio	1,448,835	29,150,561

TOTAL MUTUAL FUNDS
(Identified Cost $18,650,539)		29,150,561

SHORT-TERM INVESTMENTS — 0.4%
Other — 0.4%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	2,491,928	2,491,928
		2,491,929
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,491,929)		2,491,929

COLLATERAL FOR SECURITIES ON LOAN — 3.0%
Short-Term — 3.0%
State Street Navigator Securities
Lending Prime Portfolio	20,849,645	20,849,645

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $20,849,645)		20,849,645

Total Investments — 103.1%
(Identified Cost $405,670,327)#		721,062,860
Liabilities, Less Cash and
Other Assets — (3.1%)		(21,418,836)
Net Assets — 100.0%		$699,644,024

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $28,565,505.
(b)	Contingent value rights based on future performance.
(c)	Bankrupt security/delisted.
#	At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $405,861,106. Net unrealized appreciation aggregated $315,201,754 of which $319,935,816 related to appreciated investment securities and $4,734,062 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

Portfolio Sectors
(% of portfolio market value) (Unaudited)

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.3%
L-3 Communications Holdings, Inc.	15,476	$1,754,669
Northrop Grumman Corp.	26,773	4,247,001
Orbital ATK, Inc.	2,155	158,091
Precision Castparts Corp.	2,492	498,076
Textron, Inc.	6,404	285,810
		6,943,647
Air Freight & Logistics — 0.7%
FedEx Corp.	23,325	3,974,580

Airlines — 1.0%
Alaska Air Group, Inc.	2,442	157,338
JetBlue Airways Corp.(a)*	53,375	1,108,065
Southwest Airlines Co.	121,103	4,007,298
		5,272,701
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	26,716	805,487
Johnson Controls, Inc.	6,562	325,016
Lear Corp.	5,319	597,111
		1,727,614
Automobiles — 1.9%
Ford Motor Co.	372,881	5,596,944
General Motors Co.	139,707	4,656,434
		10,253,378
Beverages — 0.2%
Molson Coors Brewing Co., Class B	14,351	1,001,843

Building Products — 0.1%
Owens Corning	17,316	714,285

Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	73,365	3,079,129
E*Trade Financial Corp.*	15,035	450,298
Goldman Sachs Group, Inc. (The)	44,697	9,332,287
Legg Mason, Inc.	14,350	739,456
Morgan Stanley	80,814	3,134,775
		16,735,945
Chemicals — 0.9%
Ashland, Inc.	8,474	1,032,981
CF Industries Holdings, Inc.	13,275	853,317
Dow Chemical Co. (The)	22,833	1,168,365
Eastman Chemical Co.	5,665	463,510
Huntsman Corp.	600	13,242
Mosaic Co. (The)	30,633	1,435,156
		4,966,571
Commercial Banks — 9.5%
Bank of America Corp.	401,196	6,828,356
BB&T Corp.	29,840	1,202,850
CIT Group, Inc.	2,086	96,978
Citigroup, Inc.	129,458	7,151,260
City National Corp.	432	39,049
Comerica, Inc.	2,040	104,693
Fifth Third Bancorp	77,658	1,616,840
Huntington Bancshares, Inc.	38,220	432,268
JPMorgan Chase & Co.	298,384	20,218,500
KeyCorp	27,996	420,500
M&T Bank Corp.(a)	7,745	967,583
People’s United Financial, Inc.(a)	5,834	94,569
PNC Financial Services Group,
Inc. (The)	34,036	3,255,543
Regions Financial Corp.	188,492	1,952,777
SunTrust Banks, Inc.	34,538	1,485,825
Wells Fargo & Co.	97,046	5,457,867
Zions Bancorporation(a)	26,351	836,249
		52,161,707
Commercial Services & Supplies — 0.6%
ADT Corp. (The)(a)	29,352	985,346
KAR Auction Services, Inc.	3,007	112,462
Republic Services, Inc.	52,345	2,050,354
Waste Connections, Inc.	8,328	392,415
		3,540,577
Communications Equipment — 2.1%
ARRIS Group, Inc.*	300	9,180
Brocade Communications
Systems, Inc.	24,315	288,862
Cisco Systems, Inc.	368,560	10,120,658
EchoStar Corp., Class A*	3,599	175,199
Juniper Networks, Inc.	27,563	715,811
		11,309,710
Computers & Peripherals — 2.4%
EMC Corp.	135,356	3,572,045
Hewlett-Packard Co.	272,685	8,183,277
NCR Corp.*	6,760	203,476
Western Digital Corp.	13,957	1,094,508
		13,053,306
Construction & Engineering — 0.2%
AECOM*	4,983	164,838
Chicago Bridge & Iron Co. NV	3,240	162,130
Jacobs Engineering Group, Inc.(a)*	7,838	318,379
Quanta Services, Inc.*	18,387	529,913
		1,175,260
Construction Materials — 0.3%
Vulcan Materials Co.	20,131	1,689,595

Consumer Finance — 1.0%
Capital One Financial Corp.	60,010	5,279,080

Containers & Packaging — 0.5%
Bemis Co., Inc.	7,469	336,180
MeadWestvaco Corp.	27,613	1,303,057
Rock-Tenn Co., Class A	14,734	886,987
Sonoco Products Co.	7,321	313,778
		2,840,002
Diversified Consumer Services — 0.3%
Graham Holdings Co., Class B	1,054	1,133,103
Service Corp. International	11,723	345,008
		1,478,111

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Financial Services — 0.9%
Ally Financial, Inc.*	63,046	$1,414,122
CME Group, Inc.	25,773	2,398,435
Leucadia National Corp.(a)	6,993	169,790
NASDAQ OMX Group, Inc. (The)	16,965	828,062
Voya Financial, Inc.	7,020	326,219
		5,136,628
Diversified Telecommunication Services — 4.5%
AT&T, Inc.(a)	614,606	21,830,805
CenturyLink, Inc.	74,065	2,176,030
Frontier Communications Corp.(a)	79,576	393,901
Windstream Holdings, Inc.(a)	5,488	35,013
		24,435,749
Electrical Equipment — 0.3%
Eaton Corp. PLC	25,217	1,701,895

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics, Inc.*	17,315	966,177
Avnet, Inc.	23,467	964,728
Corning, Inc.	67,872	1,339,115
Ingram Micro, Inc., Class A*	23,840	596,715
Jabil Circuit, Inc.	16,027	341,215
		4,207,950
Energy Equipment & Services — 1.6%
Baker Hughes, Inc.	57,947	3,575,330
Helmerich & Payne, Inc.(a)	18,327	1,290,587
National Oilwell Varco, Inc.	47,287	2,283,017
Transocean Ltd.(a)	29,532	476,056
Weatherford International PLC(a)*	99,105	1,216,018
		8,841,008
Food & Staples Retailing — 2.0%
CVS Health Corp.	103,671	10,873,015

Food Products — 2.7%
Archer-Daniels-Midland Co.	72,181	3,480,568
Bunge Ltd.	22,073	1,938,009
ConAgra Foods, Inc.	10,936	478,122
Ingredion, Inc.	3,846	306,949
J.M. Smucker Co. (The)	18,900	2,048,949
Mondelez International, Inc., Class A	94,180	3,874,565
Pinnacle Foods, Inc.	4,100	186,714
Seaboard Corp.*	76	273,524
Tyson Foods, Inc., Class A	50,241	2,141,774
		14,729,174
Gas Utilities — 0.1%
UGI Corp.	11,477	395,383

Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	180,453	3,194,018
Hologic, Inc.*	41,113	1,564,761
Teleflex, Inc.	2,865	388,064
		5,146,843
Health Care Providers & Services — 6.5%
Aetna, Inc.	59,961	7,642,629
Anthem, Inc.	50,794	8,337,327
Brookdale Senior Living, Inc.(a)*	1,591	55,208
CIGNA Corp.	10,533	1,706,346
Community Health Systems, Inc.*	12,560	790,903
Express Scripts Holding Co.*	83,935	7,465,179
Humana, Inc.	21,137	4,043,085
Mednax, Inc.*	1,600	118,576
Omnicare, Inc.(a)	17,088	1,610,544
Quest Diagnostics, Inc.	12,879	933,985
UnitedHealth Group, Inc.	22,875	2,790,750
		35,494,532
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp.	27,130	1,339,951
Hyatt Hotels Corp., Class A*	3,874	219,617
MGM Resorts International(a)*	84,812	1,547,819
Norwegian Cruise Line Holdings Ltd.*	4,269	239,235
Royal Caribbean Cruises Ltd.(a)	32,567	2,562,697
Wendy’s Co. (The)	5,160	58,205
		5,967,524
Household Durables — 0.8%
DR Horton, Inc.	27,034	739,650
Lennar Corp., Class A(a)	17,961	916,729
Mohawk Industries, Inc.*	8,520	1,626,468
PulteGroup, Inc.	5,886	118,603
Toll Brothers, Inc.*	11,379	434,564
Whirlpool Corp.	4,134	715,389
		4,551,403
Independent Power Producers & Energy Traders — 0.3%
Calpine Corp.*	23,886	429,709
NRG Energy, Inc.	54,951	1,257,279
		1,686,988
Industrial Conglomerates — 3.8%
Carlisle Cos., Inc.	100	10,012
Danaher Corp.	9,522	814,988
General Electric Co.	744,402	19,778,761
		20,603,761
Insurance — 7.0%
ACE Ltd.	7,305	742,772
Aflac, Inc.	34,024	2,116,293
Alleghany Corp.*	307	143,909
Allied World Assurance Co., Holdings Ltd.	13,670	590,817
Allstate Corp. (The)	34,921	2,265,325
American Financial Group, Inc.	12,362	804,024
American International Group, Inc.	95,315	5,892,373
American National Insurance Co.	799	81,754
Arch Capital Group Ltd.*	1,703	114,033
Assurant, Inc.	11,641	779,947
Assured Guaranty Ltd.	13,828	331,734
Axis Capital Holdings Ltd.	16,381	874,254
Chubb Corp. (The)	7,241	688,909
Cincinnati Financial Corp.(a)	3,641	182,705

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
CNA Financial Corp.	9,605	$367,007
Everest Re Group Ltd.	5,841	1,063,120
Genworth Financial, Inc., Class A*	40,426	306,025
Hartford Financial Services Group, Inc.	76,930	3,197,980
HCC Insurance Holdings, Inc.	3,840	295,066
Lincoln National Corp.	26,059	1,543,214
Loews Corp.	37,469	1,442,931
Markel Corp.*	301	241,005
MetLife, Inc.	46,445	2,600,456
Old Republic International Corp.	12,458	194,719
PartnerRe Ltd.	7,627	980,070
Principal Financial Group, Inc.	32,079	1,645,332
Prudential Financial, Inc.	23,442	2,051,644
Reinsurance Group of America, Inc.	9,075	860,945
RenaissanceRe Holdings Ltd.	3,401	345,236
Travelers Companies, Inc. (The)	28,511	2,755,873
Unum Group	35,346	1,263,619
Validus Holdings Ltd.	5,533	243,397
WR Berkley Corp.(a)	4,323	224,493
XL Group PLC	28,603	1,064,032
		38,295,013
Internet & Catalog Retail — 0.5%
Liberty Interactive Corp. QVC Group, Class A*	71,603	1,986,983
Liberty Ventures, Series A*	14,990	588,658
		2,575,641
Internet Software & Services — 0.2%
IAC/InterActiveCorp	5,222	415,985
Yahoo!, Inc.*	22,867	898,444
		1,314,429
IT Services — 1.0%
Amdocs Ltd.	8,428	460,085
Computer Sciences Corp.	6,809	446,943
Fidelity National Information Services, Inc.	43,393	2,681,687
Xerox Corp.	184,202	1,959,909
		5,548,624
Life Sciences Tools & Services — 0.7%
Bio-Rad Laboratories, Inc., Class A*	172	25,905
Thermo Fisher Scientific, Inc.	30,861	4,004,523
		4,030,428
Machinery — 1.0%
AGCO Corp.(a)	11,477	651,664
Colfax Corp.(a)*	133	6,138
Oshkosh Corp.	1,000	42,380
Pentair PLC	24,928	1,713,800
SPX Corp.	2,280	165,049
Stanley Black & Decker, Inc.	27,037	2,845,374
Trinity Industries, Inc.(a)	8,286	218,999
		5,643,404
Marine — 0.0%
Kirby Corp.*	1,480	113,457

Media — 8.0%
CBS Corp., Class A	5,990	343,826
Comcast Corp., Class A	279,328	16,798,786
Comcast Corp., Class A Special(a)	78,291	4,692,763
Gannett Co., Inc.*	11,371	159,080
Liberty Broadband Corp., Class A*	527	26,861
Liberty Broadband Corp., Class C*	3,116	159,415
Liberty Media Corp.*	4,389	158,180
Liberty Media Corp. Series C*	8,778	315,130
Madison Square Garden Co. (The), Class A(a)*	1,329	110,958
News Corp., Class A*	8,320	121,389
News Corp., Class B*	1,734	24,692
TEGNA, Inc.	22,742	729,336
Time Warner Cable, Inc.	53,984	9,618,329
Time Warner, Inc.	121,539	10,623,724
		43,882,469
Metals & Mining — 1.4%
Alcoa, Inc.	114,560	1,277,344
Freeport-McMoRan, Inc.	42,266	786,993
Newmont Mining Corp.	73,820	1,724,435
Nucor Corp.	54,372	2,396,174
Reliance Steel & Aluminum Co.	12,373	748,319
Steel Dynamics, Inc.	35,162	728,381
United States Steel Corp.(a)	23	474
		7,662,120
Multiline Retail — 0.6%
Dillard’s, Inc., Class A(a)	6,244	656,806
Kohl’s Corp.	31,712	1,985,488
Target Corp.	4,644	379,090
		3,021,384
Oil, Gas & Consumable Fuels — 14.8%
Anadarko Petroleum Corp.	68,700	5,362,722
Apache Corp.	45,974	2,649,482
Chesapeake Energy Corp.(a)	54,060	603,850
Chevron Corp.	188,248	18,160,285
Cimarex Energy Co.	5,378	593,247
ConocoPhillips	175,159	10,756,514
CONSOL Energy, Inc.(a)	2,504	54,437
Devon Energy Corp.	15,871	944,166
Exxon Mobil Corp.	153,129	12,740,333
Gulfport Energy Corp.*	6	242
Hess Corp.(a)	41,536	2,777,928
HollyFrontier Corp.	19,913	850,086
Marathon Oil Corp.	104,185	2,765,070
Marathon Petroleum Corp.	70,362	3,680,636
Murphy Oil Corp.(a)	25,103	1,043,532
Newfield Exploration Co.*	5,043	182,153
Noble Energy, Inc.	35,505	1,515,353
Occidental Petroleum Corp.	61,959	4,818,551
Phillips 66	54,766	4,411,949
Tesoro Corp.	18,518	1,563,104
Valero Energy Corp.	84,282	5,276,053
		80,749,693

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Forest Products — 0.5%
International Paper Co.	52,855	$2,515,369

Pharmaceuticals — 4.7%
Allergan PLC*	12,427	3,771,097
Mallinckrodt PLC*	4,331	509,845
Pfizer, Inc.	635,190	21,297,921
		25,578,863
Professional Services — 0.2%
Manpowergroup, Inc.	5,957	532,437
Nielsen NV	13,331	596,829
Towers Watson & Co., Class A	82	10,315
		1,139,581
Road & Rail — 2.6%
AMERCO	188	61,459
Avis Budget Group, Inc.*	6,502	286,608
CSX Corp.	173,747	5,672,840
Genesee & Wyoming, Inc., Class A*	4,464	340,067
Hertz Global Holdings, Inc.*	30,253	548,184
Kansas City Southern	3,869	352,853
Norfolk Southern Corp.	46,930	4,099,805
Ryder System, Inc.	7,199	628,977
Union Pacific Corp.	24,018	2,290,597
		14,281,390
Semiconductors & Semiconductor Equipment — 2.0%
First Solar, Inc.(a)*	7,096	333,370
Intel Corp.	221,630	6,740,876
Lam Research Corp.	9,984	812,198
Marvell Technology Group Ltd.	18,929	249,579
Micron Technology, Inc.*	40,020	753,977
NVIDIA Corp.(a)	74,359	1,495,360
Teradyne, Inc.(a)	18,438	355,669
		10,741,029
Software — 1.0%
Activision Blizzard, Inc.(a)	89,528	2,167,473
CA, Inc.(a)	67,856	1,987,502
Symantec Corp.	61,815	1,437,199
		5,592,174
Specialty Retail — 0.4%
Best Buy Co., Inc.(a)	9,158	298,642
GameStop Corp., Class A(a)	18,743	805,199
Penske Auto Group, Inc.	2,814	146,638
Staples, Inc.	60,508	926,378
		2,176,857
Textiles, Apparel & Luxury Goods — 0.1%
PVH Corp.	3,931	452,851

Thrifts & Mortgage Finance — 0.0%
Hudson City Bancorp, Inc.	1,286	12,706
New York Community Bancorp, Inc.(a)	5,525	101,549
		114,255
Trading Companies & Distributors — 0.0%
Veritiv Corp.*	265	9,662

Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)*	63,469	289,419
T-Mobile US, Inc.*	24,396	945,833
United States Cellular Corp.*	6,200	233,554
		1,468,806
TOTAL COMMON STOCKS (Identified Cost $381,702,958)		544,797,264

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,061,000	1,061,000
		1,061,001
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,061,001)		1,061,001

COLLATERAL FOR SECURITIES ON LOAN — 3.8%
Short-Term — 3.8%
State Street Navigator Securities Lending Prime Portfolio	20,795,285	20,795,285

TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $20,795,285)		20,795,285

Total Investments — 103.7%
(Identified Cost $403,559,244)#		566,653,550
Liabilities, Less Cash and Other Assets — (3.7%)		(20,200,310)
Net Assets — 100.0%		$546,453,240

†	See Note 1.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $29,745,862.
*	Non-income producing security.
#	At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $405,477,521. Net unrealized appreciation aggregated $161,176,029 of which $173,115,532 related to appreciated investment securities and $11,939,503 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

Portfolio Sectors
(% of portfolio market value) (Unaudited)

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 1.6%
AAR Corp.	10,684	$340,499
Aerojet Rocketdyne Holdings, Inc.(a)*	13,708	282,522
Aerovironment, Inc.*	6,017	156,923
American Science & Engineering, Inc.(a)	2,000	87,620
Astronics Corp.*	3,988	282,709
Astronics Corp., Class B*	1,313	92,567
CPI Aerostructures, Inc.*	1,342	13,433
Cubic Corp.	6,500	309,270
Curtiss-Wright Corp.	9,860	714,258
DigitalGlobe, Inc.*	20,200	561,358
Ducommun, Inc.*	2,055	52,752
Engility Holdings, Inc.	3,197	80,437
Esterline Technologies Corp.*	8,187	780,549
HEICO Corp.(a)	5,942	346,419
HEICO Corp., Class A	8,952	454,493
Innovative Solutions & Support, Inc.*	3,248	10,718
KEYW Holding Corp. (The)(a)*	2,370	22,088
KLX, Inc.*	2,226	98,233
Kratos Defense & Security Solutions, Inc.(a)*	13,598	85,667
LMI Aerospace, Inc.*	2,400	24,024
Moog, Inc., Class A*	9,207	650,751
National Presto Industries, Inc.	918	73,734
Orbital ATK, Inc.	6,852	502,663
SIFCO Industries, Inc.	1,187	17,686
Sparton Corp.*	1,324	36,172
Taser International, Inc.(a)*	13,491	449,385
Triumph Group, Inc.(a)	1,217	80,310
Vectrus, Inc.*	1,715	42,652
		6,649,892
Air Freight & Logistics — 0.6%
Air Transport Services Group, Inc.*	13,990	146,755
Atlas Air Worldwide Holdings, Inc.*	6,303	346,413
Echo Global Logistics, Inc.*	5,706	186,358
Forward Air Corp.	6,951	363,259
HUB Group, Inc., Class A*	11,781	475,246
Park-Ohio Holdings Corp.	3,058	148,191
UTi Worldwide, Inc.(a)*	27,967	279,390
XPO Logistics, Inc.(a)*	8,452	381,861
		2,327,473
Airlines — 0.7%
Allegiant Travel Co.	4,500	800,460
ATA Holdings Corp.(b)*	600	—
Hawaiian Holdings, Inc.*	12,656	300,580
JetBlue Airways Corp.(a)*	70,428	1,462,086
Republic Airways Holdings, Inc.*	13,740	126,133
Skywest, Inc.	12,976	195,159
		2,884,418
Auto Components — 0.9%
American Axle & Manufacturing Holdings, Inc.*	20,704	432,921
Cooper Tire & Rubber Co.	15,934	539,047
Cooper-Standard Holding, Inc.*	319	19,609
Dorman Products, Inc.(a)*	8,380	399,391
Drew Industries, Inc.	5,572	323,287
Federal-Mogul Holdings Corp.*	13,611	154,485
Fox Factory Holding Corp.*	620	9,970
Fuel Systems Solutions, Inc.(a)*	4,600	34,408
Gentherm, Inc.*	9,644	529,552
Modine Manufacturing Co.*	11,514	123,545
Motorcar Parts of America, Inc.*	4,392	132,155
Remy International, Inc.	471	10,414
Shiloh Industries, Inc.(a)*	3,600	46,620
Spartan Motors, Inc.	6,900	31,602
Standard Motor Products, Inc.	8,131	285,561
Stoneridge, Inc.*	7,998	93,657
Strattec Security Corp.	700	48,090
Superior Industries International, Inc.	6,600	120,846
Sypris Solutions, Inc.	4,000	5,800
Tenneco, Inc.*	3,592	206,324
Tower International, Inc.*	4,282	111,546
		3,658,830
Automobiles — 0.2%
Thor Industries, Inc.	13,300	748,524
Winnebago Industries, Inc.(a)	6,500	153,335
		901,859
Beverages — 0.1%
Coca-Cola Bottling Co., Consolidated	1,262	190,650
Craft Brew Alliance, Inc.(a)*	3,511	38,832
MGP Ingredients, Inc.	5,072	85,311
National Beverage Corp.*	10,920	245,591
		560,384
Biotechnology — 0.9%
Acorda Therapeutics, Inc.*	12,403	413,392
Advaxis, Inc.(a)*	3,225	65,564
AMAG Pharmaceuticals, Inc.*	2,638	182,180
Anacor Pharmaceuticals, Inc.(a)*	843	65,274
BioSpecifics Technologies Corp.*	718	37,049
Biota Pharmaceuticals, Inc.*	1,516	3,138
Emergent Biosolutions, Inc.*	9,812	323,305
Harvard Apparatus Regenerative Technology, Inc.*	2,530	3,618
Insys Therapeutics, Inc.*	11,096	398,568
Ligand Pharmaceuticals, Inc.(a)*	4,746	478,871
Molecular Insight Pharmaceuticals, Inc.(b)*	3,500	—
Myriad Genetics, Inc.(a)*	19,349	657,673
PDL BioPharma, Inc.	18,702	120,254
Receptos, Inc.(a)*	2,770	526,439

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Repligen Corp.*	9,894	$408,325
Rigel Pharmaceuticals, Inc.*	5,370	17,238
Spectrum Pharmaceuticals, Inc.(a)*	12,000	82,080
Synthetic Biologics, Inc.(a)*	1,260	3,591
Targacept, Inc.*	1,758	4,905
		3,791,464
Building Products — 1.0%
AAON, Inc.	14,109	317,735
American Woodmark Corp.*	3,323	182,267
Apogee Enterprises, Inc.	9,100	479,024
Armstrong World Industries, Inc.*	13,987	745,227
Builders FirstSource, Inc.*	17,157	220,296
Continental Building Products, Inc.*	5,272	111,714
Gibraltar Industries, Inc.*	6,800	138,516
Griffon Corp.	12,945	206,084
Insteel Industries, Inc.	4,000	74,800
NCI Building Systems, Inc.*	3,002	45,240
Patrick Industries, Inc.*	3,786	144,057
PGT, Inc.*	12,843	186,352
Ply Gem Holdings, Inc.(a)*	3,826	45,108
Quanex Building Products Corp.	9,211	197,392
Simpson Manufacturing Co., Inc.	12,600	428,400
Trex Co., Inc.*	8,162	403,448
Universal Forest Products, Inc.(a)	5,500	286,165
		4,211,825
Capital Markets — 1.7%
BGC Partners, Inc., Class A	48,664	425,810
Calamos Asset Management,
Inc., Series A	5,037	61,703
Cohen & Steers, Inc.(a)	1,375	46,860
Cowen Group, Inc., Class A*	24,525	156,960
Evercore Partners, Inc., Class A	10,019	540,625
Federated Investors, Inc., Class B(a)	17,354	581,186
Financial Engines, Inc.(a)	1,509	64,102
GAMCO Investors, Inc., Class A	1,700	116,807
Greenhill & Co., Inc.(a)	7,133	294,807
HFF, Inc., Class A	9,968	415,965
Interactive Brokers Group,
Inc., Class A	15,051	625,520
Intl. FCStone, Inc.*	3,859	128,273
Investment Technology Group, Inc.	9,700	240,560
Janus Capital Group, Inc.(a)	44,921	769,048
JMP Group LLC	3,620	28,236
KCG Holdings, Inc., Class A*	10,460	128,972
Ladenburg Thalmann Financial
Services, Inc.(a)*	16,604	58,114
Manning & Napier, Inc.	2,524	25,164
Oppenheimer Holdings,
Inc., Class A	2,133	56,055
Piper Jaffray Cos.*	4,324	188,699
Pzena Investment Management,
Inc., Class A	1,895	20,940
RCS Capital Corp., Class A(a)	5,558	42,574
Safeguard Scientifics, Inc.(a)*	4,701	91,481
Stifel Financial Corp.*	11,525	665,454
Teton Advisors, Inc.(a)	25	1,319
Virtus Investment Partners, Inc.	1,071	141,640
Westwood Holdings Group, Inc.	713	42,473
WisdomTree Investments, Inc.(a)	35,719	784,568
		6,743,915
Chemicals — 2.6%
A. Schulman, Inc.	6,827	298,476
American Vanguard Corp.(a)	6,233	86,015
Axiall Corp.	12,232	440,964
Balchem Corp.	7,283	405,809
Cabot Corp.	6,124	228,364
Calgon Carbon Corp.	17,775	344,479
Chase Corp.	1,800	71,550
Chemtura Corp.*	29,209	826,907
Codexis, Inc.*	7,350	28,591
Core Molding Technologies, Inc.*	1,500	34,260
Ferro Corp.*	33,688	565,285
Flotek Industries, Inc.(a)*	15,037	188,414
FutureFuel Corp.	10,473	134,788
H.B. Fuller Co.	14,400	584,928
Hawkins, Inc.	1,824	73,671
Innophos Holdings, Inc.	5,400	284,256
Innospec, Inc.	5,850	263,484
Intrepid Potash, Inc.(a)*	10,268	122,600
KMG Chemicals, Inc.	2,500	63,600
Koppers Holdings, Inc.	4,043	99,943
Kraton Performance Polymers, Inc.*	6,776	161,811
Kronos Worldwide, Inc.	10,857	118,993
LSB Industries, Inc.*	5,556	226,907
Minerals Technologies, Inc.	10,586	721,224
Northern Technologies International Corp.*	800	12,880
Olin Corp.	25,277	681,215
OM Group, Inc.	6,888	231,437
Omnova Solutions, Inc.*	11,640	87,184
PolyOne Corp.	32,503	1,273,142
Quaker Chemical Corp.	3,387	300,901
Rayonier Advanced Materials, Inc.(a)	1,113	18,097
Sensient Technologies Corp.	15,705	1,073,280
Stepan Co.	3,600	194,796
Trecora Resources*	3,438	51,914
Tredegar Corp.	8,700	192,357
Tronox Ltd., Class A	11,384	166,548
Valhi, Inc.(a)	1,644	9,305
		10,668,375
Commercial Banks — 9.3%
1st Source Corp.	6,604	225,328
Access National Corp.	1,032	20,062
American National Bankshares, Inc.	1,452	34,572
Ameris Bancorp	6,564	166,004
AmeriServ Financial, Inc.	4,400	14,652
Arrow Financial Corp.(a)	2,697	72,900
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Associated Banc-Corp.	39,569	$802,064
Banc of California, Inc.	2,672	36,740
Bancfirst Corp.	3,000	196,350
Bancorp, Inc. (The)*	8,408	78,026
Bancorpsouth, Inc.(a)	30,746	792,017
Bank of Hawaii Corp.(a)	14,616	974,595
Bank of the Ozarks, Inc.(a)	23,278	1,064,968
BankUnited, Inc.	16,386	588,749
Banner Corp.	4,200	201,306
Bar Harbor Bankshares	678	24,022
BBCN Bancorp, Inc.	19,638	290,446
Berkshire Hills Bancorp, Inc.	6,399	182,244
BNC Bancorp	1,373	26,540
Boston Private Financial
Holdings, Inc.	21,569	289,240
Bridge Bancorp, Inc.(a)	400	10,676
Bryn Mawr Bank Corp.	2,508	75,641
Camden National Corp.	2,000	77,400
Capital Bank Financial Corp.,
Class A*	2,018	58,663
Capital City Bank Group, Inc.	664	10,139
Cardinal Financial Corp.	7,280	158,631
Cascade Bancorp*	9,720	50,350
Cathay General Bancorp	22,248	721,948
Centerstate Banks, Inc.	8,114	109,620
Central Pacific Financial Corp.	7,849	186,414
Century Bancorp, Inc., Class A	200	8,132
Chemical Financial Corp.	6,880	227,453
Citizens & Northern Corp.	852	17,509
City Holding Co.(a)	6,502	320,223
CNB Financial Corp.	1,780	32,752
CoBiz Financial, Inc.	8,151	106,534
Columbia Banking System, Inc.	14,910	485,171
Community Bank System, Inc.(a)	9,634	363,876
Community Trust Bancorp, Inc.	4,947	172,502
Connectone Bancorp, Inc.	3,180	68,465
Customers Bancorp, Inc.*	3,928	105,624
CVB Financial Corp.(a)	28,201	496,620
Eagle Bancorp, Inc.*	3,244	142,606
Enterprise Bancorp, Inc.(a)	300	7,032
Enterprise Financial Services Corp.	3,156	71,862
Fidelity Southern Corp.	1,044	18,207
Financial Institutions, Inc.	3,105	77,128
First Bancorp	3,400	56,712
First BanCorp*	35,131	169,331
First Bancorp, Inc.	1,683	32,718
First Busey Corp., Class A	18,934	124,396
First Citizens BancShares,
Inc., Class A	295	77,597
First Commonwealth Financial Corp.	23,740	227,667
First Community Bancshares, Inc.	3,962	72,188
First Financial Bancorp	15,133	271,486
First Financial Bankshares, Inc.(a)	13,804	478,171
First Financial Corp.	3,200	114,432
First Horizon National Corp.(a)	59,696	935,436
First Interstate Bancsystem, Inc.	5,224	144,914
First Merchants Corp.	7,731	190,956
First Midwest Bancorp, Inc.	18,632	353,449
First NBC Bank Holding Co.*	504	18,144
First Niagara Financial Group, Inc.	80,008	755,276
FirstMerit Corp.	23,141	482,027
Flushing Financial Corp.	7,140	150,011
FNB Corp.(a)	43,765	626,715
Fulton Financial Corp.	48,635	635,173
German American Bancorp, Inc.(a)	2,400	70,680
Glacier Bancorp, Inc.(a)	19,481	573,131
Great Southern Bancorp, Inc.	3,025	127,473
Guaranty Bancorp	1,560	25,756
Hancock Holding Co.	14,715	469,556
Hanmi Financial Corp.	8,053	200,037
Heartland Financial USA, Inc.	5,400	200,988
Heritage Commerce Corp.	3,712	35,672
Heritage Financial Corp/WA	4,068	72,695
Hilltop Holdings, Inc.*	25,969	625,593
Home Bancshares, Inc.	18,138	663,125
HomeTrust Bancshares, Inc.*	671	11,246
Horizon Bancorp	466	11,631
Hudson Valley Holding Corp.	3,597	101,471
Iberiabank Corp.	8,733	595,853
Independent Bank Corp.	4,840	226,948
International Bancshares Corp.	15,750	423,202
Lakeland Bancorp, Inc.	6,732	80,043
Lakeland Financial Corp.	3,370	146,157
LegacyTexas Financial Group, Inc.	10,399	314,050
LNB Bancorp, Inc.	1,100	20,350
Macatawa Bank Corp.	3,307	17,527
MainSource Financial Group, Inc.	4,530	99,433
MB Financial, Inc.	19,316	665,243
MBT Financial Corp.*	5,012	28,769
Mercantile Bank Corp.	1,265	27,084
Merchants Bancshares, Inc.	1,081	35,749
Metro Bancorp, Inc.	4,280	111,879
Midsouth Bancorp, Inc.(a)	2,100	32,046
Monarch Financial Holdings, Inc.	838	10,517
National Bank Holdings Corp.,
Class A	5,279	109,962
National Penn Bancshares, Inc.	38,870	438,454
NBT Bancorp, Inc.	9,109	238,383
NewBridge Bancorp	3,549	31,693
Northrim BanCorp, Inc.	664	17,018
OFG Bancorp	12,417	132,489
Old National Bancorp	29,051	420,077
Opus Bank	894	32,345
Pacific Continental Corp.	3,047	41,226
Pacific Mercantile Bancorp*	2,500	18,975
Pacific Premier Bancorp, Inc.*	1,400	23,744
Park National Corp.	3,450	301,426
Park Sterling Corp.	6,835	49,212
Peapack Gladstone Financial Corp.	1,668	37,063
Penns Woods Bancorp, Inc.	476	20,987
Peoples Bancorp, Inc.	2,300	53,682
Pinnacle Financial Partners, Inc.	9,240	502,379

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Popular, Inc.*	9,954	$287,272
Preferred Bank/Los Angeles CA	1,791	53,820
Premier Financial Bancorp, Inc.	1,256	19,405
PrivateBancorp, Inc.	20,143	802,094
Renasant Corp.	6,909	225,233
Republic Bancorp, Inc., Class A	7,344	188,741
S&T Bancorp, Inc.	8,302	245,656
Sandy Spring Bancorp, Inc.	6,300	176,274
Seacoast Banking Corp. of Florida*	3,020	47,716
Select Bancorp, Inc.*	200	1,420
Sierra Bancorp	2,405	41,631
Simmons First National Corp.,
Class A	3,987	186,113
South State Corp.	4,420	335,876
Southside Bancshares, Inc.(a)	5,708	166,845
Southwest Bancorp, Inc.	3,700	68,857
State Bank Financial Corp.	3,172	68,832
Sterling Bancorp	21,273	312,713
Stock Yards Bancorp, Inc.	2,891	109,251
Suffolk Bancorp	3,195	81,984
Sun Bancorp, Inc.(a)*	1,133	21,810
Susquehanna Bancshares, Inc.	44,176	623,765
Synovus Financial Corp.(a)	17,650	543,973
Talmer Bancorp, Inc., Class A	5,947	99,612
TCF Financial Corp.	45,678	758,712
Texas Capital Bancshares, Inc.(a)*	11,663	725,905
Tompkins Financial Corp.	2,420	130,002
TowneBank	5,769	93,977
Trico Bancshares	4,164	100,144
Trustmark Corp.(a)	17,352	433,453
UMB Financial Corp.(a)	11,328	645,923
Umpqua Holdings Corp.(a)	13,576	244,232
Union Bankshares Corp.	9,688	225,149
United Bankshares, Inc.(a)	17,021	684,755
United Community Banks, Inc/GA	13,916	290,427
Univest Corp. of Pennsylvania	3,100	63,116
Valley National Bancorp(a)	43,620	449,722
Washington Trust Bancorp, Inc.	3,000	118,440
Webster Financial Corp.	23,322	922,385
WesBanco, Inc.	6,434	218,885
West Bancorporation, Inc.	4,412	87,534
Westamerica Bancorporation(a)	6,329	320,564
Western Alliance Bancorp(a)*	26,478	893,897
Wilshire Bancorp, Inc.	21,279	268,754
Wintrust Financial Corp.	11,283	602,287
		37,658,977
Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	13,762	452,357
ACCO Brands Corp.*	26,340	204,662
ARC Document Solutions, Inc.*	11,111	84,555
Brady Corp., Class A	11,602	287,034
Brink’s Co. (The)(a)	11,715	344,773
Casella Waste Systems,
Inc., Class A*	12,740	71,471
Ceco Environmental Corp.	4,974	56,355
Civeo Corp.	7,095	21,782
Clean Harbors, Inc.(a)*	8,332	447,762
Command Security Corp.*	4,300	8,729
Covanta Holding Corp.(a)	31,607	669,752
Deluxe Corp.(a)	16,114	999,068
Ennis, Inc.	5,800	107,822
Essendant, Inc.	13,325	523,006
Fuel Tech, Inc.*	4,500	9,855
G&K Services, Inc., Class A	4,600	318,044
Healthcare Services Group, Inc.(a)	491	16,228
Heritage-Crystal Clean, Inc.*	712	10,466
Herman Miller, Inc.	11,690	338,192
HNI Corp.	11,460	586,179
Innerworkings, Inc.(a)*	6,281	41,894
Interface, Inc.	20,182	505,559
Intersections, Inc.(a)*	3,104	9,529
Kimball International, Inc., Class B	6,956	84,585
Knoll, Inc.	12,851	321,661
Matthews International Corp.,
Class A	8,044	427,458
Mcgrath Rentcorp	5,300	161,279
Mobile Mini, Inc.(a)	14,545	611,472
MSA Safety, Inc.	8,900	431,739
Multi-Color Corp.	3,091	197,453
NL Industries, Inc.*	5,586	41,392
Performant Financial Corp.*	11,831	38,332
Quad/Graphics, Inc.	2,944	54,493
R.R. Donnelley & Sons Co.(a)	14,831	258,504
SP Plus Corp.*	4,000	104,440
Steelcase, Inc., Class A	27,430	518,701
Team, Inc.*	4,200	169,050
Tetra Tech, Inc.	15,976	409,625
TRC Cos., Inc.*	7,000	71,050
UniFirst Corp.	3,000	335,550
US Ecology, Inc.(a)	5,445	265,280
Versar, Inc.*	2,000	7,880
Viad Corp.	4,500	121,995
Virco Manufacturing Corp.*	2,494	7,108
West Corp.	17,056	513,386
		11,267,507
Communications Equipment — 1.7%
ADTRAN, Inc.	14,713	239,086
Alliance Fiber Optic Products, Inc.	1,726	32,017
Bel Fuse, Inc., Class B	1,890	38,783
Black Box Corp.	3,700	74,000
CalAmp Corp.*	8,909	162,678
Calix, Inc.*	13,728	104,470
Ciena Corp.(a)*	26,438	626,052
Clearfield, Inc.(a)*	1,600	25,456
Communications Systems, Inc.	1,418	14,903
Comtech Telecommunications Corp.	4,325	125,641
Digi International, Inc.*	7,600	72,580
EMCORE Corp.*	2,701	16,260
Extreme Networks, Inc.*	21,668	58,287
Finisar Corp.*	25,900	462,833
Harmonic, Inc.*	24,420	166,789
Harris Corp.	637	48,992

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Infinera Corp.(a)*	20,851	$437,454
InterDigital, Inc.	9,322	530,329
Ixia*	18,277	227,366
JDS Uniphase Corp.(a)*	47,559	550,733
KVH Industries, Inc.*	5,534	74,432
Netgear, Inc.*	8,512	255,530
Numerex Corp., Class A(a)*	2,359	20,146
Oclaro, Inc.(a)*	3,313	7,487
Optical Cable Corp.	374	1,287
PC-Tel, Inc.	4,100	29,438
Plantronics, Inc.	14,001	788,396
Polycom, Inc.*	35,376	404,702
Relm Wireless Corp.*	2,000	9,860
Ruckus Wireless, Inc.(a)*	12,870	133,076
ShoreTel, Inc.*	7,722	52,355
Sonus Networks, Inc.*	7,880	54,530
Tessco Technologies, Inc.	1,000	19,810
Ubiquiti Networks, Inc.(a)	2,842	90,702
Viasat, Inc.(a)*	11,938	719,384
		6,675,844
Computers & Peripherals — 0.8%
Astro-Med, Inc.	1,572	22,495
Avid Technology, Inc.*	5,872	78,333
Concurrent Computer Corp.	1,362	8,444
Cray, Inc.*	9,970	294,215
Diebold, Inc.(a)	14,553	509,355
Dot Hill Systems Corp.*	14,160	86,659
Electronics for Imaging, Inc.*	14,077	612,490
Imation Corp.*	2,788	11,319
Immersion Corp.*	4,661	59,055
Intevac, Inc.(a)*	4,883	28,566
Lexmark International, Inc.,
Class A(a)	16,040	708,968
QLogic Corp.*	22,113	313,783
Super Micro Computer, Inc.(a)*	11,510	340,466
Transact Technologies, Inc.	1,515	10,120
USA Technologies, Inc.(a)*	1,931	5,214
		3,089,482
Construction & Engineering — 0.9%
Aegion Corp.*	10,061	190,555
Ameresco, Inc., Class A(a)*	4,779	36,559
Argan, Inc.	3,618	145,914
Comfort Systems USA, Inc.	8,930	204,944
Dycom Industries, Inc.*	9,800	576,730
EMCOR Group, Inc.	15,815	755,483
Furmanite Corp.*	10,379	84,277
Granite Construction, Inc.	9,422	334,575
Great Lakes Dredge & Dock Corp.*	15,377	91,647
Layne Christensen Co.*	1,221	10,928
MasTec, Inc.*	22,810	453,235
MYR Group, Inc.*	6,488	200,868
Northwest Pipe Co.*	1,895	38,601
Orion Marine Group, Inc.*	5,671	40,945
Primoris Services Corp.(a)	17,578	348,044
Sterling Construction Co., Inc.*	3,741	14,964
Tutor Perini Corp.*	11,189	241,459
		3,769,728
Construction Materials — 0.1%
Headwaters, Inc.*	18,717	341,024
United States Lime & Minerals, Inc.	1,679	97,584
US Concrete, Inc.*	2,169	82,183
		520,791
Consumer Finance — 0.9%
Asta Funding, Inc.*	2,600	21,788
Atlanticus Holdings Corp.*	5,476	19,330
Cash America International, Inc.	7,015	183,723
Consumer Portfolio Services, Inc.(a)*	7,272	45,450
Credit Acceptance Corp.*	3,375	830,858
Encore Capital Group, Inc.(a)*	6,224	266,014
Enova International, Inc.*	6,418	119,888
Ezcorp, Inc., Class A(a)*	9,217	68,482
First Cash Financial Services, Inc.*	7,967	363,216
First Marblehead Corp. (The)(a)*	1,803	10,385
Green Dot Corp., Class A*	12,631	241,505
Nelnet, Inc., Class A	10,900	472,079
PRA Group, Inc.(a)*	12,740	793,829
QC Holdings, Inc.	5,600	10,472
World Acceptance Corp.(a)*	3,636	223,650
		3,670,669
Containers & Packaging — 0.5%
AEP Industries, Inc.*	1,000	55,200
Berry Plastics Group, Inc.*	16,826	545,162
Graphic Packaging Holding Co.	73,153	1,019,021
Greif, Inc., Class A(a)	4,519	162,006
Greif, Inc., Class B	42	1,701
Myers Industries, Inc.	8,017	152,323
Silgan Holdings, Inc.	1,944	102,566
		2,037,979
Distributors — 0.3%
Core-Mark Holding Co., Inc.	5,749	340,628
Pool Corp.	13,484	946,307
VOXX International Corp.*	4,800	39,744
Weyco Group, Inc.	690	20,576
		1,347,255
Diversified Consumer Services — 0.9%
American Public Education, Inc.*	3,569	91,795
Apollo Education Group, Inc.*	24,712	318,291
Ascent Capital Group, Inc., Class A*	2,620	111,979
Bridgepoint Education, Inc.*	11,558	110,494
Bright Horizons Family Solutions, Inc.*	5,552	320,906
Cambium Learning Group, Inc.*	1,370	5,850
Capella Education Co.	2,200	118,074
Career Education Corp.*	17,065	56,314
Carriage Services, Inc.(a)	5,101	121,812
Collectors Universe, Inc.	1,242	24,765

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
DeVry Education Group, Inc.(a)	15,913	$477,072
Grand Canyon Education, Inc.*	14,214	602,674
K12, Inc.*	7,149	90,435
Learning Tree International, Inc.*	5,000	6,450
Lincoln Educational Services Corp.	5,874	11,865
Regis Corp.*	12,373	194,998
Sotheby’s, Class A(a)	16,344	739,403
Spectrum Group International, Inc.*	7	4,130
Steiner Leisure Ltd.*	3,346	179,948
Strayer Education, Inc.*	2,275	98,052
Universal Technical Institute, Inc.	5,900	50,740
		3,736,047
Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.	650	6,805
Gain Capital Holdings, Inc.	8,775	83,889
MarketAxess Holdings, Inc.	11,093	1,029,098
Marlin Business Services Corp.	2,800	47,264
NewStar Financial, Inc.(a)*	13,144	144,584
PHH Corp.(a)*	14,258	371,136
Pico Holdings, Inc.*	2,982	43,895
Resource America, Inc., Class A(a)	5,298	44,556
		1,771,227
Diversified Telecommunication Services — 0.6%
8x8, Inc.*	3,573	32,014
Alaska Communications Systems
Group, Inc.*	2,448	5,875
Atlantic Tele-Network, Inc.	3,600	248,688
Cincinnati Bell, Inc.*	51,900	198,258
Cogent Communications
Holdings, Inc.	11,951	404,422
Consolidated Communications
Holdings, Inc.(a)	13,459	282,773
FairPoint Communications, Inc.*	1,585	28,879
General Communication,
Inc., Class A*	14,261	242,580
Hawaiian Telcom Holdco, Inc.*	187	4,881
IDT Corp., Class B	7,234	130,791
Inteliquent, Inc.	8,954	164,754
Intelsat SA(a)*	9,141	90,679
Lumos Networks Corp.	5,326	78,771
Orbcomm, Inc.*	15,007	101,297
Premiere Global Services, Inc.*	12,823	131,949
Straight Path Communications, Inc.,
Class B(a)*	3,617	118,601
Vonage Holdings Corp.*	52,898	259,729
		2,524,941
Electric Utilities — 1.4%
Allete, Inc.	11,617	538,913
Cleco Corp.	10,695	575,926
El Paso Electric Co.	11,005	381,433
Empire District Electric Co. (The)	11,448	249,566
Genie Energy Ltd., Class B*	4,900	51,303
Hawaiian Electric Industries, Inc.	18,884	561,421
IDACORP, Inc.(a)	11,549	648,361
MGE Energy, Inc.	7,073	273,937
Otter Tail Corp.	8,077	214,848
PNM Resources, Inc.	21,371	525,727
Portland General Electric Co.	21,134	700,803
UIL Holdings Corp.(a)	14,522	665,398
Unitil Corp.	2,375	78,423
		5,466,059
Electrical Equipment — 1.1%
Allied Motion Technologies, Inc.	1,600	35,936
AZZ, Inc.	6,246	323,543
Babcock & Wilcox Co. (The)	3,324	109,027
Encore Wire Corp.	5,600	248,024
EnerSys(a)	12,221	859,014
Espey Manufacturing & Electronics Corp.	565	14,690
Franklin Electric Co., Inc.(a)	13,269	428,987
Generac Holdings, Inc.(a)*	15,486	615,569
General Cable Corp.	11,120	219,398
Global Power Equipment Group, Inc.	3,290	25,530
GrafTech International Ltd.*	28,019	138,974
LSI Industries, Inc.	4,900	45,766
Magnetek, Inc.*	979	33,687
Orion Energy Systems, Inc.(a)*	3,100	7,781
Polypore International, Inc.(a)*	11,359	680,177
Powell Industries, Inc.	2,600	91,442
PowerSecure International, Inc.*	5,500	81,180
Preformed Line Products Co.	850	32,062
Regal Beloit Corp.	527	38,255
SL Industries, Inc.*	986	38,069
Thermon Group Holdings, Inc.*	6,904	166,179
Ultralife Corp.*	3,600	15,084
Vicor Corp.*	7,856	95,765
		4,344,139
Electronic Equipment, Instruments & Components — 3.1%
ADDvantage Technologies Group, Inc.*	2,400	5,592
Agilysys, Inc.*	6,358	58,366
Anixter International, Inc.*	9,181	598,142
AVX Corp.	7,502	100,977
Badger Meter, Inc.(a)	3,000	190,470
Belden, Inc.	14,228	1,155,740
Benchmark Electronics, Inc.*	6,901	150,304
Checkpoint Systems, Inc.	9,937	101,159
Cognex Corp.	10,863	522,510
Coherent, Inc.*	6,500	412,620
CTS Corp.	9,329	179,770
Daktronics, Inc.	10,992	130,365
DTS, Inc.*	4,196	127,936
Echelon Corp.*	6,379	5,103
Electro Rent Corp.	6,482	70,395
Electro Scientific Industries, Inc.	7,067	37,243
Fabrinet*	7,794	145,982
FARO Technologies, Inc.*	3,877	181,056
FEI Co.	2,442	202,515
Frequency Electronics, Inc.*	1,400	15,792

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
GSI Group, Inc.*	4,922	$73,978
I.D. Systems, Inc.(a)*	2,750	16,775
IEC Electronics Corp.*	800	3,600
II-VI, Inc.*	21,922	416,080
Insight Enterprises, Inc.*	10,250	306,577
IntriCon Corp.*	1,000	7,320
Itron, Inc.*	9,844	339,027
Kemet Corp.*	8,936	25,736
Key Tronic Corp.*	1,700	18,479
Kimball Electronics, Inc.*	5,216	76,101
Knowles Corp.(a)*	11,685	211,499
Littelfuse, Inc.	6,901	654,836
LoJack Corp.(a)*	3,166	10,923
Maxwell Technologies, Inc.*	7,005	41,820
Mercury Systems, Inc.*	8,267	121,029
Mesa Laboratories, Inc.	860	76,454
Methode Electronics, Inc.	11,497	315,593
MOCON, Inc.	600	9,570
MTS Systems Corp.	3,800	262,010
Multi-Fineline Electronix, Inc.*	6,500	142,090
NAPCO Security Technologies, Inc.*	4,850	27,791
Newport Corp.*	11,000	208,560
OSI Systems, Inc.*	5,346	378,443
PAR Technology Corp.*	3,000	14,730
Park Electrochemical Corp.	4,194	80,357
PC Connection, Inc.	6,200	153,388
PCM, Inc.*	2,200	22,066
Perceptron, Inc.	1,100	11,616
Planar Systems, Inc.*	4,606	20,082
Plexus Corp.*	9,556	419,317
Radisys Corp.*	8,500	21,760
RealD, Inc.(a)*	6,110	75,336
Richardson Electronics Ltd.	2,700	21,816
Rofin-Sinar Technologies, Inc.*	6,296	173,770
Rogers Corp.*	3,742	247,496
Sanmina Corp.*	22,531	454,225
Scansource, Inc.*	6,290	239,397
SYNNEX Corp.(a)	9,728	711,992
Tech Data Corp.*	9,625	554,015
TTM Technologies, Inc.(a)*	20,635	206,144
Universal Display Corp.(a)*	5,485	283,739
Vishay Intertechnology, Inc.(a)	37,733	440,721
Vishay Precision Group, Inc.*	4,187	63,056
Wayside Technology Group, Inc.	315	6,243
		12,357,594
Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc.(a)	4,420	116,865
Basic Energy Services, Inc.*	11,847	89,445
Bristow Group, Inc.	9,706	517,330
C&J Energy Services Ltd.(a)*	12,147	160,340
CARBO Ceramics, Inc.(a)	4,505	187,543
Dawson Geophysical Co.*	4,211	19,792
Dril-Quip, Inc.*	4,351	327,413
ENGlobal Corp.*	2,100	2,835
Era Group, Inc.*	5,219	106,885
Exterran Holdings, Inc.	20,013	653,424
Forum Energy Technologies, Inc.*	11,257	228,292
Geospace Technologies Corp.(a)*	2,574	59,331
Gulf Island Fabrication, Inc.	3,600	40,212
Gulfmark Offshore, Inc., Class A(a)	6,282	72,871
Helix Energy Solutions Group, Inc.*	29,507	372,673
Hornbeck Offshore Services, Inc.(a)*	9,178	188,424
ION Geophysical Corp.(a)*	43,775	46,839
Matrix Service Co.*	7,238	132,311
McDermott International, Inc.(a)*	51,671	275,923
Mitcham Industries, Inc.*	2,601	10,898
Natural Gas Services Group, Inc.*	2,500	57,050
Newpark Resources, Inc.*	23,432	190,502
Nuverra Environmental Solutions, Inc.*	1,082	6,784
Oil States International, Inc.*	4,777	177,848
Pacific Drilling SA(a)*	5,084	14,235
Parker Drilling Co.*	28,864	95,828
Patterson-UTI Energy, Inc.	20,781	390,994
PHI, Inc.*	2,300	69,046
Pioneer Energy Services Corp.*	14,380	91,169
RigNet, Inc.(a)*	3,277	100,178
Rowan Cos. PLC, Class A(a)	17,398	367,272
RPC, Inc.	8,124	112,355
SEACOR Holdings, Inc.*	5,019	356,048
Seventy Seven Energy, Inc.*	4,979	21,360
Steel Excel, Inc.*	2,972	61,818
Superior Energy Services, Inc.	9,040	190,201
Tesco Corp.	7,514	81,903
Tetra Technologies, Inc.*	17,573	112,116
Tidewater, Inc.(a)	7,841	178,226
Unit Corp.*	6,472	175,521
US Silica Holdings, Inc.(a)	13,049	383,119
		6,843,219
Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	8,373	326,547
Casey’s General Stores, Inc.	11,533	1,104,169
Chefs’ Warehouse Inc. (The)(a)*	4,274	90,780
Fresh Market, Inc. (The)(a)*	11,040	354,826
Ingles Markets, Inc., Class A	2,846	135,953
Liberator Medical Holdings, Inc.(a)	2,420	5,493
Natural Grocers by Vitamin Cottage, Inc.*	2,050	50,471
PriceSmart, Inc.(a)	7,615	694,793
SpartanNash Co.	9,360	304,574
SUPERVALU, Inc.*	71,424	577,820
United Natural Foods, Inc.*	5,073	323,049
Village Super Market, Inc., Class A	1,118	35,429
Weis Markets, Inc.	6,390	269,339
		4,273,243
Food Products — 1.9%
B&G Foods, Inc.	14,705	419,534
Boulder Brands, Inc.(a)*	16,615	115,308
Cal-Maine Foods, Inc.(a)	10,200	532,440
Calavo Growers, Inc.	5,041	261,779
Coffee Holding Co., Inc.*	600	2,988

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food Products (Continued)
Darling Ingredients, Inc.*	37,935	$556,127
Dean Foods Co.	24,914	402,859
Diamond Foods, Inc.*	6,580	206,480
Farmer Bros. Co.*	3,200	75,200
Fresh Del Monte Produce, Inc.	17,012	657,684
Inventure Foods, Inc.(a)*	3,661	37,159
J&J Snack Foods Corp.	4,900	542,283
John B. Sanfilippo & Son, Inc.	2,650	137,535
Lancaster Colony Corp.	7,094	644,490
Landec Corp.*	9,074	130,938
Lifeway Foods, Inc.*	3,800	72,922
Omega Protein Corp.*	5,237	72,009
Pilgrim’s Pride Corp.(a)	591	13,575
Post Holdings, Inc.(a)*	12,146	655,034
Rocky Mountain Chocolate
Factory, Inc.	1,260	16,594
Sanderson Farms, Inc.(a)	7,234	543,707
Scheid Vineyards, Inc., Class A*	20	655
Seneca Foods Corp., Class A*	1,249	34,685
Snyders-Lance, Inc.	16,939	546,622
Tootsie Roll Industries, Inc.(a)	7,511	242,680
TreeHouse Foods, Inc.*	8,456	685,190
		7,606,477
Gas Utilities — 1.2%
Chesapeake Utilities Corp.	3,064	164,996
Delta Natural Gas Co., Inc.	400	8,040
Gas Natural, Inc.	836	8,611
Laclede Group, Inc. (The)	11,548	601,189
New Jersey Resources Corp.	21,532	593,207
Northwest Natural Gas Co.	6,553	276,406
ONE Gas, Inc.(a)	13,428	571,496
Piedmont Natural Gas Co., Inc.	19,982	705,564
RGC Resources, Inc.	400	8,000
South Jersey Industries, Inc.	17,084	422,487
Southwest Gas Corp.	11,874	631,815
WGL Holdings, Inc.(a)	12,554	681,557
		4,673,368
Health Care Equipment & Supplies — 3.1%
Abaxis, Inc.(a)	5,104	262,754
Alere, Inc.*	17,068	900,337
Analogic Corp.	3,773	297,690
Angiodynamics, Inc.*	8,705	142,762
Anika Therapeutics, Inc.*	4,100	135,423
Atrion Corp.	566	222,047
Bovie Medical Corp.*	4,900	13,671
Cantel Medical Corp.	10,310	553,338
Conmed Corp.	7,150	416,630
CryoLife, Inc.	7,199	81,205
Cutera, Inc.*	2,299	35,589
Cyberonics, Inc.*	6,138	364,965
Cynosure, Inc., Class A*	6,160	237,653
Exactech, Inc.*	2,535	52,804
Globus Medical, Inc., Class A*	18,325	470,403
Greatbatch, Inc.*	7,181	387,199
Haemonetics Corp.*	12,126	501,531
Halyard Health, Inc.(a)*	2,033	82,336
Hill-Rom Holdings, Inc.	15,133	822,176
ICU Medical, Inc.*	4,198	401,581
Integra LifeSciences Holdings Corp.*	8,892	599,054
Invacare Corp.	7,217	156,104
Iridex Corp.*	671	5,536
LeMaitre Vascular, Inc.	6,218	74,989
Masimo Corp.*	13,665	529,382
Meridian Bioscience, Inc.(a)	8,932	166,492
Merit Medical Systems, Inc.*	11,860	255,464
Misonix, Inc.*	2,200	20,900
Natus Medical, Inc.*	8,702	370,357
Neogen Corp.*	8,095	384,027
NuVasive, Inc.*	11,084	525,160
OraSure Technologies, Inc.(a)*	9,164	49,394
Orthofix International NV*	3,915	129,665
Quidel Corp.(a)*	8,803	202,029
RTI Surgical, Inc.*	13,049	84,297
Span-America Medical Systems, Inc.	500	9,210
STERIS Corp.(a)	5,596	360,606
SurModics, Inc.*	3,700	86,654
Symmetry Surgical, Inc.*	2,210	19,271
Thoratec Corp.*	14,518	647,067
Tornier NV*	12,356	308,776
Utah Medical Products, Inc.	831	49,553
Vascular Solutions, Inc.*	6,500	225,680
West Pharmaceutical Services, Inc.	10,383	603,045
Wright Medical Group, Inc.(a)*	5,460	143,380
		12,388,186
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.(a)*	2,848	223,084
Aceto Corp.	8,918	219,650
Addus HomeCare Corp.*	1,435	39,979
Air Methods Corp.(a)*	10,444	431,755
Alliance HealthCare Services, Inc.*	190	3,551
Almost Family, Inc.*	1,325	52,881
Amedisys, Inc.*	7,641	303,577
AMN Healthcare Services, Inc.*	12,834	405,426
Amsurg Corp.(a)*	11,477	802,816
Bio-Reference Laboratories, Inc.*	6,683	275,674
BioScrip, Inc.(a)*	18,019	65,409
BioTelemetry, Inc.*	8,270	77,986
Capital Senior Living Corp.*	9,398	230,251
Centene Corp.(a)*	10,008	804,643
Chemed Corp.	6,067	795,384
Corvel Corp.*	5,100	163,302
Cross Country Healthcare, Inc.*	3,500	44,380
Digirad Corp.	2,100	9,114
Ensign Group, Inc. (The)	5,064	258,568
ExamWorks Group, Inc.(a)*	9,694	379,035
Five Star Quality Care, Inc.*	6,584	31,603
Genesis Healthcare, Inc.*	4,555	30,063
Hanger, Inc.*	9,832	230,462
Health Net, Inc.*	21,649	1,388,134
Healthsouth Corp.	6,908	318,183
Healthways, Inc.*	9,735	116,625

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Providers & Services (Continued)
IPC Healthcare, Inc.*	4,065	$225,160
Kindred Healthcare, Inc.	17,194	348,866
Landauer, Inc.(a)	300	10,692
LHC Group, Inc.*	3,800	145,350
LifePoint Health, Inc.*	12,078	1,050,182
Magellan Health, Inc.*	10,800	756,756
Medcath Corp.(b)*	3,122	—
Molina Healthcare, Inc.(a)*	13,027	915,798
National Healthcare Corp.	3,000	194,970
National Research Corp., Class A	4,425	62,879
National Research Corp., Class B	737	24,903
Owens & Minor, Inc.(a)	20,672	702,848
PharMerica Corp.*	7,236	240,959
Providence Service Corp. (The)*	4,498	199,171
RadNet, Inc.*	9,750	65,228
Select Medical Holdings Corp.	35,178	569,884
Surgical Care Affiliates, Inc.*	3,245	124,543
Triple-S Management
Corp., Class B*	5,369	137,769
U.S. Physical Therapy, Inc.	2,650	145,114
Universal American Corp.*	17,673	178,851
VCA, Inc.*	14,590	793,769
WellCare Health Plans, Inc.*	7,385	626,470
		15,221,697
Health Care Technology — 0.6%
Allscripts Healthcare
Solutions, Inc.*	46,150	631,332
Arrhythmia Research
Technology, Inc.*	200	1,254
Computer Programs &
Systems, Inc.(a)	2,670	142,631
HealthStream, Inc.*	6,062	184,406
HMS Holdings Corp.(a)*	23,852	409,539
MedAssets, Inc.*	15,666	345,592
Merge Healthcare, Inc.*	18,393	88,286
Omnicell, Inc.*	8,824	332,753
Quality Systems, Inc.	15,913	263,679
Simulations Plus, Inc.	800	5,016
		2,404,488
Hotels, Restaurants & Leisure — 4.8%
Ambassadors Group, Inc.*	3,300	8,052
Belmond Ltd., Class A*	24,303	303,545
Biglari Holdings, Inc.*	399	165,086
BJ’s Restaurants, Inc.(a)*	7,853	380,478
Bloomin’ Brands, Inc.	28,717	613,108
Bob Evans Farms, Inc.	8,800	449,240
Boyd Gaming Corp.*	12,218	182,659
Bravo Brio Restaurant Group, Inc.*	4,343	58,848
Brinker International, Inc.	13,948	804,102
Buffalo Wild Wings, Inc.*	5,933	929,642
Carrols Restaurant Group, Inc.*	8,600	89,440
Cheesecake Factory, Inc. (The)(a)	16,450	897,101
Choice Hotels International, Inc.	13,207	716,480
Churchill Downs, Inc.	3,820	477,691
Chuy’s Holdings, Inc.(a)*	3,442	92,211
ClubCorp Holdings, Inc.	8,843	211,171
Cracker Barrel Old Country
Store, Inc.(a)	6,408	955,817
Del Frisco’s Restaurant Group, Inc.*	5,669	105,614
Denny’s Corp.*	20,830	241,836
Diamond Resorts International, Inc.*	17,046	537,801
DineEquity, Inc.	5,700	564,813
Dover Motorsports, Inc.(a)	4,000	8,840
Famous Dave’s of America, Inc.(a)*	2,145	43,007
Fiesta Restaurant Group, Inc.*	8,386	419,300
Frisch’s Restaurants, Inc.	695	23,331
Gaming Partners International Corp.*	1,300	13,143
International Speedway Corp.,
Class A	7,848	287,786
Interval Leisure Group, Inc.(a)	19,489	445,324
Intrawest Resorts Holdings, Inc.*	831	9,656
Isle of Capri Casinos, Inc.*	5,718	103,782
Jack in the Box, Inc.	13,170	1,161,067
Jamba, Inc.(a)*	4,407	68,265
Kona Grill, Inc.*	1,540	29,891
Krispy Kreme Doughnuts, Inc.*	17,981	346,314
La Quinta Holdings, Inc.*	12,620	288,367
Luby’s, Inc.*	7,260	35,211
Marcus Corp. (The)	4,500	86,310
Marriott Vacations Worldwide Corp.	8,070	740,423
Monarch Casino & Resort, Inc.*	4,370	89,847
Nathan’s Famous, Inc.	1,385	51,328
Papa John’s International, Inc.	12,676	958,432
Penn National Gaming, Inc.(a)*	8,352	153,259
Pinnacle Entertainment, Inc.*	1,300	48,464
Popeyes Louisiana Kitchen, Inc.*	8,149	488,859
Potbelly Corp.*	932	11,417
RCI Hospitality Holdings, Inc.*	2,209	26,287
Red Lion Hotels Corp.*	4,500	34,470
Red Robin Gourmet Burgers, Inc.*	4,100	351,862
Ruby Tuesday, Inc.*	16,960	106,339
Ruth’s Hospitality Group, Inc.	9,943	160,281
Scientific Games Corp., Class A(a)*	11,235	174,592
SeaWorld Entertainment, Inc.(a)	18,699	344,810
Sonic Corp.	14,824	426,931
Speedway Motorsports, Inc.	10,200	231,030
Texas Roadhouse, Inc.	21,900	819,717
Town Sports International
Holdings, Inc.(a)	8,000	23,200
Vail Resorts, Inc.	11,911	1,300,681
Wendy’s Co. (The)	72,130	813,626
		19,510,184
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	2,600	73,866
Beazer Homes USA, Inc.(a)*	1,643	32,778
Blyth, Inc.*	4,000	25,400
California Coastal
Communities, Inc.(b)*	1,800	—
Cavco Industries, Inc.*	1,100	82,984
CSS Industries, Inc.	2,100	63,525
Dixie Group, Inc. (The)*	1,200	12,600

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Durables (Continued)
Ethan Allen Interiors, Inc.(a)	6,796	$179,007
Flexsteel Industries, Inc.	1,013	43,650
Helen of Troy Ltd.*	7,567	737,707
Hooker Furniture Corp.	2,500	62,775
Hovnanian Enterprises, Inc., Class A(a)*	13,208	35,133
Installed Building Products, Inc.*	2,150	52,632
iRobot Corp.(a)*	6,627	211,269
KB Home(a)	22,962	381,169
La-Z-Boy, Inc.	12,996	342,315
Libbey, Inc.	8,753	361,761
Lifetime Brands, Inc.	3,200	47,264
M.D.C. Holdings, Inc.(a)	11,822	354,305
M/I Homes, Inc.*	5,641	139,163
Meritage Homes Corp.*	10,796	508,384
NACCO Industries, Inc., Class A	1,000	60,760
Orleans Homebuilders, Inc.(a) (b)*	4,953	—
Ryland Group, Inc. (The)(a)	11,251	521,709
Skullcandy, Inc.*	6,327	48,528
Standard Pacific Corp.(a)*	49,527	441,286
Stanley Furniture Co., Inc.*	927	2,753
Taylor Morrison Home Corp., Class A*	7,918	161,210
Tempur Sealy International, Inc.(a)*	10,591	697,947
TRI Pointe Homes, Inc.*	14,993	229,393
Universal Electronics, Inc.*	3,832	190,987
William Lyon Homes, Class A*	4,109	105,478
ZAGG, Inc.*	6,699	53,056
		6,260,794
Household Products — 0.2%
Central Garden and Pet Co.*	3,317	35,027
Central Garden and Pet Co., Class A*	7,899	90,128
HRG Group, Inc.*	1,536	19,968
Orchids Paper Products Co.	1,716	41,304
WD-40 Co.	5,000	435,800
		622,227
Independent Power Producers & Energy Traders — 0.1%
Ormat Technologies, Inc.	6,513	245,410
Pattern Energy Group, Inc.(a)	5,522	156,714
		402,124
Industrial Conglomerates — 0.1%
Raven Industries, Inc.	10,531	214,095
Insurance — 4.4%
Ambac Financial Group, Inc.*	11,615	193,274
American Equity Investment Life Holding Co.	21,414	577,750
American National Insurance Co.	63	6,446
AMERISAFE, Inc.	3,900	183,534
Amtrust Financial Services, Inc.(a)	9,205	603,020
Argo Group International Holdings Ltd.	8,419	468,938
Aspen Insurance Holdings Ltd.	20,865	999,433
Baldwin & Lyons, Inc., Class B(a)	1,818	41,850
Citizens, Inc., Class A(a)*	11,958	89,207
CNO Financial Group, Inc.	60,833	1,116,285
Crawford & Co., Class A(a)	10,528	80,118
Crawford & Co., Class B	3,991	33,644
Donegal Group, Inc., Class A	4,648	70,789
EMC Insurance Group, Inc.	5,700	142,899
Employers Holdings, Inc.	8,660	197,275
Endurance Specialty Holdings Ltd.	12,058	792,211
Enstar Group Ltd.(a)*	2,624	406,589
FBL Financial Group, Inc., Class A	6,600	380,952
Federated National Holding Co.	2,784	67,373
First Acceptance Corp.*	15,539	49,725
First American Financial Corp.(a)	22,101	822,378
Global Indemnity PLC*	3,524	98,954
Greenlight Capital Re Ltd., Class A*	7,410	216,150
Hallmark Financial Services, Inc.*	5,700	64,866
Hanover Insurance Group, Inc. (The)	11,305	836,909
HCI Group, Inc.(a)	3,748	165,699
Horace Mann Educators Corp.	13,078	475,778
Independence Holding Co.	3,520	46,429
Infinity Property & Casualty Corp.	4,300	326,112
Investors Title Co.	292	20,700
Kansas City Life Insurance Co.	389	17,781
Kemper Corp.	15,416	594,287
Maiden Holdings Ltd.(a)	18,753	295,922
MBIA, Inc.(a)*	50,611	304,172
Meadowbrook Insurance Group, Inc.(a)	13,262	114,053
Mercury General Corp.(a)	14,040	781,326
Montpelier Re Holdings Ltd.	15,417	608,971
National General Holdings Corp.	709	14,768
National Interstate Corp.(a)	5,293	144,605
Navigators Group, Inc. (The)*	3,600	279,216
OneBeacon Insurance Group Ltd., Class A	6,225	90,325
Primerica, Inc.	14,703	671,780
ProAssurance Corp.	7,028	324,764
RenaissanceRe Holdings Ltd.(a)	1,867	189,519
RLI Corp.(a)	13,400	688,626
Safety Insurance Group, Inc.	4,269	246,364
Selective Insurance Group, Inc.(a)	13,673	383,528
StanCorp Financial Group, Inc.	10,152	767,593
State Auto Financial Corp.	9,900	237,105
Stewart Information Services Corp.	5,055	201,189
Symetra Financial Corp.	28,069	678,428
Unico American Corp.*	1,700	17,816
United Fire Group, Inc.	6,100	199,836
United Insurance Holdings Corp.(a)	2,821	43,838
Universal Insurance Holdings, Inc.	13,562	328,200
		17,799,299
Internet & Catalog Retail — 0.6%
1-800-Flowers.com, Inc., Class A*	7,537	78,837
Blue Nile, Inc.(a)*	2,642	80,290
CafePress, Inc.*	2,322	10,449
EVINE Live, Inc.*	11,608	31,226

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet & Catalog Retail (Continued)
FTD Cos., Inc.(a)*	5,417	$152,705
Gaiam, Inc., Class A*	2,400	15,696
HSN, Inc.	10,351	726,537
Liberty TripAdvisor Holdings, Inc., Class A*	3,815	122,919
NutriSystem, Inc.	7,768	193,268
Orbitz Worldwide, Inc.*	27,393	312,828
Overstock.com, Inc.*	4,154	93,631
PetMed Express, Inc.(a)	5,572	96,228
Shutterfly, Inc.*	10,633	508,364
US Auto Parts Network, Inc.*	6,100	13,420
		2,436,398
Internet Software & Services — 1.8%
Actua Corp.*	9,386	133,844
Angie’s List, Inc.*	4,421	27,233
Blucora, Inc.*	9,571	154,572
Cimpress NV(a)*	6,915	581,966
comScore, Inc.*	847	45,111
Constant Contact, Inc.*	7,178	206,439
Dealertrack Technologies, Inc.*	14,194	891,241
Demand Media, Inc.(a)*	803	5,107
DHI Group, Inc.*	15,328	136,266
EarthLink Holdings Corp.	26,274	196,792
Endurance International Group Holdings, Inc.(a)*	2,033	42,002
Envestnet, Inc.*	8,051	325,502
GrubHub, Inc.*	5,959	203,023
GTT Communications, Inc.*	4,900	116,963
HomeAway, Inc.(a)*	2,170	67,530
Internap Corp.*	14,992	138,676
IntraLinks Holdings, Inc.*	11,944	142,253
Inuvo, Inc.*	3,400	10,404
j2 Global, Inc.(a)	15,658	1,063,805
Limelight Networks, Inc.*	19,837	78,158
Monster Worldwide, Inc.(a)*	23,472	153,507
NIC, Inc.	16,603	303,503
QuinStreet, Inc.*	9,301	59,991
Qumu Corp.*	3,400	28,016
RealNetworks, Inc.*	11,295	61,106
Reis, Inc.	2,638	58,511
RetailMeNot, Inc.*	7,590	135,330
SciQuest, Inc.*	865	12,811
Shutterstock, Inc.(a)*	8,258	484,249
Stamps.com, Inc.*	4,466	328,564
support.com, Inc.*	1,350	1,904
TechTarget, Inc.*	2,875	25,674
Travelzoo, Inc.*	1,310	14,777
United Online, Inc.*	3,293	51,601
Web.com Group, Inc.*	14,150	342,713
WebMD Health Corp.(a)*	8,669	383,863
XO Group, Inc.*	6,500	106,275
		7,119,282
IT Services — 3.0%
Acxiom Corp.*	21,239	373,382
Blackhawk Network Holdings, Inc.*	10,301	424,401
CACI International, Inc., Class A*	6,200	501,518
Cardtronics, Inc.(a)*	14,190	525,740
Cass Information Systems, Inc.(a)	1,793	100,803
Ciber, Inc.*	17,360	59,892
Computer Task Group, Inc.	4,027	31,088
Convergys Corp.(a)	27,118	691,238
CoreLogic, Inc.*	22,824	905,885
CSG Systems International, Inc.(a)	9,625	304,728
Datalink Corp.*	7,595	67,899
Edgewater Technology, Inc.*	2,300	16,790
EPAM Systems, Inc.*	11,870	845,500
Euronet Worldwide, Inc.*	13,882	856,519
ExlService Holdings, Inc.*	9,262	320,280
Forrester Research, Inc.	8,761	315,571
Global Cash Access Holdings, Inc.*	16,896	130,775
Hackett Group, Inc. (The)	8,900	119,527
Heartland Payment Systems, Inc.	9,697	524,123
Higher One Holdings, Inc.*	5,757	17,213
iGate Corp.*	16,392	781,735
Innodata, Inc.*	5,684	14,949
Leidos Holdings, Inc.	9,041	364,985
Lionbridge Technologies, Inc.*	14,462	89,231
Mantech International Corp., Class A	5,860	169,940
MAXIMUS, Inc.	14,766	970,569
ModusLink Global Solutions, Inc.(a)*	6,850	23,290
MoneyGram International, Inc.(a)*	6,159	56,601
Perficient, Inc.*	7,956	153,073
Planet Payment, Inc.*	4,383	10,607
PRGX Global, Inc.*	4,649	20,409
Science Applications International Corp.	11,148	589,172
SYKES Enterprises, Inc.*	10,744	260,542
Syntel, Inc.*	3,161	150,084
TeleTech Holdings, Inc.	17,188	465,451
Unisys Corp.*	13,257	265,007
Virtusa Corp.(a)*	8,976	461,366
		11,979,883
Leisure Equipment & Products — 0.3%
Arctic Cat, Inc.	3,625	120,386
Black Diamond, Inc.*	1,900	17,556
Callaway Golf Co.(a)	19,865	177,593
Escalade, Inc.	1,950	35,861
Jakks Pacific, Inc.(a)*	5,129	50,726
Johnson Outdoors, Inc., Class A	1,000	23,550
Marine Products Corp.	8,414	52,503
Nautilus, Inc.*	8,479	182,383
Smith & Wesson Holding Corp.(a)*	902	14,964
Sturm Ruger & Co., Inc.(a)	6,113	351,192
Vista Outdoor, Inc.*	4,891	219,606
		1,246,320

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Life Sciences Tools & Services — 0.7%
Affymetrix, Inc.*	18,347	$200,349
Albany Molecular Research, Inc.(a)*	8,825	178,442
Cambrex Corp.*	7,454	327,529
Charles River Laboratories International, Inc.*	15,356	1,080,141
Enzo Biochem, Inc.*	3,616	10,956
Harvard Bioscience, Inc.*	10,123	57,701
Luminex Corp.*	7,096	122,477
Parexel International Corp.*	14,726	947,029
Sequenom, Inc.(a)*	3,181	9,670
		2,934,294
Machinery — 3.6%
Accuride Corp.*	9,955	38,327
Actuant Corp., Class A	16,593	383,132
Alamo Group, Inc.	2,600	142,064
Albany International Corp., Class A	7,900	314,420
Altra Industrial Motion Corp.	9,567	260,031
American Railcar Industries, Inc.(a)	5,900	286,976
Astec Industries, Inc.	4,561	190,741
Barnes Group, Inc.	17,854	696,127
Blount International, Inc.*	13,651	149,069
Briggs & Stratton Corp.(a)	11,874	228,693
Chart Industries, Inc.*	6,257	223,688
CIRCOR International, Inc.	4,348	237,096
CLARCOR, Inc.	10,970	682,773
Columbus McKinnon Corp.	4,066	101,650
Commercial Vehicle Group, Inc.*	5,920	42,683
Douglas Dynamics, Inc.	5,987	128,601
Dynamic Materials Corp.	2,800	30,800
Eastern Co. (The)	500	9,260
Energy Recovery, Inc.(a)*	3,627	9,938
EnPro Industries, Inc.	6,787	388,352
ESCO Technologies, Inc.	5,761	215,519
Federal Signal Corp.	16,169	241,080
FreightCar America, Inc.	2,400	50,112
Global Brass & Copper Holdings, Inc.	2,921	49,686
Gorman-Rupp Co. (The)	5,455	153,176
Graham Corp.	1,900	38,931
Greenbrier Cos., Inc. (The)(a)	6,690	313,427
Hardinge, Inc.	1,500	14,775
Harsco Corp.	19,401	320,117
Hillenbrand, Inc.	18,858	578,941
Hurco Cos., Inc.	1,000	34,620
Hyster-Yale Materials Handling, Inc.	2,000	138,560
John Bean Technologies Corp.	8,769	329,627
Kadant, Inc.	3,400	160,480
Kennametal, Inc.(a)	11,203	382,246
Key Technology, Inc.*	1,100	14,520
LB Foster Co., Class A	1,776	61,467
Lindsay Corp.(a)	2,399	210,896
Lydall, Inc.*	3,767	111,353
Manitex International, Inc.(a)*	1,300	9,932
Manitowoc Co., Inc. (The)	32,658	640,097
Meritor, Inc.*	26,078	342,143
Mfri, Inc.*	1,900	11,495
Miller Industries, Inc.	2,958	59,012
Mueller Industries, Inc.	17,550	609,336
Mueller Water Products, Inc., Class A	43,155	392,711
NN, Inc.(a)	4,300	109,736
Omega Flex, Inc.	488	18,378
PMFG, Inc.*	2,118	13,619
Proto Labs, Inc.(a)*	5,527	372,962
RBC Bearings, Inc.*	5,604	402,143
Rexnord Corp.*	26,695	638,277
Standex International Corp.	4,000	319,720
Sun Hydraulics Corp.	6,200	236,282
Supreme Industries, Inc., Class A	1,256	10,764
Tecumseh Products Co.*	2,346	5,795
Tennant Co.	4,939	322,714
Titan International, Inc.(a)	14,568	156,460
Toro Co. (The)	2,065	139,966
Trimas Corp.*	12,810	379,176
Twin Disc, Inc.(a)	2,200	41,008
Valmont Industries, Inc.(a)	1,007	119,702
Wabash National Corp.*	20,517	257,283
Watts Water Technologies, Inc., Class A	8,314	431,081
Woodward, Inc.	13,173	724,383
Xerium Technologies, Inc.*	813	14,797
		14,742,926
Marine — 0.1%
Baltic Trading Ltd.(a)	10,173	16,277
International Shipholding Corp.	710	4,530
Matson, Inc.	10,731	451,131
		471,938
Media — 1.8%
AH Belo Corp., Class A	3,878	21,717
AMC Entertainment Holdings, Inc., Class A	1,069	32,797
Ballantyne Strong, Inc.*	3,464	16,246
Beasley Broadcast Group, Inc., Class A	1,657	7,672
Carmike Cinemas, Inc.*	6,134	162,796
Cinedigm Corp.(a)*	3,387	2,388
Clear Channel Outdoor Holdings, Inc., Class A	3,398	34,422
Crown Media Holdings, Inc., Class A*	14,388	65,034
Cumulus Media, Inc., Class A(a)*	41,094	83,421
DreamWorks Animation SKG, Inc., Class A(a)*	17,125	451,757
Entercom Communications Corp., Class A*	2,374	27,111
Entravision Communications Corp., Class A	16,829	138,503
EW Scripps Co. (The), Class A	22,625	516,981
Gray Television, Inc.*	14,160	222,029
Harte-Hanks, Inc.	17,183	102,411

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Media (Continued)
Here Media, Inc.*	499	$—
Here Media, Inc., Special Shares*	499	—
John Wiley & Sons, Inc., Class A	4,947	268,968
Journal Media Group, Inc.	6,652	55,145
Live Nation Entertainment, Inc.*	18,908	519,781
Loral Space & Communications, Inc.*	2,443	154,202
Martha Stewart Living Omnimedia, Inc., Class A*	4,621	28,835
Media General, Inc.(a)*	3,295	54,433
Meredith Corp.(a)	8,903	464,291
Morningstar, Inc.	164	13,046
National CineMedia, Inc.	15,891	253,620
New York Times Co. (The), Class A(a)	38,149	520,734
Nexstar Broadcasting Group, Inc., Class A	9,744	545,664
Radio One, Inc.(a)*	6,700	21,239
Reading International, Inc., Class A*	1,854	25,678
Regal Entertainment Group, Class A(a)	27,205	568,857
Rentrak Corp.(a)*	1,593	111,191
Saga Communications, Inc., Class A	1,116	42,241
Salem Media Group, Inc., Class A	1,041	6,590
Scholastic Corp.(a)	7,171	316,456
Sinclair Broadcast Group, Inc., Class A(a)	17,343	484,043
Sizmek, Inc.*	4,823	34,243
Starz - Liberty Capital, Class A(a)*	16,422	734,392
Time, Inc.	7,707	177,338
		7,286,272
Metals & Mining — 1.2%
A.M. Castle & Co.*	2,487	15,345
AK Steel Holding Corp.(a)*	9,644	37,322
Ampco-Pittsburgh Corp.	2,200	33,264
Carpenter Technology Corp.(a)	6,889	266,466
Century Aluminum Co.(a)*	24,258	253,011
Coeur Mining, Inc.*	22,496	128,452
Commercial Metals Co.	31,042	499,155
Compass Minerals International, Inc.	7,742	635,928
Contango ORE, Inc.(a)*	350	1,487
Friedman Industries, Inc.	700	4,375
Globe Specialty Metals, Inc.	20,087	355,540
Haynes International, Inc.	2,200	108,504
Hecla Mining Co.(a)	44,739	117,664
Horsehead Holding Corp.(a)*	13,607	159,474
Kaiser Aluminum Corp.(a)	4,533	376,602
Materion Corp.	5,300	186,825
McEwen Mining, Inc.(a)*	21,736	20,843
Olympic Steel, Inc.(a)	1,900	33,136
RTI International Metals, Inc.*	7,613	239,962
Schnitzer Steel Industries, Inc., Class A	6,589	115,110
Stillwater Mining Co.(a)*	32,208	373,291
SunCoke Energy, Inc.	17,109	222,417
TimkenSteel Corp.	6,247	168,606
Universal Stainless & Alloy Products, Inc.*	1,400	27,510
Worthington Industries, Inc.	18,210	547,393
		4,927,682
Multi-Utilities — 0.4%
Avista Corp.	16,200	496,530
Black Hills Corp.	12,049	525,939
NorthWestern Corp.(a)	11,897	579,979
		1,602,448
Multiline Retail — 0.3%
Big Lots, Inc.(a)	15,232	685,288
Bon-Ton Stores, Inc. (The)(a)	2,700	12,474
Fred’s, Inc., Class A	9,237	178,182
Gordmans Stores, Inc.(a)*	2,170	13,302
J.C. Penney Co., Inc.(a)*	22,860	193,624
Tuesday Morning Corp.(a)*	9,803	110,431
		1,193,301
Oil, Gas & Consumable Fuels — 2.4%
Abraxas Petroleum Corp.*	14,400	42,480
Adams Resources & Energy, Inc.	900	40,140
Alon USA Energy, Inc.(a)	16,621	314,137
Approach Resources, Inc.(a)*	5,197	35,599
Barnwell Industries, Inc.*	2,159	5,117
Bill Barrett Corp.(a)*	11,138	95,675
Bonanza Creek Energy, Inc.(a)*	11,086	202,319
California Resources Corp.(a)	37,700	227,708
Callon Petroleum Co.(a)*	13,793	114,758
Carrizo Oil & Gas, Inc.(a)*	11,355	559,120
Clayton Williams Energy, Inc.(a)*	2,100	138,075
Clean Energy Fuels Corp.(a)*	13,545	76,123
Cloud Peak Energy, Inc.(a)*	14,607	68,069
Comstock Resources, Inc.(a)	11,580	38,561
Contango Oil & Gas Co.*	3,897	47,816
Delek US Holdings, Inc.	18,778	691,406
DHT Holdings, Inc.	9,444	73,380
Emerald Oil, Inc.*	608	2,584
Energy XXI Ltd.(a)	17,275	45,433
EnLink Midstream LLC	6,317	196,396
EP Energy Corp., Class A*	9,937	126,498
Evolution Petroleum Corp.	1,923	12,673
FieldPoint Petroleum Corp.*	1,200	1,356
GasLog Ltd.(a)	18,166	362,412
Gastar Exploration, Inc.(a)*	14,783	45,679
Green Plains, Inc.	9,194	253,295
Jones Energy, Inc., Class A*	1,074	9,720
Laredo Petroleum, Inc.(a)*	1,183	14,882
Matador Resources Co.(a)*	20,111	502,775
Northern Oil and Gas, Inc.(a)*	13,680	92,614
Overseas Shipholding Group, Inc. Class B*	2,209	7,732

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Panhandle Oil and Gas, Inc., Class A	3,073	$63,580
PBF Energy, Inc., Class A	20,151	572,691
PDC Energy, Inc.*	9,518	510,546
Penn Virginia Corp.(a)*	17,926	78,516
Petroquest Energy, Inc.*	14,106	27,930
Renewable Energy Group, Inc.*	8,738	101,011
Rex American Resources Corp.(a)*	1,575	100,233
Rex Energy Corp.(a)*	16,655	93,101
Rice Energy, Inc.(a)*	9,500	197,885
Ring Energy, Inc.(a)*	553	6,188
Rosetta Resources, Inc.*	7,078	163,785
RSP Permian, Inc.*	1,725	48,490
Scorpio Tankers, Inc.	45,324	457,319
SemGroup Corp., Class A	11,286	897,011
Ship Finance International Ltd.(a)	20,026	326,824
SM Energy Co.	9,500	438,140
Stone Energy Corp.*	12,863	161,945
Swift Energy Co.(a)*	3,200	6,496
Synergy Resources Corp.*	22,199	253,735
Teekay Corp.	3,847	164,729
Triangle Petroleum Corp.(a)*	21,302	106,936
Vaalco Energy, Inc.(a)*	14,113	30,202
W&T Offshore, Inc.(a)	16,273	89,176
WPX Energy, Inc.*	18,230	223,864
		9,564,865
Paper & Forest Products — 0.9%
Boise Cascade Co.*	9,706	356,016
Clearwater Paper Corp.*	6,154	352,624
Deltic Timber Corp.	2,800	189,392
Domtar Corp.	10,980	454,572
KapStone Paper and Packaging Corp.	26,886	621,604
Louisiana-Pacific Corp.(a)*	38,119	649,167
Mercer International, Inc.*	13,909	190,275
Neenah Paper, Inc.	3,300	194,568
P. H. Glatfelter Co.	12,047	264,914
Resolute Forest Products, Inc.*	8,572	96,435
Schweitzer-Mauduit International, Inc.	8,407	335,271
Wausau Paper Corp.	10,438	95,821
		3,800,659
Personal Products — 0.4%
CCA Industries, Inc.*	556	1,751
Inter Parfums, Inc.	10,446	354,433
Medifast, Inc.*	3,300	106,656
Natural Alternatives International, Inc.*	1,000	5,665
Natural Health Trends Corp.(a)	1,100	45,606
Natures Sunshine Products, Inc.	1,700	23,375
Nu Skin Enterprises, Inc., Class A(a)	5,773	272,081
Nutraceutical International Corp.*	2,300	56,902
Revlon, Inc., Class A*	11,781	432,481
United-Guardian, Inc.	600	11,460
USANA Health Sciences, Inc.*	3,400	464,644
		1,775,054
Pharmaceuticals — 1.1%
Akorn, Inc.(a)*	14,588	636,912
Cumberland Pharmaceuticals, Inc.(a)*	5,912	42,271
Depomed, Inc.(a)*	15,769	338,403
Impax Laboratories, Inc.*	18,471	848,188
Juniper Pharmaceuticals, Inc.*	1,500	13,725
Lannett Co., Inc.(a)*	9,754	579,778
Lipocine, Inc.(a)*	1,500	12,870
Medicines Co. (The)*	20,564	588,336
Pernix Therapeutics Holdings, Inc.(a)*	8,297	49,118
Phibro Animal Health Corp., Class A(a)	1,782	69,391
Pozen, Inc.(a)*	7,573	78,078
Prestige Brands Holdings, Inc.(a)*	15,321	708,443
Sagent Pharmaceuticals, Inc.*	7,745	188,281
Sciclone Pharmaceuticals, Inc.*	14,555	142,930
Sucampo Pharmaceuticals, Inc., Class A(a)*	8,902	146,260
Supernus Pharmaceuticals, Inc.(a)*	6,732	114,309
		4,557,293
Professional Services — 1.5%
Acacia Research Corp.(a)	7,978	69,967
Advisory Board Co. (The)*	8,054	440,312
Barrett Business Services, Inc.	1,609	58,439
CBIZ, Inc.(a)*	15,700	151,348
CDI Corp.	4,800	62,400
CEB, Inc.	9,267	806,785
CRA International, Inc.*	2,200	61,314
Exponent, Inc.	5,220	233,752
Franklin Covey Co.*	5,596	113,543
FTI Consulting, Inc.*	10,148	418,504
GP Strategies Corp.*	3,999	132,927
Heidrick & Struggles International, Inc.	3,700	96,496
Hill International, Inc.*	9,200	48,392
Hudson Global, Inc.*	2,471	5,659
Huron Consulting Group, Inc.*	5,494	385,074
ICF International, Inc.*	4,955	172,731
Insperity, Inc.	5,700	290,130
Kelly Services, Inc., Class A	7,420	113,897
Kforce, Inc.	10,079	230,507
Korn/Ferry International	13,550	471,133
Mastech Holdings, Inc.*	1,061	9,454
Mistras Group, Inc.*	6,408	121,624
Navigant Consulting, Inc.*	11,322	168,358
On Assignment, Inc.*	16,087	631,897
Pendrell Corp.*	22,664	31,050
RCM Technologies, Inc.	2,995	16,952
Resources Connection, Inc.	10,115	162,750

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
RPX Corp.*	13,370	$225,953
SmartPros Ltd.	1,000	1,850
TriNet Group, Inc.*	4,712	119,449
TrueBlue, Inc.*	10,021	299,628
Volt Information Sciences, Inc.*	2,024	19,653
VSE Corp.	850	45,483
Willdan Group, Inc.*	1,445	16,155
		6,233,566
Real Estate Investment Trusts (REITs) — 0.0%
CareTrust REIT, Inc.	6,813	86,321
Real Estate Management & Development — 0.5%
Alexander & Baldwin, Inc.	12,945	510,033
Altisource Asset Management Corp.*	596	85,997
Altisource Portfolio Solutions SA(a)*	6,567	202,198
AV Homes, Inc.*	2,349	33,755
Consolidated-Tomoka Land Co.(a)	995	57,352
Forestar Group, Inc.(a)*	9,636	126,810
Griffin Industrial Realty, Inc.(a)	420	13,457
Kennedy-Wilson Holdings, Inc.	22,178	545,357
Marcus & Millichap, Inc.*	1,422	65,611
St. Joe Co. (The)(a)*	2,522	39,166
Tejon Ranch Co.*	5,756	147,987
		1,827,723
Road & Rail — 1.4%
AMERCO	2,735	894,099
ArcBest Corp.	6,929	220,342
Celadon Group, Inc.	5,488	113,492
Con-way, Inc.(a)	14,454	554,600
Covenant Transportation Group, Inc., Class A*	3,731	93,499
Heartland Express, Inc.(a)	23,643	478,298
Knight Transportation, Inc.	21,744	581,435
Landstar System, Inc.	11,596	775,424
Marten Transport Ltd.	8,967	194,584
P.A.M. Transportation Services, Inc.(a)*	3,196	185,528
Quality Distribution, Inc.*	7,100	109,766
Roadrunner Transportation
Systems, Inc.*	8,254	212,953
Saia, Inc.*	8,300	326,107
Swift Transportation Co.*	255	5,781
Universal Truckload Services, Inc.	3,300	72,468
USA Truck, Inc.*	1,900	40,337
Werner Enterprises, Inc.(a)	23,649	620,786
YRC Worldwide, Inc.*	4,057	52,660
		5,532,159
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Energy Industries, Inc.*	9,980	274,350
Alpha & Omega Semiconductor Ltd.*	1,356	11,851
Amkor Technology, Inc.*	54,677	326,968
Amtech Systems, Inc.*	2,200	22,858
Atmel Corp.	8,527	84,034
Audience, Inc.(a)*	1,785	8,729
Axcelis Technologies, Inc.*	15,881	47,008
AXT, Inc.*	12,200	30,744
Brooks Automation, Inc.	16,972	194,329
Cabot Microelectronics Corp.*	5,995	282,424
Cascade Microtech, Inc.*	3,500	53,288
Ceva, Inc.*	4,958	96,334
Cirrus Logic, Inc.*	15,545	528,996
Cohu, Inc.	4,866	64,377
Cyberoptics Corp.*	1,700	17,187
Cypress Semiconductor Corp.*	39,727	467,190
Diodes, Inc.*	11,325	273,046
DSP Group, Inc.*	2,800	28,924
Entegris, Inc.*	35,823	521,941
Exar Corp.*	11,669	114,123
Fairchild Semiconductor International, Inc.*	30,782	534,991
FormFactor, Inc.*	14,521	133,593
GSI Technology, Inc.*	4,125	21,491
Inphi Corp.(a)*	3,832	87,600
Integrated Device Technology, Inc.*	38,007	824,752
Integrated Silicon Solution, Inc.	7,235	160,183
Intersil Corp., Class A	35,197	440,314
IXYS Corp.	7,000	107,100
Kopin Corp.(a)*	16,230	55,994
Kulicke & Soffa Industries, Inc.*	19,369	226,811
Lattice Semiconductor Corp.*	28,018	165,026
M/A-COM Technology Solutions Holdings, Inc.(a)*	9,612	367,659
Magnachip Semiconductor Corp.(a)*	6,765	52,226
Mattson Technology, Inc.*	13,411	44,927
MaxLinear, Inc., Class A(a)*	2,230	26,983
Micrel, Inc.	17,040	236,856
Microsemi Corp.*	26,722	933,934
MKS Instruments, Inc.	15,403	584,390
Monolithic Power Systems, Inc.	9,630	488,337
Nanometrics, Inc.*	5,436	87,628
NeoPhotonics Corp.*	1,555	14,197
Omnivision Technologies, Inc.*	12,916	338,335
PDF Solutions, Inc.*	8,956	143,296
Pericom Semiconductor Corp.	5,500	72,325
Photronics, Inc.*	15,217	144,714
PMC - Sierra, Inc.*	52,723	451,309
Power Integrations, Inc.	9,435	426,273
Qorvo, Inc.*	16,092	1,291,705
Rambus, Inc.*	28,336	410,589
Rubicon Technology, Inc.(a)*	1,600	3,888
Rudolph Technologies, Inc.*	8,906	106,961
Semtech Corp.*	18,554	368,297
Sigma Designs, Inc.*	8,372	99,878
Silicon Laboratories, Inc.(a)*	10,644	574,882
Synaptics, Inc.(a)*	12,601	1,092,948
Tessera Technologies, Inc.	14,056	533,847
Ultra Clean Holdings, Inc.*	5,728	35,685
Ultratech, Inc.*	6,800	126,208
Veeco Instruments, Inc.*	9,575	275,185
Xcerra Corp.*	12,391	93,800
		15,633,818

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software — 3.5%
ACI Worldwide, Inc.*	30,969	$760,908
Advent Software, Inc.	14,205	628,003
American Software, Inc., Class A	5,100	48,450
AVG Technologies NV*	12,954	352,478
Aware, Inc.	4,900	19,747
Barracuda Networks, Inc.*	7,232	286,532
Blackbaud, Inc.	12,444	708,686
Bottomline Technologies de, Inc.*	7,935	220,672
Bsquare Corp.*	2,300	15,594
Commvault Systems, Inc.*	10,798	457,943
Covisint Corp.*	7,419	24,260
Digimarc Corp.(a)*	1,256	56,696
Ebix, Inc.(a)	2,155	70,275
Ellie Mae, Inc.*	3,576	249,569
EnerNOC, Inc.(a)*	6,500	63,050
EPIQ Systems, Inc.	9,077	153,220
ePlus, Inc.*	1,200	91,980
Fair Isaac Corp.	11,323	1,027,902
Gerber Scientific(a)*	5,000	—
GSE Systems, Inc.(a)*	2,896	4,489
Manhattan Associates, Inc.*	24,248	1,446,393
Mentor Graphics Corp.	33,936	896,928
Monotype Imaging Holdings, Inc.	10,597	255,494
NetScout Systems, Inc.(a)*	10,385	380,818
Paycom Software, Inc.*	8,272	282,489
Pegasystems, Inc.	18,834	431,110
Progress Software Corp.*	14,587	401,142
QAD, Inc., Class A	4,909	129,745
QAD, Inc., Class B	1,219	26,294
Rosetta Stone, Inc.(a)*	772	6,161
Rovi Corp.(a)*	24,632	392,880
Seachange International, Inc.*	7,100	49,771
SolarWinds, Inc.*	4,583	211,414
Solera Holdings, Inc.	9,531	424,701
SS&C Technologies Holdings, Inc.	1,308	81,750
Synchronoss Technologies, Inc.(a)*	11,475	524,752
Take-Two Interactive Software, Inc.*	25,440	701,381
Tangoe, Inc.*	2,350	29,563
TeleCommunication Systems, Inc., Class A*	10,596	35,073
TeleNav, Inc.*	8,331	67,065
TiVo, Inc.*	26,597	269,694
Tyler Technologies, Inc.*	3,050	394,609
VASCO Data Security International, Inc.(a)*	7,796	235,361
Verint Systems, Inc.*	13,294	807,544
Zix Corp.*	13,353	69,035
Zynga, Inc., Class A(a)*	130,804	374,099
		14,165,720
Specialty Retail — 5.1%
Aaron’s, Inc.	18,376	665,395
Abercrombie & Fitch Co., Class A(a)	14,044	302,086
America’s Car-Mart, Inc.*	2,516	124,089
American Eagle Outfitters, Inc.(a)	53,241	916,810
Ann, Inc.*	12,900	622,941
Asbury Automotive Group, Inc.*	9,000	815,580
Ascena Retail Group, Inc.(a)*	11,039	183,855
Barnes & Noble, Inc.(a)*	15,776	409,545
Bebe Stores, Inc.(a)	19,210	38,420
Big 5 Sporting Goods Corp.	6,183	87,860
Books-A-Million, Inc.*	3,928	11,234
Buckle, Inc. (The)(a)	13,351	611,075
Build-A-Bear Workshop, Inc.*	3,739	59,787
Caleres, Inc.	12,112	384,919
Cato Corp. (The), Class A	7,100	275,196
Chico’s FAS, Inc.(a)	39,937	664,152
Children’s Place, Inc. (The)	4,800	313,968
Christopher & Banks Corp.*	7,704	30,893
Citi Trends, Inc.*	3,643	88,161
Conn’s, Inc.(a)*	8,299	329,470
CST Brands, Inc.	18,803	734,445
Destination Maternity Corp.	2,800	32,648
Destination XL Group, Inc.(a)*	7,225	36,197
DSW, Inc., Class A	19,115	637,867
Express, Inc.*	20,178	365,424
Finish Line Inc. (The), Class A	15,524	431,878
Five Below, Inc.(a)*	13,253	523,891
Francesca’s Holdings Corp.*	8,973	120,866
Genesco, Inc.*	7,330	484,000
Group 1 Automotive, Inc.	6,400	581,312
Guess?, Inc.(a)	18,486	354,377
Haverty Furniture Cos., Inc.	4,500	97,290
hhgregg, Inc.(a)*	7,855	26,236
Hibbett Sports, Inc.(a)*	7,148	332,954
Kirkland’s, Inc.	5,977	166,579
Lithia Motors, Inc., Class A	7,255	820,976
Lumber Liquidators Holdings, Inc.(a)*	6,687	138,488
MarineMax, Inc.*	5,699	133,983
Men’s Wearhouse, Inc. (The)	12,139	777,746
Monro Muffler Brake, Inc.(a)	9,850	612,276
Murphy USA, Inc.*	11,781	657,615
New York & Co., Inc.*	17,542	47,013
Office Depot, Inc.*	129,524	1,121,678
Outerwall, Inc.(a)	7,107	540,914
Penske Auto Group, Inc.	20,300	1,057,833
PEP Boys-Manny Moe & Jack (The)*	13,235	162,393
Perfumania Holdings, Inc.(a)*	1,156	6,566
Pier 1 Imports, Inc.(a)	25,113	317,177
Rent-A-Center, Inc.	14,262	404,328
Restoration Hardware Holdings, Inc.*	960	93,725
Select Comfort Corp.*	14,669	441,097
Shoe Carnival, Inc.	3,860	111,400
Sonic Automotive, Inc., Class A	10,445	248,904
Stage Stores, Inc.	8,747	153,335
Stein Mart, Inc.	11,157	116,814
Systemax, Inc.(a)*	7,400	63,936
Tandy Leather Factory, Inc.	3,611	31,055
Tile Shop Holdings, Inc.(a)*	4,471	63,443
Tilly’s, Inc., Class A*	1,093	10,569
Trans World Entertainment Corp.*	5,400	19,764
Vitamin Shoppe, Inc.*	7,763	289,327
See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
West Marine, Inc.*	4,005	$38,608
Winmark Corp.	1,162	114,457
Zumiez, Inc.(a)*	7,876	209,738
		20,666,558
Textiles, Apparel & Luxury Goods — 1.9%
Cherokee, Inc.	1,700	47,906
Columbia Sportswear Co.	16,600	1,003,636
Crocs, Inc.(a)*	21,200	311,852
Culp, Inc.	2,400	74,400
Deckers Outdoor Corp.(a)*	9,523	685,370
Delta Apparel, Inc.*	1,153	16,488
G-III Apparel Group Ltd.*	13,260	932,841
Iconix Brand Group, Inc.(a)*	15,698	391,979
Lakeland Industries, Inc.(a)*	440	5,034
Movado Group, Inc.	4,970	134,985
Oxford Industries, Inc.	4,980	435,501
Perry Ellis International, Inc.*	3,333	79,225
Rocky Brands, Inc.	1,000	18,700
Skechers U.S.A., Inc., Class A*	11,016	1,209,447
Steven Madden Ltd.*	20,920	894,958
Superior Uniform Group, Inc.	2,200	36,388
Tumi Holdings, Inc.(a)*	17,582	360,783
Unifi, Inc.*	4,533	151,855
Wolverine World Wide, Inc.(a)	26,959	767,792
		7,559,140
Thrifts & Mortgage Finance — 1.8%
Astoria Financial Corp.	26,701	368,207
Bank Mutual Corp.	8,663	66,445
BankFinancial Corp.	4,900	57,722
Bear State Financial, Inc.*	1,232	11,507
Beneficial Bancorp, Inc.*	19,038	237,785
BofI Holding, Inc.(a)*	4,691	495,886
Brookline Bancorp, Inc.	18,706	211,191
Cape Bancorp, Inc.	1,636	15,477
Capitol Federal Financial, Inc.	39,188	471,823
Citizens Community Bancorp, Inc.	400	3,664
Clifton Bancorp, Inc.(a)	4,918	68,803
Dime Community Bancshares, Inc.	9,230	156,356
ESSA Bancorp, Inc.	1,900	24,434
EverBank Financial Corp.	22,850	449,002
Federal Agricultural Mortgage Corp., Class C	1,400	40,684
First Defiance Financial Corp.	1,100	41,283
First Financial Northwest, Inc.	2,239	27,898
Flagstar Bancorp, Inc.*	13,420	248,002
Fox Chase Bancorp, Inc.	3,230	54,652
HF Financial Corp.	110	1,669
Hingham Institution for Savings	213	24,518
Home Bancorp, Inc.	994	25,089
HomeStreet, Inc.*	2,896	66,087
HopFed Bancorp, Inc.(a)	415	4,909
Kearny Financial Corp.*	23,771	265,284
Lake Sunapee Bank Group.	200	2,886
LendingTree, Inc.(a)*	900	70,749
Meridian Bancorp, Inc.*	7,859	105,389
Meta Financial Group, Inc.	256	10,987
MGIC Investment Corp.(a)*	40,575	461,743
Nationstar Mortgage Holdings, Inc.(a)*	4,024	67,603
Northeast Community Bancorp, Inc.	2,200	16,412
Northfield Bancorp, Inc.	14,040	211,302
Northwest Bancshares, Inc.	25,789	330,615
OceanFirst Financial Corp.	3,912	72,959
Oritani Financial Corp.	13,840	222,132
PennyMac Financial Services, Inc., Class A*	327	5,925
Provident Financial Holdings, Inc.	600	10,044
Provident Financial Services, Inc.	15,994	303,726
Pulaski Financial Corp.	2,040	26,357
Radian Group, Inc.(a)	22,936	430,279
SI Financial Group, Inc.	2,065	24,037
Territorial Bancorp, Inc.	2,302	55,846
Timberland Bancorp, Inc.	2,600	26,052
Trustco Bank Corp. NY(a)	23,424	164,671
United Community Financial Corp.	6,165	32,983
United Financial Bancorp, Inc.	13,701	184,278
Walker & Dunlop, Inc.*	6,623	177,099
Washington Federal, Inc.	26,976	629,890
Waterstone Financial, Inc.(a)	8,664	114,365
Westfield Financial, Inc.	5,000	36,550
WSFS Financial Corp.	3,006	82,214
		7,315,470
Tobacco — 0.2%
Alliance One International, Inc.*	1,792	42,852
Universal Corp.(a)	5,600	320,992
Vector Group Ltd.(a)	22,181	520,366
		884,210
Trading Companies & Distributors — 1.0%
Aircastle Ltd.	15,000	340,050
Applied Industrial Technologies, Inc.	11,188	443,604
Beacon Roofing Supply, Inc.*	13,609	452,091
CAI International, Inc.*	4,585	94,405
DXP Enterprises, Inc.*	2,600	120,900
GATX Corp.	13,489	716,940
H&E Equipment Services, Inc.	10,384	207,369
Houston Wire & Cable Co.	5,746	57,000
Kaman Corp., Class A(a)	7,224	302,975
Lawson Products, Inc.*	1,575	36,981
MRC Global, Inc.(a)*	7,875	121,590
Rush Enterprises, Inc., Class A*	8,947	234,501
Stock Building Supply Holdings, Inc.*	1,200	23,460
TAL International Group, Inc.*	9,264	292,743
Textainer Group Holdings Ltd.(a)	13,035	339,040
Titan Machinery, Inc.(a)*	3,710	54,648
WESCO International, Inc.*	801	54,981
Willis Lease Finance Corp.*	900	16,533
		3,909,811

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation Infrastructure — 0.1%
Wesco Aircraft Holdings, Inc.*	23,396	$354,449
Water Utilities — 0.2%
American States Water Co.	9,573	357,934
Artesian Resources Corp., Class A	1,300	27,417
California Water Service Group	11,688	267,071
Connecticut Water Service, Inc.	1,900	64,904
Consolidated Water Co., Ltd.	2,822	35,557
Middlesex Water Co.	2,337	52,723
SJW Corp.	4,400	135,036
York Water Co.(a)	1,271	26,513
		967,155
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(a)*	7,749	64,007
NTELOS Holdings Corp.(a)	3,570	16,493
Shenandoah Telecommunications Co.	9,912	339,288
Spok Holdings, Inc.	4,000	67,360
Telephone & Data Systems, Inc.	20,316	597,290
United States Cellular Corp.*	933	35,146
		1,119,584
TOTAL COMMON STOCKS
(Identified Cost $270,469,748)		402,750,374

RIGHTS & WARRANTS — 0.0%
Health Care Providers & Services — 0.0%
Bioscrip, Inc. expires 7/27/15*	52	—
Community Health Systems, Inc.,
expires 1/4/16*	50,175	702
		702
Pharmaceuticals — 0.0%
Contra Furiex Pharmaceuticals	1,484	14,499
FRD Acquisition Co.(b)*	656	—
Fresenius Kabi Pharmaceuticals
Holding, Inc., Contingent
Value(b),(c)*	13,728	—
		14,499
Wireless Telecommunication Services — 0.0%
Leap Wireless International, Inc.,
expires 3/31/17*	2,600	6,552
TOTAL RIGHTS & WARRANTS
(Identified Cost $22,580)		21,753

SHORT-TERM INVESTMENTS — 0.6%
Other — 0.6%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2,378,361	2,378,361
		2,378,362
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,378,362)		2,378,362

COLLATERAL FOR SECURITIES ON LOAN — 18.8%
State Street Navigator Securities Lending Prime Portfolio	76,103,905	76,103,905

TOTAL COLLATERAL FOR
SECURITIES ON LOAN (Identified
Cost $76,103,905)		76,103,905

Total Investments — 119.0%
(Identified Cost $348,974,595)#		481,254,394
Liabilities, Less Cash and
Other Assets — (19.0%)		(76,854,725)
Net Assets — 100.0%		$404,399,669

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $84,253,798.
(b)	Bankrupt security/delisted.
(c)	Contingent value rights based on future performance.
#	At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $349,104,913. Net unrealized appreciation aggregated $132,149,481 of which $152,592,503 related to appreciated investment securities and $20,443,022 related to depreciated investment securities.

Portfolio Sectors
(% of portfolio market value) (Unaudited)

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
COMMON STOCKS — 98.4%
Australia — 6.3%
Alumina Ltd.	331,073	$390,822
Asciano Ltd.	327,641	1,681,063
Aurizon Holdings Ltd.	24,555	97,190
Bank of Queensland Ltd.	31,753	312,853
Bendigo and Adelaide Bank Ltd.	52,516	496,760
BHP Billiton Ltd.	238,102	4,969,292
BHP Billiton Ltd., ADR(a)	69,465	2,827,920
BlueScope Steel Ltd.	66,691	154,366
Boral Ltd.	154,095	695,518
Echo Entertainment Group Ltd.	139,940	470,752
Fairfax Media Ltd.	229,556	144,348
Fortescue Metals Group Ltd.(a)	181,275	267,138
GrainCorp Ltd.	3,165	20,854
Harvey Norman Holdings Ltd.	61,690	214,662
Incitec Pivot Ltd.	170,218	505,627
Lend Lease Group	34,761	403,102
Macquarie Group Ltd.	75,922	4,768,219
Metcash Ltd.(a)	39,871	33,993
National Australia Bank Ltd.	154,179	3,962,452
New Hope Corp. Ltd.	3,441	5,018
Newcrest Mining Ltd.*	158,368	1,590,899
Oil Search Ltd.	8,529	46,919
Orica Ltd.(a)	36,371	597,161
Origin Energy Ltd.	176,193	1,627,223
Primary Health Care Ltd.(a)	68,012	264,472
Qantas Airways Ltd.*	206,963	504,596
QBE Insurance Group Ltd.	196,459	2,072,071
Rio Tinto Ltd.	74,556	3,091,899
Santos Ltd.	173,598	1,048,747
Seven Group Holdings Ltd.	5,495	27,727
Sims Metal Management Ltd.(a)	27,234	218,949
South32 Ltd.*	231,746	320,059
South32 Ltd., ADR(a)*	27,785	186,437
Suncorp Group Ltd.	111,763	1,158,079
TABCORP Holdings Ltd.	169,809	596,124
Tatts Group Ltd.	294,497	845,256
Treasury Wine Estates Ltd.	63,120	243,014
Wesfarmers Ltd.	135,993	4,095,239
Woodside Petroleum Ltd.	128,663	3,398,011
WorleyParsons Ltd.	7,306	58,681
		44,413,512
Austria — 0.0%
OMV AG	4,838	133,115
Raiffeisen Bank International AG	8,878	129,164
		262,279
Belgium — 1.5%
Ageas	30,178	1,162,566
Colruyt SA	6,544	293,027
Delhaize Group SA	27,093	2,236,954
KBC Groep NV	25,308	1,691,184
Proximus	2,012	71,038
Solvay SA	17,225	2,369,685
UCB SA	25,292	1,815,591
Umicore SA	20,552	974,464
		10,614,509
Canada — 7.6%
Agnico Eagle Mines Ltd.(a)	8,536	242,166
Agrium, Inc.(a)	27,322	2,894,766
Bank of Montreal(a)	79,764	4,728,410
Barrick Gold Corp.	249,132	2,655,747
Blackberry Ltd.(a)*	18,976	155,224
Blackberry Ltd.(a)*	29,515	241,272
Bonavista Energy Corp.(a)	1,300	7,067
Cameco Corp.(a)	36,048	515,755
Cameco Corp.(a)	20,557	293,554
Canadian Natural Resources Ltd.	121,797	3,305,779
Canadian Natural Resources Ltd.(a)	81,115	2,203,083
Canadian Oil Sands Ltd.	9,700	78,439
Canadian Tire Corp. Ltd., Class A	20,640	2,207,439
Catamaran Corp.(a)*	5,386	328,977
Cenovus Energy, Inc.	38,638	618,594
Crescent Point Energy Corp.(a)	46,022	944,391
Crescent Point Energy Corp.(a)	32,592	667,484
E-L Financial Corp. Ltd.	9	4,725
Eldorado Gold Corp.	49,079	203,187
Eldorado Gold Corp.	8,475	35,149
Empire Co., Ltd., Class A	9,320	656,429
Encana Corp.	215,663	2,376,606
Enerplus Corp.(a)	30,268	265,602
Enerplus Corp.(a)	1,276	11,216
Ensign Energy Services, Inc.	16,271	159,453
Fairfax Financial Holdings Ltd.	5,670	2,795,868
First Quantum Minerals Ltd.	116,246	1,519,854
Genworth MI Canada, Inc.(a)	7,768	203,996
George Weston Ltd.	6,033	473,897
Goldcorp, Inc.(a)	64,161	1,039,408
Goldcorp, Inc.(a)	8,798	142,783
Hudson’s Bay Co.	3,036	67,453
Husky Energy, Inc.(a)	65,750	1,257,620
Industrial Alliance Insurance &
Financial Services, Inc.(a)	20,367	685,042
Kinross Gold Corp.*	251,154	585,155
Lundin Mining Corp.*	47,675	195,815
Magna International, Inc.	9,740	546,657
Manulife Financial Corp.	243,493	4,524,798
Manulife Financial Corp.	10,781	200,419
Maple Leaf Foods, Inc.	6,218	117,938
MEG Energy Corp.*	18,574	303,370
New Gold, Inc.*	10,520	28,216
Pacific Rubiales Energy Corp.	60,633	228,648
Pan American Silver Corp.(a)	5,106	43,906
Pan American Silver Corp.	4,250	36,507
Pengrowth Energy Corp.(a)	59,462	148,536
Penn West Petroleum Ltd.(a)	73,651	126,781
Precision Drilling Corp.(a)	40,259	270,757
Precision Drilling Corp.	32,732	219,959
Sun Life Financial, Inc.	7,942	265,263
Sun Life Financial, Inc.	30,213	1,008,713
Suncor Energy, Inc.	259,369	7,143,550
Suncor Energy, Inc.	27,648	760,873
Teck Resources Ltd., Class B	75,600	749,342
Thomson Reuters Corp.	25,140	957,293

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Canada (Continued)
TMX Group Ltd.	1,166	$49,618
TransAlta Corp.(a)	32,569	252,416
TransAlta Corp.(a)	34,686	268,816
Turquoise Hill Resources Ltd.*	84,222	319,201
Whitecap Resources, Inc.(a)	39,218	413,846
WSP Global, Inc.(a)	4,982	156,799
Yamana Gold, Inc.	126,739	381,536
		54,291,163
Denmark — 1.5%
AP Moeller - Maersk A.S., Class A	508	891,974
AP Moeller - Maersk A.S., Class B	1,365	2,472,213
Carlsberg A/S, Class B	22,119	2,007,994
Danske Bank A/S	40,238	1,183,347
H Lundbeck A/S(a)*	6,315	121,734
Jyske Bank A/S*	5,904	296,616
Rockwool International A/S,
B Shares(a)	570	85,518
TDC A/S	215,022	1,576,702
Vestas Wind Systems A/S(a)	35,470	1,770,346
		10,406,444
Finland — 0.8%
Fortum Oyj	134,262	2,385,930
Kesko Oyj, B Shares	6,878	239,316
Neste Oil Oyj(a)	22,695	578,393
Stora Enso Oyj, R Shares	140,861	1,451,824
UPM-Kymmene Oyj	63,634	1,125,855
		5,781,318
France — 9.6%
AXA SA	318,289	8,030,128
BNP Paribas SA	115,913	6,997,564
Bollore SA	103,490	550,919
Bouygues SA	54,784	2,048,181
Casino Guichard Perrachon SA	14,968	1,133,886
CGG, ADR(a)*	8,801	50,606
Cie de Saint-Gobain	117,430	5,272,019
Cie Generale des
Etablissements Michelin	23,216	2,432,682
CNP Assurances	38,017	634,901
Credit Agricole SA	70,485	1,048,260
Eiffage SA	1,943	108,091
Electricite de France SA	35,074	782,045
GDF Suez	296,273	5,496,189
Lafarge SA	39,157	2,586,073
Lagardere SCA	17,497	510,291
Natixis SA	175,915	1,265,947
Orange SA	358,763	5,523,541
Peugeot SA*	99,606	2,048,238
Renault SA	59,687	6,216,356
Rexel SA	36,042	581,023
SCOR SE	20,302	716,243
Societe Generale SA	134,518	6,279,132
STMicroelectronics NV	153,924	1,262,133
Total SA	116,015	5,635,312
Vallourec SA	20,557	419,857
Vivendi SA	32,466	818,905
		68,448,522
Germany — 7.6%
Allianz SE	75,950	11,828,794
Bayerische Motoren Werke AG	59,339	6,495,005
Commerzbank AG*	126,955	1,622,707
Daimler AG	169,178	15,397,959
Deutsche Bank AG	7,197	216,235
Deutsche Bank AG(a)	133,332	4,021,293
Deutsche Lufthansa AG*	54,903	707,877
E.On AG	182,553	2,432,054
Fraport AG Frankfurt Airport
Services Worldwide	5,611	352,430
Hannover Rueck SE	5,624	544,166
HeidelbergCement AG	28,923	2,293,572
K+S AG(a)	38,493	1,621,502
Metro AG	26,466	834,419
Muenchener Rueckversicherungs AG	17,839	3,162,160
OSRAM Licht AG	6,193	296,573
RWE AG(a)	2,033	43,709
Talanx AG*	13,218	405,832
Telefonica Deutschland Holding AG	72,027	415,147
Volkswagen AG	5,200	1,203,213
		53,894,647
Hong Kong — 2.9%
Cathay Pacific Airways Ltd.	343,000	843,390
Cheung Kong Property Holdings Ltd.*	195,624	1,617,676
CK Hutchison Holdings Ltd.	195,624	2,887,085
FIH Mobile Ltd.	240,000	145,519
Guoco Group Ltd.	5,000	60,052
Hang Lung Group Ltd.	83,000	365,127
Hang Lung Properties Ltd.	391,000	1,165,199
Henderson Land Development
Co., Ltd.	75,859	521,121
Hongkong & Shanghai
Hotels Ltd. (The)	68,495	95,079
Hopewell Holdings Ltd.	70,000	256,465
Kerry Logistics Network Ltd.(a)	30,250	47,844
Kerry Properties Ltd.	135,000	529,442
MTR Corp. Ltd.	118,500	551,106
New World Development Co., Ltd.	1,656,168	2,175,022
NWS Holdings Ltd.	43,000	62,462
Orient Overseas International Ltd.	45,000	231,051
Shangri-La Asia Ltd.	307,143	427,933
Sino Land Co., Ltd.	566,904	949,283
Sun Hung Kai Properties Ltd.	230,677	3,746,636
Swire Pacific Ltd., Series A	93,500	1,176,658
Swire Pacific Ltd., Series B	90,000	211,313
Tsim Sha Tsui Properties	60,907	165,791
Wharf Holdings Ltd. (The)	120,000	798,808
Wheelock & Co., Ltd.	251,000	1,287,130
Yue Yuen Industrial Holdings Ltd.	11,000	36,683
		20,353,875

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Ireland — 0.2%
Bank of Ireland*	2,785,283	$1,124,072
Bank of Ireland*	8,152	131,084
CRH PLC, ADR	12,757	358,599
		1,613,755
Israel — 0.5%
Azrieli Group	1,926	76,908
Bank Hapoalim B.M.	243,823	1,313,457
Bank Leumi Le-Israel*	255,210	1,079,281
Israel Discount Bank Ltd., Series A*	99,938	191,854
Migdal Insurance & Financial Holding Ltd.	8,487	9,834
Mizrahi Tefahot Bank Ltd.	14,135	175,323
Teva Pharmaceutical Industries Ltd., ADR	15,615	922,847
		3,769,504
Italy — 1.4%
Banca Monte dei Paschi di Siena SpA(a)*	67,067	130,548
Banco Popolare SC(a)*	38,974	641,324
Finmeccanica SpA*	25,420	319,669
Mediobanca SpA	177,243	1,737,886
Telecom Italia SpA*	1,126,387	1,429,046
UniCredit SpA	537,500	3,610,370
Unione di Banche Italiane SCPA	266,024	2,133,870
		10,002,713
Japan — 23.1%
77 Bank Ltd. (The)	41,000	250,251
Aeon Co., Ltd.(a)	200,400	2,845,079
Aisin Seiki Co., Ltd.	36,200	1,541,055
Alfresa Holdings Corp.	23,400	364,427
Amada Holdings Co., Ltd.	51,000	539,233
Aoyama Trading Co., Ltd.	4,500	182,008
Asahi Glass Co., Ltd.(a)	116,000	696,654
Asahi Kasei Corp.	244,000	2,004,674
Bank of Kyoto Ltd. (The)	45,000	518,446
Bank of Yokohama Ltd. (The)	204,000	1,251,153
Canon Marketing Japan, Inc.	8,000	136,161
Chiba Bank Ltd. (The)	79,000	602,255
Chugoku Bank Ltd. (The)	19,700	310,828
Citizen Holdings Co., Ltd.(a)	64,400	449,382
Coca-Cola East Japan Co., Ltd.(a)	4,500	83,282
Coca-Cola West Co., Ltd.	15,200	274,478
COMSYS Holdings Corp.	2,500	37,219
Cosmo Oil Co., Ltd.*	59,000	95,935
Dai Nippon Printing Co., Ltd.	108,000	1,115,872
Dai-ichi Life Insurance Co., Ltd. (The)	78,700	1,547,506
Daicel Corp.	8,000	102,758
Daido Steel Co., Ltd.(a)	66,000	275,034
Daihatsu Motor Co., Ltd.(a)	20,700	294,808
Daiichi Sankyo Co., Ltd.	27,100	501,323
Daishi Bank Ltd. (The)	26,000	109,834
Denki Kagaku Kogyo KK	67,000	297,814
DIC Corp.	133,000	332,541
Ebara Corp.	34,000	164,742
Fuji Media Holdings, Inc.	8,400	111,533
FUJIFILM Holdings Corp.	66,500	2,376,417
Fujikura Ltd.	65,000	363,811
Fukuoka Financial Group, Inc.	100,000	518,854
Fukuyama Transporting Co., Ltd.(a)	10,000	55,481
Furukawa Electric Co., Ltd.	52,000	92,626
Glory Ltd.	11,200	331,740
Gunma Bank Ltd. (The)	55,000	406,259
H2O Retailing Corp.(a)	14,000	291,702
Hachijuni Bank Ltd. (The)	48,000	362,397
Hankyu Hanshin Holdings, Inc.	168,000	992,475
Higo Bank Ltd. (The)	26,000	169,318
Hiroshima Bank Ltd. (The)	78,000	466,528
Hitachi Capital Corp.	7,000	185,317
Hitachi Chemical Co., Ltd.	24,000	432,994
Hitachi Construction Machinery Co., Ltd.(a)	29,600	518,547
Hitachi High-Technologies Corp.	2,400	67,557
Hitachi Transport System Ltd.	7,700	127,909
Hokuhoku Financial Group, Inc.	200,000	472,280
Honda Motor Co., Ltd.	203,000	6,570,940
House Foods Group, Inc.(a)	6,100	116,034
Ibiden Co., Ltd.	32,600	551,391
Idemitsu Kosan Co., Ltd.(a)	29,200	573,335
Iida Group Holdings Co., Ltd.	7,800	124,280
ITOCHU Corp.	281,200	3,715,328
Iyo Bank Ltd. (The)	38,700	475,588
J Front Retailing Co., Ltd.(a)	69,600	1,310,278
JFE Holdings, Inc.(a)	92,200	2,046,503
Joyo Bank Ltd. (The)	91,000	510,079
Juroku Bank Ltd. (The)	33,000	135,090
JX Holdings, Inc.	403,900	1,743,187
K’s Holdings Corp.	3,900	140,532
Kagoshima Bank Ltd. (The)	17,000	122,932
Kamigumi Co., Ltd.	32,000	300,690
Kaneka Corp.	80,000	585,039
Kawasaki Kisen Kaisha Ltd.(a)	266,000	628,133
Keiyo Bank (The)	24,000	126,290
Kinden Corp.	3,000	39,686
Kirin Holdings Co., Ltd.	6,800	93,678
Kobe Steel Ltd.	914,000	1,538,457
Konica Minolta, Inc.	142,000	1,658,030
Kuraray Co., Ltd.	76,400	934,517
Kurita Water Industries Ltd.	3,100	72,292
Kyocera Corp.	22,400	1,164,613
Lintec Corp.	2,100	47,994
LIXIL Group Corp.(a)	32,900	653,242
Marubeni Corp.	292,800	1,680,218
Marui Group Co., Ltd.(a)	14,800	200,018
Medipal Holdings Corp.	23,500	383,458
Mitsubishi Chemical Holdings Corp.	429,900	2,706,524
Mitsubishi Corp.	89,900	1,977,455
Mitsubishi Gas Chemical Co., Inc.	45,000	252,237

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Mitsubishi Heavy Industries Ltd.	190,000	$1,156,130
Mitsubishi Materials Corp.(a)	355,000	1,363,321
Mitsubishi UFJ Financial Group, Inc.	955,000	6,865,294
Mitsubishi UFJ Financial Group, Inc.,
ADR(a)	1,031,340	7,446,275
Mitsui & Co., Ltd.	62,800	853,087
Mitsui & Co., Ltd., ADR	2,885	783,999
Mitsui Chemicals, Inc.(a)	236,000	877,395
Mitsui Engineering & Shipbuilding
Co., Ltd.	81,000	140,311
Mitsui Mining & Smelting Co., Ltd.	39,000	105,479
Mitsui OSK Lines Ltd.(a)	266,000	852,000
Mizuho Financial Group, Inc.	4,432,400	9,597,467
MS&AD Insurance Group
Holdings, Inc.	35,000	1,090,452
Nagase & Co., Ltd.	13,100	180,896
NEC Corp.	734,000	2,225,060
NH Foods Ltd.	16,067	366,803
NHK Spring Co., Ltd.	30,800	339,496
Nikon Corp.(a)	53,700	621,311
Nippo Corp.	11,000	188,569
Nippon Electric Glass Co., Ltd.(a)	54,000	273,563
Nippon Express Co., Ltd.	246,000	1,210,050
Nippon Paper Industries Co., Ltd.(a)	30,700	538,319
Nippon Shokubai Co., Ltd.	18,000	246,501
Nippon Steel Sumitomo Metal Corp.	1,348,275	3,496,691
Nippon Yusen KK	501,000	1,395,931
Nishi-Nippon City Bank Ltd. (The)	89,000	256,706
Nissan Motor Co., Ltd.	426,800	4,446,378
Nisshin Seifun Group, Inc.	17,299	230,116
Nisshinbo Holdings, Inc.	23,000	257,278
NOK Corp.	7,100	220,452
Nomura Holdings, Inc.	174,700	1,185,650
Nomura Real Estate Holdings, Inc.	16,600	348,589
North Pacific Bank Ltd.	32,000	143,024
NTN Corp.	145,000	912,285
NTT DOCOMO, Inc.	200,400	3,838,196
Obayashi Corp.	33,000	240,789
Oji Holdings Corp.	226,000	982,408
Otsuka Holdings Co., Ltd.	32,100	1,023,838
Rengo Co., Ltd.(a)	5,000	20,713
Resona Holdings, Inc.	265,700	1,451,325
Ricoh Co., Ltd.(a)	230,800	2,395,032
San-In Godo Bank Ltd. (The)	14,000	135,098
Sankyo Co., Ltd.(a)	6,900	244,405
SBI Holdings, Inc.(a)	25,400	349,915
Seino Holdings Co., Ltd.	23,000	257,842
Sekisui Chemical Co., Ltd.	40,000	491,237
Sekisui House Ltd.	141,500	2,247,628
Shiga Bank Ltd. (The)	27,000	145,606
Shinsei Bank Ltd.(a)	185,000	373,371
Shizuoka Bank Ltd. (The)	72,000	752,445
Showa Denko KK(a)	459,000	607,574
Showa Shell Sekiyu KK(a)	25,400	222,070
SKY Perfect JSAT Holdings, Inc.	36,000	193,259
Sojitz Corp.	145,400	352,852
Sompo Japan Nipponkoa
Holdings, Inc.	24,700	906,484
Sony Corp., ADR*	39,068	1,109,141
Sumitomo Chemical Co., Ltd.(a)	491,000	2,952,780
Sumitomo Corp.	66,200	770,264
Sumitomo Dainippon Pharma Co.,
Ltd.(a)	10,300	113,533
Sumitomo Electric Industries Ltd.	166,400	2,579,244
Sumitomo Forestry Co., Ltd.	38,000	468,848
Sumitomo Heavy Industries Ltd.	111,000	647,579
Sumitomo Metal Mining Co., Ltd.	62,000	944,045
Sumitomo Mitsui Financial
Group, Inc.	225,900	10,076,301
Sumitomo Mitsui Trust Holdings,
Inc.(a)	316,000	1,447,478
Sumitomo Rubber Industries Ltd.(a)	42,800	663,411
Suzuken Co., Ltd.	9,240	295,958
Suzuki Motor Corp.	39,900	1,348,094
T&D Holdings, Inc.	165,100	2,461,964
Takashimaya Co., Ltd.	47,000	426,278
Takata Corp.(a)*	1,800	19,605
TDK Corp.	26,700	2,044,197
Teijin Ltd.	266,000	1,032,398
TOKAI RIKA Co., Ltd.	11,500	287,535
Tokio Marine Holdings, Inc.	10,900	453,688
Toppan Printing Co., Ltd.	80,000	669,363
Toshiba Corp.	339,000	1,166,148
Toshiba TEC Corp.	12,000	65,008
Tosoh Corp.	128,000	795,915
Toyo Seikan Group Holdings Ltd.(a)	24,300	389,562
Toyobo Co., Ltd.	39,000	62,140
Toyoda Gosei Co., Ltd.	14,500	349,867
Toyota Boshoku Corp.(a)	13,800	232,734
Toyota Tsusho Corp.	65,600	1,760,804
Ube Industries Ltd.	247,000	466,209
UNY Group Holdings Co., Ltd.	39,000	249,516
Ushio, Inc.	8,800	114,615
Wacoal Holdings Corp.	14,000	163,697
Yamada Denki Co., Ltd.(a)	99,500	398,374
Yamaguchi Financial Group, Inc.(a)	28,000	348,899
Yamaha Corp.	10,400	209,895
Yamato Kogyo Co., Ltd.	3,600	84,099
Yamazaki Baking Co., Ltd.	6,000	99,963
Yokohama Rubber Co., Ltd. (The)(a)	24,000	482,020
		164,144,699
Netherlands — 2.9%
Aegon NV	249,660	1,834,773
Akzo Nobel NV	2,461	179,078
ArcelorMittal(a)	179,320	1,745,856
ArcelorMittal-NY Registered	140,956	1,370,092
Boskalis Westminster NV	14,308	700,261
Fugro NV(a)*	2,937	64,373
ING Groep NV	513,355	8,475,965
Koninklijke DSM NV	50,692	2,938,726

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Netherlands (Continued)
Koninklijke KPN NV(a)	84,575	$323,409
Koninklijke Philips NV	80,676	2,052,468
Koninklijke Philips NV	30,103	766,422
TNT Express NV	2,208	18,730
		20,470,153
New Zealand — 0.1%
Auckland International Airport Ltd.	53,757	179,774
Contact Energy Ltd.	103,139	350,160
Fletcher Building Ltd.	37,020	203,703
		733,637
Norway — 0.5%
Seadrill Ltd.(a)	107,479	1,111,333
SpareBank 1 SR-Bank ASA	20,527	136,795
Statoil ASA	87,775	1,568,440
Storebrand ASA*	79,418	327,580
Subsea 7 SA(a)*	42,571	416,727
Yara International ASA	4,249	221,326
		3,782,201
Portugal — 0.0%
Banco Comercial Portugues SA(a)*	140,026	12,176
Banco Espirito Santo SA*	414,564	—
EDP Renovaveis SA(a)	24,994	176,940
		189,116
Singapore — 0.9%
CapitaLand Ltd.	234,000	608,085
City Developments Ltd.	74,000	537,343
DBS Group Holdings Ltd.	43,796	672,784
Frasers Centrepoint Ltd.	31,500	41,514
Golden Agri-Resources Ltd.(a)	876,000	266,667
Hutchison Port Holdings Trust	954,900	601,587
Neptune Orient Lines Ltd.(a)*	150,749	91,780
Noble Group Ltd.(a)	1,239,000	699,142
Olam International Ltd.(a)	105,000	146,564
OUE Ltd.(a)	33,400	49,349
Oversea-Chinese Banking Corp. Ltd.	28,900	218,437
Sembcorp Industries Ltd.	5,400	15,596
Singapore Airlines Ltd.	168,340	1,341,121
United Industrial Corp. Ltd.	106,943	269,174
UOL Group Ltd.	36,418	187,113
Venture Corp. Ltd.	42,000	240,739
Wilmar International Ltd.	255,800	622,953
		6,609,948
Spain — 2.5%
Acciona SA(a)*	5,102	385,246
Banco Bilbao Vizcaya Argentaria SA,
ADR(a)	37,392	369,059
Banco de Sabadell SA	1,206,695	2,912,538
Banco de Sabadell SA*	20,365	49,154
Banco Popular Espanol SA(a)	275,127	1,333,028
Banco Santander SA	372,610	2,602,091
CaixaBank SA	148,837	689,609
Iberdrola SA	1,020,501	6,874,014
Mapfre SA(a)	110,695	380,961
Repsol SA	123,466	2,167,925
		17,763,625
Sweden — 3.2%
Boliden AB	77,171	1,406,604
Holmen AB, B Shares	8,725	254,598
Meda AB, A Shares	20,148	280,473
Nordea Bank AB	278,490	3,473,629
SSAB AB, A Shares(a)*	27,382	143,056
SSAB AB, B Shares	283,451	3,624,409
SSAB AB, Series B(a)*	17,977	80,237
Svenska Cellulosa AB, Series A	3,447	87,944
Svenska Cellulosa AB, Series B	158,011	4,018,012
Svenska Handelsbanken AB,
A Shares	131,619	1,921,132
Swedbank AB, A Shares	49,945	1,164,601
Tele2 AB, B Shares(a)	57,402	667,510
Telefonaktiebolaget LM Ericsson	392,300	4,065,040
Telefonaktiebolaget LM Ericsson,
A Shares	698	6,820
TeliaSonera AB	232,857	1,371,044
		22,565,109
Switzerland — 8.0%
ABB Ltd.(a)*	225,349	4,719,326
Adecco SA*	46,946	3,811,114
Aryzta AG*	22,771	1,122,780
Baloise Holding AG	10,052	1,225,657
Cie Financiere Richemont SA	51,346	4,176,548
Clariant AG(a)*	72,927	1,494,498
Credit Suisse Group AG(a)*	102,672	2,822,258
Dufry AG(a)*	680	94,696
Givaudan SA*	22	38,073
Holcim Ltd.*	63,904	4,716,162
Julius Baer Group Ltd.*	33,590	1,884,374
Lonza Group AG*	12,152	1,623,386
Novartis AG	45,034	4,438,615
OC Oerlikon Corp. AG*	10,340	126,630
Sulzer AG	3,546	364,670
Swatch Group AG (The)	1,314	98,661
Swatch Group AG (The)(a)	3,272	1,274,223
Swiss Life Holding AG*	3,536	809,731
Swiss Re AG	72,191	6,389,438
Syngenta AG	7,447	3,026,750
UBS Group AG	207,000	4,390,406
Zurich Insurance Group AG*	25,793	7,851,423
		56,499,419
United Kingdom — 17.3%
Anglo American PLC	288,316	4,160,956
Aviva PLC	149,652	1,158,068
Barclays PLC	659,908	2,701,073
Barclays PLC, ADR(a)	434,966	7,150,841
Barratt Developments PLC	61,728	596,004
BP PLC, ADR(a)	609,585	24,359,017

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Carnival PLC(a)	22,441	$1,150,774
Carnival PLC, ADR	7,555	385,682
Glencore PLC*	724,967	2,908,133
HSBC Holdings PLC	189,682	1,699,114
HSBC Holdings PLC, ADR	305,900	13,707,379
Investec PLC	63,086	566,989
J Sainsbury PLC(a)	319,527	1,331,957
Kingfisher PLC	591,908	3,230,013
Lloyds Banking Group PLC	4,046,152	5,419,147
Lloyds Banking Group PLC, ADR	215,790	1,171,740
Lonmin PLC*	7,823	13,755
Old Mutual PLC	674,385	2,135,149
Pearson PLC, ADR	27,747	526,083
Royal Bank of Scotland Group PLC*	53,725	296,720
Royal Bank of Scotland Group PLC,
ADR(a)*	64,693	716,151
Royal Dutch Shell PLC, A Shares	4,933	138,471
Royal Dutch Shell PLC, ADR	116,399	6,635,907
Royal Dutch Shell PLC, ADR(a)	227,594	13,052,516
RSA Insurance Group PLC	11,163	69,668
Standard Chartered PLC	401,613	6,430,240
Vedanta Resources PLC(a)	2,183	17,836
Vodafone Group PLC	5,255,574	18,980,600
WM Morrison Supermarkets PLC(a)	678,082	1,926,309
		122,636,292

TOTAL COMMON STOCKS
(Identified Cost $653,252,750)		699,246,440

PREFERRED STOCKS — 1.1%
Germany — 1.1%
Bayerische Motoren Werke AG	2,384	201,807
Porsche Automobil Holding SE	8,032	676,689
Volkswagen AG	29,220	6,775,788
		7,654,284

TOTAL PREFERRED STOCKS
(Identified Cost $8,161,385)		7,654,284

RIGHTS & WARRANTS — 0.0%
Spain — 0.0%
Repsol SA, expires 7/03/15(a)*	123,466	64,005

TOTAL RIGHTS & WARRANTS
(Identified Cost $67,768)		64,005

SHORT-TERM INVESTMENTS — 0.1%
United States — 0.1%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	1,003,000	1,003,000
		1,003,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,003,001)		1,003,001

COLLATERAL FOR SECURITIES ON LOAN — 12.4%
Short-Term — 12.4%
State Street Navigator Securities
Lending Prime Portfolio	87,815,050	87,815,050

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $87,815,050)		87,815,050

Total Investments — 112.0%
(Identified Cost $750,299,954)#		795,782,780
Liabilities, Less Cash and
Other Assets — (12.0%)		(85,073,203)
Net Assets — 100.0%		$710,709,577

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $84,839,213.
#	At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $750,865,946. Net unrealized appreciation aggregated $44,916,834 of which $110,006,769 related to appreciated investment securities and $65,089,935 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

Ten Largest Industry Holdings as of June 30, 2015
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	21.6%
Oil, Gas & Consumable Fuels	11.9%
Insurance	9.6%
Automobiles	7.3%
Metals & Mining	6.2%
Chemicals	4.4%
Wireless Telecommunication Services	3.3%
Capital Markets	3.1%
Real Estate Management & Development	2.4%
Food & Staples Retailing	2.3%

Country Weightings
(% of portfolio market value) (Unaudited)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
DFA International Small
Company Portfolio(a)	18,278,065	$337,778,640

TOTAL MUTUAL FUNDS
(Identified Cost $226,439,957)		337,778,640

Total Investments — 100.0%
(Identified Cost $226,439,957)#		337,778,640
Liabilities, Less Cash and
Other Assets — 0.0%		(119,324)
Net Assets — 100.0%		$337,659,316

†	See Note 1.
(a)	Please refer to the Portfolio of Investments of the DFA Investment Dimensions Group, Inc., International Small Company Portfolio included elsewhere in this report.
#

At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $252,894,552. Net unrealized appreciation aggregated $84,884,088, which related solely to appreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
COMMON STOCKS — 95.9%
Brazil — 5.7%
Aliansce Shopping Centers SA	13,559	$63,236
Banco do Brasil SA	110,081	859,659
BM&FBOVESPA SA	248,131	935,350
Cosan SA Industria e Comercio	15,000	121,337
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes	35,900	114,313
Duratex SA	25,081	58,566
Embraer SA, ADR	19,177	580,871
Ez Tec Empreendimentos e
Participacoes SA	8,242	38,385
Fibria Celulose SA	11,200	152,811
Fibria Celulose SA, ADR(a)	42,916	584,087
Fleury SA	5,300	31,213
Gerdau SA	17,300	34,109
Gerdau SA, ADR(a)	143,910	346,823
Guararapes Confeccoes SA	1,200	24,316
Hypermarcas SA*	50,700	369,027
JBS SA	162,712	856,186
Klabin SA	31,300	192,183
Kroton Educacional SA	91,381	349,465
Magnesita Refratarios SA*	7,500	6,754
Mahle-Metal Leve SA	3,100	21,337
Marfrig Global Foods SA*	38,390	70,258
MRV Engenharia e
Participacoes SA	35,121	88,223
PDG Realty SA Empreendimentos e
Participacoes*	3,755	435
Petroleo Brasileiro SA*	103,631	467,641
Petroleo Brasileiro SA, ADR(a)*	154,811	1,401,040
Porto Seguro SA	8,300	110,521
Rumo Logistica Operadora Multimodal
SA*	98,760	40,341
Sao Martinho SA	5,100	61,513
Sul America SA	23,000	112,222
Usinas Siderurgicas de Minas
Gerais SA	8,500	36,252
Vale SA	235,900	1,387,736
Vale SA, ADR(a)	9,400	55,366
		9,571,576
Chile — 1.7%
CAP SA	6,379	21,853
Cencosud SA	88,034	212,761
Cencosud SA, ADR(a)	28,050	202,240
Empresas CMPC SA	156,000	423,874
Empresas COPEC SA	43,181	459,312
Enersis SA, ADR	53,457	846,224
ENTEL Chile SA	16,548	183,011
Gasco SA	200	1,564
Grupo Security SA	133,299	40,661
Inversiones Aguas
Metropolitanas SA	36,299	55,135
Latam Airlines Group SA,
ADR(a)*	49,283	346,952
Ripley Corp. SA	107,262	44,464
Sigdo Koppers SA	10,144	14,995
Sociedad Matriz SAAM SA	240,287	19,177
		2,872,223
China — 15.1%
Agile Property Holdings Ltd.(a)	227,091	152,926
Agricultural Bank of China Ltd.,
H Shares	2,439,000	1,318,370
Air China Ltd., H Shares	50,000	56,975
Angang Steel Co., Ltd., H Shares(a)	116,000	80,061
Bank of China Ltd., H Shares	5,581,902	3,636,512
Bank of Communications Co., Ltd.,
H Shares	662,400	690,467
BYD Electronic International
Co., Ltd.*	47,500	64,342
Chaoda Modern Agriculture Holdings
Ltd.(a)*	62,354	4,263
China Agri-Industries Holdings
Ltd.(a)*	167,700	95,408
China BlueChemical Ltd., H Shares	192,000	70,345
China Citic Bank Corp. Ltd., H Shares*	528,000	420,953
China Coal Energy Co., Ltd.,
H Shares(a)	323,000	192,928
China Communication Services Corp.
Ltd., H Shares	353,600	177,449
China Communications Construction
Co., Ltd., H Shares	166,000	247,558
China Construction Bank Corp.,
H Shares	4,901,810	4,483,469
China Everbright Bank Co. Ltd.,
H Shares	74,000	44,200
China Everbright Ltd.	42,000	145,210
China High Speed Transmission
Equipment Group Co., Ltd.*	79,000	68,181
China Hongqiao Group Ltd.(a)	162,500	153,034
China Lumena New Materials
Corp.(a)(b)*	224,000	6,774
China Merchants Bank Co., Ltd.,
H Shares	214,500	628,152
China Merchants Holdings International
Co., Ltd.	38,353	164,761
China Minsheng Banking Corp. Ltd.,
H Shares	232,400	304,608
China National Building Material Co.,
Ltd., H Shares	394,000	372,065
China National Materials Co., Ltd.,
H Shares	121,000	39,337
China Overseas Grand Oceans Group
Ltd.(a)	77,000	38,939
China Petroleum & Chemical Corp.,
ADR	11,017	944,267
China Petroleum & Chemical Corp.,
H Shares	372,400	320,921
China Railway Construction Corp. Ltd.,
H Shares	49,000	75,350
China Railway Group Ltd., H Shares	21,000	22,784
China Resources Enterprise Ltd.	86,000	277,919

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Shanshui Cement Group
Ltd.(a)*	125,000	$101,270
China Shenhua Energy Co., Ltd.	30,500	69,565
China Shipping Container Lines Co.,
Ltd., H Shares(a)*	70,200	27,440
China Southern Airlines Co., Ltd.,
H Shares	98,000	115,806
China Travel International Investment
Hong Kong Ltd.	208,000	91,502
China Unicom Hong Kong Ltd.	54,000	84,850
China Unicom Hong Kong Ltd., ADR	55,304	868,273
China Yurun Food Group Ltd.(a)*	23,000	8,753
China ZhengTong Auto Services
Holdings Ltd.	91,500	59,611
China Zhongwang Holdings Ltd.(a)	154,000	79,269
Chongqing Rural Commercial Bank Co.,
Ltd., H Shares(a)	179,000	144,326
CITIC Ltd.	142,000	255,366
Citic Resources Holdings Ltd.(a)*	150,000	41,411
CNOOC Ltd.	215,000	305,655
COSCO Pacific Ltd.	142,680	193,270
Country Garden Holdings Co., Ltd.	481,000	210,977
Dongfeng Motor Group Co., Ltd.,
H Shares	146,000	195,507
Evergrande Real Estate Group
Ltd.(a)	519,000	308,660
Franshion Properties China Ltd.(a)	522,000	186,536
Glorious Property Holdings Ltd.*	228,000	35,590
GOME Electrical Appliances
Holding Ltd.	337,000	74,777
Greentown China Holdings Ltd.(a)	76,000	97,064
Guangshen Railway Co., Ltd., ADR	3,500	95,690
Guangzhou Automobile Group Co., Ltd.,
H Shares	64,870	60,087
Guangzhou R&F Properties Co.,
Ltd.(a)*	144,800	177,461
Harbin Electric Co., Ltd., H Shares	54,000	42,495
Hopson Development Holdings Ltd.*	58,000	58,512
Industrial & Commercial Bank of China
Ltd., H Shares	3,713,000	2,945,856
Intime Retail Group Co. Ltd.(a)	3,500	4,651
Jiangxi Copper Co., Ltd., H Shares	30,000	50,313
Kaisa Group Holdings Ltd.(a)*	172,000	34,615
Kingboard Chemical Holdings Ltd.	75,000	130,038
Kingboard Laminates Holdings Ltd.	50,000	23,866
KWG Property Holding Ltd.	147,500	124,256
Longfor Properties Co. Ltd.	89,500	142,248
Maoye International Holdings Ltd.	82,000	18,936
Metallurgical Corp. of China Ltd.,
H Shares	76,000	33,139
Mingfa Group International Co., Ltd.*	91,000	22,657
MMG Ltd.	88,000	31,106
New World China Land Ltd.(a)	304,800	180,091
Nine Dragons Paper Holdings Ltd.	197,000	171,800
Poly Property Group Co., Ltd.(a)	229,000	110,193
Renhe Commercial Holdings Co.,
Ltd.(a)*	726,000	59,942
Semiconductor Manufacturing
International Corp.*	1,275,000	139,811
Shanghai Industrial Holdings Ltd.	67,000	227,322
Shenzhen International
Holdings Ltd.	31,001	53,991
Shenzhen Investment Ltd.	156,072	76,913
Shimao Property Holdings Ltd.	130,500	258,254
Shougang Fushan Resources
Group Ltd.	176,000	41,096
Shui On Land Ltd.(a)	302,541	85,475
Sino-Ocean Land Holdings Ltd.	307,712	233,814
Sinotrans Ltd., H Shares	37,000	24,821
Sinotrans Shipping Ltd.	51,573	12,641
Sinotruk Hong Kong Ltd.	60,000	36,148
Skyworth Digital Holdings Ltd.	126,344	112,464
Soho China Ltd.	205,000	133,025
TCC International Holdings Ltd.(a)	64,000	19,320
Tian An China Investment Co., Ltd.	10,000	6,296
Tianjin Port Development
Holdings Ltd.	70,000	16,616
Travelsky Technology Ltd.,
H Shares	33,500	49,268
Yanzhou Coal Mining Co., Ltd.,
H Shares(a)	66,000	51,853
Yuexiu Property Co., Ltd.	973,033	212,142
Zhongsheng Group Holdings
Ltd.(a)	15,500	10,838
Zoomlion Heavy Industry Science
and Technology Co., Ltd.,
H Shares(a)	57,000	36,987
		25,211,053
Colombia — 0.6%
Almacenes Exito SA	10,065	87,777
Cementos Argos SA	10,173	36,120
Ecopetrol SA, ADR(a)	19,193	254,499
Grupo Argos SA	31,119	203,063
Grupo de Inversiones
Suramericana SA	22,514	319,923
Grupo Nutresa SA	8,773	77,115
		978,497
Czech Republic — 0.4%
CEZ AS	21,784	505,789
Unipetrol, AS*	14,712	95,590
		601,379
Greece — 0.1%
Alpha Bank AE*	46,386	14,375
Ellaktor SA*	11,652	20,970
GEK Terna Holding Real Estate
Construction SA*	8,282	14,268
Hellenic Petroleum SA	9,036	40,699
Marfin Investment Group
Holdings SA*	45,244	5,922
Mytilineos Holdings SA*	16,096	89,693
Piraeus Bank SA*	52,422	20,181
Titan Cement Co. SA	299	6,158
		212,266

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	3,816	$195,301
OTP Bank PLC	21,318	421,950
		617,251
India — 10.3%
ACC Ltd.	6,589	149,929
Adani Enterprises Ltd.	48,033	68,565
Adani Ports & Special Economic
Zone Ltd.	67,837	327,946
Adani Power Ltd.*	220,211	100,803
Adani Transmissions Ltd.*	48,033	35,595
Aditya Birla Nuvo Ltd.	11,029	309,844
Allahabad Bank Ltd.	1,836	2,497
Apollo Tyres Ltd.	62,493	166,831
Arvind Infrastructure Limited*	3,581	—
Arvind Ltd.	35,814	151,484
Bajaj Finserv Ltd.	5,714	136,838
Bajaj Holdings and Investment Ltd.	6,231	142,565
Balkrishna Industries Ltd.	1,722	19,308
Bank of Baroda	24,405	55,245
Bank of India*	22,041	59,187
Bharat Electronics Ltd.	991	52,304
Bharat Heavy Electricals Ltd.	157,393	609,873
Bharti Airtel Ltd.	102,538	676,529
Biocon Ltd.	7,792	56,299
Cairn India Ltd.	81,823	232,568
Canara Bank	23,213	101,046
Central Bank Of India	6,316	10,166
Coromandel International Ltd.	7,470	29,039
Corporation Bank	735	582
Crompton Greaves Ltd.	49,779	126,988
DLF Ltd.	114,495	209,554
EID Parry India Ltd.	7,288	16,080
EIH Ltd.	13,530	20,822
Engineers India Ltd.	9,912	35,473
Essar Ports Ltd.	2,998	4,746
Exide Industries Ltd.	11,602	27,010
Federal Bank Ltd.	77,836	180,717
GAIL India Ltd.	69,440	428,002
GAIL India Ltd., GDR	155	5,774
Great Eastern Shipping Co.,
Ltd. (The)	11,618	60,936
Gujarat Fluorochemicals Ltd.	4,522	45,160
Gujarat State Petronet Ltd.	33,607	62,274
Hindalco Industries Ltd.	209,488	367,953
ICICI Bank Ltd.	176,847	855,353
ICICI Bank Ltd., ADR	74,950	780,979
IDBI Bank Ltd.	16,131	15,376
Idea Cellular Ltd.	172,688	477,956
IDFC Ltd.	28,677	66,334
IFCI Ltd.	14,171	5,708
IIFL Holdings Ltd.	15,012	41,243
Indiabulls Housing Finance Ltd.	1,875	18,317
Indian Bank	12,173	27,231
Indian Hotels Co., Ltd.*	47,733	68,586
Jaiprakash Associates Ltd.*	179,807	31,483
Jammu & Kashmir Bank Ltd. (The)	24,690	39,024
Jaypee Infratech Ltd.*	42,410	10,056
Jindal Steel & Power Ltd.	85,132	114,369
JSW Energy Ltd.	116,585	179,875
JSW Steel Ltd.	18,080	248,430
Karur Vysya Bank Ltd. (The)	2,292	17,429
Kotak Mahindra Bank Ltd.	558	12,057
LIC Housing Finance Ltd.	790	5,597
Mahindra & Mahindra Financial
Services Ltd.	724	3,172
Mahindra & Mahindra Ltd.	24,544	495,833
Mphasis Ltd.	8,020	51,794
MRF Ltd.	80	42,958
National Aluminium Co., Ltd.	72,404	45,537
Oberoi Realty Ltd.	10,184	43,260
Oriental Bank of Commerce	14,300	37,502
PC Jeweller Ltd.	3,805	22,942
Petronet LNG Ltd.	28,705	84,294
Piramal Enterprises Ltd.	6,642	96,584
Power Finance Corp., Ltd.	5,110	20,519
Prestige Estates Projects Ltd.	5,865	22,790
Reliance Capital Ltd.	8,971	51,117
Reliance Communications Ltd.*	140,884	137,057
Reliance Industries Ltd.	212,082	3,327,103
Reliance Industries Ltd., GDR	10,203	317,823
Reliance Power Ltd.*	143,514	101,190
Sintex Industries Ltd.	2,823	4,433
Sobha Ltd.	6,105	34,226
SRF Ltd.	826	15,912
State Bank of India	142,518	588,603
State Bank of India Ltd., GDR	2,800	115,780
Syndicate Bank	19,381	29,841
Tata Chemicals Ltd.	12,834	84,687
Tata Global Beverages Ltd.	75,341	156,172
Tata Motors Ltd.	145,001	987,546
Tata Steel Ltd.	75,355	362,457
Tube Investments of India Ltd.	8,245	45,025
TV18 Broadcast Ltd.*	108,396	62,641
Union Bank of India	37,465	86,367
UPL Ltd.	55,914	469,667
Vedanta Ltd.	201,797	552,185
Vedanta Ltd. ADR	19,540	211,032
Videocon Industries Ltd.	3,464	8,486
Wipro Ltd.	15,716	134,566
Wockhardt Ltd.	4,111	91,671
Yes Bank Ltd.	17,646	234,098
		17,278,805
Indonesia — 2.6%
Adaro Energy Tbk PT	3,548,500	202,277
Agung Podomoro Land Tbk PT	1,262,900	35,711
Alam Sutera Realty Tbk PT	2,593,800	111,865
Aneka Tambang Tbk PT*	967,000	49,320
Bank Danamon Indonesia Tbk PT	378,773	122,162
Bank Mandiri Tbk PT	798,200	601,681
Bank Negara Indonesia Persero
Tbk PT	1,214,166	482,661
Bank Pan Indonesia Tbk PT*	1,140,000	94,056

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Bank Tabungan Negara Tbk PT	401,090	$35,800
Bumi Serpong Damai Tbk PT	1,223,000	153,190
Ciputra Development Tbk PT	1,821,500	172,826
Eagle High Plantations Tbk PT	1,380,100	42,544
Gajah Tunggal Tbk PT	517,400	33,180
Garuda Indonesia Persero Tbk PT*	400,470	13,367
Global Mediacom Tbk PT	1,084,300	95,153
Gudang Garam Tbk PT	23,400	79,156
Hanson International Tbk PT*	198,800	11,034
Holcim Indonesia Tbk PT	308,000	34,652
Indah Kiat Pulp and Paper Corp.,
Tbk PT	344,500	23,126
Indika Energy Tbk PT*	43,500	1,028
Indo Tambangraya Megah Tbk PT	64,900	62,551
Indofood Sukses Makmur Tbk PT	1,109,800	547,304
Intiland Development Tbk PT	182,800	7,815
Japfa Comfeed Indonesia Tbk PT	565,400	22,688
Lippo Karawaci Tbk PT	3,997,075	353,763
Medco Energi Internasional Tbk PT	379,700	77,749
MNC Investama Tbk PT	4,910,300	97,598
Modernland Realty Tbk PT	1,013,700	39,917
Multipolar Tbk PT	1,293,500	60,637
Panin Financial Tbk PT*	539,300	11,569
Perusahaan Perkebunan London
Sumatra Indonesia Tbk PT	844,800	98,531
Salim Ivomas Pratama Tbk PT	964,200	43,392
Sinar Mas Multiartha Tbk PT	7,500	2,756
Timah Tbk PT	762,382	40,599
United Tractors Tbk PT	238,100	363,869
Vale Indonesia Tbk PT	529,100	107,546
XL Axiata Tbk PT*	170,700	47,180
		4,380,253
Korea — 14.9%
BNK Financial Group, Inc.	12,440	158,365
CJ E&M Corp.*	1,328	93,220
Daelim Industrial Co., Ltd.	2,608	191,722
Daewoo Engineering & Construction
Co., Ltd.*	9,082	50,318
Daewoo Securities Co., Ltd.	10,392	142,075
Daewoo Shipbuilding & Marine
Engineering Co., Ltd.	12,811	152,751
Daishin Securities Co., Ltd.	3,000	31,333
Daou Technology, Inc.	2,100	52,149
DGB Financial Group, Inc.	14,167	148,598
Dong Ah Tire & Rubber Co., Ltd.	1,550	31,752
Dongbu Insurance Co., Ltd.	3,424	173,433
Dongkuk Steel Mill Co., Ltd.*	5,154	24,304
Doosan Corp.	1,027	100,357
Doosan Heavy Industries &
Construction Co., Ltd.	9,647	207,565
Doosan Infracore Co., Ltd.*	19,039	167,271
E-Mart Co., Ltd.	2,700	559,147
Global & Yuasa Battery Co., Ltd.	589	20,197
GS Engineering & Construction Corp.*	2,136	51,320
GS Holdings Corp.	5,365	239,283
Halla Holdings Corp.	445	20,705
Hana Financial Group, Inc.	24,268	632,019
Handsome Co., Ltd.	1,970	63,050
Hanil Cement Co., Ltd.	309	47,093
Hanjin Kal Corp.	2,970	72,955
Hanjin Transportation Co., Ltd.	384	16,662
Hansol Holdings Co., Ltd.*	1,844	14,696
Hansol Paper Co., Ltd.*	1,125	21,029
Hanwha Chem Corp.	10,960	183,739
Hanwha Corp.	5,740	242,887
Hanwha Life Insurance Co., Ltd.	31,650	225,007
Hyosung Corp.	2,919	376,831
Hyundai Department Store Co., Ltd.	503	66,288
Hyundai Development Co.	2,634	156,323
Hyundai Engineering & Construction
Co., Ltd.	4,211	154,970
Hyundai Heavy Industries Co., Ltd.*	4,040	402,026
Hyundai Hy Communications &
Networks Co., Ltd.	3,997	15,731
Hyundai Marine & Fire Insurance
Co., Ltd.	2,703	71,485
Hyundai Mobis Co., Ltd.	2,645	502,703
Hyundai Motor Co.	21,169	2,581,007
Hyundai Rotem Co., Ltd.*	2,813	51,068
Hyundai Securities Co.	13,773	111,992
Hyundai Steel Co.	9,413	571,303
Industrial Bank of Korea	31,915	413,440
KB Financial Group, Inc.	1,370	45,321
KB Financial Group, Inc., ADR	31,479	1,034,715
KCC Corp.	336	147,901
Kia Motors Corp.	17,365	705,217
KISWIRE Ltd.	840	42,623
Kolon Industries, Inc.	1,927	111,600
Korea Investment Holdings Co., Ltd.	4,550	259,837
Korean Reinsurance Co.	13,690	150,959
Kwangju Bank*	1,074	7,366
LF Corp.	2,480	67,367
LG Chem Ltd.	3,000	749,025
LG Corp.	11,086	614,205
LG Display Co., Ltd.	4,160	96,406
LG Display Co., Ltd., ADR	55,508	643,338
LG Electronics, Inc.	16,524	699,209
LG International Corp.	3,030	105,668
LG Uplus Corp.	23,635	208,921
LIG Insurance Co., Ltd.	4,390	113,543
Lotte Chemical Corp.	1,077	279,038
Lotte Chilsung Beverage Co., Ltd.	73	173,951
Lotte Confectionery Co., Ltd.	82	142,909
LOTTE Himart Co., Ltd.	487	33,050
Lotte Shopping Co., Ltd.	1,649	346,668
LS Corp.	2,043	79,581
Mando Corp.	264	29,466
Mirae Asset Securities Co., Ltd.	2,479	112,232
NH Investment & Securities Co., Ltd.	10,232	111,910
Nong Shim Co., Ltd.	100	26,043
OCI Co., Ltd.	2,081	167,905
Poongsan Corp.	2,070	48,250
POSCO	1,589	319,096

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
POSCO, ADR	30,823	$1,513,101
S-Oil Corp.	2,353	142,600
Samsung C&T Corp.	9,203	546,182
Samsung Electro-Mechanics Co., Ltd.	5,032	230,521
Samsung Heavy Industries Co., Ltd.	11,596	177,248
Samsung Life Insurance Co., Ltd.	5,330	513,672
Samsung SDI Co., Ltd.	5,075	505,020
Samsung Securities Co., Ltd.	2,114	103,478
Samsung Techwin Co., Ltd.*	3,999	105,043
Samyang Holdings Corp.	471	98,384
Seah Besteel Corp.	1,570	61,297
SeAH Steel Corp.	130	8,042
Shinhan Financial Group Co., Ltd.	11,620	432,840
Shinhan Financial Group Co.,
Ltd., ADR	24,410	904,635
Shinsegae Co., Ltd.	895	215,034
SK Chemicals Co., Ltd.	1,209	80,640
SK Gas Co., Ltd.	589	48,368
SK Holdings Co., Ltd.	3,895	691,389
SK Innovation Co., Ltd.*	5,551	607,129
SK Networks Co., Ltd.	13,860	111,581
SKC Co., Ltd.	1,467	48,398
SL Corp.	532	8,537
Ssangyong Cement Industrial
Co., Ltd.*	2,750	39,199
Sungwoo Hitech Co., Ltd.	5,817	49,698
Taekwang Industrial Co., Ltd.	36	43,796
Taeyoung Engineering & Construction
Co., Ltd.*	5,008	26,265
Tongyang Life Insurance	3,790	51,815
Woori Bank	14,154	124,353
Woori Bank, ADR(a)	3,083	81,237
Young Poong Corp.	19	24,767
		24,877,758
Malaysia — 3.9%
Affin Holdings Berhad	125,970	90,146
AirAsia BHD	307,900	125,674
Alliance Financial Group Berhad	97,000	112,862
AMMB Holdings Berhad	258,187	412,634
Batu Kawan Berhad	18,800	90,786
Berjaya Corp. Berhad	442,500	48,085
Berjaya Land Berhad	215,200	40,781
Boustead Holdings Berhad	58,184	63,998
Boustead Plantations Bhd	11,600	4,304
Bumi Armada Bhd	239,100	72,243
Cahya Mata Sarawak Bhd	31,300	42,723
CIMB Group Holdings Bhd	263,580	382,132
Coastal Contracts Bhd	55,400	40,232
DRB-Hicom Berhad	191,500	80,701
Genting Bhd	306,500	654,755
Genting Malaysia Bhd	471,500	524,861
HAP Seng Consolidated Berhad	84,000	115,770
Hap Seng Plantations
Holdings Berhad	19,600	12,727
Hong Leong Financial Group Berhad	26,900	108,085
Hong Leong Industries Bhd	9,900	11,624
IJM Corp. Berhad	203,280	351,282
Jaya Tiasa Holdings BHD	54,200	21,692
JCY International Bhd	173,800	32,475
KNM Group Bhd*	258,360	42,455
KSL Holdings Bhd	88,429	40,547
Kulim Malaysia Berhad	70,100	46,448
Mah Sing Group Bhd	205,885	90,037
Malayan Banking Bhd	32,600	78,973
Malaysia Airports Holdings Bhd	78,600	129,368
Malaysian Resources Corp. Bhd	168,400	52,667
Media Prima Bhd	105,700	40,902
MISC Berhad	184,720	377,959
MMC Corp. Berhad	173,500	115,421
Multi-Purpose Holdings BHD	86,100	60,473
Oriental Holdings Berhad	23,560	44,085
OSK Holdings Berhad	49,637	27,890
Parkson Holdings Bhd*	83,001	34,098
PPB Group Berhad	73,300	293,744
Press Metal Bhd	40,000	27,564
RHB Capital Berhad	100,268	195,859
SapuraKencana Petroleum Bhd	377,900	236,375
Selangor Properties Bhd	6,500	8,872
Shell Refining Co., Federation of
Malaya Berhad*	2,900	3,720
SP Setia Bhd Group	87,502	71,894
Star Publications Malaysia Bhd	24,200	15,843
Sunway Bhd	158,600	144,602
Sunway Construction Group Bhd*	15,860	6,726
Supermax Corp. Bhd	71,200	39,063
Ta Ann Holdings Bhd	27,800	28,073
TA Enterprise Bhd.	140,200	25,268
TA Global Berhad	55,560	4,639
TAN Chong Motor Holdings BHD	9,600	7,506
Time dotCom Bhd	57,980	103,881
Tropicana Corp. Bhd*	61,489	16,460
UEM Sunrise Bhd	225,600	58,298
UMW Oil & Gas Corp. Bhd	47,600	21,573
Unisem M Bhd	81,900	50,577
UOA Development Bhd	86,000	47,866
Wah Seong Corp. Bhd	3,573	1,307
WCT Holdings Bhd	143,108	53,860
YTL Corp. Berhad	970,009	398,493
		6,483,958
Mexico — 5.8%
Alfa SAB de CV, Class A	234,344	449,082
Alpek SA de CV	39,545	57,742
Cemex SAB de CV*	670,743	615,372
Cemex SAB de CV, ADR*	66,699	610,963
Coca-Cola Femsa SAB de CV, ADR	2,331	185,198
Coca-Cola Femsa SAB de CV,
Series L	18,694	148,553
Controladora Comercial Mexicana SAB
de CV	67,157	210,433
Empresas ICA SAB de CV, ADR*	1,800	5,634
Fomento Economico Mexicano SAB de
CV	46,223	411,838

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico (Continued)
Fomento Economico Mexicano SAB de
CV, ADR	18,956	$1,688,790
Grupo Aeroportuario del Pacifico SAB
de CV, ADR	4,400	301,356
Grupo Aeroportuario del Sureste SAB
de CV, ADR	1,900	269,553
Grupo Carso SAB de CV, Series A	47,917	199,686
Grupo Comercial Chedraui
SA de CV	26,226	74,536
Grupo Elektra SAB de CV	4,550	99,878
Grupo Financiero Banorte SAB
de CV	250,787	1,378,910
Grupo Financiero Inbursa SA	47,800	108,419
Grupo Financiero Interacciones SA
de CV	7,000	42,644
Grupo Financiero Santander Mexico
SAB de CV, Class B	187,513	346,215
Grupo Mexico SAB de CV, Series B	479,156	1,441,660
Grupo Sanborns SAB de CV	41,422	62,380
Grupo Simec SAB de CV, Series B*	9,186	26,943
Industrias Bachoco SAB de CV, ADR(a)	1,639	88,686
Industrias Bachoco SAB de CV,
Series B	3,309	14,842
Industrias CH SAB de CV,
Series B*	19,400	73,317
Industrias Penoles SAB de CV	8,423	137,807
Megacable Holdings SAB de CV	1,300	5,441
Mexichem SAB de CV	94,358	272,553
OHL Mexico SAB de CV*	97,166	126,113
Organizacion Soriana SAB de CV,
Class B	135,613	302,934
TV Azteca SAB de CV	104,814	25,207
		9,782,685
Philippines — 1.3%
Alliance Global Group, Inc.	351,800	169,307
BDO Unibank, Inc.	145,950	350,876
China Banking Corp.	8,149	8,187
Cosco Capital, Inc.	104,400	18,060
Filinvest Development Corp.	53,300	5,343
Filinvest Land, Inc.	857,000	35,352
First Philippine Holdings Corp.	33,750	60,816
JG Summit Holdings, Inc.	298,720	475,010
LT Group, Inc.	220,200	67,979
Megaworld Corp.	2,097,700	221,447
Metropolitan Bank & Trust	71,098	148,219
Petron Corp.	286,400	56,213
Philippine National Bank*	30,748	46,985
Rizal Commercial Banking Corp.	51,380	45,694
Robinsons Land Corp.	319,900	207,875
San Miguel Corp.	96,820	127,762
Security Bank Corp.	19,780	70,846
Top Frontier Investment
Holdings, Inc.*	8,630	15,589
Travellers International Hotel
Group, Inc.	183,800	21,156
Union Bank of the Philippines	2,590	3,446
Vista Land & Lifescapes, Inc.	520,300	73,274
		2,229,436
Poland — 2.0%
Asseco Poland SA	11,788	181,554
Enea SA	25,464	108,019
Grupa Azoty SA*	4,814	105,767
Grupa Lotos SA*	10,697	85,348
Kernel Holding SA	3,110	31,241
KGHM Polska Miedz SA	25,961	735,677
Lubelski Wegiel Bogdanka SA	963	13,280
Netia SA	36,890	54,059
Orbis SA	1,581	22,496
PGE SA	157,586	772,842
Polski Koncern Naftowy Orlen SA	48,464	951,621
Powszechna Kasa Oszczednosci Bank
Polski SA	2,833	23,448
Tauron Polska Energia SA	171,778	200,103
		3,285,455
Russia — 2.1%
Gazprom OAO, ADR	556,206	2,864,461
Lukoil OAO, ADR	7,757	341,347
Magnitogorsk Iron & Steel
Works, GDR	11,936	40,224
Magnitogorsk Iron & Steel
Works, GDR	2,645	8,914
RusHydro JSC, ADR	223,704	221,914
		3,476,860
South Africa — 8.7%
Aeci Ltd.	13,642	127,831
African Bank Investments Ltd.*	72,611	694
African Rainbow Minerals Ltd.	16,931	115,133
Anglo American Platinum Ltd.*	6,935	156,314
AngloGold Ashanti Ltd.*	7,732	69,687
AngloGold Ashanti Ltd., ADR*	67,116	600,688
ArcelorMittal South Africa Ltd.(a)*	23,974	23,943
Aveng Ltd.*	43,063	20,353
Barclays Africa Group Ltd.	54,254	815,995
Barloworld Ltd.	39,661	314,589
Caxton and CTP Publishers and
Printers Ltd.	18,814	28,841
DataTec Ltd.	29,329	155,492
Exxaro Resources Ltd.(a)	19,718	140,875
Gold Fields Ltd.	3,156	10,107
Gold Fields Ltd., ADR(a)	163,422	527,853
Grindrod Ltd.	77,312	85,472
Harmony Gold Mining Co., Ltd.,
ADR(a)*	35,368	47,393
Illovo Sugar Ltd.	17,142	20,783
Impala Platinum Holdings Ltd.*	80,584	359,667
Imperial Holdings Ltd.	26,497	404,011
Investec Ltd.	38,890	350,189
Kumba Iron Ore Ltd.(a)	2,357	29,247
Liberty Holdings Ltd.	27,805	331,781
Mediclinic International Ltd.	3,877	32,613
Mmi Holdings Ltd.	199,027	493,232
See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
South Africa (Continued)
Mondi Ltd.	19,251	$422,411
Murray & Roberts Holdings Ltd.	41,444	43,774
Nedbank Group Ltd.	25,477	506,357
Northam Platinum Ltd.*	41,788	138,286
Omnia Holdings Ltd.	4,910	72,855
RCL Foods Ltd.	11,571	16,406
Royal Bafokeng Platinum Ltd.*	4,240	16,202
Sanlam Ltd.	24,759	135,008
Sappi Ltd.*	68,728	243,762
Sappi Ltd., ADR*	44,800	156,800
Sasol Ltd.	34,153	1,263,262
Sasol Ltd., ADR	39,967	1,481,177
Sibanye Gold Ltd.	101,669	163,125
Sibanye Gold Ltd., ADR	15,156	97,756
Standard Bank Group Ltd.	124,989	1,645,528
Steinhoff International Holdings Ltd.	363,496	2,300,309
Telkom SA SOC Ltd.*	56,725	299,012
Tongaat Hulett Ltd.	18,853	201,485
Trencor Ltd.	16,086	84,621
		14,550,919
Taiwan — 14.9%
A-DATA Technology Co., Ltd.	20,000	27,289
Ability Enterprise Co., Ltd.	42,000	22,596
AcBel Polytech, Inc.	46,000	36,004
Acer, Inc.*	427,884	207,324
Alpha Networks, Inc.	28,000	17,288
Altek Corp.*	23,905	21,848
Ambassador Hotel (The)	20,000	17,566
AmTRAN Technology Co., Ltd.	99,360	56,355
Ardentec Corp.	59,889	50,952
Asia Cement Corp.	264,269	312,623
Asia Optical Co., Inc.*	41,000	45,512
Asia Polymer Corp.	25,000	14,666
Asustek Computer, Inc.	65,000	633,052
AU Optronics Corp.	868,000	384,002
AU Optronics Corp., ADR(a)	73,574	328,140
BES Engineering Corp.	229,000	61,231
Capital Securities Corp.	239,661	77,597
Career Technology MFG. Co., Ltd.	39,000	32,295
Cathay Real Estate Development
Co., Ltd.	100,000	55,259
Chang Hwa Commercial Bank Ltd.	501,521	287,703
Cheng Loong Corp.	114,000	45,261
Cheng Uei Precision Industry
Co., Ltd.	62,543	108,041
Chia Hsin Cement Corp.	22,000	8,592
Chin-Poon Industrial Co., Ltd.	55,000	83,780
China Airlines Ltd.*	422,111	179,901
China Development Financial
Holding Corp.	1,191,468	451,804
China Life Insurance Co., Ltd.	327,228	335,134
China Motor Corp.	71,195	55,494
China Steel Corp.	1,340,800	1,071,180
China Synthetic Rubber Corp.	56,203	58,927
Chipbond Technology Corp.	68,000	147,000
Chung Hung Steel Corp.*	105,000	17,254
Clevo Co.	52,000	60,756
CMC Magnetics Corp.*	349,000	41,399
Compal Electronics, Inc.	648,000	493,542
Compeq Manufacturing Co., Ltd.	118,000	69,795
Continental Holdings Corp.	42,000	13,612
Coretronic Corp.	81,000	98,971
CSBC Corp.	67,240	32,580
CTBC Financial Holding Co., Ltd.	1,134,331	893,362
D-Link Corp.	73,440	30,705
E.Sun Financial Holding Co., Ltd.	623,474	416,262
Elitegroup Computer Systems
Co., Ltd.	58,877	59,918
Entie Commercial Bank Co., Ltd.	7,000	3,119
Epistar Corp.	128,828	172,233
Eternal Materials Co., Ltd.	37,080	39,238
Eva Airways Corp.*	171,170	116,778
Evergreen International Storage &
Transport Corp.	54,000	26,777
Evergreen Marine Corp.
Taiwan Ltd.*	219,599	113,876
Far Eastern Department Stores Ltd.	113,220	70,638
Far Eastern International Bank	132,172	46,478
Far Eastern New Century Corp.	471,900	500,126
Farglory Land Development Co., Ltd.	51,721	54,060
Federal Corp.	5,400	2,730
Feng Hsin Iron & Steel Co.	63,000	81,061
First Financial Holding Co., Ltd.	739,969	453,270
Formosa Chemicals & Fibre Corp.	87,000	209,221
Formosa Taffeta Co., Ltd.	67,000	71,116
Formosan Rubber Group, Inc.	68,000	64,023
Foxconn Technology Co., Ltd.	19,800	71,873
Fubon Financial Holding Co., Ltd.	853,211	1,697,877
Gemtek Technology Corp.	47,000	32,522
Genius Electronic Optical Co., Ltd.*	9,000	19,397
Getac Technology Corp.	45,000	35,222
Gigabyte Technology Co., Ltd.	52,000	52,751
Gintech Energy Corp.*	48,049	31,223
Gloria Material Technology Corp.	27,300	18,537
Goldsun Development & Construction
Co., Ltd.*	193,953	62,483
Grand Pacific Petrochemical.	168,000	107,537
Great Wall Enterprise Co., Ltd.	66,300	46,736
Green Energy Technology, Inc.*	40,149	19,519
HannStar Display Corp.	443,770	76,947
Hey Song Corp.	19,750	23,300
Ho Tung Chemical Corp.*	101,955	26,435
Holy Stone Enterprise Co., Ltd.	18,200	24,951
Hon Hai Precision Industry Co., Ltd.	177,000	556,450
HTC Corp.*	64,000	149,346
Hua Nan Financial Holdings
Co., Ltd.	517,884	297,929
Hung Sheng Construction Co., Ltd.*	47,000	28,333
Ichia Technologies, Inc.	25,000	20,459
Innolux Corp.	1,455,757	759,620
Inventec Co., Ltd.	364,282	252,068
Jih Sun Financial Holdings Co., Ltd.	214,042	58,619
Kindom Construction Corp.	42,000	28,858

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
King Yuan Electronics Co., Ltd.	185,100	$161,676
King’s Town Bank Co., Ltd.	78,000	67,750
Kinpo Electronics*	122,000	45,274
Kinsus Interconnect
Technology Corp.	13,000	35,645
LCY Chemical Corp.	61,000	38,651
Lealea Enterprise Co., Ltd.*	58,406	19,213
Lextar Electronics Corp.	40,000	25,993
Li Peng Enterprise Co., Ltd.*	86,900	28,446
Lien Hwa Industrial Corp.	62,829	44,086
Lite-On Technology Corp.	287,931	337,815
Long Chen Paper Co., Ltd.	77,000	31,694
Macronix International*	577,044	111,652
Masterlink Securities Corp.	114,356	37,248
Mega Financial Holding Co., Ltd.	851,704	767,388
Mercuries & Associates
Holdings Ltd.	27,000	15,620
Mercuries Life Insurance Co., Ltd.*	63,913	37,286
Micro-Star International Co., Ltd.	91,374	92,397
Mitac Holdings Corp.	46,219	49,658
Motech Industries, Inc.	34,000	40,331
Nan Ya Printed Circuit Board Corp.*	24,200	31,883
Neo Solar Power Corp.	79,928	62,042
Nien Hsing Textile Co., Ltd.	19,358	16,846
Oriental Union Chemical Corp.	58,000	45,021
Pan-International Industrial	34,380	16,435
Pegatron Corp.	258,249	755,802
POU Chen Corp.	146,133	208,393
Powertech Technology, Inc.	107,000	231,655
President Securities Corp.	101,653	51,560
Prince Housing &
Development Corp.	101,970	38,502
Qisda Corp.*	315,400	122,666
Radium Life Tech Co., Ltd.*	97,538	42,835
Rich Development Co., Ltd.	32,978	12,612
Ritek Corp.*	173,399	18,377
Ruentex Development Co., Ltd.	38,000	60,101
Ruentex Industries Ltd.	33,000	75,509
Sanyang Industry Co., Ltd.*	573	461
Shihlin Electric & Engineering Corp.	27,000	33,603
Shin Kong Financial Holding
Co., Ltd.	1,323,764	404,150
Shin Zu Shing Co., Ltd.	16,000	48,537
Shining Building Business Co., Ltd.*	59,000	27,631
Shinkong Synthetic Fibers Corp.	186,151	60,332
Sigurd Microelectronics Corp.	53,000	47,925
Sincere Navigation Corp.	27,000	21,746
Sino-American Silicon
Products, Inc.*	93,000	117,552
SinoPac Financial Holdings
Co., Ltd.	640,810	283,494
Solar Applied Materials
Technology Co.	25,000	18,717
TA Chen Stainless Pipe	79,200	40,942
Ta Chong Bank Co., Ltd.*	162,066	56,465
Taichung Commercial Bank
Co., Ltd.	165,057	56,705
Tainan Spinning Co., Ltd.	141,017	72,212
Taishin Financial Holding Co., Ltd.	1,046,234	435,726
Taiwan Business Bank*	239,236	73,738
Taiwan Cement Corp.	521,772	658,673
Taiwan Cooperative
Financial Holding	503,322	263,451
Taiwan Fertilizer Co., Ltd.	87,000	143,804
Taiwan Glass Industrial Corp.	85,164	40,989
Taiwan Hon Chuan Enterprise
Co., Ltd.	36,925	72,523
Taiwan Life Insurance Co., Ltd.*	46,638	50,183
Taiwan PCB Techvest Co., Ltd.	7,000	9,824
Taiwan Surface Mounting Technology
Co., Ltd.	26,208	30,664
Taiwan Tea Corp.	80,000	40,707
Tatung Co., Ltd.*	323,784	72,408
Teco Electric and Machinery
Co., Ltd.	247,000	191,727
Test Rite International Co., Ltd.	36,000	24,735
Tong Yang Industry Co., Ltd.	39,921	42,244
TPK Holding Co., Ltd.	35,000	202,483
Tripod Technology Corp.	57,000	101,606
Tung Ho Steel Enterprise Corp.	119,000	86,971
TXC Corp.	18,000	23,248
Unimicron Technology Corp.	197,000	101,199
Union Bank Of Taiwan*	86,409	29,266
United Microelectronics Corp.	2,099,513	887,995
Universal Cement Corp.	44,140	38,554
UPC Technology Corp.	127,125	42,850
USI Corp.	127,000	53,509
Wah Lee Industrial Corp.	25,000	42,943
Walsin Lihwa Corp.*	401,000	99,943
Wan Hai Lines Ltd.	85,650	68,010
Wei Chuan Foods Corp.	41,000	25,447
Win Semiconductors Corp.	66,000	91,980
Winbond Electronics Corp.*	389,000	101,869
Wisdom Marine Lines Co., Ltd.*	15,067	18,654
Wistron Corp.	383,958	291,193
WPG Holdings Ltd.	128,000	160,340
WT Microelectronics Co., Ltd.	55,197	83,186
Yageo Corp.	83,176	130,474
Yang Ming Marine Transport Corp.*	189,365	66,283
YFY, Inc.	150,385	55,076
Yieh Phui Enterprise Co., Ltd.	138,937	39,266
Yuanta Financial Holding Co., Ltd.	1,287,365	696,786
Yulon Motor Co., Ltd.	111,272	129,107
		24,874,476
Thailand — 3.5%
AP Thailand PCL	308,500	65,764
Bangchak Petroleum PCL	74,000	76,683
Bangkok Bank PCL, ADR	61,300	323,057
Bangkok Expressway PCL	63,900	74,730
Bangkok Insurance PCL	2,100	22,943
Bangkokland PCL	1,494,000	69,888
Banpu PCL	193,700	146,241
Charoen Pokphand Foods PCL	335,800	238,611
Hana Microelectronics PCL	43,900	52,640
Indorama Ventures PCL	149,000	122,419

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thailand (Continued)
IRPC PCL	1,153,000	$152,934
Kiatnakin Bank PCL	33,300	34,754
Krung Thai Bank PCL	759,175	384,358
MBK PCL	23,300	10,831
Precious Shipping PCL	87,600	23,342
PTT Exploration & Production PCL	201,700	650,924
PTT Global Chemical PCL	299,528	614,123
PTT PCL	197,100	2,094,977
Sansiri PCL	950,800	50,390
Thai Airways International PCL*	96,000	37,234
Thai Oil PCL	121,700	198,176
Thanachart Capital PCL	81,200	79,937
Thoresen Thai Agencies PCL	166,348	63,534
Tisco Financial Group PCL	22,000	29,800
TPI Polene PCL	1,617,600	147,509
Vinythai PCL	42,500	12,709
		5,778,508
Turkey — 1.9%
Akbank TAS	207,357	599,611
Aksa Akrilik Kimya Sanayii	9,237	37,739
Anadolu Efes Biracilik Ve Malt
Sanayii AS	8,559	77,284
Dogan Sirketler Grubu Holding AS*	220,612	49,389
EIS Eczacibasi Ilac ve Sinai ve Finansal
Yatirimlar Sanayi ve Ticaret AS	6,870	7,254
Eregli Demir ve Celik
Fabrikalari TAS	165,564	268,105
Kardemir Karabuk Demir Celik Sanayi
ve Ticaret AS, Class D	46,924	27,488
KOC Holding AS	37,195	172,090
Koza Anadolu Metal Madencilik
Isletmeleri AS*	13,776	14,084
Sekerbank TAS*	54,778	33,520
Selcuk Ecza Deposu Ticaret ve Sanayi
AS	11,784	10,948
Tekfen Holding AS	26,275	44,803
Trakya Cam Sanayi AS	45,275	47,300
Turk Hava Yollari*	81,042	266,098
Turk Sise ve Cam Fabrikalari AS	98,400	132,541
Turkiye Garanti Bankasi AS	94,962	296,214
Turkiye Halk Bankasi AS	92,878	427,985
Turkiye Is Bankasi	213,035	448,311
Turkiye Vakiflar Bankasi TAO	87,111	140,087
Yapi ve Kredi Bankasi AS	70,455	103,576
		3,204,427
TOTAL COMMON STOCKS
(Identified Cost $169,507,630)		160,267,785

PREFERRED STOCKS — 3.2%
Brazil — 3.0%
Alpargatas SA	5,400	14,346
Banco Bradesco SA	10,560	96,800
Banco do Estado do Rio Grande do Sul
SA, PF B	22,800	65,340
Braskem SA, ADR(a)	11,570	100,196
Petroleo Brasileiro SA*	181,907	743,636
Petroleo Brasileiro SA, ADR*	192,885	1,573,942
Suzano Papel e Celulose SA, PF A	71,100	378,242
Usinas Siderurgicas de Minas Gerais
SA, PF A	40,930	54,238
Vale SA	388,719	1,947,908
Vale SA, PF ADR	9,100	45,955
		5,020,603
Colombia — 0.2%
Avianca Holdings SA*	29,539	37,984
Grupo Argos SA	8,921	56,227
Grupo de Inversiones
Suramericana SA	13,624	190,354
		284,565
TOTAL PREFERRED STOCKS
(Identified Cost $10,782,786)		5,305,168

RIGHTS & WARRANTS — 0.0%
China — 0.0%
TCC International Holdings Ltd., expires
7/7/15*	32,000	569

Malaysia — 0.0%
KNM Group Bhd*	21,530	913

Thailand — 0.0%
Thoresen Thai Agencies Plc*	15,843	1,051

TOTAL RIGHTS & WARRANTS
(Identified Cost $0)		2,533

SHORT-TERM INVESTMENTS — 0.3%
United States — 0.3%
SSgA Government Money
Market Fund	1	1
SSgA Money Market Fund	544,075	544,075
		544,076
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $544,076)		544,076

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 2.8%
Short-Term — 2.8%
State Street Navigator Securities
Lending Prime Portfolio	4,708,108	$4,708,108

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $4,708,108)		4,708,108

Total Investments — 102.2%
(Identified Cost $185,542,600)#		170,827,670
Liabilities, Less Cash and
Other Assets — (2.2%)		(3,607,241)
Net Assets — 100.0%		$167,220,429

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $4,744,446.
(b)	Bankrupt security/delisted.
#

At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $186,123,196. Net unrealized depreciation aggregated $15,295,526 of which $20,083,128 related to appreciated investment securities and $35,378,654 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depository Receipt
GDR — Global Depository Receipt

Ten Largest Industry Holdings as of June 30, 2015
(As a percentage of net assets):

Industry	Percentage
Commercial Banks	23.6%
Oil, Gas & Consumable Fuels	13.8%
Metals & Mining	9.4%
Real Estate Management & Development	3.4%
Chemicals	3.3%
Electronic Equipment, Instruments & Components	3.2%
Automobiles	3.2%
Industrial Conglomerates	3.1%
Computers & Peripherals	2.2%
Household Durables	2.1%

Country Weightings
(% of portfolio market value) (Unaudited)

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Capital Markets — 0.0%
Ashford, Inc.*	47	$4,102
		4,102
Real Estate Investment Trusts (REITs) — 99.1%
Acadia Realty Trust	17,172	499,877
Agree Realty Corp.(a)	3,962	115,572
Alexander’s, Inc.	576	236,160
Alexandria Real Estate Equities, Inc.	18,770	1,641,624
American Assets Trust, Inc.	8,901	349,008
American Campus Communities, Inc.	28,122	1,059,918
American Homes 4 Rent., Class A	8,161	130,902
American Realty Capital
Properties, Inc.	231,837	1,884,835
Apartment Investment &
Management Co.	38,988	1,439,827
Ashford Hospitality Prime, Inc.	5,115	76,827
Ashford Hospitality Trust, Inc.	24,998	211,483
Associated Estates Realty Corp.	14,572	417,196
AvalonBay Communities, Inc.	34,620	5,534,699
BioMed Realty Trust, Inc.	52,564	1,016,588
Boston Properties, Inc.	39,949	4,835,427
Brandywine Realty Trust	46,613	619,021
Brixmor Property Group, Inc.	5,452	126,105
Camden Property Trust	22,474	1,669,369
Campus Crest Communities, Inc.	15,999	88,634
CareTrust REIT, Inc.	2,507	31,764
CBL & Associates Properties, Inc.	44,909	727,526
Cedar Realty Trust, Inc.	18,321	117,254
Chambers Street Properties	35,231	280,086
Chatham Lodging Trust	2,369	62,707
Chesapeake Lodging Trust	13,150	400,812
Columbia Property Trust, Inc.	6,938	170,328
CoreSite Realty Corp.	2,655	120,643
Corporate Office Properties Trust	24,322	572,540
Cousins Properties, Inc.	53,509	555,423
CubeSmart	41,211	954,447
CyrusOne, Inc.	8,744	257,511
DCT Industrial Trust, Inc.	21,745	683,663
DDR Corp.(a)	79,674	1,231,760
DiamondRock Hospitality Co.	50,308	644,445
Digital Realty Trust, Inc.(a)	35,564	2,371,408
Douglas Emmett, Inc.	35,763	963,455
Duke Realty Corp.	86,635	1,608,812
DuPont Fabros Technology, Inc.	16,655	490,490
EastGroup Properties, Inc.	8,363	470,252
Education Realty Trust, Inc.	12,213	383,000
Empire State Realty Trust, Inc.,
Class A(a)	4,977	84,908
EPR Properties	14,992	821,262
Equity Commonwealth*	22,211	570,156
Equity Lifestyle Properties, Inc.	20,882	1,097,976
Equity One, Inc.	17,703	413,188
Equity Residential	87,215	6,119,877
Essex Property Trust, Inc.	16,294	3,462,475
Excel Trust, Inc.	15,431	243,347
Extra Space Storage, Inc.	28,889	1,884,141
Federal Realty Investment Trust(a)	17,882	2,290,505
FelCor Lodging Trust, Inc.	33,388	329,873
First Industrial Realty Trust, Inc.	28,702	537,588
First Potomac Realty Trust	14,955	154,036
Franklin Street Properties Corp.	24,015	271,610
Gaming and Leisure Properties, Inc.	23,559	863,673
General Growth Properties, Inc.	137,895	3,538,386
Getty Realty Corp.	6,559	107,305
Gladstone Commercial Corp.	4,539	75,166
Gladstone Land Corp.	176	1,819
Government Properties Income
Trust(a)	17,887	331,804
HCP, Inc.	119,782	4,368,450
Health Care REIT, Inc.	86,736	5,692,484
Healthcare Realty Trust, Inc.	24,902	579,221
Healthcare Trust of America, Inc.,
Class A	30,053	719,769
Hersha Hospitality Trust	12,600	323,070
Highwoods Properties, Inc.	23,735	948,213
Home Properties, Inc.	14,897	1,088,226
Hospitality Properties Trust	39,350	1,134,067
Host Hotels & Resorts, Inc.	196,512	3,896,833
Hudson Pacific Properties, Inc.	14,392	408,301
Inland Real Estate Corp.	24,024	226,306
Investors Real Estate Trust	30,119	215,050
Iron Mountain, Inc.(a)	20,017	620,527
Kilroy Realty Corp.	22,161	1,488,111
Kimco Realty Corp.	106,366	2,397,490
Kite Realty Group Trust	21,246	519,890
LaSalle Hotel Properties	28,325	1,004,404
Lexington Realty Trust(a)	54,796	464,670
Liberty Property Trust	38,614	1,244,143
LTC Properties, Inc.	8,859	368,534
Macerich Co. (The)	38,646	2,882,992
Mack-Cali Realty Corp.	21,543	397,037
Medical Properties Trust, Inc.	51,693	677,695
Mid-America Apartment
Communities, Inc.	19,780	1,440,182
Monmouth Real Estate Investment Corp.,
Class A	12,020	116,834
National Health Investors, Inc.	8,461	527,120
National Retail Properties, Inc.	33,901	1,186,874
Omega Healthcare Investors, Inc.	38,733	1,329,704
One Liberty Properties, Inc.	1,927	41,007
Paramount Group, Inc.	751	12,887
Parkway Properties, Inc.	19,865	346,446
Pebblebrook Hotel Trust	17,913	768,109
Pennsylvania Real Estate
Investment Trust	17,475	372,916
Physicians Realty Trust	1,512	23,224
Piedmont Office Realty Trust, Inc.,
Class A	39,745	699,115
Post Properties, Inc.	14,312	778,143
Prologis, Inc.	130,940	4,857,874
PS Business Parks, Inc.	5,090	367,243
Public Storage	38,395	7,078,886
QTS Realty Trust, Inc., Class A	1,728	62,986
Ramco-Gershenson Properties Trust	19,771	322,663

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF JUNE 30, 2015 (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Realty Income Corp.(a)	58,595	$2,601,032
Regency Centers Corp.	24,445	1,441,766
Retail Opportunity Investments Corp.	23,767	371,241
Retail Properties of America, Inc.,
Class A	61,103	851,165
Rexford Industrial Realty, Inc.	4,197	61,192
RLJ Lodging Trust	34,199	1,018,446
Rouse Properties, Inc. REIT	3,972	64,942
Ryman Hospitality Properties	11,533	612,518
Sabra Healthcare REIT, Inc.	14,777	380,360
Saul Centers, Inc.	3,133	154,112
Select Income REIT	13,548	279,631
Senior Housing Properties Trust	58,676	1,029,764
Simon Property Group, Inc.	82,431	14,262,212
SL Green Realty Corp.	25,379	2,788,898
Sotherly Hotels, Inc.	3,111	21,995
Sovran Self Storage, Inc.	8,872	771,066
Spirit Realty Capital, Inc.	105,117	1,016,481
STAG Industrial, Inc.(a)	15,152	303,040
Starwood Waypoint Residential
Trust(a)	9,521	226,219
Strategic Hotels & Resorts, Inc.*	65,542	794,369
Summit Hotel Properties, Inc.	21,776	283,306
Sun Communities, Inc.	12,706	785,612
Sunstone Hotel Investors, Inc.	52,491	787,890
Tanger Factory Outlet Centers	23,867	756,584
Taubman Centers, Inc.	16,201	1,125,969
Terreno Realty Corp.	3,858	76,003
UDR, Inc.	66,368	2,125,767
UMH Properties, Inc.(a)	1,915	18,767
Universal Health Realty Income Trust	3,333	154,851
Urban Edge Properties	23,638	491,434
Urstadt Biddle Properties, Inc.(a)	1,000	17,100
Urstadt Biddle Properties, Inc., Class A	6,294	117,572
Ventas, Inc.	81,920	5,086,413
Vornado Realty Trust	44,077	4,184,230
Washington Real Estate Investment
Trust(a)	17,296	448,831
Weingarten Realty Investors	30,210	987,565
Whitestone REIT, Class B(a)	4,485	58,395
WP Carey, Inc.(a)	23,338	1,375,542
WP Glimcher, Inc.	48,016	649,656
		158,830,125
TOTAL COMMON STOCKS
(Identified Cost $115,394,685)		158,834,227

SHORT-TERM INVESTMENTS — 0.7%
United States — 0.7%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,148,000	1,148,000
		1,148,001
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,148,001)		1,148,001

COLLATERAL FOR SECURITIES ON LOAN — 4.5%
Short-Term — 4.5%
State Street Navigator Securities Lending
Prime Portfolio	7,087,029	7,087,029

TOTAL COLLATERAL FOR
SECURITIES ON LOAN
(Identified Cost $7,087,029)		7,087,029

Total Investments — 104.3%
(Identified Cost $123,629,715)#		167,069,257
Liabilities, Less Cash and
Other Assets — (4.3%)		(6,823,742)
Net Assets — 100.0%		$160,245,515

†	See Note 1.
*	Non-income producing security.
(a)	A portion or all of the security/securities were held on loan. As of June 30, 2015, the market value of the securities on loan was $7,595,494.
#

At June 30, 2015 the aggregate cost of investment securities for U.S. federal income tax purposes was $126,232,643. Net unrealized appreciation aggregated $40,836,614 of which $44,066,072 related to appreciated investment securities and $3,229,458 related to depreciated investment securities.

Key to abbreviations:
REIT — Real Estate Investment Trust

Portfolio Sectors
(% of portfolio market value) (Unaudited)

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — JUNE 30, 2015

	SA	SA	SA
	U.S. Fixed	Global Fixed	U.S. Core
	Income Fund	Income Fund	Market Fund
ASSETS
Investments in securities, at value	$608,866,443	$836,143,683	$721,062,860
Cash	727	245	47,502
Foreign currency, at value	—	55,992	—
Receivable for investments sold	15,112,621	1,678,886	714,345
Dividends and interest receivable	2,194,103	5,161,519	675,144
Receivable for fund shares sold	1,741,372	1,556,222	984,045
Unrealized appreciation on forward foreign currency
exchange contracts (Note 1)	—	1,184,312	—
Receivable from the Adviser (Note 2)	39,858	—	—
Receivable for tax reclaims	—	—	—
Prepaid expenses	16,646	14,397	14,508
Total Assets	627,971,770	845,795,256	723,498,404
LIABILITIES
Payable for investments purchased	15,052,862	4,650,612	1,856,836
Payable for fund shares redeemed	365,038	465,336	502,717
Collateral for securities on loan (Note 1)	—	83,153,360	20,849,645
Unrealized depreciation on forward foreign currency
exchange contracts (Note 1)	—	3,510,690	—
Advisory fee payable (Note 2)	100,170	185,478	303,934
Sub-Advisory fee payable (Note 2)	50,085	30,913	27,037
Administration fee payable (Note 2)	50,085	61,826	58,523
Sub-Administration fee payable (Note 2)	9,092	11,333	10,683
Custody and accounting fees payable	15,493	27,184	20,496
Trustees’ fees payable (Note 2)	6,889	6,889	6,889
Shareholder servicing fee payable (Note 2)	125,213	154,565	146,306
Transfer agent fee payable	20,885	23,028	26,316
Professional fees payable	31,167	31,900	28,099
Accrued expenses and other liabilities	15,486	19,227	16,899
Total Liabilities	15,842,465	92,332,341	23,854,380

NET ASSETS	$612,129,305	$753,462,915	$699,644,024
NET ASSETS CONSIST OF:
Capital paid in	$611,339,358	$754,065,868	$392,031,354
Undistributed net investment income (loss)	—	1,337,962	3,580,308
Accumulated net realized gain/(loss)	754,318	502,223	(11,360,171)
Net unrealized appreciation/(depreciation) on:
Investments (1)	35,629	(139,054)	315,392,533
Foreign currency and forward currency transactions	—	(2,304,084)	—

NET ASSETS	$612,129,305	$753,462,915	$699,644,024
Shares of beneficial interest outstanding
($0.01 par value, unlimited shares authorized)	59,984,212	78,265,277	35,925,660
Net asset value per share	$10.20	$9.63	$19.47

Identified cost of investments	$608,830,814	$836,282,737	$405,670,327
Cost of foreign currency	$—	$58,526	$—
(1) Net of deferred capital gain country tax of:	$—	$—	$—

See notes to financial statements.

SA	SA U.S.	SA International	SA International	SA	SA
U.S. Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$566,653,550	$481,254,394	$795,782,780	$337,778,640	$170,827,670	$167,069,257
6,015	9,046	193,787	110,764	20,378	460
—	—	2,520,207	—	540,531	—
1,262,694	3,516,848	35,089	—	13,128	9,104
618,686	248,238	1,991,614	—	923,375	558,943
774,790	468,808	969,266	452,689	428,336	322,629

—	—	—	—	—	—
—	28,792	—	47,812	24,726	13,452
—	—	622,701	—	12,586	—
13,411	11,805	14,608	12,835	11,664	11,574
569,329,146	485,537,931	802,130,052	338,402,740	172,802,394	167,985,419

1,134,392	4,176,406	2,177,244	110,000	358,106	311,195
404,836	349,962	607,824	263,412	78,638	122,715
20,795,285	76,103,905	87,815,050	—	4,708,108	7,087,029

—	—	—	—	—	—
238,272	168,069	360,320	169,554	82,765	67,508
45,664	117,648	120,107	—	68,971	20,252
45,664	33,614	60,053	28,259	13,794	13,502
8,266	6,097	10,851	5,040	2,571	2,632
14,110	19,427	32,105	5,534	36,303	7,827
6,889	6,889	6,889	6,889	6,889	6,889
114,161	84,034	150,133	70,648	34,486	33,754
25,756	25,442	26,427	25,432	22,755	23,312
28,098	35,154	35,154	48,084	42,609	35,895
14,513	11,615	18,318	10,572	125,970	7,394
22,875,906	81,138,262	91,420,475	743,424	5,581,965	7,739,904

$546,453,240	$404,399,669	$710,709,577	$337,659,316	$167,220,429	$160,245,515

$363,132,532	$256,827,147	$680,206,203	$244,117,886	$183,672,783	$122,351,917
3,421,381	381,702	11,548,912	(252,704)	309,339	1,025,139
16,805,021	14,911,021	(26,489,231)	(17,544,549)	(1,926,776)	(6,571,083)

163,094,306	132,279,799	45,482,826	111,338,683	(14,829,094)	43,439,542
—	—	(39,133)	—	(5,823)	—

$546,453,240	$404,399,669	$710,709,577	$337,659,316	$167,220,429	$160,245,515

31,321,274	15,771,314	62,666,974	16,524,055	18,475,499	15,979,439
$17.45	$25.64	$11.34	$20.43	$9.05	$10.03

$403,559,244	$348,974,595	$750,299,954	$226,439,957	$185,542,600	$123,629,715
$—	$—	$2,515,234	$—	$543,322	$—
$—	$—	$—	$—	$114,164	$—

See notes to financial statements.

STATEMENTS OF OPERATIONS—YEAR ENDED JUNE 30, 2015

	SA U.S.	SA Global	SA U.S.
	Fixed Income	Fixed Income	Core Market
	Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$13,609,288
Interest (1)	3,778,936	13,743,113	113,901
Other income	2,500	—	59,885
Taxes withheld	—	—	(1,703)
Total Income	3,781,436	13,743,113	13,781,371
Expenses:
Advisory fees (Note 2)	1,187,976	2,243,604	3,464,402
Shareholder Services fees (Note 2)	1,484,970	1,869,670	1,732,201
Administration fees (Note 2)	593,988	747,868	692,880
Sub-Advisory fees (Note 2)	593,988	373,934	320,111
Expense recouped by Adviser (Note 2)	—	46,311	83,279
Sub-Administration fees (Note 2)	105,704	132,799	123,495
Trustees’ fees and expenses (Note 2)	28,417	28,417	28,417
Custody and accounting fees	94,073	164,770	142,090
Transfer agent fees	120,161	133,114	151,161
Professional fees *	77,919	78,651	78,921
Registration fees	51,491	48,269	41,399
Other expenses **	68,072	72,801	71,756
Total expenses before waivers and reimbursements:	4,406,759	5,940,208	6,930,112
Less: Fee waiver by Adviser (Note 2)	(545,837)	—	(308)
Net expenses	3,860,922	5,940,208	6,929,804
Net investment income	(79,486)	7,802,905	6,851,567

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments (2)	1,483,168	(17,527,895)	29,298,170
Foreign currency and forward currency transactions	—	44,392,972	—
Increase/(decrease) in unrealized appreciation/(depreciation) on:
Investments (3)	(606,570)	(28,220,210)	5,864,262
Foreign currency and forward currency transactions	—	554,129	—
Net realized and unrealized gain (loss) on investments and
foreign currency transactions	876,598	(801,004)	35,162,432

Net increase (decrease) in net assets resulting from operations	$797,112	$7,001,901	$42,013,999
(1) Interest income includes security lending income of:	$—	$118,478	$113,893
(2) Net of capital gain country tax of:	$—	$—	$—
(3) Net of increase of deferred capital gain country tax accrual of:	$—	$—	$—
*	Professional fees include, but are not limited to, fees associated with legal, audit and tax services.

**	Other expenses include, but are not limited to, fees associated with insurance and printing services.

See notes to financial statements.

SA U.S.	SA U.S.	SA International	SA International	SA	SA
Value	Small Company	Value	Small Company	Emerging Markets	Real Estate
Fund	Fund	Fund	Fund	Value Fund	Securities Fund

$11,856,553	$5,279,512	$24,892,096	$7,276,287	$4,862,525	$4,738,565
119,963	444,061	730,848	—	62,263	21,604
914	3,775	—	—	3,980	—
(141)	(794)	(1,879,140)	—	(615,549)	—
11,977,289	5,726,554	23,743,804	7,276,287	4,313,219	4,760,169

2,698,461	1,952,757	4,215,823	1,942,658	988,407	834,350
1,349,231	976,379	1,756,593	809,441	411,836	417,175
539,692	390,552	702,637	323,776	164,734	166,870
539,692	1,366,930	1,405,274	—	823,672	250,305
15,579	—	—	16,322	—	—
96,215	69,272	124,879	57,429	29,775	30,221
28,417	28,417	28,417	28,417	28,417	28,417
93,152	122,109	244,754	33,119	266,335	47,954
147,969	146,160	151,882	146,075	130,020	133,502
78,919	85,325	85,325	174,005	95,599	86,066
36,585	31,842	40,005	32,094	34,806	29,187
60,187	44,878	77,301	48,229	38,942	28,054
5,684,099	5,214,621	8,832,890	3,611,565	3,012,543	2,052,101
(16,327)	(528,002)	—	(50,025)	(623,893)	(383,400)
5,667,772	4,686,619	8,832,890	3,561,540	2,388,650	1,668,701
6,309,517	1,039,935	14,910,914	3,714,747	1,924,569	3,091,468

28,043,095	19,901,929	15,829,203	9,007,005	(949,536)	1,233,333
—	—	(553,751)	—	(154,181)	—

(20,432,329)	(1,504,398)	(77,825,067)	(29,547,570)	(22,737,871)	858,715
—	—	(83,360)	—	(8,577)	—

7,610,766	18,397,531	(62,632,975)	(20,540,565)	(23,850,165)	2,092,048

$13,920,283	$19,437,466	$(47,722,061)	$(16,825,818)	$(21,925,596)	$5,183,516
$119,957	$444,055	$730,876	$—	$62,173	$21,601
$—	$—	$—	$—	$17,197	$—
$—	$—	$—	$—	$(261,273)	$—

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund
	Year Ended	Year Ended
	06/30/2015	06/30/2014
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$(79,486)	$(1,147,057)
Net realized gain/(loss) on investments and foreign currency transactions	1,483,168	550,396
Net increase/(decrease) in unrealized appreciation/(depreciation)	(606,570)	489,449
Net increase/(decrease) in net assets from operations	797,112	(107,212)

Distributions to shareholders from:
Net investment income	—	—
Net realized gains	(165,210)	(114,951)
Total distributions	(165,210)	(114,951)

Share transactions
Proceeds from sale of shares	161,763,388	205,195,471
Value of distributions reinvested	160,985	113,239
Cost of shares redeemed	(114,631,739)	(71,857,450)
Total share transactions	47,292,634	133,451,260
Total increase/(decrease) in net assets	47,924,536	133,229,097
NET ASSETS
Beginning of year	564,204,769	430,975,672
End of year	$612,129,305	$564,204,769

Undistributed net investment income (loss), end of year	$—	$(612,924)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	15,867,094	20,122,851
Issued for distributions reinvested	15,814	11,113
Shares redeemed	(11,243,265)	(7,046,868)
Net increase in fund shares	4,639,643	13,087,096

See notes to financial statements.

SA Global Fixed Income Fund		SA U.S. Core Market Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2015	06/30/2014	06/30/2015	06/30/2014

$7,802,905	$6,634,921	$6,851,567	$5,089,863
26,865,077	(21,406,344)	29,298,170	17,679,691
(27,666,081)	21,476,603	5,864,262	99,956,657
7,001,901	6,705,180	42,013,999	122,726,211

(11,505,689)	(5,661,444)	(5,704,448)	(4,667,969)
(559,293)	—	—	—
(12,064,982)	(5,661,444)	(5,704,448)	(4,667,969)

165,968,789	215,446,045	147,211,182	161,518,084
11,829,069	5,604,172	5,622,603	4,624,960
(143,859,335)	(101,304,016)	(151,625,494)	(104,492,882)
33,938,523	119,746,201	1,208,291	61,650,162
28,875,442	120,789,937	37,517,842	179,708,404

724,587,473	603,797,536	662,126,182	482,417,778
$753,462,915	$724,587,473	$699,644,024	$662,126,182

$1,337,962	$(20,725,338)	$3,580,308	$2,525,118

17,113,279	22,265,838	7,715,749	9,536,614
1,227,244	582,252	292,844	272,056
(14,834,949)	(10,470,837)	(7,898,700)	(6,167,294)
3,505,574	12,377,253	109,893	3,641,376

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund
	Year Ended	Year Ended
	06/30/2015	06/30/2014
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$6,309,517	$4,111,519
Net realized gain/(loss) on investments and foreign currency transactions	28,043,095	26,486,498
Net increase/(decrease) in unrealized appreciation/(depreciation)	(20,432,329)	77,055,275
Net increase/(decrease) in net assets from operations	13,920,283	107,653,292

Distributions to shareholders from:
Net investment income	(5,065,746)	(3,577,447)
Net realized gains	(26,595,456)	(8,710,628)
Total distributions	(31,661,202)	(12,288,075)

Share transactions
Proceeds from sale of shares	114,631,875	126,344,779
Value of distributions reinvested	31,194,488	12,171,498
Cost of shares redeemed	(108,446,545)	(90,920,816)
Total share transactions	37,379,818	47,595,461
Total increase/(decrease) in net assets	19,638,899	142,960,678
NET ASSETS
Beginning of year	526,814,341	383,853,663
End of year	$546,453,240	$526,814,341

Undistributed net investment income (loss), end of year	$3,421,381	$2,293,987
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	6,480,930	7,661,054
Issued for distributions reinvested	1,828,516	736,328
Shares redeemed	(6,133,527)	(5,495,166)
Net increase in fund shares	2,175,919	2,902,216

See notes to financial statements.

SA U.S. Small Company Fund		SA International Value Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2015	06/30/2014	06/30/2015	06/30/2014

$1,039,935	$164,838	$14,910,914	$23,052,433
19,901,929	21,935,831	15,275,452	17,513,594
(1,504,398)	51,204,312	(77,908,427)	101,517,103
19,437,466	73,304,981	(47,722,061)	142,083,130

(393,583)	(352,555)	(23,676,271)	(11,554,773)
(19,591,317)	(8,734,416)	—	—
(19,984,900)	(9,086,971)	(23,676,271)	(11,554,773)

75,990,194	84,792,347	156,175,705	160,085,163
19,702,942	9,005,698	23,356,388	11,448,261
(75,839,698)	(71,133,410)	(123,335,039)	(98,573,854)
19,853,438	22,664,635	56,197,054	72,959,570
19,306,004	86,882,645	(15,201,278)	203,487,927

385,093,665	298,211,020	725,910,855	522,422,928
$404,399,669	$385,093,665	$710,709,577	$725,910,855

$381,702	$(149,732)	$11,548,912	$20,758,714

3,044,668	3,496,711	13,575,569	13,553,071
808,824	370,757	2,182,840	987,771
(3,024,081)	(2,929,731)	(10,747,480)	(8,322,181)
829,411	937,737	5,010,929	6,218,661

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund
	Year Ended	Year Ended
	06/30/2015	06/30/2014
INCREASE/(DECREASE) IN NET ASSETS
Operations:
Net investment income/(loss)	$3,714,747	$2,199,022
Net realized gain/(loss) on investments and foreign currency transactions	9,007,005	9,242,435
Net increase/(decrease) in unrealized appreciation/(depreciation)	(29,547,570)	60,765,834
Net increase/(decrease) in net assets from operations	(16,825,818)	72,207,291

Distributions to shareholders from:
Net investment income	(5,027,536)	(4,973,670)
Net realized gains	(1,916,305)	—
Total distributions	(6,943,841)	(4,973,670)

Share transactions
Proceeds from sale of shares	72,950,735	75,261,696
Value of distributions reinvested	6,848,891	4,926,274
Cost of shares redeemed	(55,704,361)	(43,401,345)
Total share transactions	24,095,265	36,786,625
Total increase/(decrease) in net assets	325,606	104,020,246
NET ASSETS
Beginning of year	337,333,710	233,313,464
End of year	$337,659,316	$337,333,710

Undistributed net investment income (loss), end of year	$(252,704)	$96,552
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	3,638,232	3,676,282
Issued for distributions reinvested	364,303	245,699
Shares redeemed	(2,775,158)	(2,113,831)
Net increase in fund shares	1,227,377	1,808,150

See notes to financial statements.

SA Emerging Markets Value Fund		SA Real Estate Securities Fund
Year Ended	Year Ended	Year Ended	Year Ended
06/30/2015	06/30/2014	06/30/2015	06/30/2014

$1,924,569	$1,421,560	$3,091,468	$2,971,810
(1,103,717)	(348,406)	1,233,333	538,018
(22,746,448)	17,108,480	858,715	12,484,569
(21,925,596)	18,181,634	5,183,516	15,994,397

(2,195,315)	(1,050,092)	(3,700,920)	(2,151,440)
(196,315)	(1,030,334)	—	—
(2,391,630)	(2,080,426)	(3,700,920)	(2,151,440)

57,021,002	62,163,483	39,638,961	44,682,005
2,357,432	2,061,142	3,636,384	2,128,426
(30,173,918)	(14,983,433)	(34,710,337)	(15,495,137)
29,204,516	49,241,192	8,565,008	31,315,294
4,887,290	65,342,400	10,047,604	45,158,251

162,333,139	96,990,739	150,197,911	105,039,660
$167,220,429	$162,333,139	$160,245,515	$150,197,911

$309,339	$648,913	$1,025,139	$1,633,600

5,915,712	6,335,272	3,771,048	4,928,644
263,990	211,399	339,215	253,384
(3,148,790)	(1,510,703)	(3,246,090)	(1,690,430)
3,030,912	5,035,968	864,173	3,491,598

See notes to financial statements.

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed
	Income Fund
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2015		June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$10.19		$10.20		$10.24	$10.27	$10.28

Income from Investment Operations:
Net investment income/(loss)	0.00	(1)	(0.02)		(0.01)	0.01	0.02
Net realized and unrealized
gain on investments	0.01		0.01		—	0.01	0.06
Total from investment operations	0.01		(0.01)		(0.01)	0.02	0.08

Less Distributions:
Distributions from net investment income	—		—		—	(0.01)	(0.02)
Distributions from capital gains	(0.00	)(1)	(0.00	)(1)	(0.03)	(0.04)	(0.07)
Total distributions	(0.00	)(1)	(0.00	)(1)	(0.03)	(0.05)	(0.09)

Net asset value, end of period	$10.20		$10.19		$10.20	$10.24	$10.27

Total return	0.22%		(0.07)%		(0.10)%	0.16%	0.80%
Net assets, end of period (000s)	$612,129		$564,205		$430,976	$368,700	$324,334
Ratio of net expenses to average net assets	0.65%		0.65%		0.65%	0.65%	0.65%
Ratio of gross expenses to average net assets (2)	0.74%		0.75%		0.81%	0.83%	0.89%
Ratio of net investment income/(loss) to average
net assets	(0.01)%		(0.23)%		(0.14)%	0.05%	0.24%
Portfolio turnover rate	202%		94%		33%	95%	92%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (2)	$(0.01)		$(0.03)		$(0.03)	$(0.01)	$(0.00	)(1)

(1)	Amount rounds to less than $0.005 per share.
(2)	Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed
	Income Fund
	Year Ended	Year Ended		Year Ended		Year Ended		Year Ended
	June 30, 2015	June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011
Net Asset Value, Beginning of Period	$9.69	$9.68		$9.95		$10.03		$10.24

Income from Investment Operations:
Net investment income	0.11	0.10		0.11		0.19		0.21
Net realized and unrealized
gain/(loss) on investments	(0.01)	—		(0.06)		—		—
Total from investment operations	0.10	0.10		0.05		0.19		0.21

Less Distributions:
Distributions from net investment income	(0.15)	(0.09)		(0.32)		(0.27)		(0.42)
Distributions from capital gains	(0.01)	—		—		—		—
Total distributions	(0.16)	(0.09)		(0.32)		(0.27)		(0.42)

Net asset value, end of period	$9.63	$9.69		$9.68		$9.95		$10.03

Total return	1.00%	0.99%		0.48%		1.96%		2.12%
Net assets, end of period (000s)	$753,463	$724,587		$603,798		$555,836		$559,666
Ratio of net expenses to average net assets	0.79%	0.80%		0.80%		0.82%		0.85%
Ratio of gross expenses to
average net assets	0.79%	0.80	%(1)	0.80	%(1)	0.82	%(1)	1.15	%(1)
Ratio of net investment income to average
net assets	1.04%	1.00%		1.19%		1.85%		2.32%
Portfolio turnover rate	72%	24%		36%		36%		15%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been	$0.11	$0.10	(1)	$0.11	(1)	$0.19	(1)	$0.18	(1)

(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Core
	Market Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$18.49	$14.99	$12.57	$12.31	$9.48

Income from Investment Operations:
Net investment income	0.19	0.14	0.17	0.13	0.11
Net realized and unrealized
gain on investments	0.95	3.50	2.44	0.21	2.85
Total from investment operations	1.14	3.64	2.61	0.34	2.96

Less Distributions:
Distributions from net investment income	(0.16)	(0.14)	(0.19)	(0.08)	(0.13)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.16)	(0.14)	(0.19)	(0.08)	(0.13)

Net asset value, end of period	$19.47	$18.49	$14.99	$12.57	$12.31

Total return	6.22%	24.36%	20.98%	2.80%	31.36%
Net assets, end of period (000s)	$699,644	$662,126	$482,418	$405,579	$416,164
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.00%	1.00%	1.07%	1.09%	1.19%
Ratio of net investment income to average
net assets	0.99%	0.89%	1.20%	1.04%	0.93%
Portfolio turnover rate	10%	11%	5%	6%	9%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (1)	$0.19	$0.14	$0.16	$0.12	$0.09

(1)      Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$18.08	$14.63	$11.22	$11.81	$8.81

Income from Investment Operations:
Net investment income	0.20	0.14	0.15	0.13	0.12
Net realized and unrealized
gain/(loss) on investments	0.23	3.77	3.41	(0.62)	2.98
Total from investment operations	0.43	3.91	3.56	(0.49)	3.10

Less Distributions:
Distributions from net investment income	(0.17)	(0.13)	(0.15)	(0.10)	(0.10)
Distributions from capital gains	(0.89)	(0.33)	—	—	—
Total distributions	(1.06)	(0.46)	(0.15)	(0.10)	(0.10)

Net asset value, end of period	$17.45	$18.08	$14.63	$11.22	$11.81

Total return	2.54%	27.01%	31.92%	(4.02)%	35.33%
Net assets, end of period (000s)	$546,453	$526,814	$383,854	$308,668	$322,289
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of gross expenses to average net assets (1)	1.05%	1.06%	1.14%	1.17%	1.26%
Ratio of net investment income to average
net assets	1.17%	0.90%	1.14%	1.21%	1.09%
Portfolio turnover rate	23%	20%	21%	11%	21%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.20	$0.14	$0.14	$0.12	$0.09
(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S.
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$25.77	$21.29	$16.94	$17.51	$12.54

Income from Investment Operations:
Net investment income	0.07	0.01	0.18	0.05	0.03
Net realized and unrealized
gain/(loss) on investments	1.11	5.12	4.40	(0.54)	4.98
Total from investment operations	1.18	5.13	4.58	(0.49)	5.01

Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.21)	—	(0.04)
Distributions from capital gains	(1.28)	(0.62)	(0.02)	(0.08)	—
Total distributions	(1.31)	(0.65)	(0.23)	(0.08)	(0.04)

Net asset value, end of period	$25.64	$25.77	$21.29	$16.94	$17.51

Total return	4.81%	24.29%	27.26%	(2.74)%	39.96%
Net assets, end of period (000s)	$404,400	$385,094	$298,211	$245,839	$266,628
Ratio of net expenses to average net assets	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of gross expenses to average net assets (1)	1.34%	1.35%	1.43%	1.45%	1.56%
Ratio of net investment income to average
net assets	0.27%	0.05%	0.96%	0.31%	0.17%
Portfolio turnover rate	11%	13%	23%	14%	16%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (1)	$0.03	$(0.01)	$0.14	$0.01	$(0.03)

(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$12.59	$10.16	$8.96	$11.50	$8.96

Income from Investment Operations:
Net investment income	0.22	0.40	0.23	0.24	0.23
Net realized and unrealized
gain/(loss) on investments	(1.08)	2.25	1.25	(2.57)	2.50
Total from investment operations	(0.86)	2.65	1.48	(2.33)	2.73

Less Distributions:
Distributions from net investment income	(0.39)	(0.22)	(0.28)	(0.21)	(0.19)
Distributions from capital gains	—	—	—	—	—
Total distributions	(0.39)	(0.22)	(0.28)	(0.21)	(0.19)

Net asset value, end of period	$11.34	$12.59	$10.16	$8.96	$11.50

Total return	(6.62)%	26.23%	16.59%	(20.23)%	30.63%
Net assets, end of period (000s)	$710,710	$725,911	$522,423	$442,289	$536,333
Ratio of net expenses to average net assets	1.26%	1.26%	1.33%	1.34%	1.34%
Ratio of gross expenses to average net assets	1.26%	1.26%	1.33%	1.34%	1.34%
Ratio of net investment income to average
net assets	2.12%	3.58%	2.32%	2.60%	2.12%
Portfolio turnover rate	21%	15%	17%	22%	25%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been	$0.22	$0.40	$0.23	$0.24	$0.23

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International
	Small Company Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$22.05	$17.30	$15.07	$18.25	$13.64

Income from Investment Operations:
Net investment income	0.23	0.15	0.24	0.30	0.27
Net realized and unrealized
gain/(loss) on investments	(1.42)	4.95	2.39	(3.29)	4.54
Total from investment operations	(1.19)	5.10	2.63	(2.99)	4.81

Less Distributions:
Distributions from net investment income	(0.31)	(0.35)	(0.40)	(0.19)	(0.20)
Distributions from capital gains	(0.12)	—	—	—	—
Total distributions	(0.43)	(0.35)	(0.40)	(0.19)	(0.20)

Net asset value, end of period	$20.43	$22.05	$17.30	$15.07	$18.25

Total return	(5.21)%	29.68%	17.55%	(16.35)%	35.39%
Net assets, end of period (000s)	$337,659	$337,334	$233,313	$192,472	$231,248
Ratio of net expenses to average net assets †	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of gross expenses to average
net assets (1)†	1.12%	1.10%	1.17%	1.18%	1.19%
Ratio of net investment income to average
net assets †	1.15%	0.75%	1.46%	1.92%	1.58%
Ratio of expenses to average net assets
for the DFA Portfolio, (unaudited) (2)†	0.53%	0.53%	0.56%	0.56%	0.55%
Ratio of expenses to average net
assets for the DFA Portfolio (3)†	0.53%	0.54%	0.56%	0.55%	0.56%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.23	$0.15	$0.23	$0.29	$0.26

†	The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Company Fund. The financial statements of the DFA Portfolio are included elsewhere in this report.
(1)	Gross expenses before waivers of expenses.
(2)	The DFA Portfolio expense ratios are as of April 30, 2015, 2014, 2013, 2012, and 2011, respectively and are unaudited.
(3)	The DFA Portfolio expense ratios are for the fiscal years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging
	Markets Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$10.51	$9.32	$9.28	$12.40	$10.04

Income from Investment Operations:
Net investment income	0.11	0.10	0.08	0.09	0.06
Net realized and unrealized
gain/(loss) on investments	(1.43)	1.26	0.03	(2.85)	2.54
Total from investment operations	(1.32)	1.36	0.11	(2.76)	2.60

Less Distributions:
Distributions from net investment income	(0.13)	(0.08)	(0.07)	(0.09)	(0.04)
Distributions from capital gains	(0.01)	(0.09)	—	(0.27)	(0.20)
Total distributions	(0.14)	(0.17)	(0.07)	(0.36)	(0.24)

Net asset value, end of period	$9.05	$10.51	$9.32	$9.28	$12.40

Total return	(12.53)%	14.70%	1.13%	(22.19)%	25.98%
Net assets, end of period (000s)	$167,220	$162,333	$96,991	$76,901	$79,675
Ratio of net expenses to average net assets	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (1)	1.83%	1.93%	2.03%	2.10%	2.08%
Ratio of net investment income to average
net assets	1.17%	1.12%	0.90%	0.99%	0.53%
Portfolio turnover rate	14%	10%	7%	13%	14%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income/(loss)
per share would have been (1)	$0.07	$0.06	$0.03	$0.03	$(0.01)

(1)       Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate
	Securities Fund
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	June 30, 2015	June 30, 2014		June 30, 2013	June 30, 2012	June 30, 2011
Net Asset Value, Beginning of Period	$9.94	$9.04		$8.50	$7.68	$5.89

Income from Investment Operations:
Net investment income	0.19	0.20		0.15	0.21	0.08
Net realized and unrealized
gain on investments	0.13	0.86		0.51	0.71	1.86
Total from investment operations	0.32	1.06		0.66	0.92	1.94

Less Distributions:
Distributions from net investment income	(0.23)	(0.16)		(0.12)	(0.10)	(0.15)
Distributions from capital gains	—	—		—	—	—
Total distributions	(0.23)	(0.16)		(0.12)	(0.10)	(0.15)

Net asset value, end of period	$10.03	$9.94		$9.04	$8.50	$7.68

Total return	3.12%	12.10%		7.81%	12.19%	33.39%
Net assets, end of period (000s)	$160,246	$150,198		$105,040	$91,427	$78,545
Ratio of net expenses to average net assets	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (1)	1.23%	1.31%		1.38%	1.42%	1.61%
Ratio of net investment income to average
net assets	1.85%	2.43%		1.67%	2.77%	1.16%
Portfolio turnover rate	3%	0	%(2)	2%	4%	7%
Without giving effect to the expense waiver
described in Note 2 to the Financial
Statements, net investment income
per share would have been (1)	$0.17	$0.18		$0.11	$0.18	$0.04

(1)	Gross expenses before waivers of expenses.
(2)	Amount rounds to less than 0.5%.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015

1. Organization and Significant Accounting Policies

SA Funds — Investment Trust (the “Trust”) is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios (“Funds”) of shares of beneficial interest and different classes of shares of each Fund. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), and currently offers the following nine Funds, each of which is a diversified mutual fund as defined in the 1940 Act:

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Core Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund
SA Real Estate Securities Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund, which commenced operations on April 2, 2007.

SA International Small Company Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”), a series of DFA Investment Dimensions Group Inc., an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series, each a series of The DFA Investment Trust Company (each a “Series”), an open-end management investment company. As of June 30, 2015, SA International Small Company Fund held approximately 3.62% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio and the Series in which it invests are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund.

Use of Estimates — The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price. Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates. Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Shares of registered open-end investment companies are valued at the investment company’s net asset value. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board”) pursuant to procedures approved by the Board. Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Funds adopted provisions respecting fair value measurement which provide enhanced guidance for using fair value to measure assets and liabilities. The Funds value their investments based on a three-tier hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-tier hierarchy of inputs is summarized in the three broad levels below.

Level 1 – quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

Fair value pricing involves subjective judgment and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

The tables below provide a summary of the inputs as of June 30, 2015, in valuing each Fund’s investments:

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	June 30, 2015
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA U.S. Fixed Income Fund (a)
Bonds and Notes	$—	$605,673,256	$—	$605,673,256
Short-Term Investments	3,193,187	—	—	3,193,187
Total Investments	$3,193,187	$605,673,256	$—	$608,866,443
SA Global Fixed Income Fund (a)
Assets:
Bonds and Notes	$—	$744,276,561	$—	$744,276,561
Short-Term Investments	8,713,762	—	—	8,713,762
Collateral For Securities on Loan	83,153,360	—	—	83,153,360
Forward Foreign Currency Contracts	—	1,184,312	—	1,184,312
Total Investments	$91,867,122	$745,460,873	$—	$837,327,995
Liabilities:
Forward Foreign Currency Contracts	$—	$(3,510,690)	$—	$(3,510,690)
SA U.S. Core Market Fund (a)(d)
Common Stocks	$668,555,510	$—	$11,286	$668,566,796
Rights & Warrants	3,929	—	—	3,929
Mutual Funds	29,150,561	—	—	29,150,561
Short-Term Investments	2,491,929	—	—	2,491,929
Collateral For Securities on Loan	20,849,645	—	—	20,849,645
Total Investments	$721,051,574	$—	$11,286	$721,062,860
SA U.S. Value Fund (a)
Common Stocks	$544,797,264	$—	$—	$544,797,264
Short-Term Investments	1,061,001	—	—	1,061,001
Collateral For Securities on Loan	20,795,285	—	—	20,795,285
Total Investments	$566,653,550	$—	$—	$566,653,550
SA U.S. Small Company Fund (a)(e)
Common Stocks	$402,750,374	$—	$21,051 †	$402,771,425
Rights & Warrants	702	—	— †	702
Short-Term Investments	2,378,362	—	—	2,378,362
Collateral For Securities on Loan	76,103,905	—	—	76,103,905
Total Investments	$481,233,343	$—	$21,051	$481,254,394

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

	Investments in Securities
	Unadjusted	Significant
	Quoted Prices in	Other	Significant
	Active Markets	Observable	Unobservable	Balance as of
	for Identical	Inputs	Inputs	June 30, 2015
Description	Investments (Level 1)	(Level 2)*	(Level 3)	Total
SA International Value Fund (b)
Common Stocks	$699,246,440	$—	$— †	$699,246,440
Preferred Stocks	7,654,284	—	—	7,654,284
Rights & Warrants	64,005	—	—	64,005
Short-Term Investments	1,003,001	—	—	1,003,001
Collateral For Securities on Loan	87,815,050	—	—	87,815,050
Total Investments	$795,782,780	$—	$—	$795,782,780
SA International Small Company Fund (a)
Mutual Funds	$337,778,640	$—	$—	$337,778,640
Total Investments	$337,778,640	$—	$—	$337,778,640
SA Emerging Markets Value Fund (c)
Common Stocks	$159,812,871 †	$412,832 †	$42,082	$160,267,785
Preferred Stocks	5,305,168	—	—	5,305,168
Rights & Warrants	2,533	—	—	2,533
Short-Term Investments	544,076	—	—	544,076
Collateral For Securities on Loan	4,708,108	—	—	4,708,108
Total Investments	$170,372,756	$412,832	$42,082	$170,827,670
SA Real Estate Securities Fund (a)
Common Stocks	$158,834,227	$—	$—	$158,834,227
Short-Term Investments	1,148,001	—	—	1,148,001
Collateral For Securities on Loan	7,087,029	—	—	7,087,029
Total Investments	$167,069,257	$—	$—	$167,069,257

† Includes one or more securities which are valued at zero.

* The end of period timing recognition is used for transfers between levels of the Fund’s assets and liabilities.

(a) For the fiscal year ended June 30, 2015, there was no transfer activity between Level 1 and Level 2.

(b) Common stocks valued at $0 were transferred from Level 1 to Level 2 during the fiscal year ended June 30, 2015. At June 30, 2014, these securities were valued using quoted market prices in active markets without using fair value pricing; at June 30, 2015, these securities were valued using fair value pricing. There were no transfers from Level 2 to Level 1 during the fiscal year ended June 30, 2015. Common stocks valued at $0 were transferred to Level 3 during fiscal year ended June 30, 2015 due to lack of observable market prices.

(c) Common stocks valued at $412,832 were transferred from Level 1 to Level 2 during the fiscal year ended June 30, 2015. Of the $412,832, the Fund’s investments in Greek securities of $212,266 were fair valued due to the Athens Stock Exchange closure. The remaining investments were transferred due to lack of an active market. At June 30, 2014, the common stocks were valued using quoted market prices in active markets without using fair value pricing; at June 30, 2015, these common stocks were valued using fair value pricing. There were no transfers from Level 2 to Level 1 during the fiscal year ended June 30, 2015. Common stocks valued at $42,082 were transferred to Level 3 during the fiscal year ended June 30, 2015 due to lack of observable market prices.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

(d) Common stocks valued at $11,286 were transferred to Level 3 during the fiscal year ended June 30, 2015 due to lack of observable market prices.

(e) Common stocks valued at $21,051 were transferred to Level 3 during the fiscal year ended June 30, 2015 due to lack of observable market prices.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which LWI Financial Inc. (the “Adviser”) specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current market value of the loaned securities with respect to other U.S. securities and 105% of the current market value of the loaned securities with respect to foreign equity securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Prime Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and the Fund.

As of June 30, 2015, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

				Total
				Collateral
		Value of	Value of	(Including
	Value of	Cash	Non-Cash	Calculated
Fund	Securities	Collateral	Collateral*	Mark)†
SA Global Fixed Income Fund	$130,970,701	$83,153,360	$50,669,860	$133,759,685
SA U.S. Core Market Fund	$28,565,505	$20,849,645	$8,222,248	$29,203,417
SA U.S. Value Fund	$29,745,862	$20,795,285	$9,553,674	$30,341,110
SA U.S. Small Company Fund	$84,253,798	$76,103,905	$9,998,225	$86,447,046
SA International Value Fund	$84,839,213	$87,815,050	$1,231,911	$88,137,565
SA Emerging Markets Value Fund	$4,744,446	$4,708,108	$337,415	$5,041,980
SA Real Estate Securities Fund	$7,595,494	$7,087,029	$667,073	$7,784,841

* The Fund cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

† Balances represent the end-of-day mark-to-market of securities lending collateral that will be reflected by the Funds as of the next business day.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks, and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the SA Emerging Markets Value Fund in Russian securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation/(depreciation) on foreign currency and forward currency transactions in a Fund’s Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain/(loss) on foreign currency and forward currency transactions in the Fund’s Statement of Operations.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 2015, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

		Local	Aggregate		Unrealized
	Delivery	Currency	Face	Total	Appreciation/
	Date	Amount	Amount	Value	(Depreciation)
New Zealand Dollar (buy)	8/13/2015	8,612,972	$6,065,689	$5,815,356	$(250,333)
New Zealand Dollar (sell)	8/13/2015	8,612,972	$6,365,198	$5,815,356	$549,842
Pound Sterling (buy)	7/09/2015	22,444,114	$34,847,150	$35,263,516	$416,366
Pound Sterling (sell)	7/09/2015	56,817,819	$86,466,300	$89,270,446	$(2,804,146)
Pound Sterling (sell)	7/20/2015	11,834,182	$18,323,110	$18,592,156	$(269,046)
Singapore Dollar (buy)	8/04/2015	14,560,295	$10,983,746	$10,805,176	$(178,570)
Singapore Dollar (sell)	8/04/2015	28,613,627	$21,443,644	$21,234,135	$209,509
					$(2,326,378)

The Funds have adopted provisions surrounding disclosures regarding derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that will help the SA Global Fixed Income Fund mitigate its counterparty risk, the SA Global Fixed Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the SA Global Fixed Income Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the SA Global Fixed Income Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the SA Global Fixed Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

The following table, grouped into appropriate risk categories, discloses the amounts related to each Fund’s use of derivative instruments and hedging activities at June 30, 2015, on a gross basis:

SA Global Fixed Income Fund

			Gain or (Loss) on Derivatives
			Recognized in Income
	Asset Derivative	Liability Derivative	Realized	Change in
Risk Type	Fair Value(1)	Fair Value(2)	Gain(3)	Appreciation(4)
Foreign currency	$1,184,312	$3,510,690	$44,641,404	$654,393

Forward Currency Contracts Assets and Collateral Held by Counterparty as of June 30, 2015:

	Gross and Net
	Amounts of
	Assets Presented	Financial		Net Amount
	in Statements of	Instruments	Collateral	(not less
Counterparty	Assets & Liabilities	Available for Offset	Received	than $0)
Morgan Stanley and Co. Inc.	$209,509	$(178,570)	$—	$30,939
State Street Bank and Trust Co.	974,803	(527,974)	—	446,829
	$1,184,312	$(706,544)	$—	$477,768

Forward Currency Contracts Liabilities and Collateral Pledged as of June 30, 2015:

	Gross and Net
	Amounts of
	Liabilities Presented	Financial		Net Amount
	in Statements of	Instruments	Collateral	(not less
Counterparty	Assets & Liabilities	Available for Offset	Pledged	than $0)
Citibank N.A. London	$2,804,146	$—	$—	$2,804,146
Morgan Stanley and Co. Inc.	178,570	(178,570)	—	—
State Street Bank and Trust Co.	527,974	(527,974)	—	—
	$3,510,690	$(706,544)	$—	$2,804,146

(1) Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2) Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts held.

(3) Statement of Operations location: Realized gain (loss) on: Foreign currency and forward currency transactions.

(4) Statement of Operations location: Increase (decrease) in unrealized appreciation (depreciation) on: Foreign currency and forward currency translations.

For the fiscal year ended June 30, 2015, the average monthly principal amount of forward foreign currency exchange contracts was $448,396,164.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for U.S. federal income tax purposes.

The Funds characterize distributions received from mutual fund investments on the Statements of Operations using the same characterization as the distribution received.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each Trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposures under these arrangements are unknown as this would involve potential future claims against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Foreign Taxes — Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by each Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of June 30, 2015, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

Federal Income Tax — Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Funds’ taxable income and net capital gain to their shareholders. Therefore, no income tax provision is required.

For federal income tax purposes, realized capital losses may be carried over to offset future realized capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by a Fund in taxable years beginning after December 22, 2010 are not subject to expiration and retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment taxable years.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2015, and for all open tax years, each Fund has determined that no liability for unrecognized tax benefits is required in each Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

As of June 30, 2015, the following Funds had a realized capital loss carryforward, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	Expiring	Expiring
Fund	June 30, 2018	June 30, 2019
SA U.S. Core Market Fund	$11,169,392	$—
SA International Value Fund	26,279,148	—
SA Real Estate Securities Fund	1,661,485	2,306,670

	Unlimited	Unlimited
	Losses	Losses
Fund	Short-Term	Long-Term
SA Emerging Markets Value Fund	$—	$1,913,024

The federal income tax character of distributions paid to shareholders during the fiscal years ended June 30, 2015 and 2014 were as follows:

		2015
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$—	$165,210	$165,210
SA Global Fixed Income Fund	12,041,903	23,079	12,064,982
SA U.S. Core Market Fund	5,704,448	—	5,704,448
SA U.S. Value Fund	5,065,746	26,595,456	31,661,202
SA U.S. Small Company Fund	1,154,050	18,830,850	19,984,900
SA International Value Fund	23,676,271	—	23,676,271
SA International Small Company Fund	5,027,536	1,916,305	6,943,841
SA Emerging Markets Value Fund	2,391,630	—	2,391,630
SA Real Estate Securities Fund	3,700,920	—	3,700,920

		2014
	Ordinary	Long-Term
	Income	Capital Gain	Total
SA U.S. Fixed Income Fund	$—	$114,951	$114,951
SA Global Fixed Income Fund	5,661,444	—	5,661,444
SA U.S. Core Market Fund	4,667,969	—	4,667,969
SA U.S. Value Fund	3,577,447	8,710,628	12,288,075
SA U.S. Small Company Fund	2,062,044	7,024,927	9,086,971
SA International Value Fund	11,554,773	—	11,554,773
SA International Small Company Fund	4,973,670	—	4,973,670
SA Emerging Markets Value Fund	1,501,385	579,041	2,080,426
SA Real Estate Securities Fund	2,151,440	—	2,151,440

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

As of June 30, 2015, the components of distributable earnings on a federal income tax basis were:

				Post October
	Undistributed	Undistributed	Unrealized	Capital/Late
	Ordinary	Long-Term	Appreciation/	Year Ordinary	Capital Loss
	Income	Capital Gains	(Depreciation)	Loss	Carryforward
SA U.S. Fixed Income Fund	$709,090	$45,228	$35,629	$—	$—
SA Global Fixed Income Fund	—	521,711	(628,490)	(496,174)	—
SA U.S. Core Market Fund	3,580,308	—	315,201,754	—	(11,169,392)
SA U.S. Value Fund	3,421,381	18,723,298	161,176,029	—	—
SA U.S. Small Company Fund	1,084,250	14,338,791	132,149,481	—	—
SA International Value Fund	11,904,821	—	44,877,701	—	(26,279,148)
SA International Small Company Fund	—	8,910,047	84,884,088	(252,704)	—
SA Emerging Markets Value Fund	876,447	—	(15,415,777)	—	(1,913,024)
SA Real Estate Securities Fund	1,025,139	—	40,836,614	—	(3,968,155)

During the fiscal year ended June 30, 2015, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA International Value Fund, and SA Real Estate Securities Fund utilized $37,477, $29,251,243, $15,706,206 and $1,253,619 of capital loss carryforward, respectively.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income, if any, quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

SA Real Estate Securities Fund characterizes distributions received from real estate investment trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs in which the Fund invests, the characterization will be estimated based on available information, which may include the previous year’s allocation. If new or additional information becomes available from one or more of those REITs at a later date, a recharacterization will be made in the following year. The Fund records any amount recharacterized as dividend income as ordinary income, any amount recharacterized as long-term capital gain as realized gain in the Statement of Operations, and any amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed the sum of net investment income and net capital gains for federal income tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, passive foreign investment companies, non-REIT return of capital, and foreign currency transactions that will reverse in a subsequent period. During any particular year, a Fund’s net realized gains from investment transactions in excess of available capital loss carry forwards will be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

2. Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with the Adviser (the “Investment Advisory Agreement”) under which the Adviser manages the investments of, and provides administrative services to, each Fund. The Adviser is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. Werba Reinhard, Inc. is controlled by Mr. Eli Reinhard through his sole ownership interest in Arcadia Loring Ward, LLC and Mr. Reinhard’s role as the sole trustee of nine trusts administered for the benefit of Mr. Reinhard’s family, each of which has an ownership interest in Werba Reinhard, Inc. For the advisory services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets as follows:

Advisory
Fund	Fees
SA U.S. Fixed Income Fund	0.20%
SA Global Fixed Income Fund	0.30%
SA U.S. Core Market Fund	0.50%
SA U.S. Value Fund	0.50%
SA U.S. Small Company Fund	0.50%
SA International Value Fund	0.60%
SA International Small Company Fund	0.60%
SA Emerging Markets Value Fund	0.60%
SA Real Estate Securities Fund	0.50%

For the administrative services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

The Trust and the Adviser have jointly entered into an Investment Sub-Advisory Agreement with the Sub-Adviser (the “Sub-Advisory Agreement”). For the sub-advisory services provided to the Funds, the Sub-Adviser is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund’s average daily net assets. SA International Small Company Fund will not pay a fee to the Sub-Adviser for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, the Sub-Adviser receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the Series in which the DFA Portfolio invests.

Sub-Advisory Fees
Fund
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Core Market Fund	0.05%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

*The sub-advisory fee for the SA U.S. Core Market Fund shown here is rounded. The exact fee is 0.0462%. The Sub-Adviser will not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Core Market Fund with respect to any assets of the SA U.S. Core Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Investment Dimensions Group Inc. For its management services, the Sub-Adviser receives an investment advisory fee from the U.S. Micro Cap Portfolio.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

The Trust has a Shareholder Servicing Agreement with the Adviser. For the shareholder services provided to the Funds, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser has contractually agreed to waive its Advisory fees and/or to reimburse expenses to the extent a Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) exceed, in the aggregate, the rate per annum shown in the table below. This agreement will remain in effect until October 28, 2021, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary. This agreement may only be amended or terminated during its term with the approval of the Board.

Expense
Fund	Limitation
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.80%
SA U.S. Core Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.35%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

The Adviser may elect to recapture any amounts waived or reimbursed pursuant to the above agreement, subject to the following conditions: (1) the Adviser must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board must approve the reimbursement, (3) reimbursement will be permitted if, and to the extent that, the relevant Fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Adviser may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund’s operating expenses for the current fiscal year. During the fiscal year ended June 30, 2015, the Adviser recaptured $46,311 from SA Global Fixed Income Fund, $83,279 from SA U.S. Core Market Fund, $15,579 from SA U.S. Value Fund, and $16,322 from SA International Small Company Fund pursuant to these conditions. As of June 30, 2015, the following amounts are subject to this recapture through June 30, 2016, June 30, 2017 and June 30, 2018, respectively.

	Expires	Expires	Expires
Fund	June 30, 2016	June 30, 2017	June 30, 2018
SA U.S. Fixed Income Fund	$625,805	$491,987	$545,837
SA Global Fixed Income Fund	—	—	—
SA U.S. Core Market Fund	316,035	7,972	308
SA U.S. Value Fund	324,339	30,908	16,327
SA U.S. Small Company Fund	606,822	533,168	528,002
SA International Value Fund	—	—	—
SA International Small Company Fund	146,966	790	50,025
SA Emerging Markets Value Fund	534,672	610,232	623,893
SA Real Estate Securities Fund	367,738	373,830	383,400

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

Trustees’ Fees and Expenses — For their services as Trustees, the Trustees of the Trust received an annual retainer fee of $80,000, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board received an additional $8,000 per year. Effective January 1, 2015, the annual retainer fee will be $85,000 and the Chairman of the Board will receive an additional $8,500 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Adviser. During the period prior to October 1, 2014, for the sub-administrative services provided to the Funds, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.0175% of the first $1.5 billion of net assets and 0.015% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually.

As of October 1, 2014, State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets and 0.0175% of net assets over $1.5 billion. The fee is then allocated to each Fund based on the relative net assets of each Fund, subject to a minimum fee of $70,000 annually per Fund, except for SA International Small Company Fund, which is subject to a minimum fee of $50,000 annually. Fees are calculated for the fund complex and then allocated to the Funds based upon each Fund’s total net assets, which may cause a Fund to pay less than the minimum annual charge.

3. Purchases and Sales of Securities

Excluding short-term investments, each Fund’s purchases and sales of securities for the fiscal year ended June 30, 2015 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	$901,350,900	$338,140,710
SA Global Fixed Income Fund	15,045,450	591,153,727
SA U.S. Core Market Fund	—	74,865,183
SA U.S. Value Fund	—	135,165,793
SA U.S. Small Company Fund	—	51,510,684
SA International Value Fund	—	198,403,304
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	52,106,669
SA Real Estate Securities Fund	—	14,291,182

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — JUNE 30, 2015 (Continued)

	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	911,537,358	269,459,650
SA Global Fixed Income Fund	996,670	523,724,672
SA U.S. Core Market Fund	—	65,436,180
SA U.S. Value Fund	—	121,162,969
SA U.S. Small Company Fund	—	44,349,669
SA International Value Fund	—	146,552,840
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	23,019,934
SA Real Estate Securities Fund	—	4,728,290

N/A — Refer to the financial statements of the DFA Portfolio and the Series in which SA International Small Company Fund invests, which are included elsewhere in this report.

4. Subsequent Events

Effective July 1, 2015, the Board of Trustees of the Trust approved a lowering of the management fee for each Fund of the Trust and a lowering of the fee waiver and expense reimbursement for the SA International Value Fund and the SA Emerging Markets Value Fund. As a result of these reductions, the Fees and Expenses section for the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund, found on the Prospectus dated October 29, 2014, respectively, have been amended in the Supplement dated July 1, 2015.

5. Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update 2014-11 Transfers and Servicing (Topic 860)—Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). Effective for interim and annual reporting periods in fiscal years that begin after December 15, 2014, ASU 2014-11 requires repurchase-to-maturity transactions to be accounted as secured borrowings, as if the transferor retains effective control of the transferred assets (even though they are not returned to the transferor at settlement). ASU 2014-11 applies to all entities that enter into repurchase-to-maturity transactions or repurchase financings. Although still evaluating the potential impact of ASU 2014-11, Trust management expects that this will not have a material impact on the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the SA Funds - Investment Trust:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Core Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund (the funds constituting the SA Funds - Investment Trust, hereafter referred to as the “Funds”) at June 30, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2015 by correspondence with the custodian, brokers and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, CA
August 28, 2015

SA FUNDS

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds’ portfolio securities is available without charge, upon request, by calling (800) 366-7266 and on the Securities and Exchange Commission’s website (“SEC”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust’s Form N-PX, which is available after August 31st without charge, upon request, by calling the same number or visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers’ Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board is responsible for managing the business and affairs of the Trust. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust have the responsibility for the day-to-day management of the Funds. The Board’s oversight role does not make the Board a guarantor of the Funds’ investments or activities. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fund’s activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund’s performance. The Board is comprised entirely of Trustees who are not “interested persons” of the Trust, as such term is defined under the 1940 Act (the “Independent Trustees”).

Officers of the Trust listed in the table below whose names are marked with an asterisk (*) are interested persons of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Adviser, Loring Ward Securities Inc. (the “Distributor”) or their affiliated entities. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

			Number of
	Position(s)		Portfolios in
	Held with	Principal	Fund Complex	Other
Name, Address,(1)	Trust and Length of	Occupation(s)	Overseen by	Trusteeships/
and Year of Birth	Time Served(2)	During Past 5 Years	Trustee	Directorships Held
Independent Trustees:
Bryan W. Brown Year of Birth: 1945	Trustee (since April 1999) Chairman (since December 2004)	Self-Employed Management Consultant (financial and technological systems) (since 1992); Chief Financial Officer, Bioexpertise, Inc. (physician’s web-based continuing education) (2003-2014); Chief Financial Officer, ONTHERIX, INC. (a pharmaceutical development company) (since 2008); Chief Financial Officer, DISK-IOPS (a patent licensing company in the high density data storage industry) (2009-2013).	10	Director/Officer, Friends of the California Air & Space Center (aviation museum) (1999-2010).
Charles M. Roame Year of Birth: 1965	Trustee (since June 2012)	Managing Partner, Tiburon Strategic Advisors (provider of strategy consulting and other strategic services to financial services firms) (since 1998).	10

Director, Lee Summer Limited Partners (formerly The Edelman Financial Group (provider of investment advisory services) since January 2014). Director, Envestnet, Inc. (provider of wealth management solutions) (since August 2011).

Harold M. Shefrin Year of Birth: 1948	Trustee (since April 1999)	Faculty member, Santa Clara University (since 1978).	10	Trustee, Litman Gregory Funds Trust (4 portfolios) (since February 2005).

(1)	The address of each Trustee is: LWI Financial Inc., 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed.

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-366-7266. It is also available on the Funds’ website at: http://sa-funds.net.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Officers of the Trust

Position(s)
Held with
Name, Address(1)	Trust and Length of
and Year of Birth	Time Served(2)	Principal Occupation(s) During Past 5 Years
Alexander B. Potts* Year of Birth: 1967	President and Chief Executive Officer (since January 2009).

President and Chief Executive Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since January 2009); President and Chief Executive Officer, Werba Reinhard, Inc. (since January 2008).

Michael R. Clinton* Year of Birth: 1966	Chief Financial and Accounting Officer and Treasurer (since March 2009).

Chief Operating Officer, Chief Financial Officer and Treasurer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since March 2009); Chief Financial Officer and Treasurer, Werba Reinhard, Inc. (since March 2009)

Christopher D. Stanley* Year of Birth: 1983	Vice President, Chief Legal Officer, Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since March 2011).

Vice President, General Counsel and Chief Compliance Officer, LWI Financial Inc., Loring Ward Securities Inc. and Loring Ward Group Inc. (since April 2011); Chief Compliance Officer, The Wealth Management Alliance LLC (since July 2013); Corporate Secretary and General Counsel, Werba Reinhard, Inc. (since April 2011); Director of Compliance, LWI Financial Inc. and Loring Ward Securities Inc. (2009-2011)

Joni Clark* Year of Birth: 1966	Vice President and Chief Investment Officer (since March 2010).	Chief Investment Officer (Consultant), LWI Financial Inc. (since June 2010); Executive Vice President, LWI Financial Inc. (2010-2014); Chief Investment Strategist, LWI Financial Inc. (2007-2010).
Marcy D. Tsagarakis* Year of Birth: 1971	Secretary (since June 2006).	Vice President, Fund Administration, LWI Financial Inc. and Loring Ward Securities Inc. (since 2005).

(1)	The address of each officer is: LWI Financial Inc., 10 Almaden Blvd., 15th Floor, San Jose, CA 95113.

(2)	The Trust’s officers are appointed annually by the Board.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Approval of Investment Advisory Agreement and Sub-Advisory Agreement

At an in-person meeting held on June 9, 2015, the Board, consisting solely of Independent Trustees, considered the renewal for a one-year term of (1) the Investment Advisory Agreement and (2) the Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

Factors Considered in Approving the Advisory Agreements

In approving the renewal of the Advisory Agreements, the Board was advised by counsel to the Independent Trustees and took into account information prepared specifically in connection with its review of the Advisory Agreements at this Meeting and the telephonic meeting of the Board on May 27, 2015 (the “May 27 Telephonic Meeting”), as well as information furnished to the Board throughout the year. The Board also considered the items discussed with representatives of the Trust, the Adviser and the Sub-Adviser during the May 27 Telephonic Meeting. In their deliberations, the Board considered the factors discussed below, among others. The Independent Trustees did not identify any particular piece of information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors:

The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Board considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds and the compensation structures of the Adviser and the Sub-Adviser. The Board noted the oversight role of the Adviser over the Sub-Adviser relating to portfolio construction and management, and compliance with the Funds’ investment objectives and policies, the Trust’s compliance policies and procedures, and applicable laws and regulations, as well as the Adviser’s role in implementing the Board’s directives relating to the Funds. The Board also noted that the Adviser has extensive experience offering asset allocation and risk diversification through investment portfolios such as the Funds. The Board noted the Sub-Adviser’s experience and expertise in constructing portfolios that reflect diverse asset classes and risk levels, as well as the extensive industry experience of the Sub-Adviser’s personnel.

The Board then considered the resources, policies, and procedures and infrastructure of the Adviser and the Sub-Adviser devoted to ensuring compliance with applicable laws and regulations, as well as the Adviser’s and the Sub-Adviser’s commitment to those programs. The Board considered the information received regarding the Adviser’s and the Sub-Adviser’s respective compliance programs and compliance reports received during the prior year. The Board noted that there are currently no known pending regulatory inquiries by the SEC or other regulatory agencies involving the Adviser or Sub-Adviser.

The Board noted that the Adviser continues to provide portfolio management and reporting services, asset-class allocation, shareholder servicing and, if requested, administrative services support to investors and their financial representatives to enhance the effectiveness of the Funds as asset allocation vehicles.

The investment performance of the Funds achieved by the Adviser and the Sub-Adviser. The Board reviewed the short-term and longer-term performance of each of the Funds on both an absolute basis and relative to each Fund’s benchmark index, a performance peer group of funds based on investment style, and comparable funds managed by the Sub-Adviser. The Board noted that it received Fund performance information on a quarterly basis throughout the year. As part of its review, the Board also reviewed a report prepared by an independent consulting firm, Morningstar Associates, LLC (“Morningstar”), which included comparisons of the performance of each Fund to certain funds determined by Morningstar to be comparable based on investment

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

style (the “Morningstar Performance Peer Group”) and the Fund’s benchmark index. The Board examined the performance of each of the Funds for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2014 (or since inception, as applicable).

The Board noted that the Morningstar Performance Peer Group was determined for each Fund without regard to the Fund’s share class characteristics or assets, which allowed selection from a broader universe of funds (i.e., both retail and institutional share classes), with longer performance histories (because the oldest share class of any fund can be used), making performance comparisons more useful over longer time periods. To account for different expense structures, gross returns were used in the Morningstar performance comparisons.

In assessing performance, the Board took into consideration that each Fund is intended to provide exposure to a particular asset class. For this reason, the Board viewed fidelity to asset class characteristics as highly important to its evaluation of the Funds. The Board noted that it looks for Fund performance to track the appropriate benchmark index(es) as closely as possible, given certain practical constraints imposed by the 1940 Act and each Fund’s investment restrictions, size and similar factors. Because the Funds are primarily asset allocation tools, the Board emphasized each Fund’s performance against its asset class benchmark index(es) and its general adherence to asset class representation.

For the SA U.S. Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 4th (bottom) quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2014. The Board took into consideration the Fund’s relatively higher credit quality and shorter duration as a substantial cause of its underperformance.

For the SA Global Fixed Income Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Morningstar Performance Peer Group for the 1-year and 3-year periods ended December 31, 2014, and the 3rd quartile for the 5-year and 10-year periods ended the same date. The Board took into consideration the Fund’s relatively higher credit quality and shorter duration as a substantial cause of its underperformance.

For the SA U.S. Core Market Fund, it was noted that the Fund’s gross total return performance was in the 2nd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year, 5-year and 10-year periods ended December 31, 2014.

For the SA U.S. Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile first among its Morningstar Performance Peer Group for the 1-year period ended December 31, 2014, the 1st quartile for the 3-year and 5-year periods and the 2nd quartile for the 10-year period. The Board found the SA U.S. Value Fund’s performance satisfactory overall despite the more recent underperformance from its overweight in the energy sector.

For the SA U.S. Small Company Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2014, in the 1st quartile for the 3-year and 5-year periods, and in the 3rd quartile for the 10-year period ended the same date. The Board found the SA U.S. Small Company Fund’s performance satisfactory.

For the SA International Value Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2014, and in the 2nd quartile for the 10-year period ended the same date. The Board emphasized the satisfactory longer-term performance.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

For the SA International Small Company Fund, it was noted that the Fund invests substantially all of its assets in the International Small Company Portfolio (the “DFA Portfolio”) of DFA Investment Dimensions Group Inc. It was noted that the Fund’s gross total return performance was in the 4th quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2014 and in the 3rd quartile for the 3-year, 5-year and 10-year periods ended the same date. The Board noted that the underperformance of the Fund’s highly diversified portfolio was largely caused by its underweight to utilities and real estate, which performed well in 2014.

For the SA Emerging Markets Value Fund, it was noted that the Fund’s gross total return performance was in the 4th quartile of its Morningstar Performance Peer Group for the 1-year, 3-year and 5-year periods ended December 31, 2014. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA Emerging Markets Value Fund relative to its Morningstar Performance Peer Group and found the explanations about the value orientation and small-cap bias to be satisfactory.

For the SA Real Estate Securities Fund, it was noted that the Fund’s gross total return performance was in the 3rd quartile of its Morningstar Performance Peer Group for the 1-year period ended December 31, 2014, in the 4th quartile for the 3-year period and the 3rd quartile for the 5-year period ended the same date. The Board questioned the Adviser and Sub-Adviser on the reasons for the underperformance of the SA Real Estate Securities Fund and found the explanations provided satisfactory. The Board noted that the Fund is meant to be broadly representative of an asset class, rather than the top-returning fund in its category. The Board retained confidence in the Adviser and Sub-Adviser to execute the Fund’s investment strategies.

The extent to which the Adviser and the Sub-Adviser realize economies of scale as the Trust grows larger and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board evaluated any apparent or anticipated economies of scale in relation to the services the Adviser provides to each Fund. The Board considered the growth rates in the Funds’ assets, and noted that the Funds are designed to work together as a set of asset allocation choices and that economies of scale (and other factors) are most appropriately assessed on a Trust-level and not on a Fund-by-Fund basis. The Board also noted that although the Funds do not have advisory fee breakpoints, the Adviser has contractually agreed to waive a portion of its advisory fees and/or reimburse each of the Funds for certain expenses so that each Fund does not exceed its operating expense limitation and had taken other steps to reduce Fund operating expenses.

In considering potential economies of scale, the Board noted that the Adviser was still subsidizing certain operations of the Trust through the expense limitation arrangements and that the Adviser had recouped only a portion of the amounts previously waived under these expense limitation arrangements. It was further noted that in recent years the management fees payable to the Adviser were reduced on a majority of the Funds and the operating expense limit was lowered on two Funds, as well as additional reductions applicable this year. The Board concluded that any economies of scale generated at current asset levels were being effectively shared with Fund shareholders.

Total expenses of the Funds and competitiveness of fees to be paid to the Adviser and the Sub-Adviser. The Board considered the gross management fee rates charged by the Adviser and the Sub-Adviser, as well as the effective management fee rates after taking into consideration the Funds’ expense limitation arrangements with the Adviser.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

In considering the management fees and the total fees and expenses of each Fund, the Board reviewed a comparison of each Fund’s effective advisory fee and overall expense ratio to a peer group, consisting of certain funds determined by Morningstar to be comparable based on share class characteristics and assets (the “Morningstar Expense Peer Group”). The Board considered the median of the contractual management fees and overall expense ratios of each peer group.

It was noted that, with the exception of the SA International Small Company Fund, each Fund’s net expense ratio, a figure which includes of all of the Fund’s operating expenses, excluding any dividend, interest or borrowing expenses, minus any expense waivers or other reimbursements, was near or below the median expense ratio of its respective Morningstar Expense Peer Group. The Board also noted that the net expense ratio of the SA International Small Company Fund was only 3 bps above the median for its peer group.

The Board noted the agreed reduction of annual advisory fees from 20 bps to 15 bps for the SA U.S. Fixed Income Fund; from 30 bps to 25 bps for the SA Global Fixed Income Fund; from 50 bps to 45 bps for each of SA U.S. Core Market Fund, SA U.S. Value Fund and SA U.S. Small Company Fund; from 50 bps to 35 bps for the SA Real Estate Securities Fund; and from 60 bps to 50 bps for SA International Value Fund, SA International Small Company Fund and SA Emerging Markets Value Fund, in addition to prior reductions in recent years. The Board further noted the changes to the operating expense limitations, including the prior extension of operating expense limitation guarantees until October 28, 2021 for all Funds, and the new reduction of annual operating expense limitation (as a percentage of average daily net assets) with respect to two Funds as follows: from 135 bps to 120 bps for the SA International Value Fund and from 145 bps to 140 bps for the SA Emerging Markets Value Fund.

In assessing the fees charged by the Sub-Adviser, the Board noted that the fees ranged from 0 to 50 bps annually, with most of them at or below 15 bps annually, except for the SA International Value Fund (20 bps annually), the SA U.S. Small Company Fund (35 bps annually) and the SA Emerging Markets Value Fund (50 bps annually). The Board took into consideration that these fees were negotiated fees that reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser, and determined that the fees were reasonable in light of the services provided to each Fund. The Board also noted the new reduction in the Sub-Advisory Agreement from 10 bps to 5 bps for the SA U.S. Fixed Income Fund.

The profits to be realized by the Adviser, the Sub-Adviser and their respective affiliates, from their relationship with the Trust. The Board considered other benefits derived by the Adviser from its relationship with the Funds, including amounts received by the Adviser for the provision of certain shareholder and administrative services to the Funds. It was noted that the Adviser does not receive any soft dollar benefits from the Funds. The Board also considered the profitability rates of the Sub-Adviser and noted that the Sub-Adviser has previously advised that it is no longer accruing soft-dollar credits as part of winding down the remaining aspects of its soft-dollar program.

The Board reviewed information provided by the Adviser and the Sub-Adviser regarding their financial stability and the profitability attributable to their respective agreements with the Funds. The Board discussed the fact that the Funds were designed to operate in an integrated manner as a set of asset allocation vehicles and, for that reason, profitability of the Adviser on a Fund-by-Fund basis was not as relevant to the Board’s determinations as overall profitability of the Adviser at the Trust level. The Board also noted the difficulty of making comparisons of profitability because of differing business mixes and types of funds managed, the fact that publically traded advisory firms for which data is available are typically much bigger than the Adviser, and the lack of an industry standard for methodology used to calculate profitability.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

After such review, the Board determined that the profitability rates of the Adviser and the Sub-Adviser, with respect to the Investment Advisory Agreement and the Sub-Advisory Agreement, were not unreasonable in consideration of the services each provides to the Funds.

The Board also considered the climate in the financial services industry; the risks assumed by the Adviser and the Sub-Adviser in complying with investment restrictions, expense limitations and tax laws; the entrepreneurial risks undertaken by the Adviser in sponsoring the Trust and adding Funds to the Trust; the volatility of the financial markets and, thus, of management fee income; and the compensation of the Adviser and the Sub-Adviser and the need to provide sufficient incentives to their respective owners and employees in light of the foregoing considerations.

Conclusions. In approving the Advisory Agreements, the Board concluded that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of each Fund and its shareholders. In reaching this determination, the Board considered that the Adviser and the Sub-Adviser could be expected to provide a high level of service to each Fund; that the performance of each Fund was satisfactory over time, or, in the case of underperforming Funds, that it retained confidence in the Adviser’s and the Sub-Adviser’s capabilities to manage the Funds; that each Fund’s fee structure appeared to the Board to be reasonable given the nature and quality of services provided; and that the benefits accruing to the Adviser and the Sub-Adviser by virtue of their relationship to the Funds were reasonable in comparison with the benefits accruing to each Fund. After this review and discussion, the Board concluded that the renewal of the Advisory Agreements for a one-year term was in the best interests of each Fund and its shareholders.

SA FUNDS

TAX INFORMATION NOTICE (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Funds for the fiscal year ended June 30, 2015:

Foreign Tax Credits — The SA International Value Fund, SA International Small Company Fund and the SA Emerging Markets Value Fund have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Fund to its shareholders. For the fiscal year ended June 30, 2015, the total amount that will be passed through those Funds’ to shareholders will be $694,300, $233,373, and $502,775 (all of which represents taxes withheld), respectively, and the foreign source income for information reporting purposes will be $24,892,095, $7,072,551 and $4,862,611, respectively.

Capital Gains Distributions — On December 18, 2014, the SA U.S. Fixed Income Fund, SA Global Fixed Income Fund, SA U.S. Value Fund, SA U.S. Small Company Fund and SA International Small Company Fund declared a long-term capital gain distribution of $165,210, $23,079, $26,595,456, $18,830,850 and $1,916,305, respectively.

Corporate Dividends Received Deduction — The following Funds paid distributions from ordinary income that qualify for the corporate dividends received deduction. The percentage that qualifies is noted below:

SA U.S. Core Market Fund	97.32%
SA U.S. Value Fund	100%
SA U.S. Small Company Fund	100%

Qualified Dividend Income — For the fiscal year ended June 30, 2015 certain dividends paid by one or more of the Funds may be designated as qualified dividend income and subject to a maximum federal income tax rate of 15% for individual shareholders (20% for individuals with taxable income exceeding 413,200 or 464,850 if married filing jointly). Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund’s Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administrative services and other Fund expenses. These costs are described in more detail in the Funds’ prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2015 and held for the entire period.

Actual Expenses

The first line in each table below shows the actual account values and actual Fund expenses, based on the Fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) then multiply the result by the number in the first line of the table for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes

The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of investing in different funds. In addition, if these transaction costs were included, your costs would have been higher.

SA U.S. Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,003.90	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and LWI Financial Inc. (the “Adviser”) and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,002.60	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The Board of Trustees of the Trust approved a lowering of the management fee for the Fund. As a result of this reduction, effective July 1, 2015, the expenses are equal to the Fund’s annualized expense ratio of 0.78% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The actual expenses paid for the period January 1, 2015 through June 30, 2015 would have been $3.92 and the hypothetical expenses paid for the period January 1, 2015 through June 30, 2015 would have been $3.91. Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 0.80% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Core Market Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,014.60	$5.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA U.S. Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,012.80	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,038.90	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,055.90	$6.37
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.25% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Board of Trustees of the Trust approved a lowering of the management fee for the Fund. As a result of this reduction, effective July 1, 2015, the expenses are equal to the Fund’s annualized expense ratio of 1.16% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The actual expenses paid for the period January 1, 2015 through June 30, 2015 would have been $6.37 and the hypothetical expenses paid for the period January 1, 2015 through June 30, 2015 would have been $5.81. Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.20% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA International Small Company Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$1,087.30	$5.69
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

SA FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA Portfolio and the Series in which it invests are reflected in the valuation of the Fund’s investment in the DFA Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended April 30, 2015, the total annual operating expenses of the DFA Portfolio was 0.53%.

SA Emerging Markets Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$996.70	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. The Board of Trustees of the Trust approved a lowering of the management fee for the Fund [and a lowering of the fee waiver and expense reimbursement]. As a result of this reduction, effective July 1, 2015, the expenses are equal to the Fund’s annualized expense ratio of 1.40% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The actual expenses paid for the period January 1, 2015 through June 30, 2015 would have been $7.18 and the hypothetical expenses paid for the period January 1, 2015 through June 30, 2015 would have been $7.00. Such expenses are subject to an agreement between the Fund and the Adviser so that they do not exceed the annual rate of 1.40% of the average daily net assets of the Fund and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

SA Real Estate Securities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/01/2015	6/30/15	1/01/15-6/30/15
Actual	$1,000.00	$935.60	$4.80
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Such expenses are limited by an agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances.

You can find additional information about the Fund’s expenses, including the expense limitation agreement, in the Notes to Financial Statements section of this report and in the Fund’s current prospectus.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s)

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2014

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/14	10/31/14	Ratio*	Period*
International Small Company Portfolio*
Actual Fund Return
Institutional Class Shares	$1,000.00	$919.10	0.53%	$2.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.53	0.53%	$2.70
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings which reflect the investments by category or country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2015
(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$3,194,191,051
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	2,203,713,297
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	2,133,214,911
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,088,394,285
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	715,813,154
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $8,222,100,940)	9,335,326,698
TOTAL INVESTMENTS — (100.0%) (Cost $8,222,100,940)^	$9,335,326,698

Summary of the Portfolio’s investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,335,326,698	—	—	$9,335,326,698
TOTAL	$9,335,326,698	—	—	$9,335,326,698

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2014

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$2,968,704,905
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,996,995,740
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	1,943,503,950
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	1,089,493,908
Investment in The Canadian Small Company Series
of The DFA Investment Trust Company	832,859,362
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES (Cost $7,805,376,341)	8,831,557,865
TOTAL INVESTMENTS — (100.0%) (Cost $7,805,376,341)	$8,831,557,865

Summary of the Portfolio’s investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,831,557,865	—	—	$8,831,557,865
TOTAL	$8,831,557,865	—	—	$8,831,557,865

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2014
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,623,331
Cash	19,431
Receivables:
Fund Shares Sold	12,147
Prepaid Expenses and Other Assets	60
Total Assets	8,654,969
LIABILITIES:
Payables:
Fund Shares Redeemed	10,978
Due to Advisor	2,943
Accrued Expenses and Other Liabilities	461
Total Liabilities	14,382
NET ASSETS	$8,640,587
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,640,587 and
shares outstanding of 508,916,626	$16.98
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$7,862,026
Investments at Cost	$(5)
NET ASSETS CONSIST OF:
Paid-In Capital	$7,916,164
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(69,637)
Accumulated Net Realized Gain (Loss)	32,927
Net Unrealized Foreign Exchange Gain (Loss)	(173)
Net Unrealized Appreciation (Depreciation)	761,306
NET ASSETS	$8,640,587

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$9,335,327
Cash	20,137
Receivables:
Fund Shares Sold	30,883
Prepaid Expenses and Other Assets	60
Total Assets	9,386,407
LIABILITIES:
Payables:
Fund Shares Redeemed	13,261
Due to Advisor	3,125
Accrued Expenses and Other Liabilities	236
Total Liabilities	16,622
NET ASSETS	$9,369,785
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,369,785 and
shares outstanding of 507,109,746	$18.48
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$8,222,101
Investments at Cost	$3,495
NET ASSETS CONSIST OF:
Paid-In Capital	$7,883,493
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	19,900
Accumulated Net Realized Gain (Loss)	356,749
Net Unrealized Foreign Exchange Gain (Loss)	(88)
Net Unrealized Appreciation (Depreciation)	1,109,731
NET ASSETS	$9,369,785

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2014
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$8,831,558
Temporary Cash	9,752
Receivables:
Fund Shares Sold	12,543
Prepaid Expenses and Other Assets	45
Total Assets	8,853,898
LIABILITIES:
Payables:
Fund Shares Redeemed	6,012
Due to Advisor	2,942
Accrued Expenses and Other Liabilities	427
Total Liabilities	9,381
NET ASSETS	$8,844,517
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,844,517 and
shares outstanding of 484,820,150	$18.24
NUMBER OF SHARES AUTHORIZED	1,500,000,000
Investments in Affiliated Investment Companies at Cost	$7,805,376
NET ASSETS CONSIST OF:
Paid-In Capital	$7,513,994
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	36,226
Accumulated Net Realized Gain (Loss)	268,704
Net Unrealized Foreign Exchange Gain (Loss)	(589)
Net Unrealized Appreciation (Depreciation)	1,026,182
NET ASSETS	$8,844,517

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2014
(Amounts in thousands)

Investment Income*
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $18)	$223,629
Interest	1
Income from Securities Lending	19,367
Expenses Allocated from Affiliated Investment Companies	(11,216)
Total Net Investment Income Received from Affiliated Investment Companies	231,781
Fund Investment Income
Interest	31
Total Investment Income	31
Fund Expenses
Administrative Services Fees	36,252
Accounting & Transfer Agent Fees	95
Custodian Fees	2
Filing Fees	197
Shareholders’ Reports	212
Directors’/Trustees’ Fees & Expenses	64
Professional Fees	73
Other	53
Total Expenses	36,948
Net Expenses	36,948
Net Investment Income (Loss)	194,864
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	303,846
Futures	(945)
Foreign Currency Transactions	(909)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(612,635)
Translation of Foreign Currency Denominated Amounts	(606)
Net Realized and Unrealized Gain (Loss)	(311,249)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(116,385)
____________________

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Year	Year
	Ended	Ended
	Oct. 31, 2014	Oct. 31, 2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$194,864	$180,481
Net Realized Gain (Loss) on:
Investment Securities Sold*	303,846	262,518
Futures	(945)	(29)
Foreign Currency Transactions	(909)	(2,035)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(612,635)	1,540,906
Futures	—	30
Translation of Foreign Currency Denominated Amounts	(606)	438
Net Increase (Decrease) in Net Assets Resulting from Operations	(116,385)	1,982,309
Distributions From:
Net Investment Income:
Institutional Class Shares	(190,299)	(159,066)
Net Short-Term Gains:
Institutional Class Shares	(27,834)	—
Net Long-Term Gains:
Institutional Class Shares	(211,626)	(39,012)
Total Distributions	(429,759)	(198,078)
Capital Share Transactions (1):
Shares Issued	1,513,008	1,229,487
Shares Issued in Lieu of Cash Distributions	418,230	188,769
Shares Redeemed	(1,061,294)	(1,104,930)
Net Increase (Decrease) from Capital Share Transactions	869,944	313,326
Total Increase (Decrease) in Net Assets	323,800	2,097,557
Net Assets
Beginning of Year	8,520,717	6,423,160
End of Year	$8,844,517	$8,520,717
(1) Shares Issued and Redeemed:
Shares Issued	78,077	72,452
Shares Issued in Lieu of Cash Distributions	22,420	11,691
Shares Redeemed	(54,917)	(65,368)
Net Increase (Decrease) from Shares Issued and Redeemed	45,580	18,775
Undistributed Net Investment Income (Distributions in Excess of Net
Investment Income)	$36,226	$27,083
____________________

*	Net of foreign capital gain taxes withheld of $0 and $27, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010
Net Asset Value, Beginning of Year	$19.40	$15.28	$15.21	$16.14	$13.99
Income from Investment Operations
Net Investment Income (Loss) (A)	0.42	0.42	0.38	0.40	0.28
Net Gains (Losses) on Securities
(Realized and Unrealized)	(0.62)	4.16	0.39	(0.83)	2.13
Total from Investment Operations	(0.20)	4.58	0.77	(0.43)	2.41
Less Distributions
Net Investment Income	(0.42)	(0.37)	(0.42)	(0.5)	(0.26)
Net Realized Gains	(0.54)	(0.09)	(0.28)	—	—
Total Distributions	(0.96)	(0.46)	(0.7)	(0.5)	(0.26)
Net Asset Value, End of Year	$18.24	$19.40	$15.28	$15.21	$16.14
Total Return	(1.09)%	30.66%	5.63%	(2.92)%	17.61%
Net Assets, End of Year (thousands)	$8,844,517	$8,520,717	$6,423,160	$5,834,015	$5,511,594
Ratio of Expenses to Average Net Assets (B)	0.53%	0.54%	0.56%	0.55%	0.56%
Ratio of Expenses to Average Net Assets
(Excluding Fees (Waived), (Expenses
Reimbursed), and/or Previously Waived
Fees Recovered by Advisor) (B)	0.53%	0.54%	0.56%	0.55%	0.56%
Ratio of Net Investment Income to Average
Net Assets	2.15%	2.47%	2.58%	2.37%	1.94%
See page 107 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of seventy-seven operational portfolios and the International Small Company Portfolio (the “Portfolio”) is included in this Report.

The Portfolio is a Fund of Funds that invests in five series of The DFA Investment Trust Company (the “Master Funds”):

		Percentage
		Ownership
Fund of Funds		at 10/31/14
International Small Company Portfolio	The Japanese Small Company Series	80%
	The Asia Pacific Small Company Series	75%
	The United Kingdom Small Company Series	98%
	The Continental Small Company Series	95%
	The Canadian Small Company Series	98%

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The International Small Company Portfolio’s investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

2. Deferred Compensation Plan: Each eligible Director/Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board, generally based on average net assets.

International Small Company Portfolio recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor and Administrator:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Portfolio. The Advisor provides administrative services to the International Small Company Portfolio, including supervision of services provided by others, providing information to shareholders and the Board, and other administrative services.

For the year ended October 31, 2014, the International Small Company Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .40% of average daily net assets:

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”) for the International Small Company Portfolio, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2015, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2014, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands).

Previously
Waived Fees/
		Recovery	Expenses
		of Previously	Assumed
	Expense	Waived Fees/	Subject to
	Limitation	Expenses	Future
Institutional Class Shares	Amount	Assumed	Recovery
International Small Company Portfolio (1)	0.45%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and to assume the other direct expenses of the Portfolio (excluding expenses incurred through its investment in other investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the rate listed above as a percentage of average net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2014, the total related amounts paid by the Fund to the CCO were $262 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2014, the total liability for deferred compensation to Directors/Trustees was $219 and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities (amount in thousands).

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2014, primarily attributable to realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

		Increase	Increase
	Increase	(Decrease)	(Decrease)
	(Decrease)	Undistributed	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income	Gains (Losses)
International Small Company Portfolio	$19,380	$4,578	$(23,958)

The tax character of dividends and distributions declared and paid during the years ended October 31, 2013 and October 31, 2014 were as follows (amounts in thousands):

	Net Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio
2013	$159,066	$39,012	$198,078
2014	218,133	211,626	429,759

At October 31, 2014, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net
	Investment
	Income and
	Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
International Small Company Portfolio	$9,273	$10,107	$19,380

At October 31, 2014, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed				Total Net
	Net Investment				Distributable
	Income and	Undistributed		Unrealized	Earnings
	Short-Term	Long-Term	Capital Loss	Appreciation	(Accumulated
	Capital Gains	Capital Gains	Carryforward	(Depreciation)	Losses)
International Small Company Portfolio	$131,822	$250,319	—	$948,743	$1,330,884

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2014, the Portfolio had no utilized capital loss carryforwards to offset future realized capital gains for federal income tax purposes.

At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
International Small Company Portfolio	$7,882,227	$949,331	—	$949,331

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax positions and has concluded that no additional provision for income tax is required in any Portfolio’s financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have offbalance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

2. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio and Selectively Hedged Global Equity Portfolio use stock index futures to hedge against changes in equity securities’ prices and to gain exposure to the S&P 500 Index®, Russell 2000 Index® and S&P 500 Index® Emini, respectively, in the normal course of pursuing their investment objectives. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings through the year ended October 31, 2014 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions Change in Unrealized Appreciation (Depreciation) of: Translation of Foreign Currency Denominated Amounts
Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

For the year ended October 31, 2014, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	The Period
International Small Company Portfolio	0.83%	5,142	7	1	12,200

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Portfolio’s available line of credit was utilized.

There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2014.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At October 31, 2014, the following number of shareholders held the following approximate percentages of the stated fund outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and
Shareholders of the International Small Company Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio, (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the “Portfolio”) at October 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2014

EXPENSE TABLES

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/14	10/31/14	Ratio*	Period*
The Japanese Small Company Series
Actual Fund Return	$1,000.00	$1,049.50	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$963.60	0.13%	$0.64
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/14	10/31/14	Ratio*	Period*
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$924.20	0.11%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$850.80	0.12%	$0.56
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$871.30	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61
____________________

*	Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2014. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer	Consumer			Health		Information			Telecommunication
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology	Materials	Other	Services	Utilities	Total
The Japanese Small
Company Series	20.6%	8.8%	1.0%	11.7%	4.9%	29.7%	11.5%	11.1%	—	0.2%	0.5%	100%
The Asia Pacific Small
Company Series	28.1%	4.8%	5.0%	13.4%	6.5%	18.8%	5.7%	10.7%	—	4.3%	2.7%	100%
The United Kingdom Small
Company Series	25.9%	4.7%	4.7%	15.1%	3.8%	24.9%	8.7%	6.8%	—	2.8%	2.6%	100%
The Continental Small
Company Series	14.5%	6.2%	3.3%	17.9%	9.8%	26.3%	9.7%	7.7%	—	2.4%	2.2%	100%
The Canadian Small
Company Series	10.8%	3.7%	26.9%	8.6%	1.8%	16.7%	6.4%	18.9%	—	0.5%	5.7%	100%

THE JAPANESE SMALL COMPANY SERIES SUMMARY

SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2015
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (90.0%)
Consumer Discretionary — (18.2%)
Aoyama Trading Co., Ltd.	307,000	$12,402,584	0.5%
Nifco, Inc.	287,200	12,447,867	0.5%
Shimachu Co., Ltd.	297,200	8,568,462	0.3%
Wacoal Holdings Corp.	675,000	7,888,541	0.3%
Other Securities		499,149,625	18.6%
Total Consumer Discretionary		540,457,079	20.2%

Consumer Staples — (8.7%)
# Lion Corp	1,217,000	9,752,790	0.4%
Matsumotokiyoshi Holdings Co., Ltd.	223,800	10,324,754	0.4%
Nichirei Corp.	1,501,000	10,358,768	0.4%
Sapporo Holdings, Ltd.	1,981,000	7,359,192	0.3%
Takara Holdings, Inc.	980,300	7,671,317	0.3%
UNY Group Holdings Co., Ltd.	1,468,300	9,390,637	0.4%
Other Securities		202,506,213	7.4%
Total Consumer Staples		257,363,671	9.6%

Energy — (1.0%)
Other Securities		28,677,981	1.1%

Financials — (10.0%)
Awa Bank, Ltd. (The)	1,173,000	7,469,367	0.3%
Daishi Bank, Ltd. (The)	2,003,000	8,453,704	0.3%
# Higo Bank, Ltd. (The)	1,124,000	7,313,670	0.3%
Hyakugo Bank, Ltd. (The)	1,491,609	7,390,918	0.3%
Juroku Bank, Ltd. (The)	2,002,000	8,186,655	0.3%
Keiyo Bank, Ltd. (The)	1,418,000	7,450,083	0.3%
* Leopalace21 Corp.	1,758,300	10,776,216	0.4%
Musashino Bank, Ltd. (The)	198,700	7,840,093	0.3%
North Pacific Bank, Ltd.	2,025,300	9,042,025	0.3%
San-In Godo Bank, Ltd. (The)	957,000	9,226,573	0.3%
Other Securities		236,706,606	8.8%
Total Financials		319,855,910	11.9%

Health Care — (4.2%)
Asahi Intecc Co., Ltd.	123,000	8,426,899	0.3%
Rohto Pharmaceutical Co., Ltd.	499,200	8,234,543	0.3%
# Toho Holdings Co., Ltd.	321,000	7,389,236	0.3%
# Tsumura & Co.	348,700	7,501,467	0.3%
Other Securities		93,107,487	3.4%
Total Health Care		124,659,632	4.6%

The Japanese Small Company Series
Continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (25.9%)
Aica Kogyo Co., Ltd.	314,300	$7,300,834	0.3%
Daifuku Co., Ltd.	579,400	8,913,191	0.3%
Fujikura, Ltd.	1,984,000	11,092,236	0.4%
Furukawa Electric Co., Ltd.	4,806,000	8,560,027	0.3%
Glory, Ltd.	266,700	7,890,103	0.3%
# Japan Steel Works, Ltd. (The)	1,992,000	8,231,777	0.3%
Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	8,838,802	0.3%
Nihon M&A Center, Inc.	198,100	8,166,594	0.3%
Nishi-Nippon Railroad Co., Ltd.	1,834,000	8,418,480	0.3%
Nisshinbo Holdings, Inc.	903,000	10,092,494	0.4%
OKUMA Corp.	722,000	8,147,249	0.3%
# OSG Corp.	444,300	9,523,944	0.4%
# Pilot Corp.	188,800	7,375,857	0.3%
Sankyu, Inc.	1,540,000	8,409,779	0.3%
Sanwa Holdings Corp.	1,232,600	10,369,403	0.4%
Tsubakimoto Chain Co.	845,700	8,261,222	0.3%
Other Securities		627,042,681	23.4%
Total Industrials		766,634,673	28.6%

Information Technology — (10.4%)
Horiba, Ltd.	212,650	8,637,949	0.3%
IT Holdings Corp.	505,101	10,726,609	0.4%
Oki Electric Industry Co., Ltd.	4,751,000	9,967,332	0.4%
# Taiyo Yuden Co., Ltd.	642,700	9,008,918	0.3%
Other Securities		268,795,109	10.1%
Total Information Technology		307,135,917	11.5%

Materials — (10.1%)
ADEKA Corp.	523,000	7,253,315	0.3%
Denki Kagaku Kogyo K.K.	1,678,000	7,456,245	0.3%
Mitsui Mining & Smelting Co., Ltd.	3,568,000	9,657,699	0.4%
Sumitomo Osaka Cement Co., Ltd.	2,652,000	9,808,772	0.4%
Toyobo Co., Ltd.	5,776,000	9,200,309	0.3%
Ube Industries, Ltd.	5,257,000	9,916,651	0.4%
Other Securities		246,603,770	9.1%
Total Materials		299,896,761	11.2%

Telecommunication Services — (0.1%)
Other Securities		3,854,743	0.1%

Utilities — (0.6%)
Other Securities		17,591,555	0.7%
TOTAL COMMON STOCKS		2,666,127,922	99.5%

The Japanese Small Company Series
Continued

			Percentage
	Shares	Value††	of Net Assets**
SECURITIES LENDING COLLATERAL — (10.0%)
§@ DFA Short Term Investment Fund	25,634,706	$296,593,546	11.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,679,150,348)^		$2,962,721,468	110.5%

Summary of the Series’ investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$540,457,079	—	$540,457,079
Consumer Staples	—	257,363,671	—	257,363,671
Energy	—	28,677,981	—	28,677,981
Financials	—	319,855,910	—	319,855,910
Health Care	—	124,659,632	—	124,659,632
Industrials	—	766,634,673	—	766,634,673
Information Technology	$2,457,919	304,677,998	—	307,135,917
Materials	—	299,896,761	—	299,896,761
Telecommunication Services	—	3,854,743	—	3,854,743
Utilities	—	17,591,555	—	17,591,555
Securities Lending Collateral	—	296,593,546	—	296,593,546
TOTAL	$2,457,919	$2,960,263,549	—	$2,962,721,468

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (83.0%)
AUSTRALIA — (40.3%)
	Adelaide Brighton, Ltd.	3,668,074	$12,180,435	0.9%
	Ansell, Ltd.	528,919	9,812,022	0.8%
	Aristocrat Leisure, Ltd.	2,730,539	16,101,680	1.2%
#	Beach Energy, Ltd.	9,180,505	7,433,379	0.6%
#	carsales.com, Ltd.	1,702,940	13,362,007	1.0%
	CSR, Ltd.	3,350,138	9,397,227	0.7%
	Domino’s Pizza Enterprises, Ltd.	286,872	7,877,842	0.6%
	Downer EDI, Ltd.	2,910,872	10,714,164	0.8%
	DuluxGroup, Ltd.	3,101,823	13,669,733	1.0%
	Echo Entertainment Group, Ltd.	4,207,608	14,124,522	1.1%
	Fairfax Media, Ltd.	14,257,034	8,949,801	0.7%
	GrainCorp, Ltd. Class A	1,251,687	8,241,252	0.6%
#	iiNET, Ltd.	1,121,222	8,219,566	0.6%
#	InvoCare, Ltd.	901,024	8,395,144	0.6%
#	IOOF Holdings, Ltd.	1,900,338	13,159,667	1.0%
#	IRESS, Ltd.	1,073,207	8,366,764	0.6%
#	JB Hi-Fi, Ltd.	836,109	12,552,600	1.0%
#	M2 Group, Ltd.	1,270,931	10,479,994	0.8%
#	NIB Holdings, Ltd.	2,713,689	7,023,150	0.5%
#	Northern Star Resources, Ltd.	4,806,957	8,235,142	0.6%
#	OZ Minerals, Ltd.	2,198,276	6,741,144	0.5%
	Perpetual, Ltd.	356,426	13,270,782	1.0%
#	Primary Health Care, Ltd.	3,204,222	12,436,691	0.9%
*	Qantas Airways, Ltd.	3,914,119	9,511,247	0.7%
#	Sims Metal Management, Ltd.	1,382,214	11,055,209	0.8%
	Sirtex Medical, Ltd.	412,322	9,225,512	0.7%
#	Spark Infrastructure Group	10,385,907	15,639,825	1.2%
#	Super Retail Group, Ltd.	1,280,749	9,013,268	0.7%
	Tabcorp Holdings, Ltd.	3,281,774	11,503,422	0.9%
#	Vocus Communications, Ltd.	1,634,059	7,265,512	0.6%
	Other Securities		325,668,060	24.6%
TOTAL AUSTRALIA			639,626,763	48.3%

CHINA — (0.2%)
	Other Securities		2,615,039	0.2%

The Asia Pacific Small Company Series
Continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (26.3%)
# Cafe de Coral Holdings, Ltd.	1,930,000	$6,944,582	0.5%
Dah Sing Banking Group, Ltd.	3,457,116	7,564,448	0.6%
Dah Sing Financial Holdings, Ltd.	1,184,544	7,725,962	0.6%
# Esprit Holdings, Ltd.	13,802,950	12,935,785	1.0%
# Guotai Junan International Holdings, Ltd.	12,388,797	8,053,515	0.6%
Haitong International Securities Group, Ltd.	8,607,936	7,746,291	0.6%
Hopewell Holdings, Ltd.	2,920,000	10,690,823	0.8%
# Kingston Financial Group, Ltd.	19,359,000	8,829,712	0.7%
Luk Fook Holdings International, Ltd.	2,862,000	8,427,907	0.6%
Pacific Textiles Holdings, Ltd.	4,820,000	7,711,082	0.6%
Television Broadcasts, Ltd.	1,491,100	8,840,126	0.7%
Value Partners Group, Ltd.	5,396,000	8,498,707	0.6%
Vitasoy International Holdings, Ltd.	4,703,000	8,011,816	0.6%
Xinyi Glass Holdings, Ltd.	16,280,000	8,727,282	0.7%
Other Securities		296,404,248	22.3%
TOTAL HONG KONG		417,112,286	31.5%

NEW ZEALAND — (7.7%)
# Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	19,514,008	1.5%
# Infratil, Ltd.	3,201,309	6,847,904	0.5%
# Ryman Healthcare, Ltd.	2,338,582	12,551,242	1.0%
# SKY Network Television, Ltd.	2,080,268	8,468,835	0.6%
SKYCITY Entertainment Group, Ltd.	4,352,955	12,385,023	0.9%
Other Securities		61,880,686	4.7%
TOTAL NEW ZEALAND		121,647,698	9.2%

SINGAPORE — (8.5%)
Venture Corp., Ltd.	1,654,300	9,477,728	0.7%
Other Securities		126,092,280	9.5%
TOTAL SINGAPORE		135,570,008	10.2%
TOTAL COMMON STOCKS		1,316,571,794	99.4%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		175,257	0.0%

SINGAPORE — (0.0%)
Other Securities		528,522	0.1%
TOTAL RIGHTS/WARRANTS		703,779	0.1%

The Asia Pacific Small Company Series
Continued

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (17.0%)
§@ DFA Short Term Investment Fund	23,270,768	$269,242,789	20.4%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,675,597,382)^		$1,586,518,362	119.9%

Summary of the Series’ investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$869	$639,625,894	—	$639,626,763
China	198,159	2,416,880	—	2,615,039
Hong Kong	3,517,635	413,594,651	—	417,112,286
New Zealand	—	121,647,698	—	121,647,698
Singapore	2,693,721	132,876,287	—	135,570,008
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	175,257	—	175,257
Singapore	—	528,522	—	528,522
Securities Lending Collateral	—	269,242,789	—	269,242,789
TOTAL	$6,410,384	$1,580,107,978	—	$1,586,518,362

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2015
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (97.0%)
Consumer Discretionary — (26.1%)
Barratt Developments P.L.C.	1,710,392	$16,497,289	0.8%
Bellway P.L.C.	634,613	23,638,645	1.1%
Berkeley Group Holdings P.L.C.	664,403	34,913,641	1.6%
Bovis Homes Group P.L.C.	845,814	14,793,423	0.7%
Daily Mail & General Trust P.L.C.	1,421,265	20,738,880	0.9%
# Greene King P.L.C.	1,798,515	23,871,926	1.1%
Howden Joinery Group P.L.C.	3,359,489	27,268,196	1.2%
Inchcape P.L.C.	2,259,473	28,761,947	1.3%
Informa P.L.C.	3,292,543	28,277,930	1.3%
Rightmove P.L.C.	477,301	24,558,712	1.1%
Taylor Wimpey P.L.C.	8,920,064	26,013,368	1.2%
* Thomas Cook Group P.L.C.	7,408,731	15,925,112	0.7%
UBM P.L.C.	2,290,170	19,242,720	0.9%
WH Smith P.L.C.	687,058	16,476,877	0.8%
William Hill P.L.C.	4,514,393	28,596,048	1.3%
Other Securities		237,772,513	10.8%
Total Consumer Discretionary		587,347,227	26.8%

Consumer Staples — (4.8%)
Booker Group P.L.C.	7,358,333	19,456,105	0.9%
Britvic P.L.C.	1,242,873	14,003,055	0.6%
Tate & Lyle P.L.C.	2,371,143	19,358,703	0.9%
Other Securities		56,129,030	2.6%
Total Consumer Staples		108,946,893	5.0%

Energy — (4.1%)
AMEC P.L.C.	1,458,648	18,733,681	0.9%
John Wood Group P.L.C.	1,988,628	20,126,408	0.9%
Other Securities		53,939,616	2.4%
Total Energy		92,799,705	4.2%

Financials — (14.0%)
Amlin P.L.C.	2,669,540	19,973,691	0.9%
Close Brothers Group P.L.C.	769,124	18,454,272	0.8%
Henderson Group P.L.C.	5,607,542	23,006,318	1.1%
Hiscox, Ltd.	1,483,109	19,559,441	0.9%
ICAP P.L.C.	2,839,958	23,622,710	1.1%
IG Group Holdings P.L.C.	1,890,472	22,158,985	1.0%
Man Group P.L.C.	9,464,717	23,327,349	1.1%
Other Securities		164,029,390	7.4%
Total Financials		314,132,156	14.3%

Health Care — (3.0%)
Other Securities		66,789,615	3.1%

The United Kingdom Small Company Series
Continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (23.7%)
Balfour Beatty P.L.C.	3,614,898	$13,733,336	0.6%
Berendsen P.L.C.	875,545	14,015,620	0.6%
Cobham P.L.C.	5,783,297	23,885,029	1.1%
DCC P.L.C.	441,845	34,698,179	1.6%
Hays P.L.C.	7,231,761	18,546,554	0.9%
IMI P.L.C.	860,731	15,215,555	0.7%
Melrose Industries P.L.C.	5,316,813	20,665,026	0.9%
Regus P.L.C.	3,349,423	13,723,684	0.6%
Rentokil Initial P.L.C.	9,327,890	21,663,488	1.0%
Rotork P.L.C.	4,385,840	16,032,763	0.7%
Spirax-Sarco Engineering P.L.C.	375,083	20,005,168	0.9%
Stagecoach Group P.L.C.	2,171,102	13,776,920	0.6%
Other Securities		306,872,152	14.1%
Total Industrials		532,833,474	24.3%

Information Technology — (8.9%)
Halma P.L.C.	1,965,372	23,517,316	1.1%
Micro Focus International P.L.C.	671,015	14,334,422	0.7%
Spectris P.L.C.	615,718	20,399,594	0.9%
Telecity Group P.L.C.	1,011,062	16,332,400	0.7%
Other Securities		124,775,292	5.7%
Total Information Technology		199,359,024	9.1%

Materials — (7.6%)
Croda International P.L.C.	447,752	19,360,398	0.9%
DS Smith P.L.C.	4,938,232	29,946,332	1.4%
Essentra P.L.C.	1,327,499	20,702,334	0.9%
Other Securities		101,635,751	4.6%
Total Materials		171,644,815	7.8%

Telecommunication Services — (3.0%)
Cable & Wireless Communications P.L.C.	17,674,056	18,474,426	0.9%
Inmarsat P.L.C.	1,728,432	24,847,072	1.1%
# TalkTalk Telecom Group P.L.C.	2,611,397	15,681,405	0.7%
Other Securities		9,098,208	0.4%
Total Telecommunication Services		68,101,111	3.1%

Utilities — (1.8%)
Pennon Group P.L.C.	2,002,765	25,512,873	1.2%
Other Securities		14,517,026	0.6%
Total Utilities		40,029,899	1.8%
TOTAL COMMON STOCKS		2,181,983,919	99.5%

SECURITIES LENDING COLLATERAL — (3.0%)
§@ DFA Short Term Investment Fund	5,909,743	68,375,732	3.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,624,995,337)^		$2,250,359,651	102.6%

The United Kingdom Small Company Series
Continued

Summary of the Series’ investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$587,347,227	—	$587,347,227
Consumer Staples	—	108,946,893	—	108,946,893
Energy	—	92,799,705	—	92,799,705
Financials	$2,109,686	312,022,470	—	314,132,156
Health Care	—	66,789,615	—	66,789,615
Industrials	—	532,833,474	—	532,833,474
Information Technology	—	199,359,024	—	199,359,024
Materials	—	171,644,815	—	171,644,815
Telecommunication Services	—	68,101,111	—	68,101,111
Utilities	—	40,029,899	—	40,029,899
Securities Lending Collateral	—	68,375,732	—	68,375,732
TOTAL	$2,109,686	$2,248,249,965	—	$2,250,359,651

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2015
(Unaudited)

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (89.1%)
AUSTRIA — (2.2%)
Other Securities		$84,769,504	2.5%

BELGIUM — (3.7%)
Ackermans & van Haaren NV	134,383	19,146,627	0.6%
Umicore SA	281,822	13,382,748	0.4%
Other Securities		110,886,476	3.2%
TOTAL BELGIUM		143,415,851	4.2%

DENMARK — (4.4%)
# FLSmidth & Co. A.S.	260,041	12,495,765	0.4%
* Genmab A.S.	217,338	18,890,703	0.6%
GN Store Nord A.S.	826,732	17,060,623	0.5%
Sydbank A.S.	351,217	13,415,769	0.4%
* Topdanmark A.S.	491,266	13,169,540	0.4%
Other Securities		94,133,658	2.6%
TOTAL DENMARK		169,166,058	4.9%

FINLAND — (6.5%)
Amer Sports Oyj	641,324	17,091,109	0.5%
Elisa Oyj	734,075	23,257,723	0.7%
Huhtamaki Oyj	457,047	14,124,877	0.4%
Nokian Renkaat Oyj	613,904	19,233,857	0.6%
Orion Oyj Class B	409,240	14,334,997	0.4%
Other Securities		160,260,890	4.6%
TOTAL FINLAND		248,303,453	7.2%

FRANCE — (10.9%)
# Eurofins Scientific SE	46,767	14,238,436	0.4%
Lagardere SCA	610,002	17,849,161	0.5%
# Orpea	195,864	13,716,106	0.4%
# Rubis SCA	183,377	12,570,814	0.4%
Teleperformance	300,192	21,222,582	0.6%
Other Securities		336,165,634	9.7%
TOTAL FRANCE		415,762,733	12.0%

GERMANY — (13.9%)
Aareal Bank AG	409,233	16,090,613	0.5%
* Dialog Semiconductor P.L.C.	338,103	18,282,847	0.5%
Freenet AG	638,935	21,521,714	0.6%
K+S AG	292,052	12,315,193	0.4%
LANXESS AG	368,065	21,716,597	0.6%
LEG Immobilien AG	221,215	15,372,968	0.5%
MTU Aero Engines AG	239,900	22,578,431	0.7%
Other Securities		402,444,994	11.6%
TOTAL GERMANY		530,323,357	15.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
GREECE — (0.0%)
Other Securities		$752	0.0%

IRELAND — (2.2%)
Glanbia P.L.C.	700,613	13,846,960	0.4%
Kingspan Group P.L.C.	580,389	14,014,425	0.4%
Paddy Power P.L.C.	157,699	13,532,888	0.4%
Smurfit Kappa Group P.L.C.	546,377	15,059,188	0.4%
Other Securities		27,073,108	0.8%
TOTAL IRELAND		83,526,569	2.4%

ISRAEL — (2.1%)
Other Securities		79,885,030	2.3%

ITALY — (9.5%)
Azimut Holding SpA	509,670	14,918,968	0.4%
Banca Popolare dell’Emilia Romagna SC	2,429,723	21,678,722	0.6%
Banca Popolare di Milano Scarl	21,133,583	22,288,084	0.7%
* Finmeccanica SpA	1,780,003	22,390,811	0.7%
Prysmian SpA	991,595	21,434,663	0.6%
Other Securities		261,011,724	7.5%
TOTAL ITALY		363,722,972	10.5%

NETHERLANDS — (5.3%)
Aalberts Industries NV	558,677	16,612,257	0.5%
ASM International NV	290,828	13,454,104	0.4%
Delta Lloyd NV	1,039,486	17,057,457	0.5%
TNT Express NV	2,218,089	18,837,668	0.5%
Other Securities		137,893,112	4.0%
TOTAL NETHERLANDS		203,854,598	5.9%

NORWAY — (2.2%)
Other Securities		85,977,852	2.5%

PORTUGAL — (1.2%)
Other Securities		46,186,840	1.3%

SPAIN — (5.4%)
Bolsas y Mercados Espanoles SHMSF SA	400,008	16,213,126	0.5%
* Gamesa Corp. Tecnologica SA	1,193,955	18,861,747	0.6%
Viscofan SA	223,870	13,542,863	0.4%
Other Securities		156,729,403	4.4%
TOTAL SPAIN		205,347,139	5.9%

SWEDEN — (7.6%)
Other Securities		289,627,059	8.4%

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (12.0%)
ams AG	372,640	$16,297,664	0.5%
#* Dufry AG	115,350	16,073,139	0.5%
Flughafen Zuerich AG	21,722	16,815,146	0.5%
GAM Holding AG	914,388	19,209,850	0.6%
Georg Fischer AG	21,948	15,088,377	0.4%
Helvetia Holding AG	35,100	20,062,969	0.6%
Logitech International SA	848,062	12,426,751	0.4%
PSP Swiss Property AG	143,462	12,286,921	0.4%
Straumann Holding AG	54,567	14,977,646	0.4%
Sulzer AG	122,816	12,633,066	0.4%
Other Securities		305,026,191	8.6%
TOTAL SWITZERLAND		460,897,720	13.3%

UNITED STATES — (0.0%)
Other Securities		10,046	0.0%
TOTAL COMMON STOCKS		3,410,777,533	98.7%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Other Securities		13,281,056	0.4%

ITALY — (0.0%)
Other Securities		8,920	0.0%
TOTAL PREFERRED STOCKS		13,289,976	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

FINLAND — (0.0%)
Other Securities		157,849	0.0%

FRANCE — (0.0%)
Other Securities		6,137	0.0%

ITALY — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		417,253	0.0%
TOTAL RIGHTS/WARRANTS		581,239	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (10.6%)
§@ DFA Short Term Investment Fund	34,936,543	404,215,804	11.7%
TOTAL INVESTMENTS — (100.0%)
(Cost $3,259,803,698)^		$3,828,864,552	110.8%

The Continental Small Company Series
continued

Summary of the Series’ investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$84,769,504	—	$84,769,504
Belgium	—	143,415,851	—	143,415,851
Denmark	—	169,166,058	—	169,166,058
Finland	—	248,303,453	—	248,303,453
France	$358,712	415,404,021	—	415,762,733
Germany	—	530,323,357	—	530,323,357
Greece	—	752	—	752
Ireland	—	83,526,569	—	83,526,569
Israel	—	79,885,030	—	79,885,030
Italy	—	363,722,972	—	363,722,972
Netherlands	—	203,854,598	—	203,854,598
Norway	728,041	85,249,811	—	85,977,852
Portugal	—	46,186,840	—	46,186,840
Spain	—	205,347,139	—	205,347,139
Sweden	301,537	289,325,522	—	289,627,059
Switzerland	3,533,697	457,364,023	—	460,897,720
United States	—	10,046	—	10,046
Preferred Stocks
Germany	—	13,281,056	—	13,281,056
Italy	—	8,920	—	8,920
Rights/Warrants
Austria	—	—	—	—
Finland	—	157,849	—	157,849
France	—	6,137	—	6,137
Italy	—	—	—	—
Spain	—	417,253	—	417,253
Securities Lending Collateral	—	404,215,804	—	404,215,804
TOTAL	$4,921,987	$3,823,942,565	—	$3,828,864,552

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (71.5%)
Consumer Discretionary — (8.2%)
#	Cineplex, Inc.	294,735	$11,095,628	1.5%
#	Corus Entertainment, Inc. Class B	466,216	6,222,435	0.9%
	Dorel Industries, Inc. Class B	169,797	4,541,968	0.6%
*	Great Canadian Gaming Corp.	299,800	5,763,169	0.8%
#*	IMAX Corp.	259,917	10,466,858	1.4%
	Martinrea International, Inc.	476,656	5,094,762	0.7%
	RONA, Inc.	676,245	8,218,894	1.1%
	Other Securities		32,177,608	4.4%
Total Consumer Discretionary			83,581,322	11.4%

Consumer Staples — (3.1%)
	Cott Corp.	504,803	4,934,864	0.7%
	Maple Leaf Foods, Inc.	306,964	5,822,240	0.8%
	North West Co., Inc. (The)	242,310	4,803,519	0.7%
	Other Securities		16,253,413	2.1%
Total Consumer Staples			31,814,036	4.3%

Energy — (18.1%)
*	Advantage Oil & Gas, Ltd.	1,100,531	6,960,925	1.0%
#	Bonavista Energy Corp.	1,035,276	5,628,122	0.8%
#	Canadian Energy Services & Technology Corp.	933,342	5,380,354	0.7%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,960,048	1.0%
	Enerflex, Ltd.	436,563	4,718,655	0.6%
	Ensign Energy Services, Inc.	758,725	7,435,384	1.0%
#	Mullen Group, Ltd.	536,825	8,772,296	1.2%
*	Parex Resources, Inc.	556,704	4,666,686	0.6%
	Parkland Fuel Corp.	410,377	8,174,684	1.1%
	Pason Systems, Inc.	356,252	6,374,886	0.9%
#	Pengrowth Energy Corp.	2,327,124	5,813,152	0.8%
#	Precision Drilling Corp.	1,736,481	11,678,495	1.6%
#	Secure Energy Services, Inc.	631,339	6,459,978	0.9%
	ShawCor, Ltd.	209,000	6,122,746	0.8%
	Other Securities		89,567,350	12.2%
Total Energy			184,713,761	25.2%

Financials — (5.8%)
#	Canadian Western Bank	436,532	10,055,265	1.4%
	Colliers International Group, Inc.	157,548	6,029,459	0.8%
#	Laurentian Bank of Canada	191,320	7,374,015	1.0%
	Other Securities		35,963,056	4.9%
Total Financials			59,421,795	8.1%

Health Care — (0.9%)
	Other Securities		9,555,648	1.3%

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (9.8%)
*	ATS Automation Tooling Systems, Inc.	522,530	$6,396,704	0.9%
#	Russel Metals, Inc.	350,655	6,381,416	0.9%
#	Stantec, Inc.	453,829	13,262,417	1.8%
#	Toromont Industries, Ltd.	376,225	9,410,143	1.3%
#	TransForce, Inc.	432,009	8,761,239	1.2%
#	Westshore Terminals Investment Corp.	318,149	7,746,126	1.1%
	Other Securities		47,547,254	6.3%
Total Industrials			99,505,299	13.5%

Information Technology — (3.3%)
	Other Securities		34,022,553	4.6%

Materials — (17.3%)
	AuRico Gold, Inc.	1,608,298	4,596,977	0.6%
#*	B2Gold Corp.	5,268,073	8,056,060	1.1%
	Centerra Gold, Inc.	999,634	5,682,467	0.8%
	Dominion Diamond Corp.	487,201	6,826,275	0.9%
	HudBay Minerals, Inc.	1,398,004	11,640,706	1.6%
#*	IAMGOLD Corp.	2,443,241	4,890,394	0.7%
*	Interfor Corp.	381,931	6,265,625	0.8%
	Intertape Polymer Group, Inc.	324,227	4,859,511	0.7%
*	New Gold, Inc.	2,304,655	6,181,421	0.8%
#	Norbord, Inc.	249,680	5,239,483	0.7%
#	OceanaGold Corp.	1,947,816	4,818,856	0.7%
#	Pan American Silver Corp.	979,973	8,426,669	1.1%
	Stella-Jones, Inc.	183,200	6,090,043	0.8%
	Other Securities		93,513,238	12.8%
Total Materials			177,087,725	24.1%

Telecommunication Services — (0.4%)
	Other Securities		4,091,110	0.6%

Utilities — (4.6%)
#	Algonquin Power & Utilities Corp.	1,054,815	7,904,778	1.1%
#	Capital Power Corp.	523,509	9,028,330	1.2%
#	Northland Power, Inc.	518,896	6,572,406	0.9%
#	Superior Plus Corp.	689,743	6,936,086	0.9%
	Other Securities		16,815,336	2.3%
Total Utilities			47,256,936	6.4%

TOTAL COMMON STOCKS			731,050,185	99.5%

SECURITIES LENDING COLLATERAL — (28.5%)
§@	DFA Short Term Investment Fund	25,124,378	290,689,056	39.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,290,823,223)^			$1,021,739,241	139.1%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$83,581,322	—	—	$83,581,322
Consumer Staples	31,814,036	—	—	31,814,036
Energy	184,698,558	$15,203	—	184,713,761
Financials	59,421,795	—	—	59,421,795
Health Care	9,548,396	7,252	—	9,555,648
Industrials	99,505,299	—	—	99,505,299
Information Technology	34,022,553	—	—	34,022,553
Materials	177,082,608	5,117	—	177,087,725
Telecommunication Services	4,091,110	—	—	4,091,110
Utilities	47,256,936	—	—	47,256,936
Securities Lending Collateral	—	290,689,056	—	290,689,056
TOTAL	$731,022,613	$290,716,628	—	$1,021,739,241

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

			Percentage
	Shares	Value††	of Net Assets**
COMMON STOCKS — (86.8%)
Consumer Discretionary — (17.9%)
Aoyama Trading Co., Ltd.	315,900	$7,513,669	0.3%
H2O Retailing Corp.	442,605	7,361,480	0.3%
Nifco, Inc.	295,500	9,363,392	0.4%
# Resorttrust, Inc.	291,116	7,018,444	0.3%
Shimachu Co., Ltd.	295,800	7,615,745	0.3%
Wacoal Holdings Corp.	629,000	6,550,239	0.3%
Other Securities		466,467,139	18.5%
Total Consumer Discretionary		511,890,108	20.4%

Consumer Staples — (7.6%)
Matsumotokiyoshi Holdings Co., Ltd.	229,700	6,680,147	0.3%
Sapporo Holdings, Ltd.	1,993,000	8,625,333	0.4%
# Takara Holdings, Inc.	814,000	6,480,260	0.3%
# UNY Group Holdings Co., Ltd.	1,471,300	7,799,995	0.3%
Other Securities		189,525,032	7.4%
Total Consumer Staples		219,110,767	8.7%

Energy — (0.9%)
Other Securities		25,847,200	1.0%

Financials — (10.2%)
Awa Bank, Ltd. (The)	1,185,000	7,105,993	0.3%
Daishi Bank, Ltd. (The)	2,061,000	7,293,168	0.3%
Higo Bank, Ltd. (The)	1,151,000	6,551,664	0.3%
Juroku Bank, Ltd. (The)	2,060,000	8,124,606	0.3%
Keiyo Bank, Ltd. (The)	1,325,000	6,927,376	0.3%
#* Leopalace21 Corp.	1,523,700	9,543,623	0.4%
Musashino Bank, Ltd. (The)	203,400	6,891,841	0.3%
North Pacific Bank, Ltd.	1,846,200	7,610,951	0.3%
San-In Godo Bank, Ltd. (The)	980,000	7,550,640	0.3%
Senshu Ikeda Holdings, Inc.	1,365,100	7,062,181	0.3%
Other Securities		217,936,777	8.6%
Total Financials		292,598,820	11.7%

Health Care — (4.3%)
Other Securities		122,558,383	4.9%

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (25.8%)
	Aica Kogyo Co., Ltd.	318,300	$6,588,512	0.3%
	DMG Mori Seiki Co., Ltd.	577,200	6,798,023	0.3%
	Fujikura, Ltd.	2,042,000	8,577,639	0.4%
#	Furukawa Electric Co., Ltd.	4,610,000	8,136,200	0.3%
	Glory, Ltd.	274,400	7,071,142	0.3%
#	Hazama Ando Corp.	1,049,700	7,056,975	0.3%
#	Iwatani Corp.	1,107,000	7,568,717	0.3%
#	Japan Steel Works, Ltd. (The)	1,988,000	7,111,136	0.3%
#	Maeda Corp.	845,000	7,470,851	0.3%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,886,000	10,622,003	0.4%
	Nishi-Nippon Railroad Co., Ltd.	1,627,000	6,482,809	0.3%
	Nishimatsu Construction Co., Ltd.	1,855,000	9,006,722	0.4%
	Nisshinbo Holdings, Inc.	929,000	7,672,103	0.3%
	OSG Corp.	455,100	7,420,946	0.3%
	Sankyu, Inc.	1,561,000	7,216,910	0.3%
	Sanwa Holdings Corp.	1,262,100	8,751,418	0.4%
	Tsubakimoto Chain Co.	854,700	6,742,103	0.3%
	Other Securities		607,859,813	24.0%
Total Industrials			738,154,022	29.5%

Information Technology — (10.0%)
	Anritsu Corp.	865,700	6,702,549	0.3%
	Horiba, Ltd.	218,850	7,917,501	0.3%
#	IT Holdings Corp.	519,701	8,491,586	0.4%
	Oki Electric Industry Co., Ltd.	4,385,000	10,188,368	0.4%
#	SCREEN Holdings Co., Ltd.	1,267,000	6,905,771	0.3%
#	Taiyo Yuden Co., Ltd.	661,300	6,797,894	0.3%
	Other Securities		239,685,095	9.4%
Total Information Technology			286,688,764	11.4%

Materials — (9.6%)
	ADEKA Corp.	530,500	6,847,875	0.3%
	Lintec Corp.	312,600	6,526,618	0.3%
	Mitsui Mining & Smelting Co., Ltd.	3,666,000	9,724,344	0.4%
	Nihon Parkerizing Co., Ltd.	275,800	6,583,269	0.3%
#	Sumitomo Osaka Cement Co., Ltd.	2,682,000	8,383,958	0.3%
	Tokuyama Corp.	2,222,000	6,495,139	0.3%
	Toyobo Co., Ltd.	5,435,000	7,823,086	0.3%
	Other Securities		223,923,257	8.8%
Total Materials			276,307,546	11.0%

Telecommunication Services — (0.1%)
	Other Securities		4,309,409	0.2%

Utilities — (0.4%)
	Other Securities		11,429,517	0.5%
TOTAL COMMON STOCKS			2,488,894,536	99.3%

The Japanese Small Company Series
continued

			Percentage
	Shares	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (13.2%)
§@ DFA Short Term Investment Fund	32,591,293	$377,081,264	15.1%
TOTAL INVESTMENTS — (100.0%)
(Cost $2,741,341,199)		$2,865,975,800	114.4%

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,646,036	$507,244,072	—	$511,890,108
Consumer Staples	803,849	218,306,918	—	219,110,767
Energy	—	25,847,200	—	25,847,200
Financials	10,448,978	282,149,842	—	292,598,820
Health Care	—	122,558,383	—	122,558,383
Industrials	—	738,154,022	—	738,154,022
Information Technology	—	286,688,764	—	286,688,764
Materials	—	276,307,546	—	276,307,546
Telecommunication Services	—	4,309,409	—	4,309,409
Utilities	—	11,429,517	—	11,429,517
Securities Lending Collateral	—	377,081,264	—	377,081,264
TOTAL	$15,898,863	$2,850,076,937	—	$2,865,975,800

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (78.7%)
AUSTRALIA — (41.6%)
#	Adelaide Brighton, Ltd.	3,634,701	$10,838,815	0.8%
	Ansell, Ltd.	544,496	9,550,805	0.7%
#	Aristocrat Leisure, Ltd.	3,124,863	17,765,461	1.2%
#	Beach Energy, Ltd.	9,353,942	9,675,702	0.7%
*	BlueScope Steel, Ltd.	1,945,699	9,070,776	0.6%
#	carsales.com, Ltd.	1,736,291	16,384,267	1.1%
	CSR, Ltd.	3,291,003	10,072,540	0.7%
#	Downer EDI, Ltd.	2,989,518	12,624,250	0.9%
	DuluxGroup, Ltd.	3,082,903	14,569,397	1.0%
#	Echo Entertainment Group, Ltd.	4,331,523	14,543,934	1.0%
	Fairfax Media, Ltd.	14,676,907	10,549,342	0.7%
#	GrainCorp, Ltd. Class A	1,240,760	9,596,665	0.7%
#	iiNET, Ltd.	1,110,524	7,836,764	0.5%
	Independence Group NL	1,827,105	7,316,662	0.5%
#	Invocare, Ltd.	894,310	9,542,450	0.7%
#	IOOF Holdings, Ltd.	1,906,008	15,203,012	1.1%
#	Iress, Ltd.	1,080,718	9,403,408	0.7%
#	JB Hi-Fi, Ltd.	860,733	11,852,634	0.8%
#	M2 Group, Ltd.	1,270,142	8,813,121	0.6%
#	Metcash, Ltd.	4,422,950	11,046,633	0.8%
#	Mineral Resources, Ltd.	1,202,488	9,013,856	0.6%
#	Monadelphous Group, Ltd.	707,732	7,849,897	0.5%
#	Myer Holdings, Ltd.	4,168,808	7,079,608	0.5%
#	NIB Holdings, Ltd.	2,712,998	7,818,566	0.5%
#	OZ Minerals, Ltd.	2,263,016	7,776,456	0.5%
#	Perpetual, Ltd.	359,597	14,703,016	1.0%
	Primary Health Care, Ltd.	3,240,864	13,281,170	0.9%
*	Qantas Airways, Ltd.	4,914,897	7,343,406	0.5%
	Reece Australia, Ltd.	238,257	6,983,909	0.5%
#	Sims Metal Management, Ltd.	1,378,490	13,761,961	1.0%
#	Sirtex Medical, Ltd.	409,434	9,401,832	0.7%
	Spark Infrastructure Group	10,691,774	17,972,704	1.2%
#	Super Retail Group, Ltd.	1,291,875	8,382,739	0.6%
	Tabcorp Holdings, Ltd.	2,426,529	8,716,499	0.6%
#	TPG Telecom, Ltd.	1,231,044	7,970,965	0.6%
#	Transpacific Industries Group, Ltd.	9,657,560	7,675,573	0.5%
#*	UGL, Ltd.	1,220,877	7,551,660	0.5%
	Other Securities		376,339,345	25.7%
TOTAL AUSTRALIA			765,879,800	52.7%

BERMUDA — (0.0%)
	Other Securities		26,808	0.0%

CHINA — (0.2%)
	Other Securities		3,119,336	0.2%

The Asia Pacific Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
HONG KONG — (20.7%)
Dah Sing Financial Holdings, Ltd.	1,208,544	$7,525,263	0.5%
# Esprit Holdings, Ltd.	13,739,550	17,211,169	1.2%
Hopewell Holdings, Ltd.	2,973,000	10,569,755	0.7%
# Luk Fook Holdings International, Ltd.	2,792,000	8,306,888	0.6%
Melco International Development, Ltd.	3,620,000	9,838,366	0.7%
Xinyi Glass Holdings, Ltd.	16,212,000	9,536,952	0.7%
Other Securities		317,754,477	21.8%
TOTAL HONG KONG		380,742,870	26.2%

NEW ZEALAND — (7.1%)
# Fisher & Paykel Healthcare Corp., Ltd.	4,076,344	17,813,660	1.2%
# Infratil, Ltd.	3,206,161	7,206,718	0.5%
# Ryman Healthcare, Ltd.	2,312,512	13,691,535	0.9%
# Sky Network Television, Ltd.	2,017,881	10,019,430	0.7%
# SKYCITY Entertainment Group, Ltd.	4,308,638	13,173,223	0.9%
Other Securities		68,677,900	4.8%
TOTAL NEW ZEALAND		130,582,466	9.0%

SINGAPORE — (9.1%)
Singapore Post, Ltd.	6,765,120	10,383,577	0.7%
Venture Corp., Ltd.	1,694,000	10,203,641	0.7%
Other Securities		146,437,456	10.1%
TOTAL SINGAPORE		167,024,674	11.5%
TOTAL COMMON STOCKS		1,447,375,954	99.6%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		—	0.0%

HONG KONG — (0.0%)
Other Securities		87,216	0.0%

SINGAPORE — (0.0%)
Other Securities		2,095	0.0%
TOTAL RIGHTS/WARRANTS		89,311	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (21.3%)
§@ DFA Short Term Investment Fund	33,782,209	390,860,156	26.9%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,833,068,732)		$1,838,325,421	126.5%

The Asia Pacific Small Company Series
continued

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,261,409	$753,618,391	—	$765,879,800
Bermuda	—	26,808	—	26,808
China	—	3,119,336	—	3,119,336
Hong Kong	1,079,370	379,663,500	—	380,742,870
New Zealand	396,491	130,185,975	—	130,582,466
Singapore	485,216	166,539,458	—	167,024,674
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	87,216	—	87,216
Singapore	—	2,095	—	2,095
Securities Lending Collateral	—	390,860,156	—	390,860,156
TOTAL	$14,222,486	$1,824,102,935	—	$1,838,325,421

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (97.3%)
Consumer Discretionary — (25.2%)
Barratt Developments P.L.C.	3,291,665	$22,127,812	1.1%
Bellway P.L.C.	652,849	18,313,143	0.9%
Berkeley Group Holdings P.L.C.	687,947	25,159,106	1.3%
Daily Mail & General Trust P.L.C.	1,422,483	17,999,359	0.9%
Dixons Carphone P.L.C.	2,319,507	14,728,353	0.7%
Greene King P.L.C.	1,421,372	18,273,797	0.9%
Howden Joinery Group P.L.C.	3,423,456	18,783,244	0.9%
Inchcape P.L.C.	2,330,419	25,961,589	1.3%
Informa P.L.C.	3,256,622	25,106,456	1.3%
Rightmove P.L.C.	492,413	16,655,156	0.8%
Taylor Wimpey P.L.C.	14,989,056	28,472,629	1.4%
* Thomas Cook Group P.L.C.	7,517,966	14,978,554	0.8%
WH Smith P.L.C.	711,405	12,844,258	0.6%
William Hill P.L.C.	4,494,667	25,956,438	1.3%
Other Securities		228,230,551	11.5%
Total Consumer Discretionary		513,590,445	25.7%

Consumer Staples — (4.5%)
Booker Group P.L.C.	7,511,637	16,881,209	0.8%
Britvic P.L.C.	1,277,429	13,927,819	0.7%
Tate & Lyle P.L.C.	1,515,587	14,667,991	0.7%
Other Securities		46,852,034	2.4%
Total Consumer Staples		92,329,053	4.6%

Energy — (4.6%)
AMEC P.L.C.	1,114,094	18,576,553	0.9%
John Wood Group P.L.C.	1,961,228	20,808,838	1.0%
Other Securities		54,101,541	2.8%
Total Energy		93,486,932	4.7%

Financials — (14.7%)
Amlin P.L.C.	2,654,495	19,373,906	1.0%
Catlin Group, Ltd.	1,883,388	16,179,782	0.8%
Close Brothers Group P.L.C.	788,970	18,514,828	0.9%
Henderson Group P.L.C.	5,677,167	19,118,900	1.0%
Hiscox, Ltd.	1,674,250	18,260,643	0.9%
ICAP P.L.C.	2,893,657	19,427,173	1.0%
IG Group Holdings P.L.C.	1,931,185	18,611,712	0.9%
Man Group P.L.C.	9,800,117	19,431,406	1.0%
Other Securities		151,018,176	7.5%
Total Financials		299,936,526	15.0%

Health Care — (3.7%)
* BTG P.L.C.	1,781,080	21,529,272	1.1%
Hikma Pharmaceuticals P.L.C.	713,706	21,647,047	1.1%
Other Securities		32,975,002	1.6%
Total Health Care		76,151,321	3.8%

The United Kingdom Small Company Series
continued

	Shares	Value††	Percentage of Net Assets**
Industrials — (24.2%)
Ashtead Group P.L.C.	1,347,260	$22,572,306	1.1%
BBA Aviation P.L.C.	2,792,163	15,805,781	0.8%
Berendsen P.L.C.	852,867	13,810,534	0.7%
Cobham P.L.C.	5,618,202	26,207,126	1.3%
DCC P.L.C.	447,754	25,092,474	1.3%
Hays P.L.C.	7,359,440	14,534,905	0.7%
Melrose Industries P.L.C.	4,127,987	16,966,362	0.9%
Rentokil Initial P.L.C.	9,576,875	18,886,873	1.0%
Rotork P.L.C.	446,606	18,307,009	0.9%
Spirax-Sarco Engineering P.L.C.	399,105	18,236,514	0.9%
Stagecoach Group P.L.C.	2,248,039	13,934,215	0.7%
Other Securities		289,288,480	14.5%
Total Industrials		493,642,579	24.8%

Information Technology — (8.5%)
Halma P.L.C.	2,008,362	20,039,284	1.0%
Spectris P.L.C.	601,319	17,368,409	0.9%
# Telecity Group P.L.C.	1,018,433	12,576,541	0.6%
Other Securities		121,983,693	6.1%
Total Information Technology		171,967,927	8.6%

Materials — (6.6%)
Croda International P.L.C.	463,619	17,045,566	0.9%
DS Smith P.L.C.	4,875,734	20,708,475	1.0%
Essentra P.L.C.	1,229,761	13,539,887	0.7%
Other Securities		83,503,314	4.2%
Total Materials		134,797,242	6.8%

Telecommunication Services — (2.7%)
Inmarsat P.L.C.	2,296,017	25,210,004	1.3%
TalkTalk Telecom Group P.L.C.	2,703,937	13,013,957	0.6%
Other Securities		17,470,514	0.9%
Total Telecommunication Services		55,694,475	2.8%

Utilities — (2.6%)
Drax Group P.L.C.	2,103,725	20,016,929	1.0%
Pennon Group P.L.C.	2,061,341	27,507,186	1.4%
Other Securities		4,895,586	0.2%
Total Utilities		52,419,701	2.6%
TOTAL COMMON STOCKS		1,984,016,201	99.4%

RIGHTS/WARRANTS — (0.1%)
Other Securities		1,128,981	0.1%

SECURITIES LENDING COLLATERAL — (2.6%)
§@ DFA Short Term Investment Fund	4,557,215	52,726,974	2.6%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,533,323,942)		$2,037,872,156	102.1%

The United Kingdom Small Company Series
continued

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,705,687	$511,884,758	—	$513,590,445
Consumer Staples	—	92,329,053	—	92,329,053
Energy	—	93,486,932	—	93,486,932
Financials	—	299,936,526	—	299,936,526
Health Care	413,391	75,737,930	—	76,151,321
Industrials	—	493,642,579	—	493,642,579
Information Technology	36,400	171,931,527	—	171,967,927
Materials	41,172	134,756,070	—	134,797,242
Telecommunication Services	—	55,694,475	—	55,694,475
Utilities	—	52,419,701	—	52,419,701
Rights/Warrants	1,083,818	45,163	—	1,128,981
Securities Lending Collateral	—	52,726,974	—	52,726,974
TOTAL	$3,280,468	$2,034,591,688	—	$2,037,872,156

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.6%)
AUSTRIA — (2.0%)
Other Securities		$71,759,411	2.3%

BELGIUM — (2.9%)
Ackermans & van Haaren NV	121,561	15,159,547	0.5%
Other Securities		90,389,162	2.8%
TOTAL BELGIUM		105,548,709	3.3%

DENMARK — (4.6%)
GN Store Nord A.S.	772,340	17,970,374	0.6%
* Jyske Bank A.S.	267,531	14,424,929	0.5%
* Topdanmark A.S.	507,925	16,167,201	0.5%
* Vestas Wind Systems A.S.	531,291	17,731,821	0.6%
Other Securities		99,264,289	3.1%
TOTAL DENMARK		165,558,614	5.3%

FINLAND — (6.0%)
Elisa Oyj	702,558	19,299,483	0.6%
Huhtamaki Oyj	452,365	11,478,833	0.4%
Kesko Oyj Class B	315,046	11,948,285	0.4%
Metso Oyj	469,957	15,354,503	0.5%
# Neste Oil Oyj	609,759	13,158,259	0.4%
Orion Oyj Class B	401,178	13,644,702	0.4%
Other Securities		130,365,473	4.1%
TOTAL FINLAND		215,249,538	6.8%

FRANCE — (10.4%)
# Ingenico	171,744	17,109,701	0.6%
Lagardere SCA	585,070	14,238,458	0.5%
# Neopost SA	171,272	11,886,247	0.4%
Teleperformance	289,816	18,262,629	0.6%
Other Securities		309,485,159	9.7%
TOTAL FRANCE		370,982,194	11.8%

GERMANY — (13.1%)
Aareal Bank AG	423,110	18,179,030	0.6%
Deutsche Wohnen AG	885,948	19,997,303	0.6%
Freenet AG	631,511	16,569,366	0.5%
MTU Aero Engines AG	248,035	21,753,942	0.7%
Rhoen Klinikum AG	500,406	14,899,557	0.5%
Stada Arzneimittel AG	298,237	11,491,332	0.4%
TUI AG	883,403	13,528,431	0.4%
Other Securities		352,370,875	11.2%
TOTAL GERMANY		468,789,836	14.9%

GREECE — (0.0%)
Other Securities		846	0.0%

The Continental Small Company Series
continued

	Shares	Value††	Percentage of Net Assets**
IRELAND — (1.9%)
Paddy Power P.L.C.	175,221	$12,788,109	0.4%
Smurfit Kappa Group P.L.C.	564,905	11,671,917	0.4%
Other Securities		43,098,054	1.3%
TOTAL IRELAND		67,558,080	2.1%

ISRAEL — (2.3%)
Other Securities		81,625,599	2.6%

ITALY — (8.6%)
Azimut Holding SpA	526,953	12,333,896	0.4%
* Banca Popolare dell’Emilia Romagna SC	2,452,950	18,717,677	0.6%
* Banca Popolare di Milano Scarl	21,335,561	16,081,112	0.5%
* Finmeccanica SpA	1,840,364	16,630,273	0.5%
Prysmian SpA	930,455	16,125,875	0.5%
Other Securities		229,452,418	7.3%
TOTAL ITALY		309,341,251	9.8%

NETHERLANDS — (5.2%)
Aalberts Industries NV	507,343	13,523,613	0.4%
Delta Lloyd NV	1,074,736	24,496,720	0.8%
Nutreco NV	360,777	18,070,377	0.6%
#* SBM Offshore NV	962,257	12,044,543	0.4%
TNT Express NV	2,283,752	13,274,323	0.4%
Other Securities		104,658,516	3.3%
TOTAL NETHERLANDS		186,068,092	5.9%

NORWAY — (2.7%)
Other Securities		97,515,854	3.1%

PORTUGAL — (1.4%)
* Banco Comercial Portugues SA	116,756,305	13,196,571	0.4%
Other Securities		37,431,451	1.2%
TOTAL PORTUGAL		50,628,022	1.6%

SPAIN — (5.6%)
# Bolsas y Mercados Espanoles SA	387,022	14,724,818	0.5%
* Gamesa Corp. Tecnologica SA	1,146,125	11,315,727	0.4%
* Jazztel P.L.C.	1,097,205	17,541,651	0.6%
# Viscofan SA	224,736	13,214,604	0.4%
Other Securities		142,936,668	4.4%
TOTAL SPAIN		199,733,468	6.3%

SWEDEN — (9.2%)
Castellum AB	752,681	11,542,461	0.4%
JM AB	372,482	12,039,459	0.4%
Other Securities		306,117,751	9.7%
TOTAL SWEDEN		329,699,671	10.5%

The Continental Small Company Series
continued

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (11.7%)
ams AG	305,882	$10,968,617	0.4%
* Dufry AG	105,189	15,165,112	0.5%
Flughafen Zuerich AG	19,754	12,587,599	0.4%
GAM Holding AG	828,863	14,155,213	0.5%
Georg Fischer AG	20,425	11,796,958	0.4%
Helvetia Holding AG	32,824	15,608,324	0.5%
Lonza Group AG	216,869	23,896,040	0.8%
PSP Swiss Property AG	148,327	12,730,412	0.4%
Straumann Holding AG	47,712	11,746,936	0.4%
Other Securities		289,849,302	9.0%
TOTAL SWITZERLAND		418,504,513	13.3%
TOTAL COMMON STOCKS		3,138,563,698	99.6%

RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
Other Securities		430	0.0%

FRANCE — (0.1%)
Other Securities		735,420	0.0%

GERMANY — (0.0%)
Other Securities		421,400	0.0%

ITALY — (0.0%)
Other Securities		172,545	0.0%

PORTUGAL — (0.0%)
Other Securities		—	0.0%

SPAIN — (0.0%)
Other Securities		152,032	0.0%
TOTAL RIGHTS/WARRANTS		1,481,827	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (12.3%)
§@ DFA Short Term Investment Fund	38,146,040	441,349,686	14.0%
TOTAL INVESTMENTS — (100.0%)
(Cost $3,059,179,623)		$3,581,395,211	113.6%

The Continental Small Company Series
continued

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$71,759,411	—	$71,759,411
Belgium	—	105,548,709	—	105,548,709
Denmark	—	165,558,614	—	165,558,614
Finland	—	215,249,538	—	215,249,538
France	$577,107	370,405,087	—	370,982,194
Germany	1,506,397	467,283,439	—	468,789,836
Greece	—	846	—	846
Ireland	—	67,558,080	—	67,558,080
Israel	—	81,625,599	—	81,625,599
Italy	—	309,341,251	—	309,341,251
Netherlands	—	186,068,092	—	186,068,092
Norway	—	97,515,854	—	97,515,854
Portugal	—	50,628,022	—	50,628,022
Spain	34,154	199,699,314	—	199,733,468
Sweden	377,647	329,322,024	—	329,699,671
Switzerland	—	418,504,513	—	418,504,513
Rights/Warrants
Austria	—	430	—	430
France	—	735,420	—	735,420
Germany	—	421,400	—	421,400
Italy	—	172,545	—	172,545
Portugal	—	—	—	—
Spain	—	152,032	—	152,032
Securities Lending Collateral	—	441,349,686	—	441,349,686
TOTAL	$2,495,305	$3,578,899,906	—	$3,581,395,211

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (78.8%)
Consumer Discretionary — (8.5%)
#	Cineplex, Inc.	290,435	$10,941,724	1.3%
#	Corus Entertainment, Inc. Class B	414,416	7,626,093	0.9%
*	Great Canadian Gaming Corp.	302,800	5,491,533	0.7%
#*	Imax Corp.	252,317	7,430,372	0.9%
	Linamar Corp.	238,706	12,193,163	1.4%
	RONA, Inc.	681,945	8,319,723	1.0%
	Other Securities		39,355,775	4.6%
Total Consumer Discretionary			91,358,383	10.8%

Consumer Staples — (3.0%)
#	Maple Leaf Foods, Inc.	536,764	9,286,986	1.1%
	Other Securities		22,403,255	2.6%
Total Consumer Staples			31,690,241	3.7%

Energy — (21.2%)
*	Bankers Petroleum, Ltd.	1,411,399	5,422,437	0.6%
#	Bonavista Energy Corp.	572,444	5,378,805	0.6%
#	Bonterra Energy Corp.	138,595	6,230,965	0.7%
#	Canadian Energy Services & Technology Corp.	950,642	7,338,259	0.9%
#	Enbridge Income Fund Holdings, Inc.	246,855	6,505,118	0.8%
*	Gran Tierra Energy, Inc.	1,393,412	6,354,765	0.7%
#	Mullen Group, Ltd.	483,025	9,385,784	1.1%
*	NuVista Energy, Ltd.	678,709	6,244,809	0.7%
#	Parkland Fuel Corp.	400,877	7,842,898	0.9%
#	Pason Systems, Inc.	368,652	8,821,742	1.0%
	Secure Energy Services, Inc.	558,354	10,339,247	1.2%
	ShawCor, Ltd.	125,996	5,550,509	0.7%
#	Surge Energy, Inc.	1,179,583	6,541,319	0.8%
	Trican Well Service, Ltd.	817,696	7,327,740	0.9%
#	Whitecap Resources, Inc.	848,168	10,979,788	1.3%
	Other Securities		117,421,885	13.9%
Total Energy			227,686,070	26.8%

Financials — (6.8%)
	Canadian Western Bank	300,957	10,080,411	1.2%
	FirstService Corp.	152,248	8,045,687	0.9%
#	Genworth MI Canada, Inc.	149,254	5,217,699	0.6%
	Home Capital Group, Inc.	241,200	11,560,822	1.4%
	Laurentian Bank of Canada	163,720	7,202,198	0.8%
	Other Securities		30,958,654	3.7%
Total Financials			73,065,471	8.6%

Health Care — (1.4%)
*	Endo International P.L.C.	82,099	5,485,893	0.7%
	Other Securities		9,961,226	1.1%
Total Health Care			15,447,119	1.8%

The Canadian Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (13.1%)
* ATS Automation Tooling Systems, Inc.	500,030	$6,255,643	0.7%
Badger Daylighting, Ltd.	212,981	5,232,637	0.6%
MacDonald Dettwiler & Associates, Ltd.	112,170	8,553,205	1.0%
# Ritchie Bros Auctioneers, Inc.	378,801	9,259,543	1.1%
# Russel Metals, Inc.	332,255	9,684,199	1.1%
Stantec, Inc.	228,285	14,464,160	1.7%
Toromont Industries, Ltd.	262,225	6,261,013	0.7%
TransForce, Inc.	442,709	10,825,660	1.3%
# Westshore Terminals Investment Corp.	274,032	8,351,891	1.0%
# WSP Global, Inc.	234,492	7,138,477	0.8%
Other Securities		55,234,526	6.6%
Total Industrials		141,260,954	16.6%

Information Technology — (5.1%)
* Celestica, Inc.	949,607	10,430,890	1.2%
DH Corp.	438,495	14,006,317	1.6%
Other Securities		29,917,238	3.6%
Total Information Technology		54,354,445	6.4%

Materials — (14.9%)
CCL Industries, Inc. Class B	111,467	11,268,843	1.3%
* Dominion Diamond Corp.	385,640	5,395,983	0.6%
HudBay Minerals, Inc.	1,202,315	9,206,316	1.1%
* Interfor Corp.	373,031	5,672,997	0.7%
Pan American Silver Corp.	711,104	6,574,423	0.8%
Stella-Jones, Inc.	180,100	5,230,179	0.6%
Other Securities		116,725,872	13.8%
Total Materials		160,074,613	18.9%

Telecommunication Services — (0.4%)
Other Securities		4,162,391	0.5%

Utilities — (4.4%)
Algonquin Power & Utilities Corp.	930,215	7,593,255	0.9%
Capital Power Corp.	459,109	10,420,131	1.2%
# Northland Power, Inc.	517,996	7,707,549	0.9%
# Superior Plus Corp.	668,843	7,245,972	0.9%
Other Securities		14,834,337	1.7%
Total Utilities		47,801,244	5.6%
TOTAL COMMON STOCKS		846,900,931	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		26,252	0.0%
SECURITIES LENDING COLLATERAL — (21.2%)
§@ DFA Short Term Investment Fund	19,706,531	228,004,569	26.8%
TOTAL INVESTMENTS — (100.0%)
(Cost $1,214,058,509)		$1,074,931,752	126.5%

The Canadian Small Company Series
continued

Summary of the Series’ investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in
	Securities
	(Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,358,383	—	—	$91,358,383
Consumer Staples	31,690,241	—	—	31,690,241
Energy	227,685,821	$249	—	227,686,070
Financials	73,065,471	—	—	73,065,471
Health Care	15,439,083	8,036	—	15,447,119
Industrials	141,260,954	—	—	141,260,954
Information Technology	54,354,445	—	—	54,354,445
Materials	160,037,600	37,013	—	160,074,613
Telecommunication Services	4,162,391	—	—	4,162,391
Utilities	47,801,244	—	—	47,801,244
Rights/Warrants	—	26,252	—	26,252
Securities Lending Collateral	—	228,004,569	—	228,004,569
TOTAL	$846,855,633	$228,076,119	—	$1,074,931,752

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2015
(Unaudited)

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
ASSETS:
Investments at Value (including $274,784,
$251,406, $64,808, $380,826 and $282,873 of
securities on loan, respectively)	$2,666,128	$1,317,276	$2,181,984	$3,424,649	$731,050
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	296,594	269,243	68,376	404,216	290,689
Foreign Currencies at Value	14,610	4,127	3,442	22,010	942
Cash	3,923	2,690	263	9,340	1,084
Receivables:
Investment Securities Sold	777	1,976	2,423	2,012	417
Dividends, Interest and Tax Reclaims	1,548	2,295	7,882	3,859	1,851
Securities Lending Income	357	319	142	1,392	216
Unrealized Gain on Foreign Currency Contracts	—	1	—	—	—
Prepaid Expenses and Other Assets	3	2	2	3	1
Total Assets	2,983,940	1,597,929	2,264,514	3,867,481	1,026,250
LIABILITIES:
Payables:
Upon Return of Securities Loaned	296,594	269,243	68,376	404,216	290,689
Investment Securities Purchased	6,785	4,979	2,231	6,215	1,023
Due to Advisor	219	114	183	290	63
Unrealized Loss on Foreign Currency Contracts	—	—	—	9	—
Accrued Expenses and Other Liabilities	221	142	106	176	49
Total Liabilities	303,819	274,478	70,896	410,906	291,824
NET ASSETS	$2,680,121	$1,323,451	$2,193,618	$3,456,575	$734,426
Investments at Cost	$2,382,557	$1,406,355	$1,556,620	$2,855,588	$1,000,134
Foreign Currencies at Cost	$14,534	$4,188	$3,446	$21,986	$946

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2014

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series*	Series	Series	Series*
ASSETS:
Investments at Value (including $354,425 and
$358,051, $48,155, $405,924, 243,562 of
securities on loan, respectively)	$2,488,895	$1,447,465	$1,985,145	$3,140,046	$846,927
Collateral from Securities on Loan Invested in
Affiliate at Value & Cost	377,081	390,860	52,727	441,350	228,005
Foreign Currencies at Value	1,486	2,507	4,826	10,243	251
Cash	1,528	3,441	2,460	338	2,616
Receivables:
Investment Securities Sold	2,766	1,118	82	4,135	95
Dividends, Interest and Tax Reclaims	13,265	1,317	5,936	1,554	779
Securities Lending Income	376	328	30	572	227
Total Assets	2,885,397	1,847,036	2,051,206	3,598,238	1,078,900
LIABILITIES:
Payables:
Upon Return of Securities Loaned	377,081	390,860	55,064	441,350	228,005
Investment Securities Purchased	2,549	2,179	—	4,177	1,341
Due to Advisor	207	121	164	262	74
Unrealized Loss on Foreign Currency Contracts	—	3	—	—	9
Accrued Expenses and Other Liabilities	151	87	80	172	42
Total Liabilities	379,988	393,250	55,308	445,961	229,471
NET ASSETS	$2,505,409	$1,453,786	$1,995,898	$3,152,277	$849,429
Investments at Cost	$2,364,260	$1,442,209	$1,480,597	$2,617,830	$986,054
Foreign Currencies at Cost	$1,505	$2,520	$4,863	$10,332	$251
____________________

*	See Note I in the Notes to Financial Statements for additional securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2014

(Amounts in thousands)

	The	The	The United	The	The
	Japanese	Asia Pacific	Kingdom	Continental	Canadian
	Small	Small	Small	Small	Small
	Company	Company	Company	Company	Company
	Series	Series	Series	Series	Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $4,408
and $1,164, $73, $11,265, $3,135, respectively)	$39,733	$52,945	$64,648	$75,169	$18,660
Interest	—	—	—	21	—
Income from Securities Lending	3,412	3,989	297	10,965	3,089
Total Investment Income	43,145	56,934	64,945	86,155	21,749
Expenses
Investment Advisory Services Fees	2,353	1,392	2,100	3,415	857
Accounting & Transfer Agent Fees	123	81	110	182	44
Custodian Fees	445	313	105	563	75
Shareholders’ Reports	4	2	3	5	1
Directors’/Trustees’ Fees & Expenses	17	10	15	24	6
Professional Fees	56	33	51	110	19
Other	23	14	18	31	6
Total Expenses	3,021	1,845	2,402	4,330	1,008
Fees Paid Indirectly	(4)	(5)	(1)	(2)	(4)
Net Expenses	3,017	1,840	2,401	4,328	1,004
Net Investment Income (Loss)	40,128	55,094	62,544	81,827	20,745
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	97,004	882	111,297	116,406	(2,865)
Futures	—	—	—	(1,000)	—
Foreign Currency Transactions	(567)	(18)	(238)	(321)	86
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(82,784)	(101,865)	(148,584)	(269,561)	(64,673)
Translation of Foreign Currency
Denominated Amounts	(535)	(11)	(41)	(151)	5
Net Realized and Unrealized Gain (Loss)	13,118	(101,012)	(37,566)	(154,627)	(67,447)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$53,246	$(45,918)	$24,978	$(72,800)	$(46,702)

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Japanese Small		The Asia Pacific Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$40,128	$37,996	$55,094	$51,800
Net Realized Gain (Loss) on:
Investment Securities Sold	97,004	94,606	882	2,045
Futures	—	—	—	—
Foreign Currency Transactions	(567)	(2,405)	(18)	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(82,784)	403,911	(101,865)	64,761
Translation of Foreign Currency
Denominated Amounts	(535)	393	(11)	(13)
Net Increase (Decrease) in Net Assets Resulting
from Operations	53,246	534,501	(45,918)	118,625
Transactions in Interest:
Contributions	296,221	268,246	315,024	243,954
Withdrawals	(125,682)	(207,854)	(80,818)	(100,941)
Net Increase (Decrease) from Transactions
in Interest	170,539	60,392	234,206	143,013
Total Increase (Decrease) in Net Assets	223,785	594,893	188,288	261,638
Net Assets
Beginning of Year	2,281,624	1,686,731	1,265,498	1,003,860
End of Year	$2,505,409	$2,281,624	$1,453,786	$1,265,498

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small
	Company Series
	Year	Year
	Ended	Ended
	Oct. 31,	Oct. 31,
	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$62,544	$55,266
Net Realized Gain (Loss) on:
Investment Securities Sold*	111,297	110,830
Futures	—	—
Foreign Currency Transactions	(238)	8
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(148,584)	377,497
Translation of Foreign Currency Denominated Amounts	(41)	(22)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,978	543,579
Transactions in Interest:
Contributions	17,172	20,921
Withdrawals	(34,539)	(41,051)
Net Increase (Decrease) from Transactions in Interest	(17,367)	(20,130)
Total Increase (Decrease) in Net Assets	7,611	523,449
Net Assets
Beginning of Year	1,988,287	1,464,838
End of Year	$1,995,898	$1,988,287
____________________

*	Net of foreign capital gain taxes withheld of $0 and $14, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Continental Small		The Canadian Small
	Company Series		Company Series
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2014	2013
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$81,827	$70,319	$20,745	$20,407
Net Realized Gain (Loss) on:
Investment Securities Sold*	116,406	61,594	(2,865)	5,104
Futures	(1,000)	—	—	—
Foreign Currency Transactions	(321)	(97)	86	(36)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(269,561)	843,629	(64,673)	14,601
Translation of Foreign Currency
Denominated Amounts	(151)	123	5	(11)
Net Increase (Decrease) in Net Assets Resulting
from Operations	(72,800)	975,568	(46,702)	40,065
Transactions in Interest:
Contributions	106,051	97,213	159,436	42,578
Withdrawals	(98,740)	(100,194)	(4,509)	(30,525)
Net Increase (Decrease) from Transactions
in Interest	7,311	(2,981)	154,927	12,053
Total Increase (Decrease) in Net Assets	(65,489)	972,587	108,225	52,118
Net Assets
Beginning of Year	3,217,766	2,245,179	741,204	689,086
End of Year	$3,152,277	$3,217,766	$849,429	$741,204
____________________

*       Net of foreign capital gain taxes withheld of $0, $14, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series					The Asia Pacific Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Total Return	2.46%	30.62%	0.54%	10.07%	0.72%	(3.46)%	10.97%	7.48%	(5.15)%	28.91%
Net Assets, End of Year (thousands)	$2,505,409	$2,281,624	$1,686,731	$1,502,815	$1,211,600	$1,453,786	$1,265,498	$1,003,860	$906,734	$935,138
Ratio of Expenses to Average
Net Assets	0.13%	0.14%	0.15%	0.14%	0.14%	0.13%	0.15%	0.16%	0.16%	0.17%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.13%	0.14%	0.15%	0.14%	0.14%	0.13%	0.15%	0.16%	0.16%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.71%	1.87%	2.17%	2.07%	1.95%	3.96%	4.64%	4.26%	3.78%	3.64%
Portfolio Turnover Rate	9%	16%	7%	5%	10%	7%	9%	18%	17%	18%

	The United Kingdom Small Company Series					The Continental Small Company Series
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010	2014	2013	2012	2011	2010
Total Return	1.22%	37.42%	23.41%	0.20%	25.94%	(2.25)%	43.67%	2.29%	(10.75)%	15.37%
Net Assets, End of Year (thousands)	$1,995,898	$1,988,287	$1,464,838	$1,133,845	$1,036,694	$3,152,277	$3,217,766	$2,245,179	$2,001,763	$2,072,484
Ratio of Expenses to Average
Net Assets	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%	0.15%
Ratio of Expenses to Average
Net Assets (Excluding Fees
Paid Indirectly)	0.11%	0.12%	0.13%	0.13%	0.13%	0.13%	0.14%	0.16%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.98%	3.29%	3.37%	3.76%	2.86%	2.40%	2.67%	3.15%	2.72%	2.24%
Portfolio Turnover Rate	8%	17%	6%	7%	15%	13%	13%	9%	10%	12%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,	Oct. 31,
	2014	2013	2012	2011	2010
Total Return	(3.83)%	5.71%	(2.51)%	0.27%	43.17%
Net Assets, End of Year (thousands)	$849,429	$741,204	$689,086	$736,262	$663,722
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.15%	0.14%	0.15%
Ratio of Expenses to Average Net Assets
(Excluding Fees Paid Indirectly)	0.12%	0.13%	0.15%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	2.42%	2.99%	2.29%	1.72%	1.05%
Portfolio Turnover Rate	5%	14%	22%	24%	10%
See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY
NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, five of which are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports.

International Equity Portfolios
The Japanese Small Company Series The Asia Pacific Small Company Series The United Kingdom Small Company Series The Continental Small Company Series The Canadian Small Company Series

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

●Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

●Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities at the mean of the most recent quoted bid and ask prices which approximates fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of Dimensional Fund Advisors LP) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2014, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director/Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors/Trustees may defer payment of all or a portion of their total fees earned as a Director/Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director/Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director/Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s/Trustee’s deferred compensation until a date specified by such Director/Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director/Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Director’s/Trustee’s first deferral election. If a Director/Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s/Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director/Trustee ceases to be a member of the Board (unless the Director/Trustee files an amended Notice selecting a different distribution date). As of October 31, 2014, none of the Directors/Trustees have requested or received a distribution of proceeds of a deferred fee account.

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment advisory services to the Trust. For the year ended October 31, 2014, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%

Earned Income Credit:

In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2014, expenses reduced were as follows (amounts in thousands):

Fees Paid
Indirectly
The Japanese Small Company Series	$4
The Asia Pacific Small Company Series	5
The United Kingdom Small Company Series	1
The Continental Small Company Series	2
The Canadian Small Company Series	4

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2014, the total related amounts paid by the Trust to the CCO were $83 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At October 31, 2014, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$64
The Asia Pacific Small Company Series	33
The United Kingdom Small Company Series	43
The Continental Small Company Series	79
The Canadian Small Company Series	20

E. Purchases and Sales of Securities:

For the year ended October 31, 2014, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$428,650	$219,413
The Asia Pacific Small Company Series	393,635	91,705
The United Kingdom Small Company Series	243,468	177,009
The Continental Small Company Series	518,636	430,628
The Canadian Small Company Series	223,575	38,347

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At October 31, 2014, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	(Depreciation)	(Depreciation)
The Japanese Small Company Series	$2,771,115	$381,781	$(286,920)	$94,861
The Asia Pacific Small Company Series	1,866,856	288,322	(316,853)	(28,531)
The United Kingdom Small Company Series	1,553,580	625,581	(141,289)	484,292
The Continental Small Company Series	3,065,469	949,996	(434,069)	515,927
The Canadian Small Company Series	1,216,657	137,372	(279,097)	(141,725)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

The following is a summary of the location and value of derivative instrument holdings on the Series’ Statements of Operations categorized by primary risk exposure for the year ended October 31, 2014 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income
Equity contracts	Net Realized Gain (Loss) on: Futures

	Realized Gain (Loss) on
	Derivatives Recognized in Income
		Equity
	Total	Contracts
The Continental Small Company Series*	$(1,000)	$(1,000)

*As of October 31, 2014, there were no futures contracts outstanding. During the year ended October 31, 2014, the Series had limited activity in futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million unsecured discretionary line of credit effective March 4, 2013 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 2, 2015.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 9, 2015.

For the year ended October 31, 2014, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted	Weighted	Number of	Interest	Maximum Amount
	Average	Average	Days	Expense	Borrowed During
	Interest Rate	Loan Balance	Outstanding*	Incurred	the Period
The Japanese Small Company Series	0.83%	$5,915	9	$1	$9,696
The Asia Pacific Small Company Series	0.83%	1,461	9	—	3,398
The United Kingdom Small Company Series	0.83%	407	11	—	798
The Continental Small Company Series	0.83%	447	31	—	1,730

*Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2014, that each Series’ available line of credit was utilized.

There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2014.

I. Securities Lending:

As of October 31, 2014, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. In addition, the following Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities (amounts in thousands):

		Uninvested
	Market Value	Cash Collateral
The Asia Pacific Small Company Series	$3,288	—
The United Kingdom Small Company Series	—	$2,337
The Canadian Small Company Series	29,346	—

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Other:

The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, described below, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buyout transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the “Series”) at October 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 19, 2014

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”) and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and also acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2014.

Each Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held during the fiscal year ended October 31, 2014.

Each Board’s Strategy Committee consists of both interested and disinterested Trustees/Directors. The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios’ investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Strategy Committee was formed on December 17, 2010, and there were two Strategy Committee meetings held during the fiscal year ended October 31, 2014.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Year of Birth	Length of Service	Overseen	Other Directorships of Public Companies Held
Disinterested Trustees/Directors
George M. Constantinides Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	DFAIDG-Since 1983 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.
John P. Gould Director of DFAIDG and DIG. Trustee of DFAITC and DEM The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	DFAIDG-Since 1986 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Trustee, Harbor Fund (registered investment company) (29 Portfolios) (since 1994). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).

Roger G. Ibbotson Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Professor in Practice of Finance, Yale School of Management (since 1984). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Consultant to Morningstar Inc. (since 2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).

Edward P. Lazear Director of DFAIDG and DIG. Trustee of DFAITC and DEM. Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	DFAIDG-Since 2010 DIG-Since 2010 DFAITC-Since 2010 DEM-Since 2010	108 portfolios in 4 investment companies

Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006-2009). Formerly, Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005)

Myron S. Scholes Director of DFAIDG and DIG. Trustee of DFAITC and DEM. c/o Dimensional Fund Advisors, LP 6300 Bee Cave Road Building 1 Austin, TX 78746 1941	DFAIDG-Since 1981 DIG-Since 1993 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance Emeritus, Graduate School of Business, Stanford University (since 1981). Chairman, Ruapay Inc. (since 2013). Formerly, Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).

Abbie J. Smith Director of DFAIDG and DIG. Trustee of DFAITC and DEM. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	DFAIDG-Since 2000 DIG-Since 2000 DFAITC-Since 2000 DEM-Since 2000	108 portfolios in 4 investment companies

Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000). Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003). Trustee, UBS Funds (4 investment companies within the fund complex) (33 portfolios) (since 2009). Formerly, Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (2008-2011).

Name, Position		Portfolios within the
with the Fund,	Term of Office[1] and	DFA Fund Complex[2]	Principal Occupation(s) During Past 5 Years and
Address and Year of Birth	Length of Service	Overseen	Other Directorships of Public Companies Held
Interested Trustees/Directors*
David G. Booth Chairman, Director/Trustee, President and Co-Chief Executive Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1946	DFAIDG-Since 1981 DIG-Since 1992 DFAITC-Since 1992 DEM-Since 1993	108 portfolios in 4 investment companies

Chairman, Director/Trustee, President, Co-Chief Executive Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, DEM, DFAIDG, DIG and DFAITC (collectively, the “DFA Entities”). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Advisors Ltd., Dimensional Funds plc and Dimensional Funds II plc. Formerly, President, Dimensional SmartNest (US) LLC (2009-2014). Formerly, Limited Partner, Oak Hill Partners (2001-2010). Limited Partner, VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director and President (since 2012) of Dimensional Japan Ltd. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010).

Eduardo A. Repetto Director/Trustee, Co-Chief Executive Officer and Co-Chief Investment Officer 6300 Bee Cave Road, Building One Austin, TX 78746 1967	DFAIDG-Since 2009 DIG-Since 2009 DFAITC-Since 2009 DEM-Since 2009	108 portfolios in 4 investment companies

Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director/Trustee, and formerly, Chief Investment Officer (March 2007 - June 2014) of the DFA Entities. Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd. Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd. Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director and Chief Investment Officer (since December 2012) of Dimensional Japan Ltd.

[1]	Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes DFAIDG, DIG; DFAITC and DEM. Each disinterested Trustee/Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by an affiliate of Dimensional Fund Advisors LP (the “Advisor”), Dimensional Fund Advisors Canada ULC.

*

Interested Trustees/Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with the Advisor.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Term of Office[1]
Name and Year		and Length of
of Birth	Position	Service	Principal Occupation(s) During Past 5 Years
Officers
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013).
Peter Bergan 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Infrastructure Manager for Dimensional Fund Advisors LP (January 2011-January 2014); Partner at Stonehouse Consulting (2010).
Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (February 2008-January 2014).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Research Associate (January 2012-January 2014) and Research Associate (2006-2011) for Dimensional Fund Advisors LP
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2008-January 2014).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. and Dimensional Hong Kong Limited. Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services for Dimensional Fund Advisors LP (since 2008).
Douglas M. Byrkit 1970	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010-January 2012); Regional Director at Russell Investments (April 2006-December 2010).
Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2010-January 2014) and Senior Associate (July 2008-December 2009) for Dimensional Fund Advisors LP.
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010).
Joseph H. Chi 1966	Vice President	Since 2009

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (April 2012 - January 2014); Vice President and Counsel for AllianceBernstein L.P. (2006-2012).

Term of Office[1]
Name and Year		and Length of
of Birth	Position	Service	Principal Occupation(s) During Past 5 Years
Officers
Stephen A. Clark 1972	Vice President	Since 2004

Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC. Head of Global Institutional Services for Dimensional Fund Advisors LP (since January 2014). Formerly, Head of Institutional, North America (March 2012 to December 2013) and Head of Portfolio Management (January 2006 to March 2012) for Dimensional Fund Advisors LP.

Matt B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011-March 2013); Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2010-March 2014); Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009-2010); Vice President at Credit Suisse (2007-2009).

Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2003-March 2014).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002-January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane 1955	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008).
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004

Vice President and Chief Compliance Officer of all the DFA Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd. Chief Compliance Officer of Dimensional Fund Advisors Canada. Formerly, Vice President and Chief Compliance Officer for Dimensional SmartNest (US) LLC (October 2010-2014).

James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Johnathon K. DeKinder 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director (January 2012-January 2014) and Senior Associate (August 2010-December 2011) for Dimensional Fund Advisors LP; MBA and MPA at the University of Texas at Austin (August 2007-May 2010).

Peter F. Dillard 1972	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Research Associate (August 2008-March 2010) and Research Assistant (April 2006-August 2008) for Dimensional Fund Advisors LP.
Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Marketing for Dimensional Fund Advisors LP (since February 2013). Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012-January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008-May 2012).

Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998

Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer for Dimensional Fund Advisors Pte. Ltd. (since April 2013). Formerly, Chief Operating Officer for Dimensional Fund Advisors Ltd. (July 2008-March 2013).

Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Jed S. Fogdall 1974	Vice President	Since 2008

Vice President of all the DFA Entities. Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (September 2004-January 2012).

Edward A. Foley 1976	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2011-January 2014); Senior Vice President of First Trust Advisors L.P. (2007-July 2011).
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities.
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004-January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader (2009-2012).
Robert W. Hawkins 1974	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President and Senior Counsel for State Street Global Advisors (November 2008-January 2011).

Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson 1974	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Manager of Sales and Marketing Systems (January 2011-January 2014) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Stephen W. Jones 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008-January 2012).
David M. Kavanaugh 1978	Vice President	Since 2014

Vice President of all the DFA Entities. Head of Operations for Financial Advisor Services for Dimensional Fund Advisors LP (since July 2014). Formerly, Counsel of Dimensional Fund Advisors LP (August 2011-January 2014); Associate at Andrews Kurth LLP (2006-2011).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Patrick M. Keating 1954	Vice President and Chief Operating Officer	Since 2003

Vice President of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Chief Operating Officer of Dimensional Holdings Inc., DFA Securities LLC, Dimensional Fund Advisors LP, Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd., Dimensional Advisors Ltd. And Dimensional Fund Advisors Pte. Ltd. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Japan Ltd. and Dimensional Advisors Ltd. Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd.

Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (October 2004-January 2013).
Glenn E. Kemp 1948	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006-January 2012).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Kimberly L. Kiser 1972	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Creative Director for Dimensional Fund Advisors LP (September 2012-January 2014); Vice President and Global Creative Director at Morgan Stanley (2007-2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004-2012).

Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001-January 2012).
Mark D. Krasniewski 1981	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Senior Associate, Investment Analytics and Data (January 2012-December 2012) and Systems Developer (June 2007-December 2011) for Dimensional Fund Advisors LP.

Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (May 2010-January 2014) for Dimensional Fund Advisors LP.
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Chief Executive Officer for Dimensional SmartNest (US) LLC (July 2012-November 2014).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President - Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader (January 2010-December 2012) and Trader (2000-2009) for Dimensional Fund Advisors LP.
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2013).
Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at Columbia Management (2004-2010).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Formerly, Counsel for Dimensional Fund Advisors LP (September 2006-January 2010).
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources for Dimensional Fund Advisors LP.
David R. Martin 1956	Vice President, Chief Financial Officer and Treasurer	Since 2007

Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Pte. Ltd., Dimensional Hong Kong Limited, Dimensional Fund Advisors Canada ULC, and Dimensional Cayman Commodity Fund I Ltd. Director of Dimensional Funds plc and Dimensional Funds II plc. Statutory Auditor of Dimensional Japan Ltd. Formerly, Chief Financial Officer, Treasurer and Vice President of Dimensional SmartNest (US) LLC (October 2010-November 2014).

Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2009-January 2014).
Philip P. McInnis 1984	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Regional Director (January 2009-January 2014) and Senior Associate (2011) for Dimensional Fund Advisors LP; Investment Consultant (March 2010-December 2010) and Investment Analyst (December 2007-March 2010) at Towers Watson.

Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Systems (2011-January 2013) and Project Manager (2007-2010) for Dimensional Fund Advisors LP.
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000

Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively). Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary of Dimensional SmartNest (US) LLC (October 2010-November 2014).

Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2008-2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013

Vice President of all the DFA Entities. Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012). Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004-2011).

Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Formerly, Counsel for Dimensional Fund Advisors LP (2007-2010).
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Vice President since 2007 and Co-Chief Investment Officer since 2014	Vice President and Co-Chief Investment Officer of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Fund II plc.
Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kyle K. Ozaki 1978	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (January 2008-January 2010) and Compliance Officer (February 2006-December 2007) for Dimensional Fund Advisors LP.
Matthew A. Pawlak 1977	Vice President	Since 2013

Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2012-January 2013); Senior Consultant (June 2011-December 2011) and Senior Investment Analyst and Consultant (July 2008-June 2011) at Hewitt EnnisKnupp.

David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2006).
Theodore W. Randall 1973	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (2006 to 2008).
David J. Rapozo 1967	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011-January 2014); Vice President at BlackRock (2009-2010).
Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Planning and Analysis Manager for Dimensional Fund Advisors LP (July 2007-January 2014).
Savina B. Rizova 1981	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011-January 2012) for Dimensional Fund Advisors LP.
L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Oliver J. Rowe 1960	Vice President	Since 2014

Vice President of all the DFA Entities. Formerly, Senior Manager, Human Resources for Dimensional Fund Advisors LP (January 2012-January 2014); Director of Human Resources at Spansion, Inc. (March 2009-December 2011).

Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Client Systems Manager for Dimensional Fund Advisors LP (July 2008-January 2010); Senior Manager at Vanguard (November 1997-July 2008).
Walid A. Shinnawi 1961	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (March 2006-January 2010).
Bruce A. Simmons 1965	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Investment Operations Manager for Dimensional Fund Advisors LP (May 2007-January 2009).
Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Bhanu P. Singh 1981	Vice President	Since 2014

Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since January 2012). Formerly, Investment Associate for Dimensional Fund Advisors LP (August 2010-December 2011).

Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since January 2010).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder 1963	Vice President	Since 2000	Vice President of all the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2010-January 2013).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Analytics and Data (2012-January 2013) and Research Assistant (2002-2011) for Dimensional Fund Advisors LP.
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director (2010-January 2013) and Senior Associate (2007-2009) for Dimensional Fund Advisors LP.
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008-January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities.
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2008-January 2014).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Paul E. Wise 1955	Vice President	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2005-2010).

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

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PORTFOLIOS OF INVESTMENTS
SA U.S. FIXED INCOME FUND
SA GLOBAL FIXED INCOME FUND
SA U.S. CORE MARKET FUND
SA U.S. VALUE FUND
SA U.S. SMALL COMPANY FUND
SA INTERNATIONAL VALUE FUND
SA INTERNATIONAL SMALL COMPANY FUND
SA EMERGING MARKETS VALUE FUND
SA REAL ESTATE SECURITIES FUND

LWI FINANCIAL INC.
10 ALMADEN BLVD., 15TH FLOOR | SAN JOSE, CA 95113
800.366.7266 | SA-FUNDS.NET

SA FUNDS ARE SPONSORED BY LWI FINANCIAL INC.
AND DISTRIBUTED BY LORING WARD SECURITIES INC.,
MEMBER FINRA/SIPC, THIS REPORT IS PREPARED FOR THE
GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT
AN OFFER OF SHARES OF THE SA FUNDS. SHARES ARE SOLD
ONLY THROUGH THE CURRENTLY EFFECTIVE PROSPECTUS,
WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this Form N-CSR, the registrant has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the registrant’s chief executive officer and chief financial and accounting officer.

(c) The registrant has not made any amendment to its code of ethics during the period covered by this Form N-CSR.

(d) The registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e) Not applicable.

(f) A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees (the “Board”) has determined that the registrant has three members serving on the registrant’s Audit Committee that possess the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2) The audit committee financial experts are Bryan W. Brown, Harold M. Shefrin and Charles M. Roame. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The firm of PricewaterhouseCoopers LLP (“PwC”) serves as the independent registered public accounting firm for the registrant.

(a) Audit Fees.
For the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for professional services rendered by PwC for the audit of the registrant’s annual financial statements or for services that are normally provided by PwC in connection with statutory and regulatory filings or engagements were $289,030 and $280,612, respectively.

(b) Audit-Related Fees.
For the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for assurance and related services rendered by PwC that are reasonably related to the performance of the audit or review of the registrant’s financial statements and that are not reported under Audit Fees above were $0 and $0, respectively. Services for which fees in the Audit-Related Fees category are billed include PwC’s reasonable out-of-pocket expenses.

For the twelve month periods ended June 30, 2015 and June 30, 2014, aggregate Audit-Related Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for audit-related services rendered to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees.
For the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed for tax compliance, tax advice and tax planning by PwC were $66,321 and $64,388, respectively. Services for which fees in the Tax Fees category are billed include PwC’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as PwC’s review of excise tax distribution calculations.

For the twelve month periods ended June 30, 2015 and June 30, 2014, the aggregate Tax Fees billed by PwC that were required to be approved by the registrant’s Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees.
For the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed by PwC to the registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were $5,500 and $6,300, respectively. Services for which fees in this category were billed include serving as a required tax consultant in India for SA Emerging Markets Value Fund.

For the twelve month periods ended June 30, 2015 and June 30, 2014, the aggregate fees in this category billed by PwC that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee’s Pre-Approval Policies and Procedures.
The registrant’s Audit Committee has the sole authority to pre-approve all audit and non-audit services to be provided by PwC to the registrant, subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)B of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Pre-approval of audit and non-audit services is not required if the engagement to render the services is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. The Audit Committee has not established such policies and procedures.

(e)(2) Percentage of Services.
None of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended June 30, 2015 and June 30, 2014, aggregate non-audit fees billed by PwC for services rendered to the registrant were $66,321 and $64,388, respectively.

For the twelve month periods ended June 30, 2015 and June 30, 2014, aggregate non-audit fees billed by PwC for services rendered to the Affiliated Service Providers were $0 and $0, respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding
(B)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund(s)

All Statements, Schedules and Notes to Financial Statements
—	Amounts designated as — are either zero or rounded to zero
SEC	Securities and Exchange Commission

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (90.0%)
Consumer Discretionary — (18.2%)
	Accordia Golf Co., Ltd.	350,289	$3,306,589	0.1%
	Adastria Co., Ltd.	97,320	3,479,229	0.1%
#	Aeon Fantasy Co., Ltd.	54,232	1,010,822	0.0%
#*	AGORA Hospitality Group Co., Ltd.	591,000	222,103	0.0%
	Ahresty Corp.	123,400	1,051,723	0.1%
#*	Aigan Co., Ltd.	95,200	193,673	0.0%
	Aisan Industry Co., Ltd.	201,800	1,892,684	0.1%
#	Akebono Brake Industry Co., Ltd.	436,100	1,399,028	0.1%
#	Alpen Co., Ltd.	109,300	1,752,884	0.1%
	Alpha Corp.	30,400	332,103	0.0%
	Alpine Electronics, Inc.	277,500	5,344,933	0.2%
	Amiyaki Tei Co., Ltd.	23,800	960,574	0.0%
#	Amuse, Inc.	21,699	741,240	0.0%
*	Anrakutei Co., Ltd.	22,000	82,140	0.0%
	AOI Pro, Inc.	44,800	388,205	0.0%
	AOKI Holdings, Inc.	268,400	3,827,558	0.2%
	Aoyama Trading Co., Ltd.	307,000	12,402,584	0.5%
	Arata Corp.	102,000	351,621	0.0%
	Arcland Sakamoto Co., Ltd.	88,100	1,989,017	0.1%
	ARCLAND SERVICE Co., Ltd.	1,100	46,976	0.0%
	Asahi Broadcasting Corp.	21,200	171,151	0.0%
#	Asahi Co., Ltd.	92,300	973,847	0.0%
	Asante, Inc.	900	11,193	0.0%
#	Asatsu-DK, Inc.	198,500	4,696,421	0.2%
#	Ashimori Industry Co., Ltd.	310,000	539,131	0.0%
#	Atom Corp.	240,800	1,617,044	0.1%
	Atsugi Co., Ltd.	743,000	703,895	0.0%
	Autobacs Seven Co., Ltd.	398,500	6,664,148	0.3%
#	Avex Group Holdings, Inc.	237,300	4,163,893	0.2%
	Belluna Co., Ltd.	246,500	1,342,344	0.1%
#	Best Denki Co., Ltd.	370,800	463,221	0.0%
#	Bic Camera, Inc.	483,600	6,092,939	0.2%
	Bookoff Corp.	63,300	457,285	0.0%
#	BRONCO BILLY Co., Ltd.	40,600	897,719	0.0%
	Calsonic Kansei Corp.	997,000	7,089,525	0.3%
#	Can Do Co., Ltd.	63,500	813,496	0.0%
#	Central Sports Co., Ltd.	31,800	597,137	0.0%
	CHIMNEY Co., Ltd.	23,900	606,815	0.0%
	Chiyoda Co., Ltd.	150,900	3,541,691	0.1%
#	Chofu Seisakusho Co., Ltd.	83,800	1,969,006	0.1%
#	Chori Co., Ltd.	71,800	1,138,821	0.1%
	Chuo Spring Co., Ltd.	196,000	536,331	0.0%
#	Clarion Co., Ltd.	782,000	2,279,464	0.1%
	Cleanup Corp.	129,700	944,943	0.0%
#	Colowide Co., Ltd.	347,000	5,258,068	0.2%
	Corona Corp.	80,100	779,909	0.0%
	Cross Plus, Inc.	22,000	136,994	0.0%
	DA Consortium, Inc.	144,000	535,822	0.0%
#	Daido Metal Co., Ltd.	184,600	1,774,672	0.1%
#	Daidoh, Ltd.	137,200	571,471	0.0%
	Daiichikosho Co., Ltd.	189,100	6,655,289	0.3%

1

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daikoku Denki Co., Ltd.	43,400	$616,171	0.0%
	Dainichi Co., Ltd.	49,300	313,684	0.0%
	Daisyo Corp.	47,200	578,221	0.0%
	DCM Holdings Co., Ltd.	530,600	5,195,523	0.2%
	Descente, Ltd.	247,000	3,706,638	0.2%
	Doshisha Co., Ltd.	141,100	2,502,002	0.1%
	Doutor Nichires Holdings Co., Ltd.	184,486	3,233,400	0.1%
	Dunlop Sports Co., Ltd.	75,300	727,173	0.0%
	Dynic Corp.	174,000	268,350	0.0%
	Eagle Industry Co., Ltd.	147,200	3,422,824	0.1%
#	EDION Corp.	513,900	3,638,259	0.1%
	Exedy Corp.	193,000	4,818,889	0.2%
#	F T Communications Co., Ltd.	14,400	243,471	0.0%
#	F-Tech, Inc.	32,100	324,733	0.0%
#	FCC Co., Ltd.	203,000	3,098,351	0.1%
#	Fields Corp.	67,800	1,090,732	0.1%
	Fine Sinter Co., Ltd.	49,000	144,052	0.0%
#	First Juken Co., Ltd.	19,600	224,550	0.0%
#	Foster Electric Co., Ltd.	130,500	2,931,812	0.1%
	France Bed Holdings Co., Ltd.	691,000	1,066,814	0.1%
#	Fuji Co., Ltd.	109,900	2,086,362	0.1%
#	Fuji Corp., Ltd.	131,000	742,608	0.0%
	Fuji Kiko Co., Ltd.	144,000	781,950	0.0%
#	Fuji Kyuko Co., Ltd.	214,000	1,854,054	0.1%
	Fuji Oozx, Inc.	6,000	25,893	0.0%
	Fujibo Holdings, Inc.	742,000	1,719,901	0.1%
#	Fujikura Rubber, Ltd.	73,100	420,724	0.0%
#	Fujishoji Co., Ltd.	34,400	407,782	0.0%
#	Fujita Kanko, Inc.	105,000	338,920	0.0%
	Fujitsu General, Ltd.	370,000	4,741,168	0.2%
	FuKoKu Co., Ltd.	40,800	413,652	0.0%
	Funai Electric Co., Ltd.	39,800	442,658	0.0%
#	Furukawa Battery Co., Ltd. (The)	95,000	645,557	0.0%
	Futaba Industrial Co., Ltd.	320,000	1,554,405	0.1%
	G-7 Holdings, Inc.	29,200	371,359	0.0%
	G-Tekt Corp.	100,000	975,862	0.0%
	Gakken Holdings Co., Ltd.	313,000	643,739	0.0%
#	Genki Sushi Co., Ltd.	9,100	184,293	0.0%
#	Geo Holdings Corp.	213,200	2,622,325	0.1%
#	GLOBERIDE, Inc.	623,000	884,968	0.0%
	Goldwin, Inc.	177,000	1,267,391	0.1%
#	Gourmet Kineya Co., Ltd.	85,000	678,334	0.0%
	GSI Creos Corp.	335,000	383,221	0.0%
#	Gulliver International Co., Ltd.	387,900	3,609,916	0.1%
	Gunze, Ltd.	1,080,000	2,954,042	0.1%
#	H-One Co., Ltd.	67,500	407,799	0.0%
#	Hagihara Industries, Inc.	26,600	451,142	0.0%
	Hakuyosha Co., Ltd.	65,000	148,700	0.0%
	Happinet Corp.	93,800	984,234	0.0%
	Hard Off Corp. Co., Ltd.	51,000	579,436	0.0%
	Haruyama Trading Co., Ltd.	47,900	298,820	0.0%
	Heiwa Corp.	50,000	995,306	0.0%

2

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	HI-LEX Corp.	56,000	$1,839,454	0.1%
#	Hiday Hidaka Corp.	74,956	1,838,819	0.1%
#	Himaraya Co., Ltd.	35,900	343,318	0.0%
#	Hiramatsu, Inc.	156,800	1,056,394	0.1%
#	Honeys Co., Ltd.	106,040	900,623	0.0%
#	Hoosiers Holdings	181,100	746,499	0.0%
	Ichibanya Co., Ltd.	47,200	1,942,092	0.1%
	Ichikoh Industries, Ltd.	286,000	742,525	0.0%
#	IJT Technology Holdings Co., Ltd.	124,680	490,570	0.0%
#	Ikyu Corp.	118,800	2,537,026	0.1%
#	Imasen Electric Industrial	89,600	963,604	0.0%
#	Imperial Hotel, Ltd.	13,000	278,124	0.0%
	Intage Holdings, Inc.	84,800	1,351,679	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
#*	Izutsuya Co., Ltd.	617,000	413,069	0.0%
#*	Janome Sewing Machine Co., Ltd.	1,064,000	1,120,844	0.1%
	Japan Vilene Co., Ltd.	157,000	1,027,583	0.1%
	Japan Wool Textile Co., Ltd. (The)	343,000	2,641,827	0.1%
	Jin Co., Ltd.	80,000	3,448,328	0.1%
#	Joban Kosan Co., Ltd.	342,000	430,143	0.0%
	Joshin Denki Co., Ltd.	205,000	1,579,146	0.1%
#	JP-Holdings, Inc.	298,800	822,537	0.0%
#	JVC Kenwood Corp.	932,030	2,543,065	0.1%
#	K's Holdings Corp.	182,200	6,562,219	0.3%
*	Kadokawa Dwango	246,233	3,194,146	0.1%
#*	Kappa Create Holdings Co., Ltd.	21,300	200,914	0.0%
	Kasai Kogyo Co., Ltd.	138,300	1,461,553	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	45,200	843,989	0.0%
#	Keihin Corp.	267,500	3,832,856	0.2%
#	Keiyo Co., Ltd.	176,200	810,531	0.0%
#	KFC Holdings Japan, Ltd.	75,000	1,400,297	0.1%
#*	Kintetsu Department Store Co., Ltd.	169,000	474,943	0.0%
	Kinugawa Rubber Industrial Co., Ltd.	282,000	1,532,967	0.1%
	Kitamura Co., Ltd.	2,000	12,465	0.0%
*	KNT-CT Holdings Co., Ltd.	623,000	824,304	0.0%
#	Kohnan Shoji Co., Ltd.	188,500	2,447,375	0.1%
#	Kojima Co., Ltd.	162,600	503,561	0.0%
	Komatsu Seiren Co., Ltd.	134,400	609,810	0.0%
	Komehyo Co., Ltd.	2,100	64,771	0.0%
	Komeri Co., Ltd.	191,400	4,374,255	0.2%
#	Konaka Co., Ltd.	122,460	725,150	0.0%
	Koshidaka Holdings Co., Ltd.	49,000	1,261,319	0.1%
	Kourakuen Corp.	39,800	503,292	0.0%
#	KU Holdings Co., Ltd.	132,600	819,541	0.0%
	Kura Corp.	68,500	2,175,226	0.1%
	Kurabo Industries, Ltd.	1,276,000	2,731,901	0.1%
#	Kuraudia Co., Ltd.	10,200	52,088	0.0%
#	KYB Co., Ltd.	1,140,000	3,947,663	0.2%
	Kyoritsu Maintenance Co., Ltd.	70,831	4,552,907	0.2%
#	Kyoto Kimono Yuzen Co., Ltd.	57,200	482,225	0.0%
*	Laox Co., Ltd.	84,000	320,035	0.0%
	LEC, Inc.	41,600	463,403	0.0%
3

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Look, Inc.	228,000	$413,343	0.0%
#	Mamiya-Op Co., Ltd.	322,000	507,240	0.0%
#	Mars Engineering Corp.	49,100	869,890	0.0%
#*	Maruei Department Store Co., Ltd.	17,000	19,026	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	96,624	0.0%
	Matsuya Co., Ltd.	49,000	919,977	0.0%
	Matsuya Foods Co., Ltd.	48,000	922,574	0.0%
	Meiko Network Japan Co., Ltd.	126,400	1,490,815	0.1%
	Meiwa Estate Co., Ltd.	56,900	301,109	0.0%
	Mikuni Corp.	118,000	546,239	0.0%
	Misawa Homes Co., Ltd.	164,000	1,426,718	0.1%
	Mitsuba Corp.	208,690	5,475,857	0.2%
	Mitsui Home Co., Ltd.	165,000	763,004	0.0%
	Mizuno Corp.	582,000	2,756,165	0.1%
#	Monogatari Corp. (The)	24,700	827,648	0.0%
#*	Mr Max Corp.	119,000	407,213	0.0%
	Murakami Corp.	11,000	204,924	0.0%
	Musashi Seimitsu Industry Co., Ltd.	129,900	2,517,046	0.1%
	Nafco Co., Ltd.	33,300	510,182	0.0%
	Nagawa Co., Ltd.	8,900	200,975	0.0%
#*	Naigai Co., Ltd.	1,409,000	758,888	0.0%
	Nakayamafuku Co., Ltd.	9,500	67,469	0.0%
#	Next Co., Ltd.	282,000	1,976,342	0.1%
#	Nexyz Corp.	11,900	73,709	0.0%
	Nice Holdings, Inc.	447,000	746,218	0.0%
	Nifco, Inc.	287,200	12,447,867	0.5%
	Nihon Eslead Corp.	33,900	351,400	0.0%
#	Nihon House Holdings Co., Ltd.	223,000	1,044,898	0.1%
#	Nihon Plast Co., Ltd.	35,700	263,268	0.0%
	Nihon Tokushu Toryo Co., Ltd.	60,000	425,820	0.0%
	Nippon Felt Co., Ltd.	58,200	251,400	0.0%
	Nippon Piston Ring Co., Ltd.	486,000	912,167	0.0%
	Nippon Seiki Co., Ltd.	218,400	4,342,383	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	242,600	0.0%
	Nishimatsuya Chain Co., Ltd.	244,500	2,459,852	0.1%
	Nissan Shatai Co., Ltd.	4,900	67,033	0.0%
	Nissan Tokyo Sales Holdings Co., Ltd.	216,800	655,016	0.0%
#	Nissei Build Kogyo Co., Ltd.	329,000	1,041,616	0.1%
#*	Nissen Holdings Co., Ltd.	59,900	122,747	0.0%
	Nissin Kogyo Co., Ltd.	223,700	3,690,316	0.1%
	Nittan Valve Co., Ltd.	82,800	317,947	0.0%
	Nojima Corp.	36,200	411,226	0.0%
	Ohashi Technica, Inc.	35,700	475,125	0.0%
#	Ohsho Food Service Corp.	70,500	2,430,388	0.1%
	Onward Holdings Co., Ltd.	736,000	5,074,548	0.2%
#	OPT Holding, Inc.	79,200	434,989	0.0%
#	Otsuka Kagu, Ltd.	38,600	554,831	0.0%
	Pacific Industrial Co., Ltd.	239,600	2,289,024	0.1%
	Pal Co., Ltd.	69,600	2,285,456	0.1%
	Paltac Corp.	195,534	3,460,465	0.1%
	PanaHome Corp.	496,200	3,531,639	0.1%
	Parco Co., Ltd.	114,700	1,136,192	0.1%

4

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Paris Miki Holdings, Inc.	151,200	$591,406	0.0%
*	PC Depot Corp.	1,500	11,656	0.0%
	PIA Corp.	9,300	172,418	0.0%
	Piolax, Inc.	56,700	2,901,260	0.1%
*	Pioneer Corp.	1,926,100	3,506,873	0.1%
	Plenus Co., Ltd.	131,900	2,374,247	0.1%
#	Press Kogyo Co., Ltd.	598,000	2,796,055	0.1%
#	Pressance Corp.	39,600	1,327,582	0.1%
#	Proto Corp.	63,000	1,014,715	0.0%
	Renaissance, Inc.	56,100	601,640	0.0%
#*	Renown, Inc.	336,200	554,393	0.0%
#	Resort Solution Co., Ltd.	175,000	464,528	0.0%
	Rhythm Watch Co., Ltd.	578,000	802,818	0.0%
#	Riberesute Corp.	17,900	123,021	0.0%
#	Right On Co., Ltd.	87,425	722,578	0.0%
	Riken Corp.	522,000	2,011,501	0.1%
	Ringer Hut Co., Ltd.	84,600	1,795,252	0.1%
*	Riso Kyoiku Co., Ltd.	18,900	48,349	0.0%
	Round One Corp.	433,400	2,112,155	0.1%
#	Royal Holdings Co., Ltd.	179,200	2,988,933	0.1%
	Sac's Bar Holdings, Inc.	101,450	1,830,137	0.1%
#	Saizeriya Co., Ltd.	189,400	4,201,878	0.2%
#	Sakai Ovex Co., Ltd.	367,000	632,621	0.0%
	San Holdings, Inc.	15,400	218,653	0.0%
#	Sanden Holdings Corp.	686,000	3,190,737	0.1%
	Sanei Architecture Planning Co., Ltd.	52,200	454,038	0.0%
	Sangetsu Co., Ltd.	346,050	5,269,142	0.2%
#	Sanko Marketing Foods Co., Ltd.	27,800	211,011	0.0%
	Sankyo Seiko Co., Ltd.	183,400	759,008	0.0%
	Sanoh Industrial Co., Ltd.	136,500	924,878	0.0%
	Sanyo Electric Railway Co., Ltd.	183,000	705,633	0.0%
	Sanyo Housing Nagoya Co., Ltd.	37,500	379,960	0.0%
	Sanyo Shokai, Ltd.	669,000	1,840,213	0.1%
#	Sato Restaurant Systems Co., Ltd.	79,900	597,905	0.0%
#	Scroll Corp.	166,300	409,154	0.0%
#	Seiko Holdings Corp.	1,031,407	5,215,547	0.2%
	Seiren Co., Ltd.	292,400	3,090,528	0.1%
#	Senshukai Co., Ltd.	182,900	1,282,184	0.1%
#	Septeni Holdings Co., Ltd.	56,500	631,480	0.0%
#	Seria Co., Ltd.	118,300	4,451,358	0.2%
#	Shidax Corp.	93,300	397,860	0.0%
	Shikibo, Ltd.	779,000	820,816	0.0%
	Shimachu Co., Ltd.	297,200	8,568,462	0.3%
	Shimojima Co., Ltd.	25,900	221,073	0.0%
	Shiroki Corp.	285,000	858,958	0.0%
#	Shobunsha Publications, Inc.	265,800	1,883,215	0.1%
#	Shochiku Co., Ltd.	163,000	1,458,581	0.1%
	Shoei Co., Ltd.	1,600	29,420	0.0%
	Showa Corp.	317,500	3,159,429	0.1%
	SKY Perfect JSAT Holdings, Inc.	23,100	123,967	0.0%
	SNT Corp.	86,200	440,535	0.0%
#	Soft99 Corp.	68,600	453,760	0.0%

5

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Sotoh Co., Ltd.	41,400	$348,862	0.0%
	SPK Corp.	19,800	388,103	0.0%
	St Marc Holdings Co., Ltd.	97,600	3,212,325	0.1%
#	Starts Corp., Inc.	162,200	2,527,927	0.1%
	Step Co., Ltd.	40,700	345,107	0.0%
	Studio Alice Co., Ltd.	61,300	1,076,609	0.1%
	Suminoe Textile Co., Ltd.	332,000	918,502	0.0%
	Sumitomo Forestry Co., Ltd.	277,666	3,424,203	0.1%
	Sumitomo Riko Co, Ltd.	231,500	1,845,974	0.1%
	Suncall Corp.	27,000	155,756	0.0%
	T RAD Co., Ltd.	412,000	817,566	0.0%
	T-Gaia Corp.	178,300	2,821,982	0.1%
#	Tachi-S Co., Ltd.	162,840	2,323,282	0.1%
#	Tachikawa Corp.	50,800	293,058	0.0%
	Taiho Kogyo Co., Ltd.	98,200	1,304,224	0.1%
	Takamatsu Construction Group Co., Ltd.	80,000	1,746,427	0.1%
#*	Takata Corp.	168,000	1,828,511	0.1%
	Take And Give Needs Co., Ltd.	54,070	352,649	0.0%
	Takihyo Co., Ltd.	76,000	295,539	0.0%
#	Tama Home Co., Ltd.	95,900	412,734	0.0%
	Tamron Co., Ltd.	108,300	2,285,591	0.1%
#*	TASAKI & Co., Ltd.	10,200	234,410	0.0%
	TBK Co., Ltd.	115,600	531,536	0.0%
*	Ten Allied Co., Ltd.	45,600	145,711	0.0%
	Tigers Polymer Corp.	50,600	338,235	0.0%
	Toa Corp.	138,500	1,455,432	0.1%
#	Toabo Corp.	54,800	318,185	0.0%
#	Toei Animation Co., Ltd.	20,700	696,739	0.0%
	Toei Co., Ltd.	409,000	2,912,834	0.1%
	Tohokushinsha Film Corp.	22,500	183,096	0.0%
	Tokai Rika Co., Ltd.	140,800	3,516,858	0.1%
#	Token Corp.	46,650	2,944,950	0.1%
	Tokyo Dome Corp.	1,194,200	4,961,465	0.2%
#	Tokyo Individualized Educational Institute, Inc.	72,000	380,329	0.0%
#	Tokyotokeiba Co., Ltd.	608,000	1,438,733	0.1%
#	Tokyu Recreation Co., Ltd.	79,000	495,087	0.0%
#	Tomy Co., Ltd.	374,293	1,954,406	0.1%
	Topre Corp.	219,800	3,966,391	0.2%
	Toridoll.corp	146,300	1,933,573	0.1%
	Tosho Co., Ltd.	43,800	1,019,793	0.1%
	Tow Co., Ltd.	26,700	130,345	0.0%
#	TPR Co., Ltd.	130,200	3,908,726	0.2%
	TS Tech Co., Ltd.	151,200	4,043,049	0.2%
	TSI Holdings Co., Ltd.	430,795	2,980,932	0.1%
#	Tsukada Global Holdings, Inc.	109,400	682,691	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	237,549	0.0%
	Tsutsumi Jewelry Co., Ltd.	47,200	1,109,819	0.1%
	Tv Tokyo Holdings Corp.	18,100	287,539	0.0%
	Tyo, Inc.	304,200	501,674	0.0%
#	U-Shin, Ltd.	126,900	779,727	0.0%
	Unipres Corp.	230,700	4,823,107	0.2%
	United Arrows, Ltd.	138,400	4,336,535	0.2%

6

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Unitika, Ltd.	3,137,000	$1,486,283	0.1%
#	Universal Entertainment Corp.	90,900	2,053,459	0.1%
#*	Usen Corp.	750,180	2,155,785	0.1%
#	Village Vanguard Co., Ltd.	32,100	389,353	0.0%
#	VT Holdings Co., Ltd.	493,000	2,935,283	0.1%
	Wacoal Holdings Corp.	675,000	7,888,541	0.3%
*	Watabe Wedding Corp.	9,600	38,362	0.0%
#*	WATAMI Co., Ltd.	134,200	1,105,684	0.1%
#	West Holdings Corp.	96,800	695,970	0.0%
	Workman Co., Ltd.	900	49,449	0.0%
	Wowow, Inc.	51,000	1,577,762	0.1%
	Xebio Co., Ltd.	156,500	3,056,980	0.1%
#	Yachiyo Industry Co., Ltd.	21,400	188,938	0.0%
#	Yamato International, Inc.	8,200	28,466	0.0%
	Yellow Hat, Ltd.	92,700	1,803,105	0.1%
#	Yomiuri Land Co., Ltd.	247,000	862,627	0.0%
	Yondoshi Holdings, Inc.	111,420	2,705,394	0.1%
#	Yonex Co., Ltd.	44,300	724,581	0.0%
	Yorozu Corp.	110,100	2,428,754	0.1%
	Yoshinoya Holdings Co., Ltd.	323,100	3,914,071	0.2%
	Yutaka Giken Co., Ltd.	3,100	67,365	0.0%
#	Zenrin Co., Ltd.	156,300	2,043,276	0.1%
#*	Zensho Holdings Co., Ltd.	674,700	6,424,175	0.3%
	Zojirushi Corp.	188,000	2,901,584	0.1%
Total Consumer Discretionary			540,457,079	20.2%

Consumer Staples — (8.7%)
	Aderans Co., Ltd.	130,800	1,129,550	0.0%
#	Aeon Hokkaido Corp.	324,100	1,736,196	0.1%
#	Ain Pharmaciez, Inc.	138,400	6,418,473	0.2%
	Arcs Co., Ltd.	195,000	4,246,815	0.2%
	Ariake Japan Co., Ltd.	86,100	3,523,464	0.1%
	Artnature, Inc.	94,900	885,176	0.0%
	Axial Retailing, Inc.	87,000	2,446,934	0.1%
	Belc Co., Ltd.	59,100	1,844,063	0.1%
	C'BON Cosmetics Co., Ltd.	2,400	52,484	0.0%
	Cawachi, Ltd.	88,000	1,323,752	0.1%
	CFS Corp.	24,500	221,723	0.0%
	Chubu Shiryo Co., Ltd.	114,700	864,246	0.0%
	Chuo Gyorui Co., Ltd.	93,000	208,969	0.0%
	Coca-Cola West Co., Ltd.	268,200	4,840,672	0.2%
	Cocokara fine, Inc.	105,760	3,638,146	0.1%
	CREATE SD HOLDINGS Co., Ltd.	54,800	2,528,964	0.1%
	Daikokutenbussan Co., Ltd.	35,800	1,379,096	0.1%
	Dr Ci:Labo Co., Ltd.	82,800	2,906,149	0.1%
	Dydo Drinco, Inc.	42,700	1,855,413	0.1%
	Earth Chemical Co., Ltd.	77,200	2,927,640	0.1%
#	Fancl Corp.	183,500	2,553,442	0.1%
	Feed One Holdings Co., Ltd.	812,440	895,809	0.0%
#*	First Baking Co., Ltd.	183,000	188,351	0.0%
	Fuji Oil Co., Ltd.	358,400	6,280,605	0.2%
	Fujicco Co., Ltd.	120,600	2,441,029	0.1%

7

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
*	Fujiya Co., Ltd.	26,000	$41,216	0.0%
#	Genky Stores, Inc.	11,800	948,383	0.0%
	Hagoromo Foods Corp.	39,000	371,379	0.0%
*	Hayashikane Sangyo Co., Ltd.	57,000	75,952	0.0%
	Heiwado Co., Ltd.	182,000	4,520,598	0.2%
#	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	466,792	0.0%
	Hokuto Corp.	131,300	2,689,913	0.1%
	House Foods Group, Inc.	87,800	1,668,600	0.1%
	Inageya Co., Ltd.	175,100	2,142,324	0.1%
#	Ito En, Ltd.	54,800	1,149,495	0.0%
	Itochu-Shokuhin Co., Ltd.	26,600	920,332	0.0%
	Itoham Foods, Inc.	858,800	4,627,508	0.2%
	J-Oil Mills, Inc.	580,000	1,987,789	0.1%
#	Kakiyasu Honten Co., Ltd.	27,100	435,747	0.0%
	Kameda Seika Co., Ltd.	72,000	2,786,009	0.1%
	Kansai Super Market, Ltd.	16,700	110,771	0.0%
	Kato Sangyo Co., Ltd.	117,200	2,742,499	0.1%
	Kenko Mayonnaise Co., Ltd.	48,300	670,771	0.0%
	KEY Coffee, Inc.	109,700	1,837,157	0.1%
	Kirindo Holdings Co., Ltd.	28,300	335,204	0.0%
#	Kobe Bussan Co., Ltd.	35,300	1,888,465	0.1%
#	Kotobuki Spirits Co., Ltd.	30,400	893,551	0.0%
	Kusuri No Aoki Co., Ltd.	97,600	4,320,008	0.2%
	Kyokuyo Co., Ltd.	576,000	1,331,322	0.1%
	Life Corp.	178,200	4,083,073	0.2%
#	Lion Corp.	1,217,000	9,752,790	0.4%
	Mandom Corp.	104,400	4,646,617	0.2%
	Marudai Food Co., Ltd.	632,000	2,363,561	0.1%
	Maruha Nichiro Corp.	225,007	3,635,434	0.1%
	Matsumotokiyoshi Holdings Co., Ltd.	223,800	10,324,754	0.4%
#	Maxvalu Nishinihon Co., Ltd.	5,600	72,761	0.0%
#	Maxvalu Tokai Co., Ltd.	54,200	775,244	0.0%
	Medical System Network Co., Ltd.	78,200	314,184	0.0%
	Megmilk Snow Brand Co., Ltd.	258,500	3,313,169	0.1%
	Meito Sangyo Co., Ltd.	52,200	549,890	0.0%
	Milbon Co., Ltd.	70,076	2,229,861	0.1%
	Ministop Co., Ltd.	88,100	1,526,161	0.1%
	Mitsubishi Shokuhin Co., Ltd.	85,300	1,909,155	0.1%
	Mitsui Sugar Co., Ltd.	533,850	2,126,486	0.1%
	Miyoshi Oil & Fat Co., Ltd.	379,000	448,702	0.0%
	Morinaga & Co., Ltd.	1,134,000	4,853,097	0.2%
	Morinaga Milk Industry Co., Ltd.	1,134,000	4,158,116	0.2%
	Morozoff, Ltd.	142,000	460,673	0.0%
	Nagatanien Co., Ltd.	131,000	1,171,155	0.0%
	Nakamuraya Co., Ltd.	184,000	679,492	0.0%
#	Natori Co., Ltd.	26,900	328,452	0.0%
	Nichimo Co., Ltd.	170,000	273,583	0.0%
	Nichirei Corp.	1,501,000	10,358,768	0.4%
	Nihon Chouzai Co., Ltd.	15,480	753,478	0.0%
#	Niitaka Co., Ltd.	2,060	26,479	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	608,000	1,003,109	0.0%
	Nippon Flour Mills Co., Ltd.	709,000	4,289,962	0.2%

8

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Nippon Suisan Kaisha, Ltd.	1,480,200	$4,230,149	0.2%
	Nisshin Oillio Group, Ltd. (The)	679,000	2,784,296	0.1%
	Nissin Sugar Co., Ltd.	19,000	418,470	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	178,883	0.0%
	Noevir Holdings Co., Ltd.	61,300	1,320,133	0.1%
	Oenon Holdings, Inc.	307,000	549,220	0.0%
#	OIE Sangyo Co., Ltd.	20,900	152,464	0.0%
	Okuwa Co., Ltd.	117,000	989,208	0.0%
	Olympic Group Corp.	63,100	404,684	0.0%
	OUG Holdings, Inc.	29,000	60,153	0.0%
	Prima Meat Packers, Ltd.	859,000	2,630,928	0.1%
	Qol Co., Ltd.	52,600	703,353	0.0%
#	Riken Vitamin Co., Ltd.	75,400	2,416,055	0.1%
#	Rock Field Co., Ltd.	58,800	1,399,646	0.1%
#	Rokko Butter Co., Ltd.	45,600	613,616	0.0%
#	S Foods, Inc.	75,562	1,528,774	0.1%
	S&B Foods, Inc.	499	20,023	0.0%
#	Sakata Seed Corp.	182,600	3,484,845	0.1%
	San-A Co., Ltd.	98,700	4,368,120	0.2%
	Sapporo Holdings, Ltd.	1,981,000	7,359,192	0.3%
#	Shoei Foods Corp.	45,700	475,956	0.0%
	Showa Sangyo Co., Ltd.	509,000	2,069,269	0.1%
	Sogo Medical Co., Ltd.	55,800	1,569,433	0.1%
	ST Corp.	76,700	687,588	0.0%
#	Starzen Co., Ltd.	366,000	1,147,245	0.0%
	Takara Holdings, Inc.	980,300	7,671,317	0.3%
#	Tobu Store Co., Ltd.	190,000	499,763	0.0%
#	Toho Co., Ltd.	209,000	853,518	0.0%
#	Tohto Suisan Co., Ltd.	173,000	289,543	0.0%
	Torigoe Co., Ltd. (The)	80,300	465,874	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	134,645	0.0%
*	United Super Markets Holdings, Inc.	248,100	2,134,933	0.1%
	UNY Group Holdings Co., Ltd.	1,468,300	9,390,637	0.4%
	Valor Co., Ltd.	212,100	5,309,292	0.2%
	Warabeya Nichiyo Co., Ltd.	83,460	2,011,391	0.1%
#	Welcia Holdings Co., Ltd.	87,200	3,980,564	0.1%
#	Yaizu Suisankagaku Industry Co., Ltd.	46,100	379,605	0.0%
	Yamatane Corp.	520,000	904,167	0.0%
#	Yamaya Corp.	24,700	414,525	0.0%
	Yaoko Co., Ltd.	102,800	4,774,309	0.2%
#	Yokohama Reito Co., Ltd.	263,000	2,051,529	0.1%
	Yomeishu Seizo Co., Ltd.	97,000	801,719	0.0%
#	Yonekyu Corp.	28,100	501,557	0.0%
	Yuasa Funashoku Co., Ltd.	121,000	413,234	0.0%
	Yutaka Foods Corp.	6,000	92,694	0.0%
Total Consumer Staples			257,363,671	9.6%

Energy — (1.0%)
#	BP Castrol K.K.	64,600	687,060	0.0%
*	Cosmo Oil Co., Ltd.	3,455,000	5,616,077	0.2%
	Fuji Kosan Co., Ltd.	33,100	155,193	0.0%
#	Fuji Oil Co., Ltd.	284,800	1,119,938	0.1%

9

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Itochu Enex Co., Ltd.	302,200	$2,903,399	0.1%
#	Japan Drilling Co., Ltd.	34,800	1,001,450	0.0%
	Japan Oil Transportation Co., Ltd.	84,000	166,092	0.0%
	Mitsuuroko Group Holdings Co., Ltd.	184,800	928,100	0.0%
#	Modec, Inc.	80,100	1,227,351	0.1%
	Nippon Coke & Engineering Co., Ltd.	1,357,900	1,308,304	0.1%
#	Nippon Gas Co., Ltd.	192,600	6,028,188	0.2%
	Nippon Seiro Co., Ltd.	64,000	141,113	0.0%
#	Sala Corp.	124,900	616,529	0.0%
	San-Ai Oil Co., Ltd.	310,000	2,008,457	0.1%
	Shinko Plantech Co., Ltd.	237,200	2,093,552	0.1%
	Sinanen Co., Ltd.	260,000	1,021,484	0.0%
#	Toa Oil Co., Ltd.	415,000	524,868	0.0%
	Toyo Kanetsu K.K.	624,000	1,130,826	0.1%
Total Energy			28,677,981	1.1%

Financials — (10.8%)
	Aichi Bank, Ltd. (The)	52,700	2,966,078	0.1%
	Airport Facilities Co., Ltd.	132,770	711,240	0.0%
#	Aizawa Securities Co., Ltd.	154,900	1,021,116	0.0%
	Akita Bank, Ltd. (The)	1,112,400	3,596,830	0.1%
	Anabuki Kosan, Inc.	22,000	44,354	0.0%
	Aomori Bank, Ltd. (The)	1,186,000	3,911,849	0.1%
*	Ardepro Co., Ltd.	165,700	182,491	0.0%
	Asax Co., Ltd.	1,700	21,962	0.0%
	Ashikaga Holdings Co., Ltd.	87,100	375,437	0.0%
	Awa Bank, Ltd. (The)	1,173,000	7,469,367	0.3%
#	Bank of Iwate, Ltd. (The)	102,100	4,595,366	0.2%
	Bank of Kochi, Ltd. (The)	279,000	387,165	0.0%
#	Bank of Nagoya, Ltd. (The)	1,007,297	3,939,891	0.2%
	Bank of Okinawa, Ltd. (The)	110,800	4,728,194	0.2%
	Bank of Saga, Ltd. (The)	802,000	2,043,497	0.1%
	Bank of the Ryukyus, Ltd.	227,380	3,389,299	0.1%
	Chiba Kogyo Bank, Ltd. (The)	236,900	1,790,218	0.1%
	Chukyo Bank, Ltd. (The)	682,000	1,275,690	0.1%
	Daibiru Corp.	303,600	2,805,949	0.1%
	Daiichi Commodities Co., Ltd.	13,700	53,877	0.0%
	Daikyo, Inc.	1,904,000	3,061,743	0.1%
	Daisan Bank, Ltd. (The)	855,000	1,388,962	0.1%
	Daishi Bank, Ltd. (The)	2,003,000	8,453,704	0.3%
	Daito Bank, Ltd. (The)	873,000	1,275,658	0.1%
#	Dream Incubator, Inc.	8,000	161,005	0.0%
	DSB Co, Ltd.	55,800	452,515	0.0%
	eGuarantee, Inc.	1,200	24,934	0.0%
#	Ehime Bank, Ltd. (The)	938,000	2,044,946	0.1%
	Eighteenth Bank, Ltd. (The)	1,068,000	3,272,260	0.1%
#	FIDEA Holdings Co., Ltd.	874,800	1,912,689	0.1%
#	Financial Products Group Co., Ltd.	403,200	3,057,483	0.1%
	Fukui Bank, Ltd. (The)	1,301,000	2,845,693	0.1%
	Fukushima Bank, Ltd. (The)	1,421,000	1,183,844	0.0%
	Fuyo General Lease Co., Ltd.	81,700	3,488,382	0.1%
	GCA Savvian Corp.	88,000	1,092,858	0.0%

10

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Goldcrest Co., Ltd.	101,790	$2,008,248	0.1%
	Grandy House Corp.	14,200	42,551	0.0%
	Heiwa Real Estate Co., Ltd.	248,700	3,409,527	0.1%
	Higashi-Nippon Bank, Ltd. (The)	869,000	3,143,465	0.1%
#	Higo Bank, Ltd. (The)	1,124,000	7,313,670	0.3%
	Hokkoku Bank, Ltd. (The)	1,742,000	6,385,320	0.2%
	Hokuetsu Bank, Ltd. (The)	1,300,000	2,706,236	0.1%
	Hyakugo Bank, Ltd. (The)	1,491,609	7,390,918	0.3%
	Hyakujushi Bank, Ltd. (The)	1,509,000	5,393,121	0.2%
	IBJ Leasing Co., Ltd.	63,100	1,465,038	0.1%
#	Ichiyoshi Securities Co., Ltd.	227,800	2,224,218	0.1%
	IwaiCosmo Holdings, Inc.	118,200	1,508,085	0.1%
	Japan Property Management Center Co., Ltd.	3,400	47,817	0.0%
#	Jimoto Holdings, Inc.	508,400	901,213	0.0%
	Jowa Holdings Co., Ltd.	65,500	3,032,384	0.1%
	Juroku Bank, Ltd. (The)	2,002,000	8,186,655	0.3%
#	kabu.com Securities Co., Ltd.	992,200	3,318,219	0.1%
	Kabuki-Za Co., Ltd.	38,000	1,561,435	0.1%
	Kagoshima Bank, Ltd. (The)	962,000	6,949,012	0.3%
#	Kansai Urban Banking Corp.	149,200	1,811,048	0.1%
	Keihanshin Building Co., Ltd.	195,400	1,202,287	0.0%
	Keiyo Bank, Ltd. (The)	1,418,000	7,450,083	0.3%
	Kenedix, Inc.	975,700	3,749,206	0.1%
	Kita-Nippon Bank, Ltd. (The)	49,506	1,430,921	0.1%
	Kiyo Bank, Ltd. (The)	371,490	5,668,987	0.2%
	Kyokuto Securities Co., Ltd.	125,600	1,818,991	0.1%
#	Land Business Co., Ltd.	59,500	192,929	0.0%
*	Leopalace21 Corp.	1,758,300	10,776,216	0.4%
*	Lifenet Insurance Co.	35,700	116,964	0.0%
	Marusan Securities Co., Ltd.	177,000	1,902,909	0.1%
#	Michinoku Bank, Ltd. (The)	840,000	1,467,722	0.1%
	Mie Bank, Ltd. (The)	523,000	1,234,084	0.0%
	Minato Bank, Ltd. (The)	1,084,000	2,779,221	0.1%
	Mito Securities Co., Ltd.	338,500	1,208,942	0.0%
	Miyazaki Bank, Ltd. (The)	931,000	3,481,061	0.1%
	Monex Group, Inc.	1,054,800	2,898,526	0.1%
#	Money Partners Group Co., Ltd.	33,400	116,131	0.0%
	Musashino Bank, Ltd. (The)	198,700	7,840,093	0.3%
#	Nagano Bank, Ltd. (The)	512,000	965,593	0.0%
	Nanto Bank, Ltd. (The)	1,170,000	4,183,903	0.2%
*	New Real Property K.K.	43,900	—	0.0%
	Nisshin Fudosan Co.	186,100	665,427	0.0%
	North Pacific Bank, Ltd.	2,025,300	9,042,025	0.3%
	Ogaki Kyoritsu Bank, Ltd. (The)	1,955,000	7,135,196	0.3%
#	Oita Bank, Ltd. (The)	1,014,900	4,324,240	0.2%
#	Okasan Securities Group, Inc.	53,000	372,296	0.0%
	Open House Co., Ltd.	90,100	1,521,181	0.1%
	Raysum Co., Ltd.	17,700	175,760	0.0%
	Relo Holdings, Inc.	62,900	6,212,499	0.2%
#	Ricoh Leasing Co., Ltd.	101,700	3,116,832	0.1%
#	SAMTY Co., Ltd.	76,900	589,596	0.0%
	San-In Godo Bank, Ltd. (The)	957,000	9,226,573	0.3%

11

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Sankyo Frontier Co., Ltd.	8,000	$65,981	0.0%
#	Sawada Holdings Co., Ltd.	142,000	1,372,770	0.1%
	Senshu Ikeda Holdings, Inc.	1,365,700	6,191,692	0.2%
	Shiga Bank, Ltd. (The)	1,328,000	7,153,104	0.3%
	Shikoku Bank, Ltd. (The)	1,210,000	2,756,967	0.1%
	Shimane Bank, Ltd. (The)	16,600	217,046	0.0%
	Shimizu Bank, Ltd. (The)	48,000	1,322,134	0.1%
	Shinoken Group Co., Ltd.	3,000	47,578	0.0%
#	Sparx Group Co., Ltd.	564,000	1,181,681	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	106,460	2,685,299	0.1%
#	Sun Frontier Fudousan Co., Ltd.	138,500	1,120,762	0.0%
	Taiko Bank, Ltd. (The)	207,000	407,309	0.0%
#	Takagi Securities Co., Ltd.	224,000	434,595	0.0%
	Takara Leben Co., Ltd.	541,300	3,218,549	0.1%
	TOC Co., Ltd.	366,450	2,562,380	0.1%
	Tochigi Bank, Ltd. (The)	724,000	4,123,059	0.2%
	Toho Bank, Ltd. (The)	1,313,200	5,864,338	0.2%
	Tohoku Bank, Ltd. (The)	588,000	816,489	0.0%
	Tokai Tokyo Financial Holdings, Inc.	101,000	734,142	0.0%
#	Tokyo Rakutenchi Co., Ltd.	212,000	876,377	0.0%
	Tokyo Theatres Co., Inc.	468,000	538,952	0.0%
#	Tokyo TY Financial Group, Inc.	150,338	5,106,249	0.2%
	Tomato Bank, Ltd.	484,000	790,590	0.0%
	TOMONY Holdings, Inc.	913,950	4,178,709	0.2%
	Tosei Corp.	201,700	1,432,421	0.1%
	Tottori Bank, Ltd. (The)	353,000	659,841	0.0%
	Towa Bank, Ltd. (The)	2,036,000	1,996,151	0.1%
	Toyo Securities Co., Ltd.	419,000	1,304,980	0.1%
	Tsukuba Bank, Ltd.	495,100	1,661,834	0.1%
#	Yamagata Bank, Ltd. (The)	854,500	3,730,268	0.1%
	Yamanashi Chuo Bank, Ltd. (The)	976,000	4,612,543	0.2%
Total Financials			319,855,910	11.9%

Health Care — (4.2%)
	As One Corp.	86,768	2,987,932	0.1%
	Asahi Intecc Co., Ltd.	123,000	8,426,899	0.3%
	ASKA Pharmaceutical Co., Ltd.	131,300	1,438,798	0.1%
	Biofermin Pharmaceutical Co., Ltd.	10,000	233,105	0.0%
	BML, Inc.	68,300	2,135,922	0.1%
#	CMIC Holdings Co., Ltd.	67,300	939,215	0.0%
	Create Medic Co., Ltd.	28,000	231,674	0.0%
#	Daiken Medical Co., Ltd.	88,900	884,990	0.0%
	Daito Pharmaceutical Co., Ltd.	65,780	1,465,600	0.1%
	Eiken Chemical Co., Ltd.	73,500	1,470,251	0.1%
	EPS Holdings, Inc.	164,600	1,995,538	0.1%
	FALCO HOLDINGS Co., Ltd.	38,000	475,465	0.0%
#	FINDEX, Inc.	88,500	1,015,209	0.0%
	Fuji Pharma Co., Ltd.	41,500	754,130	0.0%
	Fuso Pharmaceutical Industries, Ltd.	415,000	990,364	0.0%
	Hogy Medical Co., Ltd.	71,000	3,642,175	0.1%
	Iwaki & Co., Ltd.	154,000	294,334	0.0%
#	Japan Medical Dynamic Marketing, Inc.	100,800	421,422	0.0%

12

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
	Jeol, Ltd.	476,000	$2,157,277	0.1%
#	JMS Co., Ltd.	157,000	394,811	0.0%
	Kawasumi Laboratories, Inc.	69,100	530,437	0.0%
	Kissei Pharmaceutical Co., Ltd.	59,100	1,499,718	0.1%
	KYORIN Holdings, Inc.	306,900	6,257,163	0.2%
	Mani, Inc.	33,400	2,217,157	0.1%
#	Message Co., Ltd.	84,600	2,281,048	0.1%
	Mochida Pharmaceutical Co., Ltd.	76,699	4,339,340	0.2%
	Nagaileben Co., Ltd.	51,200	983,240	0.0%
	Nakanishi, Inc.	115,300	4,555,402	0.2%
	Nichi-iko Pharmaceutical Co., Ltd.	264,250	7,168,808	0.3%
#	Nichii Gakkan Co.	284,300	2,283,916	0.1%
	Nikkiso Co., Ltd.	361,500	3,789,853	0.1%
	Nippon Chemiphar Co., Ltd.	175,000	890,172	0.0%
	Nipro Corp.	702,100	7,185,942	0.3%
	Nissui Pharmaceutical Co., Ltd.	67,400	769,282	0.0%
	Paramount Bed Holdings Co., Ltd.	114,200	3,371,775	0.1%
	Rion Co., Ltd.	42,300	644,670	0.0%
	Rohto Pharmaceutical Co., Ltd.	499,200	8,234,543	0.3%
	Seed Co., Ltd.	7,100	68,548	0.0%
	Ship Healthcare Holdings, Inc.	278,500	5,755,221	0.2%
#	Shofu, Inc.	35,700	391,561	0.0%
#	Software Service, Inc.	17,400	761,429	0.0%
#	Taiko Pharmaceutical Co., Ltd.	64,600	942,322	0.0%
	Techno Medica Co., Ltd.	25,700	604,189	0.0%
#	Toho Holdings Co., Ltd.	321,000	7,389,236	0.3%
	Tokai Corp.	54,500	1,973,446	0.1%
	Torii Pharmaceutical Co., Ltd.	56,200	1,493,223	0.1%
	Towa Pharmaceutical Co., Ltd.	59,100	3,781,420	0.1%
	Tsukui Corp.	180,900	1,418,357	0.1%
#	Tsumura & Co.	348,700	7,501,467	0.3%
	Uchiyama Holdings Co., Ltd.	24,200	98,826	0.0%
	Vital KSK Holdings, Inc.	193,400	1,402,564	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	249,933	0.0%
	ZERIA Pharmaceutical Co., Ltd.	100,699	1,470,313	0.1%
Total Health Care			124,659,632	4.6%

Industrials — (25.9%)
#*	A&A Material Corp.	127,000	116,126	0.0%
	Advan Co., Ltd.	85,000	1,127,139	0.0%
	Advanex, Inc.	237,000	342,626	0.0%
	Aeon Delight Co., Ltd.	107,400	3,290,923	0.1%
	Aica Kogyo Co., Ltd.	314,300	7,300,834	0.3%
	Aichi Corp.	171,500	1,014,459	0.0%
	Aida Engineering, Ltd.	296,900	3,254,858	0.1%
	Alinco, Inc.	62,600	577,836	0.0%
	Alps Logistics Co., Ltd.	49,300	596,548	0.0%
	Altech Corp.	44,750	890,869	0.0%
	Anest Iwata Corp.	168,200	1,050,628	0.0%
#*	Arrk Corp.	422,400	451,771	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,200	3,697,648	0.1%
	Asahi Kogyosha Co., Ltd.	122,000	445,711	0.0%

13

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Asanuma Corp.	487,000	$731,462	0.0%
	Asia Air Survey Co., Ltd.	2,000	7,059	0.0%
#*	Asia Growth Capital, Ltd.	389,900	618,240	0.0%
	Asunaro Aoki Construction Co., Ltd.	145,500	1,013,426	0.0%
	Bando Chemical Industries, Ltd.	462,000	1,924,730	0.1%
#	Benefit One, Inc.	96,900	2,174,143	0.1%
	Bunka Shutter Co., Ltd.	309,000	2,436,619	0.1%
	Canare Electric Co., Ltd.	2,300	41,367	0.0%
	Career Design Center Co., Ltd.	26,700	283,239	0.0%
	Central Glass Co., Ltd.	1,214,000	5,083,918	0.2%
	Central Security Patrols Co., Ltd.	40,700	461,986	0.0%
	Chiyoda Integre Co., Ltd.	73,700	2,054,783	0.1%
	Chudenko Corp.	110,500	2,120,730	0.1%
	Chugai Ro Co., Ltd.	373,000	840,820	0.0%
	CKD Corp.	341,900	3,918,313	0.2%
	COMSYS Holdings Corp.	99,200	1,475,637	0.1%
#	Cosel Co., Ltd.	114,400	1,386,563	0.1%
#	CTI Engineering Co., Ltd.	72,300	683,867	0.0%
	Dai-Dan Co., Ltd.	155,000	1,063,784	0.0%
	Daido Kogyo Co., Ltd.	200,000	405,162	0.0%
	Daifuku Co., Ltd.	579,400	8,913,191	0.3%
	Daihatsu Diesel Manufacturing Co., Ltd.	84,000	468,037	0.0%
	Daihen Corp.	620,000	3,163,971	0.1%
#	Daiho Corp.	364,000	1,795,353	0.1%
	Daiichi Jitsugyo Co., Ltd.	251,000	1,342,617	0.1%
	Daiseki Co., Ltd.	209,463	4,051,831	0.2%
#	Daiseki Eco. Solution Co., Ltd.	7,200	116,686	0.0%
#	Daisue Construction Co., Ltd.	33,700	218,584	0.0%
	Daiwa Industries, Ltd.	173,000	1,138,486	0.1%
#	Daiwa Odakyu Construction Co.	5,400	49,845	0.0%
#*	Danto Holdings Corp.	165,000	242,652	0.0%
	Denyo Co., Ltd.	85,300	1,382,468	0.1%
#	Dijet Industrial Co., Ltd.	88,000	158,077	0.0%
	DMW Corp.	4,800	75,747	0.0%
#	Duskin Co., Ltd.	222,400	3,841,640	0.2%
#	Ebara Jitsugyo Co., Ltd.	40,200	468,225	0.0%
	Eidai Co., Ltd.	115,000	440,667	0.0%
	en-japan, Inc.	62,400	1,118,801	0.0%
#	Endo Lighting Corp.	60,200	661,598	0.0%
*	Enshu, Ltd.	281,000	266,131	0.0%
	Freund Corp.	9,900	119,587	0.0%
#	Fudo Tetra Corp.	1,040,800	1,691,562	0.1%
	Fujikura, Ltd.	1,984,000	11,092,236	0.4%
#*	Fujisash Co., Ltd.	436,500	502,876	0.0%
	Fujitec Co., Ltd.	436,800	5,435,411	0.2%
	Fukuda Corp.	441,000	2,869,033	0.1%
	Fukushima Industries Corp.	78,100	1,430,147	0.1%
#	Fukuyama Transporting Co., Ltd.	791,400	4,386,801	0.2%
	FULLCAST Holdings Co., Ltd.	63,400	396,836	0.0%
	Funai Soken Holdings, Inc.	117,300	1,371,255	0.1%
	Furukawa Co., Ltd.	1,665,000	2,963,088	0.1%
	Furukawa Electric Co., Ltd.	4,806,000	8,560,027	0.3%

14

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Furusato Industries, Ltd.	52,000	$742,816	0.0%
	Futaba Corp.	125,100	2,267,023	0.1%
	Gecoss Corp.	109,200	1,122,502	0.0%
	Glory, Ltd.	266,700	7,890,103	0.3%
#	GS Yuasa Corp.	507,000	1,990,858	0.1%
#	Hamakyorex Co., Ltd.	42,200	1,687,935	0.1%
	Hanwa Co., Ltd.	1,221,000	5,731,149	0.2%
#	Harmonic Drive Systems, Inc.	150,100	2,942,914	0.1%
	Hazama Ando Corp.	1,082,400	5,860,177	0.2%
#	Hibiya Engineering, Ltd.	120,800	1,622,707	0.1%
	Hirakawa Hewtech Corp.	900	10,018	0.0%
	Hisaka Works, Ltd.	100,200	910,739	0.0%
	Hitachi Koki Co., Ltd.	311,600	2,596,518	0.1%
	Hitachi Transport System, Ltd.	278,000	4,614,278	0.2%
	Hitachi Zosen Corp.	991,379	5,648,044	0.2%
	Hokuetsu Industries Co., Ltd.	105,900	786,751	0.0%
#	Hokuriku Electrical Construction Co., Ltd.	23,000	224,219	0.0%
	Hosokawa Micron Corp.	176,000	856,067	0.0%
	Howa Machinery, Ltd.	72,100	436,945	0.0%
#	Ichiken Co., Ltd.	143,000	317,085	0.0%
	Ichinen Holdings Co., Ltd.	114,200	1,085,976	0.0%
	Idec Corp.	158,800	1,431,356	0.1%
	Iino Kaiun Kaisha, Ltd.	521,100	2,484,182	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,700	4,825,033	0.2%
#	Inaba Seisakusho Co., Ltd.	49,700	615,108	0.0%
	Inabata & Co., Ltd.	308,400	3,372,164	0.1%
#	Inui Global Logistics Co., Ltd.	71,880	561,726	0.0%
#	Iseki & Co., Ltd.	1,110,000	2,192,770	0.1%
	Ishii Iron Works Co., Ltd.	110,000	195,811	0.0%
	Itoki Corp.	213,800	1,220,350	0.1%
	Iwasaki Electric Co., Ltd.	372,000	824,225	0.0%
#	Iwatani Corp.	1,087,000	6,889,078	0.3%
#	Jalux, Inc.	33,200	624,122	0.0%
	Jamco Corp.	77,700	2,550,716	0.1%
#	Japan Foundation Engineering Co., Ltd.	119,500	406,418	0.0%
	Japan Pulp & Paper Co., Ltd.	465,000	1,278,533	0.1%
#	Japan Steel Works, Ltd. (The)	1,992,000	8,231,777	0.3%
	Japan Transcity Corp.	242,000	839,486	0.0%
#	JK Holdings Co., Ltd.	89,940	430,725	0.0%
#	Juki Corp.	183,600	2,467,682	0.1%
	Kamei Corp.	148,700	1,389,947	0.1%
	Kanaden Corp.	113,000	909,643	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	190,000	909,591	0.0%
	Kanamoto Co., Ltd.	171,600	4,350,269	0.2%
	Kandenko Co., Ltd.	626,000	3,909,643	0.2%
	Kanematsu Corp.	2,395,625	4,192,905	0.2%
#	Katakura Industries Co., Ltd.	136,100	1,479,558	0.1%
	Kato Works Co., Ltd.	309,000	1,815,239	0.1%
	KAWADA TECHNOLOGIES, Inc.	58,900	2,046,913	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	96,000	309,052	0.0%
	Keihin Co., Ltd.	249,000	418,617	0.0%
*	KI Holdings Co., Ltd.	88,000	333,655	0.0%

15

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Kimura Chemical Plants Co., Ltd.	39,900	$160,318	0.0%
	King Jim Co., Ltd.	13,000	90,503	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	153,000	421,894	0.0%
	Kintetsu World Express, Inc.	77,800	3,491,480	0.1%
	Kitagawa Iron Works Co., Ltd.	496,000	1,271,300	0.1%
	Kitano Construction Corp.	259,000	682,899	0.0%
#	Kito Corp.	103,600	1,009,020	0.0%
	Kitz Corp.	543,500	2,715,912	0.1%
*	Kobe Electric Railway Co., Ltd.	29,000	84,805	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	97,000	527,267	0.0%
	Koike Sanso Kogyo Co., Ltd.	145,000	455,655	0.0%
#	Kokusai Co., Ltd.	40,400	595,089	0.0%
	Kokuyo Co., Ltd.	527,825	4,544,171	0.2%
#	KOMAIHALTEC, Inc.	227,000	469,143	0.0%
	Komatsu Wall Industry Co., Ltd.	40,000	793,777	0.0%
	Komori Corp.	348,700	4,735,258	0.2%
	Kondotec, Inc.	124,000	795,139	0.0%
	Konoike Transport Co., Ltd.	70,600	858,927	0.0%
#	Kosaido Co., Ltd.	257,200	1,258,954	0.1%
	KRS Corp.	36,200	617,710	0.0%
	Kumagai Gumi Co., Ltd.	1,756,000	5,176,009	0.2%
	Kuroda Electric Co., Ltd.	219,100	4,077,496	0.2%
	Kyodo Printing Co., Ltd.	525,000	1,490,069	0.1%
#	Kyokuto Boeki Kaisha, Ltd.	58,000	154,739	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	204,200	2,219,646	0.1%
	Kyoritsu Printing Co., Ltd.	105,300	257,418	0.0%
	Kyowa Exeo Corp.	481,800	5,606,523	0.2%
	Kyudenko Corp.	219,000	3,932,840	0.2%
#	Link And Motivation, Inc.	251,400	339,040	0.0%
	Lonseal Corp.	116,000	160,072	0.0%
#	Maeda Corp.	821,000	5,689,911	0.2%
#	Maeda Kosen Co., Ltd.	100,500	892,095	0.0%
	Maeda Road Construction Co., Ltd.	387,000	7,120,577	0.3%
#	Maezawa Industries, Inc.	35,700	149,840	0.0%
	Maezawa Kasei Industries Co., Ltd.	45,600	465,214	0.0%
	Maezawa Kyuso Industries Co., Ltd.	48,200	657,619	0.0%
#	Makino Milling Machine Co., Ltd.	655,000	6,603,739	0.3%
	Marubeni Construction Material Lease Co., Ltd.	75,000	159,961	0.0%
#	Marufuji Sheet Piling Co., Ltd.	58,000	162,748	0.0%
	Maruka Machinery Co., Ltd.	32,200	525,704	0.0%
	Maruyama Manufacturing Co., Inc.	230,000	439,260	0.0%
	Maruzen Co., Ltd.	46,000	434,059	0.0%
#	Maruzen Showa Unyu Co., Ltd.	300,000	1,060,755	0.0%
	Matsuda Sangyo Co., Ltd.	81,082	991,577	0.0%
	Matsui Construction Co., Ltd.	124,600	663,150	0.0%
	Max Co., Ltd.	191,000	2,044,779	0.1%
	Meidensha Corp.	1,171,050	4,397,975	0.2%
	Meiji Shipping Co., Ltd.	111,000	376,877	0.0%
#	Meisei Industrial Co., Ltd.	251,000	1,297,399	0.1%
	Meitec Corp.	181,300	6,758,965	0.3%
#	Meito Transportation Co., Ltd.	22,000	135,007	0.0%
#	Meiwa Corp.	161,700	552,940	0.0%

16

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Mesco, Inc.	22,000	$163,617	0.0%
	Mirait Holdings Corp.	380,085	4,429,271	0.2%
	Mitani Corp.	68,200	1,616,694	0.1%
	Mitsubishi Nichiyu Forklift Co., Ltd.	159,600	802,357	0.0%
	Mitsubishi Pencil Co., Ltd.	95,800	4,523,791	0.2%
	Mitsuboshi Belting Co., Ltd.	328,000	2,598,825	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	5,109,000	8,838,802	0.3%
	Mitsui Matsushima Co., Ltd.	847,000	913,810	0.0%
	Mitsui-Soko Holdings Co., Ltd.	626,000	1,983,102	0.1%
	Mitsumura Printing Co., Ltd.	93,000	202,045	0.0%
	Miura Co., Ltd.	321,900	3,726,059	0.1%
#	Miyaji Engineering Group, Inc.	377,175	545,239	0.0%
#	MonotaRO Co., Ltd.	105,000	4,609,258	0.2%
	Morita Holdings Corp.	232,300	2,267,466	0.1%
#	NAC Co., Ltd.	58,900	494,874	0.0%
	Nachi-Fujikoshi Corp.	1,025,000	6,037,795	0.2%
	Nagase & Co., Ltd.	374,900	5,166,622	0.2%
	Nakabayashi Co., Ltd.	211,000	414,084	0.0%
	Nakano Corp.	14,800	69,159	0.0%
	Namura Shipbuilding Co., Ltd.	217,228	1,861,732	0.1%
	Narasaki Sangyo Co., Ltd.	103,000	242,172	0.0%
	NDS Co., Ltd.	241,000	641,682	0.0%
	NEC Capital Solutions, Ltd.	43,800	674,354	0.0%
#	Nichias Corp.	581,000	3,598,934	0.1%
	Nichiban Co., Ltd.	119,000	581,082	0.0%
	Nichiden Corp.	22,600	563,127	0.0%
	Nichiha Corp.	143,680	2,206,408	0.1%
	Nichireki Co., Ltd.	148,000	1,233,811	0.1%
	Nihon M&A Center, Inc.	198,100	8,166,594	0.3%
#	Nihon Trim Co., Ltd.	18,200	479,740	0.0%
	Nikkato Corp.	700	2,437	0.0%
	Nikko Co., Ltd.	155,000	555,349	0.0%
	Nippo Corp.	142,000	2,434,299	0.1%
	Nippon Air Conditioning Services Co., Ltd.	14,900	129,445	0.0%
	Nippon Carbon Co., Ltd.	648,000	2,132,771	0.1%
	Nippon Densetsu Kogyo Co., Ltd.	230,300	4,053,508	0.2%
	Nippon Filcon Co., Ltd.	70,900	316,566	0.0%
	Nippon Hume Corp.	129,400	883,246	0.0%
	Nippon Kanzai Co., Ltd.	41,800	946,245	0.0%
	Nippon Koei Co., Ltd.	390,000	1,534,801	0.1%
	Nippon Konpo Unyu Soko Co., Ltd.	356,800	6,220,143	0.2%
	Nippon Parking Development Co., Ltd.	1,197,800	1,736,917	0.1%
	Nippon Rietec Co., Ltd.	7,000	49,128	0.0%
	Nippon Road Co., Ltd. (The)	384,000	1,916,135	0.1%
	Nippon Seisen Co., Ltd.	100,000	485,027	0.0%
#	Nippon Sharyo, Ltd.	422,000	1,137,285	0.0%
#*	Nippon Sheet Glass Co., Ltd.	6,156,000	6,536,264	0.3%
	Nippon Steel & Sumikin Bussan Corp.	955,599	3,487,226	0.1%
	Nippon Steel & Sumikin Texeng Co., Ltd.	292,000	1,578,917	0.1%
	Nippon Thompson Co., Ltd.	410,000	2,294,577	0.1%
	Nippon Tungsten Co., Ltd.	62,000	100,262	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,834,000	8,418,480	0.3%

17

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Nishimatsu Construction Co., Ltd.	1,803,000	$6,755,959	0.3%
	Nishio Rent All Co., Ltd.	92,500	2,311,204	0.1%
#	Nissei ASB Machine Co., Ltd.	44,100	865,002	0.0%
	Nissei Corp.	37,900	355,248	0.0%
#	Nissei Plastic Industrial Co., Ltd.	197,500	1,805,306	0.1%
#	Nissha Printing Co., Ltd.	157,500	2,666,264	0.1%
	Nisshinbo Holdings, Inc.	903,000	10,092,494	0.4%
	Nissin Corp.	399,000	1,192,798	0.1%
	Nissin Electric Co., Ltd.	279,000	1,979,564	0.1%
	Nitta Corp.	101,900	2,824,529	0.1%
	Nitto Boseki Co., Ltd.	898,000	3,958,629	0.2%
#	Nitto Kogyo Corp.	159,700	3,594,128	0.1%
	Nitto Kohki Co., Ltd.	68,500	1,550,358	0.1%
	Nitto Seiko Co., Ltd.	149,000	413,649	0.0%
#	Nittoc Construction Co., Ltd.	96,800	381,224	0.0%
#	Nittoku Engineering Co., Ltd.	80,900	842,920	0.0%
#	NJS Co., Ltd.	30,200	380,034	0.0%
	Noda Corp.	153,600	506,686	0.0%
	Nomura Co., Ltd.	216,500	2,630,233	0.1%
	Noritake Co., Ltd.	642,000	1,494,313	0.1%
	Noritz Corp.	192,500	3,630,407	0.1%
#	NS United Kaiun Kaisha, Ltd.	599,000	1,295,174	0.1%
	Obara Group, Inc.	77,700	4,175,617	0.2%
	Obayashi Road Corp.	170,000	913,415	0.0%
#	Odelic Co., Ltd.	17,900	583,976	0.0%
	Oiles Corp.	165,050	3,132,481	0.1%
#	Okabe Co., Ltd.	242,100	1,895,944	0.1%
	Okamoto Machine Tool Works, Ltd.	205,000	304,306	0.0%
	Okamura Corp.	381,900	3,326,083	0.1%
#	OKK Corp.	425,000	655,830	0.0%
	OKUMA Corp.	722,000	8,147,249	0.3%
	Okumura Corp.	999,400	5,098,570	0.2%
	Onamba Co., Ltd.	1,500	5,350	0.0%
	Onoken Co., Ltd.	87,300	867,991	0.0%
	Organo Corp.	228,000	968,188	0.0%
#	OSG Corp.	444,300	9,523,944	0.4%
	Outsourcing, Inc.	54,600	933,919	0.0%
	Oyo Corp.	93,700	1,258,703	0.1%
#	Pasco Corp.	124,000	341,914	0.0%
	Pasona Group, Inc.	126,800	1,166,507	0.1%
	Penta-Ocean Construction Co., Ltd.	1,684,400	6,953,723	0.3%
#	Pilot Corp.	188,800	7,375,857	0.3%
	Prestige International, Inc.	109,700	840,935	0.0%
	Pronexus, Inc.	129,400	831,629	0.0%
#	PS Mitsubishi Construction Co., Ltd.	137,300	462,421	0.0%
	Raito Kogyo Co., Ltd.	300,900	2,438,153	0.1%
	Rheon Automatic Machinery Co., Ltd.	95,000	433,789	0.0%
	Ryobi, Ltd.	779,200	3,039,231	0.1%
	Sakai Heavy Industries, Ltd.	237,000	511,025	0.0%
	Sakai Moving Service Co., Ltd.	22,800	889,440	0.0%
	Sanki Engineering Co., Ltd.	297,600	2,348,171	0.1%
	Sanko Metal Industrial Co., Ltd.	136,000	271,027	0.0%

18

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Sankyo Tateyama, Inc.	166,200	$2,806,258	0.1%
	Sankyu, Inc.	1,540,000	8,409,779	0.3%
#	Sanoyas Holdings Corp.	40,600	84,546	0.0%
	Sanwa Holdings Corp.	1,232,600	10,369,403	0.4%
	Sanyo Denki Co., Ltd.	254,000	2,034,891	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	235,830	0.0%
	Sanyo Industries, Ltd.	99,000	177,011	0.0%
	Sata Construction Co., Ltd.	427,000	460,365	0.0%
	Sato Holdings Corp.	135,900	3,837,939	0.2%
	Sato Shoji Corp.	66,800	445,595	0.0%
#	SBS Holdings, Inc.	90,700	735,054	0.0%
	Secom Joshinetsu Co., Ltd.	32,900	1,015,179	0.0%
#	Seibu Electric Industry Co., Ltd.	70,000	262,358	0.0%
	Seika Corp.	313,000	835,547	0.0%
	Seikitokyu Kogyo Co., Ltd.	178,300	818,081	0.0%
	Sekisui Jushi Corp.	176,700	2,298,405	0.1%
#	Senko Co., Ltd.	547,000	3,463,164	0.1%
#	Senshu Electric Co., Ltd.	36,200	614,526	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	263,000	751,389	0.0%
#	Shibuya Kogyo Co., Ltd.	89,100	1,597,907	0.1%
	Shima Seiki Manufacturing, Ltd.	169,900	2,705,746	0.1%
	Shin Nippon Air Technologies Co., Ltd.	86,280	758,662	0.0%
	Shin-Keisei Electric Railway Co., Ltd.	177,000	592,613	0.0%
	Shinmaywa Industries, Ltd.	537,000	4,915,445	0.2%
	Shinnihon Corp.	189,300	877,373	0.0%
	Shinsho Corp.	279,000	641,159	0.0%
	Shinwa Co., Ltd.	14,000	247,976	0.0%
#	Shoko Co., Ltd.	404,000	385,690	0.0%
	Showa Aircraft Industry Co., Ltd.	15,837	159,094	0.0%
	Sinfonia Technology Co., Ltd.	567,000	1,148,477	0.1%
	Sinko Industries, Ltd.	110,700	1,111,694	0.0%
	Sintokogio, Ltd.	265,000	2,346,952	0.1%
	Soda Nikka Co., Ltd.	67,000	292,312	0.0%
	Sodick Co., Ltd.	191,900	1,571,470	0.1%
#	Space Co., Ltd.	61,920	621,948	0.0%
#	Srg Takamiya Co., Ltd.	100,700	589,695	0.0%
	Star Micronics Co., Ltd.	221,700	3,776,224	0.1%
	Subaru Enterprise Co., Ltd.	55,000	194,890	0.0%
	Sugimoto & Co., Ltd.	30,500	373,620	0.0%
	Sumitomo Densetsu Co., Ltd.	104,400	1,501,769	0.1%
#	Sumitomo Mitsui Construction Co., Ltd.	4,537,800	5,929,763	0.2%
#	Sumitomo Precision Products Co., Ltd.	189,000	705,203	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	819,000	4,571,192	0.2%
#*	SWCC Showa Holdings Co., Ltd.	1,683,000	1,305,766	0.1%
	Tadano, Ltd.	50,000	746,793	0.0%
	Taihei Dengyo Kaisha, Ltd.	162,000	1,598,717	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	318,903	0.0%
	Taikisha, Ltd.	147,000	3,544,001	0.1%
#	Takano Co., Ltd.	49,400	365,040	0.0%
	Takaoka Toko Co., Ltd.	43,520	578,242	0.0%
#	Takara Printing Co., Ltd.	34,055	315,968	0.0%
	Takara Standard Co., Ltd.	507,000	3,589,244	0.1%

19

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Takasago Thermal Engineering Co., Ltd.	319,500	$3,874,593	0.2%
	Takashima & Co., Ltd.	225,000	499,721	0.0%
	Takeei Corp.	119,500	1,210,106	0.1%
	Takeuchi Manufacturing Co., Ltd.	68,400	3,918,847	0.2%
#	Takigami Steel Construction Co., Ltd. (The)	50,000	236,810	0.0%
	Takisawa Machine Tool Co., Ltd.	368,000	720,894	0.0%
	Takuma Co., Ltd.	436,000	2,774,570	0.1%
#	Tanseisha Co., Ltd.	108,300	1,256,097	0.1%
	Tatsuta Electric Wire and Cable Co., Ltd.	275,600	1,143,449	0.1%
	TECHNO ASSOCIE Co., Ltd.	56,800	561,338	0.0%
	Techno Ryowa, Ltd.	69,390	408,073	0.0%
	Teikoku Electric Manufacturing Co., Ltd.	89,400	774,319	0.0%
	Teikoku Sen-I Co., Ltd.	102,100	1,453,481	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	218,926	0.0%
	Toa Corp.	1,103,000	1,783,099	0.1%
	TOA ROAD Corp.	266,000	1,031,936	0.0%
#*	Tobishima Corp.	1,155,500	1,990,710	0.1%
	Tocalo Co., Ltd.	82,300	1,922,745	0.1%
	Toda Corp.	1,179,000	5,410,944	0.2%
	Toenec Corp.	212,000	1,317,226	0.1%
	Togami Electric Manufacturing Co., Ltd.	14,000	57,150	0.0%
#	TOKAI Holdings Corp.	528,400	2,149,406	0.1%
	Tokai Lease Co., Ltd.	154,000	294,465	0.0%
	Tokyo Energy & Systems, Inc.	139,000	1,415,494	0.1%
#	Tokyo Keiki, Inc.	354,000	764,882	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	256,000	158,956	0.0%
#	Tokyo Sangyo Co., Ltd.	81,000	333,210	0.0%
	Toli Corp.	261,000	698,717	0.0%
	Tomoe Corp.	152,000	521,851	0.0%
	Tomoe Engineering Co., Ltd.	37,200	506,050	0.0%
	Tonami Holdings Co., Ltd.	322,000	1,026,656	0.0%
	Toppan Forms Co., Ltd.	298,500	4,109,557	0.2%
#	Torishima Pump Manufacturing Co., Ltd.	117,100	913,763	0.0%
	Toshiba Machine Co., Ltd.	663,000	3,036,764	0.1%
	Toshiba Plant Systems & Services Corp.	246,150	2,997,400	0.1%
#	Tosho Printing Co., Ltd.	236,000	795,021	0.0%
	Totetsu Kogyo Co., Ltd.	145,100	3,003,033	0.1%
	Toyo Construction Co., Ltd.	377,100	1,419,512	0.1%
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	207,000	742,994	0.0%
#	Toyo Engineering Corp.	689,400	1,637,544	0.1%
	Toyo Machinery & Metal Co., Ltd.	87,400	371,027	0.0%
	Toyo Tanso Co., Ltd.	67,000	1,116,057	0.0%
#	Toyo Wharf & Warehouse Co., Ltd.	340,000	580,458	0.0%
	Trancom Co., Ltd.	42,400	2,315,030	0.1%
	Trinity Industrial Corp.	19,000	71,054	0.0%
	Trusco Nakayama Corp.	112,700	3,832,635	0.2%
	Trust Tech, Inc.	19,200	363,998	0.0%
	Tsubakimoto Chain Co.	845,700	8,261,222	0.3%
	Tsubakimoto Kogyo Co., Ltd.	117,000	366,860	0.0%
#*	Tsudakoma Corp.	294,000	348,043	0.0%
	Tsugami Corp.	395,000	2,173,158	0.1%
	Tsukishima Kikai Co., Ltd.	129,500	1,375,258	0.1%
20

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Tsurumi Manufacturing Co., Ltd.	92,200	$1,457,700	0.1%
	TTK Co., Ltd.	62,000	250,344	0.0%
	Uchida Yoko Co., Ltd.	322,000	1,157,267	0.1%
#	Ueki Corp.	354,000	713,546	0.0%
	Union Tool Co.	49,200	1,580,415	0.1%
	Ushio, Inc.	334,700	4,356,662	0.2%
	Utoc Corp.	98,700	440,393	0.0%
#	Wakachiku Construction Co., Ltd.	1,141,000	1,630,737	0.1%
	Wakita & Co., Ltd.	219,800	2,240,685	0.1%
	Weathernews, Inc.	36,800	1,161,291	0.1%
#	Yahagi Construction Co., Ltd.	159,400	1,128,956	0.0%
	YAMABIKO Corp.	46,082	2,107,451	0.1%
	Yamato Corp.	82,000	278,046	0.0%
	Yamaura Corp.	16,200	66,069	0.0%
	Yamazen Corp.	296,900	2,708,416	0.1%
	Yasuda Logistics Corp.	97,300	802,505	0.0%
	Yokogawa Bridge Holdings Corp.	177,600	1,769,853	0.1%
	Yondenko Corp.	128,800	463,815	0.0%
	Yuasa Trading Co., Ltd.	105,000	2,511,164	0.1%
	Yuken Kogyo Co., Ltd.	196,000	433,618	0.0%
#	Yumeshin Holdings Co., Ltd.	142,600	909,226	0.0%
	Yurtec Corp.	249,000	1,800,050	0.1%
	Yusen Logistics Co., Ltd.	109,500	1,270,996	0.1%
#	Zuiko Corp.	18,300	630,814	0.0%
Total Industrials			766,634,673	28.6%

Information Technology — (10.4%)
#	A&D Co., Ltd.	120,200	499,355	0.0%
	Advantest Corp.	63,900	664,405	0.0%
#	Ai Holdings Corp.	248,300	4,388,037	0.2%
	Aichi Tokei Denki Co., Ltd.	187,000	541,273	0.0%
#	Aiphone Co., Ltd.	79,000	1,411,642	0.1%
#*	Allied Telesis Holdings K.K.	470,700	288,517	0.0%
	Alpha Systems, Inc.	32,560	521,428	0.0%
	Amano Corp.	374,300	4,891,531	0.2%
	Anritsu Corp.	857,300	5,779,238	0.2%
#	AOI Electronics Co., Ltd.	26,900	1,082,989	0.1%
	Argo Graphics, Inc.	22,600	365,411	0.0%
	Arisawa Manufacturing Co., Ltd.	192,200	1,422,453	0.1%
	Asahi Net, Inc.	59,600	255,578	0.0%
	Axell Corp.	47,500	663,156	0.0%
	Azbil Corp.	182,300	4,713,638	0.2%
#	Bit-isle, Inc.	123,600	488,495	0.0%
	Broadleaf Co., Ltd.	118,700	1,597,340	0.1%
	CAC Holdings Corp.	50,500	462,632	0.0%
	Canon Electronics, Inc.	132,000	2,580,143	0.1%
	Capcom Co., Ltd.	294,600	5,703,159	0.2%
	Chino Corp.	37,100	373,898	0.0%
#	CMK Corp.	260,100	681,189	0.0%
	Computer Engineering & Consulting, Ltd.	74,200	713,158	0.0%
	CONEXIO Corp.	125,900	1,364,771	0.1%
#	COOKPAD, Inc.	287,400	5,210,982	0.2%

21

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Cresco, Ltd.	26,500	$396,179	0.0%
#	CROOZ, Inc.	32,400	1,235,125	0.1%
#	Dai-ichi Seiko Co., Ltd.	55,600	920,582	0.0%
#	Daishinku Corp.	188,000	458,756	0.0%
	Daito Electron Co., Ltd.	5,900	44,082	0.0%
	Daiwabo Holdings Co., Ltd.	1,186,000	2,355,081	0.1%
	Denki Kogyo Co., Ltd.	251,000	1,198,251	0.1%
	DKK-Toa Corp.	38,200	181,920	0.0%
	DTS Corp.	122,000	2,753,591	0.1%
	Eizo Corp.	109,700	2,521,981	0.1%
	Elecom Co., Ltd.	50,700	1,244,770	0.1%
	Elematec Corp.	54,171	1,300,875	0.1%
#	EM Systems Co., Ltd.	18,500	335,966	0.0%
	Enplas Corp.	57,000	2,317,574	0.1%
	ESPEC Corp.	98,400	1,125,008	0.1%
#	Excel Co., Ltd.	49,300	563,735	0.0%
#	F@N Communications, Inc.	192,800	1,426,000	0.1%
	Faith, Inc.	27,910	352,822	0.0%
#*	FDK Corp.	601,000	691,733	0.0%
	Ferrotec Corp.	174,000	1,224,883	0.1%
	Fuji Soft, Inc.	116,600	2,373,354	0.1%
	Fujitsu Frontech, Ltd.	75,300	1,075,362	0.1%
	Furuno Electric Co., Ltd.	137,500	1,022,004	0.0%
	Furuya Metal Co., Ltd.	11,800	248,299	0.0%
	Future Architect, Inc.	129,200	844,045	0.0%
	GMO internet, Inc.	401,700	5,385,593	0.2%
	GMO Payment Gateway, Inc.	98,500	3,179,579	0.1%
#	Gree, Inc.	672,200	3,925,447	0.2%
	Gurunavi, Inc.	172,800	2,840,341	0.1%
	Hakuto Co., Ltd.	84,500	1,035,031	0.0%
	Hioki EE Corp.	45,700	955,294	0.0%
#	Hitachi Kokusai Electric, Inc.	332,500	5,051,050	0.2%
#	Hochiki Corp.	143,000	1,047,266	0.0%
#	Hokuriku Electric Industry Co., Ltd.	482,000	705,349	0.0%
	Horiba, Ltd.	212,650	8,637,949	0.3%
#	Hosiden Corp.	257,000	1,573,062	0.1%
	I-Net Corp.	53,900	500,977	0.0%
	Icom, Inc.	46,600	1,173,581	0.1%
#	Ikegami Tsushinki Co., Ltd.	309,000	446,394	0.0%
	Imagica Robot Holdings, Inc.	53,800	244,796	0.0%
	Ines Corp.	196,600	2,190,322	0.1%
	Infocom Corp.	80,400	839,542	0.0%
	Information Services International-Dentsu, Ltd.	75,900	851,262	0.0%
	Innotech Corp.	93,000	368,878	0.0%
	Internet Initiative Japan, Inc.	191,600	3,364,801	0.1%
	Iriso Electronics Co., Ltd.	50,500	3,578,962	0.1%
	IT Holdings Corp.	505,101	10,726,609	0.4%
	Itfor, Inc.	56,300	219,032	0.0%
*	Iwatsu Electric Co., Ltd.	500,000	383,605	0.0%
	Japan Digital Laboratory Co., Ltd.	93,600	1,307,767	0.1%
*	Japan Material Co., Ltd.	1,300	18,399	0.0%
	Japan Radio Co., Ltd.	326,000	1,123,730	0.1%

22

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Jastec Co., Ltd.	37,800	$326,900	0.0%
#	JBCC Holdings, Inc.	87,500	570,563	0.0%
*	Justsystems Corp.	160,600	1,040,235	0.0%
#	Kaga Electronics Co., Ltd.	113,100	1,466,246	0.1%
	Kanematsu Electronics, Ltd.	72,000	1,193,632	0.1%
#*	KLab, Inc.	191,400	2,792,808	0.1%
	Koa Corp.	194,100	2,086,054	0.1%
	Kyoden Co., Ltd.	1,300	2,027	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	279,000	857,714	0.0%
	Kyowa Electronics Instruments Co., Ltd.	135,100	560,325	0.0%
#	LAC Co., Ltd.	82,700	1,149,883	0.1%
	Lasertec Corp.	28,700	396,586	0.0%
#*	Livesense, Inc.	62,000	321,101	0.0%
#*	Macnica Fuji Electronics Holdings, Inc.	198,950	2,457,919	0.1%
	Marubun Corp.	95,700	752,879	0.0%
	Maruwa Co., Ltd.	52,300	1,105,462	0.1%
#	Marvelous, Inc.	196,300	2,466,382	0.1%
	Megachips Corp.	122,000	1,515,901	0.1%
*	Meiko Electronics Co., Ltd.	111,800	322,429	0.0%
#	Melco Holdings, Inc.	75,500	1,425,404	0.1%
#	Micronics Japan Co., Ltd.	83,500	1,918,986	0.1%
	Mimasu Semiconductor Industry Co., Ltd.	101,981	1,025,488	0.0%
	Miraial Co., Ltd.	29,800	336,235	0.0%
	Miroku Jyoho Service Co., Ltd.	96,700	623,807	0.0%
	Mitsubishi Research Institute, Inc.	32,600	777,575	0.0%
	Mitsui High-Tec, Inc.	150,700	1,051,641	0.0%
#	Mitsumi Electric Co., Ltd.	389,300	2,639,709	0.1%
	Mobile Create Co., Ltd.	2,800	17,662	0.0%
#	MTI, Ltd.	168,800	1,107,398	0.1%
#	Mutoh Holdings Co., Ltd.	126,000	391,006	0.0%
	Nagano Keiki Co., Ltd.	5,500	36,203	0.0%
#	Nakayo, Inc.	396,000	1,167,589	0.1%
	NEC Networks & System Integration Corp.	136,600	2,980,720	0.1%
	NET One Systems Co., Ltd.	525,900	3,691,906	0.1%
*	New Japan Radio Co., Ltd.	96,000	569,274	0.0%
	Nichicon Corp.	324,600	2,639,569	0.1%
	NIFTY Corp.	46,100	557,026	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	102,700	766,373	0.0%
	Nihon Unisys, Ltd.	346,175	3,554,289	0.1%
#	Nippon Ceramic Co., Ltd.	62,200	865,432	0.0%
	Nippon Chemi-Con Corp.	950,000	2,859,498	0.1%
#	Nippon Kodoshi Corp.	25,000	254,176	0.0%
	Nippon Signal Co., Ltd.	310,600	3,408,278	0.1%
	Nippon Systemware Co., Ltd.	29,400	243,503	0.0%
	Nohmi Bosai, Ltd.	132,600	1,580,840	0.1%
	Noritsu Koki Co., Ltd.	76,800	441,430	0.0%
	NS Solutions Corp.	100,300	3,316,525	0.1%
	NSD Co., Ltd.	155,080	2,049,436	0.1%
#	NuFlare Technology, Inc.	18,500	800,278	0.0%
#	Ohara, Inc.	47,600	242,118	0.0%
#*	Oizumi Corp.	28,500	179,814	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	254,774	0.0%

23

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Oki Electric Industry Co., Ltd.	4,751,000	$9,967,332	0.4%
	ONO Sokki Co., Ltd.	58,400	475,692	0.0%
	Optex Co., Ltd.	63,900	1,319,499	0.1%
#	Origin Electric Co., Ltd.	173,000	627,102	0.0%
#	Osaki Electric Co., Ltd.	168,000	923,018	0.0%
	Panasonic Industrial Devices SUNX Co., Ltd.	111,600	760,740	0.0%
	Panasonic Information Systems Co., Ltd.	15,400	528,727	0.0%
	PCA Corp.	2,500	31,205	0.0%
	Riken Keiki Co., Ltd.	76,100	870,752	0.0%
	Riso Kagaku Corp.	180,600	3,416,070	0.1%
	Roland DG Corp.	49,900	1,407,624	0.1%
	Ryoden Trading Co., Ltd.	174,000	1,389,445	0.1%
	Ryosan Co., Ltd.	184,300	4,843,389	0.2%
	Ryoyo Electro Corp.	104,300	1,344,132	0.1%
	Sanken Electric Co., Ltd.	673,000	4,158,302	0.2%
	Sanshin Electronics Co., Ltd.	149,900	1,533,971	0.1%
	Satori Electric Co., Ltd.	85,880	617,846	0.0%
	Saxa Holdings, Inc.	298,000	566,320	0.0%
	SCREEN Holdings Co., Ltd.	980,000	6,167,344	0.2%
	Shibaura Electronics Co., Ltd.	26,200	436,812	0.0%
#	Shibaura Mechatronics Corp.	200,000	465,412	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	433,000	2,166,769	0.1%
#*	Shinkawa, Ltd.	57,300	508,653	0.0%
	Shinko Electric Industries Co., Ltd.	427,400	3,081,771	0.1%
	Shinko Shoji Co., Ltd.	121,700	1,287,356	0.1%
	Shizuki Electric Co., Inc.	100,000	563,812	0.0%
#	Siix Corp.	92,900	2,435,648	0.1%
	SMK Corp.	360,000	1,444,688	0.1%
#	SMS Co., Ltd.	150,200	1,991,766	0.1%
#	Softbank Technology Corp.	30,300	351,177	0.0%
*	Softbrain Co., Ltd.	161,300	240,837	0.0%
*	Sourcenext Corp.	2,100	11,968	0.0%
	SRA Holdings	47,500	884,487	0.0%
#	Sumida Corp.	107,549	811,811	0.0%
	Sun-Wa Technos Corp.	35,100	400,039	0.0%
	Systena Corp.	116,600	999,708	0.0%
#	Tabuchi Electric Co., Ltd.	145,100	1,350,581	0.1%
	Tachibana Eletech Co., Ltd.	83,160	968,860	0.0%
#	Taiyo Yuden Co., Ltd.	642,700	9,008,918	0.3%
	Tamura Corp.	447,000	1,783,459	0.1%
#*	Teac Corp.	427,000	163,940	0.0%
	Teikoku Tsushin Kogyo Co., Ltd.	198,000	371,941	0.0%
	TKC Corp.	104,700	2,972,253	0.1%
	Toko, Inc.	208,000	567,938	0.0%
#	Tokyo Electron Device, Ltd.	37,200	513,163	0.0%
	Tokyo Seimitsu Co., Ltd.	231,900	5,081,057	0.2%
	Tomen Devices Corp.	2,400	41,668	0.0%
	Tose Co., Ltd.	22,100	158,093	0.0%
	Toshiba TEC Corp.	509,000	2,753,900	0.1%
#	Toukei Computer Co., Ltd.	26,010	428,029	0.0%
	Towa Corp.	124,500	990,817	0.0%
	Toyo Corp.	131,600	1,107,510	0.1%

24

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Transcosmos, Inc.	152,100	$4,045,911	0.2%
	UKC Holdings Corp.	64,900	1,388,110	0.1%
	Ulvac, Inc.	249,600	3,841,194	0.2%
	Uniden Corp.	366,000	699,107	0.0%
#*	UT Holdings Co., Ltd.	189,500	940,688	0.0%
#	Vitec Co., Ltd.	34,300	376,287	0.0%
#	Wacom Co., Ltd.	907,100	3,290,561	0.1%
#	Wellnet Corp.	19,100	455,313	0.0%
	Y A C Co., Ltd.	31,000	253,943	0.0%
	Yamaichi Electronics Co., Ltd.	120,500	1,297,960	0.1%
	Yashima Denki Co., Ltd.	25,600	124,817	0.0%
	Yokowo Co., Ltd.	86,200	511,275	0.0%
	Zappallas, Inc.	55,900	267,508	0.0%
	Zuken, Inc.	64,400	639,870	0.0%
Total Information Technology			307,135,917	11.5%

Materials — (10.1%)
	Achilles Corp.	909,000	1,164,895	0.0%
	ADEKA Corp.	523,000	7,253,315	0.3%
#	Agro-Kanesho Co., Ltd.	31,900	238,078	0.0%
	Aichi Steel Corp.	673,000	3,007,145	0.1%
	Alconix Corp.	50,900	848,943	0.0%
	Arakawa Chemical Industries, Ltd.	86,300	1,055,223	0.0%
#	Araya Industrial Co., Ltd.	268,000	396,469	0.0%
	Asahi Holdings, Inc.	155,550	2,648,428	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	412,000	867,231	0.0%
	Asahi Printing Co., Ltd.	800	14,408	0.0%
	C Uyemura & Co., Ltd.	22,800	1,224,860	0.1%
	Carlit Holdings Co., Ltd.	71,700	362,351	0.0%
#	Chuetsu Pulp & Paper Co., Ltd.	552,000	1,048,536	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	240,243	0.0%
	Chugoku Marine Paints, Ltd.	345,000	2,561,910	0.1%
	Dai Nippon Toryo Co., Ltd.	740,000	1,111,371	0.0%
	Daido Steel Co., Ltd.	585,000	2,436,807	0.1%
	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	17,600	534,044	0.0%
	Daiken Corp.	390,000	983,923	0.0%
	Daiki Aluminium Industry Co., Ltd.	153,000	495,327	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	408,000	2,053,772	0.1%
	Daio Paper Corp.	523,500	5,260,633	0.2%
	Daiso Co., Ltd.	424,000	1,529,622	0.1%
#	DC Co., Ltd.	110,700	397,621	0.0%
	Denki Kagaku Kogyo K.K.	1,678,000	7,456,245	0.3%
#	DKS Co., Ltd.	207,000	608,174	0.0%
	Dynapac Co., Ltd.	25,000	58,721	0.0%
#	FP Corp.	148,000	5,388,572	0.2%
#	Fuji Seal International, Inc.	141,200	4,162,880	0.2%
	Fujikura Kasei Co., Ltd.	145,500	688,565	0.0%
	Fujimi, Inc.	91,800	1,380,926	0.1%
	Fujimori Kogyo Co., Ltd.	75,000	2,266,154	0.1%
#	Fumakilla, Ltd.	68,000	363,827	0.0%
	Fuso Chemical Co., Ltd.	39,600	497,480	0.0%
	Godo Steel, Ltd.	874,000	1,629,216	0.1%

25

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Gun-Ei Chemical Industry Co., Ltd.	286,000	$777,278	0.0%
	Harima Chemicals Group, Inc.	73,300	295,786	0.0%
	Hodogaya Chemical Co., Ltd.	339,000	511,647	0.0%
	Hokkan Holdings, Ltd.	275,000	671,862	0.0%
	Hokko Chemical Industry Co., Ltd.	104,000	438,226	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	857,799	4,737,657	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	160,499	0.0%
#	Ihara Chemical Industry Co., Ltd.	199,100	2,428,659	0.1%
	Ise Chemical Corp.	81,000	469,922	0.0%
*	Ishihara Sangyo Kaisha, Ltd.	1,911,500	1,934,301	0.1%
#*	Ishizuka Glass Co., Ltd.	119,000	220,362	0.0%
	JCU Corp.	27,200	1,130,839	0.0%
	JSP Corp.	71,600	1,153,019	0.0%
	Kanto Denka Kogyo Co., Ltd.	250,000	1,681,568	0.1%
	Katakura Chikkarin Co., Ltd.	43,000	108,735	0.0%
#	Kawakin Holdings Co., Ltd.	11,000	40,271	0.0%
#	Kawasaki Kasei Chemicals, Ltd.	84,000	117,285	0.0%
#	Kimoto Co., Ltd.	228,000	526,910	0.0%
	Koatsu Gas Kogyo Co., Ltd.	158,493	819,114	0.0%
#	Kogi Corp.	55,000	95,032	0.0%
	Kohsoku Corp.	60,200	440,052	0.0%
	Konishi Co., Ltd.	89,700	1,696,808	0.1%
	Krosaki Harima Corp.	270,000	581,705	0.0%
#	Kumiai Chemical Industry Co., Ltd.	54,400	425,342	0.0%
#	Kureha Corp.	764,500	3,004,180	0.1%
	Kurimoto, Ltd.	682,000	1,409,700	0.1%
#	Kyoei Steel, Ltd.	106,200	1,962,391	0.1%
	Kyowa Leather Cloth Co., Ltd.	43,500	347,194	0.0%
	Lintec Corp.	303,800	6,946,445	0.3%
#	MEC Co., Ltd.	95,800	711,669	0.0%
	Mitani Sekisan Co., Ltd.	24,000	335,996	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,679,000	1,263,943	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	849,000	1,839,956	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,568,000	9,657,699	0.4%
#	MORESCO Corp.	39,700	729,297	0.0%
	Mory Industries, Inc.	152,000	494,949	0.0%
*	Nakayama Steel Works, Ltd.	845,000	613,314	0.0%
	Neturen Co., Ltd.	166,900	1,203,242	0.0%
#*	New Japan Chemical Co., Ltd.	182,300	355,614	0.0%
	Nichia Steel Works, Ltd.	164,900	416,174	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	71,000	516,887	0.0%
#	Nihon Nohyaku Co., Ltd.	260,400	2,524,572	0.1%
	Nihon Parkerizing Co., Ltd.	539,900	5,476,450	0.2%
	Nihon Yamamura Glass Co., Ltd.	489,000	755,349	0.0%
	Nippon Carbide Industries Co., Inc.	434,000	782,902	0.0%
#	Nippon Chemical Industrial Co., Ltd.	477,000	914,997	0.0%
	Nippon Chutetsukan K.K.	113,000	209,520	0.0%
#	Nippon Concrete Industries Co., Ltd.	203,100	800,877	0.0%
	Nippon Denko Co., Ltd.	673,414	1,565,989	0.1%
	Nippon Fine Chemical Co., Ltd.	83,200	641,810	0.0%
	Nippon Kasei Chemical Co., Ltd.	192,000	236,686	0.0%
	Nippon Kayaku Co., Ltd.	198,000	2,134,689	0.1%

26

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	Nippon Kinzoku Co., Ltd.	293,000	$373,699	0.0%
#	Nippon Koshuha Steel Co., Ltd.	460,000	432,477	0.0%
	Nippon Light Metal Holdings Co., Ltd.	3,227,300	5,554,396	0.2%
	Nippon Paper Industries Co., Ltd.	62,500	1,094,686	0.0%
	Nippon Pillar Packing Co., Ltd.	116,800	1,045,816	0.0%
	Nippon Soda Co., Ltd.	871,000	5,598,530	0.2%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	287,000	1,948,420	0.1%
	Nippon Valqua Industries, Ltd.	489,000	1,321,891	0.1%
#*	Nippon Yakin Kogyo Co., Ltd.	831,300	1,561,520	0.1%
	Nisshin Steel Co., Ltd.	582,592	7,218,340	0.3%
#	Nitta Gelatin, Inc.	37,900	228,562	0.0%
	Nittetsu Mining Co., Ltd.	364,000	1,780,687	0.1%
#	Nitto FC Co., Ltd.	63,800	411,192	0.0%
	NOF Corp.	870,000	6,979,725	0.3%
	Okamoto Industries, Inc.	405,000	1,514,290	0.1%
	Okura Industrial Co., Ltd.	296,000	833,768	0.0%
	Osaka Organic Chemical Industry, Ltd.	66,000	327,457	0.0%
	Osaka Steel Co., Ltd.	83,300	1,549,731	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	113,100	3,034,259	0.1%
#*	Pacific Metals Co., Ltd.	924,000	2,805,861	0.1%
#	Pack Corp. (The)	79,600	1,590,450	0.1%
#*	Rasa Industries, Ltd.	480,000	583,599	0.0%
#	Rengo Co., Ltd.	1,328,000	5,503,522	0.2%
	Riken Technos Corp.	212,600	852,917	0.0%
	Sakai Chemical Industry Co., Ltd.	570,000	2,042,107	0.1%
	Sakata INX Corp.	235,200	2,078,230	0.1%
	Sanyo Chemical Industries, Ltd.	349,000	2,452,439	0.1%
	Sanyo Special Steel Co., Ltd.	650,300	3,031,270	0.1%
	Sekisui Plastics Co., Ltd.	268,000	982,170	0.0%
	Shikoku Chemicals Corp.	232,000	1,996,572	0.1%
	Shin-Etsu Polymer Co., Ltd.	190,300	905,207	0.0%
	Shinagawa Refractories Co., Ltd.	250,000	593,675	0.0%
#	Shinko Wire Co., Ltd.	184,000	256,660	0.0%
	Stella Chemifa Corp.	54,300	576,454	0.0%
	Sumitomo Bakelite Co., Ltd.	1,225,000	5,549,421	0.2%
	Sumitomo Osaka Cement Co., Ltd.	2,652,000	9,808,772	0.4%
	Sumitomo Seika Chemicals Co., Ltd.	279,000	1,832,353	0.1%
	T Hasegawa Co., Ltd.	130,600	1,893,763	0.1%
#	T&K Toka Co., Ltd.	39,400	730,756	0.0%
#	Taisei Lamick Co., Ltd.	28,800	674,714	0.0%
	Taiyo Holdings Co., Ltd.	102,100	4,267,828	0.2%
	Takasago International Corp.	436,000	1,821,745	0.1%
	Takiron Co., Ltd.	295,000	1,309,726	0.1%
*	Tanaka Chemical Corp.	1,100	5,022	0.0%
	Tayca Corp.	164,000	657,367	0.0%
	Tenma Corp.	79,600	1,369,461	0.1%
	Toagosei Co., Ltd.	658,000	5,483,168	0.2%
#	Toda Kogyo Corp.	219,000	602,511	0.0%
	Toho Zinc Co., Ltd.	800,000	2,505,525	0.1%
	Tokai Carbon Co., Ltd.	1,289,000	4,040,806	0.2%
	Tokushu Tokai Paper Co., Ltd.	564,580	1,410,582	0.1%
#*	Tokuyama Corp.	2,159,000	4,157,197	0.2%

27

The Japanese Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Tokyo Ohka Kogyo Co., Ltd.	143,200	$4,062,341	0.2%
#* Tokyo Rope Manufacturing Co., Ltd.	658,000	1,215,143	0.1%
Tokyo Steel Manufacturing Co., Ltd.	636,400	4,681,765	0.2%
Tokyo Tekko Co., Ltd.	251,000	1,275,543	0.1%
# Tomoegawa Co., Ltd.	125,000	254,250	0.0%
Tomoku Co., Ltd.	335,000	769,320	0.0%
Topy Industries, Ltd.	1,142,000	2,918,314	0.1%
Toyo Ink SC Holdings Co., Ltd.	1,157,000	4,635,531	0.2%
Toyo Kohan Co., Ltd.	286,000	1,419,072	0.1%
Toyobo Co., Ltd.	5,776,000	9,200,309	0.3%
TYK Corp.	138,000	248,212	0.0%
UACJ Corp.	1,486,415	3,777,153	0.1%
Ube Industries, Ltd.	5,257,000	9,916,651	0.4%
Wood One Co., Ltd.	164,000	379,054	0.0%
Yamato Kogyo Co., Ltd.	100,900	2,356,834	0.1%
Yodogawa Steel Works, Ltd.	723,500	3,155,436	0.1%
Yotai Refractories Co., Ltd.	8,000	24,242	0.0%
Yuki Gosei Kogyo Co., Ltd.	64,000	144,235	0.0%
Yushiro Chemical Industry Co., Ltd.	61,400	730,775	0.0%
Total Materials		299,896,761	11.2%

Telecommunication Services — (0.1%)
#* Japan Communications, Inc.	764,900	2,594,113	0.1%
Okinawa Cellular Telephone Co.	43,200	1,260,630	0.0%
Total Telecommunication Services		3,854,743	0.1%

Utilities — (0.6%)
Hiroshima Gas Co., Ltd.	6,500	26,075	0.0%
* Hokkaido Electric Power Co., Inc.	479,200	5,436,145	0.2%
# Hokkaido Gas Co., Ltd.	262,000	624,994	0.0%
Hokuriku Gas Co., Ltd.	99,000	233,681	0.0%
K&O Energy Group, Inc.	75,300	1,183,432	0.1%
# Kyoei Sangyo Co., Ltd.	97,000	164,140	0.0%
# Okinawa Electric Power Co., Inc. (The)	138,756	3,471,660	0.1%
Saibu Gas Co., Ltd.	1,831,000	4,368,974	0.2%
Shizuoka Gas Co., Ltd.	298,400	2,082,454	0.1%
Total Utilities		17,591,555	0.7%
TOTAL COMMON STOCKS		2,666,127,922	99.5%

SECURITIES LENDING COLLATERAL — (10.0%)
§@ DFA Short Term Investment Fund	25,634,706	296,593,546	11.0%
TOTAL INVESTMENTS — (100.0%) (Cost $2,679,150,348)^		$2,962,721,468	110.5%

28

The Japanese Small Company Series
continued

Summary of the Series' investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$540,457,079	—	$540,457,079
Consumer Staples	$2,134,933	255,228,738	—	257,363,671
Energy	—	28,677,981	—	28,677,981
Financials	—	319,855,910	—	319,855,910
Health Care	—	124,659,632	—	124,659,632
Industrials	—	766,634,673	—	766,634,673
Information Technology	2,457,919	304,677,998	—	307,135,917
Materials	—	299,896,761	—	299,896,761
Telecommunication Services	—	3,854,743	—	3,854,743
Utilities	—	17,591,555	—	17,591,555
Securities Lending Collateral	—	296,593,546	—	296,593,546
TOTAL	$4,592,852	$2,958,128,616	—	$2,962,721,468

29

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (83.0%)
AUSTRALIA — (40.3%)
*	AAT Corp., Ltd.	99	$—	0.0%
#*	ABM Resources NL	325,867	62,936	0.0%
#	Acrux, Ltd.	660,428	432,827	0.0%
	Adelaide Brighton, Ltd.	3,668,074	12,180,435	0.9%
*	Aditya Birla Minerals, Ltd.	716,699	122,122	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	784,170	1,553,128	0.1%
#*	AJ Lucas Group, Ltd.	152,343	45,660	0.0%
#*	Alkane Resources, Ltd.	1,219,715	259,262	0.0%
*	Alliance Resources, Ltd.	125,819	7,966	0.0%
#	ALS, Ltd.	867,399	3,908,867	0.3%
	Altium, Ltd.	222,654	760,221	0.1%
	Altona Mining, Ltd.	1,108,169	119,157	0.0%
	Alumina, Ltd.	232,841	274,077	0.0%
	AMA Group, Ltd.	18,658	8,641	0.0%
	Amalgamated Holdings, Ltd.	464,620	4,495,336	0.3%
	Ansell, Ltd.	528,919	9,812,022	0.8%
#*	Antares Energy, Ltd.	745,071	57,431	0.0%
#	AP Eagers, Ltd.	234,655	1,693,673	0.1%
*	APN News & Media, Ltd.	4,904,331	2,678,751	0.2%
#*	Aquarius Platinum, Ltd.	4,962,517	535,416	0.1%
	ARB Corp., Ltd.	472,048	4,741,397	0.4%
	Ardent Leisure Group	91,645	153,262	0.0%
	Aristocrat Leisure, Ltd.	2,730,539	16,101,680	1.2%
#	Arrium, Ltd.	17,951,296	1,873,326	0.2%
*	ASG Group, Ltd.	898,212	629,651	0.1%
*	Atlantic, Ltd.	21,276	538	0.0%
#	Atlas Iron, Ltd.	5,890,007	545,332	0.1%
*	Aurelia Metals, Ltd.	104,200	17,285	0.0%
#	Ausdrill, Ltd.	1,723,145	518,029	0.0%
#*	Ausenco, Ltd.	448,418	86,698	0.0%
#	Austal, Ltd.	1,148,615	1,631,925	0.1%
#	Austbrokers Holdings, Ltd.	242,519	1,688,604	0.1%
*	Austin Engineering, Ltd.	275,315	111,370	0.0%
#*	Australian Agricultural Co., Ltd.	2,385,475	2,271,058	0.2%
	Australian Pharmaceutical Industries, Ltd.	2,403,274	2,776,855	0.2%
	Australian Vintage, Ltd.	3,979,004	1,119,322	0.1%
	Auswide Bank, Ltd.	88,869	346,341	0.0%
	Automotive Holdings Group, Ltd.	1,464,387	4,503,810	0.4%
*	Avanco Resources, Ltd.	2,444,368	131,907	0.0%
	AVJennings, Ltd.	7,051,385	3,510,557	0.3%
*	AWE, Ltd.	3,356,993	3,133,668	0.2%
#*	Bandanna Energy, Ltd.	337,935	4,107	0.0%
	Bank of Queensland, Ltd.	40,228	396,354	0.0%
#	BC Iron, Ltd.	1,007,619	226,879	0.0%
#	Beach Energy, Ltd.	9,180,505	7,433,379	0.6%
#	Beadell Resources, Ltd.	2,424,377	348,932	0.0%
#	Bega Cheese, Ltd.	514,153	1,714,846	0.1%
*	Billabong International, Ltd.	3,784,843	1,674,277	0.1%
	Blackmores, Ltd.	81,784	4,744,489	0.4%
	BlueScope Steel, Ltd.	2,315,186	5,342,835	0.4%

1

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	Boart Longyear, Ltd.	2,658,836	$225,722	0.0%
*	Boom Logistics, Ltd.	986,820	91,360	0.0%
	Boral, Ltd.	38,517	173,514	0.0%
	Bradken, Ltd.	1,242,062	1,373,648	0.1%
#	Breville Group, Ltd.	765,489	3,666,710	0.3%
	Brickworks, Ltd.	174,972	1,862,420	0.2%
	BT Investment Management, Ltd.	580,053	3,783,479	0.3%
#*	Buccaneer Energy, Ltd.	3,283,586	3,800	0.0%
*	Bunuru Corp., Ltd.	9	—	0.0%
#*	Buru Energy, Ltd.	316,943	91,819	0.0%
#	Cabcharge Australia, Ltd.	863,423	2,436,798	0.2%
	Cape Lambert Resources, Ltd.	726,958	14,605	0.0%
*	Capral, Ltd.	58,499	6,273	0.0%
#	Cardno, Ltd.	1,091,060	2,720,115	0.2%
*	Carnarvon Petroleum, Ltd.	5,095,141	451,985	0.0%
*	Carnegie Wave Energy, Ltd.	563,165	19,570	0.0%
#	carsales.com, Ltd.	1,702,940	13,362,007	1.0%
#	Cash Converters International, Ltd.	2,245,870	1,212,800	0.1%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	323,002	1,310,581	0.1%
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	106,765	0.0%
	Cochlear, Ltd.	6,693	413,617	0.0%
	Codan, Ltd.	400,153	354,869	0.0%
*	Coffey International, Ltd.	814,052	88,205	0.0%
#	Collection House, Ltd.	1,978,935	3,407,903	0.3%
	Collins Foods, Ltd.	289,927	666,198	0.1%
*	Cooper Energy, Ltd.	336,842	63,700	0.0%
#	Corporate Travel Management, Ltd.	215,271	1,711,734	0.1%
#	Coventry Group, Ltd.	144,778	167,647	0.0%
#	Credit Corp. Group, Ltd.	107,224	1,006,876	0.1%
#	CSG, Ltd.	789,834	972,099	0.1%
	CSR, Ltd.	3,350,138	9,397,227	0.7%
#*	Cudeco, Ltd.	387,893	508,774	0.0%
*	Cue Energy Resources, Ltd.	1,378,665	80,857	0.0%
	Data#3, Ltd.	556,711	339,211	0.0%
#	Decmil Group, Ltd.	867,988	776,899	0.1%
*	Devine, Ltd.	483,266	234,688	0.0%
#	Dick Smith Holdings, Ltd.	91,564	146,719	0.0%
	Domino's Pizza Enterprises, Ltd.	286,872	7,877,842	0.6%
	Downer EDI, Ltd.	2,910,872	10,714,164	0.8%
#*	Drillsearch Energy, Ltd.	3,348,007	2,672,099	0.2%
	DUET Group	81,551	145,362	0.0%
	DuluxGroup, Ltd.	3,101,823	13,669,733	1.0%
#	DWS, Ltd.	382,927	173,017	0.0%
	Echo Entertainment Group, Ltd.	4,207,608	14,124,522	1.1%
#*	Elders, Ltd.	220,688	587,497	0.1%
*	Emeco Holdings, Ltd.	3,480,007	218,223	0.0%
#*	Energy Resources of Australia, Ltd.	1,156,799	348,427	0.0%
#*	Energy World Corp., Ltd.	4,185,404	1,176,060	0.1%
*	Enero Group, Ltd.	12,387	7,471	0.0%
#	Equity Trustees, Ltd.	16,644	261,472	0.0%

2

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	ERM Power, Ltd.	783,474	$1,402,274	0.1%
	Ethane Pipeline Income Fund	190,260	249,563	0.0%
	Euroz, Ltd.	98,356	75,856	0.0%
#	Evolution Mining, Ltd.	3,808,574	3,400,292	0.3%
	Fairfax Media, Ltd.	14,257,034	8,949,801	0.7%
	Fantastic Holdings, Ltd.	326,291	581,480	0.1%
*	FAR, Ltd.	7,004,291	433,171	0.0%
	Finbar Group, Ltd.	132,219	121,305	0.0%
#	Fleetwood Corp., Ltd.	394,575	416,880	0.0%
#	FlexiGroup, Ltd.	602,740	1,351,841	0.1%
*	Flinders Mines, Ltd.	1	—	0.0%
#*	Focus Minerals, Ltd.	204,357	50,531	0.0%
#	G8 Education, Ltd.	775,072	1,947,904	0.2%
*	Galaxy Resources, Ltd.	193,424	5,356	0.0%
	Gazal Corp., Ltd.	22,520	42,367	0.0%
*	Gindalbie Metals, Ltd.	1,541,314	23,695	0.0%
*	Global Construction Services, Ltd.	4,832	1,827	0.0%
	GrainCorp, Ltd. Class A	1,251,687	8,241,252	0.6%
	Grange Resources, Ltd.	1,724,297	159,059	0.0%
#	Greencross, Ltd.	112,557	498,304	0.0%
*	Greenland Minerals & Energy, Ltd.	266,582	13,351	0.0%
#*	Gryphon Minerals, Ltd.	283,364	13,839	0.0%
#	GUD Holdings, Ltd.	811,568	5,542,620	0.4%
#	GWA Group, Ltd.	1,861,904	3,263,406	0.3%
	Hansen Technologies, Ltd.	94,100	190,260	0.0%
	HFA Holdings, Ltd.	253,134	404,175	0.0%
*	Hillgrove Resources, Ltd.	254,731	44,271	0.0%
#	Hills, Ltd.	1,277,876	449,024	0.0%
*	Horizon Oil, Ltd.	6,691,326	453,186	0.0%
*	Icon Energy, Ltd.	289,487	11,414	0.0%
*	IDM International, Ltd.	23,969	—	0.0%
#	iiNET, Ltd.	1,121,222	8,219,566	0.6%
	Iluka Resources, Ltd.	92,328	546,000	0.1%
#*	Imdex, Ltd.	1,225,370	283,733	0.0%
#	IMF Bentham, Ltd.	674,782	894,812	0.1%
#	Independence Group NL	1,789,170	5,756,128	0.4%
#*	Infigen Energy	2,021,774	498,114	0.0%
#	Infomedia, Ltd.	2,051,811	1,899,039	0.2%
	Integrated Research, Ltd.	327,026	425,669	0.0%
*	Intrepid Mines, Ltd.	331,189	35,751	0.0%
#	Invocare, Ltd.	901,024	8,395,144	0.6%
#	IOOF Holdings, Ltd.	1,900,338	13,159,667	1.0%
#	Iress, Ltd.	1,073,207	8,366,764	0.6%
*	iSelect, Ltd.	62,606	69,556	0.0%
#	JB Hi-Fi, Ltd.	836,109	12,552,600	1.0%
*	Jupiter Mines, Ltd.	405,443	22,288	0.0%
	K&S Corp., Ltd.	256,539	261,421	0.0%
*	Kangaroo Resources, Ltd.	281,470	869	0.0%
#*	Karoon Gas Australia, Ltd.	738,066	1,280,282	0.1%
#*	Kingsgate Consolidated, Ltd.	1,717,937	924,230	0.1%
*	Kingsrose Mining, Ltd.	760,046	164,963	0.0%
*	Lednium, Ltd.	195,019	—	0.0%

3

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	LogiCamms, Ltd.	38,305	$20,079	0.0%
#*	Lonestar Resources, Ltd.	23,123	157,787	0.0%
#*	Lynas Corp., Ltd.	3,390,978	89,101	0.0%
#	M2 Group, Ltd.	1,270,931	10,479,994	0.8%
#	MACA, Ltd.	683,733	399,209	0.0%
*	Macmahon Holdings, Ltd.	6,319,933	321,309	0.0%
	Macquarie Atlas Roads Group	565,764	1,386,440	0.1%
*	Macquarie Telecom Group, Ltd.	35,019	166,260	0.0%
	Magellan Financial Group, Ltd.	466,192	6,242,261	0.5%
	Matrix Composites & Engineering, Ltd.	127,627	45,291	0.0%
*	Maverick Drilling & Exploration, Ltd.	907,264	73,485	0.0%
#	MaxiTRANS Industries, Ltd.	915,613	278,905	0.0%
#*	Mayne Pharma Group, Ltd.	3,767,830	2,856,353	0.2%
	McMillan Shakespeare, Ltd.	427,034	3,979,726	0.3%
#	McPherson's, Ltd.	506,092	220,302	0.0%
#*	Medusa Mining, Ltd.	1,179,362	764,066	0.1%
	Melbourne IT, Ltd.	441,811	569,586	0.1%
#*	Mesoblast, Ltd.	99,585	288,441	0.0%
	Metals X, Ltd.	360,891	383,142	0.0%
#	Metcash, Ltd.	4,871,384	4,144,889	0.3%
	Mincor Resources NL	1,067,643	469,786	0.0%
#*	Mineral Deposits, Ltd.	466,063	306,226	0.0%
#	Mineral Resources, Ltd.	1,168,088	5,938,324	0.5%
#	MMA Offshore, Ltd.	2,189,075	903,232	0.1%
#	Monadelphous Group, Ltd.	687,485	4,958,103	0.4%
*	Morning Star Gold NL	332,749	5,289	0.0%
	Mortgage Choice, Ltd.	680,426	1,205,783	0.1%
#	Mount Gibson Iron, Ltd.	4,484,844	694,188	0.1%
#	Myer Holdings, Ltd.	4,049,548	3,813,216	0.3%
	MyState, Ltd.	169,107	629,895	0.1%
*	Nanosonics, Ltd.	125,464	164,688	0.0%
#	Navitas, Ltd.	1,440,089	4,751,689	0.4%
#*	Nearmap, Ltd.	1,029,484	467,902	0.0%
	New Hope Corp., Ltd.	145,093	211,619	0.0%
*	Newsat, Ltd.	1,680,867	149,140	0.0%
*	NEXTDC, Ltd.	31,442	57,724	0.0%
#	NIB Holdings, Ltd.	2,713,689	7,023,150	0.5%
	Nick Scali, Ltd.	165,818	435,022	0.0%
#*	Noble Mineral Resources, Ltd.	405,717	—	0.0%
#	Northern Star Resources, Ltd.	4,806,957	8,235,142	0.6%
#	NRW Holdings, Ltd.	1,867,109	265,792	0.0%
	Nufarm, Ltd.	1,141,199	6,357,148	0.5%
*	OM Holdings, Ltd.	29,193	6,096	0.0%
*	Orocobre, Ltd.	389,899	630,896	0.1%
	Orora, Ltd.	43,436	69,983	0.0%
#	OrotonGroup, Ltd.	131,885	208,400	0.0%
	Otto Energy, Ltd.	1,936,175	102,977	0.0%
#	OZ Minerals, Ltd.	2,198,276	6,741,144	0.5%
#	OzForex Group, Ltd.	314,397	536,820	0.1%
#*	Pacific Brands, Ltd.	6,093,285	1,501,174	0.1%
#*	Paladin Energy, Ltd.	9,407,049	1,777,516	0.1%
	Panoramic Resources, Ltd.	1,781,726	639,934	0.1%

4

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#*	PaperlinX, Ltd.	631,677	$12,213	0.0%
	Patties Foods, Ltd.	42,099	37,985	0.0%
	Peet, Ltd.	1,645,757	1,452,147	0.1%
*	Peninsula Energy, Ltd.	8,363,816	141,678	0.0%
	Perpetual, Ltd.	356,426	13,270,782	1.0%
#*	Perseus Mining, Ltd.	3,040,420	1,018,916	0.1%
*	Phosphagenics, Ltd.	1,522,272	23,462	0.0%
	Platinum Asset Management, Ltd.	47,705	274,925	0.0%
#*	Platinum Australia, Ltd.	1,442,661	6,679	0.0%
*	Pluton Resources, Ltd.	20,710	219	0.0%
*	PMP, Ltd.	2,327,074	971,549	0.1%
*	Poseidon Nickel, Ltd.	554,377	49,155	0.0%
	Premier Investments, Ltd.	556,867	5,475,407	0.4%
*	Prima Biomed, Ltd.	1,409,121	68,457	0.0%
#	Primary Health Care, Ltd.	3,204,222	12,436,691	0.9%
#	Prime Media Group, Ltd.	2,031,951	1,080,683	0.1%
#	Programmed Maintenance Services, Ltd.	761,433	1,691,329	0.1%
*	Qantas Airways, Ltd.	3,914,119	9,511,247	0.7%
#	Qube Holdings, Ltd.	1,459,119	2,642,485	0.2%
*	Quickstep Holdings, Ltd.	240,639	30,612	0.0%
*	Ramelius Resources, Ltd.	834,228	74,130	0.0%
#*	Range Resources, Ltd.	1,456,711	17,957	0.0%
	RCG Corp., Ltd.	210,640	194,819	0.0%
	RCR Tomlinson, Ltd.	1,055,209	1,400,567	0.1%
#	Reckon, Ltd.	356,227	598,214	0.1%
*	Red 5, Ltd.	9,022	669	0.0%
*	Redflex Holdings, Ltd.	343,216	108,621	0.0%
	Reece Australia, Ltd.	231,441	6,188,444	0.5%
#*	Regis Resources, Ltd.	2,504,810	2,093,830	0.2%
#	Reject Shop, Ltd. (The)	234,444	968,897	0.1%
#*	Resolute Mining, Ltd.	3,987,672	946,491	0.1%
#	Retail Food Group, Ltd.	936,626	3,920,098	0.3%
	Ridley Corp., Ltd.	1,331,622	1,283,969	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	RungePincockMinarco, Ltd.	30,702	13,243	0.0%
	Ruralco Holdings, Ltd.	115,893	313,064	0.0%
#	SAI Global, Ltd.	1,545,041	4,958,805	0.4%
#	Salmat, Ltd.	645,788	358,278	0.0%
*	Samson Oil & Gas, Ltd.	7,175,499	38,582	0.0%
	Sandfire Resources NL	570,890	2,528,228	0.2%
*	Saracen Mineral Holdings, Ltd.	5,111,505	1,706,143	0.1%
	Schaffer Corp., Ltd.	33,766	126,355	0.0%
#	Sedgman, Ltd.	452,719	238,942	0.0%
#	Select Harvests, Ltd.	485,818	4,117,753	0.3%
#*	Senex Energy, Ltd.	6,438,932	1,393,224	0.1%
	Servcorp, Ltd.	314,917	1,416,357	0.1%
	Service Stream, Ltd.	1,693,203	386,010	0.0%
#	Seven Group Holdings, Ltd.	559,015	2,816,947	0.2%
#	Seven West Media, Ltd.	7,785,820	6,115,898	0.5%
	Seymour Whyte, Ltd.	8,690	7,372	0.0%
	Sigma Pharmaceuticals, Ltd.	7,230,980	4,290,741	0.3%
#*	Silex Systems, Ltd.	511,695	181,847	0.0%

5

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Silver Chef, Ltd.	85,146	$526,657	0.0%
#*	Silver Lake Resources, Ltd.	2,755,624	299,634	0.0%
#	Sims Metal Management, Ltd.	1,382,214	11,055,209	0.8%
	Sirtex Medical, Ltd.	412,322	9,225,512	0.7%
#	Skilled Group, Ltd.	1,388,531	1,813,137	0.1%
#	Slater & Gordon, Ltd.	2,016,208	5,501,012	0.4%
#	SMS Management & Technology, Ltd.	575,318	1,533,979	0.1%
	Southern Cross Media Group, Ltd.	3,639,618	2,719,365	0.2%
#	Spark Infrastructure Group	10,385,907	15,639,825	1.2%
	Specialty Fashion Group, Ltd.	786,397	381,398	0.0%
	SRG, Ltd.	29,934	14,113	0.0%
#*	St Barbara, Ltd.	2,594,632	1,151,250	0.1%
	Steadfast Group, Ltd.	328,525	408,766	0.0%
*	Strike Energy, Ltd.	1,471,668	147,663	0.0%
#	STW Communications Group, Ltd.	2,357,117	1,126,749	0.1%
#*	Sundance Energy Australia, Ltd.	2,512,257	980,540	0.1%
#*	Sundance Resources, Ltd.	8,756,539	141,419	0.0%
	Sunland Group, Ltd.	729,757	1,004,317	0.1%
#	Super Retail Group, Ltd.	1,280,749	9,013,268	0.7%
	Swick Mining Services, Ltd.	106,166	11,078	0.0%
	Tabcorp Holdings, Ltd.	3,281,774	11,503,422	0.9%
#*	Tap Oil, Ltd.	1,480,490	412,056	0.0%
	Tassal Group, Ltd.	901,018	2,315,507	0.2%
	Technology One, Ltd.	1,612,459	4,530,077	0.4%
#*	Ten Network Holdings, Ltd.	10,842,364	1,582,873	0.1%
#	TFS Corp., Ltd.	1,789,688	2,206,247	0.2%
	Thorn Group, Ltd.	406,023	822,772	0.1%
#*	Tiger Resources, Ltd.	6,540,922	354,633	0.0%
*	Toro Energy, Ltd.	70,156	3,464	0.0%
#	Tox Free Solutions, Ltd.	867,356	2,018,077	0.2%
#	TPG Telecom, Ltd.	548,832	3,790,895	0.3%
*	Transfield Services, Ltd.	3,089,111	3,390,600	0.3%
#	Transpacific Industries Group, Ltd.	10,319,019	6,133,903	0.5%
#	Treasury Group, Ltd.	11,874	86,995	0.0%
	Treasury Wine Estates, Ltd.	593,706	2,280,020	0.2%
*	Tribune Resources, Ltd.	3,093	9,474	0.0%
#*	Troy Resources, Ltd.	1,405,543	402,169	0.0%
#	UGL, Ltd.	1,185,950	1,935,052	0.2%
	UXC, Ltd.	1,872,142	1,081,468	0.1%
	Veda Group, Ltd.	299,327	511,775	0.0%
	Villa World, Ltd.	232,321	358,188	0.0%
#	Village Roadshow, Ltd.	831,506	4,056,086	0.3%
*	Virgin Australia Holdings, Ltd.	7,648,897	—	0.0%
*	Virgin Australia Holdings, Ltd. (B43DQC7)	5,942,525	1,970,357	0.2%
#	Virtus Health, Ltd.	100,675	416,713	0.0%
	Vision Eye Institute, Ltd.	477,043	241,011	0.0%
	Vita Group, Ltd.	25,352	33,130	0.0%
#	Vocus Communications, Ltd.	1,634,059	7,265,512	0.6%
#	Watpac, Ltd.	760,701	469,430	0.0%
	Webjet, Ltd.	511,180	1,179,359	0.1%
#	Webster, Ltd.	180,921	218,246	0.0%
	Western Areas, Ltd.	1,463,783	3,641,300	0.3%

6

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Western Desert Resources, Ltd.	241,493	$—	0.0%
#*	White Energy Co., Ltd.	643,913	148,746	0.0%
#*	Whitehaven Coal, Ltd.	4,143,411	4,190,133	0.3%
*	Wollongong Coal, Ltd.	119,865	1,850	0.0%
#	WorleyParsons, Ltd.	266,039	2,135,968	0.2%
TOTAL AUSTRALIA			639,626,763	48.3%

BERMUDA — (0.2%)
*	Agritrade Resources, Ltd.	175,000	38,821	0.0%
*	COL Capital, Ltd.	42,916,800	2,436,079	0.2%
*	OKH Global, Ltd.	100,300	50,247	0.0%
*	Valuetronics Holdings, Ltd.	86,900	29,664	0.0%
TOTAL BERMUDA			2,554,811	0.2%

CAYMAN ISLANDS — (0.0%)
*	Convoy Financial Holdings, Ltd.	2,418,000	305,699	0.0%

CHINA — (0.2%)
	China Electronics Corp. Holdings Co., Ltd.	114,250	59,456	0.0%
#*	Goldin Properties Holdings, Ltd.	2,168,000	2,297,918	0.2%
*	Li Heng Chemical Fibre Technologies, Ltd.	410,600	198,159	0.0%
*	Technovator International, Ltd.	14,000	11,864	0.0%
	Zhongmin Baihui Retail Group, Ltd.	17,000	23,167	0.0%
	Zhuhai Holdings Investment Group, Ltd.	240,000	47,642	0.0%
TOTAL CHINA			2,638,206	0.2%

HONG KONG — (26.1%)
	Aeon Credit Service Asia Co., Ltd.	564,000	480,188	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	305,382	0.0%
	Alco Holdings, Ltd.	1,426,000	437,721	0.0%
	Allan International Holdings	720,000	197,874	0.0%
	Allied Group, Ltd.	663,200	3,750,758	0.3%
#	Allied Properties HK, Ltd.	11,945,857	3,434,364	0.3%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	70,785	0.0%
*	Apac Resources, Ltd.	19,724,900	509,523	0.0%
	APT Satellite Holdings, Ltd.	2,884,500	2,641,393	0.2%
	Arts Optical International Hldgs	730,000	301,523	0.0%
	Asia Financial Holdings, Ltd.	2,404,908	1,238,974	0.1%
#	Asia Satellite Telecommunications Holdings, Ltd.	934,500	3,721,576	0.3%
	Asia Standard Hotel Group, Ltd.	11,437,218	2,094,028	0.2%
#	Asia Standard International Group, Ltd.	13,041,937	3,395,130	0.3%
	ASM Pacific Technology, Ltd.	27,500	271,440	0.0%
	Associated International Hotels, Ltd.	952,000	2,953,202	0.2%
	Aupu Group Holding Co., Ltd.	3,168,000	1,025,020	0.1%
*	Auto Italia Holdings	1,625,000	146,534	0.0%
*	AVIC Joy Holdings HK, Ltd.	1,630,000	115,615	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
*	Bestway International Holdings, Ltd.	205,000	33,273	0.0%
#	Bonjour Holdings, Ltd.	13,758,600	1,011,186	0.1%
	Bossini International Hldg	3,699,500	343,577	0.0%
*	Brightoil Petroleum Holdings, Ltd.	1,947,000	1,017,927	0.1%
#*	Brockman Mining, Ltd.	22,810,814	765,575	0.1%

7

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Burwill Holdings, Ltd.	27,112,960	$1,522,170	0.1%
#	Cafe de Coral Holdings, Ltd.	1,930,000	6,944,582	0.5%
	CEC International Holdings, Ltd.	516,000	133,076	0.0%
	Century City International Holdings, Ltd.	6,235,460	538,755	0.0%
*	Champion Technology Holdings, Ltd.	15,193,089	399,718	0.0%
	Chen Hsong Holdings	1,212,000	359,311	0.0%
	Cheuk Nang Holdings, Ltd.	613,067	513,258	0.0%
*	Cheung Wo International Holdings, Ltd.	690,000	182,635	0.0%
	Chevalier International Holdings, Ltd.	764,834	1,504,725	0.1%
*	China Beidahuang Industry Group Holdings, Ltd. Class A	2,184,000	815,562	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
*	China Chuanglian Education Group, Ltd.	300,000	23,186	0.0%
#*	China Daye Non-Ferrous Metals Mining, Ltd.	18,227,837	598,419	0.1%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
#*	China Energy Development Holdings, Ltd.	52,140,000	1,363,333	0.1%
	China Flavors & Fragrances Co., Ltd.	215,028	77,444	0.0%
*	China Infrastructure Investment, Ltd.	7,776,000	193,595	0.0%
	China Metal International Holdings, Inc.	2,670,000	864,095	0.1%
#	China Motor Bus Co., Ltd.	48,600	549,941	0.0%
#*	China Smarter Energy Group Holdings, Ltd.	3,958,000	669,739	0.1%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,269	0.0%
*	China Star Entertainment, Ltd.	46,250,000	708,725	0.1%
*	China Strategic Holdings, Ltd.	18,877,500	1,217,258	0.1%
*	China Ting Group Holdings, Ltd.	2,443,151	261,186	0.0%
	Chinney Investments, Ltd.	1,144,000	286,298	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,244,000	4,507,605	0.3%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,492,000	1,123,733	0.1%
	Chuang's China Investments, Ltd.	3,700,938	262,594	0.0%
	Chuang's Consortium International, Ltd.	5,987,043	857,147	0.1%
	CITIC Telecom International Holdings, Ltd.	10,816,125	4,987,020	0.4%
	CK Life Sciences International Holdings, Inc.	21,274,000	2,330,766	0.2%
	CNT Group, Ltd.	8,077,264	505,046	0.0%
*	Continental Holdings, Ltd.	450,000	15,674	0.0%
	Convenience Retail Asia, Ltd.	42,000	24,214	0.0%
*	CP Lotus Corp.	11,880,000	306,142	0.0%
*	Crocodile Garments	842,000	102,067	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	671,520	868,708	0.1%
	CSI Properties, Ltd.	35,276,383	1,386,189	0.1%
*	CST Mining Group, Ltd.	101,184,000	1,330,428	0.1%
	Dah Sing Banking Group, Ltd.	3,457,116	7,564,448	0.6%
	Dah Sing Financial Holdings, Ltd.	1,184,544	7,725,962	0.6%
	Dan Form Holdings Co., Ltd.	3,563,260	735,249	0.1%
	Dickson Concepts International, Ltd.	1,222,000	497,866	0.0%
	Dorsett Hospitality International, Ltd.	4,629,200	960,741	0.1%
	Dragonite International, Ltd.	56,000	11,265	0.0%
	Eagle Nice International Holdings, Ltd.	1,116,000	260,662	0.0%
	EcoGreen International Group, Ltd.	1,202,000	442,356	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
	Emperor Capital Group, Ltd.	5,535,000	661,636	0.1%
	Emperor Entertainment Hotel, Ltd.	4,360,000	1,000,597	0.1%
	Emperor International Holdings, Ltd.	8,116,753	1,903,936	0.2%
	Emperor Watch & Jewellery, Ltd.	25,650,000	1,139,860	0.1%

8

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	ENM Holdings, Ltd.	14,680,000	$983,628	0.1%
*	EPI Holdings, Ltd.	401,989	42,479	0.0%
#	Esprit Holdings, Ltd.	13,802,950	12,935,785	1.0%
*	eSun Holdings, Ltd.	4,344,000	627,513	0.1%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood Holdings, Ltd.	620,100	1,855,455	0.1%
	Far East Consortium International, Ltd.	6,363,258	3,036,985	0.2%
	FIH Mobile, Ltd.	208,000	126,043	0.0%
	First Pacific Co., Ltd.	842,000	708,661	0.1%
	First Shanghai Investments, Ltd.	696,000	180,778	0.0%
	Fountain SET Holdings, Ltd.	4,758,000	741,456	0.1%
	Four Seas Mercantile Holdings, Ltd.	610,000	326,189	0.0%
	Fujikon Industrial Holdings, Ltd.	736,000	144,224	0.0%
*	Fullshare Holdings, Ltd.	11,335,000	2,193,042	0.2%
#	Future Bright Holdings, Ltd.	3,288,000	551,236	0.0%
	G-Resources Group, Ltd.	143,439,600	4,621,829	0.4%
#*	GCL New Energy Holdings, Ltd.	5,704,000	500,243	0.0%
#	Get Nice Holdings, Ltd.	38,664,000	2,315,565	0.2%
	Giordano International, Ltd.	9,440,000	5,100,047	0.4%
*	Global Brands Group Holding, Ltd.	14,324,000	2,973,338	0.2%
	Glorious Sun Enterprises, Ltd.	2,624,000	548,025	0.0%
	Gold Peak Industries Holding, Ltd.	3,029,642	422,019	0.0%
	Golden Resources Development International, Ltd.	3,330,500	249,280	0.0%
*	Grande Holdings, Ltd. (The)	882,000	8,761	0.0%
	Great Eagle Holdings, Ltd.	73,887	276,122	0.0%
	Guangnan Holdings, Ltd.	2,363,600	475,420	0.0%
#	Guotai Junan International Holdings, Ltd.	12,388,797	8,053,515	0.6%
	Haitong International Securities Group, Ltd.	8,607,936	7,746,291	0.6%
*	Hao Tian Development Group, Ltd.	8,136,000	1,229,167	0.1%
	Harbour Centre Development, Ltd.	935,500	1,640,552	0.1%
	High Fashion International, Ltd.	268,000	102,646	0.0%
	HKR International, Ltd.	5,764,736	3,402,229	0.3%
#*	HNA International Investment Holdings, Ltd.	9,981,809	798,792	0.1%
	Hon Kwok Land Investment Co., Ltd.	314,800	133,605	0.0%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	86,000	872,301	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	824,300	1,226,863	0.1%
*	Hong Kong Television Network, Ltd.	2,332,751	678,616	0.1%
	Hongkong & Shanghai Hotels, Ltd. (The)	1,322,055	1,833,639	0.1%
#	Hongkong Chinese, Ltd.	5,038,000	1,136,016	0.1%
	Hop Hing Group Holdings, Ltd.	1,812,000	34,588	0.0%
	Hopewell Holdings, Ltd.	2,920,000	10,690,823	0.8%
	Hsin Chong Construction Group, Ltd.	6,931,658	822,873	0.1%
	Hung Hing Printing Group, Ltd.	2,628,000	385,857	0.0%
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	11,086,000	4,617,101	0.4%
*	I-CABLE Communications, Ltd.	2,573,000	245,150	0.0%
#*	Imagi International Holdings, Ltd.	55,488,000	2,466,346	0.2%
#*	Integrated Waste Solutions Group Holdings, Ltd.	5,574,000	222,438	0.0%
*	International Standard Resources Holdings, Ltd.	16,576,250	715,525	0.1%
*	iOne Holdings, Ltd.	9,700,000	638,542	0.1%
	IPE Group, Ltd.	3,345,000	508,936	0.0%
*	IRC, Ltd.	7,126,000	394,574	0.0%

9

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	IT, Ltd.	4,040,532	$1,521,672	0.1%
	ITC Corp., Ltd.	1,008,145	135,190	0.0%
#	ITC Properties Group, Ltd.	4,153,791	2,351,374	0.2%
*	Jinhui Holdings Co., Ltd.	121,000	20,921	0.0%
	Johnson Electric Holdings, Ltd.	1,713,750	5,505,562	0.4%
#	K Wah International Holdings, Ltd.	7,948,877	4,188,425	0.3%
	Ka Shui International Holdings, Ltd.	550,000	69,570	0.0%
*	Kader Holdings Co., Ltd.	92,000	12,327	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	160,183	0.0%
*	Kantone Holdings, Ltd.	1,012,364	126,557	0.0%
	Keck Seng Investments	878,600	820,301	0.1%
	Kerry Logistics Network, Ltd.	358,000	565,563	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,532,955	300,639	0.0%
#	Kingston Financial Group, Ltd.	19,359,000	8,829,712	0.7%
*	Ko Yo Chemical Group, Ltd.	1,456,000	150,286	0.0%
	Kowloon Development Co., Ltd.	2,443,000	3,088,442	0.2%
	L'Occitane International SA	9,000	25,650	0.0%
	Lai Sun Development Co., Ltd.	78,652,466	1,886,754	0.2%
	Lai Sun Garment International, Ltd.	3,321,680	499,032	0.0%
	Lam Soon Hong Kong, Ltd.	302,310	235,959	0.0%
	Landsea Green Properties Co., Ltd.	948,000	89,259	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lee's Pharmaceutical Holdings, Ltd.	337,500	560,451	0.0%
	Lerado Group Holding Co., Ltd.	2,674,000	206,960	0.0%
	Lifestyle International Holdings, Ltd.	1,326,000	2,462,939	0.2%
#	Lippo China Resources, Ltd.	20,922,000	890,419	0.1%
	Lippo, Ltd.	1,161,700	705,380	0.1%
	Lisi Group Holdings, Ltd.	3,418,000	218,231	0.0%
	Liu Chong Hing Investment, Ltd.	1,191,200	1,565,748	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	263,049	0.0%
	Luk Fook Holdings International, Ltd.	2,862,000	8,427,907	0.6%
	Luks Group Vietnam Holdings Co., Ltd.	514,913	179,421	0.0%
	Lung Kee Bermuda Holdings	1,567,875	479,170	0.0%
#*	Macau Legend Development, Ltd.	1,977,000	644,373	0.1%
	Magnificent Estates	13,170,000	560,208	0.0%
	Man Wah Holdings, Ltd.	5,694,800	5,569,495	0.4%
	Man Yue Technology Holdings, Ltd.	1,104,000	197,328	0.0%
	Mandarin Oriental International, Ltd.	7,600	11,962	0.0%
	Matrix Holdings, Ltd.	1,067,414	472,626	0.0%
*	Mei Ah Entertainment Group, Ltd.	180,000	31,745	0.0%
	Melbourne Enterprises, Ltd.	39,500	721,840	0.1%
#	Melco International Development, Ltd.	3,512,000	4,967,393	0.4%
#*	Midland Holdings, Ltd.	5,182,000	2,344,783	0.2%
	Ming Fai International Holdings, Ltd.	1,879,000	257,108	0.0%
	Miramar Hotel & Investment	845,000	1,514,315	0.1%
#*	Mongolian Mining Corp.	26,307,000	1,270,157	0.1%
	NagaCorp, Ltd.	7,546,000	5,584,689	0.4%
	Nanyang Holdings, Ltd.	133,500	841,622	0.1%
	National Electronic Hldgs	2,426,000	406,210	0.0%
	Natural Beauty Bio-Technology, Ltd.	3,920,000	353,898	0.0%
#*	Neo-Neon Holdings, Ltd.	2,337,500	403,280	0.0%
10

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	Neptune Group, Ltd.	23,230,000	$365,130	0.0%
	New Century Group Hong Kong, Ltd.	13,351,464	350,905	0.0%
*	New Times Energy Corp., Ltd.	1,946,400	76,481	0.0%
#	Newocean Energy Holdings, Ltd.	7,642,000	3,566,801	0.3%
	Next Media, Ltd.	4,295,183	437,241	0.0%
#	Nexteer Automotive Group, Ltd.	629,000	654,141	0.1%
*	O Luxe Holdings, Ltd.	6,778,500	464,121	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	9,489,706	989,063	0.1%
	Orient Overseas International, Ltd.	952,000	4,877,538	0.4%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,070,800	522,730	0.0%
*	Pacific Andes International Holdings, Ltd.	19,435,067	714,182	0.1%
#	Pacific Basin Shipping, Ltd.	12,498,000	4,199,686	0.3%
	Pacific Textile Holdings, Ltd.	4,820,000	7,711,082	0.6%
	Paliburg Holdings, Ltd.	3,062,830	1,157,236	0.1%
	Pan Asia Environmental Protection Group, Ltd.	80,000	16,191	0.0%
#	Paradise Entertainment, Ltd.	3,652,000	1,034,413	0.1%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,577,400	745,879	0.1%
	Pegasus International Holdings, Ltd.	226,000	47,522	0.0%
	Perfect Shape PRC Holdings, Ltd.	1,092,000	250,582	0.0%
#	Pico Far East Holdings, Ltd.	4,892,000	1,562,527	0.1%
*	Ping Shan Tea Group, Ltd.	2,633,325	31,894	0.0%
	Playmates Holdings, Ltd.	686,000	834,922	0.1%
#	Playmates Toys, Ltd.	4,796,000	927,042	0.1%
	Pokfulam Development Co.	234,000	407,644	0.0%
#	Polytec Asset Holdings, Ltd.	11,323,526	1,546,920	0.1%
#	Public Financial Holdings, Ltd.	3,102,000	1,587,237	0.1%
	PYI Corp., Ltd.	24,147,973	725,693	0.1%
*	Pyxis Group, Ltd.	1,936,000	—	0.0%
	Raymond Industrial, Ltd.	30,400	4,977	0.0%
#	Regal Hotels International Holdings, Ltd.	2,871,800	1,803,287	0.1%
	Rivera Holdings, Ltd.	5,710,000	346,388	0.0%
#	SA SA International Holdings, Ltd.	9,766,000	5,286,414	0.4%
	Safety Godown Co., Ltd.	386,000	791,586	0.1%
	SAS Dragon Hldg, Ltd.	2,120,000	576,941	0.1%
	SEA Holdings, Ltd.	1,124,000	903,455	0.1%
#	Shenyin Wanguo HK, Ltd.	3,466,250	2,675,491	0.2%
*	Shougang Concord Grand Group, Ltd.	1,158,000	107,430	0.0%
*	Shun Ho Technology Holdings, Ltd.	1,254,755	522,917	0.0%
	Shun Tak Holdings, Ltd.	11,359,419	6,294,517	0.5%
*	Silver base Group Holdings, Ltd.	1,938,677	490,245	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	366,733	0.0%
	Singamas Container Holdings, Ltd.	10,860,000	1,968,959	0.2%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	18,970	0.0%
	Sitoy Group Holdings, Ltd.	829,000	550,114	0.0%
	SmarTone Telecommunications Holdings, Ltd.	3,497,068	6,109,093	0.5%
#*	SOCAM Development, Ltd.	1,702,771	1,403,477	0.1%
*	Solomon Systech International, Ltd.	8,590,000	531,135	0.0%
#	Soundwill Holdings, Ltd.	408,000	756,886	0.1%

11

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
*	South China China, Ltd.	6,552,000	$1,259,205	0.1%
*	South China Land, Ltd.	6,031,170	183,902	0.0%
*	South Sea Petroleum Holdings, Ltd.	512,000	31,019	0.0%
	Stella International Holdings, Ltd.	912,500	2,175,486	0.2%
	Stelux Holdings International, Ltd.	3,011,400	500,665	0.0%
*	Success Universe Group, Ltd.	6,716,000	220,632	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	147,757	0.0%
	Sun Hung Kai & Co., Ltd.	4,352,429	3,904,803	0.3%
	Sunwah Kingsway Capital Holdings, Ltd.	7,340,000	359,600	0.0%
*	Symphony Holdings, Ltd.	850,000	96,485	0.0%
#	TAI Cheung Holdings, Ltd.	1,961,000	1,772,823	0.1%
	Tai Sang Land Development, Ltd.	781,910	451,576	0.0%
#	Tan Chong International, Ltd.	1,176,000	417,786	0.0%
#	Tao Heung Holdings, Ltd.	517,000	226,433	0.0%
#*	Taung Gold International, Ltd.	14,590,000	342,219	0.0%
	Television Broadcasts, Ltd.	1,491,100	8,840,126	0.7%
*	Termbray Industries International Holdings, Ltd.	2,304,900	240,714	0.0%
	Tern Properties Co., Ltd.	51,200	35,541	0.0%
	Texwinca Holdings, Ltd.	4,488,000	4,766,919	0.4%
	Tian Teck Land, Ltd.	1,024,000	1,227,957	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	4,238	0.0%
#	Tradelink Electronic Commerce, Ltd.	4,802,000	1,069,980	0.1%
#	Transport International Holdings, Ltd.	1,015,741	2,472,962	0.2%
#	Trinity, Ltd.	7,614,000	1,315,133	0.1%
	Tristate Holdings, Ltd.	188,000	69,124	0.0%
#*	TSC Group Holdings, Ltd.	3,280,000	989,375	0.1%
*	United Laboratories International Holdings, Ltd. (The)	4,354,000	3,151,856	0.2%
*	Universal Technologies Holdings, Ltd.	7,410,000	860,824	0.1%
#*	Up Energy Development Group, Ltd.	3,205,000	171,261	0.0%
	Upbest Group, Ltd.	36,000	11,378	0.0%
*	Value Convergence Holdings, Ltd.	1,756,000	436,519	0.0%
	Value Partners Group, Ltd.	5,396,000	8,498,707	0.6%
	Van Shung Chong Holdings, Ltd.	1,248,002	225,085	0.0%
	Vanke Property Overseas, Ltd.	49,000	56,010	0.0%
#	Varitronix International, Ltd.	2,023,293	1,504,437	0.1%
*	Vedan International Holdings, Ltd.	3,272,000	211,044	0.0%
	Victory City International Holdings, Ltd.	7,660,077	1,253,078	0.1%
	Vitasoy International Holdings, Ltd.	4,703,000	8,011,816	0.6%
*	VS International Group, Ltd.	488,000	35,227	0.0%
	VST Holdings, Ltd.	4,999,600	1,823,906	0.1%
#	VTech Holdings, Ltd.	353,200	4,666,096	0.4%
	Wai Kee Holdings, Ltd.	7,640,738	2,720,710	0.2%
#*	Willie International Holdings, Ltd.	14,310,000	812,302	0.1%
	Win Hanverky Holdings, Ltd.	1,812,000	235,985	0.0%
*	Winfull Group Holdings, Ltd.	9,512,000	919,144	0.1%
	Wing On Co. International, Ltd.	759,000	2,590,638	0.2%
#	Wing Tai Properties, Ltd.	1,923,331	1,252,493	0.1%
*	Winshine Entertainment & Media Holding Co., Ltd.	2,732,000	771,856	0.1%
	Wong's International Hldgs	737,641	274,724	0.0%
	Wong's Kong King International	120,000	13,599	0.0%
	Xinyi Glass Holdings, Ltd.	16,280,000	8,727,282	0.7%
#	Xinyi Solar Holdings, Ltd.	11,940,000	4,915,972	0.4%

12

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Yangtzekiang Garment, Ltd.	606,500	$228,657	0.0%
	Yau Lee Holdings, Ltd.	534,000	122,595	0.0%
	Yeebo International Hldg	572,000	163,933	0.0%
#	YGM Trading, Ltd.	447,000	588,626	0.1%
	YT Realty Group, Ltd.	749,000	271,728	0.0%
*	Yuan Heng Gas Holdings, Ltd.	1,008,000	101,276	0.0%
	Yugang International, Ltd.	90,818,000	1,532,654	0.1%
TOTAL HONG KONG			414,343,648	31.3%

NEW ZEALAND — (7.7%)
#*	a2 Milk Co., Ltd.	986,934	474,723	0.0%
	Abano Healthcare Group, Ltd.	30,725	148,248	0.0%
	Air New Zealand, Ltd.	3,693,701	6,381,810	0.5%
#	Auckland International Airport, Ltd.	94,754	317,131	0.0%
	Briscoe Group, Ltd.	2,235	4,391	0.0%
	CDL Investments New Zealand, Ltd.	111,311	47,528	0.0%
*	Chorus, Ltd.	2,039,965	4,009,882	0.3%
	Colonial Motor Co., Ltd. (The)	144,588	563,415	0.1%
	Contact Energy, Ltd.	582,279	1,975,929	0.2%
#*	Diligent Corp.	79,753	299,555	0.0%
#	Ebos Group, Ltd.	442,402	3,073,273	0.2%
#	Fisher & Paykel Healthcare Corp., Ltd.	4,200,605	19,514,008	1.5%
	Freightways, Ltd.	974,609	3,833,795	0.3%
#	Hallenstein Glasson Holdings, Ltd.	242,445	549,967	0.0%
	Heartland New Zealand, Ltd.	190,640	151,168	0.0%
	Hellaby Holdings, Ltd.	384,437	781,830	0.1%
#	Infratil, Ltd.	3,201,309	6,847,904	0.5%
#	Kathmandu Holdings, Ltd.	663,170	787,043	0.1%
	Mainfreight, Ltd.	539,049	5,745,779	0.4%
	Marsden Maritime Holdings, Ltd.	32,575	62,957	0.0%
	Methven, Ltd.	93,877	70,014	0.0%
	Metlifecare, Ltd.	516,195	1,626,617	0.1%
#	Michael Hill International, Ltd.	1,490,263	1,070,811	0.1%
	Mighty River Power, Ltd.	7,503	14,189	0.0%
	Millennium & Copthorne Hotels New Zealand, Ltd.	406,992	401,950	0.0%
	New Zealand Oil & Gas, Ltd.	1,659,791	619,006	0.1%
*	New Zealand Refining Co., Ltd. (The)	574,344	1,085,750	0.1%
	Nuplex Industries, Ltd.	1,278,378	3,639,114	0.3%
#	NZX, Ltd.	952,265	696,746	0.1%
#	Opus International Consultants, Ltd.	12,925	11,306	0.0%
#*	Pacific Edge, Ltd.	418,982	170,476	0.0%
	PGG Wrightson, Ltd.	999,976	311,659	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	515,305	6,042,119	0.5%
*	Pumpkin Patch, Ltd.	207,765	28,064	0.0%
#	Restaurant Brands New Zealand, Ltd.	459,407	1,339,115	0.1%
*	Richina Pacific, Ltd.	274,180	—	0.0%
*	Rubicon, Ltd.	1,442,620	293,168	0.0%
#	Ryman Healthcare, Ltd.	2,338,582	12,551,242	1.0%
	Sanford, Ltd.	382,357	1,346,226	0.1%
	Scott Technology, Ltd.	39,805	35,102	0.0%
#	Skellerup Holdings, Ltd.	544,971	480,047	0.0%

13

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
#	Sky Network Television, Ltd.	2,080,268	$8,468,835	0.6%
	SKYCITY Entertainment Group, Ltd.	4,352,955	12,385,023	0.9%
	Steel & Tube Holdings, Ltd.	441,625	822,502	0.1%
	Summerset Group Holdings, Ltd.	396,565	956,886	0.1%
	Tourism Holdings, Ltd.	267,004	322,091	0.0%
#	Tower, Ltd.	871,114	1,299,170	0.1%
	Trade Me Group, Ltd.	1,612,087	3,703,495	0.3%
#	TrustPower, Ltd.	68,055	351,376	0.0%
#	Vector, Ltd.	1,288,750	2,873,331	0.2%
	Warehouse Group, Ltd. (The)	698,604	1,240,120	0.1%
*	Xero, Ltd.	147,912	1,806,898	0.1%
	Z Energy, Ltd.	3,760	14,914	0.0%
TOTAL NEW ZEALAND			121,647,698	9.2%

SINGAPORE — (8.5%)
#*	Abterra, Ltd.	531,800	220,143	0.0%
	Amara Holdings, Ltd.	922,800	349,247	0.0%
	Amtek Engineering, Ltd.	1,314,300	692,700	0.1%
	ASL Marine Holdings, Ltd.	816,600	245,597	0.0%
	Aspial Corp., Ltd.	72,959	20,042	0.0%
#*	Ausgroup, Ltd.	3,548,500	526,169	0.0%
#	Baker Technology, Ltd.	1,272,000	221,893	0.0%
#	Banyan Tree Holdings, Ltd.	1,022,900	391,176	0.0%
#*	Biosensors International Group, Ltd.	6,409,437	3,876,528	0.3%
	Bonvests Holdings, Ltd.	950,000	944,057	0.1%
*	Boustead Projects, Ltd.	497,612	330,670	0.0%
	Boustead Singapore, Ltd.	1,658,706	1,538,199	0.1%
#	Breadtalk Group, Ltd.	881,800	893,292	0.1%
*	Broadway Industrial Group, Ltd.	1,557,200	260,167	0.0%
	Bukit Sembawang Estates, Ltd.	596,403	2,266,920	0.2%
	Bund Center Investment, Ltd.	2,639,300	389,692	0.0%
#	Centurion Corp., Ltd.	779,200	306,300	0.0%
#	China Aviation Oil Singapore Corp., Ltd.	1,540,999	915,023	0.1%
#	China Merchants Holdings Pacific, Ltd.	884,309	688,925	0.1%
	Chip Eng Seng Corp., Ltd.	3,445,300	1,956,501	0.2%
	Chuan Hup Holdings, Ltd.	3,853,500	944,170	0.1%
	Civmec, Ltd.	53,200	15,782	0.0%
	Cordlife Group, Ltd.	98,500	82,250	0.0%
#	Cosco Corp. Singapore, Ltd.	6,805,600	2,423,705	0.2%
	Creative Technology, Ltd.	272,200	264,946	0.0%
	CSC Holdings, Ltd.	1,634,800	46,129	0.0%
	CSE Global, Ltd.	3,285,200	1,451,127	0.1%
	CW Group Holdings, Ltd.	2,030,000	1,401,075	0.1%
#	CWT, Ltd.	1,403,400	2,103,778	0.2%
	Datapulse Technology, Ltd.	89,000	7,740	0.0%
#*	Del Monte Pacific, Ltd.	1,379,664	363,159	0.0%
*	Delong Holdings, Ltd.	1,231,000	164,557	0.0%
	DMX Technologies Group, Ltd.	2,096,000	169,628	0.0%
#	Dyna-Mac Holdings, Ltd.	2,194,400	415,371	0.0%
	Elec & Eltek International Co., Ltd.	147,000	139,593	0.0%
	Ellipsiz, Ltd.	123,000	10,494	0.0%
	EnGro Corp., Ltd.	354,000	320,806	0.0%

14

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Eu Yan Sang International, Ltd.	786,600	$329,884	0.0%
#	Ezion Holdings, Ltd.	895,260	680,340	0.1%
#*	Ezra Holdings, Ltd.	5,676,560	718,361	0.1%
#	Falcon Energy Group, Ltd.	2,008,800	358,115	0.0%
	Far East Orchard, Ltd.	1,074,985	1,304,492	0.1%
#	First Resources, Ltd.	406,500	615,611	0.1%
	First Sponsor Group, Ltd.	440,661	417,771	0.0%
	FJ Benjamin Holdings, Ltd.	1,185,700	101,326	0.0%
*	Food Empire Holdings, Ltd.	1,256,400	245,333	0.0%
#	Fragrance Group, Ltd.	6,077,000	925,120	0.1%
	Frasers Centrepoint, Ltd.	94,000	123,800	0.0%
*	Fu Yu Corp., Ltd.	183,300	25,998	0.0%
#*	Gallant Venture, Ltd.	4,927,900	877,659	0.1%
#*	Geo Energy Resources, Ltd.	432,000	64,154	0.0%
	GK Goh Holdings, Ltd.	1,484,065	1,018,294	0.1%
	Global Premium Hotels, Ltd.	559,480	139,036	0.0%
*	Global Yellow Pages, Ltd.	55,350	12,713	0.0%
#	GMG Global, Ltd.	1,788,330	683,083	0.1%
	Golden Agri-Resources, Ltd.	638,600	194,448	0.0%
	GP Batteries International, Ltd.	235,000	164,874	0.0%
	GP Industries, Ltd.	2,567,609	1,400,717	0.1%
	GSH Corp., Ltd.	206,800	10,285	0.0%
#	GuocoLand, Ltd.	387,914	688,400	0.1%
#	GuocoLeisure, Ltd.	3,267,800	2,413,014	0.2%
*	Hanwell Holdings, Ltd.	1,771,219	341,513	0.0%
*	Healthway Medical Corp., Ltd.	6,595,376	289,010	0.0%
*	HG Metal Manufacturing, Ltd.	1,768,000	83,628	0.0%
#	Hi-P International, Ltd.	1,271,600	518,997	0.0%
#	Hiap Hoe, Ltd.	353,000	210,847	0.0%
*	HLH Group, Ltd.	8,364,000	74,496	0.0%
	Ho Bee Land, Ltd.	1,604,700	2,513,319	0.2%
#	Hong Fok Corp., Ltd.	3,228,540	2,024,465	0.2%
	Hong Leong Asia, Ltd.	690,700	633,514	0.1%
	Hotel Grand Central, Ltd.	1,354,287	1,355,901	0.1%
	Hour Glass, Ltd. (The)	1,814,832	1,131,501	0.1%
	HTL International Holdings, Ltd.	1,063,843	189,910	0.0%
	HupSteel, Ltd.	1,572,875	216,003	0.0%
	Hwa Hong Corp., Ltd.	2,123,500	496,377	0.0%
#	Hyflux, Ltd.	3,165,300	2,021,592	0.2%
	Indofood Agri Resources, Ltd.	3,368,800	1,749,382	0.1%
	InnoTek, Ltd.	611,800	120,501	0.0%
	Innovalues, Ltd.	890,600	501,900	0.0%
*	Interra Resources, Ltd.	396,000	42,609	0.0%
	IPC Corp., Ltd.	414,300	510,327	0.0%
	Isetan Singapore, Ltd.	119,000	399,110	0.0%
*	Jiutian Chemical Group, Ltd.	9,838,300	320,982	0.0%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	k1 Ventures, Ltd.	4,952,600	735,287	0.1%
#	Keppel Infrastructure Trust	4,622,832	1,869,449	0.2%
	Keppel Telecommunications & Transportation, Ltd.	1,369,300	1,529,981	0.1%
#	Koh Brothers Group, Ltd.	1,432,000	329,742	0.0%
	KSH Holdings, Ltd.	52,000	19,496	0.0%

15

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
	Lian Beng Group, Ltd.	2,238,100	$905,780	0.1%
#*	Linc Energy, Ltd.	1,925,817	285,357	0.0%
	Low Keng Huat Singapore, Ltd.	889,800	462,212	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	328,874	0.0%
	M1, Ltd.	15,200	36,565	0.0%
*	Marco Polo Marine, Ltd.	963,000	173,808	0.0%
	Maxi-Cash Financial Services Corp., Ltd.	2,918	411	0.0%
*	mDR, Ltd.	3,997,000	17,806	0.0%
	Mermaid Maritime PCL	1,741,200	264,820	0.0%
	Metro Holdings, Ltd.	2,026,092	1,482,141	0.1%
	Mewah International, Inc.	1,183,000	294,249	0.0%
#	Midas Holdings, Ltd.	7,943,100	1,884,570	0.2%
#	Nam Cheong, Ltd.	6,922,840	1,412,288	0.1%
#*	Neptune Orient Lines, Ltd.	843,700	513,420	0.0%
	New Toyo International Holdings, Ltd.	1,624,000	279,876	0.0%
#	Noble Group, Ltd.	5,072,700	2,857,890	0.2%
	NSL, Ltd.	409,900	450,543	0.0%
	Olam International, Ltd.	37,200	51,911	0.0%
#	OSIM International, Ltd.	1,640,700	2,014,977	0.2%
#	Otto Marine, Ltd.	10,983,500	244,314	0.0%
#	OUE Hospitality Trust	310,500	215,497	0.0%
	OUE, Ltd.	1,809,700	2,672,640	0.2%
#	Oxley Holdings, Ltd.	1,061,700	346,670	0.0%
#	Pacific Radiance, Ltd.	351,000	136,642	0.0%
#	Pan-United Corp., Ltd.	1,948,600	1,048,126	0.1%
	PEC, Ltd.	47,000	14,285	0.0%
	Penguin International, Ltd.	1,577,100	213,814	0.0%
#	Petra Foods, Ltd.	781,000	2,028,196	0.2%
*	Q&M Dental Group Singapore Pte, Ltd.	273,800	146,186	0.0%
	QAF, Ltd.	1,255,161	1,085,448	0.1%
#	Raffles Education Corp., Ltd.	4,176,710	946,060	0.1%
	Raffles Medical Group, Ltd.	569,091	1,943,121	0.2%
*	RH Petrogas, Ltd.	66,800	12,871	0.0%
#	Rickmers Maritime	969,788	187,316	0.0%
	Riverstone Holdings, Ltd.	14,100	17,681	0.0%
#	Rotary Engineering, Ltd.	1,443,100	497,203	0.0%
	Roxy-Pacific Holdings, Ltd.	297,500	113,664	0.0%
*	S I2I, Ltd.	31,655	11,712	0.0%
	San Teh, Ltd.	358,087	77,202	0.0%
	SATS, Ltd.	414,800	1,136,339	0.1%
#	SBS Transit, Ltd.	926,200	1,237,036	0.1%
	Sheng Siong Group, Ltd.	1,462,900	901,087	0.1%
#	SHS Holdings, Ltd.	2,304,100	388,689	0.0%
	SIA Engineering Co., Ltd.	61,000	173,906	0.0%
#	Sim Lian Group, Ltd.	2,216,555	1,465,736	0.1%
#	Sinarmas Land, Ltd.	5,721,000	2,609,321	0.2%
	Sing Holdings, Ltd.	1,134,000	264,914	0.0%
	Sing Investments & Finance, Ltd.	297,675	293,942	0.0%
	Singapore Reinsurance Corp., Ltd.	1,514,530	365,524	0.0%
	Singapore Shipping Corp., Ltd.	1,640,700	407,815	0.0%
	Singapura Finance, Ltd.	348,124	273,077	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	2,095,300	536,618	0.0%

16

The Asia Pacific Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	SMRT Corp., Ltd.	2,116,900	$2,419,919	0.2%
#	Stamford Land Corp., Ltd.	3,188,100	1,348,904	0.1%
	Straco Corp., Ltd.	130,000	91,907	0.0%
	Sunningdale Tech, Ltd.	3,621,800	550,825	0.1%
#*	SunVic Chemical Holdings, Ltd.	1,979,700	499,907	0.0%
#	Super Group, Ltd.	2,548,900	2,099,436	0.2%
#*	Swiber Holdings, Ltd.	5,790,500	717,724	0.1%
#	Swissco Holdings, Ltd.	768,400	233,387	0.0%
#	Tat Hong Holdings, Ltd.	2,013,500	761,376	0.1%
*	Thakral Corp., Ltd.	183,065	47,432	0.0%
	Tiong Woon Corp. Holding, Ltd.	2,090,650	303,366	0.0%
#	Tuan Sing Holdings, Ltd.	4,076,571	1,103,693	0.1%
	UMS Holdings, Ltd.	1,888,400	742,360	0.1%
#	United Engineers, Ltd.	2,722,828	4,971,316	0.4%
	United Overseas Insurance, Ltd.	181,850	668,457	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,887,972	2,102,381	0.2%
#	UPP Holdings, Ltd.	2,972,500	439,919	0.0%
#*	Vard Holdings, Ltd.	3,937,100	1,664,556	0.1%
	Venture Corp., Ltd.	1,654,300	9,477,728	0.7%
#	Vibrant Group, Ltd.	9,359,579	694,562	0.1%
	Vicom, Ltd.	116,600	538,628	0.0%
#	Wee Hur Holdings, Ltd.	2,670,400	634,432	0.1%
#	Wheelock Properties Singapore, Ltd.	1,175,400	1,531,538	0.1%
#	Wing Tai Holdings, Ltd.	2,762,267	3,905,473	0.3%
	Yeo Hiap Seng, Ltd.	223,731	261,454	0.0%
	YHI International, Ltd.	1,174,000	172,165	0.0%
	Yongnam Holdings, Ltd.	1,984,800	641,756	0.1%
TOTAL SINGAPORE			135,454,969	10.2%
TOTAL COMMON STOCKS			1,316,571,794	99.4%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
*	Centrebet International, Ltd. Claim Units Rights	81,336	—	0.0%
*	Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%
TOTAL AUSTRALIA			—	0.0%

HONG KONG — (0.0%)
*	APAC Resources, Ltd. Rights 07/03/15	9,862,450	127,232	0.0%
*	Enviro Energy International Holdings, Ltd. Warrants 11/17/16	1,171,800	39,304	0.0%
*	Miramar Hotel and Investment Warrants 09/01/15	169,000	8,721	0.0%
*	Titan Petrochemicals Group, Ltd. Rights 07/06/15	6,570,000	—	0.0%
TOTAL HONG KONG			175,257	0.0%

SINGAPORE — (0.0%)
*	Ezra Holdings Rights 07/20/15	10,785,464	528,522	0.1%
TOTAL RIGHTS/WARRANTS			703,779	0.1%

17

The Asia Pacific Small Company Series
continued

	Shares/
	Face
	Amount		Percentage
	(000)	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (17.0%)
§@ DFA Short Term Investment Fund	23,270,768	$269,242,789	20.4%
TOTAL INVESTMENTS — (100.0%) (Cost $1,675,597,382)^		$1,586,518,362	119.9%

18

The Asia Pacific Small Company Series
continued

Summary of the Series' investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$13,362,876	$626,263,887	—	$639,626,763
Bermuda	2,436,079	118,732	—	2,554,811
Cayman Islands	305,699	—	—	305,699
China	198,159	2,440,047	—	2,638,206
Hong Kong	3,489,437	410,854,211	—	414,343,648
New Zealand	—	121,647,698	—	121,647,698
Singapore	2,753,866	132,701,103	—	135,454,969
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	175,257	—	175,257
Singapore	—	528,522	—	528,522
Securities Lending Collateral	—	269,242,789	—	269,242,789
TOTAL	$22,546,116	$1,563,972,246	—	$1,586,518,362

19

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.0%)
Consumer Discretionary — (26.1%)
	4imprint Group P.L.C.	95,741	$1,608,349	0.1%
#	888 Holdings P.L.C.	915,856	2,193,381	0.1%
*	Aga Rangemaster Group P.L.C.	438,333	996,557	0.0%
	Barratt Developments P.L.C.	1,710,392	16,497,289	0.8%
	Bellway P.L.C.	634,613	23,638,645	1.1%
	Berkeley Group Holdings P.L.C.	664,403	34,913,641	1.6%
	Betfair Group P.L.C.	337,205	12,751,040	0.6%
	Bloomsbury Publishing P.L.C.	274,093	712,191	0.0%
	Boot (Henry) P.L.C.	417,992	1,511,715	0.1%
	Bovis Homes Group P.L.C.	845,814	14,793,423	0.7%
	Bwin.Party Digital Entertainment P.L.C.	2,836,202	4,361,648	0.2%
#*	Carpetright P.L.C.	78,008	747,034	0.0%
	Centaur Media P.L.C.	537,905	641,136	0.0%
	Chime Communications P.L.C.	354,323	1,449,371	0.1%
	Cineworld Group P.L.C.	1,191,284	8,617,805	0.4%
	Connect Group P.L.C.	1,254,090	2,790,667	0.1%
	Crest Nicholson Holdings P.L.C.	208,350	1,837,575	0.1%
	Creston P.L.C.	22,394	47,986	0.0%
	Daily Mail & General Trust P.L.C.	1,421,265	20,738,880	0.9%
	Darty P.L.C.	1,295,719	1,445,205	0.1%
	Debenhams P.L.C.	6,863,366	9,621,034	0.4%
	Dignity P.L.C.	243,246	8,178,822	0.4%
	Dixons Carphone P.L.C.	—	3	0.0%
	Domino's Pizza Group P.L.C.	846,375	10,330,098	0.5%
	Dunelm Group P.L.C.	354,065	5,036,476	0.2%
*	Enterprise Inns P.L.C.	2,836,534	5,529,150	0.3%
	Euromoney Institutional Investor P.L.C.	285,423	5,463,425	0.3%
*	Findel P.L.C.	303,005	1,033,730	0.1%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner P.L.C. Class A	134,418	2,281,136	0.1%
*	Future P.L.C.	1,301,863	214,186	0.0%
#	Games Workshop Group P.L.C.	98,402	782,376	0.0%
#	Greene King P.L.C.	1,798,515	23,871,926	1.1%
	Halfords Group P.L.C.	1,173,859	9,734,691	0.4%
	Headlam Group P.L.C.	355,473	2,579,664	0.1%
	Home Retail Group P.L.C.	4,052,746	10,761,559	0.5%
*	Hornby P.L.C.	154,220	225,869	0.0%
	Howden Joinery Group P.L.C.	3,359,489	27,268,196	1.2%
	Huntsworth P.L.C.	938,084	704,882	0.0%
	Inchcape P.L.C.	2,259,473	28,761,947	1.3%
	Informa P.L.C.	3,292,543	28,277,930	1.3%
	ITE Group P.L.C.	1,381,972	3,710,793	0.2%
	JD Sports Fashion P.L.C.	465,078	5,164,967	0.2%
	JD Wetherspoon P.L.C.	484,436	5,994,343	0.3%
	John Menzies P.L.C.	289,131	2,224,768	0.1%
*	Johnston Press P.L.C.	20,800	49,460	0.0%
	Ladbrokes P.L.C.	5,357,119	10,924,125	0.5%
	Laura Ashley Holdings P.L.C.	1,465,488	701,126	0.0%
	Lookers P.L.C.	1,902,519	4,740,864	0.2%
	Marston's P.L.C.	3,320,510	8,384,220	0.4%
	Millennium & Copthorne Hotels P.L.C.	1,012,675	9,136,367	0.4%

1

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Mitchells & Butlers P.L.C.	995,025	$7,130,283	0.3%
	MJ Gleeson P.L.C.	189,171	1,296,055	0.1%
*	Mothercare P.L.C.	682,365	2,897,907	0.1%
	N Brown Group P.L.C.	905,234	4,872,286	0.2%
#*	Ocado Group P.L.C.	971,351	6,800,119	0.3%
	Pendragon P.L.C.	4,487,198	2,673,419	0.1%
	Photo-Me International P.L.C.	571,060	1,265,923	0.1%
	Poundland Group P.L.C.	330,254	1,676,946	0.1%
*	Punch Taverns P.L.C.	133,442	268,224	0.0%
	Rank Group P.L.C.	136,690	472,747	0.0%
	Redrow P.L.C.	1,453,828	10,118,964	0.5%
	Restaurant Group P.L.C. (The)	1,068,144	11,681,325	0.5%
	Rightmove P.L.C.	477,301	24,558,712	1.1%
*	Sportech P.L.C.	371,065	390,433	0.0%
	STV Group P.L.C.	4,868	33,452	0.0%
*	SuperGroup P.L.C.	233,842	4,510,315	0.2%
	Taylor Wimpey P.L.C.	8,920,064	26,013,368	1.2%
	Ted Baker P.L.C.	146,225	6,698,560	0.3%
*	Thomas Cook Group P.L.C.	7,408,731	15,925,112	0.7%
	Topps Tiles P.L.C.	877,014	1,989,599	0.1%
*	Torotrak P.L.C.	42,953	4,702	0.0%
*	Torotrak, P.L.C.	10,738	—	0.0%
	Trinity Mirror P.L.C.	1,630,775	3,844,048	0.2%
	TUI AG	1	10	0.0%
	UBM P.L.C.	2,290,170	19,242,720	0.9%
	UTV Media P.L.C.	451,514	990,567	0.0%
	Vitec Group P.L.C. (The)	159,205	1,595,742	0.1%
	WH Smith P.L.C.	687,058	16,476,877	0.8%
	William Hill P.L.C.	4,514,393	28,596,048	1.3%
	Wilmington Group P.L.C.	334,384	1,341,093	0.1%
Total Consumer Discretionary			587,347,227	26.8%

Consumer Staples — (4.8%)
	A.G.BARR P.L.C.	417,894	4,033,019	0.2%
	Anglo-Eastern Plantations P.L.C.	104,452	1,018,584	0.1%
	Booker Group P.L.C.	7,358,333	19,456,105	0.9%
	Britvic P.L.C.	1,242,873	14,003,055	0.6%
	Cranswick P.L.C.	255,343	6,416,420	0.3%
	Dairy Crest Group P.L.C.	743,682	6,229,385	0.3%
	Devro P.L.C.	935,205	4,452,757	0.2%
	Greencore Group P.L.C.	2,256,015	11,145,704	0.5%
	Greggs P.L.C.	547,273	10,166,107	0.5%
	Hilton Food Group P.L.C.	24,794	181,639	0.0%
*	McBride P.L.C.	834,446	1,338,629	0.1%
*	Premier Foods P.L.C.	3,800,284	2,251,612	0.1%
#	PZ Cussons P.L.C.	1,312,950	7,464,654	0.3%
	REA Holdings P.L.C.	50,639	243,057	0.0%
	Stock Spirits Group P.L.C.	186,971	565,541	0.0%
	Tate & Lyle P.L.C.	2,371,143	19,358,703	0.9%
#*	Thorntons P.L.C.	274,658	621,922	0.0%
Total Consumer Staples			108,946,893	5.0%

2

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Energy — (4.1%)
#*	Afren P.L.C.	5,446,344	$157,143	0.0%
	AMEC P.L.C.	1,458,648	18,733,681	0.9%
	Anglo Pacific Group P.L.C.	578,701	793,226	0.0%
*	Cairn Energy P.L.C.	2,512,540	6,691,912	0.3%
#*	EnQuest P.L.C.	3,654,623	2,453,868	0.1%
*	Fortune Oil CVR	6,238,485	49,011	0.0%
*	Hardy Oil & Gas P.L.C.	74,781	40,814	0.0%
	Hunting P.L.C.	698,137	6,692,793	0.3%
	James Fisher & Sons P.L.C.	224,993	4,785,290	0.2%
	John Wood Group P.L.C.	1,988,628	20,126,408	0.9%
*	Lamprell P.L.C.	1,349,830	3,191,764	0.1%
*	Ophir Energy P.L.C.	795,682	1,416,927	0.1%
	Petrofac, Ltd.	904,958	13,167,773	0.6%
*	Premier Oil P.L.C.	2,574,653	6,029,481	0.3%
	Soco International P.L.C.	983,176	2,714,972	0.1%
	Stobart Group, Ltd.	677,142	1,122,223	0.1%
	Tullow Oil P.L.C.	866,800	4,632,419	0.2%
Total Energy			92,799,705	4.2%

Financials — (14.0%)
	Amlin P.L.C.	2,669,540	19,973,691	0.9%
#	Ashmore Group P.L.C.	1,818,209	8,263,544	0.4%
	Bank of Georgia Holdings P.L.C.	137,229	4,202,857	0.2%
	Beazley P.L.C.	2,583,691	12,008,174	0.6%
	Brewin Dolphin Holdings P.L.C.	1,446,082	6,626,169	0.3%
	Capital & Counties Properties P.L.C.	459,047	3,138,265	0.1%
	Capital & Regional P.L.C.	923,781	834,157	0.0%
	Charles Stanley Group P.L.C.	122,025	736,697	0.0%
	Charles Taylor P.L.C.	192,071	661,768	0.0%
	Chesnara P.L.C.	575,067	2,940,515	0.1%
	Close Brothers Group P.L.C.	769,124	18,454,272	0.8%
	Countrywide P.L.C.	202,236	1,804,928	0.1%
	Daejan Holdings P.L.C.	30,985	2,872,687	0.1%
	Development Securities P.L.C.	608,432	2,651,525	0.1%
	esure Group P.L.C.	338,049	1,350,492	0.1%
	Hansard Global P.L.C.	16,468	24,864	0.0%
*	Harworth Group P.L.C.	306,801	57,244	0.0%
	Helical Bar P.L.C.	646,023	4,086,983	0.2%
	Henderson Group P.L.C.	5,607,542	23,006,318	1.1%
	Hiscox, Ltd.	1,483,109	19,559,441	0.9%
	ICAP P.L.C.	2,839,958	23,622,710	1.1%
	IG Group Holdings P.L.C.	1,890,472	22,158,985	1.0%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
	Intermediate Capital Group P.L.C.	552,762	4,775,163	0.2%
	International Personal Finance P.L.C.	667,182	4,796,169	0.2%
*	IP Group P.L.C.	1,276,798	4,138,457	0.2%
	Jardine Lloyd Thompson Group P.L.C.	631,118	10,361,015	0.5%
	Jupiter Fund Management P.L.C.	1,843,563	12,915,980	0.6%
	Lancashire Holdings, Ltd.	1,026,930	9,941,621	0.5%
	LSL Property Services P.L.C.	313,290	1,914,814	0.1%
	Man Group P.L.C.	9,464,717	23,327,349	1.1%
	Novae Group P.L.C.	301,458	3,363,982	0.2%

3

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Phoenix Group Holdings	989,658	$12,755,041	0.6%
*	Quintain Estates & Development P.L.C.	2,674,225	4,451,883	0.2%
	Rathbone Brothers P.L.C.	160,021	5,400,970	0.2%
*	Raven Russia, Ltd.	1,089,855	912,789	0.0%
	S&U P.L.C.	20,417	722,267	0.0%
	Savills P.L.C.	651,759	9,684,041	0.4%
	ST Modwen Properties P.L.C.	990,855	7,061,689	0.3%
	Tullett Prebon P.L.C.	1,155,081	6,658,511	0.3%
	UNITE Group P.L.C. (The)	1,091,880	9,803,785	0.5%
*	Waterloo Investment Holdings, Ltd.	5,979	658	0.0%
	XL Group P.L.C.	56,712	2,109,686	0.1%
Total Financials			314,132,156	14.3%

Health Care — (3.0%)
#*	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	212,104	0.0%
*	BTG P.L.C.	1,329,188	13,106,763	0.6%
*	Circassia Pharmaceuticals P.L.C.	81,344	374,835	0.0%
	Consort Medical P.L.C.	233,849	3,341,968	0.2%
	Dechra Pharmaceuticals P.L.C.	435,176	6,723,215	0.3%
	Genus P.L.C.	287,393	6,435,705	0.3%
	Hikma Pharmaceuticals P.L.C.	391,245	11,884,325	0.5%
*	Oxford Biomedica P.L.C.	2,557,511	367,792	0.0%
*	Skyepharma P.L.C.	322,164	1,367,328	0.1%
	Synergy Health P.L.C.	300,498	8,123,772	0.4%
	UDG Healthcare P.L.C.	1,187,772	9,138,711	0.4%
*	Vectura Group P.L.C.	2,022,409	5,713,097	0.3%
Total Health Care			66,789,615	3.1%

Industrials — (23.7%)
	Air Partner P.L.C.	40,969	265,617	0.0%
	Alumasc Group P.L.C. (The)	120,110	312,436	0.0%
	Avon Rubber P.L.C.	92,516	1,173,090	0.1%
	Balfour Beatty P.L.C.	3,614,898	13,733,336	0.6%
	BBA Aviation P.L.C.	2,696,604	12,769,376	0.6%
	Berendsen P.L.C.	875,545	14,015,620	0.6%
	Bodycote P.L.C.	1,210,345	12,811,171	0.6%
	Braemar Shipping Services P.L.C.	84,411	628,631	0.0%
#	Brammer P.L.C.	579,340	2,808,726	0.1%
#	Camellia P.L.C.	2,396	360,408	0.0%
	Cape P.L.C.	652,419	2,591,734	0.1%
#	Carillion P.L.C.	2,262,152	12,144,090	0.6%
	Carr's Group P.L.C.	343,111	882,504	0.0%
	Castings P.L.C.	157,187	1,050,394	0.1%
	Chemring Group P.L.C.	1,175,355	4,063,004	0.2%
	Clarkson P.L.C.	59,294	2,549,425	0.1%
	Cobham P.L.C.	5,783,297	23,885,029	1.1%
	Communisis P.L.C.	1,077,829	786,744	0.0%
	Costain Group P.L.C.	403,810	2,083,810	0.1%
	DCC P.L.C.	441,845	34,698,179	1.6%
	De La Rue P.L.C.	534,645	4,409,737	0.2%
#	Dialight P.L.C.	72,337	582,108	0.0%

4

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Diploma P.L.C.	592,303	$7,508,812	0.3%
	Fenner P.L.C.	1,094,548	3,563,925	0.2%
*	Firstgroup P.L.C.	5,674,758	10,645,285	0.5%
	Galliford Try P.L.C.	390,221	10,662,322	0.5%
	Go-Ahead Group P.L.C.	230,051	9,521,685	0.4%
	Goodwin P.L.C.	383	15,220	0.0%
	Grafton Group P.L.C.	891,452	10,866,569	0.5%
	Harvey Nash Group P.L.C.	46,693	75,275	0.0%
	Hays P.L.C.	7,231,761	18,546,554	0.9%
	Hogg Robinson Group P.L.C.	134,014	128,222	0.0%
	Homeserve P.L.C.	1,447,571	9,798,796	0.5%
	IMI P.L.C.	860,731	15,215,555	0.7%
	Interserve P.L.C.	729,985	7,566,899	0.3%
	Keller Group P.L.C.	385,812	6,201,256	0.3%
	Kier Group P.L.C.	414,672	9,261,943	0.4%
	Latchways P.L.C.	35,007	431,997	0.0%
	Lavendon Group P.L.C.	798,416	2,491,567	0.1%
	Management Consulting Group P.L.C.	1,467,589	350,988	0.0%
	Mears Group P.L.C.	547,340	3,615,223	0.2%
	Melrose Industries P.L.C.	5,316,813	20,665,026	0.9%
	Michael Page International P.L.C.	1,474,486	12,611,823	0.6%
	Mitie Group P.L.C.	1,946,549	9,639,369	0.4%
	Morgan Advanced Materials P.L.C.	1,548,695	7,942,764	0.4%
	Morgan Sindall Group P.L.C.	193,501	2,508,384	0.1%
	National Express Group P.L.C.	2,259,759	10,919,281	0.5%
	Norcros P.L.C.	127,268	38,350	0.0%
	Northgate P.L.C.	726,631	6,556,992	0.3%
	PayPoint P.L.C.	239,638	3,719,696	0.2%
	QinetiQ Group P.L.C.	3,168,206	11,154,849	0.5%
	Regus P.L.C.	3,349,423	13,723,684	0.6%
*	Renold P.L.C.	193,435	247,023	0.0%
	Rentokil Initial P.L.C.	9,327,890	21,663,488	1.0%
	Ricardo P.L.C.	271,675	3,678,395	0.2%
	Robert Walters P.L.C.	385,140	2,448,134	0.1%
	Rotork P.L.C.	4,385,840	16,032,763	0.7%
	RPS Group P.L.C.	1,252,021	4,432,637	0.2%
	Senior P.L.C.	2,152,947	9,702,239	0.4%
	Serco Group P.L.C.	1,401,700	2,599,291	0.1%
*	Severfield P.L.C.	1,262,597	1,357,993	0.1%
	Shanks Group P.L.C.	2,407,651	3,852,811	0.2%
	SIG P.L.C.	3,190,506	10,046,452	0.5%
	Speedy Hire P.L.C.	2,890,020	3,216,241	0.2%
	Spirax-Sarco Engineering P.L.C.	375,083	20,005,168	0.9%
	St Ives P.L.C.	657,471	1,858,889	0.1%
	Stagecoach Group P.L.C.	2,171,102	13,776,920	0.6%
	Sthree P.L.C.	407,731	2,402,324	0.1%
	T Clarke P.L.C.	147,457	174,890	0.0%
	Tarsus Group P.L.C.	207,820	693,233	0.0%
	Tribal Group P.L.C.	151,222	376,486	0.0%
	Trifast P.L.C.	447,201	864,126	0.0%
	UK Mail Group P.L.C.	190,510	1,565,672	0.1%
	Ultra Electronics Holdings P.L.C.	359,985	10,022,499	0.5%

5

The United Kingdom Small Company Series
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Industrials — (Continued)
Vesuvius P.L.C.	1,399,956	$9,330,674	0.4%
#* Volex P.L.C.	307,047	398,845	0.0%
Vp P.L.C.	161,571	1,980,570	0.1%
* Wincanton P.L.C.	576,136	1,648,876	0.1%
WS Atkins P.L.C.	506,584	12,056,697	0.6%
XP Power, Ltd.	74,995	1,846,658	0.1%
Total Industrials		532,833,474	24.3%

Information Technology — (8.9%)
Acal P.L.C.	202,289	988,422	0.0%
Anite P.L.C.	1,629,701	3,250,055	0.2%
Aveva Group P.L.C.	302,691	8,609,198	0.4%
Computacenter P.L.C.	386,462	4,720,390	0.2%
CSR P.L.C.	916,815	12,584,009	0.6%
E2V Technologies P.L.C.	741,616	2,926,398	0.1%
Electrocomponents P.L.C.	2,464,891	8,188,630	0.4%
Fidessa Group P.L.C.	165,096	5,898,707	0.3%
* Filtronic P.L.C.	4,262	553	0.0%
Halma P.L.C.	1,965,372	23,517,316	1.1%
#* Imagination Technologies Group P.L.C.	1,352,083	4,700,122	0.2%
Innovation Group P.L.C.	5,088,155	2,477,769	0.1%
Laird P.L.C.	1,502,201	8,674,630	0.4%
Micro Focus International P.L.C.	671,015	14,334,422	0.7%
Moneysupermarket.com Group P.L.C.	1,983,042	9,055,954	0.4%
NCC Group P.L.C.	535,304	1,814,090	0.1%
Oxford Instruments P.L.C.	184,343	2,809,848	0.1%
Pace P.L.C.	1,453,325	8,496,378	0.4%
Phoenix IT Group P.L.C.	197,611	515,796	0.0%
Playtech P.L.C.	943,406	12,131,241	0.6%
Premier Farnell P.L.C.	2,086,501	5,670,051	0.3%
Renishaw P.L.C.	181,974	6,538,644	0.3%
RM P.L.C.	318,504	765,771	0.0%
SDL P.L.C.	401,780	2,624,364	0.1%
Sepura P.L.C.	249,188	620,611	0.0%
Spectris P.L.C.	615,718	20,399,594	0.9%
Spirent Communications P.L.C.	2,856,352	4,070,937	0.2%
Telecity Group P.L.C.	1,011,062	16,332,400	0.7%
TT electronics P.L.C.	823,063	1,876,417	0.1%
Xaar P.L.C.	310,856	2,273,857	0.1%
Xchanging P.L.C.	1,317,646	2,492,450	0.1%
Total Information Technology		199,359,024	9.1%

Materials — (7.6%)
Acacia Mining P.L.C.	703,997	3,338,003	0.1%
Alent P.L.C.	1,291,364	7,468,269	0.3%
British Polythene Industries P.L.C.	137,146	1,449,799	0.1%
Carclo P.L.C.	213,640	498,602	0.0%
Centamin P.L.C.	6,175,110	5,999,288	0.3%
Croda International P.L.C.	447,752	19,360,398	0.9%
DS Smith P.L.C.	4,938,232	29,946,332	1.4%
Elementis P.L.C.	2,320,986	9,345,375	0.4%
Essentra P.L.C.	1,327,499	20,702,334	0.9%

6

The United Kingdom Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	Evraz P.L.C.	1,320,704	$2,554,380	0.1%
	Ferrexpo P.L.C.	922,725	964,972	0.0%
	Gem Diamonds, Ltd.	546,319	1,246,504	0.1%
	Hill & Smith Holdings P.L.C.	420,222	4,472,813	0.2%
#*	Hochschild Mining P.L.C.	797,908	1,194,614	0.1%
*	KAZ Minerals P.L.C.	1,340,932	4,280,753	0.2%
#*	Lonmin P.L.C.	2,126,996	3,744,484	0.2%
	Low & Bonar P.L.C.	1,106,356	1,210,651	0.1%
	Marshalls P.L.C.	975,540	4,788,649	0.2%
#*	Petra Diamonds, Ltd.	1,551,908	3,632,947	0.2%
#*	Petropavlovsk P.L.C.	14,546,334	1,697,053	0.1%
	Rexam P.L.C.	861,780	7,474,251	0.3%
	RPC Group P.L.C.	1,260,374	13,215,383	0.6%
	Synthomer P.L.C.	1,307,065	6,386,257	0.3%
#	Vedanta Resources P.L.C.	464,354	3,792,282	0.2%
	Victrex P.L.C.	408,486	12,381,355	0.5%
	Zotefoams P.L.C.	93,537	499,067	0.0%
Total Materials			171,644,815	7.8%

Telecommunication Services — (3.0%)
	Cable & Wireless Communications P.L.C.	17,674,056	18,474,426	0.9%
*	Colt Group SA	1,542,187	4,581,464	0.2%
	Inmarsat P.L.C.	1,728,432	24,847,072	1.1%
	Kcom Group P.L.C.	3,069,403	4,516,744	0.2%
#	TalkTalk Telecom Group P.L.C.	2,611,397	15,681,405	0.7%
Total Telecommunication Services			68,101,111	3.1%

Utilities — (1.8%)
	Dee Valley Group P.L.C.	12,109	266,345	0.0%
	Drax Group P.L.C.	2,075,260	11,350,372	0.5%
	Pennon Group P.L.C.	2,002,765	25,512,873	1.2%
#	Telecom Plus P.L.C.	186,307	2,900,309	0.1%
Total Utilities			40,029,899	1.8%
TOTAL COMMON STOCKS			2,181,983,919	99.5%

SECURITIES LENDING COLLATERAL — (3.0%)
§@	DFA Short Term Investment Fund	5,909,743	68,375,732	3.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,624,995,337)^			$2,250,359,651	102.6%

7

The United Kingdom Small Company Series
CONTINUED

Summary of the Series' investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	—	$587,347,227	—	$587,347,227
Consumer Staples	—	108,946,893	—	108,946,893
Energy	—	92,799,705	—	92,799,705
Financials	$2,109,686	312,022,470	—	314,132,156
Health Care	—	66,789,615	—	66,789,615
Industrials	—	532,833,474	—	532,833,474
Information Technology	—	199,359,024	—	199,359,024
Materials	—	171,644,815	—	171,644,815
Telecommunication Services	—	68,101,111	—	68,101,111
Utilities	—	40,029,899	—	40,029,899
Securities Lending Collateral	—	68,375,732	—	68,375,732
TOTAL	$2,109,686	$2,248,249,965	—	$2,250,359,651

8

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (89.1%)
AUSTRIA — (2.2%)
	Agrana Beteiligungs AG	16,785	$1,478,068	0.0%
#	AMAG Austria Metall AG	3,703	129,578	0.0%
	Atrium European Real Estate, Ltd.	593,863	2,733,865	0.1%
	Austria Technologie & Systemtechnik AG	154,803	2,243,327	0.1%
	BUWOG AG	138,134	2,684,548	0.1%
	CA Immobilien Anlagen AG	124,466	2,168,969	0.1%
#*	Conwert Immobilien Invest SE	305,933	3,880,253	0.1%
	DO & CO AG	25,483	2,388,118	0.1%
	EVN AG	199,009	2,178,003	0.1%
	Flughafen Wien AG	13,681	1,188,291	0.0%
*	IMMOFINANZ AG	15,360	36,277	0.0%
	Josef Manner & Co. AG	870	46,425	0.0%
*	Kapsch TrafficCom AG	30,685	759,212	0.0%
	Lenzing AG	50,146	3,580,408	0.1%
	Mayr Melnhof Karton AG	48,973	5,527,898	0.2%
	Oberbank AG	39,176	2,257,620	0.1%
	Oesterreichische Post AG	191,387	8,809,074	0.3%
	Palfinger AG	75,648	2,315,198	0.1%
	POLYTEC Holding AG	92,160	810,055	0.0%
	Porr AG	45,540	1,448,989	0.0%
	Raiffeisen Bank International AG	231,034	3,361,826	0.1%
	RHI AG	124,996	3,109,568	0.1%
	Rosenbauer International AG	18,332	1,545,378	0.0%
	S IMMO AG	308,031	2,559,246	0.1%
#	Schoeller-Bleckmann Oilfield Equipment AG	52,123	3,161,462	0.1%
	Semperit AG Holding	69,369	2,858,920	0.1%
	Strabag SE	99,312	2,215,077	0.1%
	UBM Development AG	314	13,052	0.0%
	UNIQA Insurance Group AG	537,993	4,853,697	0.1%
#	Verbund AG	41,973	610,814	0.0%
	Wienerberger AG	552,075	8,691,450	0.2%
*	Wolford AG	11,252	282,802	0.0%
	Zumtobel Group AG	163,111	4,842,036	0.1%
TOTAL AUSTRIA			84,769,504	2.5%

BELGIUM — (3.7%)
#*	Ablynx NV	295,235	3,634,349	0.1%
	Ackermans & van Haaren NV	134,383	19,146,627	0.6%
*	AGFA-Gevaert NV	965,465	2,693,852	0.1%
	Atenor Group	6,218	285,497	0.0%
	Banque Nationale de Belgique	986	3,380,767	0.1%
	Barco NV	65,535	4,203,583	0.1%
*	BHF Kleinwort Benson Group	329,899	1,611,835	0.1%
	bpost SA	150,788	4,146,682	0.1%
	Cie d'Entreprises CFE	48,745	6,058,776	0.2%
	Cie Immobiliere de Belgique SA	14,373	783,950	0.0%
*	Cie Maritime Belge SA	63,930	914,783	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	111	320,458	0.0%
	D'ieteren SA	125,779	4,500,334	0.1%
	Deceuninck NV	358,205	748,869	0.0%

1

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
#	Econocom Group SA	343,333	$2,820,357	0.1%
	Elia System Operator SA	169,789	6,880,667	0.2%
	Euronav NV	579,855	8,520,728	0.2%
	EVS Broadcast Equipment SA	74,156	2,148,241	0.1%
#	Exmar NV	174,456	1,738,411	0.1%
#	Fagron	124,526	5,152,549	0.2%
#	Gimv NV	14,240	679,799	0.0%
*	Hamon & CIE SA	4,508	46,551	0.0%
	Ion Beam Applications	111,983	3,046,552	0.1%
	Jensen-Group NV	13,482	295,416	0.0%
	Kinepolis Group NV	94,699	3,711,863	0.1%
	Lotus Bakeries	1,441	2,116,903	0.1%
#*	MDxHealth	180,487	884,803	0.0%
	Melexis NV	112,598	6,544,255	0.2%
*	Mobistar SA	167,280	3,170,356	0.1%
#	NV Bekaert SA	183,930	5,191,745	0.2%
*	Nyrstar NV	1,704,363	6,117,226	0.2%
*	Option NV	131,335	41,104	0.0%
	Picanol	28,800	1,651,844	0.1%
*	RealDolmen	8,137	170,467	0.0%
*	RealDolmen NV	120	3	0.0%
#	Recticel SA	199,797	1,086,115	0.0%
*	Rentabiliweb Group	18,045	138,868	0.0%
	Resilux	5,006	854,671	0.0%
*	Roularta Media Group NV	10,263	161,776	0.0%
	Sioen Industries NV	50,430	841,645	0.0%
#	Sipef SA	29,613	1,575,446	0.0%
	TER Beke SA	2,260	186,075	0.0%
*	Tessenderlo Chemie NV	190,301	7,329,298	0.2%
#*	ThromboGenics NV	159,152	890,800	0.0%
	Umicore SA	281,822	13,382,748	0.4%
	Van de Velde NV	36,017	2,070,049	0.1%
*	Viohalco SA	583,796	1,538,158	0.0%
TOTAL BELGIUM			143,415,851	4.2%

DENMARK — (4.4%)
	ALK-Abello A.S.	30,494	3,557,483	0.1%
	Alm Brand A.S.	468,716	2,997,660	0.1%
#	Ambu A.S. Class B	122,859	3,207,722	0.1%
	Arkil Holding A.S. Class B	504	78,850	0.0%
	Auriga Industries A.S. Class B	93,653	32,879	0.0%
#*	Bang & Olufsen A.S.	167,328	1,437,566	0.1%
	BankNordik P/F	1,753	31,821	0.0%
*	Bavarian Nordic A.S.	139,707	6,506,603	0.2%
	Brodrene Hartmann A.S.	13,519	514,944	0.0%
#*	D/S Norden A.S.	125,261	3,155,324	0.1%
	Dfds A.S.	31,242	4,325,148	0.1%
	Djurslands Bank A.S.	8,970	321,639	0.0%
	FE Bording A.S.	426	52,091	0.0%
#	FLSmidth & Co. A.S.	260,041	12,495,765	0.4%
	Fluegger A.S. Class B	4,198	237,240	0.0%
*	Genmab A.S.	217,338	18,890,703	0.6%

2

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	GN Store Nord A.S.	826,732	$17,060,623	0.5%
*	GPV Industri A.S. Series B	2,200	—	0.0%
*	Greentech Energy Systems A.S.	12,775	16,412	0.0%
	Gronlandsbanken A.S.	1,125	104,069	0.0%
*	H Lundbeck A.S.	206,262	3,968,585	0.1%
*	H+H International A.S. Class B	40,093	347,537	0.0%
	Harboes Bryggeri A.S. Class B	16,516	252,906	0.0%
	IC Group A.S.	38,440	1,074,443	0.0%
*	Jeudan A.S.	4,782	488,446	0.0%
*	Jyske Bank A.S.	195,651	9,824,934	0.3%
	Lan & Spar Bank	4,981	312,464	0.0%
	NKT Holding A.S.	120,172	6,893,436	0.2%
	Nordjyske Bank A.S.	24,950	439,707	0.0%
*	Parken Sport & Entertainment A.S.	33,556	285,939	0.0%
	PER Aarsleff A.S. Class B	10,732	3,679,143	0.1%
	Ringkjoebing Landbobank A.S.	23,199	5,144,884	0.2%
	Roblon A.S. Class B	2,700	121,982	0.0%
	Rockwool International A.S. Class B	29,610	4,440,554	0.1%
	Royal Unibrew A.S.	227,860	7,788,026	0.2%
	RTX A.S.	29,629	321,247	0.0%
*	Santa Fe Group A.S.	67,465	564,006	0.0%
	Schouw & Co.	71,589	3,740,326	0.1%
	SimCorp A.S.	209,269	8,329,659	0.2%
	Solar A.S. Class B	26,813	1,461,074	0.1%
	Spar Nord Bank A.S.	365,451	4,044,011	0.1%
	Sydbank A.S.	351,217	13,415,769	0.4%
	Tivoli A.S.	937	553,172	0.0%
#*	TK Development A.S.	547,584	727,149	0.0%
*	Topdanmark A.S.	491,266	13,169,540	0.4%
*	Topsil Semiconductor Matls	886,257	58,636	0.0%
#	United International Enterprises	10,218	1,679,589	0.1%
#*	Vestjysk Bank A.S.	53,413	78,507	0.0%
#*	Zealand Pharma A.S.	56,474	935,845	0.0%
TOTAL DENMARK			169,166,058	4.9%

FINLAND — (6.5%)
	Afarak Group Oyj	102,089	41,975	0.0%
	Ahlstrom Oyj	46,794	406,708	0.0%
	Aktia Bank Oyj	57,130	677,396	0.0%
	Alandsbanken Abp Class B	21,354	375,072	0.0%
	Alma Media Oyj	268,739	948,002	0.0%
	Amer Sports Oyj	641,324	17,091,109	0.5%
	Apetit Oyj	18,766	292,685	0.0%
	Aspo Oyj	92,762	774,153	0.0%
	Atria Oyj	44,898	458,810	0.0%
	BasWare Oyj	43,305	1,931,019	0.1%
#*	Biotie Therapies Oyj	1,328,788	341,313	0.0%
	Cargotec Oyj	238,920	9,073,281	0.3%
	Caverion Corp.	522,975	5,205,945	0.2%
	Citycon Oyj	1,437,440	3,595,687	0.1%
	Comptel Oyj	326,527	462,330	0.0%
	Cramo Oyj	185,070	3,570,643	0.1%
3

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Digia Oyj	48,912	$235,567	0.0%
#	Elektrobit Oyj	355,564	1,863,125	0.1%
	Elisa Oyj	734,075	23,257,723	0.7%
	F-Secure Oyj	524,454	1,836,098	0.1%
*	Finnair Oyj	413,220	1,271,763	0.0%
*	Finnlines Oyj	120,809	2,223,450	0.1%
#	Fiskars Oyj Abp	190,312	4,345,915	0.1%
*	GeoSentric Oyj	244,900	—	0.0%
	Glaston Oyj Abp	46,084	25,388	0.0%
	HKScan Oyj Class A	142,670	848,801	0.0%
	Huhtamaki Oyj	457,047	14,124,877	0.4%
	Ilkka-Yhtyma Oyj	61,503	161,764	0.0%
	Kemira Oyj	627,415	7,130,591	0.2%
	Kesko Oyj Class A	1,480	48,678	0.0%
	Kesko Oyj Class B	335,156	11,670,888	0.3%
	Konecranes Oyj	251,588	7,332,877	0.2%
#	Lassila & Tikanoja Oyj	171,857	2,952,427	0.1%
*	Lemminkainen Oyj	30,098	391,525	0.0%
	Metsa Board Oyj	1,498,878	9,305,208	0.3%
	Metso Oyj	435,774	11,976,818	0.3%
	Munksjo Oyj	24,345	260,706	0.0%
	Neste Oyj	395,051	10,077,763	0.3%
	Nokian Renkaat Oyj	613,904	19,233,857	0.6%
#	Okmetic Oyj	66,625	523,620	0.0%
	Olvi Oyj Class A	68,347	2,002,552	0.1%
*	Oriola-KD Oyj Class A	6,054	27,632	0.0%
*	Oriola-KD Oyj Class B	628,439	2,896,786	0.1%
	Orion Oyj Class A	126,645	4,451,830	0.1%
	Orion Oyj Class B	409,240	14,334,997	0.4%
*	Outokumpu Oyj	1,055,895	5,319,719	0.2%
#	Outotec Oyj	674,728	4,345,605	0.1%
	PKC Group Oyj	110,946	2,452,796	0.1%
	Ponsse Oy	45,516	683,457	0.0%
*	Poyry Oyj	188,253	794,339	0.0%
	Raisio Oyj Class V	548,453	2,468,939	0.1%
	Ramirent Oyj	336,343	2,456,051	0.1%
	Rapala VMC Oyj	109,543	647,502	0.0%
	Revenio Group Oyj	23,248	502,588	0.0%
	Saga Furs Oyj	10,953	294,347	0.0%
#	Sanoma Oyj	368,215	1,909,700	0.1%
	SRV Group Oyj	9,181	38,004	0.0%
*	Stockmann Oyj Abp(5462371)	42,474	293,290	0.0%
#*	Stockmann Oyj Abp(5462393)	134,490	931,535	0.0%
	Technopolis Oyj	562,359	2,268,517	0.1%
	Teleste Oyj	51,802	421,521	0.0%
	Tieto Oyj	295,694	6,903,845	0.2%
	Tikkurila Oyj	190,569	3,789,378	0.1%
#	Uponor Oyj	283,661	4,272,090	0.1%
#	Vaisala Oyj Class A	44,325	1,162,257	0.0%
	Valmet OYJ	234,166	2,632,247	0.1%
	Viking Line Abp	10,366	193,114	0.0%

4

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	YIT Oyj	484,437	$3,463,258	0.1%
TOTAL FINLAND			248,303,453	7.2%

FRANCE — (10.9%)
	ABC Arbitrage	24,398	136,375	0.0%
	Actia Group	48,398	345,318	0.0%
#*	Air France-KLM	1,111,495	7,841,870	0.2%
	Akka Technologies SA	46,502	1,650,777	0.1%
	Albioma SA	99,556	1,514,885	0.1%
	Altamir	78,941	917,227	0.0%
#	Alten SA	133,207	6,200,424	0.2%
	Altran Technologies SA	758,536	8,161,601	0.2%
	April SA	74,473	1,012,839	0.0%
#*	Archos	111,720	255,544	0.0%
#	Arkema SA	121,140	8,756,913	0.3%
	Assystem	63,007	1,121,564	0.0%
	Aubay	23,726	373,483	0.0%
	Audika Groupe	22,298	436,921	0.0%
	Aurea SA	2,850	16,917	0.0%
	Axway Software SA	28,746	646,140	0.0%
	Bastide le Confort Medical	8,920	181,021	0.0%
#	Beneteau SA	202,022	3,442,605	0.1%
	BioMerieux	70,634	7,532,590	0.2%
	Boiron SA	38,334	3,758,617	0.1%
#	Bollore SA	756,573	4,047,229	0.1%
	Bonduelle S.C.A.	75,204	1,910,030	0.1%
	Burelle SA	3,739	2,666,190	0.1%
	Catering International Services	14,124	294,290	0.0%
*	Cegedim SA	21,041	889,745	0.0%
	Cegid Group SA	26,749	1,126,517	0.0%
*	CGG SA	564,958	3,178,657	0.1%
	Chargeurs SA	91,724	679,821	0.0%
	Cie des Alpes	38,937	729,772	0.0%
*	Derichebourg SA	530,525	1,704,163	0.1%
	Devoteam SA	26,531	747,470	0.0%
	Edenred	337,291	8,334,035	0.3%
	Eiffage SA	165,385	9,209,051	0.3%
	Electricite de Strasbourg SA	21,168	2,574,256	0.1%
#*	Eramet	28,909	2,244,354	0.1%
*	Esso SA Francaise	14,431	812,507	0.0%
*	Etablissements Maurel et Prom	415,136	3,090,134	0.1%
	Euler Hermes Group	51,124	5,139,965	0.2%
#	Eurofins Scientific SE	46,767	14,238,436	0.4%
	Exel Industries Class A	10,330	541,362	0.0%
	Faiveley Transport SA	34,183	2,572,298	0.1%
#	Faurecia	278,390	11,508,941	0.3%
#	Fimalac	30,457	2,672,293	0.1%
	Fleury Michon SA	5,962	378,629	0.0%
*	GameLoft SE	305,202	1,304,927	0.0%
	Gaumont SA	13,521	679,131	0.0%
	Gaztransport Et Technigaz SA	18,765	1,186,929	0.0%
	GEA	2,433	203,920	0.0%

5

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
#*	GECI International	59,392	$—	0.0%
	Gevelot SA	3,466	491,687	0.0%
#	GFI Informatique SA	868	5,704	0.0%
	GL Events	46,718	942,472	0.0%
	Groupe Crit	23,459	1,179,219	0.0%
	Groupe Flo	35,997	95,627	0.0%
*	Groupe Fnac	32,455	1,953,121	0.1%
#	Groupe Gorge	20,272	554,053	0.0%
	Groupe Open	26,685	351,170	0.0%
	Guerbet	31,641	1,352,591	0.1%
	Haulotte Group SA	69,702	1,267,586	0.0%
	Havas SA	157,967	1,318,371	0.0%
#*	Hi-Media SA	270,385	326,473	0.0%
*	HiPay Group SA	270,385	358,712	0.0%
	Imerys SA	16,259	1,247,278	0.0%
	Ingenico Group	180	21,177	0.0%
	Interparfums SA	48,452	1,320,949	0.0%
	Ipsen SA	169,610	9,401,285	0.3%
	IPSOS	154,507	3,999,087	0.1%
	Jacquet Metal Service	64,275	1,274,927	0.0%
#	Korian-Medica	187,826	6,242,964	0.2%
	Lagardere SCA	610,002	17,849,161	0.5%
	Lanson-BCC	8,795	340,551	0.0%
	Laurent-Perrier	12,372	1,135,364	0.0%
#*	Le Noble Age	20,441	459,389	0.0%
	Lectra	114,150	1,636,051	0.1%
	Linedata Services	2,105	62,333	0.0%
	LISI	90,897	2,554,703	0.1%
#	Maisons France Confort SA	15,298	650,726	0.0%
	Manitou BF SA	48,399	918,323	0.0%
	Manutan International	14,076	669,351	0.0%
	Mersen	70,493	1,728,041	0.1%
#*	METabolic EXplorer SA	125,599	522,621	0.0%
	Metropole Television SA	289,948	5,646,778	0.2%
	MGI Coutier	48,225	763,968	0.0%
#	Montupet	36,225	2,613,538	0.1%
	Mr Bricolage	30,731	437,633	0.0%
#	Naturex	29,622	2,062,246	0.1%
	Neopost SA	173,646	7,472,695	0.2%
*	Nexans SA	166,651	6,267,345	0.2%
#	Nexity SA	156,226	6,144,231	0.2%
	NextRadioTV	28,596	898,548	0.0%
	Norbert Dentressangle SA	20,301	4,936,210	0.2%
*	NRJ Group	70,145	564,263	0.0%
	Oeneo SA	55,721	366,464	0.0%
#*	Onxeo SA	48,958	271,030	0.0%
*	Orco Property Group SA	167,788	61,948	0.0%
#	Orpea	195,864	13,716,106	0.4%
	Paris Orleans SA	4,421	140,941	0.0%
*	Parrot SA	46,115	2,060,901	0.1%
*	Pierre & Vacances SA	25,491	811,400	0.0%
	Plastic Omnium SA	314,250	8,039,171	0.2%

6

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	PSB Industries SA	8,161	$427,244	0.0%
	Rallye SA	115,977	3,494,422	0.1%
#*	Recylex SA	83,164	175,745	0.0%
#	Rexel SA	388,947	6,276,290	0.2%
	Robertet SA	3,063	696,006	0.0%
#	Rubis SCA	183,377	12,570,814	0.4%
#	Saft Groupe SA	152,045	5,938,694	0.2%
	Samse SA	8,068	1,015,431	0.0%
	Sartorius Stedim Biotech	17,684	4,878,482	0.2%
	Savencia SA	33,142	2,105,398	0.1%
	SEB SA	116,297	10,864,041	0.3%
	Seche Environnement SA	11,799	403,971	0.0%
	Securidev SA	2,500	92,344	0.0%
#*	Sequana SA	112,413	523,690	0.0%
	Societe d'Edition de Canal +	280,552	2,381,467	0.1%
#	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	60,258	2,194,741	0.1%
	Societe Internationale de Plantations d'Heveas SA	7,523	285,304	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	120,854	0.0%
	Societe pour l'Informatique Industrielle	39,566	306,820	0.0%
	Societe Television Francaise 1	602,110	10,358,702	0.3%
#*	SOITEC	1,025,058	789,820	0.0%
#*	Solocal Group	5,109,939	2,547,792	0.1%
#	Somfy SA	21,025	6,211,747	0.2%
	Sopra Steria Group	69,780	6,286,055	0.2%
*	Spir Communication SA	4,687	68,043	0.0%
	Stallergenes SA	12,038	735,373	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	59,653	689,147	0.0%
	Stef SA	28,166	1,841,902	0.1%
#*	Store Electronic	12,202	148,298	0.0%
	Sword Group	30,475	664,448	0.0%
	Synergie SA	70,320	1,712,213	0.1%
	Technicolor SA	1,457,048	9,529,456	0.3%
	Teleperformance	300,192	21,222,582	0.6%
	Tessi SA	6,807	658,119	0.0%
	TFF Group	4,849	446,067	0.0%
*	Theolia SA	614,855	418,789	0.0%
#	Thermador Groupe	12,764	1,066,975	0.0%
	Total Gabon	1,515	428,592	0.0%
	Touax SA	4,773	78,890	0.0%
	Trigano SA	46,958	1,893,718	0.1%
*	UBISOFT Entertainment	508,994	9,100,142	0.3%
	Union Financiere de France BQE SA	16,855	477,700	0.0%
#	Vallourec SA	246,190	5,029,568	0.2%
#*	Valneva SE	218,939	943,541	0.0%
	Vetoquinol SA	16,625	689,193	0.0%
	Vicat	64,582	4,427,829	0.1%
	VIEL & Cie SA	152,944	480,843	0.0%
#	Vilmorin & Cie SA	26,220	2,206,600	0.1%
#	Virbac SA	21,608	4,632,159	0.1%
	VM Materiaux SA	6,914	185,730	0.0%

7

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Vranken-Pommery Monopole SA	18,262	$565,776	0.0%
TOTAL FRANCE			415,762,733	12.0%

GERMANY — (13.9%)
*	AAP Implantate AG	1,361	3,690	0.0%
	Aareal Bank AG	409,233	16,090,613	0.5%
	Adler Modemaerkte AG	41,855	478,173	0.0%
*	ADVA Optical Networking SE	188,293	1,800,113	0.1%
*	Air Berlin P.L.C.	112,467	143,358	0.0%
#*	Aixtron SE	396,410	2,678,580	0.1%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	519	24,170	0.0%
	Allgeier SE	25,710	466,866	0.0%
	Amadeus Fire AG	25,142	2,243,602	0.1%
*	AS Creation Tapeten	7,109	229,671	0.0%
	Aurubis AG	173,775	10,208,860	0.3%
	Axel Springer SE	78,587	4,127,360	0.1%
#*	Balda AG	123,448	330,068	0.0%
	Basler AG	2,453	144,698	0.0%
#	Bauer AG	52,114	893,845	0.0%
#	BayWa AG(5838057)	69,874	2,365,476	0.1%
	BayWa AG(5838068)	124	5,022	0.0%
	Bechtle AG	77,626	5,880,714	0.2%
	Bertrandt AG	23,558	3,091,379	0.1%
#	Bijou Brigitte AG	18,748	1,175,237	0.0%
#	Bilfinger SE	224,500	8,497,422	0.3%
#	Biotest AG	20,102	1,568,536	0.1%
*	BKN International AG	33,408	—	0.0%
#	Borussia Dortmund GmbH & Co. KGaA	397,467	1,498,601	0.1%
#	CANCOM SE	74,570	2,683,967	0.1%
	Carl Zeiss Meditec AG	156,601	3,995,018	0.1%
	CENIT AG	41,439	703,603	0.0%
#	CENTROTEC Sustainable AG	41,865	662,951	0.0%
	Cewe Stiftung & Co. KGAA	30,523	1,707,870	0.1%
	Comdirect Bank AG	173,523	1,777,721	0.1%
	CompuGroup Medical AG	112,451	3,931,986	0.1%
*	Constantin Medien AG	340,089	626,595	0.0%
	CropEnergies AG	107,882	467,902	0.0%
	CTS Eventim AG & Co. KGaA	211,847	7,714,585	0.2%
	Data Modul AG	11,455	427,256	0.0%
	DEAG Deutsche Entertainment AG	10,617	64,898	0.0%
#	Delticom AG	25,140	589,068	0.0%
	Deutsche Annington Immobilien SE	—	4	0.0%
	Deutsche Beteiligungs AG	28,192	868,558	0.0%
	Deutsche Wohnen AG	74,925	1,717,714	0.1%
	Deutz AG	425,599	2,439,380	0.1%
*	Dialog Semiconductor P.L.C.	338,103	18,282,847	0.5%
#	DIC Asset AG	13,115	116,984	0.0%
	DMG Mori AG	308,295	11,126,957	0.3%
	Dr Hoenle AG	25,078	625,533	0.0%
	Draegerwerk AG & Co. KGaA	7,725	641,596	0.0%
	Drillisch AG	220,824	9,836,600	0.3%

8

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
GERMANY — (Continued)
	Duerr AG	126,478	$11,781,724	0.3%
	Eckert & Ziegler AG	17,297	461,675	0.0%
	Elmos Semiconductor AG	53,117	1,102,395	0.0%
	ElringKlinger AG	157,981	4,248,657	0.1%
	Erlus AG	2,970	198,651	0.0%
#*	Euromicron AG	32,612	329,758	0.0%
#*	Evotec AG	1,103,203	4,367,801	0.1%
	Fielmann AG	73,816	5,016,892	0.2%
*	First Sensor AG	19,888	230,521	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	272,649	0.0%
	Fraport AG Frankfurt Airport Services Worldwide	19,479	1,223,520	0.0%
	Freenet AG	638,935	21,521,714	0.6%
	Fuchs Petrolub SE	151,451	5,782,442	0.2%
	Gerresheimer AG	159,109	9,912,730	0.3%
#	Gerry Weber International AG	131,165	3,009,199	0.1%
	Gesco AG	14,489	1,188,965	0.0%
	GFK SE	73,939	3,237,448	0.1%
#	GFT Technologies AG	84,355	1,740,791	0.1%
	Grammer AG	81,021	2,678,767	0.1%
	Grenkeleasing AG	31,630	4,562,509	0.1%
*	H&R AG	49,117	413,889	0.0%
	Hamburger Hafen und Logistik AG	120,155	2,429,351	0.1%
#*	Heidelberger Druckmaschinen AG	1,385,127	3,071,086	0.1%
	Highlight Communications AG	94,846	487,046	0.0%
	Hochtief AG	7,756	601,246	0.0%
	Homag Group AG	27,126	1,057,798	0.0%
	Hornbach Baumarkt AG	8,436	310,306	0.0%
	Indus Holding AG	129,276	6,515,035	0.2%
#	Init Innovation In Traffic Systems AG	20,102	551,551	0.0%
	Isra Vision AG	16,451	1,080,286	0.0%
	Jenoptik AG	230,137	2,774,726	0.1%
*	Joyou AG	19,317	4,743	0.0%
	K+S AG	292,052	12,315,193	0.4%
*	Kampa AG	7,101	103	0.0%
	KION Group AG	196,381	9,421,017	0.3%
#	Kloeckner & Co. SE	503,288	4,544,829	0.1%
*	Koenig & Bauer AG	63,239	1,425,867	0.0%
*	Kontron AG	257,780	1,137,801	0.0%
#	Krones AG	71,264	7,446,572	0.2%
	KSB AG	3,466	1,622,915	0.1%
#	KUKA AG	132,997	11,077,871	0.3%
	KWS Saat SE	15,949	5,306,175	0.2%
	Lanxess AG	368,065	21,716,597	0.6%
	LEG Immobilien AG	221,215	15,372,968	0.5%
	Leifheit AG	12,090	576,289	0.0%
	Leoni AG	165,624	10,467,714	0.3%
#	LPKF Laser & Electronics AG	112,621	966,190	0.0%
#*	Manz AG	14,979	1,054,781	0.0%
*	MasterFlex SE	19,347	147,177	0.0%
*	Mediclin AG	106,385	422,814	0.0%
#*	Medigene AG	49,009	461,239	0.0%
	MLP AG	215,215	901,444	0.0%

9

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
GERMANY — (Continued)
	Mobotix AG	12,611	$181,008	0.0%
	MTU Aero Engines AG	239,900	22,578,431	0.7%
	Muehlbauer Holding AG	14,905	335,502	0.0%
	MVV Energie AG	68,975	1,744,699	0.1%
	Nemetschek AG	100,532	3,235,522	0.1%
	Nexus AG	48,934	909,062	0.0%
*	Nordex SE	291,682	6,988,366	0.2%
	Norma Group SE	165,564	8,371,440	0.3%
#	OHB SE	34,489	670,466	0.0%
	Osram Licht AG	235,096	11,247,160	0.3%
*	Patrizia Immobilien AG	183,942	4,496,999	0.1%
	Pfeiffer Vacuum Technology AG	52,813	4,706,435	0.1%
#*	PNE Wind AG	367,537	841,670	0.0%
	Progress-Werk Oberkirch AG	7,571	333,426	0.0%
*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	27,232	313,588	0.0%
#	Puma SE	8,815	1,399,767	0.0%
*	PVA TePla AG	46,019	133,545	0.0%
*	QIAGEN NV	236,679	5,816,792	0.2%
#	QSC AG	468,310	960,858	0.0%
#	R Stahl AG	14,952	618,742	0.0%
	Rational AG	13,346	4,899,246	0.2%
	Rheinmetall AG	203,896	10,342,192	0.3%
	Rhoen-Klinikum AG	253,548	6,798,280	0.2%
#	RIB Software AG	77,072	1,243,650	0.0%
	SAF-Holland SA	238,921	3,686,931	0.1%
	Salzgitter AG	186,190	6,656,228	0.2%
#	Schaltbau Holding AG	24,963	1,268,350	0.0%
	Schloss Wachenheim AG	7,479	104,697	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	283,980	4,583,378	0.1%
	SHW AG	31,386	1,505,637	0.1%
#*	Singulus Technologies AG	267,898	236,649	0.0%
#	Sixt SE	78,535	3,407,575	0.1%
#*	SKW Stahl-Metallurgie Holding AG	28,224	191,732	0.0%
#*	SMA Solar Technology AG	52,421	1,170,568	0.0%
#*	SMT Scharf AG	18,103	322,890	0.0%
#	Softing AG	21,576	301,351	0.0%
	Software AG	308,168	8,444,551	0.3%
#*	Solarworld AG	774	11,064	0.0%
	Stada Arzneimittel AG	288,455	9,730,183	0.3%
	STRATEC Biomedical AG	26,333	1,450,160	0.1%
#	Stroeer Media SE	114,247	5,337,892	0.2%
#	Suedzucker AG	356,063	5,930,538	0.2%
#	Surteco SE	11,363	280,731	0.0%
#*	Suss Microtec AG	105,674	598,702	0.0%
	Syzygy AG	36,606	313,874	0.0%
#	TAG Immobilien AG	440,859	5,159,777	0.2%
	Takkt AG	151,395	2,768,848	0.1%
	Technotrans AG	32,047	575,602	0.0%
*	Tom Tailor Holding AG	105,452	1,057,400	0.0%
#	Tomorrow Focus AG	114,390	553,882	0.0%
	UMS United Medical Systems International AG	2,245	8,412	0.0%

10

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
GERMANY — (Continued)
	USU Software AG	3,377	$58,703	0.0%
*	VERBIO Vereinigte BioEnergie AG	796	2,964	0.0%
#*	Vossloh AG	52,719	3,149,258	0.1%
	VTG AG	80,128	1,875,362	0.1%
	Wacker Chemie AG	43,376	4,481,740	0.1%
	Wacker Neuson SE	130,505	2,736,806	0.1%
	Washtec AG	6,933	151,337	0.0%
	Wincor Nixdorf AG	158,021	6,210,958	0.2%
	XING AG	11,824	1,938,507	0.1%
#	Zeal Network SE	29,564	1,386,200	0.0%
TOTAL GERMANY			530,323,357	15.4%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Elektroniki Athinon SA	7,497	752	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			752	0.0%

IRELAND — (2.2%)
	Aer Lingus Group P.L.C.	752,359	2,022,075	0.1%
	C&C Group P.L.C.(B010DT8)	399,607	1,566,155	0.1%
	C&C Group P.L.C.(B011Y09)	1,077,904	4,221,187	0.1%
	Datalex P.L.C.	11,523	23,075	0.0%
	Dragon Oil P.L.C.	922,249	10,656,750	0.3%
	FBD Holdings P.L.C.	125,728	1,279,520	0.0%
	Fyffes P.L.C.	573,832	904,683	0.0%
	Glanbia P.L.C.(0066950)	700,613	13,846,960	0.4%
	Glanbia P.L.C.(4058629)	83,878	1,647,177	0.1%
	IFG Group P.L.C.	302,015	658,292	0.0%
*	Independent News & Media P.L.C.	1,402,250	277,332	0.0%
	Irish Continental Group P.L.C.(BLP5857)	361,886	1,585,749	0.1%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	1,033,865	0.0%
*	Kenmare Resources P.L.C.	4,546,361	249,021	0.0%
	Kingspan Group P.L.C.	580,389	14,014,425	0.4%
	Paddy Power P.L.C.(BWXC0Z1)	157,699	13,532,888	0.4%
	Paddy Power P.L.C.(BWT6H89)	11,062	948,227	0.0%
	Smurfit Kappa Group P.L.C.	546,377	15,059,188	0.4%
TOTAL IRELAND			83,526,569	2.4%

11

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
ISRAEL — (2.1%)
#*	Africa Israel Investments, Ltd.	603,896	$490,157	0.0%
	Africa Israel Properties, Ltd.	72,055	1,065,310	0.0%
	Africa Israel Residences, Ltd.	594	9,521	0.0%
*	Airport City, Ltd.	155,217	1,536,887	0.1%
#*	AL-ROV Israel, Ltd.	18,111	489,493	0.0%
	Albaad Massuot Yitzhak, Ltd.	370	5,661	0.0%
#*	Allot Communications, Ltd.	103,066	738,790	0.0%
#*	Alon Blue Square Israel, Ltd.	76,012	180,227	0.0%
#*	Alrov Properties and Lodgings, Ltd.	12,098	224,373	0.0%
	Amot Investments, Ltd.	387,692	1,238,081	0.0%
	Arad, Ltd.	1,053	9,403	0.0%
#*	AudioCodes, Ltd.	163,675	535,916	0.0%
#	Avgol Industries 1953, Ltd.	407,132	410,953	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	269,437	0.0%
	Bayside Land Corp.	2,902	876,249	0.0%
#	Big Shopping Centers, Ltd.	9,959	485,054	0.0%
#*	BioLine RX, Ltd.	59,630	157,831	0.0%
#	Blue Square Real Estate, Ltd.	15,186	496,591	0.0%
*	Brack Capital Properties NV	2,454	150,000	0.0%
#*	Brainsway, Ltd.	39,554	299,353	0.0%
*	Cellcom Israel, Ltd.	240,677	957,790	0.0%
#*	Ceragon Networks, Ltd.	95,438	104,576	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	181,335	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	88,422	1,446,515	0.1%
	Cohen Development & Industrial Buildings, Ltd.	2,564	66,897	0.0%
#*	Compugen, Ltd.	183,598	1,287,664	0.0%
	Delek Automotive Systems, Ltd.	146,381	1,636,000	0.1%
	Delta-Galil Industries, Ltd.	45,852	1,477,947	0.1%
	Direct Insurance Financial Investments, Ltd.	60,191	425,779	0.0%
*	El Al Israel Airlines	77,144	17,453	0.0%
	Elbit Systems, Ltd.	40,190	3,154,372	0.1%
	Electra, Ltd.	8,000	1,012,672	0.0%
#	Elron Electronic Industries, Ltd.	62,094	281,156	0.0%
*	Energix-Renewable Energies, Ltd.	—	—	0.0%
*	Equital, Ltd.	7,312	122,049	0.0%
#*	Evogene, Ltd.	70,559	618,562	0.0%
*	EZchip Semiconductor, Ltd.	135,475	2,148,506	0.1%
#	First International Bank Of Israel, Ltd.	114,571	1,632,081	0.1%
	FMS Enterprises Migun, Ltd.	10,227	189,107	0.0%
	Formula Systems 1985, Ltd.	37,517	1,061,675	0.0%
#	Fox Wizel, Ltd.	17,221	347,098	0.0%
	Frutarom Industries, Ltd.	169,139	7,092,787	0.2%
#*	Gilat Satellite Networks, Ltd.	43,808	247,142	0.0%
	Golf & Co., Ltd.	74,605	205,450	0.0%
#*	Hadera Paper, Ltd.	10,176	296,797	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	462,997	2,103,689	0.1%
#	Industrial Buildings Corp., Ltd.	356,888	408,643	0.0%
*	Israel Discount Bank, Ltd. Class A	2,527,568	4,847,870	0.2%
	Israel Land Development Co., Ltd. (The)	22,310	85,118	0.0%
	Ituran Location and Control, Ltd.	84,608	2,082,739	0.1%
*	Jerusalem Oil Exploration	41,987	1,671,314	0.1%
#*	Kamada, Ltd.	119,151	455,078	0.0%

12

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
ISRAEL — (Continued)
*	Kerur Holdings, Ltd.	2,133	$35,413	0.0%
	Maabarot Products, Ltd.	21,999	242,519	0.0%
	Magic Software Enterprises, Ltd.	91,003	599,775	0.0%
	Matrix IT, Ltd.	176,473	973,734	0.0%
	Maytronics, Ltd.	60,326	158,172	0.0%
#*	Mazor Robotics, Ltd.	180,104	1,190,202	0.0%
	Meitav DS Investments, Ltd.	38,130	115,603	0.0%
#	Melisron, Ltd.	51,096	1,826,477	0.1%
	Menorah Mivtachim Holdings, Ltd.	116,610	1,127,861	0.0%
#	Migdal Insurance & Financial Holding, Ltd.	1,453,306	1,682,762	0.1%
#	Mivtach Shamir Holdings, Ltd.	22,547	524,286	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	158,384	1,018,131	0.0%
	Neto ME Holdings, Ltd.	5,411	343,888	0.0%
#*	Nitsba Holdings 1995, Ltd.	129,651	1,885,645	0.1%
#*	Nova Measuring Instruments, Ltd.	111,079	1,391,043	0.0%
#*	Oil Refineries, Ltd.	5,094,778	1,830,684	0.1%
#	Osem Investments, Ltd.	47,544	987,970	0.0%
#*	Partner Communications Co., Ltd.	379,431	1,044,175	0.0%
	Paz Oil Co., Ltd.	20,315	3,202,117	0.1%
*	Perion Network, Ltd.	16,455	47,445	0.0%
	Phoenix Holdings, Ltd. (The)	270,273	777,841	0.0%
*	Plasson Industries, Ltd.	13,484	455,446	0.0%
#	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	32,629	1,421,151	0.1%
	Sapiens International Corp. NV	80,760	802,124	0.0%
#	Shikun & Binui, Ltd.	928,938	2,085,343	0.1%
#*	Shufersal, Ltd.	369,124	874,205	0.0%
*	Space Communication, Ltd.	17,611	239,567	0.0%
#*	Strauss Group, Ltd.	102,586	1,663,693	0.1%
*	Summit Real Estate Holdings, Ltd.	27,452	123,201	0.0%
#*	Tower Semiconductor, Ltd.	219,026	3,403,684	0.1%
*	Union Bank of Israel	126,346	475,725	0.0%
TOTAL ISRAEL			79,885,030	2.3%

ITALY — (9.5%)
	A2A SpA	5,771,689	6,888,511	0.2%
	ACEA SpA	271,523	3,450,253	0.1%
#*	Aeffe SpA	167,738	349,606	0.0%
#	Alerion Cleanpower SpA	119,152	364,207	0.0%
#	Amplifon SpA	440,675	3,434,953	0.1%
	Ansaldo STS SpA	567,271	5,903,787	0.2%
*	Arnoldo Mondadori Editore SpA	694,646	773,506	0.0%
	Ascopiave SpA	351,354	847,136	0.0%
#	Astaldi SpA	250,433	2,323,256	0.1%
*	Autogrill SpA	538,862	4,514,100	0.1%
	Azimut Holding SpA	509,670	14,918,968	0.4%
#*	Banca Carige SpA	1,154,160	2,162,886	0.1%
	Banca Finnat Euramerica SpA	616,149	334,558	0.0%
	Banca Generali SpA	242,909	8,553,633	0.3%
	Banca IFIS SpA	98,990	2,150,644	0.1%
*	Banca Monte dei Paschi di Siena SpA	1,988,429	3,874,502	0.1%
	Banca Popolare dell'Emilia Romagna SC	2,429,723	21,678,722	0.6%
#*	Banca Popolare dell'Etruria e del Lazio SC	1,058,027	515,813	0.0%

13

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
	Banca Popolare di Milano Scarl	21,133,583	$22,288,084	0.7%
	Banca Popolare di Sondrio SCARL	1,940,449	9,461,895	0.3%
#	Banca Profilo SpA	1,063,385	341,021	0.0%
#	Banco di Desio e della Brianza SpA	224,677	839,557	0.0%
*	Banco Popolare SC	123,709	2,036,935	0.1%
	BasicNet SpA	163,532	711,396	0.0%
#*	Beghelli SpA	403,187	193,787	0.0%
	Biesse SpA	52,233	870,834	0.0%
	Brembo SpA	156,827	6,690,278	0.2%
*	Brioschi Sviluppo Immobiliare SpA	174,780	18,116	0.0%
#	Brunello Cucinelli SpA	97,526	1,824,567	0.1%
	Buzzi Unicem SpA	359,769	5,125,273	0.2%
#	Cairo Communication SpA	130,659	682,118	0.0%
*	Caltagirone Editore SpA	6,277	5,840	0.0%
#*	Carraro SpA	113,633	258,037	0.0%
	Cembre SpA	39,007	600,110	0.0%
	Cementir Holding SpA	325,211	2,129,577	0.1%
*	CIR-Compagnie Industriali Riunite SpA	1,860,505	1,980,243	0.1%
	Credito Emiliano SpA	397,014	3,270,394	0.1%
*	Credito Valtellinese SC	5,524,874	7,330,706	0.2%
#*	d'Amico International Shipping SA	700,368	457,449	0.0%
	Danieli & C Officine Meccaniche SpA	64,484	1,310,676	0.0%
	Datalogic SpA	101,262	1,480,810	0.0%
	Davide Campari-Milano SpA	1,385,660	10,548,453	0.3%
	De' Longhi	266,518	6,110,621	0.2%
	DeA Capital SpA	233,245	372,984	0.0%
	Delclima	230,295	548,617	0.0%
	DiaSorin SpA	103,830	4,743,104	0.1%
	Ei Towers SpA	82,958	4,997,527	0.2%
#	El.En. SpA	11,798	469,407	0.0%
	Elica SpA	4,665	10,160	0.0%
	Engineering SpA	23,445	1,497,922	0.1%
	ERG SpA	254,752	3,053,663	0.1%
	Esprinet SpA	145,490	1,174,598	0.0%
#*	Eurotech SpA	148,337	287,640	0.0%
	Falck Renewables SpA	501,521	632,998	0.0%
#*	Fiera Milano SpA	10,547	59,169	0.0%
*	Finmeccanica SpA	1,780,003	22,390,811	0.7%
	FNM SpA	649,404	427,016	0.0%
	Gas Plus SpA	14,596	60,964	0.0%
#*	Geox SpA	377,829	1,468,267	0.0%
#*	Gruppo Editoriale L'Espresso SpA	648,259	669,872	0.0%
	Gruppo MutuiOnline SpA	67,393	537,171	0.0%
#	Hera SpA	2,897,771	7,249,344	0.2%
#*	IMMSI SpA	719,146	486,733	0.0%
	Industria Macchine Automatiche SpA	56,703	2,642,686	0.1%
*	Intek Group SpA	1,599,937	620,649	0.0%
	Interpump Group SpA	345,836	5,583,084	0.2%
	Iren SpA	2,398,010	3,282,856	0.1%
	Italcementi SpA	921,839	6,086,572	0.2%
	Italmobiliare SpA	45,336	1,298,431	0.0%
#*	Juventus Football Club SpA	1,857,497	552,468	0.0%

14

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
	La Doria SpA	32,472	$435,355	0.0%
#*	Landi Renzo SpA	203,171	222,089	0.0%
#*	Maire Tecnimont SpA	537,966	1,746,088	0.1%
	MARR SpA	163,332	2,896,842	0.1%
	Mediaset SpA	2,550,189	12,277,160	0.4%
#	Nice SpA	71,162	204,660	0.0%
	Parmalat SpA	260,205	678,992	0.0%
#	Piaggio & C SpA	820,678	2,753,250	0.1%
#*	Prelios SpA	67,017	27,945	0.0%
	Prima Industrie SpA	15,358	283,164	0.0%
	Prysmian SpA	991,595	21,434,663	0.6%
#*	RCS MediaGroup SpA	1,025,850	1,295,860	0.0%
	Recordati SpA	442,201	9,274,469	0.3%
*	Reno de Medici SpA	840,050	331,568	0.0%
	Reply SpA	21,983	2,245,049	0.1%
#*	Retelit SpA	513,158	322,113	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
	Sabaf SpA	25,688	347,122	0.0%
	SAES Getters SpA	30,068	231,014	0.0%
#*	Safilo Group SpA	152,766	2,200,778	0.1%
#*	Saipem SpA	814,893	8,611,044	0.3%
	Salini Impregilo SpA	937,261	4,282,341	0.1%
#	Salvatore Ferragamo SpA	193,748	5,820,183	0.2%
*	Saras SpA	1,214,805	2,156,742	0.1%
#	SAVE SpA	80,514	1,131,983	0.0%
	Servizi Italia SpA	34,833	162,955	0.0%
#*	Snai SpA	117,457	175,415	0.0%
	Societa Cattolica di Assicurazioni SCRL	592,931	4,678,507	0.1%
	Societa Iniziative Autostradali e Servizi SpA	311,463	3,324,439	0.1%
*	Sogefi SpA	243,264	674,051	0.0%
	SOL SpA	161,050	1,256,113	0.0%
*	Sorin SpA	653,556	1,829,568	0.1%
	Tamburi Investment Partners SpA	37,478	144,690	0.0%
*	Telecom Italia Media SpA	—	—	0.0%
#*	Tiscali SpA	7,838,883	463,019	0.0%
#	Tod's SpA	57,255	5,436,408	0.2%
#	Trevi Finanziaria Industriale SpA	351,628	769,076	0.0%
#	TXT e-solutions SpA	28,342	226,363	0.0%
*	Uni Land SpA	51,835	—	0.0%
#	Unipol Gruppo Finanziario SpA	938,354	4,770,366	0.1%
	UnipolSai SpA	1	2	0.0%
	Vianini Lavori SpA	169,434	1,283,596	0.0%
	Vittoria Assicurazioni SpA	118,450	1,306,793	0.0%
*	World Duty Free SpA	544,560	6,106,261	0.2%
*	Yoox SpA	255,106	8,255,582	0.2%
	Zignago Vetro SpA	142,878	838,763	0.0%
TOTAL ITALY			363,722,972	10.5%

NETHERLANDS — (5.3%)
	Aalberts Industries NV	558,677	16,612,257	0.5%
#	Accell Group	131,457	2,445,786	0.1%
*	AFC Ajax NV	18,134	182,246	0.0%

15

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
NETHERLANDS — (Continued)
*	AMG Advanced Metallurgical Group NV	155,390	$1,356,979	0.0%
	Amsterdam Commodities NV	92,796	2,353,554	0.1%
*	APERAM SA	270,393	10,946,856	0.3%
	Arcadis NV	353,162	9,713,212	0.3%
	ASM International NV	290,828	13,454,104	0.4%
*	Atag Group NV	4,630	—	0.0%
	BE Semiconductor Industries NV	162,042	4,509,438	0.1%
	Beter Bed Holding NV	99,987	2,518,313	0.1%
	BinckBank NV	309,146	2,950,172	0.1%
	Boskalis Westminster NV	104,441	5,126,763	0.2%
#	Brunel International NV	103,416	2,047,797	0.1%
	Corbion NV	334,113	6,623,811	0.2%
	Delta Lloyd NV	1,039,486	17,057,457	0.5%
	DOCdata NV	22,707	474,823	0.0%
*	Fugro NV	301,565	6,639,923	0.2%
*	Galapagos NV	148,075	7,565,820	0.2%
*	Grontmij NV	351,560	1,689,610	0.1%
#*	Heijmans NV	105,501	1,264,439	0.0%
	Hunter Douglas NV	8,530	380,816	0.0%
	KAS Bank NV	80,799	973,963	0.0%
#	Kendrion NV	67,315	1,969,509	0.1%
*	Koninklijke BAM Groep NV	1,401,173	5,956,109	0.2%
#	Koninklijke Ten Cate NV	168,418	3,473,367	0.1%
*	Macintosh Retail Group NV	53,398	146,895	0.0%
	Mota-Engil Africa NV	28,150	212,770	0.0%
	Nederland Apparatenfabriek	27,865	987,469	0.0%
*	Ordina NV	400,436	647,330	0.0%
*	PostNL NV	2,511,108	11,209,341	0.3%
#*	Royal Imtech NV	213,179	879,115	0.0%
*	SBM Offshore NV	936,863	11,167,240	0.3%
	Sligro Food Group NV	132,450	4,781,793	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
*	Telegraaf Media Groep NV	170,034	945,165	0.0%
	TKH Group NV	216,865	9,110,050	0.3%
	TNT Express NV	2,218,089	18,837,668	0.5%
*	TomTom NV	575,952	6,538,268	0.2%
	USG People NV	388,987	5,773,634	0.2%
	Van Lanschot NV	8,152	202,477	0.0%
	Wessanen	469,148	4,128,259	0.1%
TOTAL NETHERLANDS			203,854,598	5.9%

NORWAY — (2.2%)
#	ABG Sundal Collier Holding ASA	1,766,651	1,507,285	0.1%
	AF Gruppen ASA	14,603	196,773	0.0%
#*	Akastor ASA	666,410	1,178,338	0.0%
#	Aker ASA Class A	47,320	1,019,165	0.0%
#	American Shipping ASA	196,875	1,015,835	0.0%
#*	Archer, Ltd.	1,340,112	461,417	0.0%
	Arendals Fossekompani A.S.	90	22,624	0.0%
	Atea ASA	330,693	2,955,440	0.1%
	Austevoll Seafood ASA	425,892	2,225,412	0.1%
	Bakkafrost P/F	165,514	4,413,663	0.1%

16

The Continental Small Company Series
continued

		Shares	Value††	Percentage of Net Assets**
NORWAY — (Continued)
#*	Bionor Pharma ASA	671,325	$189,974	0.0%
#*	Biotec Pharmacon ASA	139,685	306,212	0.0%
	Bonheur ASA	65,866	536,939	0.0%
	BW Offshore, Ltd.	1,620,464	1,044,659	0.0%
#	Deep Sea Supply P.L.C.	708,301	257,613	0.0%
#*	Det Norske Oljeselskap ASA	465,731	3,294,075	0.1%
#*	DNO ASA	700,742	924,657	0.0%
*	DOF ASA	203,869	155,590	0.0%
#*	Dolphin Group A.S.	921,376	199,062	0.0%
	Ekornes ASA	111,584	1,353,256	0.1%
#*	Electromagnetic GeoServices ASA	934,875	217,592	0.0%
#	Farstad Shipping ASA	63,512	194,838	0.0%
#*	Fred Olsen Energy ASA	124,661	868,069	0.0%
#*	Frontline, Ltd.	393,090	975,702	0.0%
	Ganger Rolf ASA	56,880	470,891	0.0%
#*	Golden Ocean Group, Ltd.	187,153	728,041	0.0%
	Grieg Seafood ASA	176,846	600,634	0.0%
#	Hexagon Composites ASA	315,350	1,039,058	0.0%
	Hoegh LNG Holdings, Ltd.	183,008	2,914,994	0.1%
*	Kongsberg Automotive ASA	1,995,646	1,386,224	0.1%
	Kvaerner ASA	780,964	490,746	0.0%
	Leroy Seafood Group ASA	82,700	2,693,883	0.1%
#*	Nordic Semiconductor ASA	561,248	3,867,188	0.1%
#*	Norske Skogindustrier ASA	709,859	322,294	0.0%
#*	Norwegian Air Shuttle ASA	143,679	5,957,259	0.2%
#*	Odfjell SE Class A	134,257	387,307	0.0%
	Olav Thon Eiendomsselskap ASA	117,147	2,129,293	0.1%
#	Opera Software ASA	514,924	4,432,996	0.1%
#*	Panoro Energy ASA	1,223,751	146,640	0.0%
#	Petroleum Geo-Services ASA	806,174	4,336,711	0.1%
#*	PhotoCure ASA	52,582	243,748	0.0%
	Prosafe SE	1,049,727	3,636,916	0.1%
*	Q-Free ASA	179,836	294,705	0.0%
#*	REC Silicon ASA	9,253,539	1,981,332	0.1%
*	REC Solar ASA	138,239	1,867,787	0.1%
	Salmar ASA	132,386	1,941,657	0.1%
#*	Sevan Marine ASA	124,800	302,682	0.0%
#	Siem Offshore, Inc.	606,183	138,092	0.0%
	Solstad Offshore ASA	62,524	277,606	0.0%
#*	Songa Offshore	1,562,025	285,016	0.0%
	SpareBank 1 SMN	131,684	1,098,530	0.0%
	SpareBank 1 SR Bank ASA	128,902	858,190	0.0%
	Stolt-Nielsen, Ltd.	118,091	2,001,223	0.1%
*	Storebrand ASA	115,237	474,697	0.0%
	Tomra Systems ASA	647,834	5,928,237	0.2%
*	TTS Group ASA	55,462	33,709	0.0%
	Veidekke ASA	383,880	4,280,132	0.1%
	Wilh Wilhelmsen ASA	249,256	1,498,458	0.1%
	Wilh Wilhelmsen Holding ASA Class A	65,124	1,416,786	0.1%
TOTAL NORWAY			85,977,852	2.5%

17

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
PORTUGAL — (1.2%)
	Altri SGPS SA	577,518	$2,107,247	0.1%
#*	Banco BPI SA	2,207,693	2,530,402	0.1%
#*	Banco Comercial Portugues SA	115,189,020	10,068,775	0.3%
*	Banco Espirito Santo SA	4,777,921	—	0.0%
	Corticeira Amorim SGPS SA	200,623	869,214	0.0%
	EDP Renovaveis SA	268,674	1,911,133	0.1%
	Ibersol SGPS SA	20,401	190,971	0.0%
#*	Impresa SGPS SA	187,798	178,040	0.0%
#	Mota-Engil SGPS SA	386,187	989,332	0.0%
	NOS SGPS SA	1,025,253	8,217,631	0.2%
	Novabase SGPS SA	65,729	183,444	0.0%
	Pharol SGPS SA	1,824,152	813,547	0.0%
	Portucel SA	901,743	3,479,026	0.1%
	REN - Redes Energeticas Nacionais SGPS SA	1,280,761	3,591,182	0.1%
	Semapa-Sociedade de Investimento e Gestao	326,079	4,407,021	0.1%
*	Sonae Capital SGPS SA	58,125	22,061	0.0%
*	Sonae Industria SGPS SA	45,984,629	361,117	0.0%
	Sonae SGPS SA	4,447,452	5,844,773	0.2%
	Teixeira Duarte SA	710,639	421,924	0.0%
TOTAL PORTUGAL			46,186,840	1.3%

SPAIN — (5.4%)
#	Abengoa SA	204,834	682,838	0.0%
	Abengoa SA Class B	1,791,497	5,649,417	0.2%
*	Acciona SA	121,019	9,164,239	0.3%
	Acerinox SA	545,877	7,556,099	0.2%
#	Adveo Group International SA	54,776	467,967	0.0%
	Almirall SA	282,999	5,609,322	0.2%
#*	Amper SA	211,940	41,794	0.0%
	Atresmedia Corp de Medios de Comunicacion SA	308,521	4,795,143	0.1%
*	Azkoyen SA	64,022	224,354	0.0%
	Bankinter SA	298,301	2,212,471	0.1%
*	Baron de Ley	13,454	1,323,121	0.0%
	Bolsas y Mercados Espanoles SHMSF SA	400,008	16,213,126	0.5%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%
#*	Cementos Portland Valderrivas SA	68,410	537,087	0.0%
#	Cie Automotive SA	207,117	3,358,374	0.1%
#	Clinica Baviera SA	3,698	28,786	0.0%
	Construcciones y Auxiliar de Ferrocarriles SA	8,056	2,396,896	0.1%
#	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	184,843	0.0%
	Distribuidora Internacional de Alimentacion SA	1,484,095	11,373,477	0.3%
	Duro Felguera SA	401,182	1,632,929	0.1%
	Ebro Foods SA	366,311	7,097,030	0.2%
#	Elecnor SA	191,752	1,935,614	0.1%
	Ence Energia y Celulosa SA	959,712	3,281,146	0.1%
*	Ercros SA	483,625	243,737	0.0%
	Faes Farma SA	1,304,836	3,368,789	0.1%
*	Fluidra SA	155,559	513,867	0.0%
*	Fomento de Construcciones y Contratas SA	652,443	6,652,434	0.2%
*	Gamesa Corp. Tecnologica SA	1,193,955	18,861,747	0.6%
	Grupo Catalana Occidente SA	197,696	6,151,360	0.2%
#*	Grupo Ezentis SA	807,544	613,922	0.0%

18

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
#	Iberpapel Gestion SA	36,518	$596,854	0.0%
#	Indra Sistemas SA	487,357	5,011,999	0.1%
*	Inmobiliaria Colonial SA	1,474,866	1,040,342	0.0%
#	Inmobiliaria del Sur SA	2,902	28,301	0.0%
	Laboratorios Farmaceuticos Rovi SA	68,607	1,067,989	0.0%
	Mediaset Espana Comunicacion SA	830,488	10,903,226	0.3%
	Melia Hotels International SA	231,231	3,054,323	0.1%
	Miquel y Costas & Miquel SA	36,394	1,274,040	0.0%
*	NH Hotel Group SA	907,872	5,221,355	0.2%
#	Obrascon Huarte Lain SA	187,597	3,203,858	0.1%
	Papeles y Cartones de Europa SA	233,981	1,330,470	0.0%
*	Pescanova SA	68,547	—	0.0%
	Prim SA	39,424	408,618	0.0%
#*	Promotora de Informaciones SA Class A	265,465	2,349,327	0.1%
	Prosegur Cia de Seguridad SA	1,266,566	6,965,891	0.2%
#*	Quabit Inmobiliaria SA	3,159,632	289,202	0.0%
#*	Realia Business SA	503,895	395,917	0.0%
*	Sacyr SA	1,533,954	5,839,017	0.2%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,093	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	214,791	0.0%
	Tecnicas Reunidas SA	148,225	7,636,806	0.2%
#*	Telecomunicaciones y Energia	146,125	213,618	0.0%
	Tubacex SA	503,879	1,441,230	0.0%
#	Tubos Reunidos SA	478,982	762,084	0.0%
	Vidrala SA	80,399	3,939,469	0.1%
	Viscofan SA	223,870	13,542,863	0.4%
*	Vocento SA	231,302	454,811	0.0%
	Zardoya Otis SA	187,864	2,050,369	0.1%
#*	Zeltia SA	958,534	3,935,347	0.1%
TOTAL SPAIN			205,347,139	5.9%

SWEDEN — (7.6%)
#	AAK AB	125,207	7,415,830	0.2%
#	Acando AB	404,326	636,327	0.0%
	AddNode Group AB	22,737	133,236	0.0%
	AddTech AB Class B	273,182	4,156,551	0.1%
	AF AB Class B	283,266	3,850,439	0.1%
*	Arise AB	36,861	79,928	0.0%
#	Atrium Ljungberg AB Class B	77,857	1,019,538	0.0%
	Avanza Bank Holding AB	90,580	3,295,010	0.1%
#	Axfood AB	366,384	5,848,928	0.2%
	B&B Tools AB Class B	114,277	1,633,994	0.1%
*	BE Group AB	26,705	6,749	0.0%
	Beijer Alma AB	102,778	2,225,293	0.1%
	Beijer Electronics AB	53,995	345,352	0.0%
	Beijer Ref AB Class B	67,205	1,386,135	0.0%
	Betsson AB	443,610	6,404,923	0.2%
#	Bilia AB	219,410	3,908,359	0.1%
	BillerudKorsnas AB	441,432	6,935,466	0.2%
	BioGaia AB Class B	78,153	2,318,429	0.1%
	Biotage AB	183,176	382,214	0.0%
	Bjorn Borg AB	83,602	301,537	0.0%

19

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
#	Bulten AB	58,620	$576,105	0.0%
	Bure Equity AB	316,106	1,933,819	0.1%
	Byggmax Group AB	255,429	1,731,685	0.1%
	Castellum AB	752,169	10,570,807	0.3%
	Catena AB	53,725	864,216	0.0%
	Cavotec SA	16,457	56,159	0.0%
	Clas Ohlson AB Class B	174,360	3,058,339	0.1%
*	Cloetta AB Class B	1,067,829	3,231,280	0.1%
	Concentric AB	195,958	2,323,207	0.1%
*	Concordia Maritime AB Class B	78,854	172,005	0.0%
	Corem Property Group AB Class B	2,296	7,532	0.0%
	CyberCom Group AB	385,158	104,070	0.0%
	Dios Fastigheter AB	165,593	1,062,975	0.0%
*	Doro AB	109,376	497,524	0.0%
	Duni AB	195,109	2,643,507	0.1%
*	East Capital Explorer AB	47,726	302,417	0.0%
#	Enea AB	63,008	624,728	0.0%
#*	Eniro AB	1,790,180	244,152	0.0%
	Fabege AB	646,802	8,814,039	0.3%
	Fagerhult AB	61,437	1,051,868	0.0%
*	Fastighets AB Balder	270,543	4,171,181	0.1%
	Fenix Outdoor International AG	8,198	348,578	0.0%
	Gunnebo AB	199,567	883,602	0.0%
	Haldex AB	218,762	2,888,686	0.1%
#	Heba Fastighets AB Class B	42,288	442,250	0.0%
	Hemfosa Fastigheter AB	281,202	2,865,084	0.1%
	Hexpol AB	1,121,440	11,560,442	0.3%
	HIQ International AB	251,474	1,316,595	0.0%
	HMS Networks AB	7,040	182,524	0.0%
	Holmen AB Class B	264,932	7,731,520	0.2%
	Hufvudstaden AB Class A	183,268	2,229,448	0.1%
	Industrial & Financial Systems Class B	80,438	2,600,146	0.1%
#	Indutrade AB	120,818	5,558,064	0.2%
	Intrum Justitia AB	385,511	11,674,459	0.3%
	JM AB	360,265	9,818,896	0.3%
	KappAhl AB	268,369	941,373	0.0%
#*	Karolinska Development AB Class B	90,079	116,106	0.0%
	Klovern AB Class A	193,931	180,058	0.0%
#	Klovern AB Class B	1,939,305	1,787,947	0.1%
#	KNOW IT AB	73,046	467,037	0.0%
	Kungsleden AB	736,504	4,995,510	0.2%
	Lagercrantz AB Class B	78,443	1,616,953	0.1%
	Lindab International AB	319,721	2,706,129	0.1%
	Loomis AB Class B	308,465	8,649,922	0.3%
	Meda AB Class A	31,724	441,469	0.0%
*	Medivir AB Class B	152,724	1,293,382	0.0%
	Mekonomen AB	112,051	2,735,408	0.1%
#	Modern Times Group AB Class B	252,862	6,786,363	0.2%
	MQ Holding AB	124,334	555,400	0.0%
	Mycronic AB	377,276	2,742,244	0.1%
	NCC AB Class A	10,253	309,050	0.0%
	NCC AB Class B	138,558	4,231,741	0.1%

20

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Nederman Holding AB	4,621	$107,801	0.0%
*	Net Insight AB Class B	1,480,940	471,119	0.0%
#	NetEnt AB	146,096	5,670,073	0.2%
	New Wave Group AB Class B	198,822	1,024,440	0.0%
	Nibe Industrier AB Class B	380,773	10,331,878	0.3%
	Nobia AB	644,291	6,759,237	0.2%
	Nolato AB Class B	115,584	2,639,432	0.1%
	Nordnet AB Class B	388,808	1,555,909	0.1%
	OEM International AB Class B	44,190	591,321	0.0%
	Peab AB	784,107	5,792,675	0.2%
*	Pricer AB Class B	558,852	630,076	0.0%
	Proact IT Group AB	39,943	529,591	0.0%
	Proffice AB Class B	263,002	628,186	0.0%
#*	Qliro Group AB	359,530	530,931	0.0%
	Ratos AB Class B	898,619	5,798,630	0.2%
*	RaySearch Laboratories AB	27,419	357,294	0.0%
	Rezidor Hotel Group AB	404,430	1,611,629	0.1%
	Saab AB Class B	259,567	6,342,408	0.2%
#	Sagax AB Class B	51,732	330,835	0.0%
#*	SAS AB	730,412	1,299,672	0.0%
#*	Seamless Distribution AB	16,641	15,957	0.0%
	Sectra AB Class B	56,162	723,927	0.0%
#	Semcon AB	82,284	498,765	0.0%
	SkiStar AB	108,097	1,245,238	0.0%
#*	SSAB AB Class A(B17H0S8)	807,430	4,216,999	0.1%
#*	SSAB AB Class A(BPRBWK4)	189,016	990,321	0.0%
*	SSAB AB Class B(B17H3F6)	341,138	1,521,559	0.1%
*	SSAB AB Class B(BPRBWM6)	515,343	2,307,931	0.1%
#	Sweco AB Class B	185,151	2,428,909	0.1%
*	Swedish Orphan Biovitrum AB	244,711	3,245,044	0.1%
#	Swedol AB Class B	37,176	85,209	0.0%
	Systemair AB	46,527	686,587	0.0%
*	TradeDoubler AB	75,408	64,796	0.0%
*	Transcom Worldwide AB	32,369	332,072	0.0%
	Transmode AB	73,547	994,358	0.0%
	Tribona AB	182,724	844,752	0.0%
	Unibet Group P.L.C.	131,046	7,982,907	0.2%
	VBG Group AB Class B	137	2,073	0.0%
#	Vitrolife AB	70,710	1,401,139	0.0%
	Wallenstam AB Class B	771,954	5,485,855	0.2%
	Wihlborgs Fastigheter AB	280,235	4,567,285	0.1%
TOTAL SWEDEN			289,627,059	8.4%

SWITZERLAND — (12.0%)
#*	AFG Arbonia-Forster Holding AG	76,510	1,447,720	0.0%
	Allreal Holding AG	58,200	8,031,094	0.2%
#	Alpiq Holding AG	5,799	507,374	0.0%
	ALSO Holding AG	15,664	937,980	0.0%
	ams AG	372,640	16,297,664	0.5%
	APG SGA SA	7,581	3,099,831	0.1%
	Ascom Holding AG	207,330	3,647,719	0.1%
	Autoneum Holding AG	16,300	3,222,570	0.1%
21

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
#	Bachem Holding AG Class B	23,344	$1,295,487	0.0%
	Baloise Holding AG	44,572	5,434,700	0.2%
	Bank Coop AG	30,632	1,373,023	0.0%
	Banque Cantonale de Geneve	3,964	1,067,162	0.0%
	Banque Cantonale du Jura	4,442	306,275	0.0%
	Banque Cantonale Vaudoise	6,914	4,284,980	0.1%
	Basler Kantonalbank	5,896	442,085	0.0%
	Belimo Holding AG	2,151	5,129,466	0.2%
	Bell AG	367	978,408	0.0%
	Bellevue Group AG	38,832	583,448	0.0%
#	Berner Kantonalbank AG	22,470	4,469,916	0.1%
	BFW Liegenschaften AG	620	21,896	0.0%
	BKW AG	61,449	2,292,322	0.1%
	Bobst Group SA	44,716	2,056,652	0.1%
	Bossard Holding AG Class A	32,905	3,794,874	0.1%
#	Bucher Industries AG	32,248	8,022,613	0.2%
	Burckhardt Compression Holding AG	11,640	4,409,284	0.1%
	Burkhalter Holding AG	20,988	2,448,164	0.1%
	Calida Holding AG	25,084	1,123,834	0.0%
	Carlo Gavazzi Holding AG	1,415	347,766	0.0%
	Cham Paper Holding AG	1,894	496,566	0.0%
*	Charles Voegele Holding AG	41,895	512,970	0.0%
	Cicor Technologies	5,936	213,340	0.0%
	Cie Financiere Tradition SA	9,304	655,130	0.0%
	Clariant AG	26,096	534,866	0.0%
	Coltene Holding AG	20,758	1,536,841	0.1%
	Conzzeta AG	5,852	3,999,778	0.1%
#	Daetwyler Holding AG	37,940	4,506,792	0.1%
	DKSH Holding AG	64,174	4,638,416	0.1%
#*	Dufry AG	115,350	16,073,139	0.5%
	Edmond de Rothschild Suisse SA	152	3,138,091	0.1%
	EFG International AG	272,661	3,862,778	0.1%
	Emmi AG	12,810	4,119,957	0.1%
	Energiedienst Holding AG	68,912	1,912,872	0.1%
	Feintool International Holding AG	7,642	715,440	0.0%
	Flughafen Zuerich AG	21,722	16,815,146	0.5%
	Forbo Holding AG	6,853	8,151,492	0.2%
#	Galenica AG	10,976	11,447,852	0.3%
	GAM Holding AG	914,388	19,209,850	0.6%
	Gategroup Holding AG	140,576	4,437,159	0.1%
	Georg Fischer AG	21,948	15,088,377	0.4%
	Gurit Holding AG	1,955	1,084,582	0.0%
	Helvetia Holding AG	35,100	20,062,969	0.6%
	HOCHDORF Holding AG	1,023	168,576	0.0%
	Huber & Suhner AG	64,659	2,837,113	0.1%
	Implenia AG	85,074	4,753,867	0.1%
	Inficon Holding AG	9,382	3,206,815	0.1%
	Interroll Holding AG	3,111	1,979,891	0.1%
	Intershop Holding AG	7,003	3,006,195	0.1%
	Jungfraubahn Holding AG	3,095	297,261	0.0%
	Kaba Holding AG Class B	16,338	9,730,464	0.3%
	Kardex AG	36,063	2,165,989	0.1%

22

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Komax Holding AG	18,811	$3,181,038	0.1%
	Kudelski SA	195,049	2,763,268	0.1%
	Kuoni Reisen Holding AG	19,325	5,034,793	0.2%
	LEM Holding SA	3,773	2,899,328	0.1%
	Liechtensteinische Landesbank AG	24,030	978,750	0.0%
*	LifeWatch AG	3,723	66,832	0.0%
	Logitech International SA	848,062	12,426,751	0.4%
	Lonza Group AG	83,673	11,184,161	0.3%
#	Luzerner Kantonalbank AG	16,828	6,342,368	0.2%
	MCH Group AG	1,404	91,313	0.0%
	Metall Zug AG	862	2,350,188	0.1%
#*	Meyer Burger Technology AG	395,076	3,399,356	0.1%
	Micronas Semiconductor Holding AG	149,956	865,672	0.0%
	Mobilezone Holding AG	137,467	2,513,586	0.1%
	Mobimo Holding AG	27,516	5,608,721	0.2%
	OC Oerlikon Corp. AG	830,687	10,169,974	0.3%
#*	Orascom Development Holding AG	60,240	746,996	0.0%
#*	Orell Fuessli Holding AG	5,028	605,497	0.0%
#*	Oriflame Holding AG	138,456	2,238,051	0.1%
	Orior AG	26,946	1,634,392	0.1%
#	Panalpina Welttransport Holding AG	63,044	7,962,533	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	2,998	1,497,335	0.1%
*	Plazza AG	5,852	1,295,646	0.0%
	PSP Swiss Property AG	143,462	12,286,921	0.4%
	Rieter Holding AG	17,376	2,746,773	0.1%
	Romande Energie Holding SA	2,625	3,089,077	0.1%
	Schaffner Holding AG	2,950	703,196	0.0%
*	Schmolz + Bickenbach AG	2,457,257	2,179,188	0.1%
	Schweiter Technologies AG	4,381	3,529,023	0.1%
	Siegfried Holding AG	21,833	3,862,043	0.1%
#	St Galler Kantonalbank AG	10,472	3,860,042	0.1%
	Straumann Holding AG	54,567	14,977,646	0.4%
	Sulzer AG	122,816	12,633,066	0.4%
	Swissquote Group Holding SA	45,894	1,373,514	0.0%
	Tamedia AG	14,403	2,406,539	0.1%
	Tecan Group AG	36,568	4,380,971	0.1%
	Temenos Group AG	318,043	10,528,770	0.3%
#*	Tornos Holding AG	38,028	178,121	0.0%
#	U-Blox AG	29,445	5,952,809	0.2%
*	Valartis Group AG	1,365	18,983	0.0%
	Valiant Holding AG	79,223	7,711,296	0.2%
	Valora Holding AG	15,155	2,977,445	0.1%
	Vaudoise Assurances Holding SA Class B	4,983	2,799,761	0.1%
	Vetropack Holding AG	848	1,434,677	0.0%
#*	Von Roll Holding AG	250,484	254,691	0.0%
	Vontobel Holding AG	136,975	6,346,674	0.2%
	VP Bank AG	20,871	1,824,780	0.1%
	Walliser Kantonalbank	1,393	1,108,657	0.0%
	Walter Meier AG	22,913	920,298	0.0%
#	Ypsomed Holding AG	4,944	541,964	0.0%
	Zehnder Group AG	57,019	2,128,014	0.1%

23

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
* Zueblin Immobilien Holding AG	261,040	$125,565	0.0%
Zug Estates Holding AG	577	860,263	0.0%
Zuger Kantonalbank AG	606	2,865,523	0.1%
TOTAL SWITZERLAND		460,897,720	13.3%

UNITED STATES — (0.0%)
Ormat Technologies, Inc.	268	10,046	0.0%
TOTAL COMMON STOCKS		3,410,777,533	98.7%

PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Biotest AG	9,680	731,013	0.0%
Draegerwerk AG & Co. KGaA	9,062	970,665	0.0%
Fuchs Petrolub SE	76,454	3,232,688	0.1%
Jungheinrich AG	73,666	4,992,695	0.2%
Sartorius AG	11,491	2,136,041	0.1%
Sixt SE	6,722	260,527	0.0%
STO SE & Co. KGaA	2,796	438,785	0.0%
Villeroy & Boch AG	34,443	518,642	0.0%
TOTAL GERMANY		13,281,056	0.4%

ITALY — (0.0%)
* Intek Group SpA	14,414	8,920	0.0%
TOTAL PREFERRED STOCKS		13,289,976	0.4%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
#* Intercell AG Rights	254,689	—	0.0%

FINLAND — (0.0%)
* Citycon Oyj Rights	1,437,440	157,849	0.0%

FRANCE — (0.0%)
#* Euro Disney SCA Rights 05/06/15(BVL80R6)	68,806	6,137	0.0%
#* Euro Disney SCA Rights 05/06/15(BVZHYB1)	688,060	—	0.0%
TOTAL FRANCE		6,137	0.0%

ITALY — (0.0%)
* Sorin SpA Rights 07/22/15	1,194,236	—	0.0%

SPAIN — (0.0%)
* Acerinox SA Rights	545,878	242,820	0.0%
* Sacyr SA Rights 07/14/15	1,533,954	174,433	0.0%
TOTAL SPAIN		417,253	0.0%
TOTAL RIGHTS/WARRANTS		581,239	0.0%

24

The Continental Small Company Series
continued

	Shares/
	Face
	Amount		Percentage
	(000)	Value†	of Net Assets**
SECURITIES LENDING COLLATERAL — (10.6%)
§@ DFA Short Term Investment Fund	34,936,543	$404,215,804	11.7%
TOTAL INVESTMENTS — (100.0%) (Cost $3,259,803,698)^		$3,828,864,552	110.8%

25

The Continental Small Company Series
continued

Summary of the Series' investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$84,769,504	—	$84,769,504
Belgium	—	143,415,851	—	143,415,851
Denmark	—	169,166,058	—	169,166,058
Finland	—	248,303,453	—	248,303,453
France	$358,712	415,404,021	—	415,762,733
Germany	—	530,323,357	—	530,323,357
Greece	—	752	—	752
Ireland	—	83,526,569	—	83,526,569
Israel	—	79,885,030	—	79,885,030
Italy	—	363,722,972	—	363,722,972
Netherlands	—	203,854,598	—	203,854,598
Norway	728,041	85,249,811	—	85,977,852
Portugal	—	46,186,840	—	46,186,840
Spain	—	205,347,139	—	205,347,139
Sweden	301,537	289,325,522	—	289,627,059
Switzerland	3,533,697	457,364,023	—	460,897,720
United States	—	10,046	—	10,046
Preferred Stocks
Germany	—	13,281,056	—	13,281,056
Italy	—	8,920	—	8,920
Rights/Warrants
Austria	—	—	—	—
Finland	—	157,849	—	157,849
France	—	6,137	—	6,137
Italy	—	—	—	—
Spain	—	417,253	—	417,253
Securities Lending Collateral	—	404,215,804	—	404,215,804
TOTAL	$4,921,987	$3,823,942,565	—	$3,828,864,552

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

June 30, 2015
(Unaudited)

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (71.5%)
Consumer Discretionary — (8.2%)
#	Aimia, Inc.	98,500	$1,072,538	0.2%
#	AutoCanada, Inc.	130,981	4,331,077	0.6%
#	BMTC Group, Inc.	17,481	211,899	0.0%
*	BRP, Inc.	12,000	280,448	0.0%
#	Cineplex, Inc.	294,735	11,095,628	1.5%
	Cogeco Cable, Inc.	14,180	820,147	0.1%
	Cogeco, Inc.	36,765	1,687,540	0.2%
#	Corus Entertainment, Inc. Class B	466,216	6,222,435	0.9%
	DHX Media, Ltd.	400	2,988	0.0%
	Dorel Industries, Inc. Class B	169,797	4,541,968	0.6%
#	easyhome, Ltd.	3,600	56,205	0.0%
#	EnerCare, Inc.	418,400	4,455,340	0.6%
#	Gamehost, Inc.	41,992	401,765	0.1%
#	Glacier Media, Inc.	137,300	127,516	0.0%
*	Great Canadian Gaming Corp.	299,800	5,763,169	0.8%
#*	IMAX Corp.	259,917	10,466,858	1.4%
*	Indigo Books & Music, Inc.	2,302	20,532	0.0%
#	Leon's Furniture, Ltd.	138,475	1,761,704	0.2%
	Linamar Corp.	1,768	114,828	0.0%
	Martinrea International, Inc.	476,656	5,094,762	0.7%
#*	Mood Media Corp.	306,613	157,112	0.0%
	MTY Food Group, Inc.	71,063	1,884,393	0.3%
#*	Performance Sports Group, Ltd.	105,566	1,900,019	0.3%
#	Pizza Pizza Royalty Corp.	74,626	813,178	0.1%
	Reitmans Canada, Ltd.	15,456	74,248	0.0%
	Reitmans Canada, Ltd. Class A	258,274	1,346,168	0.2%
	RONA, Inc.	676,245	8,218,894	1.1%
#*	Sears Canada, Inc.	50,217	303,956	0.0%
	Torstar Corp. Class B	283,089	1,312,318	0.2%
*	TVA Group, Inc. Class B	7,000	27,714	0.0%
	Uni-Select, Inc.	105,935	3,993,130	0.6%
	Whistler Blackcomb Holdings, Inc.	178,805	2,820,223	0.4%
*	Yellow Pages, Ltd.	147,535	2,200,622	0.3%
Total Consumer Discretionary			83,581,322	11.4%

Consumer Staples — (3.1%)
	AGT Food & Ingredients, Inc.	125,802	3,192,893	0.4%
	Andrew Peller, Ltd. Class A	3,400	48,591	0.0%
	Clearwater Seafoods, Inc.	75,857	743,386	0.1%
	Colabor Group, Inc.	24,476	20,576	0.0%
	Corby Spirit and Wine, Ltd.	70,767	1,208,535	0.2%
	Cott Corp.	504,803	4,934,864	0.7%
	High Liner Foods, Inc.	83,191	1,508,628	0.2%
#	Liquor Stores N.A., Ltd.	161,833	1,847,669	0.2%
	Maple Leaf Foods, Inc.	306,964	5,822,240	0.8%
*	Neptune Technologies & Bioressources, Inc.	22,102	28,313	0.0%
	North West Co., Inc. (The)	242,310	4,803,519	0.7%
#	Premium Brands Holdings Corp.	106,943	2,748,495	0.4%
#	Rogers Sugar, Inc.	505,571	1,817,465	0.2%

1

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
*	SunOpta, Inc.	288,340	$3,088,862	0.4%
Total Consumer Staples			31,814,036	4.3%

Energy — (18.1%)
*	Advantage Oil & Gas, Ltd.	1,100,531	6,960,925	1.0%
	Akita Drilling, Ltd. Class A	40,600	310,432	0.0%
*	Anderson Energy, Inc.	125,071	5,508	0.0%
	Arsenal Energy, Inc.	61,574	154,305	0.0%
#*	Athabasca Oil Corp.	756,343	1,235,340	0.2%
*	Bankers Petroleum, Ltd.	1,376,399	3,416,202	0.5%
#*	Bellatrix Exploration, Ltd.	967,258	2,253,579	0.3%
*	Birchcliff Energy, Ltd.	530,916	2,962,758	0.4%
#*	BlackPearl Resources, Inc.	1,397,501	1,219,597	0.2%
#*	BNK Petroleum, Inc.	554,116	230,697	0.0%
#	Bonavista Energy Corp.	1,035,276	5,628,122	0.8%
#	Bonterra Energy Corp.	175,395	4,422,089	0.6%
*	Boulder Energy, Ltd.	261,638	1,738,667	0.2%
#	Calfrac Well Services, Ltd.	389,570	2,404,792	0.3%
#*	Canacol Energy, Ltd.	452,342	1,003,192	0.1%
#	Canadian Energy Services & Technology Corp.	933,342	5,380,354	0.7%
	CanElson Drilling, Inc.	588,455	2,035,329	0.3%
#	Canyon Services Group, Inc.	309,470	1,439,568	0.2%
#	Cathedral Energy Services, Ltd.	164,270	278,825	0.0%
#*	Cequence Energy, Ltd.	863,916	532,598	0.1%
#*	Chinook Energy, Inc.	496,199	373,440	0.1%
#*	Corridor Resources, Inc.	373,046	203,099	0.0%
#*	Crew Energy, Inc.	767,471	3,508,614	0.5%
*	Delphi Energy Corp.	901,739	981,878	0.1%
#*	Denison Mines Corp.	2,178,471	1,569,755	0.2%
#	Enbridge Income Fund Holdings, Inc.	251,755	6,960,048	1.0%
	Enerflex, Ltd.	436,563	4,718,655	0.6%
#*	Energy Fuels, Inc.	76,572	342,703	0.1%
#	Enerplus Corp.	338,333	2,968,879	0.4%
	Ensign Energy Services, Inc.	758,725	7,435,384	1.0%
#*	Epsilon Energy, Ltd.	255,061	700,448	0.1%
*	Essential Energy Services Trust	628,241	568,385	0.1%
#*	Gasfrac Energy Services, Inc.	91,560	15,120	0.0%
	Gibson Energy, Inc.	87,700	1,583,375	0.2%
*	Gran Tierra Energy, Inc.	1,395,612	4,179,014	0.6%
#	Granite Oil Corp.	195,608	985,087	0.1%
#*	Ithaca Energy, Inc.	1,599,055	1,344,282	0.2%
#*	Kelt Exploration, Ltd.	251,041	1,696,386	0.2%
#*	Legacy Oil + Gas, Inc.	992,390	1,922,805	0.3%
*	Leucrotta Exploration, Inc.	75,291	69,323	0.0%
#	Lightstream Resources, Ltd.	1,035,197	853,685	0.1%
#	Long Run Exploration, Ltd.	849,601	537,378	0.1%
	McCoy Global, Inc.	51,537	198,886	0.0%
#	Mullen Group, Ltd.	536,825	8,772,296	1.2%
	Newalta Corp.	272,371	3,100,973	0.4%
	North American Energy Partners, Inc.	129,534	316,316	0.0%
*	NuVista Energy, Ltd.	707,869	3,791,548	0.5%
#	Pacific Rubiales Energy Corp.	463,400	1,747,489	0.2%

2

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
*	Painted Pony Petroleum, Ltd.	524,254	$3,341,122	0.5%
*	Parex Resources, Inc.	556,704	4,666,686	0.6%
	Parkland Fuel Corp.	410,377	8,174,684	1.1%
	Pason Systems, Inc.	356,252	6,374,886	0.9%
#	Pengrowth Energy Corp.	2,327,124	5,813,152	0.8%
#	Penn West Petroleum, Ltd.	535,640	922,038	0.1%
#*	Perpetual Energy, Inc.	383,029	300,535	0.0%
#	PHX Energy Services Corp.	135,274	593,516	0.1%
*	Poseidon Concepts Corp.	165,977	83	0.0%
#	Precision Drilling Corp.	1,736,481	11,678,495	1.6%
#	Pulse Seismic, Inc.	268,280	536,990	0.1%
*	Questerre Energy Corp. Class A	745,460	149,211	0.0%
*	RMP Energy, Inc.	678,628	1,271,409	0.2%
#*	Rock Energy, Inc.	231,775	640,211	0.1%
#	Savanna Energy Services Corp.	472,479	567,429	0.1%
#	Secure Energy Services, Inc.	631,339	6,459,978	0.9%
*	Serinus Energy, Inc.	13,570	8,474	0.0%
	ShawCor, Ltd.	209,000	6,122,746	0.8%
#*	Sprott Resource Corp.	455,390	342,727	0.1%
#	Spyglass Resources Corp.	669,452	104,518	0.0%
	Strad Energy Services, Ltd.	39,947	90,512	0.0%
#	Surge Energy, Inc.	1,156,583	3,278,066	0.5%
#*	TAG Oil, Ltd.	181,541	202,035	0.0%
#	TORC Oil & Gas, Ltd.	558,634	3,891,206	0.5%
#	Total Energy Services, Inc.	176,178	2,151,092	0.3%
#	TransGlobe Energy Corp.	448,945	1,790,029	0.2%
	Trican Well Service, Ltd.	790,196	2,625,551	0.4%
	Trilogy Energy Corp.	136,142	615,855	0.1%
	Trinidad Drilling, Ltd.	827,012	2,675,043	0.4%
#	Twin Butte Energy, Ltd.	1,511,708	871,441	0.1%
#*	Uex Corp.	608,088	121,715	0.0%
	Western Energy Services Corp.	406,097	1,882,547	0.3%
*	Xtreme Drilling & Coil Services Corp.	224,819	502,198	0.1%
*	Yangarra Resources, Ltd.	20,400	20,906	0.0%
#	Zargon Oil & Gas, Ltd.	164,240	332,688	0.0%
#	ZCL Composites, Inc.	96,300	535,857	0.1%
Total Energy			184,713,761	25.2%

Financials — (5.8%)
	AGF Management, Ltd. Class B	444,369	2,084,870	0.3%
#	Alaris Royalty Corp.	50,416	1,230,732	0.2%
#	Altus Group, Ltd.	195,097	2,780,406	0.4%
	Brookfield Real Estate Services, Inc.	8,075	97,171	0.0%
	Canaccord Genuity Group, Inc.	623,378	3,883,011	0.5%
#	Canadian Western Bank	436,532	10,055,265	1.4%
	Clairvest Group, Inc.	1,900	44,861	0.0%
	Clarke, Inc.	17,242	163,585	0.0%
	Colliers International Group, Inc.	157,548	6,029,459	0.8%
	E-L Financial Corp., Ltd.	1,700	892,405	0.1%
#	Echelon Financial Holdings, Inc.	14,650	178,697	0.0%
	Equitable Group, Inc.	50,795	2,491,761	0.4%
*	Equity Financial Holdings, Inc.	800	5,220	0.0%

3

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Fiera Capital Corp.	124,550	$1,235,528	0.2%
	Firm Capital Mortgage Investment Corp.	2,494	25,200	0.0%
	First National Financial Corp.	3,873	61,366	0.0%
	FirstService Corp.	150,648	4,187,749	0.6%
*	Genesis Land Development Corp.	76,842	204,256	0.0%
#	Genworth MI Canada, Inc.	64,654	1,697,879	0.2%
	Gluskin Sheff + Associates, Inc.	160,621	3,227,852	0.5%
#	GMP Capital, Inc.	288,387	1,184,488	0.2%
	Guardian Capital Group, Ltd. Class A	11,327	170,948	0.0%
#	Home Capital Group, Inc.	90,000	3,118,655	0.4%
#	Killam Properties, Inc.	357,789	2,919,031	0.4%
*	Kingsway Financial Services, Inc.	14,370	81,228	0.0%
#	Laurentian Bank of Canada	191,320	7,374,015	1.0%
#*	Mainstreet Equity Corp.	24,994	735,212	0.1%
	Melcor Developments, Ltd.	41,240	574,190	0.1%
#	Sprott, Inc.	773,488	1,529,635	0.2%
*	Street Capital Group, Inc.	120,227	226,208	0.0%
	TMX Group, Ltd.	21,876	930,912	0.1%
Total Financials			59,421,795	8.1%

Health Care — (0.9%)
	Amica Mature Lifestyles, Inc.	36,241	232,708	0.0%
#	Extendicare, Inc.	561,871	3,405,415	0.5%
*	Knight Therapeutics, Inc.	51,775	277,736	0.0%
#	Medical Facilities Corp.	164,269	1,992,534	0.3%
*	QLT, Inc.	219,010	903,044	0.1%
#	Sienna Senior Living, Inc.	215,004	2,659,577	0.4%
*	Theratechnologies, Inc.	10,101	12,374	0.0%
*	Transition Therapeutics, Inc.	31,841	65,008	0.0%
*	Zenith Epigenetics Corp.	111,820	7,252	0.0%
Total Health Care			9,555,648	1.3%

Industrials — (9.8%)
	Aecon Group, Inc.	408,101	4,165,963	0.6%
#	AG Growth International, Inc.	87,632	3,285,674	0.4%
#	Algoma Central Corp.	25,790	354,948	0.0%
*	ATS Automation Tooling Systems, Inc.	522,530	6,396,704	0.9%
#	Badger Daylighting, Ltd.	213,881	4,484,823	0.6%
#*	Ballard Power Systems, Inc.	134,734	278,314	0.0%
#	Bird Construction, Inc.	204,133	1,820,690	0.2%
#	Black Diamond Group, Ltd.	231,141	3,240,415	0.4%
#	CanWel Building Materials Group, Ltd.	82,513	378,542	0.1%
#	Cervus Equipment Corp.	33,597	431,193	0.1%
	DirectCash Payments, Inc.	78,722	821,255	0.1%
#	Exchange Income Corp.	76,468	1,237,937	0.2%
	Exco Technologies, Ltd.	128,615	1,576,538	0.2%
*	Heroux-Devtek, Inc.	125,954	1,117,350	0.1%
#	HNZ Group, Inc.	23,088	369,704	0.1%
#	Horizon North Logistics, Inc.	483,483	1,490,320	0.2%
#	K-Bro Linen, Inc.	29,653	1,257,819	0.2%
	MacDonald Dettwiler & Associates, Ltd.	2,395	175,013	0.0%
	Magellan Aerospace Corp.	71,576	977,651	0.1%

4

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Morneau Shepell, Inc.	264,411	$3,518,423	0.5%
#	New Flyer Industries, Inc.	254,471	3,153,892	0.4%
*	Ovivo, Inc. Class A	93,231	113,460	0.0%
	Richelieu Hardware, Ltd.	76,285	3,837,459	0.5%
#	Rocky Mountain Dealerships, Inc.	80,214	590,848	0.1%
#	Russel Metals, Inc.	350,655	6,381,416	0.9%
#	Stantec, Inc.	453,829	13,262,417	1.8%
#	Stuart Olson, Inc.	88,659	486,950	0.1%
#	Student Transportation, Inc.	446,081	2,057,187	0.3%
#	Toromont Industries, Ltd.	376,225	9,410,143	1.3%
	Transcontinental, Inc. Class A	359,276	4,426,948	0.6%
#	TransForce, Inc.	432,009	8,761,239	1.2%
#	Wajax Corp.	100,638	1,737,194	0.2%
#	WesternOne, Inc.	110,100	63,468	0.0%
	Westjet Airlines, Ltd.	3,803	79,592	0.0%
*	Westport Innovations, Inc.	3,750	17,684	0.0%
#	Westshore Terminals Investment Corp.	318,149	7,746,126	1.1%
Total Industrials			99,505,299	13.5%

Information Technology — (3.3%)
#*	5N Plus, Inc.	333,314	322,906	0.0%
	Absolute Software Corp.	234,888	1,690,667	0.2%
*	AgJunction, Inc.	20,300	9,102	0.0%
#*	Avigilon Corp.	161,993	2,184,117	0.3%
	Calian Technologies, Ltd.	20,637	305,672	0.0%
*	Celestica, Inc.	93,521	1,088,707	0.2%
	COM DEV International, Ltd.	439,451	2,030,130	0.3%
#	Computer Modelling Group, Ltd.	370,857	3,759,047	0.5%
*	Descartes Systems Group, Inc. (The)	255,838	4,106,927	0.6%
	DH Corp.	11,296	361,038	0.1%
#*	DragonWave, Inc.	162,023	88,211	0.0%
	Enghouse Systems, Ltd.	97,257	3,791,388	0.5%
#	Evertz Technologies, Ltd.	136,281	1,776,345	0.2%
#*	EXFO, Inc.	686	2,230	0.0%
	Mediagrif Interactive Technologies, Inc.	9,626	131,173	0.0%
*	Mitel Networks Corp.	257,061	2,280,411	0.3%
#*	Points International, Ltd.	36,359	451,213	0.1%
#*	Redknee Solutions, Inc.	76,611	290,742	0.0%
*	Sandvine Corp.	1,036,169	2,978,260	0.4%
#*	Sierra Wireless, Inc.	159,192	3,954,946	0.5%
*	Smart Technologies, Inc. Class A	7,408	7,117	0.0%
#*	Solium Capital, Inc.	87,806	554,675	0.1%
	Vecima Networks, Inc.	6,059	51,955	0.0%
#	Wi-Lan, Inc.	780,333	1,805,574	0.3%
Total Information Technology			34,022,553	4.6%

Materials — (17.3%)
	Acadian Timber Corp.	30,788	465,887	0.1%
	AirBoss of America Corp.	80,062	1,429,450	0.2%
*	Alacer Gold Corp.	1,475,888	3,462,251	0.5%
	Alamos Gold, Inc.	733,915	4,154,347	0.6%
*	Alexco Resource Corp.	137,307	46,722	0.0%

5

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Almaden Minerals, Ltd.	98,343	$80,312	0.0%
#	Altius Minerals Corp.	108,800	1,258,735	0.2%
*	Americas Silver Corp.	978,870	168,500	0.0%
*	Amerigo Resources, Ltd.	553,854	195,113	0.0%
*	Argonaut Gold, Inc.	645,866	868,739	0.1%
#*	Asanko Gold, Inc.	262,544	462,447	0.1%
	AuRico Gold, Inc.	1,608,298	4,596,977	0.6%
#*	Avalon Rare Metals, Inc.	352,025	66,938	0.0%
#*	B2Gold Corp.	5,268,073	8,056,060	1.1%
#*	Banro Corp.	14,500	4,644	0.0%
	Canam Group, Inc. Class A	237,796	2,648,313	0.4%
#	Canexus Corp.	683,986	799,535	0.1%
*	Canfor Corp.	36,400	792,698	0.1%
	Canfor Pulp Products, Inc.	206,915	2,594,307	0.4%
*	Capstone Mining Corp.	2,111,821	2,062,788	0.3%
	Cascades, Inc.	477,193	2,731,729	0.4%
	Centerra Gold, Inc.	999,634	5,682,467	0.8%
#*	China Gold International Resources Corp., Ltd.	846,660	1,403,191	0.2%
*	Claude Resources, Inc.	1,023,200	548,874	0.1%
#*	Copper Mountain Mining Corp.	643,331	597,489	0.1%
	Dominion Diamond Corp.	487,201	6,826,275	0.9%
#*	Dundee Precious Metals, Inc.	646,222	1,314,174	0.2%
#*	Eastern Platinum, Ltd.	310,296	402,466	0.1%
*	EcoSynthetix, Inc.	1,500	1,429	0.0%
*	Endeavour Mining Corp.	2,738,376	1,359,322	0.2%
#*	Endeavour Silver Corp.	536,376	1,077,905	0.1%
*	Entree Gold, Inc.	26,637	8,317	0.0%
*	Exeter Resource Corp.	70,137	33,693	0.0%
#*	First Majestic Silver Corp.	652,877	3,162,456	0.4%
#*	Fortress Paper, Ltd. Class A	16,706	55,642	0.0%
*	Fortuna Silver Mines, Inc.	876,406	3,192,672	0.4%
#*	Golden Star Resources, Ltd.	1,116,362	353,053	0.0%
#*	Great Panther Silver, Ltd.	700,801	297,378	0.0%
*	Guyana Goldfields, Inc.	426,283	1,351,546	0.2%
*	Hanfeng Evergreen, Inc.	45,837	4,749	0.0%
	HudBay Minerals, Inc.	1,398,004	11,640,706	1.6%
#*	IAMGOLD Corp.	2,443,241	4,890,394	0.7%
#*	Imperial Metals Corp.	236,915	1,972,711	0.3%
*	Interfor Corp.	381,931	6,265,625	0.8%
#*	International Tower Hill Mines, Ltd.	220,027	70,465	0.0%
	Intertape Polymer Group, Inc.	324,227	4,859,511	0.7%
#*	Katanga Mining, Ltd.	1,025,162	164,157	0.0%
*	Kinross Gold Corp.	235,545	548,788	0.1%
#*	Kirkland Lake Gold, Inc.	461,108	2,078,493	0.3%
#*	Lake Shore Gold Corp.	2,928,516	3,001,201	0.4%
#	Lucara Diamond Corp.	1,384,065	2,205,196	0.3%
	Major Drilling Group International, Inc.	559,212	2,798,299	0.4%
	Mandalay Resources Corp.	1,134,842	872,256	0.1%
*	Minco Base Metals Corp.	2,780	—	0.0%
*	Nautilus Minerals, Inc.	89,354	32,909	0.0%
#*	Nevada Copper Corp.	160,491	192,743	0.0%
	Nevsun Resources, Ltd.	1,171,411	4,408,032	0.6%

6

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
*	New Gold, Inc.	2,304,655	$6,181,421	0.8%
#	Norbord, Inc.	249,680	5,239,483	0.7%
*	North American Palladium, Ltd.	190,289	6,094	0.0%
#*	Northern Dynasty Minerals, Ltd.	148,624	50,573	0.0%
#*	Novagold Resources, Inc.	550,799	1,891,856	0.3%
#	OceanaGold Corp.	1,947,816	4,818,856	0.7%
#	Osisko Gold Royalties, Ltd.	149,942	1,887,174	0.3%
#	Pan American Silver Corp.	979,973	8,426,669	1.1%
*	Phoscan Chemical Corp.	432,579	100,439	0.0%
#*	Pilot Gold, Inc.	65,895	32,710	0.0%
#*	Platinum Group Metals, Ltd.	241,887	94,896	0.0%
#*	Polymet Mining Corp.	613,665	682,942	0.1%
#*	Primero Mining Corp.	1,071,138	4,176,493	0.6%
#*	RB Energy, Inc.	396,013	277	0.0%
*	Richmont Mines, Inc.	227,643	725,396	0.1%
#*	Rubicon Minerals Corp.	491,305	511,366	0.1%
#*	Sabina Gold & Silver Corp.	383,055	134,943	0.0%
#*	Sandstorm Gold, Ltd.	634,160	1,873,539	0.3%
#*	Seabridge Gold, Inc.	111,235	683,084	0.1%
#*	SEMAFO, Inc.	1,595,446	4,291,992	0.6%
#	Sherritt International Corp.	1,970,361	3,297,081	0.4%
#*	Silver Standard Resources, Inc.	571,298	3,590,624	0.5%
*	St Andrew Goldfields, Ltd.	774,028	198,310	0.0%
	Stella-Jones, Inc.	183,200	6,090,043	0.8%
#*	Stornoway Diamond Corp.	297,297	195,183	0.0%
#*	Tanzanian Royalty Exploration Corp.	298,950	98,134	0.0%
#*	Taseko Mines, Ltd.	960,266	530,491	0.1%
*	Tembec, Inc.	403,476	688,074	0.1%
#*	Teranga Gold Corp.	1,849,263	1,051,223	0.1%
#*	Thompson Creek Metals Co., Inc.	1,092,468	892,168	0.1%
*	Timminco, Ltd.	69,822	91	0.0%
#*	Timmins Gold Corp.	910,674	510,386	0.1%
*	Wesdome Gold Mines, Ltd.	314,464	259,326	0.0%
#	Western Forest Products, Inc.	2,201,509	3,930,637	0.5%
	Winpak, Ltd.	109,623	3,324,675	0.4%
Total Materials			177,087,725	24.1%

Telecommunication Services — (0.4%)
	Axia NetMedia Corp.	185,467	487,055	0.1%
	BCE, Inc.	1	23	0.0%
#	Manitoba Telecom Services, Inc.	161,284	3,604,032	0.5%
Total Telecommunication Services			4,091,110	0.6%

Utilities — (4.6%)
#	Algonquin Power & Utilities Corp.	1,054,815	7,904,778	1.1%
#*	Alterra Power Corp.	1,104,421	371,383	0.1%
#	Boralex, Inc. Class A	167,168	1,777,415	0.2%
#	Capital Power Corp.	523,509	9,028,330	1.2%
#	Capstone Infrastructure Corp.	555,800	1,330,538	0.2%
#	Innergex Renewable Energy, Inc.	512,927	4,361,317	0.6%
#	Just Energy Group, Inc.	727,176	3,790,165	0.5%
#*	Maxim Power Corp.	92,234	201,600	0.0%

7

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Utilities — (Continued)
#	Northland Power, Inc.	518,896	$6,572,406	0.9%
#	Superior Plus Corp.	689,743	6,936,086	0.9%
#	TransAlta Corp.	45,392	351,797	0.0%
#	TransAlta Renewables, Inc.	119,722	1,184,759	0.2%
	Valener, Inc.	255,612	3,446,362	0.5%
Total Utilities			47,256,936	6.4%
TOTAL COMMON STOCKS			731,050,185	99.5%

SECURITIES LENDING COLLATERAL — (28.5%)
§@	DFA Short Term Investment Fund	25,124,378	290,689,056	39.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,290,823,223)^			$1,021,739,241	139.1%

8

The Canadian Small Company Series
continued

Summary of the Series' investments as of June 30, 2015, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$83,581,322	—	—	$83,581,322
Consumer Staples	31,814,036	—	—	31,814,036
Energy	184,698,558	$15,203	—	184,713,761
Financials	59,421,795	—	—	59,421,795
Health Care	9,548,396	7,252	—	9,555,648
Industrials	99,505,299	—	—	99,505,299
Information Technology	34,022,553	—	—	34,022,553
Materials	177,082,608	5,117	—	177,087,725
Telecommunication Services	4,091,110	—	—	4,091,110
Utilities	47,256,936	—	—	47,256,936
Securities Lending Collateral	—	290,689,056	—	290,689,056
TOTAL	$731,022,613	$290,716,628	—	$1,021,739,241

9

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (86.8%)
Consumer Discretionary — (17.9%)
#	Accordia Golf Co., Ltd.	306,889	$3,233,490	0.1%
#	Adastria Holdings Co., Ltd.	93,820	2,086,985	0.1%
#	Aeon Fantasy Co., Ltd.	57,832	750,890	0.0%
#*	AGORA Hospitality Group Co., Ltd.	427,000	177,575	0.0%
	Ahresty Corp.	127,000	712,280	0.0%
*	Aigan Co., Ltd.	95,200	222,525	0.0%
	Aisan Industry Co., Ltd.	184,400	1,478,636	0.1%
#	Akebono Brake Industry Co., Ltd.	403,400	1,572,409	0.1%
#	Alpen Co., Ltd.	112,500	1,736,466	0.1%
	Alpha Corp.	30,400	293,429	0.0%
	Alpine Electronics, Inc.	272,000	4,642,893	0.2%
	Amiyaki Tei Co., Ltd.	24,500	875,119	0.0%
	Amuse, Inc.	22,299	642,190	0.0%
*	Anrakutei Co., Ltd.	22,000	79,327	0.0%
	AOI Pro, Inc.	39,200	242,654	0.0%
	AOKI Holdings, Inc.	276,200	3,097,939	0.1%
	Aoyama Trading Co., Ltd.	315,900	7,513,669	0.3%
	Arata Corp.	91,000	272,069	0.0%
	Arcland Sakamoto Co., Ltd.	84,500	1,883,769	0.1%
	Asahi Broadcasting Corp.	21,200	143,280	0.0%
#	Asahi Co., Ltd.	95,000	1,056,289	0.1%
#	Asatsu-DK, Inc.	199,100	5,024,611	0.2%
#*	Ashimori Industry Co., Ltd.	319,000	562,038	0.0%
#	ASKUL Corp.	46,600	968,359	0.1%
#	Atom Corp.	135,300	739,383	0.0%
	Atsugi Co., Ltd.	765,000	784,853	0.0%
	Autobacs Seven Co., Ltd.	419,100	6,148,121	0.3%
#	Avex Group Holdings, Inc.	234,300	3,480,180	0.2%
	Belluna Co., Ltd.	214,500	959,229	0.0%
	Best Denki Co., Ltd.	396,500	481,767	0.0%
#	Bic Camera, Inc.	497,600	4,362,857	0.2%
	Bookoff Corp.	58,000	435,682	0.0%
#	BRONCO BILLY Co., Ltd.	13,900	383,290	0.0%
	Calsonic Kansei Corp.	990,000	5,481,082	0.2%
#	Can Do Co., Ltd.	65,300	962,800	0.1%
	Central Sports Co., Ltd.	27,700	440,270	0.0%
	CHIMNEY Co., Ltd.	19,600	384,734	0.0%
#	Chiyoda Co., Ltd.	152,300	3,013,390	0.1%
	Chofu Seisakusho Co., Ltd.	86,200	2,598,779	0.1%
#	Chori Co., Ltd.	73,900	1,086,230	0.1%
	Chuo Spring Co., Ltd.	202,000	595,057	0.0%
#*	Clarion Co., Ltd.	767,000	2,524,094	0.1%
	Cleanup Corp.	133,500	1,172,554	0.1%
#	Colowide Co., Ltd.	351,000	4,205,885	0.2%
#	COOKPAD, Inc.	88,100	2,875,381	0.1%
	Corona Corp.	82,400	857,718	0.0%
#	Cross Plus, Inc.	22,000	157,578	0.0%
#	DA Consortium, Inc.	143,200	595,734	0.0%
	Daido Metal Co., Ltd.	190,000	2,232,435	0.1%
#	Daidoh, Ltd.	130,000	594,524	0.0%
#*	Daiei, Inc. (The)	1,408,000	1,602,843	0.1%

1

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Daiichikosho Co., Ltd.	174,000	$4,391,143	0.2%
	Daikoku Denki Co., Ltd.	44,700	735,659	0.0%
	Daimaruenawin Co., Ltd.	400	2,633	0.0%
#	Dainichi Co., Ltd.	49,300	344,238	0.0%
#	Daisyo Corp.	54,300	656,118	0.0%
	DCM Holdings Co., Ltd.	537,400	3,600,220	0.2%
#	Descente, Ltd.	244,000	2,280,801	0.1%
	Doshisha Co., Ltd.	140,100	2,316,841	0.1%
	Doutor Nichires Holdings Co., Ltd.	174,386	2,597,882	0.1%
	Dunlop Sports Co., Ltd.	77,500	907,478	0.0%
	Dynic Corp.	174,000	278,486	0.0%
	Eagle Industry Co., Ltd.	150,900	2,894,359	0.1%
#	EDION Corp.	528,800	3,772,846	0.2%
	Exedy Corp.	185,100	4,678,828	0.2%
	F T Communications Co., Ltd.	7,300	152,377	0.0%
	F-Tech, Inc.	26,900	291,250	0.0%
#	FCC Co., Ltd.	200,100	3,405,467	0.1%
#	Fields Corp.	88,200	1,154,859	0.1%
	Fine Sinter Co., Ltd.	49,000	144,391	0.0%
#	First Juken Co., Ltd.	8,900	99,875	0.0%
#	Foster Electric Co., Ltd.	129,400	2,050,046	0.1%
#	France Bed Holdings Co., Ltd.	702,000	1,157,845	0.1%
#	Fuji Co., Ltd.	109,800	2,161,222	0.1%
#	Fuji Corp., Ltd.	132,700	754,542	0.0%
	Fuji Kiko Co., Ltd.	148,000	736,993	0.0%
#	Fuji Kyuko Co., Ltd.	139,000	1,444,430	0.1%
	Fuji Oozx, Inc.	6,000	25,200	0.0%
#	Fujibo Holdings, Inc.	763,000	2,114,771	0.1%
#	Fujikura Rubber, Ltd.	44,200	318,811	0.0%
	Fujishoji Co., Ltd.	21,300	246,503	0.0%
#	Fujita Kanko, Inc.	88,000	309,252	0.0%
#	Fujitsu General, Ltd.	378,000	4,731,958	0.2%
	FuKoKu Co., Ltd.	36,400	403,188	0.0%
#	Funai Electric Co., Ltd.	41,000	367,694	0.0%
#	Furukawa Battery Co., Ltd. (The)	98,000	820,635	0.0%
	Futaba Industrial Co., Ltd.	321,600	1,793,089	0.1%
	G-7 Holdings, Inc.	29,200	240,376	0.0%
#	G-Tekt Corp.	94,000	937,589	0.0%
#	Gakken Holdings Co., Ltd.	322,000	731,009	0.0%
	Genki Sushi Co., Ltd.	31,200	543,348	0.0%
#	Geo Holdings Corp.	197,800	1,746,575	0.1%
#	GLOBERIDE, Inc.	641,000	868,686	0.0%
	Goldwin, Inc.	188,000	1,056,451	0.1%
	Gourmet Kineya Co., Ltd.	87,000	683,400	0.0%
#	GSI Creos Corp.	345,000	451,273	0.0%
	Gulliver International Co., Ltd.	392,700	3,428,528	0.1%
	Gunze, Ltd.	1,111,000	3,091,959	0.1%
#	H-One Co., Ltd.	69,500	425,423	0.0%
	H2O Retailing Corp.	442,605	7,361,480	0.3%
#	Hagihara Industries, Inc.	22,700	331,260	0.0%
	Hakuyosha Co., Ltd.	65,000	144,318	0.0%
#	Happinet Corp.	96,500	1,655,211	0.1%

2

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Hard Off Corp. Co., Ltd.	51,000	$415,099	0.0%
	Haruyama Trading Co., Ltd.	47,900	303,555	0.0%
	Heiwa Corp.	57,400	1,175,343	0.1%
	HI-LEX Corp.	57,600	1,500,433	0.1%
#	Hiday Hidaka Corp.	60,564	1,753,189	0.1%
#	Higashi Nihon House Co., Ltd.	226,700	960,838	0.1%
#	Himaraya Co., Ltd.	35,900	309,735	0.0%
#	Hiramatsu, Inc.	158,800	878,638	0.0%
#	HIS Co., Ltd.	211,100	5,483,943	0.2%
#	Honeys Co., Ltd.	102,940	962,419	0.1%
#	Hoosiers Holdings Co., Ltd.	162,500	777,213	0.0%
#	Ichibanya Co., Ltd.	47,900	2,252,684	0.1%
#	Ichikoh Industries, Ltd.	294,000	673,145	0.0%
*	IJT Technology Holdings Co., Ltd.	128,280	565,007	0.0%
#	Ikyu Corp.	106,000	1,442,599	0.1%
#	Imasen Electric Industrial	85,400	1,450,615	0.1%
#	Imperial Hotel, Ltd.	14,200	307,046	0.0%
	Intage Holdings, Inc.	82,200	1,024,726	0.1%
*	Izuhakone Railway Co., Ltd.	300	—	0.0%
*	Izutsuya Co., Ltd.	555,000	316,440	0.0%
#*	Janome Sewing Machine Co., Ltd.	1,041,000	1,615,484	0.1%
	Japan Vilene Co., Ltd.	162,000	899,611	0.0%
	Japan Wool Textile Co., Ltd. (The)	342,000	2,314,150	0.1%
#	Jin Co., Ltd.	79,400	1,730,435	0.1%
#	Joban Kosan Co., Ltd.	333,000	441,965	0.0%
	Joshin Denki Co., Ltd.	209,000	1,904,201	0.1%
#	JP-Holdings, Inc.	301,300	1,118,586	0.1%
#*	JVC Kenwood Corp.	918,530	1,756,082	0.1%
#	K's Holdings Corp.	116,800	3,225,698	0.1%
#*	Kadokawa Dwango Corp.	253,333	4,646,036	0.2%
	Kasai Kogyo Co., Ltd.	141,000	1,246,955	0.1%
#	Kawai Musical Instruments Manufacturing Co., Ltd.	45,400	853,767	0.0%
	Keihin Corp.	262,800	3,320,219	0.1%
#	Keiyo Co., Ltd.	181,300	825,801	0.0%
#	KFC Holdings Japan, Ltd.	77,000	1,467,257	0.1%
#*	Kintetsu Department Store Co., Ltd.	116,000	331,302	0.0%
#	Kinugawa Rubber Industrial Co., Ltd.	285,000	1,208,028	0.1%
	Kitamura Co., Ltd.	2,000	12,263	0.0%
*	KNT-CT Holdings Co., Ltd.	619,000	939,451	0.0%
#	Kohnan Shoji Co., Ltd.	194,000	2,226,077	0.1%
#	Kojima Co., Ltd.	154,700	420,883	0.0%
	Komatsu Seiren Co., Ltd.	138,300	693,037	0.0%
	Komeri Co., Ltd.	197,000	4,428,467	0.2%
#	Konaka Co., Ltd.	126,060	717,956	0.0%
#	Koshidaka Holdings Co., Ltd.	43,400	741,094	0.0%
	Kourakuen Corp.	9,300	117,781	0.0%
#	KU Holdings Co., Ltd.	136,400	730,564	0.0%
	Kura Corp.	68,600	1,859,869	0.1%
	Kurabo Industries, Ltd.	1,301,000	2,163,224	0.1%
#	Kuraudia Co., Ltd.	5,700	64,610	0.0%
#	KYB Co., Ltd.	1,144,000	4,926,064	0.2%
#	Kyoritsu Maintenance Co., Ltd.	61,060	2,457,234	0.1%

3

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Kyoto Kimono Yuzen Co., Ltd.	67,000	$603,723	0.0%
	LEC, Inc.	42,800	442,166	0.0%
#	Look, Inc.	235,000	499,415	0.0%
#	Mamiya-Op Co., Ltd.	331,000	599,864	0.0%
#	Marche Corp.	23,000	177,709	0.0%
#	Mars Engineering Corp.	50,500	917,408	0.0%
*	Maruei Department Store Co., Ltd.	17,000	21,936	0.0%
#*	Maruzen CHI Holdings Co., Ltd.	29,800	102,122	0.0%
	Matsuya Foods Co., Ltd.	48,200	925,419	0.0%
#	Meiko Network Japan Co., Ltd.	119,100	1,339,232	0.1%
	Meiwa Estate Co., Ltd.	56,900	269,254	0.0%
	Mikuni Corp.	112,000	426,417	0.0%
	Misawa Homes Co., Ltd.	162,300	1,487,772	0.1%
	Mitsuba Corp.	211,890	3,372,536	0.1%
	Mitsui Home Co., Ltd.	170,000	744,783	0.0%
#	Mizuno Corp.	577,000	2,890,881	0.1%
	Monogatari Corp. (The)	25,400	821,202	0.0%
	MOS Food Services, Inc.	1,900	37,073	0.0%
	Mr Max Corp.	119,000	330,137	0.0%
	Murakami Corp.	11,000	144,923	0.0%
#	Musashi Seimitsu Industry Co., Ltd.	132,600	2,603,178	0.1%
	Nafco Co., Ltd.	34,300	464,212	0.0%
#	Nagawa Co., Ltd.	8,900	198,167	0.0%
#*	Naigai Co., Ltd.	1,450,000	783,398	0.0%
	Nakayamafuku Co., Ltd.	9,500	69,398	0.0%
#	Next Co., Ltd.	132,800	754,887	0.0%
#	Nexyz Corp.	11,900	69,929	0.0%
	Nice Holdings, Inc.	460,000	875,792	0.0%
	Nifco, Inc.	295,500	9,363,392	0.4%
	Nihon Eslead Corp.	18,300	167,489	0.0%
#	Nihon Plast Co., Ltd.	4,700	32,998	0.0%
	Nihon Tokushu Toryo Co., Ltd.	56,000	351,664	0.0%
	Nippon Felt Co., Ltd.	58,200	247,908	0.0%
	Nippon Piston Ring Co., Ltd.	500,000	1,068,653	0.1%
	Nippon Seiki Co., Ltd.	224,400	4,780,415	0.2%
	Nishikawa Rubber Co., Ltd.	15,000	259,105	0.0%
	Nishimatsuya Chain Co., Ltd.	307,700	2,781,548	0.1%
	Nissan Tokyo Sales Holdings Co., Ltd.	236,000	595,749	0.0%
#	Nissei Build Kogyo Co., Ltd.	339,000	880,552	0.0%
*	Nissen Holdings Co., Ltd.	22,800	72,794	0.0%
	Nissin Kogyo Co., Ltd.	227,200	3,511,458	0.2%
	Nittan Valve Co., Ltd.	82,800	235,685	0.0%
	Ohashi Technica, Inc.	28,700	328,875	0.0%
#	Ohsho Food Service Corp.	71,000	2,564,616	0.1%
	Onward Holdings Co., Ltd.	757,000	4,651,606	0.2%
#	OPT, Inc.	81,500	557,559	0.0%
	Otsuka Kagu, Ltd.	39,700	411,347	0.0%
	Pacific Industrial Co., Ltd.	226,500	1,716,305	0.1%
#	Pal Co., Ltd.	68,400	2,057,079	0.1%
	Paltac Corp.	197,334	2,404,582	0.1%
#	PanaHome Corp.	481,200	3,220,249	0.1%
	Parco Co., Ltd.	113,200	921,252	0.0%

4

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	Paris Miki Holdings, Inc.	155,600	$691,651	0.0%
	PIA Corp.	1,300	21,993	0.0%
	Piolax, Inc.	57,900	2,561,694	0.1%
#*	Pioneer Corp.	1,922,600	5,044,160	0.2%
	Plenus Co., Ltd.	132,400	2,381,505	0.1%
#	Press Kogyo Co., Ltd.	590,000	2,356,884	0.1%
#	Pressance Corp.	39,800	1,118,524	0.1%
	Proto Corp.	63,300	871,449	0.0%
	Renaissance, Inc.	50,100	436,812	0.0%
#*	Renown, Inc.	336,200	337,994	0.0%
#	Resort Solution Co., Ltd.	180,000	387,947	0.0%
#	Resorttrust, Inc.	291,116	7,018,444	0.3%
	Rhythm Watch Co., Ltd.	595,000	830,722	0.0%
#	Riberesute Corp.	14,500	87,870	0.0%
#	Right On Co., Ltd.	89,925	586,551	0.0%
	Riken Corp.	518,000	2,031,266	0.1%
	Ringer Hut Co., Ltd.	56,800	877,451	0.0%
	Round One Corp.	446,000	2,690,698	0.1%
	Royal Holdings Co., Ltd.	176,200	2,813,386	0.1%
	Sac's Bar Holdings, Inc.	73,550	1,060,058	0.1%
#	Saizeriya Co., Ltd.	187,200	2,770,221	0.1%
#	Sakai Ovex Co., Ltd.	350,000	505,969	0.0%
	San Holdings, Inc.	14,000	196,555	0.0%
	Sanden Corp.	693,000	3,996,692	0.2%
	Sanei Architecture Planning Co., Ltd.	43,300	351,421	0.0%
#	Sangetsu Co., Ltd.	175,725	4,449,991	0.2%
#	Sanko Marketing Foods Co., Ltd.	30,400	248,182	0.0%
	Sankyo Seiko Co., Ltd.	188,700	701,428	0.0%
	Sanoh Industrial Co., Ltd.	140,500	914,104	0.0%
#	Sanyo Electric Railway Co., Ltd.	142,000	586,535	0.0%
	Sanyo Housing Nagoya Co., Ltd.	38,600	425,401	0.0%
	Sanyo Shokai, Ltd.	678,000	1,647,128	0.1%
#	Sato Restaurant Systems Co., Ltd.	41,400	316,199	0.0%
#	Scroll Corp.	157,200	360,279	0.0%
#	Seiko Holdings Corp.	954,407	4,756,319	0.2%
#	Seiren Co., Ltd.	296,700	2,590,948	0.1%
#	Senshukai Co., Ltd.	185,200	1,486,522	0.1%
#*	Septeni Holdings Co., Ltd.	58,100	612,625	0.0%
#	Seria Co., Ltd.	120,100	5,043,721	0.2%
#	Shidax Corp.	85,200	380,195	0.0%
	Shikibo, Ltd.	802,000	877,647	0.0%
	Shimachu Co., Ltd.	295,800	7,615,745	0.3%
	Shimojima Co., Ltd.	23,800	219,870	0.0%
	Shiroki Corp.	285,000	576,207	0.0%
	Shobunsha Publications, Inc.	273,500	1,935,953	0.1%
#	Shochiku Co., Ltd.	220,000	2,064,153	0.1%
	Showa Corp.	326,700	3,534,058	0.2%
	SKY Perfect JSAT Holdings, Inc.	892,200	5,477,032	0.2%
	SNT Corp.	88,700	452,415	0.0%
	Soft99 Corp.	70,600	411,146	0.0%
	Sotoh Co., Ltd.	42,600	362,581	0.0%
	SPK Corp.	17,200	298,940	0.0%

5

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
	St Marc Holdings Co., Ltd.	48,200	$2,519,968	0.1%
#	Starbucks Coffee Japan, Ltd.	163,400	2,135,826	0.1%
	Starts Corp., Inc.	138,600	2,069,618	0.1%
	Step Co., Ltd.	39,200	293,157	0.0%
#	Studio Alice Co., Ltd.	63,100	817,218	0.0%
	Suminoe Textile Co., Ltd.	342,000	936,477	0.0%
	Sumitomo Forestry Co., Ltd.	268,366	2,819,985	0.1%
	Sumitomo Riko Co., Ltd.	233,900	2,010,240	0.1%
	Suncall Corp.	27,000	157,240	0.0%
	T RAD Co., Ltd.	418,000	984,076	0.1%
#	T-Gaia Corp.	143,200	1,431,686	0.1%
#	Tachi-S Co., Ltd.	167,540	2,124,378	0.1%
	Tachikawa Corp.	50,800	300,918	0.0%
	Taiho Kogyo Co., Ltd.	101,000	1,033,336	0.1%
	Takamatsu Construction Group Co., Ltd.	83,600	1,603,683	0.1%
#	Takata Corp.	23,600	308,404	0.0%
	Take And Give Needs Co., Ltd.	55,670	586,456	0.0%
	Takihyo Co., Ltd.	76,000	280,416	0.0%
#	Tama Home Co., Ltd.	80,300	437,474	0.0%
#	Tamron Co., Ltd.	111,400	2,205,144	0.1%
#	TBK Co., Ltd.	119,000	723,353	0.0%
*	Ten Allied Co., Ltd.	50,000	154,785	0.0%
	Tigers Polymer Corp.	52,100	318,647	0.0%
#	Toa Corp.	132,100	1,329,162	0.1%
#	Toabo Corp.	529,000	358,407	0.0%
#	Toei Animation Co., Ltd.	22,500	582,472	0.0%
	Toei Co., Ltd.	419,000	2,210,866	0.1%
	Tohokushinsha Film Corp.	22,500	167,685	0.0%
	Tokai Rika Co., Ltd.	295,500	5,628,185	0.2%
#	Token Corp.	47,750	2,162,042	0.1%
#	Tokyo Dome Corp.	1,210,200	5,155,674	0.2%
#	Tokyo Individualized Educational Institute, Inc.	47,300	172,937	0.0%
#	Tokyu Recreation Co., Ltd.	79,000	468,292	0.0%
#	Tomy Co., Ltd.	385,193	1,992,589	0.1%
	Topre Corp.	218,300	3,091,207	0.1%
#	Toridoll.corp	115,500	1,321,616	0.1%
#	Tosho Co., Ltd.	42,700	906,007	0.0%
#	Toyo Tire & Rubber Co., Ltd.	277,100	4,571,100	0.2%
#	TPR Co., Ltd.	130,600	3,095,975	0.1%
	TS Tech Co., Ltd.	63,500	1,560,742	0.1%
	TSI Holdings Co., Ltd.	443,295	2,818,164	0.1%
#	Tsukada Global Holdings, Inc.	107,800	877,102	0.0%
	Tsukamoto Corp. Co., Ltd.	190,000	225,889	0.0%
	Tsutsumi Jewelry Co., Ltd.	48,600	1,195,388	0.1%
	Tv Tokyo Holdings Corp.	12,200	245,972	0.0%
	Tyo, Inc.	313,000	496,914	0.0%
#	U-Shin, Ltd.	130,600	835,234	0.0%
	Unipres Corp.	226,500	4,507,313	0.2%
#	United Arrows, Ltd.	140,200	5,253,999	0.2%
#*	Unitika, Ltd.	2,738,000	1,213,650	0.1%
#	Universal Entertainment Corp.	80,300	1,271,421	0.1%
#*	Usen Corp.	730,180	2,294,771	0.1%
6

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
#	Village Vanguard Co., Ltd.	31,000	$404,387	0.0%
#	VT Holdings Co., Ltd.	499,500	1,972,641	0.1%
	Wacoal Holdings Corp.	629,000	6,550,239	0.3%
*	Watabe Wedding Corp.	43,000	216,933	0.0%
#	WATAMI Co., Ltd.	138,100	1,614,633	0.1%
#	West Holdings Corp.	99,600	927,089	0.0%
	Workman Co., Ltd.	900	47,039	0.0%
	Wowow, Inc.	28,300	1,210,758	0.1%
	Xebio Co., Ltd.	150,400	2,353,607	0.1%
#	Yachiyo Industry Co., Ltd.	8,800	59,335	0.0%
#	Yamato International, Inc.	8,200	29,055	0.0%
	Yellow Hat, Ltd.	95,400	2,042,073	0.1%
#	Yomiuri Land Co., Ltd.	241,000	1,066,103	0.1%
#	Yondoshi Holdings, Inc.	114,620	2,064,292	0.1%
#	Yonex Co., Ltd.	41,300	367,692	0.0%
	Yorozu Corp.	104,000	1,789,572	0.1%
#	Yoshinoya Holdings Co., Ltd.	194,000	2,222,602	0.1%
	Yutaka Giken Co., Ltd.	2,000	43,164	0.0%
#	Zenrin Co., Ltd.	154,900	1,904,245	0.1%
#	Zensho Holdings Co., Ltd.	655,800	5,952,922	0.2%
	Zojirushi Corp.	166,000	1,038,438	0.1%
Total Consumer Discretionary			511,890,108	20.4%

Consumer Staples — (7.6%)
#	Aderans Co., Ltd.	131,800	1,568,966	0.1%
#	Aeon Hokkaido Corp.	339,700	1,994,564	0.1%
#	Ain Pharmaciez, Inc.	142,400	3,857,649	0.2%
	Arcs Co., Ltd.	195,600	4,310,698	0.2%
	Ariake Japan Co., Ltd.	110,900	2,499,605	0.1%
#	Artnature, Inc.	93,200	1,260,393	0.1%
	Axial Retailing, Inc.	80,000	1,611,364	0.1%
	Belc Co., Ltd.	56,100	1,549,623	0.1%
	Cawachi, Ltd.	89,600	1,393,098	0.1%
	CFS Corp.	3,800	22,288	0.0%
	Chubu Shiryo Co., Ltd.	110,700	675,173	0.0%
	Chuo Gyorui Co., Ltd.	93,000	216,374	0.0%
	Coca-Cola West Co., Ltd.	195,200	2,786,544	0.1%
	Cocokara fine, Inc.	98,860	2,403,218	0.1%
	Create SD Holdings Co., Ltd.	47,000	1,693,728	0.1%
	Daikokutenbussan Co., Ltd.	33,400	971,858	0.0%
	Dr Ci:Labo Co., Ltd.	84,600	2,687,248	0.1%
	Dydo Drinco, Inc.	43,900	1,881,214	0.1%
	Ezaki Glico Co., Ltd.	5,700	184,517	0.0%
#	Fancl Corp.	232,200	3,185,204	0.1%
*	Feed One Holdings Co., Ltd.	836,040	803,849	0.0%
#*	First Baking Co., Ltd.	183,000	222,087	0.0%
	Fuji Oil Co., Ltd.	367,600	5,837,798	0.2%
	Fujicco Co., Ltd.	118,600	1,769,412	0.1%
#	Fujiya Co., Ltd.	240,000	427,134	0.0%
	Genky Stores, Inc.	7,800	388,131	0.0%
	Hagoromo Foods Corp.	39,000	383,552	0.0%
	Heiwado Co., Ltd.	184,300	3,430,912	0.1%

7

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	$406,538	0.0%
#	Hokuto Corp.	130,400	2,377,473	0.1%
	House Foods Group, Inc.	202,800	3,470,371	0.1%
	Inageya Co., Ltd.	172,800	1,827,433	0.1%
	Itochu-Shokuhin Co., Ltd.	27,400	904,874	0.0%
	Itoham Foods, Inc.	960,800	4,942,091	0.2%
#	J-Oil Mills, Inc.	548,000	1,780,272	0.1%
#	Kagome Co., Ltd.	47,000	762,509	0.0%
#	Kakiyasu Honten Co., Ltd.	16,600	250,609	0.0%
	Kameda Seika Co., Ltd.	73,500	2,220,817	0.1%
	Kansai Super Market, Ltd.	16,700	115,003	0.0%
#	Kasumi Co., Ltd.	244,500	2,301,197	0.1%
	Kato Sangyo Co., Ltd.	118,000	2,510,840	0.1%
#	Kenko Mayonnaise Co., Ltd.	41,900	452,030	0.0%
	Key Coffee, Inc.	104,300	1,503,409	0.1%
*	Kirindo Holdings Co., Ltd.	28,300	173,551	0.0%
#	Kotobuki Spirits Co., Ltd.	29,500	586,846	0.0%
	Kusuri No Aoki Co., Ltd.	50,200	2,463,982	0.1%
#	Kyokuyo Co., Ltd.	507,000	1,186,084	0.1%
#	Life Corp.	183,400	2,941,676	0.1%
#	Lion Corp.	971,000	5,486,026	0.2%
	Mandom Corp.	121,500	4,075,939	0.2%
	Marudai Food Co., Ltd.	603,000	2,233,317	0.1%
#	Maruetsu, Inc. (The)	375,000	1,829,345	0.1%
	Maruha Nichiro Corp.	231,507	3,352,832	0.1%
	Matsumotokiyoshi Holdings Co., Ltd.	229,700	6,680,147	0.3%
#	Maxvalu Nishinihon Co., Ltd.	2,400	31,036	0.0%
	Maxvalu Tokai Co., Ltd.	57,500	822,508	0.0%
	Medical System Network Co., Ltd.	78,200	238,780	0.0%
	Megmilk Snow Brand Co., Ltd.	266,000	3,529,308	0.1%
	Meito Sangyo Co., Ltd.	53,700	545,221	0.0%
	Milbon Co., Ltd.	67,876	2,180,575	0.1%
#	Ministop Co., Ltd.	87,700	1,248,629	0.1%
#	Mitsubishi Shokuhin Co., Ltd.	87,800	1,977,757	0.1%
	Mitsui Sugar Co., Ltd.	529,850	1,837,896	0.1%
	Miyoshi Oil & Fat Co., Ltd.	384,000	477,096	0.0%
	Morinaga & Co., Ltd.	1,156,000	2,478,835	0.1%
	Morinaga Milk Industry Co., Ltd.	1,160,000	3,878,574	0.2%
	Morozoff, Ltd.	146,000	473,927	0.0%
	Nagatanien Co., Ltd.	125,000	1,221,223	0.1%
	Nakamuraya Co., Ltd.	189,000	732,485	0.0%
	Natori Co., Ltd.	20,300	208,510	0.0%
	Nichimo Co., Ltd.	170,000	285,822	0.0%
	Nichirei Corp.	1,516,000	6,452,308	0.3%
#	Nihon Chouzai Co., Ltd.	12,580	333,828	0.0%
	Niitaka Co., Ltd.	7,260	72,199	0.0%
	Nippon Beet Sugar Manufacturing Co., Ltd.	619,000	1,041,218	0.0%
	Nippon Flour Mills Co., Ltd.	712,000	3,573,754	0.1%
#*	Nippon Suisan Kaisha, Ltd.	1,489,700	4,403,698	0.2%
#	Nisshin Oillio Group, Ltd. (The)	692,000	2,479,994	0.1%
	Nissin Sugar Co., Ltd.	19,600	409,309	0.0%
	Nitto Fuji Flour Milling Co., Ltd.	64,000	179,467	0.0%

8

The Japanese Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
	Noevir Holdings Co., Ltd.	70,500	$1,275,415	0.1%
	Oenon Holdings, Inc.	316,000	659,857	0.0%
#	OIE Sangyo Co., Ltd.	20,900	156,957	0.0%
	Okuwa Co., Ltd.	120,000	996,307	0.0%
	Olympic Group Corp.	64,900	595,396	0.0%
	OUG Holdings, Inc.	29,000	60,565	0.0%
#	Pigeon Corp.	101,300	6,314,774	0.3%
	Prima Meat Packers, Ltd.	874,000	2,059,828	0.1%
#	Qol Co., Ltd.	54,100	328,231	0.0%
	Riken Vitamin Co., Ltd.	79,200	1,828,368	0.1%
#	Rock Field Co., Ltd.	58,100	989,559	0.0%
#	Rokko Butter Co., Ltd.	36,700	400,140	0.0%
	S Foods, Inc.	77,762	1,625,660	0.1%
	S&B Foods, Inc.	499	17,940	0.0%
#	Sakata Seed Corp.	187,900	2,786,677	0.1%
#	San-A Co., Ltd.	100,900	3,401,222	0.1%
	Sapporo Holdings, Ltd.	1,993,000	8,625,333	0.4%
#	Shoei Foods Corp.	44,000	343,537	0.0%
	Showa Sangyo Co., Ltd.	524,000	2,035,633	0.1%
	Sogo Medical Co., Ltd.	28,400	1,356,092	0.1%
	ST Corp.	78,900	713,395	0.0%
	Starzen Co., Ltd.	337,000	979,696	0.0%
#	Takara Holdings, Inc.	814,000	6,480,260	0.3%
#	Tobu Store Co., Ltd.	205,000	526,079	0.0%
	Toho Co., Ltd.	197,000	744,883	0.0%
#	Tohto Suisan Co., Ltd.	173,000	301,374	0.0%
	Torigoe Co., Ltd. (The)	82,600	573,258	0.0%
	Toyo Sugar Refining Co., Ltd.	157,000	142,117	0.0%
#	UNY Group Holdings Co., Ltd.	1,471,300	7,799,995	0.3%
	Valor Co., Ltd.	216,200	3,504,509	0.1%
	Warabeya Nichiyo Co., Ltd.	84,860	1,488,060	0.1%
#	Welcia Holdings Co., Ltd.	122,800	4,102,415	0.2%
	Yaizu Suisankagaku Industry Co., Ltd.	44,800	398,575	0.0%
	Yamatane Corp.	535,000	826,164	0.0%
#	Yamaya Corp.	22,800	326,843	0.0%
	Yaoko Co., Ltd.	52,300	3,212,833	0.1%
#	Yokohama Reito Co., Ltd.	252,400	1,871,471	0.1%
	Yomeishu Seizo Co., Ltd.	100,000	792,953	0.0%
	Yonekyu Corp.	9,200	129,372	0.0%
	Yuasa Funashoku Co., Ltd.	112,000	275,708	0.0%
	Yutaka Foods Corp.	6,000	97,947	0.0%
Total Consumer Staples			219,110,767	8.7%

Energy — (0.9%)
#	BP Castrol K.K.	66,500	643,012	0.0%
	Cosmo Oil Co., Ltd.	3,536,000	5,509,736	0.2%
	Fuji Kosan Co., Ltd.	33,100	187,166	0.0%
#	Fuji Oil Co., Ltd.	293,100	887,567	0.0%
	Itochu Enex Co., Ltd.	311,000	1,992,438	0.1%
#	Japan Drilling Co., Ltd.	33,400	1,396,325	0.1%
	Japan Oil Transportation Co., Ltd.	84,000	174,619	0.0%
#	Kyoei Tanker Co., Ltd.	68,000	126,756	0.0%

9

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
	Mitsuuroko Group Holdings Co., Ltd.	190,200	$929,122	0.0%
	Nippon Coke & Engineering Co., Ltd.	1,410,500	1,407,309	0.1%
#	Nippon Gas Co., Ltd.	185,900	4,599,978	0.2%
	Nippon Seiro Co., Ltd.	64,000	145,796	0.0%
#	Sala Corp.	128,500	707,047	0.0%
	San-Ai Oil Co., Ltd.	314,000	2,173,535	0.1%
	Shinko Plantech Co., Ltd.	236,000	1,804,173	0.1%
#	Sinanen Co., Ltd.	268,000	1,056,645	0.0%
	Toa Oil Co., Ltd.	427,000	604,361	0.0%
	Toyo Kanetsu K.K.	642,000	1,501,615	0.1%
Total Energy			25,847,200	1.0%

Financials — (10.2%)
	77 Bank, Ltd. (The)	589,000	3,288,271	0.1%
	Aichi Bank, Ltd. (The)	54,200	2,661,507	0.1%
	Airport Facilities Co., Ltd.	136,670	934,732	0.0%
	Aizawa Securities Co., Ltd.	159,400	805,131	0.0%
	Akita Bank, Ltd. (The)	1,120,400	3,184,122	0.1%
	Anabuki Kosan, Inc.	22,000	50,945	0.0%
	Aomori Bank, Ltd. (The)	1,185,000	3,535,815	0.1%
	Asax Co., Ltd.	1,700	20,519	0.0%
	Awa Bank, Ltd. (The)	1,185,000	7,105,993	0.3%
	Bank of Iwate, Ltd. (The)	105,100	4,809,967	0.2%
	Bank of Kochi, Ltd. (The)	178,000	229,291	0.0%
	Bank of Nagoya, Ltd. (The)	1,026,297	4,154,915	0.2%
#	Bank of Okinawa, Ltd. (The)	113,200	4,958,952	0.2%
	Bank of Saga, Ltd. (The)	771,000	1,783,000	0.1%
	Bank of the Ryukyus, Ltd.	231,780	3,743,075	0.2%
	Chiba Kogyo Bank, Ltd. (The)	236,500	1,667,387	0.1%
	Chukyo Bank, Ltd. (The)	686,000	1,263,117	0.1%
	Daibiru Corp.	312,400	3,519,029	0.1%
	Daiichi Commodities Co., Ltd.	13,700	51,501	0.0%
#	Daikyo, Inc.	1,959,000	3,682,897	0.1%
	Daisan Bank, Ltd. (The)	764,000	1,217,463	0.0%
	Daishi Bank, Ltd. (The)	2,061,000	7,293,168	0.3%
	Daito Bank, Ltd. (The)	898,000	1,182,906	0.0%
	DBS Co Ltd	45,500	281,735	0.0%
	Dream Incubator, Inc.	14,800	230,293	0.0%
#	Ehime Bank, Ltd. (The)	854,000	1,890,405	0.1%
	Eighteenth Bank, Ltd. (The)	1,099,000	3,113,353	0.1%
#	FIDEA Holdings Co., Ltd.	745,700	1,489,961	0.1%
#	Financial Products Group Co., Ltd.	129,100	1,329,278	0.1%
	Fukui Bank, Ltd. (The)	1,233,000	2,954,485	0.1%
	Fukushima Bank, Ltd. (The)	1,435,000	1,115,788	0.0%
	Fuyo General Lease Co., Ltd.	84,100	3,320,385	0.1%
#	GCA Savvian Corp.	89,100	957,110	0.0%
	Goldcrest Co., Ltd.	104,790	1,895,846	0.1%
	Grandy House Corp.	14,200	37,343	0.0%
	Heiwa Real Estate Co., Ltd.	252,000	4,140,570	0.2%
	Higashi-Nippon Bank, Ltd. (The)	840,000	2,128,185	0.1%
	Higo Bank, Ltd. (The)	1,151,000	6,551,664	0.3%
	Hokkoku Bank, Ltd. (The)	1,788,000	6,205,215	0.2%

10

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Hokuetsu Bank, Ltd. (The)	1,246,000	$2,418,794	0.1%
	Hyakugo Bank, Ltd. (The)	1,527,609	6,442,288	0.3%
	Hyakujushi Bank, Ltd. (The)	1,548,000	5,032,420	0.2%
	IBJ Leasing Co., Ltd.	64,900	1,537,776	0.1%
	Ichiyoshi Securities Co., Ltd.	200,900	2,381,330	0.1%
	IwaiCosmo Holdings, Inc.	116,200	1,281,644	0.1%
*	Japan Asia Investment Co., Ltd.	107,000	73,124	0.0%
#	Jimoto Holdings, Inc.	362,700	761,566	0.0%
#	Jowa Holdings Co., Ltd.	46,800	1,662,766	0.1%
	Juroku Bank, Ltd. (The)	2,060,000	8,124,606	0.3%
#	kabu.com Securities Co., Ltd.	495,400	2,462,883	0.1%
#	Kabuki-Za Co., Ltd.	39,000	1,701,394	0.1%
	Kagoshima Bank, Ltd. (The)	985,000	6,387,839	0.3%
#	Kansai Urban Banking Corp.	135,600	1,495,605	0.1%
	Keihanshin Building Co., Ltd.	188,700	1,062,643	0.0%
	Keiyo Bank, Ltd. (The)	1,325,000	6,927,376	0.3%
	Kita-Nippon Bank, Ltd. (The)	50,006	1,188,649	0.0%
	Kiyo Bank, Ltd. (The)	382,290	5,496,535	0.2%
#	Kosei Securities Co., Ltd. (The)	11,000	23,118	0.0%
#	Kyokuto Securities Co., Ltd.	124,100	2,097,458	0.1%
#	Land Business Co., Ltd.	59,500	221,600	0.0%
#*	Leopalace21 Corp.	1,523,700	9,543,623	0.4%
	Marusan Securities Co., Ltd.	391,600	2,873,564	0.1%
#	Michinoku Bank, Ltd. (The)	801,000	1,530,003	0.1%
	Mie Bank, Ltd. (The)	455,000	1,061,179	0.0%
	Minato Bank, Ltd. (The)	1,115,000	2,198,445	0.1%
	Mito Securities Co., Ltd.	316,200	1,188,851	0.0%
	Miyazaki Bank, Ltd. (The)	944,000	2,845,694	0.1%
#	Monex Group, Inc.	1,207,400	3,081,660	0.1%
#	Money Partners Group Co., Ltd.	52,400	197,821	0.0%
	Musashino Bank, Ltd. (The)	203,400	6,891,841	0.3%
#	Nagano Bank, Ltd. (The)	496,000	842,152	0.0%
	Nanto Bank, Ltd. (The)	1,043,000	4,187,139	0.2%
*	New Real Property K.K.	43,900	—	0.0%
#	Nisshin Fudosan Co.	191,500	845,769	0.0%
	North Pacific Bank, Ltd.	1,846,200	7,610,951	0.3%
	Ogaki Kyoritsu Bank, Ltd. (The)	2,012,000	5,597,710	0.2%
	Oita Bank, Ltd. (The)	999,900	3,746,778	0.2%
#	Okasan Securities Group, Inc.	48,000	363,718	0.0%
	Relo Holdings, Inc.	62,400	4,414,972	0.2%
	Ricoh Leasing Co., Ltd.	103,100	2,876,502	0.1%
#	SAMTY Co., Ltd.	65,200	435,570	0.0%
	San-In Godo Bank, Ltd. (The)	980,000	7,550,640	0.3%
	Sankyo Frontier Co., Ltd.	4,000	29,760	0.0%
#	Sawada Holdings Co., Ltd.	143,600	1,025,435	0.0%
	Senshu Ikeda Holdings, Inc.	1,365,100	7,062,181	0.3%
	Shiga Bank, Ltd. (The)	1,131,000	6,334,444	0.3%
	Shikoku Bank, Ltd. (The)	1,145,000	2,430,087	0.1%
	Shimane Bank, Ltd. (The)	15,600	191,772	0.0%
	Shimizu Bank, Ltd. (The)	46,700	1,338,685	0.1%
#	Sparx Group Co., Ltd.	573,300	1,156,044	0.0%
	Sumitomo Real Estate Sales Co., Ltd.	107,760	2,481,487	0.1%

11

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
#	Sun Frontier Fudousan Co., Ltd.	136,000	$1,492,659	0.1%
	Taiko Bank, Ltd. (The)	189,000	383,867	0.0%
	Takagi Securities Co., Ltd.	231,000	535,053	0.0%
	Takara Leben Co., Ltd.	510,100	2,161,533	0.1%
	TOC Co., Ltd.	435,250	3,175,631	0.1%
	Tochigi Bank, Ltd. (The)	745,000	3,028,318	0.1%
	Toho Bank, Ltd. (The)	1,335,200	4,910,719	0.2%
	Tohoku Bank, Ltd. (The)	541,000	759,506	0.0%
#	Tokyo Rakutenchi Co., Ltd.	218,000	984,067	0.0%
	Tokyo Theatres Co., Inc.	461,000	611,552	0.0%
#*	Tokyo TY Financial Group, Inc.	154,738	4,952,443	0.2%
	Tomato Bank, Ltd.	476,000	774,474	0.0%
	TOMONY Holdings, Inc.	935,150	4,171,891	0.2%
#	Tosei Corp.	195,300	1,316,281	0.1%
	Tottori Bank, Ltd. (The)	337,000	664,912	0.0%
	Towa Bank, Ltd. (The)	1,833,000	1,639,985	0.1%
	Toyo Securities Co., Ltd.	431,000	1,227,810	0.1%
	Tsukuba Bank, Ltd.	480,700	1,647,456	0.1%
#	Yamagata Bank, Ltd. (The)	874,500	4,140,906	0.2%
	Yamanashi Chuo Bank, Ltd. (The)	999,000	4,518,547	0.2%
Total Financials			292,598,820	11.7%

Health Care — (4.3%)
	As One Corp.	81,768	2,336,674	0.1%
	Asahi Intecc Co., Ltd.	120,500	5,522,395	0.2%
	ASKA Pharmaceutical Co., Ltd.	132,800	1,465,457	0.1%
	Biofermin Pharmaceutical Co., Ltd.	9,800	256,179	0.0%
	BML, Inc.	70,300	2,099,215	0.1%
#	CMIC Holdings Co., Ltd.	66,500	1,013,394	0.0%
	Create Medic Co., Ltd.	28,000	259,821	0.0%
#	Daiken Medical Co., Ltd.	42,900	825,307	0.0%
	Daito Pharmaceutical Co., Ltd.	58,000	1,043,525	0.0%
	Eiken Chemical Co., Ltd.	98,700	1,722,585	0.1%
	EPS Corp.	169,400	2,002,210	0.1%
	FALCO HOLDINGS Co., Ltd.	39,100	432,003	0.0%
	Fuji Pharma Co., Ltd.	37,700	698,430	0.0%
	Fuso Pharmaceutical Industries, Ltd.	427,000	1,256,392	0.1%
	Hogy Medical Co., Ltd.	72,000	3,740,384	0.2%
	Iwaki & Co., Ltd.	137,000	289,347	0.0%
#	Japan Medical Dynamic Marketing, Inc.	70,100	329,295	0.0%
	Jeol, Ltd.	459,000	2,207,625	0.1%
	JMS Co., Ltd.	157,000	416,256	0.0%
	Kaken Pharmaceutical Co., Ltd.	251,000	6,288,557	0.3%
	Kawasumi Laboratories, Inc.	69,400	467,087	0.0%
	Kissei Pharmaceutical Co., Ltd.	77,800	2,033,707	0.1%
	KYORIN Holdings, Inc.	306,100	6,448,833	0.3%
	Mani, Inc.	31,900	2,038,818	0.1%
#	Message Co., Ltd.	87,100	2,737,390	0.1%
	Mochida Pharmaceutical Co., Ltd.	75,299	4,708,687	0.2%
	Nagaileben Co., Ltd.	58,000	1,114,816	0.0%
#	Nakanishi, Inc.	102,300	3,498,640	0.1%
	Nichi-iko Pharmaceutical Co., Ltd.	267,850	4,427,589	0.2%

12

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Health Care — (Continued)
#	Nichii Gakkan Co.	277,900	$2,156,416	0.1%
	Nihon Kohden Corp.	3,600	184,057	0.0%
#	Nikkiso Co., Ltd.	369,000	3,816,564	0.2%
	Nippon Chemiphar Co., Ltd.	180,000	939,196	0.0%
	Nippon Shinyaku Co., Ltd.	175,000	5,036,937	0.2%
#	Nipro Corp.	704,600	5,805,199	0.2%
	Nissui Pharmaceutical Co., Ltd.	70,500	796,899	0.0%
	Paramount Bed Holdings Co., Ltd.	117,500	3,341,963	0.1%
	Psc, Inc.	26,500	1,383,355	0.1%
	Rion Co., Ltd.	40,500	530,760	0.0%
	Rohto Pharmaceutical Co., Ltd.	382,100	5,542,632	0.2%
	Seed Co., Ltd.	2,800	36,452	0.0%
#	Seikagaku Corp.	167,400	2,702,984	0.1%
	Ship Healthcare Holdings, Inc.	209,900	4,912,955	0.2%
	Shofu, Inc.	29,300	334,981	0.0%
#	Software Service, Inc.	16,800	639,789	0.0%
	Taiko Pharmaceutical Co., Ltd.	66,500	1,200,674	0.0%
	Techno Medica Co., Ltd.	19,000	411,456	0.0%
	Toho Holdings Co., Ltd.	322,500	4,219,056	0.2%
	Tokai Corp/Gifu	50,000	1,504,416	0.1%
	Torii Pharmaceutical Co., Ltd.	57,800	1,658,629	0.1%
#	Towa Pharmaceutical Co., Ltd.	60,200	2,657,856	0.1%
	Tsukui Corp.	186,100	1,799,222	0.1%
#	Tsumura & Co.	214,500	4,799,614	0.2%
	Uchiyama Holdings Co., Ltd.	22,300	129,513	0.0%
#	Vital KSK Holdings, Inc.	188,100	1,604,203	0.1%
#	Wakamoto Pharmaceutical Co., Ltd.	107,000	267,442	0.0%
	ZERIA Pharmaceutical Co., Ltd.	122,799	2,464,545	0.1%
Total Health Care			122,558,383	4.9%

Industrials — (25.8%)
#*	A&A Material Corp.	127,000	124,213	0.0%
#	Advan Co., Ltd.	96,200	1,047,976	0.1%
	Advanex, Inc.	212,000	312,554	0.0%
	Aeon Delight Co., Ltd.	88,800	2,169,306	0.1%
	Aica Kogyo Co., Ltd.	318,300	6,588,512	0.3%
	Aichi Corp.	176,500	869,105	0.0%
	Aida Engineering, Ltd.	304,300	2,957,214	0.1%
#	Alinco, Inc.	55,500	567,014	0.0%
	Alps Logistics Co., Ltd.	50,700	568,761	0.0%
#	Altech Corp.	43,850	493,045	0.0%
	Anest Iwata Corp.	171,300	1,246,192	0.1%
#*	Arrk Corp.	352,900	500,589	0.0%
	Asahi Diamond Industrial Co., Ltd.	328,400	3,984,974	0.2%
#	Asahi Kogyosha Co., Ltd.	124,000	436,192	0.0%
#*	Asanuma Corp.	501,000	789,086	0.0%
	Asia Air Survey Co., Ltd.	20,000	89,952	0.0%
#*	Asia Growth Capital, Ltd.	391,200	544,878	0.0%
	Asunaro Aoki Construction Co., Ltd.	154,000	1,087,912	0.1%
	Bando Chemical Industries, Ltd.	459,000	1,822,203	0.1%
#	Benefit One, Inc.	99,700	886,526	0.0%
	Bunka Shutter Co., Ltd.	305,000	2,637,956	0.1%

13

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Career Design Center Co., Ltd.	24,600	$246,409	0.0%
	Central Glass Co., Ltd.	1,243,000	4,063,553	0.2%
	Central Security Patrols Co., Ltd.	41,900	441,260	0.0%
#	Chiyoda Integre Co., Ltd.	66,900	1,153,399	0.1%
	Chodai Co., Ltd.	20,000	153,133	0.0%
	Chudenko Corp.	113,700	1,816,058	0.1%
#	Chugai Ro Co., Ltd.	384,000	762,069	0.0%
	CKD Corp.	344,700	3,023,993	0.1%
#	Cosel Co., Ltd.	125,300	1,457,962	0.1%
#	CTI Engineering Co., Ltd.	74,400	1,181,140	0.1%
	Dai-Dan Co., Ltd.	156,000	882,990	0.0%
	Daido Kogyo Co., Ltd.	185,000	450,160	0.0%
	Daifuku Co., Ltd.	539,900	6,253,138	0.3%
	Daihatsu Diesel Manufacturing Co., Ltd.	74,000	608,045	0.0%
	Daihen Corp.	609,000	2,156,201	0.1%
#	Daiho Corp.	48,000	223,251	0.0%
	Daiichi Jitsugyo Co., Ltd.	254,000	1,305,954	0.1%
#	Daiseki Co., Ltd.	226,963	3,974,327	0.2%
	Daiseki Eco. Solution Co., Ltd.	7,200	116,871	0.0%
#*	Daisue Construction Co., Ltd.	25,400	219,524	0.0%
	Daiwa Industries, Ltd.	178,000	1,357,267	0.1%
	Daiwa Odakyu Construction Co.	5,400	40,049	0.0%
#*	Danto Holdings Corp.	165,000	214,287	0.0%
	Denyo Co., Ltd.	86,100	1,141,642	0.1%
#	Dijet Industrial Co., Ltd.	88,000	205,583	0.0%
	DMG Mori Seiki Co., Ltd.	577,200	6,798,023	0.3%
	DMW Corp.	4,800	75,957	0.0%
#	Duskin Co., Ltd.	228,800	3,746,832	0.2%
#	Ebara Jitsugyo Co., Ltd.	37,900	474,714	0.0%
	Eidai Co., Ltd.	97,000	396,368	0.0%
#	Emori Group Holdings Co., Ltd.	48,300	492,889	0.0%
	en-japan, Inc.	61,600	1,085,982	0.1%
#	Endo Lighting Corp.	61,900	698,209	0.0%
#*	Enshu, Ltd.	281,000	306,015	0.0%
	Freund Corp.	9,900	89,505	0.0%
#	Fudo Tetra Corp.	987,300	2,421,681	0.1%
	Fujikura, Ltd.	2,042,000	8,577,639	0.4%
#*	Fujisash Co., Ltd.	449,200	632,182	0.0%
#	Fujitec Co., Ltd.	446,800	4,460,783	0.2%
	Fukuda Corp.	508,000	5,349,061	0.2%
	Fukushima Industries Corp.	75,400	1,481,718	0.1%
#	Fukuyama Transporting Co., Ltd.	765,400	3,841,166	0.2%
	FULLCAST Holdings Co., Ltd.	28,800	143,307	0.0%
	Funai Soken Holdings, Inc.	119,200	1,051,182	0.1%
#	Furukawa Co., Ltd.	1,606,000	3,156,434	0.1%
#	Furukawa Electric Co., Ltd.	4,610,000	8,136,200	0.3%
	Furusato Industries, Ltd.	51,900	783,075	0.0%
	Futaba Corp.	128,700	1,823,373	0.1%
	Gecoss Corp.	112,400	1,864,020	0.1%
	Glory, Ltd.	274,400	7,071,142	0.3%
	Hamakyorex Co., Ltd.	41,600	1,335,935	0.1%
	Hanwa Co., Ltd.	1,216,000	4,384,457	0.2%

14

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Harmonic Drive Systems, Inc.	146,300	$1,888,717	0.1%
#	Hazama Ando Corp.	1,049,700	7,056,975	0.3%
#	Hibiya Engineering, Ltd.	124,300	1,852,800	0.1%
	Hisaka Works, Ltd.	103,100	937,100	0.0%
#	Hitachi Koki Co., Ltd.	305,400	2,625,885	0.1%
#	Hitachi Metals Techno, Ltd.	56,500	663,261	0.0%
	Hitachi Transport System, Ltd.	238,300	3,153,563	0.1%
#	Hitachi Zosen Corp.	1,020,079	5,413,734	0.2%
#	Hokuetsu Industries Co., Ltd.	105,000	983,937	0.0%
	Hokuriku Electrical Construction Co., Ltd.	69,000	362,673	0.0%
#	Hosokawa Micron Corp.	176,000	987,242	0.0%
	Howa Machinery, Ltd.	72,000	479,664	0.0%
#	Ichiken Co., Ltd.	147,000	433,528	0.0%
	Ichinen Holdings Co., Ltd.	110,700	919,206	0.0%
	Idec Corp.	155,500	1,269,472	0.1%
	Iino Kaiun Kaisha, Ltd.	504,200	2,786,037	0.1%
	Inaba Denki Sangyo Co., Ltd.	138,900	4,841,750	0.2%
#	Inaba Seisakusho Co., Ltd.	51,100	624,254	0.0%
	Inabata & Co., Ltd.	317,300	3,067,034	0.1%
#	Inui Global Logistics Co., Ltd.	69,880	658,536	0.0%
#	Iseki & Co., Ltd.	1,128,000	2,612,668	0.1%
	Ishii Iron Works Co., Ltd.	91,000	197,457	0.0%
#*	Ishikawa Seisakusho, Ltd.	37,000	35,408	0.0%
	Itoki Corp.	217,600	1,223,094	0.1%
	Iwasaki Electric Co., Ltd.	383,000	844,515	0.0%
#	Iwatani Corp.	1,107,000	7,568,717	0.3%
#	Jalux, Inc.	40,800	472,694	0.0%
	Jamco Corp.	80,000	1,767,674	0.1%
#	Japan Foundation Engineering Co., Ltd.	123,000	439,815	0.0%
	Japan Pulp & Paper Co., Ltd.	469,000	1,388,306	0.1%
#	Japan Steel Works, Ltd. (The)	1,988,000	7,111,136	0.3%
	Japan Transcity Corp.	249,000	841,946	0.0%
#	JK Holdings Co., Ltd.	92,540	465,006	0.0%
#*	Juki Corp.	916,000	2,856,626	0.1%
	Kamei Corp.	153,000	1,096,219	0.1%
	Kanaden Corp.	116,000	815,342	0.0%
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	931,501	0.0%
#	Kanamoto Co., Ltd.	157,500	5,748,820	0.2%
	Kandenko Co., Ltd.	642,000	3,368,571	0.1%
	Kanematsu Corp.	2,391,625	3,805,336	0.2%
#*	Kanematsu-NNK Corp.	125,000	160,584	0.0%
#	Katakura Industries Co., Ltd.	137,600	1,664,510	0.1%
	Kato Works Co., Ltd.	308,000	2,267,623	0.1%
#	KAWADA TECHNOLOGIES, Inc.	60,600	2,681,639	0.1%
	Kawasaki Kinkai Kisen Kaisha, Ltd.	99,000	298,705	0.0%
	Keihin Co., Ltd.	248,000	360,966	0.0%
#*	KI Holdings Co., Ltd.	81,000	401,709	0.0%
#	King Jim Co., Ltd.	30,400	211,130	0.0%
#*	Kinki Sharyo Co., Ltd. (The)	157,000	418,280	0.0%
	Kintetsu World Express, Inc.	92,100	3,187,243	0.1%
	Kitagawa Iron Works Co., Ltd.	510,000	910,493	0.0%
	Kitano Construction Corp.	257,000	795,247	0.0%

15

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Kito Corp.	104,400	$1,197,866	0.1%
	Kitz Corp.	537,300	2,462,264	0.1%
*	Kobe Electric Railway Co., Ltd.	21,000	69,043	0.0%
#	Kobelco Eco-Solutions Co., Ltd.	82,000	501,753	0.0%
	Koike Sanso Kogyo Co., Ltd.	149,000	376,960	0.0%
	Kokusai Co., Ltd.	33,800	545,228	0.0%
	Kokuyo Co., Ltd.	531,425	4,232,655	0.2%
#	KOMAIHALTEC, Inc.	229,000	555,816	0.0%
	Komatsu Wall Industry Co., Ltd.	41,200	982,374	0.0%
	Komori Corp.	358,800	3,528,821	0.2%
	Kondotec, Inc.	119,000	765,871	0.0%
	Konoike Transport Co., Ltd.	14,700	287,749	0.0%
	Kosaido Co., Ltd.	275,700	1,087,063	0.1%
#	KRS Corp.	37,200	430,107	0.0%
*	Kumagai Gumi Co., Ltd.	1,791,000	6,479,911	0.3%
#	Kuroda Electric Co., Ltd.	213,300	2,999,151	0.1%
	Kyodo Printing Co., Ltd.	540,000	1,916,105	0.1%
	Kyokuto Boeki Kaisha, Ltd.	58,000	130,527	0.0%
	Kyokuto Kaihatsu Kogyo Co., Ltd.	210,100	2,987,309	0.1%
	Kyoritsu Printing Co., Ltd.	70,100	184,625	0.0%
	Kyosan Electric Manufacturing Co., Ltd.	283,000	906,686	0.0%
	Kyowa Exeo Corp.	488,700	5,984,242	0.2%
	Kyudenko Corp.	225,000	2,530,075	0.1%
#	Link And Motivation, Inc.	243,400	353,245	0.0%
*	Lonseal Corp.	116,000	159,960	0.0%
#	Maeda Corp.	845,000	7,470,851	0.3%
#	Maeda Kosen Co., Ltd.	100,100	1,217,770	0.1%
	Maeda Road Construction Co., Ltd.	386,000	5,949,972	0.2%
	Maezawa Industries, Inc.	35,700	108,622	0.0%
	Maezawa Kasei Industries Co., Ltd.	46,900	481,008	0.0%
	Maezawa Kyuso Industries Co., Ltd.	49,600	604,675	0.0%
	Makino Milling Machine Co., Ltd.	652,000	4,444,628	0.2%
	Marubeni Construction Material Lease Co., Ltd.	75,000	215,340	0.0%
	Marufuji Sheet Piling Co., Ltd.	52,000	187,707	0.0%
	Maruka Machinery Co., Ltd.	29,500	353,638	0.0%
	Maruyama Manufacturing Co., Inc.	237,000	531,593	0.0%
	Maruzen Co., Ltd.	46,000	412,320	0.0%
#	Maruzen Showa Unyu Co., Ltd.	309,000	985,388	0.0%
	Matsuda Sangyo Co., Ltd.	82,582	914,143	0.0%
	Matsui Construction Co., Ltd.	128,600	606,738	0.0%
	Max Co., Ltd.	197,000	2,216,137	0.1%
	Meidensha Corp.	1,081,050	4,005,893	0.2%
#	Meiji Shipping Co., Ltd.	114,200	385,271	0.0%
#	Meisei Industrial Co., Ltd.	239,000	1,535,070	0.1%
	Meitec Corp.	184,400	5,782,585	0.2%
	Meito Transportation Co., Ltd.	22,000	135,126	0.0%
#	Meiwa Corp.	166,400	619,159	0.0%
	Mesco, Inc.	22,000	150,659	0.0%
	Mirait Holdings Corp.	381,285	4,268,045	0.2%
	Mitani Corp.	68,500	1,737,591	0.1%
	Mitsubishi Nichiyu Forklift Co., Ltd.	162,300	1,193,689	0.1%
#	Mitsubishi Pencil Co., Ltd.	105,300	3,395,031	0.1%

16

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Mitsuboshi Belting Co., Ltd.	303,000	$2,170,326	0.1%
	Mitsui Engineering & Shipbuilding Co., Ltd.	4,886,000	10,622,003	0.4%
#	Mitsui Matsushima Co., Ltd.	872,000	1,058,059	0.1%
	Mitsui-Soko Co., Ltd.	580,000	2,205,035	0.1%
	Mitsumura Printing Co., Ltd.	93,000	215,922	0.0%
#	Miura Co., Ltd.	418,200	4,894,215	0.2%
#	Miyaji Engineering Group, Inc.	365,175	712,304	0.0%
#	MonotaRO Co., Ltd.	193,800	5,120,544	0.2%
	Morita Holdings Corp.	239,000	2,328,411	0.1%
#	Moshi Moshi Hotline, Inc.	187,000	1,866,228	0.1%
#	NAC Co., Ltd.	60,600	672,814	0.0%
	Nachi-Fujikoshi Corp.	1,025,000	6,369,647	0.3%
	Nagase & Co., Ltd.	315,600	4,087,892	0.2%
	Nakabayashi Co., Ltd.	217,000	403,362	0.0%
	Nakano Corp.	14,800	50,145	0.0%
#	Namura Shipbuilding Co., Ltd.	223,528	2,187,832	0.1%
#	Narasaki Sangyo Co., Ltd.	86,000	233,403	0.0%
	NDS Co., Ltd.	235,000	659,439	0.0%
	NEC Capital Solutions, Ltd.	45,100	853,309	0.0%
#	Nichias Corp.	595,000	3,615,558	0.2%
	Nichiban Co., Ltd.	122,000	426,355	0.0%
	Nichiden Corp.	23,300	496,372	0.0%
	Nichiha Corp.	143,880	1,232,765	0.1%
	Nichireki Co., Ltd.	152,000	1,205,394	0.1%
	Nihon M&A Center, Inc.	202,300	5,813,951	0.2%
#	Nihon Trim Co., Ltd.	30,000	673,148	0.0%
	Nikkato Corp.	700	2,573	0.0%
	Nikko Co., Ltd.	152,000	580,489	0.0%
	Nippo Corp.	145,000	2,650,410	0.1%
	Nippon Air Conditioning Services Co., Ltd.	7,300	49,224	0.0%
#	Nippon Carbon Co., Ltd.	663,000	1,113,249	0.1%
#	Nippon Conveyor Co., Ltd.	170,000	375,241	0.0%
	Nippon Densetsu Kogyo Co., Ltd.	221,600	3,129,968	0.1%
	Nippon Filcon Co., Ltd.	70,900	324,997	0.0%
	Nippon Hume Corp.	131,600	1,051,263	0.1%
	Nippon Jogesuido Sekkei Co., Ltd.	31,100	391,970	0.0%
	Nippon Kanzai Co., Ltd.	43,000	1,121,767	0.1%
	Nippon Koei Co., Ltd.	389,000	1,644,648	0.1%
	Nippon Konpo Unyu Soko Co., Ltd.	358,000	5,923,362	0.2%
#	Nippon Parking Development Co., Ltd.	1,202,800	1,315,197	0.1%
	Nippon Rietec Co., Ltd.	7,000	49,698	0.0%
	Nippon Road Co., Ltd. (The)	395,000	2,196,103	0.1%
	Nippon Seisen Co., Ltd.	103,000	663,691	0.0%
#	Nippon Sharyo, Ltd.	422,000	1,304,355	0.1%
*	Nippon Sheet Glass Co., Ltd.	6,334,000	6,072,301	0.3%
	Nippon Steel & Sumikin Bussan Corp.	977,599	3,557,407	0.2%
	Nippon Steel & Sumikin Texeng Co., Ltd.	274,000	1,429,390	0.1%
	Nippon Thompson Co., Ltd.	389,000	1,630,375	0.1%
	Nippon Tungsten Co., Ltd.	62,000	106,826	0.0%
	Nishi-Nippon Railroad Co., Ltd.	1,627,000	6,482,809	0.3%
	Nishimatsu Construction Co., Ltd.	1,855,000	9,006,722	0.4%
	Nishio Rent All Co., Ltd.	85,500	3,092,444	0.1%

17

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Nissei ASB Machine Co., Ltd.	44,600	$905,580	0.0%
	Nissei Corp.	37,900	325,473	0.0%
	Nissei Plastic Industrial Co., Ltd.	241,800	1,930,578	0.1%
#	Nissha Printing Co., Ltd.	156,900	2,529,746	0.1%
	Nisshinbo Holdings, Inc.	929,000	7,672,103	0.3%
	Nissin Corp.	382,000	957,721	0.0%
#	Nissin Electric Co., Ltd.	284,000	1,536,839	0.1%
	Nitta Corp.	114,100	2,565,485	0.1%
	Nitto Boseki Co., Ltd.	924,000	3,292,587	0.1%
#	Nitto Kogyo Corp.	160,400	2,804,252	0.1%
	Nitto Kohki Co., Ltd.	68,900	1,293,509	0.1%
	Nitto Seiko Co., Ltd.	145,000	486,118	0.0%
#	Nittoc Construction Co., Ltd.	194,800	980,436	0.0%
#	Nittoku Engineering Co., Ltd.	85,300	830,202	0.0%
	Noda Corp.	158,100	602,244	0.0%
	Nomura Co., Ltd.	222,800	2,135,420	0.1%
	Noritake Co., Ltd.	614,000	1,411,757	0.1%
	Noritz Corp.	197,200	3,645,752	0.2%
#	NS United Kaiun Kaisha, Ltd.	604,000	1,507,444	0.1%
	Obara Group, Inc.	78,800	2,870,490	0.1%
	Obayashi Road Corp.	175,000	1,250,705	0.1%
	Odelic Co., Ltd.	12,800	316,124	0.0%
#	Oiles Corp.	169,850	3,333,821	0.1%
	Okabe Co., Ltd.	231,100	2,172,509	0.1%
*	Okamoto Machine Tool Works, Ltd.	193,000	247,156	0.0%
	Okamura Corp.	384,800	2,807,859	0.1%
#	OKK Corp.	437,000	615,461	0.0%
	OKUMA Corp.	863,000	6,196,418	0.3%
	Okumura Corp.	999,400	5,673,741	0.2%
	Onamba Co., Ltd.	1,500	8,559	0.0%
#	Onoken Co., Ltd.	84,000	864,129	0.0%
	Organo Corp.	225,000	965,581	0.0%
	OSG Corp.	455,100	7,420,946	0.3%
#	Outsourcing, Inc.	54,800	787,735	0.0%
	Oyo Corp.	96,400	1,709,004	0.1%
#	Pasco Corp.	124,000	387,703	0.0%
#	Pasona Group, Inc.	130,500	642,548	0.0%
#	Penta-Ocean Construction Co., Ltd.	1,716,600	5,610,362	0.2%
	Pilot Corp.	96,200	5,401,275	0.2%
#	Prestige International, Inc.	101,800	880,146	0.0%
	Pronexus, Inc.	133,200	877,639	0.0%
#	PS Mitsubishi Construction Co., Ltd.	101,300	441,178	0.0%
#	Raito Kogyo Co., Ltd.	299,100	2,925,015	0.1%
#	Rheon Automatic Machinery Co., Ltd.	81,000	374,447	0.0%
	Ryobi, Ltd.	785,200	2,143,119	0.1%
	Sakai Heavy Industries, Ltd.	244,000	629,846	0.0%
#	Sakai Moving Service Co., Ltd.	20,800	663,755	0.0%
#*	Sanix, Inc.	169,500	778,827	0.0%
#	Sanki Engineering Co., Ltd.	306,200	2,139,306	0.1%
#	Sanko Metal Industrial Co., Ltd.	136,000	311,396	0.0%
	Sankyo Tateyama, Inc.	171,000	3,065,373	0.1%
	Sankyu, Inc.	1,561,000	7,216,910	0.3%

18

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Sanwa Holdings Corp.	1,262,100	$8,751,418	0.4%
	Sanyo Denki Co., Ltd.	250,000	1,787,836	0.1%
	Sanyo Engineering & Construction, Inc.	48,000	196,103	0.0%
	Sanyo Industries, Ltd.	99,000	178,762	0.0%
	Sata Construction Co., Ltd.	427,000	565,108	0.0%
#	Sato Holdings Corp.	125,900	3,316,007	0.1%
	Sato Shoji Corp.	65,300	424,712	0.0%
	SBS Holdings, Inc.	66,900	582,456	0.0%
	Secom Joshinetsu Co., Ltd.	33,900	871,094	0.0%
	Seibu Electric Industry Co., Ltd.	67,000	290,376	0.0%
	Seika Corp.	322,000	768,684	0.0%
#	Seikitokyu Kogyo Co., Ltd.	181,200	1,014,099	0.1%
	Seino Holdings Co., Ltd.	315,000	2,469,854	0.1%
	Sekisui Jushi Corp.	174,400	2,376,738	0.1%
#	Senko Co., Ltd.	549,000	2,335,109	0.1%
#	Senshu Electric Co., Ltd.	37,300	562,821	0.0%
	Shibusawa Warehouse Co., Ltd. (The)	265,000	884,882	0.0%
#	Shibuya Kogyo Co., Ltd.	87,100	2,172,800	0.1%
#	Shima Seiki Manufacturing, Ltd.	164,800	2,654,992	0.1%
	Shin Nippon Air Technologies Co., Ltd.	88,780	722,906	0.0%
#	Shin-Keisei Electric Railway Co., Ltd.	182,000	635,980	0.0%
	Shinmaywa Industries, Ltd.	531,000	4,768,952	0.2%
	Shinnihon Corp.	194,800	683,768	0.0%
	Shinsho Corp.	264,000	654,892	0.0%
	Shinwa Co., Ltd.	8,400	97,881	0.0%
	Shoko Co., Ltd.	406,000	602,605	0.0%
#	Showa Aircraft Industry Co., Ltd.	11,237	113,433	0.0%
	Sinfonia Technology Co., Ltd.	574,000	828,036	0.0%
	Sinko Industries, Ltd.	105,000	948,289	0.0%
	Sintokogio, Ltd.	268,700	1,866,266	0.1%
	Soda Nikka Co., Ltd.	67,000	280,360	0.0%
#	Sodick Co., Ltd.	144,300	1,166,723	0.1%
	Sotetsu Holdings, Inc.	925,000	3,475,141	0.1%
	Space Co., Ltd.	63,720	750,444	0.0%
#	Srg Takamiya Co., Ltd.	40,400	546,712	0.0%
	Star Micronics Co., Ltd.	221,600	3,369,799	0.1%
	Subaru Enterprise Co., Ltd.	55,000	215,288	0.0%
	Sugimoto & Co., Ltd.	30,500	309,374	0.0%
	Sumitomo Densetsu Co., Ltd.	104,300	1,289,680	0.1%
#*	Sumitomo Mitsui Construction Co., Ltd.	4,600,900	5,505,290	0.2%
#	Sumitomo Precision Products Co., Ltd.	189,000	735,866	0.0%
	Sumitomo Warehouse Co., Ltd. (The)	818,000	4,486,093	0.2%
#*	SWCC Showa Holdings Co., Ltd.	1,732,000	1,604,425	0.1%
	Tadano, Ltd.	32,579	487,003	0.0%
	Taihei Dengyo Kaisha, Ltd.	167,000	1,363,336	0.1%
#	Taiheiyo Kouhatsu, Inc.	407,000	341,337	0.0%
#	Taikisha, Ltd.	165,100	3,668,933	0.2%
#	Takano Co., Ltd.	49,400	269,984	0.0%
	Takaoka Toko Co., Ltd.	44,820	649,556	0.0%
	Takara Printing Co., Ltd.	34,055	240,548	0.0%
	Takara Standard Co., Ltd.	516,000	4,213,884	0.2%
#	Takasago Thermal Engineering Co., Ltd.	328,800	4,243,555	0.2%

19

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Takashima & Co., Ltd.	214,000	$448,777	0.0%
#	Takeei Corp.	114,500	1,084,811	0.1%
	Takeuchi Manufacturing Co., Ltd.	69,300	2,912,980	0.1%
	Takigami Steel Construction Co., Ltd. (The)	50,000	211,169	0.0%
#	Takisawa Machine Tool Co., Ltd.	379,000	743,100	0.0%
#	Takuma Co., Ltd.	441,000	2,815,605	0.1%
#	Tanseisha Co., Ltd.	140,900	1,293,828	0.1%
#	Tatsuta Electric Wire and Cable Co., Ltd.	283,600	1,434,041	0.1%
	TECHNO ASSOCIE Co., Ltd.	58,400	558,109	0.0%
	Techno Ryowa, Ltd.	71,390	314,342	0.0%
#	Teikoku Electric Manufacturing Co., Ltd.	92,000	1,040,272	0.1%
	Teikoku Sen-I Co., Ltd.	105,100	2,576,388	0.1%
	Teraoka Seisakusho Co., Ltd.	53,600	182,186	0.0%
	Toa Corp.	1,126,000	2,069,891	0.1%
	TOA ROAD Corp.	269,000	977,225	0.0%
#*	Tobishima Corp.	1,209,200	3,308,767	0.1%
	Tocalo Co., Ltd.	83,000	1,565,698	0.1%
	Toda Corp.	1,166,000	5,156,002	0.2%
	Toenec Corp.	212,000	1,128,459	0.1%
	TOKAI Holdings Corp.	525,700	2,560,837	0.1%
	Tokai Lease Co., Ltd.	154,000	274,726	0.0%
	Tokyo Energy & Systems, Inc.	143,000	1,006,341	0.0%
#	Tokyo Keiki, Inc.	356,000	883,581	0.0%
#*	Tokyo Kikai Seisakusho, Ltd.	256,000	185,141	0.0%
#	Tokyo Sangyo Co., Ltd.	81,000	315,346	0.0%
	Toli Corp.	257,000	552,411	0.0%
	Tomoe Corp.	156,400	608,420	0.0%
#	Tomoe Engineering Co., Ltd.	38,300	603,075	0.0%
	Tonami Holdings Co., Ltd.	331,000	706,316	0.0%
	Toppan Forms Co., Ltd.	307,200	2,897,331	0.1%
#	Torishima Pump Manufacturing Co., Ltd.	116,900	886,389	0.0%
#	Toshiba Machine Co., Ltd.	682,000	2,710,227	0.1%
	Toshiba Plant Systems & Services Corp.	237,550	3,976,179	0.2%
#	Tosho Printing Co., Ltd.	243,000	815,097	0.0%
	Totetsu Kogyo Co., Ltd.	148,400	3,361,707	0.1%
#	Toyo Construction Co., Ltd.	376,800	1,774,773	0.1%
	Toyo Denki Seizo - Toyo Electric Manufacturing Co., Ltd.	213,000	766,779	0.0%
#	Toyo Engineering Corp.	653,400	3,346,466	0.1%
	Toyo Machinery & Metal Co., Ltd.	75,000	299,420	0.0%
	Toyo Tanso Co., Ltd.	68,900	1,276,051	0.1%
#	Toyo Wharf & Warehouse Co., Ltd.	334,000	638,704	0.0%
#	Trancom Co., Ltd.	42,400	1,771,882	0.1%
	Trinity Industrial Corp.	19,000	70,911	0.0%
	Trusco Nakayama Corp.	113,900	3,054,760	0.1%
	Trust Tech, Inc.	13,200	226,976	0.0%
	Tsubakimoto Chain Co.	854,700	6,742,103	0.3%
	Tsubakimoto Kogyo Co., Ltd.	117,000	318,511	0.0%
#*	Tsudakoma Corp.	303,000	407,498	0.0%
#	Tsugami Corp.	368,000	1,889,695	0.1%
	Tsukishima Kikai Co., Ltd.	128,700	1,444,580	0.1%
	Tsurumi Manufacturing Co., Ltd.	94,000	1,557,494	0.1%
	TTK Co., Ltd.	62,000	250,765	0.0%

20

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Uchida Yoko Co., Ltd.	331,000	$1,059,784	0.1%
#	Ueki Corp.	364,000	881,016	0.0%
#	Union Tool Co.	64,700	1,669,116	0.1%
	Ushio, Inc.	266,700	2,798,948	0.1%
	Utoc Corp.	101,600	463,450	0.0%
#	Wakachiku Construction Co., Ltd.	1,204,000	2,435,354	0.1%
	Wakita & Co., Ltd.	224,500	2,243,327	0.1%
	Weathernews, Inc.	37,900	1,035,720	0.1%
#	Yahagi Construction Co., Ltd.	161,000	1,218,882	0.1%
	YAMABIKO Corp.	46,482	1,841,092	0.1%
	Yamato Corp.	82,000	300,160	0.0%
	Yamaura Corp.	16,200	58,999	0.0%
	Yamazen Corp.	305,500	2,379,010	0.1%
	Yasuda Logistics Corp.	100,100	899,977	0.0%
	Yokogawa Bridge Holdings Corp.	181,100	2,328,265	0.1%
	Yondenko Corp.	132,800	481,601	0.0%
	Yuasa Trading Co., Ltd.	104,600	1,973,059	0.1%
	Yuken Kogyo Co., Ltd.	196,000	434,739	0.0%
#	Yumeshin Holdings Co., Ltd.	142,400	1,010,038	0.1%
	Yurtec Corp.	256,000	1,423,592	0.1%
	Yusen Logistics Co., Ltd.	109,900	1,108,489	0.1%
#	Zuiko Corp.	17,000	815,154	0.0%
Total Industrials			738,154,022	29.5%

Information Technology — (10.0%)
	A&D Co., Ltd.	123,700	584,618	0.0%
	Ai Holdings Corp.	255,500	5,055,500	0.2%
	Aichi Tokei Denki Co., Ltd.	192,000	551,259	0.0%
#	Aiphone Co., Ltd.	81,300	1,411,400	0.1%
	Allied Telesis Holdings K.K.	470,700	362,825	0.0%
	Alpha Systems, Inc.	33,460	442,161	0.0%
#	Amano Corp.	385,100	4,173,927	0.2%
	Anritsu Corp.	865,700	6,702,549	0.3%
#	AOI Electronic Co., Ltd.	27,700	1,306,661	0.1%
	Argo Graphics, Inc.	23,300	421,309	0.0%
	Arisawa Manufacturing Co., Ltd.	190,300	1,395,988	0.1%
	Asahi Net, Inc.	59,600	276,015	0.0%
	Axell Corp.	48,900	671,250	0.0%
#	Azbil Corp.	187,600	4,524,063	0.2%
#	Bit-isle, Inc.	123,100	526,346	0.0%
	Broadleaf Co., Ltd.	64,100	1,013,110	0.1%
	CAC Holdings Corp.	52,000	563,998	0.0%
	Canon Electronics, Inc.	135,800	2,480,049	0.1%
#	Capcom Co., Ltd.	300,100	4,662,740	0.2%
	Chino Corp.	38,200	420,900	0.0%
#*	CMK Corp.	263,200	656,677	0.0%
	Computer Engineering & Consulting, Ltd.	73,600	694,863	0.0%
	CONEXIO Corp.	125,800	1,360,466	0.1%
	Core Corp.	11,100	81,267	0.0%
	Cresco, Ltd.	24,000	312,470	0.0%
#	CROOZ, Inc.	32,000	586,853	0.0%
	Cybozu, Inc.	115,700	387,063	0.0%

21

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Dai-ichi Seiko Co., Ltd.	55,600	$1,053,024	0.1%
#	Daishinku Corp.	193,000	602,112	0.0%
	Daito Electron Co., Ltd.	5,900	25,826	0.0%
	Daiwabo Holdings Co., Ltd.	1,220,000	2,225,353	0.1%
	Denki Kogyo Co., Ltd.	258,000	1,349,193	0.1%
	DKK-Toa Corp.	38,200	199,124	0.0%
	DTS Corp.	122,900	2,528,468	0.1%
	Eizo Corp.	109,500	2,001,982	0.1%
	Elecom Co., Ltd.	51,600	1,108,434	0.1%
	Elematec Corp.	43,171	928,364	0.0%
	EM Systems Co., Ltd.	18,500	285,976	0.0%
	Enplas Corp.	57,500	2,174,914	0.1%
	ESPEC Corp.	101,300	932,959	0.0%
	Excel Co., Ltd.	46,600	583,195	0.0%
#	F@N Communications, Inc.	191,900	1,675,853	0.1%
	Faith, Inc.	27,910	255,986	0.0%
#*	FDK Corp.	682,000	904,661	0.0%
	Ferrotec Corp.	179,000	975,804	0.1%
#	Fuji Electronics Co., Ltd.	55,100	658,065	0.0%
	Fuji Soft, Inc.	120,000	2,970,707	0.1%
	Fujitsu Frontech, Ltd.	77,500	1,060,337	0.1%
	Furuno Electric Co., Ltd.	115,000	944,430	0.0%
	Furuya Metal Co., Ltd.	10,800	256,409	0.0%
	Future Architect, Inc.	132,900	760,097	0.0%
#	GMO internet, Inc.	405,700	3,406,452	0.1%
#	GMO Payment Gateway, Inc.	97,400	2,013,303	0.1%
#	Gree, Inc.	53,600	383,862	0.0%
#	Gurunavi, Inc.	177,800	2,436,441	0.1%
	Hakuto Co., Ltd.	85,700	842,340	0.0%
#	Hioki EE Corp.	45,400	699,898	0.0%
#	Hitachi Kokusai Electric, Inc.	337,500	5,055,407	0.2%
#	Hochiki Corp.	143,000	1,197,684	0.1%
#	Hokuriku Electric Industry Co., Ltd.	496,000	757,371	0.0%
	Horiba, Ltd.	218,850	7,917,501	0.3%
#	Hosiden Corp.	264,400	1,433,385	0.1%
	I-Net Corp/Kanagawa	51,900	389,183	0.0%
	Icom, Inc.	47,900	1,179,268	0.1%
#	Ikegami Tsushinki Co., Ltd.	318,000	350,411	0.0%
	Imagica Robot Holdings, Inc.	53,800	232,569	0.0%
	Ines Corp.	202,300	1,674,962	0.1%
#	Infocom Corp.	82,700	636,430	0.0%
	Information Services International-Dentsu, Ltd.	78,100	827,416	0.0%
	Innotech Corp.	92,800	445,569	0.0%
#	Internet Initiative Japan, Inc.	191,400	3,360,645	0.1%
#	Iriso Electronics Co., Ltd.	49,700	3,386,507	0.1%
#	IT Holdings Corp.	519,701	8,491,586	0.4%
	Itfor, Inc.	56,300	238,323	0.0%
	Iwatsu Electric Co., Ltd.	515,000	416,381	0.0%
	Japan Aviation Electronics Industry, Ltd.	254,600	5,044,342	0.2%
	Japan Digital Laboratory Co., Ltd.	96,300	1,715,201	0.1%
#*	Japan Radio Co., Ltd.	335,000	1,197,754	0.1%
	Jastec Co., Ltd.	55,800	439,716	0.0%

22

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	JBCC Holdings, Inc.	88,000	$608,608	0.0%
#*	Justsystems Corp.	165,300	1,247,165	0.1%
#	Kaga Electronics Co., Ltd.	116,400	1,340,816	0.1%
	Kanematsu Electronics, Ltd.	74,100	959,064	0.1%
	Koa Corp.	196,800	1,745,601	0.1%
	Koei Tecmo Holdings Co., Ltd.	122,730	2,038,460	0.1%
	Kyoden Co., Ltd.	1,300	2,334	0.0%
	Kyowa Electronics Instruments Co., Ltd.	139,000	579,120	0.0%
#	LAC Co., Ltd.	85,100	667,226	0.0%
#	Lasertec Corp.	23,500	294,025	0.0%
#*	Livesense, Inc.	59,900	448,411	0.0%
#	Macnica, Inc.	59,700	1,730,369	0.1%
	Marubun Corp.	98,500	630,871	0.0%
	Maruwa Co., Ltd.	53,800	1,593,866	0.1%
#	Marvelous, Inc.	202,000	2,355,630	0.1%
	Megachips Corp.	125,500	1,631,989	0.1%
#	Meiko Electronics Co., Ltd.	99,100	336,226	0.0%
#	Melco Holdings, Inc.	77,700	1,113,445	0.1%
#	Micronics Japan Co., Ltd.	83,500	4,250,288	0.2%
	Mimasu Semiconductor Industry Co., Ltd.	102,381	921,080	0.0%
	Miraial Co., Ltd.	30,700	472,694	0.0%
	Miroku Jyoho Service Co., Ltd.	99,500	550,662	0.0%
	Mitsubishi Research Institute, Inc.	27,600	627,098	0.0%
	Mitsui High-Tec, Inc.	155,100	929,573	0.0%
#	Mitsumi Electric Co., Ltd.	400,600	2,493,722	0.1%
	MTI, Ltd.	86,800	852,861	0.0%
#	Mutoh Holdings Co., Ltd.	101,000	483,895	0.0%
	Nagano Keiki Co., Ltd.	5,500	32,431	0.0%
	Nakayo, Inc.	407,000	1,280,830	0.1%
	NEC Networks & System Integration Corp.	140,600	3,054,905	0.1%
#	NET One Systems Co., Ltd.	541,100	3,154,000	0.1%
*	New Japan Radio Co., Ltd.	99,000	442,083	0.0%
	Nichicon Corp.	334,000	2,252,238	0.1%
	NIFTY Corp.	47,400	570,331	0.0%
#	Nihon Dempa Kogyo Co., Ltd.	105,700	835,390	0.0%
	Nihon Unisys, Ltd.	345,275	3,060,872	0.1%
#	Nippon Ceramic Co., Ltd.	64,000	926,697	0.0%
*	Nippon Chemi-Con Corp.	970,000	2,893,833	0.1%
#	Nippon Kodoshi Corp.	10,700	118,584	0.0%
	Nippon Signal Co., Ltd. (The)	319,600	3,115,407	0.1%
	Nippon Systemware Co., Ltd.	27,900	163,731	0.0%
	Nohmi Bosai, Ltd.	135,000	1,927,980	0.1%
	Noritsu Koki Co., Ltd.	79,000	439,079	0.0%
	NS Solutions Corp.	99,500	3,063,024	0.1%
#	NSD Co., Ltd.	164,800	2,430,440	0.1%
#	Nuflare Technology, Inc.	19,000	868,200	0.0%
*	Ohara, Inc.	47,600	246,551	0.0%
#	Oizumi Corp.	28,500	233,747	0.0%
	Okaya Electric Industries Co., Ltd.	73,000	258,638	0.0%
	Oki Electric Industry Co., Ltd.	4,385,000	10,188,368	0.4%
	ONO Sokki Co., Ltd.	58,200	498,948	0.0%
	Optex Co., Ltd.	70,500	1,238,952	0.1%
23

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
#	Origin Electric Co., Ltd.	178,000	$674,118	0.0%
#	Osaki Electric Co., Ltd.	173,000	1,049,710	0.1%
	Panasonic Industrial Devices SUNX Co., Ltd.	114,800	617,729	0.0%
	Panasonic Information Systems	15,400	413,349	0.0%
	PCA Corp.	2,500	31,817	0.0%
	Riken Keiki Co., Ltd.	78,300	788,123	0.0%
	Riso Kagaku Corp.	92,900	2,809,234	0.1%
	Roland DG Corp.	49,600	2,093,625	0.1%
	Ryoden Trading Co., Ltd.	173,000	1,244,364	0.1%
	Ryosan Co., Ltd.	189,600	4,007,609	0.2%
	Ryoyo Electro Corp.	107,300	1,057,825	0.1%
	Sanken Electric Co., Ltd.	680,000	5,340,727	0.2%
	Sanshin Electronics Co., Ltd.	154,200	1,091,998	0.1%
	Satori Electric Co., Ltd.	85,680	556,525	0.0%
	Saxa Holdings, Inc.	307,000	435,170	0.0%
#	SCREEN Holdings Co., Ltd.	1,267,000	6,905,771	0.3%
#	Shibaura Electronics Co., Ltd.	22,700	495,650	0.0%
#	Shibaura Mechatronics Corp.	206,000	660,875	0.0%
	Shindengen Electric Manufacturing Co., Ltd.	431,000	2,807,710	0.1%
#*	Shinkawa, Ltd.	59,000	295,088	0.0%
	Shinko Electric Industries Co., Ltd.	426,200	2,474,893	0.1%
	Shinko Shoji Co., Ltd.	125,200	1,187,067	0.1%
	Shizuki Electric Co., Inc.	103,000	470,908	0.0%
	Siix Corp.	95,600	1,660,190	0.1%
	SMK Corp.	370,000	1,486,554	0.1%
#	SMS Co., Ltd.	76,300	2,221,515	0.1%
#	Softbank Technology Corp.	30,300	382,544	0.0%
*	Softbrain Co., Ltd.	161,300	305,926	0.0%
	SRA Holdings	48,900	668,015	0.0%
	Sumida Corp.	107,349	761,253	0.0%
	Sun-Wa Technos Corp.	29,400	302,465	0.0%
	Systena Corp.	120,000	905,832	0.0%
#	Tabuchi Electric Co., Ltd.	143,900	1,263,075	0.1%
	Tachibana Eletech Co., Ltd.	65,900	844,486	0.0%
#	Taiyo Yuden Co., Ltd.	661,300	6,797,894	0.3%
#	Tamura Corp.	460,000	1,733,853	0.1%
#*	Teac Corp.	615,000	318,000	0.0%
	Teikoku Tsushin Kogyo Co., Ltd.	204,000	325,087	0.0%
	TKC Corp.	107,700	2,114,285	0.1%
#	Toko, Inc.	199,000	530,010	0.0%
#	Tokyo Electron Device, Ltd.	37,200	483,290	0.0%
	Tokyo Seimitsu Co., Ltd.	236,800	3,853,327	0.2%
	Tomen Devices Corp.	2,400	38,160	0.0%
#	Tomen Electronics Corp.	61,000	899,751	0.0%
	Tose Co., Ltd.	22,100	142,414	0.0%
	Toshiba TEC Corp.	697,000	4,918,605	0.2%
	Toukei Computer Co., Ltd.	26,810	388,163	0.0%
	Towa Corp.	126,200	728,608	0.0%
	Toyo Corp.	135,400	1,240,936	0.1%
#	Transcosmos, Inc.	150,100	2,806,855	0.1%
	UKC Holdings Corp.	65,700	1,069,004	0.1%
#*	Ulvac, Inc.	253,000	3,150,487	0.1%

24

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Uniden Corp.	377,000	$778,884	0.0%
#	UT Holdings Co., Ltd.	195,000	922,789	0.0%
#	Vitec Co., Ltd.	20,100	135,856	0.0%
#	Wacom Co., Ltd.	909,600	3,489,945	0.2%
#	Wellnet Corp.	31,500	495,624	0.0%
	Y A C Co., Ltd.	31,000	165,533	0.0%
#	Yamaichi Electronics Co., Ltd.	124,000	959,223	0.1%
	Yashima Denki Co., Ltd.	20,900	101,806	0.0%
	Yokowo Co., Ltd.	84,300	441,096	0.0%
#	Zappallas, Inc.	55,900	302,089	0.0%
#	Zuken, Inc.	66,300	587,585	0.0%
Total Information Technology			286,688,764	11.4%

Materials — (9.6%)
	Achilles Corp.	925,000	1,270,726	0.1%
	ADEKA Corp.	530,500	6,847,875	0.3%
#	Agro-Kanesho Co., Ltd.	25,000	203,298	0.0%
#	Aichi Steel Corp.	671,000	2,413,256	0.1%
	Alconix Corp.	52,400	694,337	0.0%
	Arakawa Chemical Industries, Ltd.	85,900	879,820	0.0%
#	Araya Industrial Co., Ltd.	276,000	437,836	0.0%
#	Asahi Holdings, Inc.	152,750	2,542,854	0.1%
	Asahi Organic Chemicals Industry Co., Ltd.	399,000	930,563	0.0%
	Asahi Printing Co., Ltd.	800	16,218	0.0%
	C Uyemura & Co., Ltd.	20,500	975,015	0.0%
	Carlit Holdings Co., Ltd.	69,600	364,769	0.0%
	Chuetsu Pulp & Paper Co., Ltd.	568,000	920,329	0.0%
*	Chugai Mining Co., Ltd.	1,012,400	256,424	0.0%
	Chugoku Marine Paints, Ltd.	348,000	2,750,154	0.1%
*	Co-Op Chemical Co., Ltd.	110,000	103,777	0.0%
	Dai Nippon Toryo Co., Ltd.	723,000	1,015,070	0.1%
#	Daido Steel Co., Ltd.	217,000	832,466	0.0%
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	13,400	589,470	0.0%
#	Daiken Corp.	401,000	902,451	0.0%
	Daiki Aluminium Industry Co., Ltd.	149,000	413,693	0.0%
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	399,000	2,164,182	0.1%
	Daio Paper Corp.	538,500	4,627,609	0.2%
	Daiso Co., Ltd.	415,000	1,353,501	0.1%
	DC Co., Ltd.	113,900	526,337	0.0%
	Denki Kagaku Kogyo K.K.	1,559,000	5,092,467	0.2%
#	DKS Co., Ltd.	213,000	800,333	0.0%
	Dynapac Co., Ltd.	25,000	58,971	0.0%
#	Earth Chemical Co., Ltd.	79,400	2,911,658	0.1%
#	FP Corp.	152,300	4,389,420	0.2%
#	Fuji Seal International, Inc.	134,000	4,039,240	0.2%
	Fujikura Kasei Co., Ltd.	144,600	748,399	0.0%
	Fujimi, Inc.	108,700	1,493,634	0.1%
	Fujimori Kogyo Co., Ltd.	74,900	2,068,078	0.1%
#	Fumakilla, Ltd.	54,000	169,628	0.0%
	Fuso Chemical Co., Ltd.	32,500	346,304	0.0%
#	Godo Steel, Ltd.	899,000	1,248,197	0.1%
	Gun-Ei Chemical Industry Co., Ltd.	285,000	880,916	0.0%

25

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Harima Chemicals Group, Inc.	73,300	$312,589	0.0%
	Hodogaya Chemical Co., Ltd.	311,000	562,354	0.0%
	Hokkan Holdings, Ltd.	283,000	725,595	0.0%
	Hokko Chemical Industry Co., Ltd.	95,000	320,655	0.0%
	Hokuetsu Kishu Paper Co., Ltd.	872,099	3,629,381	0.2%
	Honshu Chemical Industry Co., Ltd.	14,000	124,218	0.0%
#	Ihara Chemical Industry Co., Ltd.	211,000	2,138,566	0.1%
	Ise Chemical Corp.	83,000	564,751	0.0%
#*	Ishihara Sangyo Kaisha, Ltd.	1,898,500	1,560,345	0.1%
#	Ishizuka Glass Co., Ltd.	119,000	171,896	0.0%
	JCU Corp.	25,800	1,073,076	0.1%
#	JSP Corp.	103,900	1,647,423	0.1%
*	Kanto Denka Kogyo Co., Ltd.	241,000	947,954	0.0%
	Katakura Chikkarin Co., Ltd.	43,000	99,310	0.0%
	Kawakin Holdings Co., Ltd.	11,000	26,571	0.0%
#	Kawasaki Kasei Chemicals, Ltd.	84,000	116,131	0.0%
#	Kimoto Co., Ltd.	229,000	641,671	0.0%
	Koatsu Gas Kogyo Co., Ltd.	163,493	869,779	0.0%
#	Kogi Corp.	55,000	119,048	0.0%
	Kohsoku Corp.	61,900	513,380	0.0%
	Konishi Co., Ltd.	88,500	1,527,472	0.1%
	Krosaki Harima Corp.	270,000	582,264	0.0%
#	Kumiai Chemical Industry Co., Ltd.	271,000	1,666,705	0.1%
#	Kureha Corp.	752,500	3,732,125	0.2%
	Kurimoto, Ltd.	702,000	1,437,507	0.1%
#	Kyoei Steel, Ltd.	104,800	1,744,319	0.1%
	Kyowa Leather Cloth Co., Ltd.	43,500	312,532	0.0%
	Lintec Corp.	312,600	6,526,618	0.3%
	MEC Co., Ltd.	91,900	938,078	0.0%
	Mitani Sekisan Co., Ltd.	18,300	318,332	0.0%
*	Mitsubishi Paper Mills, Ltd.	1,678,000	1,297,812	0.1%
	Mitsubishi Steel Manufacturing Co., Ltd.	856,000	1,891,979	0.1%
	Mitsui Mining & Smelting Co., Ltd.	3,666,000	9,724,344	0.4%
#	MORESCO Corp.	40,000	650,590	0.0%
	Mory Industries, Inc.	156,000	597,715	0.0%
*	Nakayama Steel Works, Ltd.	694,000	500,881	0.0%
	Neturen Co., Ltd.	163,900	1,172,579	0.1%
#*	New Japan Chemical Co., Ltd.	182,300	376,687	0.0%
	Nichia Steel Works, Ltd.	169,900	514,566	0.0%
	Nihon Kagaku Sangyo Co., Ltd.	73,000	489,967	0.0%
	Nihon Nohyaku Co., Ltd.	261,700	2,663,565	0.1%
	Nihon Parkerizing Co., Ltd.	275,800	6,583,269	0.3%
	Nihon Yamamura Glass Co., Ltd.	491,000	742,602	0.0%
#	Nippon Carbide Industries Co., Inc.	447,000	918,566	0.0%
#*	Nippon Chemical Industrial Co., Ltd.	491,000	723,523	0.0%
	Nippon Chutetsukan K.K.	113,000	249,155	0.0%
#	Nippon Concrete Industries Co., Ltd.	209,000	1,249,905	0.1%
#	Nippon Denko Co., Ltd.	672,414	1,688,928	0.1%
	Nippon Fine Chemical Co., Ltd.	85,600	659,430	0.0%
	Nippon Kasei Chemical Co., Ltd.	192,000	246,516	0.0%
*	Nippon Kinzoku Co., Ltd.	285,000	395,614	0.0%
#*	Nippon Koshuha Steel Co., Ltd.	458,000	468,846	0.0%

26

The Japanese Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
	Nippon Light Metal Holdings Co., Ltd.	3,320,900	$4,904,631	0.2%
	Nippon Pillar Packing Co., Ltd.	117,000	929,194	0.0%
	Nippon Soda Co., Ltd.	896,000	5,102,254	0.2%
	Nippon Synthetic Chemical Industry Co., Ltd. (The)	289,000	1,764,530	0.1%
#	Nippon Valqua Industries, Ltd.	476,000	1,298,743	0.1%
#*	Nippon Yakin Kogyo Co., Ltd.	789,800	2,039,735	0.1%
#	Nisshin Steel Co., Ltd.	588,292	5,492,891	0.2%
#	Nitta Gelatin, Inc.	18,200	138,203	0.0%
	Nittetsu Mining Co., Ltd.	375,000	1,421,627	0.1%
#	Nitto FC Co., Ltd.	65,700	381,349	0.0%
	NOF Corp.	895,000	5,931,354	0.2%
	Okamoto Industries, Inc.	414,000	1,644,651	0.1%
	Okura Industrial Co., Ltd.	305,000	1,040,900	0.1%
	Osaka Organic Chemical Industry, Ltd.	66,000	285,572	0.0%
	Osaka Steel Co., Ltd.	83,200	1,493,133	0.1%
#	OSAKA Titanium Technologies Co., Ltd.	115,400	2,244,194	0.1%
#*	Pacific Metals Co., Ltd.	951,000	3,008,598	0.1%
	Pack Corp. (The)	79,200	1,636,003	0.1%
#*	Rasa Industries, Ltd.	468,000	570,820	0.0%
#	Rengo Co., Ltd.	1,352,000	5,951,576	0.2%
	Riken Technos Corp.	209,500	925,113	0.0%
	Sakai Chemical Industry Co., Ltd.	561,000	1,690,083	0.1%
	Sakata INX Corp.	242,000	2,476,373	0.1%
	Sanyo Chemical Industries, Ltd.	359,000	2,238,443	0.1%
	Sanyo Special Steel Co., Ltd.	661,300	2,269,651	0.1%
	Sekisui Plastics Co., Ltd.	259,000	702,223	0.0%
	Shikoku Chemicals Corp.	239,000	1,656,588	0.1%
	Shin-Etsu Polymer Co., Ltd.	195,800	916,181	0.0%
	Shinagawa Refractories Co., Ltd.	257,000	632,718	0.0%
#	Shinko Wire Co., Ltd.	184,000	287,550	0.0%
	Stella Chemifa Corp.	53,600	669,060	0.0%
	Sumitomo Bakelite Co., Ltd.	1,260,000	4,958,634	0.2%
#	Sumitomo Osaka Cement Co., Ltd.	2,682,000	8,383,958	0.3%
#	Sumitomo Seika Chemicals Co., Ltd.	281,000	1,723,834	0.1%
	T Hasegawa Co., Ltd.	128,000	1,965,806	0.1%
#	T&K Toka Co., Ltd.	37,500	838,114	0.0%
#	Taisei Lamick Co., Ltd.	27,600	674,707	0.0%
	Taiyo Holdings Co., Ltd.	102,700	3,346,849	0.1%
	Takasago International Corp.	436,000	2,086,551	0.1%
	Takiron Co., Ltd.	304,000	1,507,635	0.1%
*	Tanaka Chemical Corp.	1,100	4,301	0.0%
	Tayca Corp.	165,000	656,319	0.0%
	Tenma Corp.	81,900	1,139,852	0.1%
#	Toagosei Co., Ltd.	1,354,000	5,917,560	0.2%
#*	Toda Kogyo Corp.	220,000	807,085	0.0%
	Toho Zinc Co., Ltd.	801,000	2,743,309	0.1%
	Tokai Carbon Co., Ltd.	1,277,000	3,331,125	0.1%
	Tokushu Tokai Paper Co., Ltd.	551,580	1,284,617	0.1%
	Tokuyama Corp.	2,222,000	6,495,139	0.3%
	Tokyo Ohka Kogyo Co., Ltd.	147,300	4,154,384	0.2%
*	Tokyo Rope Manufacturing Co., Ltd.	475,000	738,371	0.0%
#	Tokyo Steel Manufacturing Co., Ltd.	654,900	3,513,143	0.2%

27

The Japanese Small Company Series
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
Materials — (Continued)
Tokyo Tekko Co., Ltd.	240,000	$1,103,305	0.1%
Tomoegawa Co., Ltd.	125,000	213,905	0.0%
Tomoku Co., Ltd.	331,000	860,840	0.0%
Topy Industries, Ltd.	1,152,000	2,227,261	0.1%
Toyo Ink SC Holdings Co., Ltd.	1,109,000	5,115,245	0.2%
Toyo Kohan Co., Ltd.	291,000	1,679,882	0.1%
Toyobo Co., Ltd.	5,435,000	7,823,086	0.3%
TYK Corp.	138,000	251,730	0.0%
# UACJ Corp.	1,488,415	5,483,505	0.2%
# Ube Industries, Ltd.	1,424,000	2,204,800	0.1%
Wood One Co., Ltd.	169,000	433,769	0.0%
Yodogawa Steel Works, Ltd.	744,500	2,913,147	0.1%
Yotai Refractories Co., Ltd.	4,000	13,599	0.0%
Yuki Gosei Kogyo Co., Ltd.	64,000	143,692	0.0%
Yushiro Chemical Industry Co., Ltd.	62,500	787,587	0.0%
Total Materials		276,307,546	11.0%

Telecommunication Services — (0.1%)
#* Japan Communications, Inc.	732,100	3,208,535	0.1%
Okinawa Cellular Telephone Co.	40,700	1,100,874	0.1%
Total Telecommunication Services		4,309,409	0.2%

Utilities — (0.4%)
# Hokkaido Gas Co., Ltd.	265,000	685,367	0.0%
Hokuriku Gas Co., Ltd.	99,000	240,150	0.0%
K&O Energy Group, Inc.	77,500	978,642	0.1%
# Kyoei Sangyo Co., Ltd.	97,000	187,514	0.0%
Okinawa Electric Power Co., Inc. (The)	93,671	2,856,665	0.1%
Saibu Gas Co., Ltd.	1,835,000	4,469,689	0.2%
Shizuoka Gas Co., Ltd.	307,000	2,011,490	0.1%
Total Utilities		11,429,517	0.5%
TOTAL COMMON STOCKS		2,488,894,536	99.3%

		Value†
SECURITIES LENDING COLLATERAL — (13.2%)
§@ DFA Short Term Investment Fund	32,591,293	377,081,264	15.1%
TOTAL INVESTMENTS — (100.0%) (Cost $2,741,341,199)		$2,865,975,800	114.4%

28

The Japanese Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,646,036	$507,244,072	—	$511,890,108
Consumer Staples	803,849	218,306,918	—	219,110,767
Energy	—	25,847,200	—	25,847,200
Financials	10,448,978	282,149,842	—	292,598,820
Health Care	—	122,558,383	—	122,558,383
Industrials	—	738,154,022	—	738,154,022
Information Technology	—	286,688,764	—	286,688,764
Materials	—	276,307,546	—	276,307,546
Telecommunication Services	—	4,309,409	—	4,309,409
Utilities	—	11,429,517	—	11,429,517
Securities Lending Collateral	—	377,081,264	—	377,081,264
TOTAL	$15,898,863	$2,850,076,937	—	$2,865,975,800

29

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (78.7%)
AUSTRALIA — (41.6%)
*	AAT Corp., Ltd.	99	$—	0.0%
*	ABM Resources NL	289,660	84,117	0.0%
#	Acrux, Ltd.	563,561	540,530	0.0%
#	Adelaide Brighton, Ltd.	3,634,701	10,838,815	0.8%
#*	Aditya Birla Minerals, Ltd.	837,590	171,371	0.0%
*	AED Oil, Ltd.	363,401	—	0.0%
#	Ainsworth Game Technology, Ltd.	794,467	2,131,485	0.2%
#*	AJ Lucas Group, Ltd.	317,969	198,649	0.0%
#*	Alchemia, Ltd.	321,672	28,101	0.0%
#*	Alkane Resources, Ltd.	1,255,636	249,690	0.0%
*	Alliance Resources, Ltd.	399,488	62,796	0.0%
#	ALS, Ltd.	332,003	1,644,206	0.1%
	Altium, Ltd.	133,544	362,014	0.0%
*	Altona Mining, Ltd.	1,108,169	235,830	0.0%
	AMA Group, Ltd.	15,236	4,250	0.0%
	Amalgamated Holdings, Ltd.	473,425	4,183,855	0.3%
#	Amcom Telecommunications, Ltd.	2,226,058	4,371,704	0.3%
	Ansell, Ltd.	544,496	9,550,805	0.7%
#*	Antares Energy, Ltd.	1,241,797	470,604	0.0%
#	AP Eagers, Ltd.	241,566	1,199,646	0.1%
*	APN News & Media, Ltd.	4,664,532	3,027,535	0.2%
#*	Aquarius Platinum, Ltd.	5,108,664	1,359,499	0.1%
*	Arafura Resources, Ltd.	226,113	11,892	0.0%
#	ARB Corp., Ltd.	461,424	5,352,545	0.4%
#	Aristocrat Leisure, Ltd.	3,124,863	17,765,461	1.2%
	Arrium, Ltd.	18,479,966	5,486,515	0.4%
#*	ASG Group, Ltd.	861,261	577,044	0.0%
*	Atlantic, Ltd.	21,276	1,229	0.0%
#	Atlas Iron, Ltd.	6,063,469	1,815,006	0.1%
*	Aurelia Metals, Ltd.	104,200	27,548	0.0%
#	Ausdrill, Ltd.	1,773,892	959,382	0.1%
#*	Ausenco, Ltd.	769,338	347,952	0.0%
*	Austal, Ltd.	1,182,442	1,334,880	0.1%
#	Austbrokers Holdings, Ltd.	234,374	2,109,845	0.2%
#	Austin Engineering, Ltd.	279,815	283,566	0.0%
#*	Australian Agricultural Co., Ltd.	2,421,174	2,994,135	0.2%
#	Australian Pharmaceutical Industries, Ltd.	2,474,051	1,763,096	0.1%
	Australian Vintage, Ltd.	4,096,187	1,436,851	0.1%
	Automotive Holdings Group, Ltd.	1,507,514	5,082,482	0.4%
#*	Avanco Resources, Ltd.	2,444,368	192,878	0.0%
	Aveo Group	31,857	58,069	0.0%
	AVJennings, Ltd.	7,259,050	4,035,646	0.3%
*	AWE, Ltd.	3,455,857	5,357,153	0.4%
#*	Bandanna Energy, Ltd.	337,935	18,735	0.0%
#	BC Iron, Ltd.	1,037,294	982,871	0.1%
#	Beach Energy, Ltd.	9,353,942	9,675,702	0.7%
#*	Beadell Resources, Ltd.	2,420,844	543,237	0.0%
#	Bega Cheese, Ltd.	476,491	2,170,120	0.2%
#	Bentham IMF, Ltd.	678,618	1,226,781	0.1%
*	Berkeley Resources, Ltd.	434,006	93,188	0.0%
#*	Billabong International, Ltd.	3,896,307	2,272,369	0.2%

1

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Bionomics, Ltd.	159,035	$75,578	0.0%
#	Blackmores, Ltd.	84,193	2,429,219	0.2%
*	BlueScope Steel, Ltd.	1,945,699	9,070,776	0.6%
#*	Boart Longyear, Ltd.	2,737,139	583,578	0.0%
*	Boom Logistics, Ltd.	986,820	131,476	0.0%
*	Boulder Steel, Ltd.	3,599	437	0.0%
#	Bradken, Ltd.	1,278,641	4,361,692	0.3%
#	Breville Group, Ltd.	762,269	4,577,118	0.3%
#	Brickworks, Ltd.	178,923	2,137,157	0.2%
	BT Investment Management, Ltd.	568,482	3,131,778	0.2%
#*	Buccaneer Energy, Ltd.	3,283,586	5,779	0.0%
#*	Buru Energy, Ltd.	292,049	176,189	0.0%
#	Cabcharge Australia, Ltd.	888,851	3,876,234	0.3%
	Calliden Group, Ltd.	389,687	159,989	0.0%
#	Cape Lambert Resources, Ltd.	726,958	66,416	0.0%
*	Capral, Ltd.	58,499	6,365	0.0%
#	Cardno, Ltd.	1,123,192	5,515,756	0.4%
#*	Carnarvon Petroleum, Ltd.	5,245,194	1,027,623	0.1%
*	Carnegie Wave Energy, Ltd.	563,165	25,536	0.0%
#	carsales.com, Ltd.	1,736,291	16,384,267	1.1%
#	Cash Converters International, Ltd.	2,213,222	2,122,860	0.2%
*	CDS Technologies, Ltd.	13,276	—	0.0%
#	Cedar Woods Properties, Ltd.	316,495	1,927,935	0.1%
*	Centrebet International, Ltd. Claim Units	81,336	—	0.0%
	Challenger, Ltd.	137,523	845,857	0.1%
#	Chandler Macleod Group, Ltd.	528,695	165,620	0.0%
*	ChemGenex Pharmaceuticals, Ltd.	115,291	—	0.0%
#*	Clinuvel Pharmaceuticals, Ltd.	48,821	161,717	0.0%
	Clover Corp., Ltd.	434,207	146,347	0.0%
*	Coal of Africa, Ltd.	668,800	31,027	0.0%
#*	Coalspur Mines, Ltd.	39,320	811	0.0%
*	Cockatoo Coal, Ltd.	6,931,645	85,050	0.0%
#	Codan, Ltd.	400,153	280,524	0.0%
*	Coffey International, Ltd.	1,048,636	279,297	0.0%
#	Collection House, Ltd.	1,996,126	3,616,108	0.3%
	Collins Foods, Ltd.	274,220	539,224	0.0%
*	Comet Ridge, Ltd.	15,204	1,739	0.0%
*	Cooper Energy, Ltd.	336,842	122,069	0.0%
	Corporate Travel Management, Ltd.	164,264	1,306,705	0.1%
	Coventry Group, Ltd.	144,778	313,621	0.0%
#	Credit Corp. Group, Ltd.	110,382	937,582	0.1%
#	Crowe Horwath Australasia, Ltd.	1,365,816	615,706	0.0%
	CSG, Ltd.	787,944	848,154	0.1%
	CSR, Ltd.	3,291,003	10,072,540	0.7%
	CTI Logistics, Ltd.	7,200	10,900	0.0%
#*	Cudeco, Ltd.	399,317	486,912	0.0%
*	Cue Energy Resources, Ltd.	1,378,665	117,807	0.0%
#	Data#3, Ltd.	573,106	336,852	0.0%
#	Decmil Group, Ltd.	893,550	1,403,638	0.1%
*	Devine, Ltd.	497,498	436,972	0.0%
#	Domino's Pizza Enterprises, Ltd.	249,055	5,936,164	0.4%
#	Downer EDI, Ltd.	2,989,518	12,624,250	0.9%

2

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
*	Dragon Mining, Ltd.	76,113	$6,028	0.0%
#*	Drillsearch Energy, Ltd.	3,446,607	3,599,146	0.3%
	DUET Group	611,176	1,322,922	0.1%
	DuluxGroup, Ltd.	3,082,903	14,569,397	1.0%
#	DWS, Ltd.	382,927	379,513	0.0%
#	Echo Entertainment Group, Ltd.	4,331,523	14,543,934	1.0%
*	EHG Corp., Ltd.	482	—	0.0%
#*	Elders, Ltd.	2,271,874	339,582	0.0%
#*	Emeco Holdings, Ltd.	3,582,494	580,875	0.0%
*	Empire Oil & Gas NL	922,161	5,083	0.0%
#*	Energy Resources of Australia, Ltd.	1,169,153	1,310,873	0.1%
#*	Energy World Corp., Ltd.	4,308,665	1,337,784	0.1%
*	Enero Group, Ltd.	12,387	11,663	0.0%
#*	Equatorial Resources, Ltd.	92,971	21,952	0.0%
#	Equity Trustees, Ltd.	14,779	252,043	0.0%
	ERM Power, Ltd.	596,966	958,897	0.1%
	Ethane Pipeline Income Fund	182,912	186,361	0.0%
	Euroz, Ltd.	96,605	95,965	0.0%
#	Evolution Mining, Ltd.	2,670,374	1,409,957	0.1%
	Fairfax Media, Ltd.	14,676,907	10,549,342	0.7%
	Fantastic Holdings, Ltd.	335,900	513,563	0.0%
#*	FAR, Ltd.	8,139,266	718,318	0.1%
	Finbar Group, Ltd.	128,055	159,811	0.0%
#	Fleetwood Corp., Ltd.	406,195	620,917	0.1%
#	FlexiGroup, Ltd.	620,491	1,959,673	0.1%
*	Flinders Mines, Ltd.	7,896,335	138,114	0.0%
#*	Focus Minerals, Ltd.	19,167,915	167,176	0.0%
	Funtastic, Ltd.	14,936	705	0.0%
#	G8 Education, Ltd.	556,377	2,458,451	0.2%
#*	Galaxy Resources, Ltd.	760,450	25,427	0.0%
	Gazal Corp., Ltd.	75,960	181,246	0.0%
#*	Geodynamics, Ltd.	69,571	2,673	0.0%
#*	Gindalbie Metals, Ltd.	2,927,610	75,658	0.0%
*	Global Construction Services, Ltd.	4,832	1,874	0.0%
	Goodman Fielder, Ltd.	10,646,991	6,025,166	0.4%
#	GrainCorp, Ltd. Class A	1,240,760	9,596,665	0.7%
#	Grange Resources, Ltd.	1,724,297	208,086	0.0%
#	Greencross, Ltd.	99,823	753,760	0.1%
#*	Greenland Minerals & Energy, Ltd.	796,390	53,250	0.0%
#*	Gryphon Minerals, Ltd.	1,931,531	146,445	0.0%
#	GUD Holdings, Ltd.	688,478	4,357,893	0.3%
#*	Gunns, Ltd.	2,872,620	—	0.0%
#	GWA Group, Ltd.	2,101,701	5,058,626	0.4%
	Hansen Technologies, Ltd.	26,098	35,950	0.0%
#	HFA Holdings, Ltd.	260,589	317,652	0.0%
*	Highlands Pacific, Ltd.	2,162,681	90,459	0.0%
*	Hillgrove Resources, Ltd.	200,146	96,338	0.0%
#	Hills, Ltd.	1,315,510	1,540,303	0.1%
#*	Horizon Oil, Ltd.	6,888,387	1,804,088	0.1%
*	Icon Energy, Ltd.	1,135,301	120,129	0.0%
*	IDM International, Ltd.	23,969	—	0.0%
#	iiNET, Ltd.	1,110,524	7,836,764	0.5%

3

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Imdex, Ltd.	1,225,370	$648,842	0.1%
	Independence Group NL	1,827,105	7,316,662	0.5%
#*	Indophil Resources NL	3,118,946	757,730	0.1%
#*	Infigen Energy	2,081,316	490,607	0.0%
	Infomedia, Ltd.	1,965,388	2,072,407	0.1%
	Integrated Research, Ltd.	336,657	290,722	0.0%
#*	Intrepid Mines, Ltd.	1,794,707	348,600	0.0%
#	Invocare, Ltd.	894,310	9,542,450	0.7%
#	IOOF Holdings, Ltd.	1,906,008	15,203,012	1.1%
#	Iress, Ltd.	1,080,718	9,403,408	0.7%
*	iSelect, Ltd.	36,578	44,632	0.0%
#	JB Hi-Fi, Ltd.	860,733	11,852,634	0.8%
	Jumbo Interactive, Ltd.	95,098	100,345	0.0%
*	Jupiter Mines, Ltd.	405,443	74,926	0.0%
	K&S Corp., Ltd.	250,643	338,656	0.0%
*	Kangaroo Resources, Ltd.	281,470	2,477	0.0%
#*	Karoon Gas Australia, Ltd.	759,802	1,984,868	0.1%
#*	Kingsgate Consolidated, Ltd.	1,768,531	1,128,322	0.1%
*	Kingsrose Mining, Ltd.	760,046	239,898	0.0%
*	Lednium, Ltd.	195,019	—	0.0%
#*	Liquefied Natural Gas, Ltd.	366,175	1,219,885	0.1%
	LogiCamms, Ltd.	38,305	26,246	0.0%
#*	Lonestar Resources, Ltd.	1,156,166	355,848	0.0%
	Lycopodium, Ltd.	80,228	113,396	0.0%
#*	Lynas Corp., Ltd.	3,390,978	194,426	0.0%
#	M2 Group, Ltd.	1,270,142	8,813,121	0.6%
	MACA, Ltd.	603,625	689,334	0.1%
*	Macmahon Holdings, Ltd.	6,319,933	549,291	0.0%
#	Macquarie Atlas Roads Group	544,465	1,457,137	0.1%
	Macquarie Telecom Group, Ltd.	35,019	164,488	0.0%
#	Magellan Financial Group, Ltd.	439,175	5,213,477	0.4%
*	Matrix Composites & Engineering, Ltd.	167,126	130,978	0.0%
#*	Maverick Drilling & Exploration, Ltd.	907,264	141,822	0.0%
#	MaxiTRANS Industries, Ltd.	942,578	510,924	0.0%
#*	Mayne Pharma Group, Ltd.	2,931,895	1,961,047	0.1%
#	McMillan Shakespeare, Ltd.	419,281	3,967,650	0.3%
	McPherson's, Ltd.	473,986	512,722	0.0%
#*	Medusa Mining, Ltd.	1,214,094	635,699	0.1%
	Melbourne IT, Ltd.	454,822	559,200	0.0%
#*	MEO Australia, Ltd.	681,039	11,830	0.0%
	Mermaid Marine Australia, Ltd.	2,253,544	3,688,824	0.3%
#*	Mesoblast, Ltd.	99,585	368,685	0.0%
#*	Metals X, Ltd.	1,428,029	259,824	0.0%
#	Metcash, Ltd.	4,422,950	11,046,633	0.8%
*	Metgasco, Ltd.	48,452	2,432	0.0%
*	Metminco, Ltd.	319,401	3,046	0.0%
	Mincor Resources NL	1,076,331	585,351	0.0%
#*	Mineral Deposits, Ltd.	466,063	560,857	0.0%
#	Mineral Resources, Ltd.	1,202,488	9,013,856	0.6%
#*	Molopo Energy, Ltd.	1,186,993	168,383	0.0%
#	Monadelphous Group, Ltd.	707,732	7,849,897	0.5%
*	Morning Star Gold NL	332,749	6,149	0.0%

4

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
	Mortgage Choice, Ltd.	695,144	$1,609,425	0.1%
#	Mount Gibson Iron, Ltd.	4,616,924	1,834,538	0.1%
#	Myer Holdings, Ltd.	4,168,808	7,079,608	0.5%
#	MyState, Ltd.	171,461	691,629	0.1%
*	Nanosonics, Ltd.	125,464	108,180	0.0%
#	Navitas, Ltd.	1,467,242	6,856,774	0.5%
#*	Nearmap, Ltd.	760,353	462,832	0.0%
#	New Hope Corp., Ltd.	139,183	275,459	0.0%
#*	Newsat, Ltd.	1,680,867	281,940	0.0%
#*	Nexus Energy, Ltd.	6,106,883	52,397	0.0%
#	NIB Holdings, Ltd.	2,712,998	7,818,566	0.5%
	Nick Scali, Ltd.	170,701	419,536	0.0%
#*	Noble Mineral Resources, Ltd.	405,717	—	0.0%
*	Northern Iron, Ltd.	692,729	30,950	0.0%
#	Northern Star Resources, Ltd.	4,948,523	4,772,506	0.3%
#	NRW Holdings, Ltd.	1,922,096	1,286,583	0.1%
#	Nufarm, Ltd.	1,162,706	5,072,682	0.4%
	Oakton, Ltd.	394,790	657,199	0.1%
*	OM Holdings, Ltd.	29,193	11,124	0.0%
#*	Orocobre, Ltd.	401,382	970,491	0.1%
#	OrotonGroup, Ltd.	131,885	440,328	0.0%
*	Otto Energy, Ltd.	1,936,175	163,454	0.0%
#	OZ Minerals, Ltd.	2,263,016	7,776,456	0.5%
#	Pacific Brands, Ltd.	6,272,734	2,606,601	0.2%
#*	Paladin Energy, Ltd.	6,066,325	1,739,634	0.1%
*	Pan Pacific Petroleum NL	154,402	5,806	0.0%
	PanAust, Ltd.	3,208,104	4,864,720	0.3%
	Panoramic Resources, Ltd.	1,834,198	978,092	0.1%
#*	PaperlinX, Ltd.	2,360,419	125,581	0.0%
	Patties Foods, Ltd.	42,099	48,081	0.0%
	Peet, Ltd.	1,530,686	1,633,120	0.1%
*	Peninsula Energy, Ltd.	5,178,834	112,198	0.0%
#	Perpetual, Ltd.	359,597	14,703,016	1.0%
#*	Perseus Mining, Ltd.	3,129,961	853,853	0.1%
*	Pharmaxis, Ltd.	117,873	5,794	0.0%
*	Phosphagenics, Ltd.	1,842,963	127,832	0.0%
#*	Platinum Australia, Ltd.	1,442,661	7,617	0.0%
*	Pluton Resources, Ltd.	20,710	620	0.0%
*	PMP, Ltd.	2,395,607	1,020,672	0.1%
#*	Poseidon Nickel, Ltd.	496,461	71,200	0.0%
	Premier Investments, Ltd.	573,267	5,439,238	0.4%
#*	Prima Biomed, Ltd.	2,194,242	75,776	0.0%
	Primary Health Care, Ltd.	3,240,864	13,281,170	0.9%
#	Prime Media Group, Ltd.	2,068,874	1,557,931	0.1%
	Programmed Maintenance Services, Ltd.	773,591	1,770,966	0.1%
*	Qantas Airways, Ltd.	4,914,897	7,343,406	0.5%
#	Qube Holdings, Ltd.	1,151,399	2,490,692	0.2%
*	Quickstep Holdings, Ltd.	255,575	49,415	0.0%
#*	Ramelius Resources, Ltd.	872,209	36,075	0.0%
#*	Range Resources, Ltd.	1,456,711	19,641	0.0%
#	RCG Corp., Ltd.	153,013	82,770	0.0%
	RCR Tomlinson, Ltd.	1,086,285	2,609,561	0.2%

5

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	REA Group, Ltd.	93,073	$3,726,744	0.3%
#	Reckon, Ltd.	366,718	591,031	0.0%
*	Red 5, Ltd.	9,022	646	0.0%
#*	Red Fork Energy, Ltd.	2,658,133	52,013	0.0%
	Redflex Holdings, Ltd.	377,855	385,305	0.0%
	Reece Australia, Ltd.	238,257	6,983,909	0.5%
#	Regis Resources, Ltd.	2,528,651	3,070,793	0.2%
#	Reject Shop, Ltd. (The)	237,473	1,732,537	0.1%
#*	Resolute Mining, Ltd.	4,105,110	1,155,999	0.1%
*	Resource Generation, Ltd.	338,381	37,929	0.0%
#	Retail Food Group, Ltd.	882,160	4,331,301	0.3%
#*	Rex Minerals, Ltd.	469,315	90,932	0.0%
	Ridley Corp., Ltd.	1,357,526	1,050,710	0.1%
*	RiverCity Motorway Group	1,563,354	—	0.0%
*	Roc Oil Co., Ltd.	6,490,268	3,897,134	0.3%
*	RungePincockMinarco, Ltd.	30,702	16,499	0.0%
#	Ruralco Holdings, Ltd.	119,306	365,633	0.0%
	SAI Global, Ltd.	1,590,543	5,757,297	0.4%
#	Salmat, Ltd.	664,807	802,138	0.1%
#*	Samson Oil & Gas, Ltd.	7,175,499	110,503	0.0%
#	Sandfire Resources NL	558,540	2,771,581	0.2%
*	Saracen Mineral Holdings, Ltd.	5,262,040	1,319,719	0.1%
	Schaffer Corp., Ltd.	33,766	172,002	0.0%
#	Sedgman, Ltd.	452,719	196,459	0.0%
#	Select Harvests, Ltd.	465,355	2,583,544	0.2%
#*	Senex Energy, Ltd.	6,628,560	3,173,311	0.2%
#	Servcorp, Ltd.	316,662	1,451,943	0.1%
*	Service Stream, Ltd.	1,693,203	268,203	0.0%
#	Seven Group Holdings, Ltd.	551,384	3,326,237	0.2%
#	Seven West Media, Ltd.	4,212,289	6,369,076	0.4%
	Seymour Whyte, Ltd.	8,690	11,456	0.0%
	Sigma Pharmaceuticals, Ltd.	7,443,934	5,071,685	0.4%
#*	Silex Systems, Ltd.	511,695	261,932	0.0%
#	Silver Chef, Ltd.	80,261	420,375	0.0%
#*	Silver Lake Resources, Ltd.	2,836,778	686,500	0.1%
#	Sims Metal Management, Ltd.	1,378,490	13,761,961	1.0%
#	Sirtex Medical, Ltd.	409,434	9,401,832	0.7%
	Skilled Group, Ltd.	1,388,531	2,835,466	0.2%
	Slater & Gordon, Ltd.	1,049,190	5,668,739	0.4%
#	SMS Management & Technology, Ltd.	578,580	2,010,401	0.1%
#	Southern Cross Electrical Engineering, Ltd.	21,171	9,636	0.0%
#	Southern Cross Media Group, Ltd.	3,509,817	3,026,766	0.2%
	Spark Infrastructure Group	10,691,774	17,972,704	1.2%
	Specialty Fashion Group, Ltd.	809,557	593,202	0.0%
#*	St Barbara, Ltd.	2,671,044	258,557	0.0%
#*	Starpharma Holdings, Ltd.	182,185	99,876	0.0%
*	Strike Energy, Ltd.	1,471,668	128,415	0.0%
	Structural Systems, Ltd.	29,934	15,934	0.0%
#	STW Communications Group, Ltd.	2,297,464	2,296,217	0.2%
*	Sundance Energy Australia, Ltd.	2,586,243	2,660,701	0.2%
#*	Sundance Resources, Ltd.	8,756,539	469,904	0.0%
#	Sunland Group, Ltd.	751,248	1,123,159	0.1%

6

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
AUSTRALIA — (Continued)
#	Super Retail Group, Ltd.	1,291,875	$8,382,739	0.6%
	Swick Mining Services, Ltd.	106,166	25,004	0.0%
	Tabcorp Holdings, Ltd.	2,426,529	8,716,499	0.6%
*	Tap Oil, Ltd.	1,524,091	825,955	0.1%
	Tassal Group, Ltd.	880,893	2,861,380	0.2%
#	Technology One, Ltd.	1,581,872	4,670,710	0.3%
#*	Ten Network Holdings, Ltd.	10,842,364	2,119,538	0.2%
#	TFS Corp., Ltd.	1,807,881	2,505,775	0.2%
#	Thorn Group, Ltd.	410,570	919,189	0.1%
*	Tiger Resources, Ltd.	6,540,922	1,489,793	0.1%
*	Toro Energy, Ltd.	70,156	5,077	0.0%
#	Tox Free Solutions, Ltd.	892,900	1,915,364	0.1%
#	TPG Telecom, Ltd.	1,231,044	7,970,965	0.6%
*	Transfield Services, Ltd.	3,180,086	5,368,821	0.4%
#	Transpacific Industries Group, Ltd.	9,657,560	7,675,573	0.5%
#	Treasury Group, Ltd.	21,218	194,409	0.0%
	Treasury Wine Estates, Ltd.	611,191	2,495,468	0.2%
*	Tribune Resources, Ltd.	3,093	8,263	0.0%
#*	Troy Resources, Ltd.	998,191	518,260	0.0%
#*	UGL, Ltd.	1,220,877	7,551,660	0.5%
*	Unity Mining, Ltd.	2,433,889	18,837	0.0%
#	UXC, Ltd.	1,887,091	1,400,059	0.1%
*	Venture Minerals, Ltd.	412,390	20,711	0.0%
	Villa World, Ltd.	200,386	339,257	0.0%
#	Village Roadshow, Ltd.	855,994	5,302,307	0.4%
*	Virgin Australia Holdings, Ltd. (ACI01NXR8)	7,648,897	—	0.0%
#*	Virgin Australia Holdings, Ltd. (B43DQC7)	10,380,644	3,520,962	0.2%
	Vision Eye Institute, Ltd.	458,235	303,678	0.0%
#	Vocus Communications, Ltd.	525,024	2,739,041	0.2%
	Watpac, Ltd.	766,614	565,766	0.0%
#	WDS, Ltd.	416,110	89,250	0.0%
#	Webjet, Ltd.	493,616	1,492,069	0.1%
#	Webster, Ltd.	180,921	181,788	0.0%
#	Western Areas, Ltd.	1,407,558	5,398,671	0.4%
#*	Western Desert Resources, Ltd.	241,493	30,815	0.0%
#*	White Energy Co., Ltd.	643,913	86,044	0.0%
#*	Whitehaven Coal, Ltd.	4,029,821	5,404,479	0.4%
	Wide Bay Australia, Ltd.	89,119	417,144	0.0%
*	Wollongong Coal, Ltd.	119,865	1,736	0.0%
#	Wotif.com Holdings, Ltd.	769,418	2,057,679	0.1%
TOTAL AUSTRALIA			765,879,800	52.7%

BERMUDA — (0.0%)
*	Poly Capital Holdings, Ltd.	1,442,500	26,808	0.0%

CHINA — (0.2%)
*	Goldin Properties Holdings, Ltd.	3,044,000	1,851,070	0.1%
	Hopewell Highway Infrastructure, Ltd.	147,075	71,129	0.0%
*	Superb Summit International Group, Ltd.	1,582,600	341,013	0.0%
*	Technovator International, Ltd.	1,228,000	547,243	0.1%

7

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
CHINA — (Continued)
	Zhuhai Holdings Investment Group, Ltd.	1,618,000	$308,881	0.0%
TOTAL CHINA			3,119,336	0.2%

HONG KONG — (20.7%)
	Aeon Credit Service Asia Co., Ltd.	580,000	474,137	0.0%
	Aeon Stores Hong Kong Co., Ltd.	248,000	310,234	0.0%
	Alco Holdings, Ltd.	1,426,000	310,733	0.0%
	Allan International Holdings	720,000	202,959	0.0%
	Allied Group, Ltd.	683,200	2,801,510	0.2%
	Allied Properties HK, Ltd.	12,297,857	2,362,172	0.2%
*	Anxian Yuan China Holdings, Ltd.	3,100,000	64,372	0.0%
*	Apac Resources, Ltd.	11,438,000	286,462	0.0%
	APT Satellite Holdings, Ltd.	1,979,500	2,897,516	0.2%
	Arts Optical International Hldgs	730,000	324,749	0.0%
	Asia Financial Holdings, Ltd.	2,474,908	1,024,167	0.1%
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	3,350,909	0.2%
	Asia Standard Hotel Group, Ltd.	11,777,218	1,702,453	0.1%
	Asia Standard International Group, Ltd.	13,425,937	3,274,570	0.2%
#	ASM Pacific Technology, Ltd.	5,600	61,711	0.0%
	Associated International Hotels, Ltd.	980,000	2,874,407	0.2%
	Aupu Group Holding Co., Ltd.	3,132,000	524,901	0.0%
*	Bel Global Resources Holdings, Ltd.	2,576,000	—	0.0%
#	Bonjour Holdings, Ltd.	12,960,600	1,623,588	0.1%
	Bossini International Hldg	3,807,500	373,233	0.0%
#*	Brightoil Petroleum Holdings, Ltd.	9,674,000	3,067,527	0.2%
#*	Brockman Mining, Ltd.	23,482,814	1,014,532	0.1%
*	Burwill Holdings, Ltd.	26,622,960	980,334	0.1%
#	Cafe de Coral Holdings, Ltd.	1,902,000	6,819,682	0.5%
	CEC International Holdings, Ltd.	362,000	130,417	0.0%
	Century City International Holdings, Ltd.	6,419,460	471,909	0.0%
	Champion Technology Holdings, Ltd.	15,193,089	335,938	0.0%
	Chen Hsong Holdings	1,212,000	348,363	0.0%
	Cheuk Nang Holdings, Ltd.	601,503	528,367	0.0%
*	Cheung Wo International Holdings, Ltd.	690,000	48,936	0.0%
	Chevalier International Holdings, Ltd.	786,834	1,275,001	0.1%
*	China Billion Resources, Ltd.	4,876,000	—	0.0%
#*	China Daye Non-Ferrous Metals Mining, Ltd.	14,889,837	319,251	0.0%
*	China Digicontent Co., Ltd.	2,710,000	—	0.0%
#*	China Dynamics Holdings, Ltd.	500,000	63,939	0.0%
	China Electronics Corp. Holdings Co., Ltd.	5,310,250	1,678,616	0.1%
*	China Energy Development Holdings, Ltd.	49,002,000	1,460,023	0.1%
*	China Environmental Investment Holdings, Ltd.	1,630,000	75,716	0.0%
	China Financial Services Holdings, Ltd.	954,000	55,997	0.0%
*	China Flavors & Fragrances Co., Ltd.	156,137	23,377	0.0%
*	China Infrastructure Investment, Ltd.	7,776,000	165,210	0.0%
	China Metal International Holdings, Inc.	2,748,000	974,143	0.1%
#	China Motor Bus Co., Ltd.	50,000	612,179	0.1%
*	China Nuclear Industry 23 International Corp., Ltd.	90,000	12,296	0.0%
*	China Renji Medical Group, Ltd.	1,006,350	44,153	0.0%
*	China Solar Energy Holdings, Ltd.	1,669,500	7,266	0.0%
*	China Star Entertainment, Ltd.	47,600,000	724,371	0.1%
*	China Strategic Holdings, Ltd.	12,585,000	245,316	0.0%

8

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	China Ting Group Holdings, Ltd.	2,443,151	$127,489	0.0%
*	China Tycoon Beverage Holdings, Ltd.	2,732,000	98,671	0.0%
	China-Hongkong Photo Products Holdings, Ltd.	1,967,000	129,424	0.0%
	Chinney Investments, Ltd.	1,144,000	191,717	0.0%
	Chong Hing Bank, Ltd.	12,127	26,881	0.0%
#	Chow Sang Sang Holdings International, Ltd.	2,253,000	5,575,731	0.4%
	Chu Kong Shipping Enterprise Group Co., Ltd.	2,514,000	625,885	0.1%
	Chuang's China Investments, Ltd.	3,700,938	238,391	0.0%
	Chuang's Consortium International, Ltd.	6,030,730	738,621	0.1%
	Chun Wo Development Holdings, Ltd.	1,852,926	284,445	0.0%
#	CITIC Telecom International Holdings, Ltd.	10,730,125	4,290,816	0.3%
	CK Life Sciences International Holdings, Inc.	21,170,000	2,238,086	0.2%
	CNT Group, Ltd.	8,315,264	434,868	0.0%
*	COL Capital, Ltd.	2,209,840	733,773	0.1%
	Convenience Retail Asia, Ltd.	42,000	28,016	0.0%
*	CP Lotus Corp.	11,420,000	272,238	0.0%
#	Cross-Harbour Holdings, Ltd. (The)	691,520	638,971	0.1%
	CSI Properties, Ltd.	36,316,383	1,570,313	0.1%
*	CST Mining Group, Ltd.	104,160,000	577,133	0.0%
	Cw Group Holdings, Ltd.	1,936,000	720,816	0.1%
	Dah Sing Banking Group, Ltd.	3,434,316	6,239,910	0.4%
	Dah Sing Financial Holdings, Ltd.	1,208,544	7,525,263	0.5%
*	Dan Form Holdings Co., Ltd.	3,668,260	364,325	0.0%
	Dickson Concepts International, Ltd.	1,258,000	659,333	0.1%
*	Dingyi Group Investment, Ltd.	3,797,500	242,389	0.0%
	Dorsett Hospitality International, Ltd.	4,765,200	841,710	0.1%
	Eagle Nice International Holdings, Ltd.	1,116,000	215,951	0.0%
	EcoGreen Fine Chemicals Group, Ltd.	1,202,000	355,940	0.0%
*	EganaGoldpfeil Holdings, Ltd.	4,121,757	—	0.0%
	Emperor Capital Group, Ltd.	1,962,000	103,843	0.0%
#	Emperor Entertainment Hotel, Ltd.	4,440,000	1,334,003	0.1%
#	Emperor International Holdings, Ltd.	8,186,753	1,785,067	0.1%
	Emperor Watch & Jewellery, Ltd.	26,410,000	1,209,643	0.1%
*	ENM Holdings, Ltd.	15,112,000	907,655	0.1%
*	Enviro Energy International Holdings, Ltd.	3,906,000	62,692	0.0%
*	EPI Holdings, Ltd.	5,109,927	114,685	0.0%
#	Esprit Holdings, Ltd.	13,739,550	17,211,169	1.2%
*	eSun Holdings, Ltd.	4,472,000	496,175	0.0%
*	Ezcom Holdings, Ltd.	72,576	—	0.0%
	Fairwood Holdings, Ltd.	629,600	1,418,995	0.1%
	Far East Consortium International, Ltd.	6,386,772	2,373,144	0.2%
*	FIH Mobile, Ltd.	121,000	64,463	0.0%
	Fountain SET Holdings, Ltd.	4,898,000	568,322	0.0%
	Four Seas Mercantile Holdings, Ltd.	628,000	367,653	0.0%
*	Frontier Services Group, Ltd.	823,000	155,970	0.0%
	Fujikon Industrial Holdings, Ltd.	736,000	148,077	0.0%
#	Future Bright Holdings, Ltd.	3,270,000	1,253,146	0.1%
*	G-Resources Group, Ltd.	147,663,600	3,609,548	0.3%
*	GCL New Energy Holdings, Ltd.	1,412,000	958,025	0.1%
	Get Nice Holdings, Ltd.	25,144,000	1,150,668	0.1%
#	Giordano International, Ltd.	9,320,000	4,747,979	0.3%
*	Global Brands Group Holding, Ltd.	9,172,000	2,020,876	0.1%

9

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Glorious Sun Enterprises, Ltd.	2,702,000	$588,690	0.0%
	Gold Peak Industries Holding, Ltd.	3,118,642	289,239	0.0%
	Golden Resources Development International, Ltd.	3,330,500	197,378	0.0%
*	Good Fellow Resources Holdings, Ltd.	440,000	28,386	0.0%
*	Grande Holdings, Ltd. (The)	882,000	8,757	0.0%
	Great Eagle Holdings, Ltd.	72,627	244,469	0.0%
	Guangnan Holdings, Ltd.	2,433,600	398,656	0.0%
#	Guotai Junan International Holdings, Ltd.	4,251,599	2,969,833	0.2%
#	Haitong International Securities Group, Ltd.	4,089,968	2,435,781	0.2%
*	Hao Tian Development Group, Ltd.	6,648,000	428,642	0.0%
	Harbour Centre Development, Ltd.	963,500	1,752,534	0.1%
*	Heng Fai Enterprises, Ltd.	440,000	19,026	0.0%
	High Fashion International, Ltd.	268,000	103,011	0.0%
	HKR International, Ltd.	5,934,336	2,868,541	0.2%
	Hon Kwok Land Investment Co., Ltd.	314,800	109,663	0.0%
*	Hong Fok Land, Ltd.	1,210,000	—	0.0%
#	Hong Kong Aircraft Engineering Co., Ltd.	88,400	971,267	0.1%
	Hong Kong Ferry Holdings Co., Ltd.	838,300	959,780	0.1%
*	Hong Kong Television Network, Ltd.	2,401,751	957,169	0.1%
	Hongkong & Shanghai Hotels (The)	1,300,055	2,058,724	0.2%
#	Hongkong Chinese, Ltd.	5,186,000	1,225,004	0.1%
	Hop Hing Group Holdings, Ltd.	1,292,000	28,785	0.0%
	Hopewell Holdings, Ltd.	2,973,000	10,569,755	0.7%
#	Hsin Chong Construction Group, Ltd.	6,085,658	753,326	0.1%
	Hung Hing Printing Group, Ltd.	2,706,000	394,433	0.0%
#	Hutchison Telecommunications Hong Kong Holdings, Ltd.	10,930,000	4,356,435	0.3%
*	I-CABLE Communications, Ltd.	2,343,000	211,706	0.0%
*	Imagi International Holdings, Ltd.	53,944,000	1,571,789	0.1%
*	Integrated Waste Solutions Group Holdings, Ltd.	4,000,000	242,677	0.0%
*	International Standard Resources Holdings, Ltd.	15,176,250	870,981	0.1%
	iOne Holdings, Ltd.	5,280,000	187,292	0.0%
	IPE Group, Ltd.	3,230,000	299,828	0.0%
*	IRC, Ltd.	7,336,000	567,950	0.0%
	IT, Ltd.	4,034,532	1,211,779	0.1%
	ITC Corp., Ltd.	947,396	73,348	0.0%
	ITC Properties Group, Ltd.	4,035,162	2,031,025	0.1%
*	Jinhui Holdings Co., Ltd.	121,000	21,688	0.0%
	Johnson Electric Holdings, Ltd.	1,689,750	5,720,315	0.4%
#	K Wah International Holdings, Ltd.	8,182,877	5,132,709	0.4%
	Ka Shui International Holdings, Ltd.	550,000	93,169	0.0%
	Kam Hing International Holdings, Ltd.	1,830,000	136,965	0.0%
	Kantone Holdings, Ltd.	10,123,647	125,070	0.0%
#	Keck Seng Investments	904,600	804,197	0.1%
*	King Pacific International Holdings, Ltd.	1,404,200	—	0.0%
*	King Stone Energy Group, Ltd.	3,144,000	100,989	0.0%
	Kingmaker Footwear Holdings, Ltd.	1,532,955	256,761	0.0%
	Kingston Financial Group, Ltd.	18,773,000	2,227,316	0.2%
*	Ko Yo Chemical Group, Ltd.	3,160,000	774,828	0.1%
	Kowloon Development Co., Ltd.	2,471,000	2,953,899	0.2%
#	L'Occitane International SA	587,750	1,387,809	0.1%
*	Lai Sun Development Co., Ltd.	79,047,466	2,027,215	0.1%
*	Lai Sun Garment International, Ltd.	3,419,680	512,168	0.0%

10

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Lam Soon Hong Kong, Ltd.	302,310	$269,450	0.0%
*	Landsea Green Properties Co., Ltd.	812,000	70,198	0.0%
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	—	0.0%
	Lee's Pharmaceutical Holdings, Ltd.	621,000	852,007	0.1%
	Lerado Group Holding Co., Ltd.	2,674,000	403,476	0.0%
#	Lifestyle International Holdings, Ltd.	1,084,000	2,048,216	0.1%
	Lippo China Resources, Ltd.	21,222,000	985,579	0.1%
	Lippo, Ltd.	1,195,700	711,501	0.1%
*	Lisi Group Holdings, Ltd.	3,418,000	196,047	0.0%
#	Liu Chong Hing Investment, Ltd.	1,193,200	1,509,273	0.1%
	Luen Thai Holdings, Ltd.	1,207,000	246,099	0.0%
#	Luk Fook Holdings International, Ltd.	2,792,000	8,306,888	0.6%
	Luks Group Vietnam Holdings Co., Ltd.	482,913	130,753	0.0%
	Lung Kee Bermuda Holdings	1,613,875	486,332	0.0%
	Magnificent Estates	13,558,000	646,743	0.1%
#	Man Wah Holdings, Ltd.	2,817,200	4,207,795	0.3%
	Man Yue Technology Holdings, Ltd.	1,104,000	247,286	0.0%
	Matrix Holdings, Ltd.	1,067,414	319,452	0.0%
*	Mei Ah Entertainment Group, Ltd.	21,460,000	1,909,585	0.1%
	Melbourne Enterprises, Ltd.	40,500	722,643	0.1%
	Melco International Development, Ltd.	3,620,000	9,838,366	0.7%
#*	Midland Holdings, Ltd.	5,334,000	2,621,915	0.2%
	Ming Fai International Holdings, Ltd.	1,765,000	182,183	0.0%
*	Ming Fung Jewellery Group, Ltd.	21,315,000	236,676	0.0%
#	Miramar Hotel & Investment	870,000	1,098,424	0.1%
*	Mongolia Energy Corp., Ltd.	7,571,000	166,024	0.0%
#*	Mongolian Mining Corp.	10,236,000	924,501	0.1%
#	NagaCorp, Ltd.	7,114,000	5,981,922	0.4%
	Nanyang Holdings, Ltd.	137,500	695,340	0.1%
	National Electronic Hldgs	2,498,000	319,012	0.0%
	Natural Beauty Bio-Technology, Ltd.	4,040,000	333,355	0.0%
*	Neo-Neon Holdings, Ltd.	2,863,500	461,340	0.0%
*	Neptune Group, Ltd.	22,260,000	505,486	0.0%
	New Century Group Hong Kong, Ltd.	13,351,464	248,126	0.0%
*	New Times Energy Corp., Ltd.	1,297,600	61,118	0.0%
#	Newocean Energy Holdings, Ltd.	7,470,000	3,518,960	0.3%
	Next Media, Ltd.	4,421,183	422,261	0.0%
*	Orange Sky Golden Harvest Entertainment Holdings, Ltd.	8,749,706	689,069	0.1%
	Orient Overseas International, Ltd.	1,023,000	5,801,896	0.4%
*	Orient Power Holdings, Ltd.	804,000	—	0.0%
#	Oriental Watch Holdings	3,160,800	706,046	0.1%
	Pacific Andes International Holdings, Ltd.	13,075,378	548,091	0.0%
#	Pacific Basin Shipping, Ltd.	12,866,000	6,158,293	0.4%
#	Pacific Textiles Holdings, Ltd.	4,208,000	5,663,584	0.4%
	Paliburg Holdings, Ltd.	3,152,830	1,032,746	0.1%
*	Pan Asia Environmental Protection Group, Ltd.	80,000	17,063	0.0%
#	Paradise Entertainment, Ltd.	3,464,000	1,433,930	0.1%
	PCCW, Ltd.	8,022,879	5,110,624	0.4%
#*	Peace Mark Holdings, Ltd.	2,712,022	—	0.0%
*	Pearl Oriental Oil, Ltd.	11,918,400	336,850	0.0%
	Pegasus International Holdings, Ltd.	226,000	32,645	0.0%
	Perfect Shape PRC Holdings, Ltd.	912,000	175,301	0.0%

11

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
#	Pico Far East Holdings, Ltd.	4,928,000	$1,220,412	0.1%
*	Ping Shan Tea Group, Ltd.	2,633,325	24,784	0.0%
	Playmates Holdings, Ltd.	696,000	745,499	0.1%
#	Playmates Toys, Ltd.	4,716,000	1,089,521	0.1%
	PNG Resources Holdings, Ltd.	3,780,236	160,858	0.0%
	Pokfulam Development Co.	234,000	371,196	0.0%
#	Polytec Asset Holdings, Ltd.	11,363,526	1,658,058	0.1%
#	Public Financial Holdings, Ltd.	3,194,000	1,525,349	0.1%
	PYI Corp., Ltd.	24,859,973	560,254	0.0%
*	Pyxis Group, Ltd.	1,936,000	7,989	0.0%
	Raymond Industrial, Ltd.	30,400	3,999	0.0%
#	Regal Hotels International Holdings, Ltd.	2,937,800	1,791,652	0.1%
*	Richfield Group Holdings, Ltd.	9,672,000	349,137	0.0%
	Rivera Holdings, Ltd.	5,710,000	276,152	0.0%
#	SA SA International Holdings, Ltd.	8,892,000	6,147,575	0.4%
	Safety Godown Co., Ltd.	398,000	647,741	0.1%
#*	Sandmartin International Holdings, Ltd.	84,000	4,877	0.0%
	SAS Dragon Hldg, Ltd.	2,132,000	657,365	0.1%
#	SEA Holdings, Ltd.	1,158,000	752,110	0.1%
	Shenyin Wanguo HK, Ltd.	2,377,500	1,362,959	0.1%
*	Shougang Concord Technology Holdings	9,261,809	346,104	0.0%
*	Shun Ho Technology Holdings, Ltd.	1,037,452	259,901	0.0%
	Shun Tak Holdings, Ltd.	11,515,419	5,866,904	0.4%
*	Silver base Group Holdings, Ltd.	4,796,677	600,574	0.0%
	Simsen International Corp., Ltd.	307,000	66,505	0.0%
*	Sing Pao Media Enterprises, Ltd.	250,511	—	0.0%
	Sing Tao News Corp., Ltd.	1,974,000	280,244	0.0%
	Singamas Container Holdings, Ltd.	11,094,000	1,903,613	0.1%
*	Sino Distillery Group, Ltd.	148,000	11,072	0.0%
*	Sinocan Holdings, Ltd.	350,000	—	0.0%
	SIS International Holdings	34,000	16,609	0.0%
	Sitoy Group Holdings, Ltd.	739,000	609,576	0.1%
#	SmarTone Telecommunications Holdings, Ltd.	3,463,000	4,476,122	0.3%
#*	SOCAM Development, Ltd.	1,716,771	1,427,865	0.1%
*	Solomon Systech International, Ltd.	8,590,000	421,342	0.0%
	Soundwill Holdings, Ltd.	420,000	666,582	0.1%
*	South China China, Ltd.	6,744,000	635,103	0.1%
*	South China Land, Ltd.	14,119,170	216,710	0.0%
	Stella International Holdings, Ltd.	811,500	2,328,204	0.2%
	Stelux Holdings International, Ltd.	3,100,400	687,732	0.1%
*	Success Universe Group, Ltd.	6,716,000	238,457	0.0%
	Sun Hing Vision Group Holdings, Ltd.	358,000	120,898	0.0%
#	Sun Hung Kai & Co., Ltd.	4,220,429	3,137,192	0.2%
*	Symphony Holdings, Ltd.	260,000	22,139	0.0%
#	TAI Cheung Holdings, Ltd.	2,019,000	1,664,258	0.1%
	Tai Sang Land Development, Ltd.	804,910	375,261	0.0%
*	Talent Property Group, Ltd.	831,420	8,790	0.0%
#	Tan Chong International, Ltd.	1,212,000	450,395	0.0%
#	Tao Heung Holdings, Ltd.	517,000	272,577	0.0%
*	Taung Gold International, Ltd.	14,590,000	391,480	0.0%
	Television Broadcasts, Ltd.	1,216,600	6,637,477	0.5%
*	Termbray Industries International Holdings, Ltd.	2,304,900	237,824	0.0%
12

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
HONG KONG — (Continued)
	Tern Properties Co., Ltd.	51,200	$31,880	0.0%
	Texwinca Holdings, Ltd.	4,550,000	3,993,158	0.3%
	Tian Teck Land, Ltd.	1,054,000	1,207,727	0.1%
*	Titan Petrochemicals Group, Ltd.	13,140,000	4,236	0.0%
#	Tradelink Electronic Commerce, Ltd.	4,782,000	1,055,877	0.1%
	Transport International Holdings, Ltd.	1,009,341	1,848,398	0.1%
#	Trinity, Ltd.	7,712,000	1,851,576	0.1%
	Tristate Holdings, Ltd.	188,000	72,646	0.0%
#*	TSC Group Holdings, Ltd.	3,246,000	1,196,922	0.1%
#*	United Laboratories International Holdings, Ltd. (The)	4,332,000	3,345,592	0.2%
*	Universal Technologies Holdings, Ltd.	7,630,000	462,435	0.0%
*	Universe International Holdings, Ltd.	3,475,000	51,998	0.0%
*	Up Energy Development Group, Ltd.	3,205,000	355,538	0.0%
*	Value Convergence Holdings, Ltd.	1,756,000	258,411	0.0%
	Value Partners Group, Ltd.	5,555,000	4,186,499	0.3%
	Van Shung Chong Holdings, Ltd.	789,335	124,344	0.0%
	Vanke Property Overseas, Ltd.	13,000	11,965	0.0%
	Varitronix International, Ltd.	2,055,293	1,712,588	0.1%
*	Vedan International Holdings, Ltd.	3,272,000	181,521	0.0%
	Victory City International Holdings, Ltd.	6,874,229	984,224	0.1%
#	Vitasoy International Holdings, Ltd.	4,655,000	6,413,162	0.4%
	VST Holdings, Ltd.	5,049,600	1,743,558	0.1%
#	VTech Holdings, Ltd.	358,600	4,481,383	0.3%
	Wai Kee Holdings, Ltd.	7,864,738	2,234,448	0.2%
*	Willie International Holdings, Ltd.	750,000	231,961	0.0%
	Win Hanverky Holdings, Ltd.	1,812,000	231,388	0.0%
	Wing On Co. International, Ltd.	781,000	2,267,534	0.2%
#	Wing Tai Properties, Ltd.	1,957,331	1,274,783	0.1%
	Wong's International Hldgs	737,641	247,230	0.0%
	Wong's Kong King International	120,000	10,524	0.0%
	Xinyi Glass Holdings, Ltd.	16,212,000	9,536,952	0.7%
#	Xinyi Solar Holdings, Ltd.	12,292,000	4,160,025	0.3%
	Yangtzekiang Garment, Ltd.	606,500	217,308	0.0%
	Yau Lee Holdings, Ltd.	534,000	116,479	0.0%
	Yeebo International Hldg	572,000	97,437	0.0%
	YGM Trading, Ltd.	460,000	977,627	0.1%
	YT Realty Group, Ltd.	749,000	236,171	0.0%
	Yugang International, Ltd.	93,492,000	1,364,595	0.1%
TOTAL HONG KONG			380,742,870	26.2%

NEW ZEALAND — (7.1%)
#*	a2 Milk Co., Ltd.	939,177	429,846	0.0%
	Abano Healthcare Group, Ltd.	30,274	162,273	0.0%
#	Air New Zealand, Ltd.	3,701,492	5,859,766	0.4%
	Auckland International Airport, Ltd.	319,815	966,860	0.1%
#*	Bathurst Resources, Ltd.	1,666,560	45,511	0.0%
	Briscoe Group, Ltd.	2,235	4,962	0.0%
	Cavalier Corp., Ltd.	283,674	204,101	0.0%
	CDL Investments New Zealand, Ltd.	111,311	46,539	0.0%
	Chorus, Ltd.	1,980,567	3,285,619	0.2%
	Colonial Motor Co., Ltd. (The)	148,846	699,496	0.1%
	Contact Energy, Ltd.	518,419	2,514,957	0.2%

13

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
NEW ZEALAND — (Continued)
*	Diligent Board Member Services, Inc.	82,102	$306,281	0.0%
#	Ebos Group, Ltd.	442,465	3,318,649	0.2%
#	Fisher & Paykel Healthcare Corp., Ltd.	4,076,344	17,813,660	1.2%
	Freightways, Ltd.	923,797	4,125,460	0.3%
#	Hallenstein Glasson Holdings, Ltd.	245,661	630,463	0.1%
	Heartland New Zealand, Ltd.	185,677	145,254	0.0%
#	Hellaby Holdings, Ltd.	395,759	920,446	0.1%
#	Infratil, Ltd.	3,206,161	7,206,718	0.5%
#	Kathmandu Holdings, Ltd.	570,466	1,411,673	0.1%
#	Mainfreight, Ltd.	537,457	6,676,357	0.5%
	Marsden Maritime Holdings, Ltd.	78,705	167,458	0.0%
	Methven, Ltd.	93,877	80,702	0.0%
#	Metlifecare, Ltd.	486,052	1,638,891	0.1%
#	Michael Hill International, Ltd.	1,534,152	1,591,067	0.1%
	Millennium & Copthorne Hotels New Zealand, Ltd.	418,978	413,602	0.0%
	New Zealand Oil & Gas, Ltd.	2,074,737	1,196,049	0.1%
#	New Zealand Refining Co., Ltd. (The)	591,259	783,132	0.1%
	Nuplex Industries, Ltd.	1,288,685	3,179,504	0.2%
#	NZX, Ltd.	980,309	912,415	0.1%
#	Opus International Consultants, Ltd.	12,925	15,151	0.0%
#*	Pacific Edge, Ltd.	418,982	296,322	0.0%
	PGG Wrightson, Ltd.	980,136	349,263	0.0%
*	Pike River Coal, Ltd.	490,805	—	0.0%
#	Port of Tauranga, Ltd.	528,322	6,752,298	0.5%
*	Pumpkin Patch, Ltd.	606,913	174,012	0.0%
#	Restaurant Brands New Zealand, Ltd.	472,937	1,353,474	0.1%
	Richina Pacific, Ltd.	274,180	14,426	0.0%
*	Rubicon, Ltd.	1,485,105	396,491	0.0%
#	Ryman Healthcare, Ltd.	2,312,512	13,691,535	0.9%
#	Sanford, Ltd.	393,618	1,552,647	0.1%
	Scott Technology, Ltd.	38,136	44,613	0.0%
#	Skellerup Holdings, Ltd.	524,995	595,842	0.0%
#	Sky Network Television, Ltd.	2,017,881	10,019,430	0.7%
#	SKYCITY Entertainment Group, Ltd.	4,308,638	13,173,223	0.9%
	Spark New Zealand, Ltd.	440,138	1,086,174	0.1%
	Steel & Tube Holdings, Ltd.	442,635	1,033,969	0.1%
	Summerset Group Holdings, Ltd.	313,560	668,523	0.1%
	Tourism Holdings, Ltd.	274,867	313,136	0.0%
#	Tower, Ltd.	845,650	1,303,077	0.1%
#	Trade Me Group, Ltd.	1,396,707	4,289,179	0.3%
#	TrustPower, Ltd.	70,059	409,979	0.0%
#	Vector, Ltd.	1,303,116	2,785,282	0.2%
#	Warehouse Group, Ltd. (The)	708,230	1,715,526	0.1%
#*	Xero, Ltd.	146,019	1,811,183	0.1%
TOTAL NEW ZEALAND			130,582,466	9.0%

SINGAPORE — (9.1%)
*	Abterra, Ltd.	531,800	310,337	0.0%
	Amara Holdings, Ltd.	950,000	385,298	0.0%
#	Amtek Engineering, Ltd.	1,353,000	636,889	0.1%
	ASL Marine Holdings, Ltd.	816,600	379,074	0.0%
	Aspial Corp., Ltd.	72,959	23,609	0.0%

14

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#*	Ausgroup, Ltd.	3,653,000	$1,005,034	0.1%
#	Baker Technology, Ltd.	1,272,000	262,599	0.0%
#	Banyan Tree Holdings, Ltd.	1,053,000	508,094	0.0%
#*	Biosensors International Group, Ltd.	6,598,237	3,209,074	0.2%
	Bonvests Holdings, Ltd.	978,000	1,044,587	0.1%
	Boustead Singapore, Ltd.	1,686,261	2,412,441	0.2%
	Breadtalk Group, Ltd.	907,800	929,867	0.1%
*	Broadway Industrial Group, Ltd.	1,557,200	244,065	0.0%
	Bukit Sembawang Estates, Ltd.	614,003	2,538,319	0.2%
	Bund Center Investment, Ltd.	2,717,000	419,102	0.0%
#	Centurion Corp., Ltd.	681,000	286,227	0.0%
	CH Offshore, Ltd.	1,642,400	617,473	0.1%
#	China Aviation Oil Singapore Corp., Ltd.	1,586,399	914,108	0.1%
#	China Merchants Holdings Pacific, Ltd.	841,000	589,924	0.0%
	Chip Eng Seng Corp., Ltd.	3,546,800	2,428,662	0.2%
	Chuan Hup Holdings, Ltd.	3,967,000	909,236	0.1%
#	Cityspring Infrastructure Trust	1,498,000	595,307	0.0%
#	Cosco Corp. Singapore, Ltd.	7,006,000	3,247,759	0.2%
	Creative Technology, Ltd.	272,200	436,844	0.0%
	CSC Holdings, Ltd.	2,495,000	133,622	0.0%
	CSE Global, Ltd.	3,382,000	1,776,862	0.1%
	CWT, Ltd.	1,422,700	1,789,490	0.1%
	Datapulse Technology, Ltd.	89,000	9,295	0.0%
#*	Del Monte Pacific, Ltd.	848,000	363,177	0.0%
*	Delong Holdings, Ltd.	1,361,000	216,703	0.0%
	DMX Technologies Group, Ltd.	2,096,000	261,497	0.0%
#	Dyna-Mac Holdings, Ltd.	2,259,000	678,041	0.1%
#	Elec & Eltek International Co., Ltd.	147,000	212,344	0.0%
	Ellipsiz, Ltd.	123,000	9,409	0.0%
	EnGro Corp., Ltd.	354,000	325,195	0.0%
	Eu Yan Sang International, Ltd.	809,800	475,946	0.0%
*	euNetworks Group, Ltd.	8,220	4,231	0.0%
#	Ezion Holdings, Ltd.	689,760	812,255	0.1%
#	Ezra Holdings, Ltd.	5,619,000	3,570,416	0.3%
	Falcon Energy Group, Ltd.	2,068,000	483,363	0.0%
	Far East Orchard, Ltd.	1,106,685	1,495,041	0.1%
*	First Sponsor Group, Ltd.	453,661	423,752	0.0%
	FJ Benjamin Holdings, Ltd.	1,305,000	176,194	0.0%
	Food Empire Holdings, Ltd.	1,256,400	346,005	0.0%
#*	Forterra Trust	98,000	122,030	0.0%
#	Fragrance Group, Ltd.	6,256,000	1,045,814	0.1%
#*	Gallant Venture, Ltd.	5,073,000	967,242	0.1%
#*	Geo Energy Resources, Ltd.	432,000	79,060	0.0%
	GK Goh Holdings, Ltd.	1,458,000	981,591	0.1%
	Global Premium Hotels, Ltd.	559,480	152,229	0.0%
*	Global Yellow Pages, Ltd.	747,500	25,587	0.0%
#	GMG Global, Ltd.	18,410,000	890,923	0.1%
	GP Batteries International, Ltd.	235,000	137,901	0.0%
	GP Industries, Ltd.	2,643,209	1,130,582	0.1%
	GuocoLand, Ltd.	399,314	592,963	0.0%
#	GuocoLeisure, Ltd.	3,364,000	2,411,150	0.2%
*	Hanwell Holdings, Ltd.	1,823,419	404,100	0.0%

15

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
*	Healthway Medical Corp., Ltd.	8,556,776	$312,765	0.0%
	HG Metal Manufacturing, Ltd.	1,768,000	100,227	0.0%
	Hi-P International, Ltd.	1,309,000	662,512	0.1%
	Hiap Hoe, Ltd.	353,000	226,610	0.0%
	Hiap Seng Engineering, Ltd.	612,000	90,100	0.0%
*	HLH Group, Ltd.	8,364,000	71,732	0.0%
	Ho Bee Land, Ltd.	1,652,000	2,563,244	0.2%
#	Hong Fok Corp., Ltd.	3,323,640	2,302,827	0.2%
	Hong Leong Asia, Ltd.	711,000	763,178	0.1%
	Hotel Grand Central, Ltd.	1,394,187	1,432,714	0.1%
	Hour Glass, Ltd. (The)	622,744	895,739	0.1%
	HTL International Holdings, Ltd.	1,063,843	225,304	0.0%
	HupSteel, Ltd.	1,572,875	251,419	0.0%
#	Hwa Hong Corp., Ltd.	2,186,000	553,749	0.0%
#	Hyflux, Ltd.	3,258,500	2,563,856	0.2%
	Indofood Agri Resources, Ltd.	3,468,000	2,256,411	0.2%
#	InnoTek, Ltd.	950,000	203,665	0.0%
	Innovalues, Ltd.	190,000	61,395	0.0%
#*	International Healthway Corp., Ltd.	594,656	124,942	0.0%
#*	Interra Resources, Ltd.	396,000	66,245	0.0%
	IPC Corp., Ltd.	4,265,000	488,916	0.0%
#	ISDN Holdings, Ltd.	293,000	71,992	0.0%
	Isetan Singapore, Ltd.	122,500	443,803	0.0%
#*	Jiutian Chemical Group, Ltd.	10,128,000	439,067	0.0%
#*	Jurong Technologies Industrial Corp., Ltd.	2,227,680	—	0.0%
	k1 Ventures, Ltd.	5,098,500	814,034	0.1%
	Keppel Infrastructure Trust	1,367,000	1,117,748	0.1%
#	Keppel Telecommunications & Transportation, Ltd.	1,409,600	1,899,434	0.1%
	Koh Brothers Group, Ltd.	1,432,000	345,904	0.0%
#	KSH Holdings, Ltd.	52,000	21,460	0.0%
#	LCD Global Investments, Ltd.	3,569,504	848,001	0.1%
	Lee Kim Tah Holdings, Ltd.	1,600,000	1,349,959	0.1%
*	Li Heng Chemical Fibre Technologies, Ltd.	2,053,000	165,550	0.0%
	Lian Beng Group, Ltd.	2,304,000	1,238,267	0.1%
#*	Linc Energy, Ltd.	1,982,517	1,599,893	0.1%
#*	LionGold Corp., Ltd.	2,818,000	59,352	0.0%
	Low Keng Huat Singapore, Ltd.	916,000	465,996	0.0%
	Lum Chang Holdings, Ltd.	1,094,030	319,492	0.0%
	M1, Ltd.	566,000	1,537,492	0.1%
	Marco Polo Marine, Ltd.	963,000	247,694	0.0%
	mDR, Ltd.	3,997,000	17,112	0.0%
*	Mercator Lines Singapore, Ltd.	555,000	29,866	0.0%
#	Mermaid Maritime PCL	1,615,000	441,555	0.0%
	Metro Holdings, Ltd.	2,085,792	1,422,297	0.1%
	Mewah International, Inc.	1,183,000	345,120	0.0%
#	Midas Holdings, Ltd.	8,177,000	2,069,862	0.2%
#	Nam Cheong, Ltd.	7,126,740	2,192,220	0.2%
	New Toyo International Holdings, Ltd.	1,624,000	329,324	0.0%
	NSL, Ltd.	422,000	541,241	0.0%
*	Oceanus Group, Ltd.	10,711,000	108,211	0.0%
#	OSIM International, Ltd.	1,689,000	2,446,720	0.2%
#	Otto Marine, Ltd.	10,983,500	470,930	0.0%

16

The Asia Pacific Small Company Series
CONTINUED

				Percentage
		Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
#	OUE Hospitality Trust	310,500	$220,007	0.0%
#	OUE, Ltd.	1,863,000	3,062,826	0.2%
#	Oxley Holdings, Ltd.	1,093,000	464,179	0.0%
#	Pan-United Corp., Ltd.	2,006,000	1,438,372	0.1%
	PEC, Ltd.	47,000	19,392	0.0%
	Penguin International, Ltd.	1,437,000	257,841	0.0%
	Petra Foods, Ltd.	804,000	2,383,037	0.2%
	Popular Holdings, Ltd.	2,763,650	516,220	0.0%
	QAF, Ltd.	1,244,080	984,010	0.1%
#	Raffles Education Corp., Ltd.	4,299,710	1,139,796	0.1%
	Raffles Medical Group, Ltd.	586,437	1,736,168	0.1%
	Rickmers Maritime	888,000	203,706	0.0%
	Rotary Engineering, Ltd.	1,485,600	700,638	0.1%
	Roxy-Pacific Holdings, Ltd.	297,500	129,957	0.0%
*	S I2I, Ltd.	12,662,000	44,352	0.0%
	San Teh, Ltd.	713,087	165,040	0.0%
	SBS Transit, Ltd.	953,500	1,231,839	0.1%
#	See Hup Seng, Ltd.	2,372,000	507,184	0.0%
	Sheng Siong Group, Ltd.	1,506,000	785,459	0.1%
	Sim Lian Group, Ltd.	2,281,855	1,563,915	0.1%
	Sinarmas Land, Ltd.	5,864,000	2,785,914	0.2%
	Sing Holdings, Ltd.	1,134,000	300,160	0.0%
	Sing Investments & Finance, Ltd.	297,675	300,084	0.0%
	Singapore Post, Ltd.	6,765,120	10,383,577	0.7%
	Singapore Reinsurance Corp., Ltd.	1,514,530	348,098	0.0%
	Singapore Shipping Corp., Ltd.	1,689,000	335,420	0.0%
	Singapura Finance, Ltd.	174,062	205,258	0.0%
#*	Sino Grandness Food Industry Group, Ltd.	2,157,000	722,164	0.1%
#	SMRT Corp., Ltd.	2,379,000	2,760,464	0.2%
#	Stamford Land Corp., Ltd.	3,282,000	1,418,342	0.1%
	Straco Corp., Ltd.	130,000	72,833	0.0%
	Sunningdale Tech, Ltd.	3,657,000	564,169	0.0%
#*	SunVic Chemical Holdings, Ltd.	2,038,000	920,258	0.1%
#	Super Group, Ltd.	2,605,000	2,397,437	0.2%
#	Swiber Holdings, Ltd.	3,974,000	1,219,919	0.1%
#	Swissco Holdings, Ltd.	715,500	454,430	0.0%
#	Tat Hong Holdings, Ltd.	2,072,800	1,267,432	0.1%
	Thakral Corp., Ltd.	5,601,000	113,498	0.0%
	Tiong Woon Corp. Holding, Ltd.	2,152,250	494,739	0.0%
	Triyards holdings, Ltd.	348,900	180,245	0.0%
#*	TT International, Ltd.	673,000	81,701	0.0%
#	Tuan Sing Holdings, Ltd.	4,139,583	1,404,265	0.1%
#	UMS Holdings, Ltd.	1,944,000	764,568	0.1%
#	United Engineers, Ltd.	2,803,028	6,264,906	0.4%
	United Envirotech, Ltd.	1,355,000	1,546,702	0.1%
	United Overseas Insurance, Ltd.	187,250	669,312	0.1%
#	UOB-Kay Hian Holdings, Ltd.	1,876,435	2,234,954	0.2%
#	UPP Holdings, Ltd.	3,060,000	610,085	0.0%
#*	Vard Holdings, Ltd.	4,053,000	2,167,391	0.2%
	Venture Corp., Ltd.	1,694,000	10,203,641	0.7%
#	Vibrant Group, Ltd.	9,635,179	796,127	0.1%
	Vicom, Ltd.	120,000	551,452	0.0%

17

The Asia Pacific Small Company Series
CONTINUED

			Percentage
	Shares	Value††	of Net Assets**
SINGAPORE — (Continued)
Wee Hur Holdings, Ltd.	2,749,000	$801,327	0.1%
Wheelock Properties Singapore, Ltd.	1,210,000	1,697,989	0.1%
Wing Tai Holdings, Ltd.	2,843,567	3,962,049	0.3%
Yeo Hiap Seng, Ltd.	223,731	334,384	0.0%
YHI International, Ltd.	1,174,000	214,650	0.0%
# Yongnam Holdings, Ltd.	8,173,000	1,465,707	0.1%
TOTAL SINGAPORE		167,024,674	11.5%
TOTAL COMMON STOCKS		1,447,375,954	99.6%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
* Centrebet International, Ltd. Litigation Rights	81,336	—	0.0%

HONG KONG — (0.0%)
* Cheuk Nang Holdings, Ltd. Warrants 11/10/15	12,030	3,165	0.0%
* China Strategic Holdings, Ltd. Rights 12/04/14	6,292,500	57,609	0.0%
* Enviro Energy International Holdings Rights 11/07/14	1,953,000	26,442	0.0%
TOTAL HONG KONG		87,216	0.0%

SINGAPORE — (0.0%)
* Global Yellow Pages, Ltd. Warrants 06/25/19	448,500	2,095	0.0%
TOTAL RIGHTS/WARRANTS		89,311	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (21.3%)
§@ DFA Short Term Investment Fund	33,782,209	390,860,156	26.9%
TOTAL INVESTMENTS — (100.0%) (Cost $1,833,068,732)		$1,838,325,421	126.5%

18

The Asia Pacific Small Company Series
CONTINUED

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,261,409	$753,618,391	—	$765,879,800
Bermuda	—	26,808	—	26,808
China	—	3,119,336	—	3,119,336
Hong Kong	1,079,370	379,663,500	—	380,742,870
New Zealand	396,491	130,185,975	—	130,582,466
Singapore	485,216	166,539,458	—	167,024,674
Rights/Warrants
Australia	—	—	—	—
Hong Kong	—	87,216	—	87,216
Singapore	—	2,095	—	2,095
Securities Lending Collateral	—	390,860,156	—	390,860,156
TOTAL	$14,222,486	$1,824,102,935	—	$1,838,325,421

19

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (97.3%)
Consumer Discretionary — (25.2%)
	4imprint Group P.L.C.	98,614	$1,239,671	0.1%
	888 Holdings P.L.C.	936,528	1,919,920	0.1%
*	Aga Rangemaster Group P.L.C.	453,866	1,061,392	0.1%
	Barratt Developments P.L.C.	3,291,665	22,127,812	1.1%
	Bellway P.L.C.	652,849	18,313,143	0.9%
	Berkeley Group Holdings P.L.C.	687,947	25,159,106	1.3%
	Betfair Group P.L.C.	211,783	4,103,926	0.2%
	Bloomsbury Publishing P.L.C.	283,806	728,573	0.0%
	Boot Henry P.L.C.	432,804	1,336,189	0.1%
	Bovis Homes Group P.L.C.	875,787	11,827,736	0.6%
#	Bwin.Party Digital Entertainment P.L.C.	2,936,708	4,221,552	0.2%
*	Carpetright P.L.C.	13,426	66,848	0.0%
#	Centaur Media P.L.C.	556,967	516,534	0.0%
	Chime Communications P.L.C.	366,879	1,628,122	0.1%
	Cineworld Group P.L.C.	1,100,456	5,899,333	0.3%
	Connect Group P.L.C.	998,228	2,814,128	0.1%
	Creston P.L.C.	22,394	41,398	0.0%
	Daily Mail & General Trust P.L.C.	1,422,483	17,999,359	0.9%
	Darty P.L.C.	1,297,119	1,576,589	0.1%
	Debenhams P.L.C.	6,498,732	6,747,374	0.3%
	Dignity P.L.C.	248,371	6,244,077	0.3%
	Dixons Carphone P.L.C.	2,319,507	14,728,353	0.7%
	Domino's Pizza Group P.L.C.	764,581	7,788,520	0.4%
	Dunelm Group P.L.C.	334,499	4,511,879	0.2%
*	Enterprise Inns P.L.C.	2,687,428	5,505,810	0.3%
#	Euromoney Institutional Investor P.L.C.	295,537	4,978,946	0.3%
*	Findel P.L.C.	313,743	1,325,205	0.1%
*	Forminster P.L.C.	43,333	—	0.0%
	Fuller Smith & Turner	138,471	2,073,617	0.1%
	Future P.L.C.	1,301,863	165,043	0.0%
#	Games Workshop Group P.L.C.	101,889	894,137	0.0%
	Greene King P.L.C.	1,421,372	18,273,797	0.9%
	Halfords Group P.L.C.	1,104,257	8,765,891	0.4%
	Headlam Group P.L.C.	343,067	2,146,724	0.1%
	Home Retail Group P.L.C.	4,196,363	12,314,396	0.6%
*	Hornby P.L.C.	154,220	187,005	0.0%
	Howden Joinery Group P.L.C.	3,423,456	18,783,244	0.9%
	Huntsworth P.L.C.	971,327	690,829	0.0%
	Inchcape P.L.C.	2,330,419	25,961,589	1.3%
	Informa P.L.C.	3,256,622	25,106,456	1.3%
	ITE Group P.L.C.	1,258,778	3,434,546	0.2%
	J D Wetherspoon P.L.C.	501,603	6,781,692	0.3%
	JD Sports Fashion P.L.C.	480,052	3,550,156	0.2%
	John Menzies P.L.C.	261,134	2,071,635	0.1%
*	Johnston Press P.L.C.	1,039,980	57,543	0.0%
	Ladbrokes P.L.C.	4,703,662	8,909,025	0.4%
	Laura Ashley Holdings P.L.C.	1,517,420	672,310	0.0%
	Lookers P.L.C.	1,870,784	4,160,707	0.2%
	Marston's P.L.C.	3,122,248	7,540,871	0.4%
*	Mecom Group P.L.C.	477,516	992,782	0.1%
	Millennium & Copthorne Hotels P.L.C.	1,048,561	9,565,401	0.5%

1

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Discretionary — (Continued)
*	Mitchells & Butlers P.L.C.	1,030,286	$6,271,120	0.3%
	MJ Gleeson Group P.L.C.	195,875	1,097,442	0.1%
#*	Mothercare P.L.C.	609,288	1,705,687	0.1%
	N Brown Group P.L.C.	874,754	4,708,853	0.2%
*	Ocado Group P.L.C.	18,636	74,235	0.0%
	Pendragon P.L.C.	4,444,080	2,246,236	0.1%
	Persimmon P.L.C.	224,217	5,265,777	0.3%
	Photo-Me International P.L.C.	464,351	980,622	0.1%
*	Puma Brandenburg, Ltd.	119,000	—	0.0%
*	Puma Brandenburg, Ltd. A Shares	119,000	—	0.0%
*	Punch Taverns P.L.C.	133,442	322,041	0.0%
	Rank Group P.L.C.	104,240	275,494	0.0%
#	Redrow P.L.C.	1,505,347	6,969,047	0.4%
	Restaurant Group P.L.C. (The)	1,004,401	10,882,155	0.5%
	Rightmove P.L.C.	492,413	16,655,156	0.8%
	Spirit Pub Co. P.L.C.	3,220,786	5,495,554	0.3%
*	Sportech P.L.C.	384,214	359,332	0.0%
	STV Group P.L.C.	4,868	28,762	0.0%
*	SuperGroup P.L.C.	203,095	2,700,892	0.1%
	Taylor Wimpey P.L.C.	14,989,056	28,472,629	1.4%
	Ted Baker P.L.C.	145,679	4,548,913	0.2%
*	Thomas Cook Group P.L.C.	7,517,966	14,978,554	0.8%
	Topps Tiles P.L.C.	829,659	1,348,415	0.1%
*	Torotrak P.L.C.	42,953	9,524	0.0%
*	Trinity Mirror P.L.C.	1,688,565	4,430,665	0.2%
	TUI Travel P.L.C.	279,182	1,784,007	0.1%
	UBM P.L.C.	1,239,692	11,300,202	0.6%
	UTV Media P.L.C.	467,514	1,552,953	0.1%
#	Vitec Group P.L.C. (The)	164,847	1,604,318	0.1%
	WH Smith P.L.C.	711,405	12,844,258	0.6%
	William Hill P.L.C.	4,494,667	25,956,438	1.3%
	Wilmington Group P.L.C.	346,234	1,210,273	0.1%
Total Consumer Discretionary			513,590,445	25.7%

Consumer Staples — (4.5%)
	A.G. BARR P.L.C.	427,802	4,041,690	0.2%
	Anglo-Eastern Plantations P.L.C.	108,153	1,113,389	0.1%
	Booker Group P.L.C.	7,511,637	16,881,209	0.8%
	Britvic P.L.C.	1,277,429	13,927,819	0.7%
	Cranswick P.L.C.	264,392	6,002,873	0.3%
	Dairy Crest Group P.L.C.	747,197	4,991,338	0.2%
	Devro P.L.C.	915,809	3,993,060	0.2%
	Greencore Group P.L.C.	2,335,961	9,801,708	0.5%
	Greggs P.L.C.	558,897	5,421,183	0.3%
	Hilton Food Group P.L.C.	24,794	148,628	0.0%
	McBride P.L.C.	855,515	1,088,099	0.1%
#*	Premier Foods P.L.C.	2,951,877	1,558,148	0.1%
#	PZ Cussons P.L.C.	1,329,597	7,886,238	0.4%
	REA Holdings P.L.C.	50,639	324,500	0.0%
	Tate & Lyle P.L.C.	1,515,587	14,667,991	0.7%

2

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#*	Thorntons P.L.C.	274,658	$481,180	0.0%
Total Consumer Staples			92,329,053	4.6%

Energy — (4.6%)
*	Afren P.L.C.	5,639,345	6,953,066	0.4%
	AMEC P.L.C.	1,114,094	18,576,553	0.9%
	Anglo Pacific Group P.L.C.	501,715	1,062,880	0.1%
*	Cairn Energy P.L.C.	2,601,577	6,084,041	0.3%
*	EnQuest P.L.C.	3,606,671	4,011,120	0.2%
*	Exillon Energy P.L.C.	183,450	445,594	0.0%
*	Fortune Oil P.L.C.	6,238,485	796,411	0.0%
*	Hardy Oil & Gas P.L.C.	74,781	116,474	0.0%
	Hunting P.L.C.	648,002	7,632,860	0.4%
	James Fisher & Sons P.L.C.	225,918	4,710,015	0.2%
#*	JKX Oil & Gas P.L.C.	456,676	278,354	0.0%
	John Wood Group P.L.C.	1,961,228	20,808,838	1.0%
*	Lamprell P.L.C.	1,397,664	3,279,670	0.2%
	Premier Oil P.L.C.	2,665,891	11,008,227	0.6%
*	Salamander Energy P.L.C.	1,391,295	2,361,247	0.1%
	Soco International P.L.C.	1,018,017	5,361,582	0.3%
Total Energy			93,486,932	4.7%

Financials — (14.7%)
	Amlin P.L.C.	2,654,495	19,373,906	1.0%
#	Ashmore Group P.L.C.	1,882,641	9,613,529	0.5%
	Bank of Georgia Holdings P.L.C.	141,158	5,789,259	0.3%
	Beazley P.L.C.	2,627,389	11,035,595	0.5%
	Brewin Dolphin Holdings P.L.C.	1,367,522	6,227,829	0.3%
	Capital & Counties Properties P.L.C.	474,174	2,594,006	0.1%
	Capital & Regional P.L.C.	2,692,546	2,074,841	0.1%
	Catlin Group, Ltd.	1,883,388	16,179,782	0.8%
	Charles Stanley Group P.L.C.	126,349	625,767	0.0%
	Charles Taylor P.L.C.	139,215	548,656	0.0%
	Chesnara P.L.C.	578,859	3,188,354	0.2%
	Close Brothers Group P.L.C.	788,970	18,514,828	0.9%
*	Coalfield Resources P.L.C.	268,451	23,826	0.0%
	Daejan Holdings P.L.C.	32,083	2,557,974	0.1%
	Development Securities P.L.C.	592,116	2,005,875	0.1%
	Hansard Global P.L.C.	16,468	24,903	0.0%
	Helical Bar P.L.C.	668,916	3,749,966	0.2%
	Henderson Group P.L.C.	5,677,167	19,118,900	1.0%
	Hiscox, Ltd.	1,674,250	18,260,643	0.9%
	ICAP P.L.C.	2,893,657	19,427,173	1.0%
	IG Group Holdings P.L.C.	1,931,185	18,611,712	0.9%
*	Industrial & Commercial Holdings P.L.C.	5,000	—	0.0%
*	Inspired Capital P.L.C.	87,461	22,589	0.0%
	Intermediate Capital Group P.L.C.	572,350	3,762,451	0.2%
	International Personal Finance P.L.C.	690,825	5,388,320	0.3%
*	IP Group P.L.C.	1,306,305	4,342,455	0.2%
	Jardine Lloyd Thompson Group P.L.C.	643,694	9,814,514	0.5%
	Jupiter Fund Management P.L.C.	1,658,073	9,508,680	0.5%
	Lancashire Holdings, Ltd.	923,042	9,893,910	0.5%

3

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	LSL Property Services P.L.C.	254,544	$1,275,050	0.1%
	Man Group P.L.C.	9,800,117	19,431,406	1.0%
	Novae Group P.L.C.	285,979	2,535,428	0.1%
	Phoenix Group Holdings	836,277	10,097,534	0.5%
*	Quintain Estates & Development P.L.C.	2,680,731	3,522,134	0.2%
	Rathbone Brothers P.L.C.	165,692	5,122,769	0.2%
*	Raven Russia, Ltd.	1,064,705	1,054,881	0.1%
	S&U P.L.C.	21,140	655,213	0.0%
	Savills P.L.C.	644,235	6,633,623	0.3%
	St James's Place P.L.C.	793,110	9,483,454	0.5%
	ST Modwen Properties P.L.C.	961,657	5,574,082	0.3%
	Tullett Prebon P.L.C.	1,102,488	5,013,847	0.2%
	Unite Group P.L.C. (The)	1,061,266	7,256,193	0.4%
*	Waterloo Investment Holdings, Ltd.	5,979	669	0.0%
Total Financials			299,936,526	15.0%

Health Care — (3.7%)
#*	Alizyme P.L.C.	660,805	—	0.0%
	Bioquell P.L.C.	90,893	157,668	0.0%
*	BTG P.L.C.	1,781,080	21,529,272	1.1%
#	Consort Medical P.L.C.	149,007	1,713,250	0.1%
	Dechra Pharmaceuticals P.L.C.	431,161	5,242,875	0.2%
	Genus P.L.C.	282,157	5,558,336	0.3%
	Hikma Pharmaceuticals P.L.C.	713,706	21,647,047	1.1%
*	Optos P.L.C.	109,965	413,391	0.0%
*	Oxford Biomedica P.L.C.	2,648,141	170,280	0.0%
*	Skyepharma P.L.C.	247,147	1,393,534	0.1%
	Synergy Health P.L.C.	300,498	8,988,232	0.4%
	UDG Healthcare P.L.C.	1,074,691	5,658,504	0.3%
*	Vectura Group P.L.C.	1,944,162	3,678,932	0.2%
Total Health Care			76,151,321	3.8%

Industrials — (24.2%)
	Air Partner P.L.C.	39,319	164,352	0.0%
	Alumasc Group	124,366	252,632	0.0%
	Ashtead Group P.L.C.	1,347,260	22,572,306	1.1%
	Avon Rubber P.L.C.	65,426	701,600	0.0%
	Balfour Beatty P.L.C.	3,596,658	8,885,759	0.5%
	BBA Aviation P.L.C.	2,792,163	15,805,781	0.8%
	Berendsen P.L.C.	852,867	13,810,534	0.7%
	Bodycote P.L.C.	1,253,236	12,543,254	0.6%
	Braemar Shipping Services P.L.C.	87,402	656,937	0.0%
	Brammer P.L.C.	500,119	2,598,334	0.1%
#	Camellia P.L.C.	2,481	345,270	0.0%
	Cape P.L.C.	675,539	2,922,393	0.2%
	Carillion P.L.C.	2,342,316	12,478,970	0.6%
	Carr's Milling Industries P.L.C.	35,527	921,018	0.1%
	Castings P.L.C.	162,757	1,142,965	0.1%
	Chemring Group P.L.C.	1,217,006	4,749,710	0.2%
	Clarkson P.L.C.	67,965	2,445,648	0.1%
	Cobham P.L.C.	5,618,202	26,207,126	1.3%
	Communisis P.L.C.	1,085,996	957,794	0.1%

4

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
	Costain Group P.L.C.	319,543	$1,490,097	0.1%
	DCC P.L.C.	447,754	25,092,474	1.3%
	De La Rue P.L.C.	422,563	3,538,407	0.2%
	Dialight P.L.C.	59,439	816,426	0.0%
	Diploma P.L.C.	595,258	6,624,281	0.3%
	Fenner P.L.C.	960,636	4,754,421	0.2%
*	Firstgroup P.L.C.	5,609,640	10,109,228	0.5%
	Galliford Try P.L.C.	392,461	7,681,059	0.4%
	Go-Ahead Group P.L.C.	224,275	8,830,322	0.4%
	Goodwin P.L.C.	383	20,514	0.0%
	Grafton Group P.L.C.	667,199	6,772,974	0.3%
	Harvey Nash Group P.L.C.	46,693	65,823	0.0%
	Hays P.L.C.	7,359,440	14,534,905	0.7%
	Hogg Robinson Group P.L.C.	134,014	91,854	0.0%
	Homeserve P.L.C.	1,421,393	7,853,446	0.4%
	Interserve P.L.C.	722,721	7,337,583	0.4%
	Keller Group P.L.C.	333,468	4,455,678	0.2%
	Kier Group P.L.C.	248,949	5,937,073	0.3%
	Latchways P.L.C.	36,248	427,111	0.0%
	Lavendon Group P.L.C.	813,519	2,387,634	0.1%
	Management Consulting Group P.L.C.	1,519,596	428,084	0.0%
	Mears Group P.L.C.	539,928	3,814,758	0.2%
	Meggitt P.L.C.	1,439	10,395	0.0%
	Melrose Industries P.L.C.	4,127,987	16,966,362	0.9%
	Michael Page International P.L.C.	1,418,054	8,841,668	0.4%
	Mitie Group P.L.C.	1,953,183	9,423,616	0.5%
	Morgan Advanced Materials P.L.C.	1,478,838	6,685,829	0.3%
#	Morgan Sindall Group P.L.C.	194,239	2,138,057	0.1%
	National Express Group P.L.C.	2,267,471	9,053,355	0.5%
	Norcros P.L.C.	127,268	32,007	0.0%
	Northgate P.L.C.	752,381	5,902,068	0.3%
	PayPoint P.L.C.	218,433	3,015,305	0.2%
	QinetiQ Group P.L.C.	3,223,884	10,448,927	0.5%
	Regus P.L.C.	3,367,250	10,667,585	0.5%
*	Renold P.L.C.	193,435	175,711	0.0%
	Rentokil Initial P.L.C.	9,576,875	18,886,873	1.0%
	Ricardo P.L.C.	272,894	2,882,835	0.2%
	Robert Walters P.L.C.	387,999	1,795,971	0.1%
	Rotork P.L.C.	446,606	18,307,009	0.9%
	RPS Group P.L.C.	1,266,580	4,755,395	0.2%
	Senior P.L.C.	2,184,597	9,377,799	0.5%
	Serco Group P.L.C.	1,982,009	9,458,136	0.5%
*	Severfield P.L.C.	1,307,340	1,258,407	0.1%
	Shanks Group P.L.C.	2,492,971	3,882,911	0.2%
	SIG P.L.C.	3,111,040	7,294,023	0.4%
	Speedy Hire P.L.C.	2,992,433	2,979,455	0.2%
	Spirax-Sarco Engineering P.L.C.	399,105	18,236,514	0.9%
	St Ives P.L.C.	676,146	2,085,412	0.1%
	Stagecoach Group P.L.C.	2,248,039	13,934,215	0.7%
	Sthree P.L.C.	364,277	1,805,103	0.1%
	Stobart Group, Ltd.	503,140	799,197	0.0%
	T Clarke P.L.C.	147,457	99,351	0.0%

5

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	Tarsus Group P.L.C.	208,165	$680,046	0.0%
	Tribal Group P.L.C.	156,581	393,877	0.0%
#	Trifast P.L.C.	463,048	734,430	0.0%
	UK Mail Group P.L.C.	197,261	1,257,474	0.1%
	Ultra Electronics Holdings P.L.C.	351,758	9,837,018	0.5%
	Vesuvius P.L.C.	1,449,566	9,896,767	0.5%
#	Volex P.L.C.	317,928	385,799	0.0%
	Vp P.L.C.	167,297	1,577,933	0.1%
*	Wincanton P.L.C.	561,917	1,332,660	0.1%
	WS Atkins P.L.C.	524,536	11,403,969	0.6%
#	XP Power, Ltd.	75,669	1,716,580	0.1%
Total Industrials			493,642,579	24.8%

Information Technology — (8.5%)
	Acal P.L.C.	209,458	704,766	0.0%
	Anite P.L.C.	1,650,678	2,306,442	0.1%
	Aveva Group P.L.C.	151,640	3,720,828	0.2%
	Computacenter P.L.C.	433,706	4,289,236	0.2%
	CSR P.L.C.	916,815	12,321,289	0.6%
	Domino Printing Sciences P.L.C.	548,653	5,306,369	0.3%
	E2V Technologies P.L.C.	585,776	1,502,795	0.1%
	Electrocomponents P.L.C.	2,248,668	8,268,736	0.4%
	Fidessa Group P.L.C.	170,086	6,371,268	0.3%
*	Filtronic P.L.C.	4,262	1,550	0.0%
	Halma P.L.C.	2,008,362	20,039,284	1.0%
#*	Imagination Technologies Group P.L.C.	670,665	2,051,468	0.1%
	Innovation Group P.L.C.	5,126,744	2,218,841	0.1%
*	Kofax, Ltd.	62,414	389,734	0.0%
	Laird P.L.C.	1,432,394	7,230,004	0.4%
	Micro Focus International P.L.C.	709,995	11,311,090	0.6%
	Moneysupermarket.com Group P.L.C.	1,591,537	5,112,771	0.2%
	NCC Group P.L.C.	365,788	1,154,135	0.1%
	Oxford Instruments P.L.C.	181,921	3,152,269	0.2%
	Pace P.L.C.	1,504,826	8,365,982	0.4%
	Phoenix IT Group P.L.C.	204,614	392,243	0.0%
	Playtech P.L.C.	873,600	9,894,832	0.5%
	Premier Farnell P.L.C.	1,936,840	5,882,579	0.3%
	PV Crystalox Solar P.L.C.	147,995	36,400	0.0%
	Renishaw P.L.C.	188,423	5,360,176	0.3%
	RM P.L.C.	326,463	757,729	0.0%
*	SDL P.L.C.	371,904	2,343,562	0.1%
	Sepura P.L.C.	241,893	529,889	0.0%
	Spectris P.L.C.	601,319	17,368,409	0.9%
	Spirent Communications P.L.C.	2,882,616	3,447,051	0.2%
#	Telecity Group P.L.C.	1,018,433	12,576,541	0.6%
	TT electronics P.L.C.	841,331	2,255,889	0.1%
	Vislink P.L.C.	14,361	9,885	0.0%
	Xaar P.L.C.	275,443	1,228,073	0.1%
	Xchanging P.L.C.	1,340,957	4,065,812	0.2%
Total Information Technology			171,967,927	8.6%

6

The United Kingdom Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (6.6%)
	African Barrick Gold P.L.C.	537,038	$1,769,193	0.1%
	Alent P.L.C.	1,337,126	7,179,435	0.4%
	British Polythene Industries P.L.C.	137,680	1,426,218	0.1%
	Carclo P.L.C.	200,519	284,876	0.0%
	Centamin P.L.C.	5,186,497	4,247,021	0.2%
	Croda International P.L.C.	463,619	17,045,566	0.9%
	DS Smith P.L.C.	4,875,734	20,708,475	1.0%
	Elementis P.L.C.	2,403,235	10,178,056	0.5%
	Essentra P.L.C.	1,229,761	13,539,887	0.7%
	Evraz P.L.C.	1,226,120	2,541,744	0.1%
	Ferrexpo P.L.C.	955,423	1,290,214	0.1%
*	Gem Diamonds, Ltd.	565,679	1,407,432	0.1%
	Hill & Smith Holdings P.L.C.	431,543	3,920,824	0.2%
#*	Hochschild Mining P.L.C.	702,031	1,109,963	0.1%
*	International Ferro Metals, Ltd.	447,220	41,172	0.0%
#*	Kazakhmys P.L.C.	1,061,868	3,917,558	0.2%
#*	Lonmin P.L.C.	2,202,370	6,173,426	0.3%
	Low & Bonar P.L.C.	1,132,571	1,004,792	0.1%
	Marshalls P.L.C.	920,298	2,936,843	0.1%
*	Petra Diamonds, Ltd.	1,589,051	4,215,774	0.2%
#*	Petropavlovsk P.L.C.	991,037	342,388	0.0%
	RPC Group P.L.C.	887,241	7,749,348	0.4%
	Synthomer P.L.C.	1,278,510	4,157,380	0.2%
	Vedanta Resources P.L.C.	480,809	6,344,829	0.3%
	Victrex P.L.C.	401,577	10,908,380	0.5%
	Zotefoams P.L.C.	96,852	356,448	0.0%
Total Materials			134,797,242	6.8%

Telecommunication Services — (2.7%)
	Cable & Wireless Communications P.L.C.	12,247,104	9,464,201	0.5%
#*	Colt Group SA	1,540,335	3,393,716	0.2%
	Inmarsat P.L.C.	2,296,017	25,210,004	1.3%
	Kcom Group P.L.C.	3,098,002	4,612,597	0.2%
	TalkTalk Telecom Group P.L.C.	2,703,937	13,013,957	0.6%
Total Telecommunication Services			55,694,475	2.8%

Utilities — (2.6%)
	Dee Valley Group P.L.C.	12,109	258,832	0.0%
	Drax Group P.L.C.	2,103,725	20,016,929	1.0%
	Pennon Group P.L.C.	2,061,341	27,507,186	1.4%
	Telecom Plus P.L.C.	205,174	4,636,754	0.2%
Total Utilities			52,419,701	2.6%
TOTAL COMMON STOCKS			1,984,016,201	99.4%

RIGHTS/WARRANTS — (0.1%)
*	Consort Medical P.L.C. Rights	93,129	1,083,818	0.1%

7

The United Kingdom Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
* McBride P.L.C. Rights	28,231,995	$45,163	0.0%
TOTAL RIGHTS/WARRANTS		1,128,981	0.1%

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
§@ DFA Short Term Investment Fund	4,557,215	52,726,974	2.6%
TOTAL INVESTMENTS — (100.0%) (Cost $1,533,323,942)		$2,037,872,156	102.1%

8

The United Kingdom Small Company Series
continued

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,705,687	$511,884,758	—	$513,590,445
Consumer Staples	—	92,329,053	—	92,329,053
Energy	—	93,486,932	—	93,486,932
Financials	—	299,936,526	—	299,936,526
Health Care	413,391	75,737,930	—	76,151,321
Industrials	—	493,642,579	—	493,642,579
Information Technology	36,400	171,931,527	—	171,967,927
Materials	41,172	134,756,070	—	134,797,242
Telecommunication Services	—	55,694,475	—	55,694,475
Utilities	—	52,419,701	—	52,419,701
Rights/Warrants	1,083,818	45,163	—	1,128,981
Securities Lending Collateral	—	52,726,974	—	52,726,974
TOTAL	$3,280,468	$2,034,591,688	—	$2,037,872,156

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (87.6%)
AUSTRIA — (2.0%)
*	A-TEC Industries AG	21,828	$—	0.0%
	Agrana Beteiligungs AG	17,354	1,566,458	0.1%
	AMAG Austria Metall AG	2,949	94,169	0.0%
	Atrium European Real Estate, Ltd.	614,001	3,216,258	0.1%
	Austria Technologie & Systemtechnik AG	110,465	1,280,267	0.0%
	BKS Bank AG	1,326	28,414	0.0%
	BUWOG AG	768	14,198	0.0%
	CA Immobilien Anlagen AG	163,483	3,135,694	0.1%
#	Conwert Immobilien Invest SE	219,005	2,428,779	0.1%
	DO & CO AG	24,454	1,478,781	0.0%
	EVN AG	164,083	2,078,799	0.1%
#	Flughafen Wien AG	48,347	4,440,384	0.1%
	Frauenthal Holding AG	4,212	49,152	0.0%
*	IMMOFINANZ AG	15,360	46,501	0.0%
	Josef Manner & Co. AG	870	49,091	0.0%
#*	Kapsch TrafficCom AG	26,900	566,544	0.0%
#	Lenzing AG	51,434	2,968,035	0.1%
#	Mayr Melnhof Karton AG	45,831	4,918,621	0.2%
	Oberbank AG	37,973	2,391,262	0.1%
	Oesterreichische Post AG	161,426	7,878,430	0.3%
	Palfinger AG	58,212	1,356,558	0.0%
	POLYTEC Holding AG	83,703	690,733	0.0%
	RHI AG	113,647	2,913,350	0.1%
#	Rosenbauer International AG	17,375	1,585,377	0.1%
	S IMMO AG	300,714	2,315,937	0.1%
	Schoeller-Bleckmann Oilfield Equipment AG	53,891	4,644,372	0.1%
	Semperit AG Holding	54,240	2,686,538	0.1%
	Strabag SE	102,680	2,222,240	0.1%
	UNIQA Insurance Group AG	417,996	4,660,838	0.1%
#	Wienerberger AG	570,796	6,902,467	0.2%
*	Wolford AG	11,252	274,836	0.0%
#	Zumtobel Group AG	163,104	2,876,328	0.1%
TOTAL AUSTRIA			71,759,411	2.3%

BELGIUM — (2.9%)
*	Ablynx NV	272,821	2,727,998	0.1%
	Ackermans & van Haaren NV	121,561	15,159,547	0.5%
*	AGFA-Gevaert NV	953,695	2,406,099	0.1%
	Arseus NV	128,749	5,136,104	0.2%
#	Atenor Group	6,182	284,618	0.0%
	Banque Nationale de Belgique	973	3,963,848	0.1%
#	Barco NV	64,380	4,746,910	0.2%
	Cie d'Entreprises CFE	41,428	4,480,228	0.1%
	Cie Immobiliere de Belgique SA	14,448	760,511	0.0%
	Cie Maritime Belge SA	66,098	1,294,542	0.0%
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	314,576	0.0%
	D'ieteren SA	129,060	4,673,200	0.1%
	Deceuninck NV	364,236	904,273	0.0%
#	Econocom Group SA	312,002	2,016,658	0.1%
	Elia System Operator SA	139,387	6,914,341	0.2%

1

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
BELGIUM — (Continued)
#*	Euronav NV	174,847	$1,855,645	0.1%
#	EVS Broadcast Equipment SA	60,843	1,971,932	0.1%
	Exmar NV	170,112	2,377,959	0.1%
*	Floridienne SA	868	77,217	0.0%
	Gimv NV	14,723	668,984	0.0%
*	Hamon & CIE SA	4,508	58,782	0.0%
*	Ion Beam Applications	104,875	1,832,087	0.1%
	Jensen-Group NV	13,482	253,151	0.0%
	Kinepolis Group NV	97,910	3,921,969	0.1%
#	Lotus Bakeries	1,404	1,638,187	0.1%
#*	MDxHealth	135,363	635,876	0.0%
	Melexis NV	99,627	4,549,212	0.1%
*	Mobistar SA	113,212	2,427,558	0.1%
#	NV Bekaert SA	190,167	5,978,451	0.2%
#*	Nyrstar NV	1,669,179	5,633,555	0.2%
*	Option NV	131,335	47,009	0.0%
*	Picanol	29,777	984,082	0.0%
	RealDolmen NV	120	15	0.0%
*	RealDolmen NV/SA	8,137	193,507	0.0%
	Recticel SA	112,905	861,442	0.0%
*	Rentabiliweb Group	18,045	133,255	0.0%
#	Resilux	4,818	638,420	0.0%
#*	RHJ International SA	192,652	1,049,963	0.0%
*	Roularta Media Group NV	10,263	154,401	0.0%
*	Sapec	2,832	100,021	0.0%
	Sioen Industries NV	52,140	736,147	0.0%
	Sipef SA	30,617	2,124,916	0.1%
	TER Beke SA	2,260	169,530	0.0%
#*	Tessenderlo Chemie NV	137,700	3,572,441	0.1%
#*	ThromboGenics NV	164,549	1,446,472	0.0%
	Van de Velde NV	37,238	1,725,570	0.1%
*	Viohalco SA	603,593	1,947,500	0.1%
TOTAL BELGIUM			105,548,709	3.3%

DENMARK — (4.6%)
	ALK-Abello A.S.	29,336	3,308,409	0.1%
*	Alm Brand A.S.	484,611	2,645,625	0.1%
#	Ambu A.S. Class B	29,756	2,102,607	0.1%
	Arkil Holding A.S. Class B	504	69,089	0.0%
*	Atlantic Petroleum P/F	4,328	52,405	0.0%
*	Auriga Industries A.S. Class B	96,829	5,003,238	0.2%
#*	Bang & Olufsen A.S.	173,002	1,342,772	0.1%
	BankNordik P/F	1,753	33,073	0.0%
#*	Bavarian Nordic A.S.	122,864	3,804,503	0.1%
*	BoConcept Holding A.S. Class B	5,365	79,110	0.0%
	Brodrene Hartmann A.S.	13,977	402,586	0.0%
#	D/S Norden A.S.	110,869	2,915,497	0.1%
	Dfds A.S.	21,740	1,842,513	0.1%
	Djurslands Bank A.S.	8,970	304,323	0.0%
	East Asiatic Co., Ltd. A.S.	55,571	500,580	0.0%
	FE Bording A.S.	426	65,384	0.0%
#	FLSmidth & Co. A.S.	229,906	10,423,836	0.3%

2

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
DENMARK — (Continued)
	Fluegger A.S. Class B	4,198	$261,643	0.0%
*	Genmab A.S.	188,213	8,204,501	0.3%
	GN Store Nord A.S.	772,340	17,970,374	0.6%
*	GPV Industri A.S. Series B	2,200	—	0.0%
*	Greentech Energy Systems A.S.	12,775	15,391	0.0%
	Gronlandsbanken A.S.	1,125	117,881	0.0%
	H Lundbeck A.S.	76,174	1,615,297	0.1%
*	H+H International A.S. Class B	32,853	228,615	0.0%
	Harboes Bryggeri A.S. Class B	13,115	184,350	0.0%
	IC Group A.S.	35,956	920,672	0.0%
	Jeudan A.S.	4,800	451,221	0.0%
*	Jyske Bank A.S.	267,531	14,424,929	0.5%
	Lan & Spar Bank	5,150	325,336	0.0%
	NKT Holding A.S.	110,421	5,727,711	0.2%
	Nordjyske Bank A.S.	17,600	382,528	0.0%
	Norresundby Bank A.S.	7,350	371,314	0.0%
	Pandora A.S.	726	61,210	0.0%
*	Parken Sport & Entertainment A.S.	33,556	344,853	0.0%
	PER Aarsleff A.S. Class B	9,177	1,527,396	0.1%
	Ringkjoebing Landbobank A.S.	20,364	3,924,251	0.1%
	Roblon A.S. Class B	2,700	130,122	0.0%
	Rockwool International A.S. Class B	30,614	4,456,793	0.1%
*	Royal UNIBREW	45,850	7,494,794	0.2%
	RTX A.S.	6,100	51,384	0.0%
	Schouw & Co.	74,017	3,279,370	0.1%
	SimCorp A.S.	194,860	5,880,548	0.2%
	Solar A.S. Class B	27,205	1,259,701	0.0%
	Spar Nord Bank A.S.	352,611	3,564,325	0.1%
*	Sydbank A.S.	317,330	10,073,951	0.3%
	Tivoli A.S.	969	487,112	0.0%
*	TK Development A.S.	374,839	549,604	0.0%
*	Topdanmark A.S.	507,925	16,167,201	0.5%
*	Topsil Semiconductor Matls	886,257	68,960	0.0%
*	Torm A.S.	478,524	30,642	0.0%
	United International Enterprises	9,811	1,748,785	0.1%
*	Vestas Wind Systems A.S.	531,291	17,731,821	0.6%
*	Vestjysk Bank A.S.	53,413	101,785	0.0%
#*	Zealand Pharma A.S.	45,987	526,693	0.0%
TOTAL DENMARK			165,558,614	5.3%

FINLAND — (6.0%)
	Afarak Group Oyj	312,075	97,586	0.0%
	Ahlstrom Oyj	48,381	441,805	0.0%
#	Aktia Bank Oyj	48,678	592,232	0.0%
	Alma Media Oyj	277,852	1,090,630	0.0%
#	Amer Sports Oyj	566,687	10,861,464	0.4%
	Apetit Oyj	19,402	347,284	0.0%
	Aspo Oyj	83,365	739,882	0.0%
	Atria Oyj	37,273	329,095	0.0%
	Bank of Aland P.L.C. Class B	22,078	277,598	0.0%
	BasWare Oyj	42,915	2,153,395	0.1%
#*	Biotie Therapies Oyj	955,389	246,477	0.0%

3

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
#	Cargotec Oyj	167,673	$5,061,705	0.2%
	Caverion Corp.	486,401	3,911,641	0.1%
	Citycon Oyj	1,345,638	4,359,750	0.1%
	Comptel Oyj	337,600	262,501	0.0%
#	Cramo Oyj	148,755	2,169,476	0.1%
	Digia Oyj	48,912	187,553	0.0%
	Elektrobit Oyj	265,750	1,143,662	0.0%
	Elisa Oyj	702,558	19,299,483	0.6%
#	F-Secure Oyj	471,472	1,151,522	0.0%
*	Finnair Oyj	427,233	1,334,492	0.0%
*	Finnlines Oyj	124,906	2,363,783	0.1%
	Fiskars Oyj Abp	196,766	5,477,728	0.2%
*	GeoSentric Oyj	244,900	—	0.0%
	HKScan Oyj Class A	127,827	543,701	0.0%
	Huhtamaki Oyj	452,365	11,478,833	0.4%
	Ilkka-Yhtyma Oyj	61,503	164,120	0.0%
#	Kemira Oyj	472,368	6,099,948	0.2%
	Kesko Oyj Class B	315,046	11,948,285	0.4%
#	Konecranes Oyj	245,559	6,881,218	0.2%
#	Lassila & Tikanoja Oyj	160,510	2,961,594	0.1%
*	Lemminkainen Oyj	31,119	461,925	0.0%
	Metsa Board Oyj	1,549,706	6,922,294	0.2%
	Metso Oyj	469,957	15,354,503	0.5%
#	Munksjo Oyj	24,345	229,184	0.0%
#	Neste Oil Oyj	609,759	13,158,259	0.4%
	Nokian Renkaat Oyj	124,115	3,506,308	0.1%
	Okmetic Oyj	61,386	366,485	0.0%
	Olvi Oyj Class A	70,665	2,085,929	0.1%
*	Oriola-KD Oyj Class A	5,045	16,459	0.0%
*	Oriola-KD Oyj Class B	507,715	1,678,922	0.1%
	Orion Oyj Class A	130,940	4,399,572	0.1%
	Orion Oyj Class B	401,178	13,644,702	0.4%
#*	Outokumpu Oyj	841,911	4,779,633	0.2%
#	Outotec Oyj	697,608	4,616,784	0.2%
	PKC Group Oyj	109,715	2,200,494	0.1%
	Ponsse Oy	31,710	481,149	0.0%
#*	Poyry Oyj	194,637	781,784	0.0%
	Raisio Oyj Class V	541,284	2,700,055	0.1%
	Ramirent Oyj	324,161	2,587,183	0.1%
	Rapala VMC Oyj	113,258	731,978	0.0%
	Revenio Group Oyj	9,732	166,338	0.0%
	Saga Furs Oyj	11,324	357,076	0.0%
#	Sanoma Oyj	359,150	2,066,659	0.1%
	SRV Group Oyj	9,181	40,715	0.0%
	Stockmann Oyj Abp(5462371)	43,914	484,810	0.0%
#	Stockmann Oyj Abp(5462393)	139,051	1,540,392	0.1%
	Technopolis Oyj	421,257	2,141,522	0.1%
	Teleste Oyj	53,559	345,527	0.0%
	Tieto Oyj	305,721	7,751,272	0.3%
	Tikkurila Oyj	175,018	3,614,319	0.1%
	Uponor Oyj	249,785	3,320,208	0.1%
	Vacon Oyj	94,389	3,999,516	0.1%
4

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FINLAND — (Continued)
	Vaisala Oyj Class A	42,946	$1,210,111	0.0%
	Viking Line Abp	10,366	178,265	0.0%
#	YIT Oyj	500,865	3,350,763	0.1%
TOTAL FINLAND			215,249,538	6.8%

FRANCE — (10.4%)
	ABC Arbitrage	23,342	140,697	0.0%
	Actia Group	7,463	44,525	0.0%
#*	Air France-KLM	722,730	6,105,703	0.2%
#	Akka Technologies SA	37,835	1,237,228	0.1%
	Albioma SA	101,173	2,194,455	0.1%
*	Alcatel-Lucent	1,635,580	4,997,151	0.2%
	Altamir	81,618	1,023,388	0.0%
	Alten SA	100,640	4,304,684	0.1%
	Altran Technologies SA	694,315	6,821,242	0.2%
	April	76,998	1,152,836	0.0%
#*	Archos	68,116	179,114	0.0%
#	Arkema SA	83,167	5,133,228	0.2%
	Assystem	65,144	1,315,439	0.1%
#	Aubay	15,189	180,500	0.0%
	Audika Groupe	22,298	328,198	0.0%
	Aurea SA	2,850	18,328	0.0%
#	Axway Software SA	29,721	621,208	0.0%
	Bastide le Confort Medical	1,571	29,871	0.0%
#*	Beneteau SA	184,191	2,725,900	0.1%
#	Bigben Interactive	36,286	236,027	0.0%
	BioMerieux	52,366	5,522,662	0.2%
	Boiron SA	30,876	2,748,736	0.1%
	Bonduelle S.C.A.	77,754	1,958,187	0.1%
#	Bongrain SA	34,266	2,330,078	0.1%
	Burelle SA	3,866	2,638,927	0.1%
#	Catering International Services	2,404	53,011	0.0%
*	Cegedim SA	21,475	689,437	0.0%
	Cegid Group	23,381	860,562	0.0%
#*	CGG SA	455,425	2,631,189	0.1%
#*	Chargeurs SA	92,587	555,169	0.0%
*	Cie des Alpes	22,959	445,866	0.0%
	Cie Industrielle et Financiere D'Entreprises	1,074	76,868	0.0%
*	Club Mediterranee SA	107,104	3,017,526	0.1%
	Derichebourg SA	548,515	1,376,810	0.1%
#	Devoteam SA	27,431	439,404	0.0%
	Eiffage SA	107,799	5,730,912	0.2%
	Electricite de Strasbourg SA	21,886	2,870,514	0.1%
#*	Eramet	11,047	1,026,398	0.0%
#*	Esso SA Francaise	12,119	469,057	0.0%
*	Etablissements Maurel et Prom	429,214	5,130,013	0.2%
	Euler Hermes Group	49,555	4,854,370	0.2%
#*	Euro Disney SCA	61,975	233,589	0.0%
	Eurofins Scientific SE	41,429	10,479,085	0.3%
#	Exel Industries Class A	10,680	605,042	0.0%
	Faiveley Transport SA	35,342	2,125,417	0.1%
	Faurecia	267,798	8,674,532	0.3%

5

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Fimalac	31,490	$2,112,489	0.1%
#	Fleury Michon SA	6,164	355,892	0.0%
*	GameLoft SE	315,552	1,619,960	0.1%
	Gaumont SA	13,980	695,230	0.0%
	GEA	2,433	218,165	0.0%
#*	GECI International	59,392	—	0.0%
	Gevelot SA	3,584	462,891	0.0%
#	GL Events	48,302	965,379	0.0%
	Groupe Crit	24,255	1,243,086	0.1%
	Groupe Eurotunnel SA	425,966	5,383,888	0.2%
	Groupe Flo	35,997	127,330	0.0%
*	Groupe Fnac	20,234	852,025	0.0%
#	Groupe Gorge	16,780	387,479	0.0%
*	Groupe Open	27,590	303,149	0.0%
	Guerbet	28,178	1,310,552	0.1%
	Haulotte Group SA	65,672	993,123	0.0%
	Havas SA	1,325,494	10,721,569	0.4%
#*	Hi-Media SA	243,923	776,766	0.0%
#	Ingenico	171,744	17,109,701	0.6%
#	Interparfums SA	38,693	929,339	0.0%
	Ipsen SA	152,411	7,491,691	0.3%
	IPSOS	159,746	4,142,947	0.1%
	Jacquet Metal Service	62,117	1,060,079	0.0%
	Korian-Medica	167,561	6,052,815	0.2%
	Lagardere SCA	585,070	14,238,458	0.5%
	Lanson-BCC	9,093	380,240	0.0%
	Laurent-Perrier	12,792	1,025,735	0.0%
*	Le Noble Age	5,357	130,213	0.0%
	Lectra	96,619	953,429	0.0%
	Linedata Services	1,714	49,215	0.0%
	LISI	86,765	2,176,969	0.1%
	Maisons France Confort SA	15,817	536,452	0.0%
*	Manitou BF SA	48,911	680,535	0.0%
	Manutan International	14,553	703,155	0.0%
*	Mauna Kea Technologies	12,360	101,839	0.0%
	Mersen	72,883	1,753,542	0.1%
*	METabolic EXplorer SA	56,724	224,926	0.0%
	Metropole Television SA	236,930	4,100,236	0.1%
	MGI Coutier	44,418	658,470	0.0%
#	Montupet	33,190	2,575,982	0.1%
	Mr Bricolage	30,731	559,869	0.0%
#	Naturex	30,079	2,093,416	0.1%
#	Neopost SA	171,272	11,886,247	0.4%
#*	Nexans SA	139,042	4,236,689	0.1%
	Nexity SA	115,696	4,153,725	0.1%
	NextRadioTV	14,562	435,751	0.0%
	Norbert Dentressangle SA	20,989	3,067,895	0.1%
*	NRJ Group	72,524	628,995	0.0%
#*	Onxeo	40,495	340,896	0.0%
#*	Orco Property Group SA	167,788	77,948	0.0%
	Orpea	167,069	10,193,263	0.3%
#	Paris Orleans SA	3,127	68,202	0.0%

6

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
*	Parrot SA	38,572	$731,745	0.0%
*	Peugeot SA	449,441	5,341,390	0.2%
#*	Pierre & Vacances SA	26,355	655,263	0.0%
	Plastic Omnium SA	324,906	7,399,717	0.2%
	PSB Industries SA	8,438	371,141	0.0%
	Rallye SA	109,998	4,263,137	0.1%
#*	Recylex SA	83,164	196,992	0.0%
	Remy Cointreau SA	4	285	0.0%
	Robertet SA	3,167	655,243	0.0%
#	Rubis SCA	167,944	9,881,781	0.3%
	Saft Groupe SA	142,312	4,233,177	0.1%
	Samse SA	8,342	1,132,133	0.0%
	Sartorius Stedim Biotech	11,142	2,031,034	0.1%
	SEB SA	94,711	7,750,150	0.3%
	Seche Environnement SA	9,167	269,492	0.0%
*	Securidev SA	2,500	116,363	0.0%
#*	Sequana SA	88,039	261,654	0.0%
	Societe d'Edition de Canal +	273,424	2,031,217	0.1%
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	46,150	2,581,155	0.1%
#	Societe Internationale de Plantations d'Heveas SA	7,778	323,683	0.0%
	Societe Marseillaise du Tunnel Prado-Carenage SA	3,434	130,110	0.0%
	Societe pour l'Informatique Industrielle	40,908	348,687	0.0%
	Societe Television Francaise 1	574,842	8,570,051	0.3%
#*	SOITEC	1,185,978	2,951,076	0.1%
#*	Solocal Group	3,535,700	2,172,430	0.1%
#	Somfy SA	21,738	6,370,851	0.2%
	Sopra Group SA	57,580	4,316,148	0.2%
#*	Spir Communication SA	4,687	67,507	0.0%
	Stallergenes SA	3,053	191,379	0.0%
#*	Ste Industrielle d'Aviation Latecoere SA	37,780	452,202	0.0%
#	Stef SA	29,121	1,660,462	0.1%
#*	Store Electronic	12,202	188,934	0.0%
	Sword Group	30,562	710,920	0.0%
	Synergie SA	72,705	1,667,215	0.1%
*	Technicolor SA	1,236,609	7,300,958	0.2%
	Teleperformance	289,816	18,262,629	0.6%
	Tessi SA	7,038	695,112	0.0%
	TFF Group	5,013	379,391	0.0%
#*	Theolia SA	281,335	236,211	0.0%
	Thermador Groupe	11,363	1,059,872	0.0%
	Total Gabon	1,324	586,917	0.0%
	Touax SA	4,773	84,923	0.0%
*	Trigano SA	44,946	910,306	0.0%
*	UBISOFT Entertainment	471,492	8,536,532	0.3%
	Union Financiere de France BQE SA	16,679	459,897	0.0%
#*	Valneva SE	139,354	768,660	0.0%
	Vetoquinol SA	11,920	537,375	0.0%
	Vicat	59,033	4,037,214	0.1%
	VIEL & Cie SA	158,130	376,200	0.0%
#	Vilmorin & Cie SA	22,738	2,282,533	0.1%
	Virbac SA	17,838	3,985,949	0.1%
	VM Materiaux SA	6,914	206,056	0.0%

7

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
FRANCE — (Continued)
	Vranken-Pommery Monopole SA	18,881	$569,815	0.0%
TOTAL FRANCE			370,982,194	11.8%

GERMANY — (13.1%)
*	AAP Implantate AG	1,361	4,153	0.0%
	Aareal Bank AG	423,110	18,179,030	0.6%
	Adler Modemaerkte AG	43,274	647,363	0.0%
*	ADVA Optical Networking SE	189,709	681,131	0.0%
#*	Air Berlin P.L.C.	167,708	248,125	0.0%
#*	Aixtron SE	409,853	5,000,798	0.2%
*	Aligna AG	318,087	—	0.0%
	All for One Steeb AG	252	8,760	0.0%
	Allgeier SE	26,582	473,802	0.0%
	Amadeus Fire AG	25,995	1,845,041	0.1%
*	Analytik Jena AG	5,992	106,815	0.0%
*	AS Creation Tapeten	7,109	245,109	0.0%
	Aurubis AG	166,425	8,687,788	0.3%
#	Balda AG	127,634	438,775	0.0%
	Basler AG	1,972	98,517	0.0%
#*	Bauer AG	49,656	769,720	0.0%
	BayWa AG(5838057)	60,753	2,406,520	0.1%
	BayWa AG(5838068)	124	5,053	0.0%
	Bechtle AG	75,407	5,874,774	0.2%
	Bertrandt AG	24,357	3,188,337	0.1%
	Bijou Brigitte AG	19,384	1,336,789	0.0%
#	Bilfinger SE	75,691	4,894,926	0.2%
#	Biotest AG	20,784	2,059,963	0.1%
*	BKN International AG	33,408	—	0.0%
	Borussia Dortmund GmbH & Co. KGaA(4627193)	311,205	1,648,127	0.1%
*	Borussia Dortmund GmbH & Co. KGaA(BQ8P020)	99,740	524,955	0.0%
#	CANCOM SE	77,099	3,164,605	0.1%
	Carl Zeiss Meditec AG	116,969	3,147,289	0.1%
#	CAT Oil AG	111,403	2,122,012	0.1%
	Celesio AG	212,397	7,007,365	0.2%
	CENIT AG	37,908	527,004	0.0%
	CENTROTEC Sustainable AG	43,285	701,053	0.0%
	Cewe Stiftung & Co. KGAA	28,461	1,873,183	0.1%
	Comdirect Bank AG	179,407	1,815,149	0.1%
	CompuGroup Medical AG	69,315	1,591,066	0.1%
*	Constantin Medien AG	351,622	527,167	0.0%
#	CropEnergies AG	111,540	552,854	0.0%
	CTS Eventim AG & Co., KGaA	212,200	5,607,087	0.2%
#*	DAB Bank AG	130,043	766,091	0.0%
	Data Modul AG	11,455	259,185	0.0%
	DEAG Deutsche Entertainment AG	3,177	23,496	0.0%
#	Delticom AG	25,992	542,729	0.0%
*	Deufol SE	46,570	45,521	0.0%
#	Deutsche Beteiligungs AG	29,148	799,010	0.0%
	Deutsche Wohnen AG	885,948	19,997,303	0.6%
	Deutz AG	440,031	1,982,281	0.1%
*	Dialog Semiconductor P.L.C.	315,500	10,894,785	0.4%
	DIC Asset AG	13,115	110,591	0.0%

8

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
	DMG Mori Seiki AG	308,295	$7,893,799	0.3%
	Dr Hoenle AG	21,610	460,527	0.0%
	Draegerwerk AG & Co. KGaA	6,384	529,857	0.0%
	Drillisch AG	228,312	7,951,875	0.3%
	Duerr AG	123,784	8,695,107	0.3%
	Eckert & Ziegler AG	17,884	535,479	0.0%
	Elmos Semiconductor AG	49,157	879,965	0.0%
	ElringKlinger AG	151,212	4,625,261	0.2%
	Erlus AG	2,970	171,317	0.0%
#*	Euromicron AG	33,718	558,437	0.0%
#*	Evotec AG	1,140,613	4,192,358	0.1%
	Fielmann AG	72,832	4,752,690	0.2%
#*	First Sensor AG	19,888	250,529	0.0%
	Francotyp-Postalia Holding AG Class A	53,729	275,204	0.0%
	Freenet AG	631,511	16,569,366	0.5%
	Fuchs Petrolub SE	173,842	6,397,655	0.2%
*	GAGFAH SA	281,532	5,264,938	0.2%
	Gerresheimer AG	154,331	8,587,271	0.3%
	Gerry Weber International AG	109,422	4,401,177	0.1%
	Gesco AG	14,980	1,323,789	0.0%
	GFK SE	72,900	3,018,149	0.1%
	GFT Technologies AG	81,255	1,125,415	0.0%
	Grammer AG	62,474	2,289,199	0.1%
	Grenkeleasing AG	32,703	3,253,700	0.1%
#*	H&R AG	50,783	435,038	0.0%
#	Hamburger Hafen und Logistik AG	87,488	1,917,520	0.1%
*	Hansa Group AG	115,149	38,311	0.0%
#	Hawesko Holding AG	20,532	951,337	0.0%
#*	Heidelberger Druckmaschinen AG	1,325,208	3,384,719	0.1%
	Highlight Communications AG	98,062	392,906	0.0%
	Homag Group AG	28,046	988,264	0.0%
	Hornbach Baumarkt AG	1,879	66,922	0.0%
	Indus Holding AG	110,159	5,063,808	0.2%
#	Init Innovation In Traffic Systems AG	19,649	476,451	0.0%
#*	Intershop Communications AG	62,598	98,122	0.0%
	Isra Vision AG	15,171	903,806	0.0%
	Jenoptik AG	223,167	2,556,733	0.1%
*	Joyou AG	18,024	223,743	0.0%
	K+S AG	46,883	1,313,884	0.0%
*	Kampa AG	7,101	125	0.0%
*	Kloeckner & Co. SE	520,355	6,112,618	0.2%
*	Koenig & Bauer AG	27,098	343,204	0.0%
*	Kontron AG	247,150	1,431,187	0.0%
	Krones AG	72,618	6,966,980	0.2%
	KSB AG	3,584	1,931,880	0.1%
#	KUKA AG	137,507	8,666,209	0.3%
	KWS Saat AG	16,490	5,378,349	0.2%
	Leifheit AG	12,500	655,039	0.0%
	Leoni AG	160,708	9,231,617	0.3%
#	LPKF Laser & Electronics AG	116,440	1,492,874	0.1%
#*	Manz AG	14,219	1,162,189	0.0%
*	MasterFlex SE	19,347	161,770	0.0%

9

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
*	Mediclin AG	119,554	$561,129	0.0%
#*	Medigene AG	30,647	155,302	0.0%
	MLP AG	219,096	1,114,480	0.0%
#	Mobotix AG	13,963	180,435	0.0%
*	Morphosys AG	1,746	165,385	0.0%
	MTU Aero Engines AG	248,035	21,753,942	0.7%
#	Muehlbauer Holding AG	14,905	316,014	0.0%
	MVV Energie AG	110,045	3,308,711	0.1%
	Nemetschek AG	25,985	2,589,998	0.1%
	Nexus AG	42,453	650,634	0.0%
*	Nordex SE	301,573	5,111,825	0.2%
	Norma Group SE	155,621	7,294,579	0.2%
	OHB AG	35,659	889,977	0.0%
*	Osram Licht AG	146,342	5,140,838	0.2%
*	Patrizia Immobilien AG	190,180	2,571,163	0.1%
#	Pfeiffer Vacuum Technology AG	49,303	3,839,457	0.1%
#	PNE Wind AG	380,000	1,073,730	0.0%
	Progress-Werk Oberkirch AG	7,828	419,049	0.0%
#*	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,155	392,204	0.0%
	Puma SE	9,029	1,897,135	0.1%
*	PVA TePla AG	46,019	111,678	0.0%
*	QIAGEN NV	223,848	5,260,749	0.2%
#	QSC AG	484,191	936,534	0.0%
#	R Stahl AG	15,459	766,207	0.0%
	Rational AG	12,336	3,865,910	0.1%
	Rheinmetall AG	195,657	8,430,191	0.3%
	Rhoen Klinikum AG	500,406	14,899,557	0.5%
#	RIB Software AG	79,686	1,071,152	0.0%
	SAF-Holland SA	238,735	2,991,416	0.1%
#	Salzgitter AG	192,504	5,813,407	0.2%
	Schaltbau Holding AG	25,809	1,585,557	0.1%
#	Sektkellerei Schloss Wachenheim AG	7,479	129,296	0.0%
*	SER Systems AG	9,400	—	0.0%
#*	SGL Carbon SE	293,612	4,551,021	0.1%
	SHW AG	21,746	993,185	0.0%
#*	Singulus Technologies AG	241,327	176,915	0.0%
	Sinner AG	1,089	17,740	0.0%
	Sixt SE	81,198	2,626,783	0.1%
#*	SKW Stahl-Metallurgie Holding AG	28,224	145,794	0.0%
#*	SMA Solar Technology AG	54,199	1,349,620	0.0%
#	SMT Scharf AG	18,717	349,369	0.0%
#	Softing AG	22,308	408,883	0.0%
	Software AG	318,618	8,024,260	0.3%
#*	Solarworld AG	774	13,911	0.0%
	Stada Arzneimittel AG	298,237	11,491,332	0.4%
	STRATEC Biomedical AG	16,074	851,749	0.0%
	Stroeer Media S.E.	114,489	2,612,559	0.1%
#	Suedzucker AG	262,563	3,655,931	0.1%
#	Surteco SE	3,550	108,410	0.0%
*	Suss Microtec AG	92,598	547,833	0.0%
	Symrise AG	114,117	6,433,836	0.2%
	Syzygy AG	30,656	234,829	0.0%

10

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
GERMANY — (Continued)
#	TAG Immobilien AG	455,809	$5,338,710	0.2%
	Takkt AG	135,078	2,106,701	0.1%
	Technotrans AG	29,535	314,903	0.0%
	Telegate AG	9,259	40,741	0.0%
#	Tipp24 SE	30,567	1,470,931	0.1%
*	Tom Tailor Holding AG	93,383	1,309,169	0.0%
#	Tomorrow Focus AG	118,269	489,613	0.0%
	TUI AG	883,403	13,528,431	0.4%
	UMS United Medical Systems International AG	3,304	39,333	0.0%
	USU Software AG	3,377	55,519	0.0%
*	VBH Holding AG	9,415	28,936	0.0%
*	VERBIO Vereinigte BioEnergie AG	796	1,462	0.0%
#	Vossloh AG	39,352	2,266,734	0.1%
	VTG AG	50,521	1,021,561	0.0%
#	Wacker Chemie AG	12,207	1,479,232	0.1%
	Wacker Neuson SE	90,520	1,761,404	0.1%
	Washtec AG	5,625	86,798	0.0%
	Wincor Nixdorf AG	143,454	6,597,484	0.2%
	XING AG	11,211	1,190,707	0.0%
TOTAL GERMANY			468,789,836	14.9%

GREECE — (0.0%)
*	Alfa Alfa Energy SA	3,810	—	0.0%
*	Alysida SA	2,376	—	0.0%
*	Atlantic Supermarkets SA	34,730	—	0.0%
*	Babis Vovos International Construction SA	21,073	—	0.0%
*	Balafas SA	15,200	—	0.0%
*	Bank of Cyprus PCL	4,342,301	—	0.0%
*	Elektroniki Athinon SA	7,497	846	0.0%
*	Etma Rayon SA	11,242	—	0.0%
*	Informatics SA	3,778	—	0.0%
*	Ipirotiki Software & Publications SA	22,110	—	0.0%
*	Lan-Net SA	12,688	—	0.0%
*	Neorion Holdings SA	14,991	—	0.0%
*	Promota Hellas SA	8,860	—	0.0%
*	T Bank SA	228,007	—	0.0%
*	Themeliodomi SA	37,422	—	0.0%
TOTAL GREECE			846	0.0%

IRELAND — (1.9%)
	Aer Lingus Group P.L.C.	752,359	1,352,905	0.0%
	C&C Group P.L.C.(B010DT8)	399,607	1,791,224	0.1%
	C&C Group P.L.C.(B011Y09)	1,096,205	4,883,032	0.2%
	Dragon Oil P.L.C.	953,523	8,241,830	0.3%
	FBD Holdings P.L.C.	125,728	2,080,480	0.1%
	Glanbia P.L.C.(0066950)	700,613	9,921,252	0.3%
	Glanbia P.L.C.(4058629)	86,722	1,225,059	0.0%
	IFG Group P.L.C.	312,257	599,587	0.0%
*	Independent News & Media P.L.C.	806,194	141,502	0.0%
	Irish Continental Group P.L.C.(BLP5857)	350,018	1,222,995	0.0%
	Irish Continental Group P.L.C.(BLP59W1)	234,200	816,001	0.0%
*	Kenmare Resources P.L.C.	4,546,361	501,713	0.0%

11

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
IRELAND — (Continued)
	Kingspan Group P.L.C.	600,070	$9,392,960	0.3%
	Paddy Power P.L.C.(4828974)	12,708	927,514	0.0%
	Paddy Power P.L.C.(0258810)	175,221	12,788,109	0.4%
	Smurfit Kappa Group P.L.C.	564,905	11,671,917	0.4%
TOTAL IRELAND			67,558,080	2.1%

ISRAEL — (2.3%)
#*	Africa Israel Investments, Ltd.	624,375	1,003,941	0.0%
	Africa Israel Properties, Ltd.	63,473	914,244	0.0%
	Africa Israel Residences, Ltd.	594	8,302	0.0%
*	Airport City, Ltd.	160,481	1,467,592	0.1%
*	AL-ROV Israel, Ltd.	18,725	548,706	0.0%
	Albaad Massuot Yitzhak, Ltd.	370	5,304	0.0%
*	Allot Communications, Ltd.	84,289	954,130	0.0%
#*	Alon Blue Square Israel, Ltd.	76,012	208,606	0.0%
*	Alrov Properties and Lodgings, Ltd.	12,098	243,883	0.0%
	Amot Investments, Ltd.	384,701	1,215,855	0.0%
	Arad, Ltd.	1,053	8,841	0.0%
#*	AudioCodes, Ltd.	169,225	791,490	0.0%
#	Avgol Industries 1953, Ltd.	420,938	353,720	0.0%
*	Azorim-Investment Development & Construction Co., Ltd.	380,820	297,825	0.0%
	Bayside Land Corp.	2,774	739,077	0.0%
	Big Shopping Centers 2004, Ltd.	9,475	385,329	0.0%
*	BioLine RX, Ltd.	596,298	80,159	0.0%
	Blue Square Real Estate, Ltd.	5,096	172,082	0.0%
#*	Brainsway, Ltd.	40,895	356,524	0.0%
#	Cellcom Israel, Ltd.	248,839	2,557,443	0.1%
*	Ceragon Networks, Ltd.	95,438	143,491	0.0%
#*	Clal Biotechnology Industries, Ltd.	174,162	181,407	0.0%
*	Clal Insurance Enterprises Holdings, Ltd.	88,615	1,407,864	0.1%
*	Cohen Development & Industrial Buildings, Ltd.	2,564	83,650	0.0%
#*	Compugen, Ltd.	154,700	1,155,380	0.0%
	Delek Automotive Systems, Ltd.	151,345	1,513,048	0.1%
	Delta-Galil Industries, Ltd.	47,407	1,256,467	0.0%
	Direct Insurance Financial Investments, Ltd.	47,508	305,942	0.0%
*	El Al Israel Airlines	77,144	10,758	0.0%
	Elbit Systems, Ltd.	75,608	4,598,859	0.2%
*	Electra Real Estate, Ltd.	6,881	12,154	0.0%
	Electra, Ltd.	8,082	1,039,086	0.0%
#	Elron Electronic Industries, Ltd.	62,094	281,334	0.0%
*	Equital, Ltd.	3,197	57,868	0.0%
#*	Evogene, Ltd.	66,262	755,583	0.0%
#*	EZchip Semiconductor, Ltd.	134,706	2,782,920	0.1%
	First International Bank Of Israel, Ltd.	98,118	1,381,776	0.1%
	FMS Enterprises Migun, Ltd.	10,227	149,218	0.0%
	Formula Systems 1985, Ltd.	38,789	976,128	0.0%
	Fox Wizel, Ltd.	17,805	415,291	0.0%
	Frutarom Industries, Ltd.	174,875	4,425,186	0.1%
#*	Gilat Satellite Networks, Ltd.	108,541	543,576	0.0%
	Golf & Co., Ltd.	74,605	235,008	0.0%
#*	Hadera Paper, Ltd.	10,176	340,215	0.0%
	Harel Insurance Investments & Financial Services, Ltd.	476,409	2,406,326	0.1%

12

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ISRAEL — (Continued)
#	Industrial Buildings Corp., Ltd.	368,990	$606,431	0.0%
*	Israel Discount Bank, Ltd. Class A	2,805,708	4,525,097	0.2%
	Israel Land Development Co., Ltd. (The)	22,310	92,426	0.0%
	Ituran Location and Control, Ltd.	87,477	1,782,521	0.1%
*	Jerusalem Oil Exploration	42,458	1,711,529	0.1%
#*	Kamada, Ltd.	123,192	511,428	0.0%
	Kerur Holdings, Ltd.	2,133	35,327	0.0%
	Maabarot Products, Ltd.	21,999	255,281	0.0%
	Magic Software Enterprises, Ltd.	87,066	593,834	0.0%
	Matrix IT, Ltd.	182,457	942,142	0.0%
	Maytronics, Ltd.	6,672	13,438	0.0%
#*	Mazor Robotics, Ltd.	161,210	933,332	0.0%
	Meitav DS Investments, Ltd.	38,130	129,727	0.0%
	Melisron, Ltd.	52,829	1,412,829	0.1%
	Menorah Mivtachim Holdings, Ltd.	120,564	1,299,466	0.1%
	Migdal Insurance & Financial Holding, Ltd.	1,213,664	1,657,047	0.1%
#	Mivtach Shamir Holdings, Ltd.	23,312	655,565	0.0%
*	Naphtha Israel Petroleum Corp., Ltd.	163,755	1,092,867	0.0%
	Neto ME Holdings, Ltd.	5,411	262,097	0.0%
#*	Nitsba Holdings 1995, Ltd.	130,717	1,917,926	0.1%
*	Nova Measuring Instruments, Ltd.	111,008	1,105,422	0.0%
*	Oil Refineries, Ltd.	4,941,609	1,612,997	0.1%
	Ormat Industries	293,852	2,022,219	0.1%
	Osem Investments, Ltd.	66,069	1,270,870	0.0%
#*	Partner Communications Co., Ltd.	392,298	2,624,607	0.1%
	Paz Oil Co., Ltd.	20,326	2,872,737	0.1%
*	Perion Network, Ltd.	16,455	89,262	0.0%
	Phoenix Holdings, Ltd. (The)	279,438	819,119	0.0%
	Plasson Industries, Ltd.	13,941	524,508	0.0%
#	Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	33,735	1,526,307	0.1%
*	Sapiens International Corp. NV	70,814	533,087	0.0%
	Shikun & Binui, Ltd.	942,924	2,177,327	0.1%
#	Shufersal, Ltd.	381,641	943,566	0.0%
*	Space Communication, Ltd.	17,611	241,720	0.0%
	Strauss Group, Ltd.	128,977	2,096,789	0.1%
*	Summit Real Estate Holdings, Ltd.	6,712	25,497	0.0%
#*	Tower Semiconductor, Ltd.	143,300	1,435,267	0.1%
*	Union Bank of Israel	130,630	502,400	0.0%
TOTAL ISRAEL			81,625,599	2.6%

ITALY — (8.6%)
#*	A.S. Roma SpA	315,805	249,938	0.0%
	A2A SpA	4,899,631	4,912,985	0.2%
	ACEA SpA	280,731	3,434,689	0.1%
#*	Aeffe SpA	173,426	443,875	0.0%
	Aeroporto di Venezia Marco Polo SpA - SAVE	75,847	1,221,920	0.0%
#	Alerion Cleanpower SpA	95,190	329,754	0.0%
	Amplifon SpA	357,200	2,091,224	0.1%
	Ansaldo STS SpA	547,698	6,291,723	0.2%
#*	Arnoldo Mondadori Editore SpA	521,400	429,988	0.0%
	Ascopiave SpA	338,443	793,023	0.0%
#	Astaldi SpA	258,925	1,811,345	0.1%

13

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	Atlantia SpA	99,543	$2,350,937	0.1%
*	Autogrill SpA	557,135	3,775,956	0.1%
	Azimut Holding SpA	526,953	12,333,896	0.4%
#*	Banca Carige SpA	14,916,408	1,251,893	0.0%
#	Banca Finnat Euramerica SpA	637,043	346,996	0.0%
	Banca Generali SpA	251,146	6,663,600	0.2%
	Banca IFIS SpA	102,347	1,802,541	0.1%
*	Banca Monte dei Paschi di Siena SpA	3,737,938	2,859,937	0.1%
*	Banca Popolare dell'Emilia Romagna SC	2,452,950	18,717,677	0.6%
#*	Banca Popolare dell'Etruria e del Lazio	1,093,905	690,795	0.0%
*	Banca Popolare di Milano Scarl	21,335,561	16,081,112	0.5%
#	Banca Popolare di Sondrio SCARL	1,778,650	7,138,525	0.2%
#	Banca Profilo SpA	964,900	394,009	0.0%
	Banco di Desio e della Brianza SpA	232,296	732,677	0.0%
#*	Banco Popolare SC	671,351	9,752,191	0.3%
*	BasicNet SpA	128,628	377,272	0.0%
#*	Beghelli SpA	403,187	198,026	0.0%
	Biesse SpA	54,004	518,971	0.0%
	Brembo SpA	162,145	5,376,954	0.2%
#*	Brioschi Sviluppo Immobiliare SpA	174,780	20,189	0.0%
#	Brunello Cucinelli SpA	69,029	1,398,686	0.1%
	Buzzi Unicem SpA	345,786	4,678,813	0.2%
	Cairo Communication SpA	113,404	762,290	0.0%
*	Caltagirone Editore SpA	6,277	7,988	0.0%
#*	Carraro SpA	113,633	247,837	0.0%
	Cembre SpA	40,330	509,030	0.0%
	Cementir Holding SpA	336,239	2,020,310	0.1%
*	CIR-Compagnie Industriali Riunite SpA	1,837,842	1,843,247	0.1%
	Credito Emiliano SpA	376,390	2,900,321	0.1%
#*	Credito Valtellinese SC	4,865,429	5,038,008	0.2%
#	d'Amico International Shipping SA	491,250	222,597	0.0%
	Danieli & C Officine Meccaniche SpA	58,967	1,375,829	0.1%
	Datalogic SpA	101,899	1,173,377	0.0%
	Davide Campari-Milano SpA	1,340,652	9,641,396	0.3%
	De' Longhi	275,556	5,392,846	0.2%
*	DeA Capital SpA	241,155	443,622	0.0%
*	Delclima	238,104	441,441	0.0%
#	DiaSorin SpA	93,702	3,614,797	0.1%
#*	Ei Towers SpA	52,591	2,637,289	0.1%
	El.En. SpA	4,602	129,308	0.0%
	Elica SpA	4,665	9,347	0.0%
	Engineering SpA	22,036	1,065,735	0.0%
	ERG SpA	245,365	2,813,514	0.1%
	Esprinet SpA	145,673	1,203,825	0.0%
*	Eurotech SpA	122,818	239,005	0.0%
	Falck Renewables SpA	518,528	657,247	0.0%
*	Finmeccanica SpA	1,840,364	16,630,273	0.5%
	FNM SpA	571,781	414,096	0.0%
	Gas Plus SpA	14,596	67,300	0.0%
#*	Geox SpA	385,336	1,179,371	0.0%
#*	Gruppo Editoriale L'Espresso SpA	670,242	717,212	0.0%
#	Gruppo MutuiOnline SpA	51,809	306,611	0.0%

14

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
	GTECH SpA	296,888	$6,919,554	0.2%
	Hera SpA	2,996,036	7,890,019	0.3%
*	IMMSI SpA	743,533	457,254	0.0%
#*	Indesit Co. SpA	185,473	2,551,118	0.1%
	Industria Macchine Automatiche SpA	58,626	2,298,558	0.1%
*	Intek Group SpA	1,654,192	713,232	0.0%
	Interpump Group SpA	317,190	4,136,598	0.1%
	Iren SpA	2,106,404	2,547,134	0.1%
#	Italcementi SpA	653,825	3,744,575	0.1%
	Italmobiliare SpA	46,873	1,114,472	0.0%
#*	Juventus Football Club SpA	1,920,486	532,126	0.0%
	La Doria SpA	25,763	198,499	0.0%
#*	Landi Renzo SpA	203,171	252,144	0.0%
#*	Maire Tecnimont SpA	512,867	1,094,148	0.0%
	MARR SpA	157,876	2,517,613	0.1%
*	Mediaset SpA	2,510,800	8,410,934	0.3%
	Nice SpA	43,840	149,269	0.0%
#*	Piaggio & C SpA	794,080	2,220,497	0.1%
*	Prelios SpA	33,073	10,853	0.0%
#*	Prima Industrie SpA	12,247	198,410	0.0%
	Prysmian SpA	930,455	16,125,875	0.5%
#*	RCS MediaGroup SpA	264,605	279,137	0.0%
	Recordati SpA	428,895	7,421,036	0.2%
#*	Reno de Medici SpA	330,009	115,233	0.0%
	Reply SpA	20,891	1,541,578	0.1%
#*	Retelit SpA	530,560	393,406	0.0%
*	Richard-Ginori 1735 SpA	8,489	—	0.0%
	Sabaf SpA	24,109	390,175	0.0%
#	SAES Getters SpA	30,068	227,701	0.0%
#*	Safilo Group SpA	149,871	2,032,043	0.1%
*	Salini Impregilo SpA	464,559	1,283,768	0.0%
#	Salvatore Ferragamo SpA	200,318	4,739,550	0.2%
#*	Saras SpA	1,029,394	1,050,657	0.0%
	Servizi Italia SpA	34,833	181,179	0.0%
#*	Snai SpA	117,457	183,989	0.0%
#	Societa Cattolica di Assicurazioni SCRL	197,763	3,062,932	0.1%
	Societa Iniziative Autostradali e Servizi SpA	251,980	2,524,772	0.1%
#*	Sogefi SpA	220,168	573,069	0.0%
	SOL SpA	166,511	1,333,874	0.0%
*	Sorin SpA	1,247,455	2,791,202	0.1%
	Tamburi Investment Partners SpA	37,478	119,061	0.0%
#*	Telecom Italia Media SpA	20,639	24,581	0.0%
#*	Tiscali SpA	4,911,522	260,074	0.0%
#	Tod's SpA	52,657	4,858,178	0.2%
#	Trevi Finanziaria Industriale SpA	154,707	556,323	0.0%
#	TXT e-solutions SpA	17,994	177,942	0.0%
*	Uni Land SpA	51,835	—	0.0%
	Unione di Banche Italiane SCPA	632,478	4,967,161	0.2%
	Unipol Gruppo Finanziario SpA	970,174	4,693,248	0.2%
	UnipolSai SpA	1,778,257	4,781,266	0.2%
	Vianini Lavori SpA	175,180	1,061,708	0.0%
	Vittoria Assicurazioni SpA	121,346	1,338,117	0.1%

15

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
ITALY — (Continued)
#*	World Duty Free SpA	553,509	$4,699,732	0.2%
#*	Yoox SpA	183,930	3,400,798	0.1%
	Zignago Vetro SpA	147,723	1,017,693	0.0%
TOTAL ITALY			309,341,251	9.8%

NETHERLANDS — (5.2%)
	Aalberts Industries NV	507,343	13,523,613	0.4%
	Accell Group	111,594	1,780,428	0.1%
*	AFC Ajax NV	18,134	210,142	0.0%
#*	AMG Advanced Metallurgical Group NV	160,659	1,326,767	0.0%
	Amsterdam Commodities NV	86,709	1,948,588	0.1%
#*	APERAM	262,538	7,553,718	0.2%
	Arcadis NV	306,708	9,435,318	0.3%
	ASM International NV	261,882	10,494,322	0.3%
*	Atag Group NV	4,630	—	0.0%
*	Ballast Nedam NV	16,152	51,081	0.0%
	BE Semiconductor Industries NV	164,367	3,130,744	0.1%
	Beter Bed Holding NV	92,587	1,906,155	0.1%
	BinckBank NV	319,629	3,167,739	0.1%
#	Brunel International NV	106,923	2,403,311	0.1%
#	Corbion NV	220,713	3,568,330	0.1%
	Delta Lloyd NV	1,074,736	24,496,720	0.8%
	DOCdata NV	22,463	509,760	0.0%
	Exact Holding NV	73,987	2,914,055	0.1%
#	Fugro NV	289,955	3,997,929	0.1%
#*	Galapagos NV	135,272	1,884,009	0.1%
#*	Grontmij	363,482	1,675,293	0.1%
#	Heijmans NV	109,079	1,484,775	0.1%
	Hunter Douglas NV	8,819	365,523	0.0%
	KAS Bank NV	71,860	869,026	0.0%
	Kendrion NV	57,956	1,618,025	0.1%
#	Koninklijke BAM Groep NV	1,376,686	3,301,397	0.1%
#	Koninklijke Ten Cate NV	151,409	3,414,909	0.1%
	Koninklijke Wessanen NV	445,498	2,848,693	0.1%
*	Macintosh Retail Group NV	53,398	329,154	0.0%
	Nederland Apparatenfabriek	28,810	1,000,707	0.0%
	Nutreco NV	360,777	18,070,377	0.6%
#*	Ordina NV	414,015	679,405	0.0%
*	PostNL NV	2,402,055	10,209,570	0.3%
#*	Royal Imtech NV	220,408	1,207,769	0.0%
#*	SBM Offshore NV	962,257	12,044,543	0.4%
	Sligro Food Group NV	109,416	4,039,710	0.1%
#*	SNS Reaal NV	705,718	—	0.0%
*	Telegraaf Media Groep NV	175,800	1,370,588	0.1%
	TKH Group NV	191,623	5,805,954	0.2%
	TNT Express NV	2,283,752	13,274,323	0.4%
*	TomTom NV	562,433	4,085,669	0.1%
	USG People NV	394,977	3,962,327	0.1%
	Van Lanschot NV	4,807	107,626	0.0%
TOTAL NETHERLANDS			186,068,092	5.9%

16

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (2.7%)
	ABG Sundal Collier Holding ASA	1,442,274	$1,058,503	0.0%
	AF Gruppen ASA	2,718	30,217	0.0%
#	Akastor ASA	32,644	112,440	0.0%
	Aker ASA Class A	1,221	29,792	0.0%
#	American Shipping ASA	201,597	1,315,603	0.1%
*	Archer, Ltd.	1,343,545	1,294,898	0.0%
	Arendals Fossekompani A.S.	90	26,689	0.0%
#	Atea ASA	316,134	3,456,449	0.1%
	Austevoll Seafood ASA	374,420	2,434,807	0.1%
	Bakkafrost P/F	171,127	4,184,235	0.1%
#*	Bionor Pharma ASA	671,325	289,910	0.0%
#*	Biotec Pharmacon ASA	139,685	337,361	0.0%
	Bonheur ASA	68,100	852,570	0.0%
	BW Offshore, Ltd.	1,675,415	2,056,958	0.1%
	Deep Sea Supply P.L.C.	685,549	776,346	0.0%
#*	Det Norske Oljeselskap ASA	380,948	2,465,698	0.1%
*	DNO ASA	1,902,300	4,608,823	0.2%
*	DOF ASA	203,869	594,520	0.0%
#*	Dolphin Group A.S.	952,621	408,313	0.0%
	Ekornes ASA	115,368	1,231,532	0.0%
#*	Electromagnetic GeoServices	836,517	445,853	0.0%
	Eltek ASA	1,292,456	1,876,389	0.1%
	Evry ASA	267,383	674,259	0.0%
	Farstad Shipping ASA	65,666	757,416	0.0%
	Fred Olsen Energy ASA	32,748	349,468	0.0%
#*	Frontline, Ltd.	315,420	445,905	0.0%
#*	Funcom NV	57,013	36,791	0.0%
#	Ganger Rolf ASA	58,809	736,682	0.0%
#	Golden Ocean Group, Ltd.	1,361,217	1,656,731	0.1%
*	Grieg Seafood ASA	165,114	703,445	0.0%
*	Havila Shipping ASA	22,400	89,818	0.0%
#	Hexagon Composites ASA	326,044	1,356,793	0.1%
#*	Hoegh LNG Holdings, Ltd.	189,214	2,440,638	0.1%
#*	Hurtigruten ASA	915,208	930,847	0.0%
*	Kongsberg Automotive ASA	2,023,491	1,936,196	0.1%
#	Kvaerner ASA	807,447	1,064,445	0.0%
	Leroey Seafood Group ASA	85,504	3,234,567	0.1%
#*	Nordic Semiconductor ASA	580,280	3,269,041	0.1%
#*	Norske Skogindustrier ASA	714,239	380,723	0.0%
	Northern Offshore, Ltd.	350,656	436,715	0.0%
#*	Norwegian Air Shuttle ASA	130,053	4,199,162	0.1%
#*	Odfjell SE Class A	138,810	543,772	0.0%
	Olav Thon Eiendomsselskap ASA	128,520	2,248,452	0.1%
	Opera Software ASA	486,684	6,094,750	0.2%
#*	Panoro Energy ASA	1,223,751	468,300	0.0%
#	Petroleum Geo-Services ASA	394,979	1,961,785	0.1%
*	PhotoCure ASA	52,582	143,239	0.0%
	Prosafe SE	938,578	4,294,044	0.1%
*	Q-Free ASA	143,444	254,429	0.0%
#*	REC Silicon ASA	8,597,924	3,437,409	0.1%
*	REC Solar ASA	138,239	1,848,443	0.1%
	Salmar ASA	136,875	2,466,014	0.1%

17

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
NORWAY — (Continued)
#*	Sevan Drilling A.S.	1,103,557	$158,326	0.0%
#	Sevan Marine ASA	129,032	421,367	0.0%
	Siem Offshore, Inc.	606,183	469,871	0.0%
	Solstad Offshore ASA	64,644	786,162	0.0%
#*	Songa Offshore	1,411,972	487,319	0.0%
	SpareBank 1 SMN	131,684	1,170,966	0.0%
#	SpareBank 1 SR Bank ASA	153,761	1,322,673	0.1%
	Stolt-Nielsen, Ltd.	76,704	1,382,046	0.1%
*	Storebrand ASA	319,415	1,637,770	0.1%
#	Tomra Systems ASA	669,803	5,017,684	0.2%
*	TTS Group ASA	180,762	103,393	0.0%
	Veidekke ASA	352,575	3,424,386	0.1%
#	Wilh Wilhelmsen ASA	141,127	1,027,403	0.0%
	Wilh Wilhelmsen Holding ASA Class A	65,996	1,758,303	0.1%
TOTAL NORWAY			97,515,854	3.1%

PORTUGAL — (1.4%)
#	Altri SGPS SA	597,102	1,669,522	0.1%
#*	Banco BPI SA	2,123,556	4,159,409	0.1%
*	Banco Comercial Portugues SA	116,756,305	13,196,571	0.4%
#*	Banco Espirito Santo SA	4,777,921	—	0.0%
	Corticeira Amorim SGPS SA	207,426	780,819	0.0%
	EDP Renovaveis SA	366,811	2,384,874	0.1%
	Ibersol SGPS SA	20,401	189,277	0.0%
#*	Impresa SGPS SA	187,798	235,580	0.0%
	Mota-Engil SGPS SA	363,210	1,905,890	0.1%
	NOS SGPS	1,060,020	6,081,419	0.2%
#	Novabase SGPS SA	65,729	197,619	0.0%
	Portucel SA	895,166	3,331,646	0.1%
#	Portugal Telecom SGPS SA	1,886,010	3,089,112	0.1%
	REN - Redes Energeticas Nacionais SGPS SA	914,989	2,836,177	0.1%
	Semapa-Sociedade de Investimento e Gestao	315,847	3,821,989	0.1%
*	Sonae Capital SGPS SA	58,125	21,099	0.0%
#*	Sonae Industria SGPS SA	443,755	99,903	0.0%
	Sonae SGPS SA	4,329,208	5,806,487	0.2%
*	Sumol + Compal SA	67,967	95,156	0.0%
#	Teixeira Duarte SA	734,737	725,473	0.0%
TOTAL PORTUGAL			50,628,022	1.6%

SPAIN — (5.6%)
#	Abengoa SA	204,834	907,856	0.0%
#	Abengoa SA Class B	1,852,248	7,828,765	0.3%
*	Acciona SA	114,235	7,983,711	0.3%
#	Acerinox SA	539,253	8,023,860	0.3%
	Adveo Group International SA	53,936	980,229	0.0%
*	Almirall SA	264,847	4,343,334	0.1%
#	Atresmedia Corp de Medios de Comunicacion SA	312,481	4,585,491	0.1%
*	Azkoyen SA	64,022	150,938	0.0%
	Bankinter SA	640,971	5,302,437	0.2%
#*	Baron de Ley	13,910	1,262,148	0.0%
#	Bolsas y Mercados Espanoles SA	387,022	14,724,818	0.5%
#*	Caja de Ahorros del Mediterraneo	116,412	—	0.0%

18

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SPAIN — (Continued)
#*	Cementos Portland Valderrivas SA	61,586	$328,347	0.0%
#	Cie Automotive SA	152,898	2,074,329	0.1%
	Clinica Baviera SA	3,698	34,154	0.0%
#	Construcciones y Auxiliar de Ferrocarriles SA	7,909	2,633,231	0.1%
#*	Deoleo SA	2,677,780	1,242,252	0.0%
#	Dinamia Capital Privado Sociedad de Capital Riesgo SA	20,438	191,894	0.0%
#	Duro Felguera SA	414,786	1,878,816	0.1%
	Ebro Foods SA	378,733	6,779,029	0.2%
#	Elecnor SA	198,254	2,211,222	0.1%
	Ence Energia y Celulosa SA	992,257	2,149,053	0.1%
*	Ercros SA	483,625	287,601	0.0%
	Faes Farma SA	1,262,957	2,933,768	0.1%
#	Fluidra SA	160,834	526,779	0.0%
#*	Fomento de Construcciones y Contratas SA	264,825	4,871,932	0.2%
*	Gamesa Corp. Tecnologica SA	1,146,125	11,315,727	0.4%
	Grupo Catalana Occidente SA	204,400	6,167,041	0.2%
#*	Grupo Ezentis SA	734,642	662,630	0.0%
	Iberpapel Gestion SA	26,401	398,505	0.0%
#	Indra Sistemas SA	503,884	5,566,605	0.2%
#*	Inmobiliaria Colonial SA	1,524,880	1,075,888	0.0%
	Inmobiliaria del Sur SA	2,902	25,884	0.0%
*	Jazztel P.L.C.	1,097,205	17,541,651	0.6%
	Laboratorios Farmaceuticos Rovi SA	70,934	760,209	0.0%
*	Mediaset Espana Comunicacion SA	858,650	10,779,784	0.3%
#	Melia Hotels International SA	239,072	2,391,475	0.1%
#	Miquel y Costas & Miquel SA	37,628	1,318,446	0.0%
#*	Natra SA	160,272	243,339	0.0%
#*	NH Hotel Group SA	673,183	3,073,692	0.1%
#	Obrascon Huarte Lain SA	193,959	5,670,443	0.2%
#	Papeles y Cartones de Europa SA	241,915	1,263,550	0.0%
*	Pescanova SA	68,547	—	0.0%
	Prim SA	39,424	313,087	0.0%
#*	Promotora de Informaciones SA Class A	4,268,293	1,207,275	0.0%
	Prosegur Cia de Seguridad SA	1,160,846	6,818,486	0.2%
#*	Quabit Inmobiliaria SA	1,474,470	148,251	0.0%
#*	Realia Business SA	503,895	734,791	0.0%
#*	Sacyr SA	1,463,558	6,430,634	0.2%
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	75,494	3,477	0.0%
#*	Solaria Energia y Medio Ambiente SA	207,171	235,074	0.0%
#	Tecnicas Reunidas SA	151,645	7,470,520	0.2%
*	Telecomunicaciones y Energia	146,125	252,190	0.0%
	Tubacex SA	520,966	2,215,504	0.1%
	Tubos Reunidos SA	495,225	1,450,596	0.1%
	Vidrala SA	77,869	3,093,663	0.1%
#	Viscofan SA	224,736	13,214,604	0.4%
*	Vocento SA	219,517	420,241	0.0%
*	Zeltia SA	991,039	3,234,212	0.1%
TOTAL SPAIN			199,733,468	6.3%

SWEDEN — (9.2%)
	AAK AB	115,202	6,248,298	0.2%
#	Acando AB	418,037	644,075	0.0%

19

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	AddNode Group AB	22,737	$132,312	0.0%
#	AddTech AB Class B	263,102	3,729,282	0.1%
	AF AB Class B	277,090	4,199,248	0.1%
#*	Arise AB	36,861	84,694	0.0%
	Atrium Ljungberg AB Class B	32,776	458,639	0.0%
#	Avanza Bank Holding AB	77,362	2,464,992	0.1%
#	Axfood AB	94,702	5,827,470	0.2%
#	Axis Communications AB	192,280	5,256,235	0.2%
	B&B Tools AB Class B	110,669	2,074,734	0.1%
#*	BE Group AB	215,340	184,315	0.0%
	Beijer Alma AB	91,817	2,136,520	0.1%
	Beijer Electronics AB	55,826	414,156	0.0%
	Beijer Ref AB Class B	64,437	1,170,411	0.0%
	Betsson AB	152,884	5,401,750	0.2%
	Bilia AB Class A	113,425	3,219,750	0.1%
	BillerudKorsnas AB	689,767	10,060,787	0.3%
	BioGaia AB Class B	61,692	1,571,893	0.1%
#	Biotage AB	189,388	301,826	0.0%
#	Bjoern Borg AB	86,437	262,673	0.0%
#	Bulten AB	53,182	443,284	0.0%
	Bure Equity AB	326,825	1,369,689	0.0%
	Byggmax Group AB	232,417	1,442,349	0.1%
	Castellum AB	752,681	11,542,461	0.4%
	Catena AB	55,547	754,809	0.0%
#	Cavotec SA	16,457	53,825	0.0%
#*	CDON Group AB	201,292	544,172	0.0%
	Clas Ohlson AB Class B	180,273	3,106,824	0.1%
*	Cloetta AB Class B	808,515	2,347,515	0.1%
	Concentric AB	202,603	2,479,040	0.1%
*	Concordia Maritime AB Class B	78,854	118,322	0.0%
	Corem Property Group AB Class B	2,226	7,290	0.0%
*	CyberCom Group AB	385,158	136,524	0.0%
	Dios Fastigheter AB	171,208	1,159,985	0.0%
#	Doro AB	94,731	417,205	0.0%
	Duni AB	183,725	2,619,543	0.1%
#*	East Capital Explorer AB	47,726	316,218	0.0%
#	Enea AB	63,008	516,444	0.0%
#*	Eniro AB	447,545	492,536	0.0%
	Fabege AB	590,552	7,580,722	0.2%
#	Fagerhult AB	54,969	1,014,590	0.0%
*	Fastighets AB Balder	279,717	3,644,550	0.1%
*	Fenix Outdoor International AG	8,476	377,647	0.0%
	Gunnebo AB	206,334	1,042,987	0.0%
	Haldex AB	226,180	2,775,889	0.1%
#	Heba Fastighets AB Class B	43,722	487,747	0.0%
	Hexpol AB	115,947	10,272,583	0.3%
	HIQ International AB	260,002	1,406,675	0.1%
	HMS Networks AB	7,040	142,733	0.0%
	Holmen AB Class B	273,916	9,065,956	0.3%
	Hufvudstaden AB Class A	189,483	2,458,726	0.1%
	Husqvarna AB Class A	17,472	129,521	0.0%
	Husqvarna AB Class B	1,389,669	10,375,459	0.3%

20

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	ICA Gruppen AB	24,928	$998,133	0.0%
	Industrial & Financial Systems Class B	89,522	2,787,585	0.1%
	Indutrade AB	67,866	2,740,533	0.1%
	Intrum Justitia AB	356,885	10,628,641	0.3%
	JM AB	372,482	12,039,459	0.4%
*	Kambi Group P.L.C. Class B	40,650	388,202	0.0%
*	KappAhl AB	277,470	1,538,010	0.1%
#*	Karolinska Development AB Class B	90,079	153,607	0.0%
	Klovern AB	387,861	1,974,641	0.1%
	KNOW IT AB	75,523	552,135	0.0%
	Kungsleden AB	697,243	4,349,503	0.1%
	Lagercrantz AB Class B	79,921	1,515,004	0.1%
*	Lindab International AB	330,563	3,039,221	0.1%
	Loomis AB Class B	318,925	8,786,080	0.3%
	Meda AB Class A	787,818	10,317,333	0.3%
#*	Medivir AB Class B	157,903	2,666,374	0.1%
#	Mekonomen AB	100,488	2,119,596	0.1%
	Modern Times Group AB Class B	248,542	7,683,915	0.2%
	MQ Holding AB	96,071	437,451	0.0%
	Mycronic AB	390,070	1,059,383	0.0%
	NCC AB Class A	18,240	537,583	0.0%
#	NCC AB Class B	315,406	9,277,685	0.3%
	Nederman Holding AB	3,680	77,105	0.0%
	Net Entertainment NE AB	151,050	4,667,573	0.2%
*	Net Insight AB Class B	1,317,366	541,720	0.0%
	New Wave Group AB Class B	205,564	945,651	0.0%
	Nibe Industrier AB Class B	362,119	9,612,184	0.3%
	Nobia AB	666,139	5,414,907	0.2%
	Nolato AB Class B	105,172	2,431,957	0.1%
	Nordnet AB Class B	401,993	1,418,637	0.1%
	OEM International AB Class B	45,688	593,457	0.0%
#	Oriflame Cosmetics SA	117,418	2,052,491	0.1%
#*	PA Resources AB	35,211	13,585	0.0%
	Peab AB	752,981	5,112,040	0.2%
#*	Pricer AB Class B	452,718	337,893	0.0%
	Proact IT Group AB	41,297	454,233	0.0%
	Proffice AB Class B	271,921	687,436	0.0%
#	Ratos AB Class B	880,217	5,907,647	0.2%
*	RaySearch Laboratories AB	2,011	11,299	0.0%
*	Rezidor Hotel Group AB	418,144	1,825,800	0.1%
	Saab AB Class B	256,897	6,938,054	0.2%
	Sagax AB Class B	48,648	241,874	0.0%
#*	SAS AB	643,871	990,945	0.0%
*	Seamless Distribution AB	15,493	43,085	0.0%
	Sectra AB Class B	38,137	487,144	0.0%
	Securitas AB Class B	472,423	5,227,648	0.2%
	Semcon AB	85,074	623,032	0.0%
	SkiStar AB	104,766	1,199,665	0.0%
#*	SSAB AB Class A(B17H0S8)	834,811	6,057,771	0.2%
*	SSAB AB Class A(BPRBWK4)	201,926	1,436,065	0.1%
*	SSAB AB Class B(B17H3F6)	352,706	2,258,901	0.1%
*	SSAB AB Class B(BPRBWM6)	532,819	3,446,833	0.1%
21

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWEDEN — (Continued)
	Sweco AB Class B	184,680	$2,572,524	0.1%
*	Swedish Orphan Biovitrum AB	612,905	7,009,983	0.2%
#	Swedol AB Class B	37,176	92,851	0.0%
#	Systemair AB	36,442	482,642	0.0%
#	TradeDoubler AB	202,211	212,185	0.0%
#*	Transcom WorldWide SA	1,484,801	220,918	0.0%
#	Transmode AB	76,041	564,990	0.0%
	Trelleborg AB Class B	268,725	4,600,663	0.2%
	Tribona AB	109,359	551,804	0.0%
	Unibet Group P.L.C.	135,490	7,809,623	0.3%
	Uniflex AB	12,408	39,074	0.0%
	VBG Group AB Class B	137	2,043	0.0%
	Vitrolife AB	64,372	1,303,360	0.0%
#	Wallenstam AB Class B	399,066	6,020,910	0.2%
	Wihlborgs Fastigheter AB	289,738	5,081,515	0.2%
TOTAL SWEDEN			329,699,671	10.5%

SWITZERLAND — (11.7%)
*	Advanced Digital Broadcast Holdings SA	2,179	26,219	0.0%
	AFG Arbonia-Forster Holding AG	79,104	1,930,875	0.1%
	Allreal Holding AG	54,403	7,201,212	0.2%
#	Alpiq Holding AG	4,430	445,698	0.0%
	ALSO Holding AG	16,195	883,745	0.0%
	ams AG	305,882	10,968,617	0.4%
	APG SGA SA	7,563	2,202,115	0.1%
	Ascom Holding AG	183,217	2,689,331	0.1%
	Autoneum Holding AG	16,853	2,808,308	0.1%
#	Bachem Holding AG Class B	24,136	1,227,566	0.0%
	Bank Coop AG	31,671	1,398,505	0.0%
	Banque Cantonale de Geneve	4,098	905,123	0.0%
	Banque Cantonale du Jura	4,442	288,042	0.0%
	Banque Cantonale Vaudoise	4,820	2,581,502	0.1%
#	Basler Kantonalbank	5,246	349,862	0.0%
	Belimo Holding AG	1,953	4,847,208	0.2%
	Bell AG	363	838,026	0.0%
#	Bellevue Group AG	31,835	404,891	0.0%
#	Berner Kantonalbank AG	23,232	4,341,858	0.1%
	BKW AG	41,092	1,236,376	0.0%
	Bobst Group SA	45,114	1,963,577	0.1%
	Bossard Holding AG Class A	31,498	3,192,576	0.1%
	Bucher Industries AG	33,342	8,469,296	0.3%
	Burckhardt Compression Holding AG	12,035	5,156,279	0.2%
	Burkhalter Holding AG	19,697	1,668,797	0.1%
	Calida Holding AG	20,978	810,597	0.0%
	Carlo Gavazzi Holding AG	1,463	346,609	0.0%
	Cham Paper Holding AG	1,958	490,288	0.0%
*	Charles Voegele Holding AG	43,316	659,942	0.0%
	Cicor Technologies	5,936	208,627	0.0%
	Cie Financiere Tradition SA	9,139	410,013	0.0%
	Clariant AG	328,741	5,734,240	0.2%
	Coltene Holding AG	16,093	1,000,427	0.0%
	Conzzeta AG	1,513	5,338,647	0.2%

22

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Cosmo Pharmaceuticals SpA	1,287	$202,291	0.0%
	Daetwyler Holding AG	30,469	3,862,971	0.1%
#	DKSH Holding AG	64,485	4,767,987	0.2%
*	Dufry AG	105,189	15,165,112	0.5%
	Edmond de Rothschild Suisse SA	157	2,497,018	0.1%
	EFG International AG	242,627	2,522,657	0.1%
*	Elma Electronic AG	267	110,662	0.0%
	Emmi AG	13,244	4,681,185	0.2%
#	Energiedienst Holding AG	71,249	2,333,201	0.1%
#	Feintool International Holding AG	4,564	415,623	0.0%
	Flughafen Zuerich AG	19,754	12,587,599	0.4%
	Forbo Holding AG	6,983	7,253,419	0.2%
#	Galenica AG	11,348	9,710,825	0.3%
	GAM Holding AG	828,863	14,155,213	0.5%
	Gategroup Holding AG	121,765	2,743,781	0.1%
	Georg Fischer AG	20,425	11,796,958	0.4%
	Gurit Holding AG	1,837	769,388	0.0%
	Helvetia Holding AG	32,824	15,608,324	0.5%
	HOCHDORF Holding AG	57	8,056	0.0%
	Huber & Suhner AG	54,209	2,674,042	0.1%
	Implenia AG	65,242	3,517,545	0.1%
#	Inficon Holding AG	8,291	2,586,717	0.1%
	Interroll Holding AG	2,973	1,690,472	0.1%
	Intershop Holdings AG	6,009	2,217,707	0.1%
	Jungfraubahn Holding AG	3,095	242,878	0.0%
	Kaba Holding AG Class B	14,125	6,734,397	0.2%
	Kardex AG	32,641	1,476,615	0.0%
#	Komax Holding AG	16,979	2,501,792	0.1%
	Kudelski SA	201,663	2,571,947	0.1%
	Kuoni Reisen Holding AG	15,564	4,243,087	0.1%
#	LEM Holding SA	3,667	2,751,889	0.1%
	Liechtensteinische Landesbank AG	21,376	857,894	0.0%
*	LifeWatch AG	22,589	215,649	0.0%
#	Logitech International SA	730,221	10,338,299	0.3%
	Lonza Group AG	216,869	23,896,040	0.8%
#	Luzerner Kantonalbank AG	17,399	6,293,239	0.2%
	MCH Group AG	1,404	93,423	0.0%
	Metall Zug AG	701	1,728,481	0.1%
#*	Meyer Burger Technology AG	408,473	3,445,723	0.1%
	Micronas Semiconductor Holding AG	155,041	1,037,182	0.0%
*	Mobilezone Holding AG	142,129	1,513,396	0.1%
	Mobimo Holding AG	27,873	5,494,012	0.2%
	Nobel Biocare Holding AG	535,961	9,492,382	0.3%
	OC Oerlikon Corp. AG	858,856	10,867,135	0.3%
*	Orascom Development Holding AG	62,283	1,087,212	0.0%
#*	Orell Fuessli Holding AG	5,198	502,934	0.0%
	Orior AG	24,395	1,318,920	0.0%
	Panalpina Welttransport Holding AG	42,342	5,485,072	0.2%
*	Parco Industriale e Immobiliare SA	600	—	0.0%
	Phoenix Mecano AG	3,100	1,401,289	0.0%
	PSP Swiss Property AG	148,327	12,730,412	0.4%
	Rieter Holding AG	17,214	3,178,942	0.1%

23

The Continental Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
SWITZERLAND — (Continued)
	Romande Energie Holding SA	2,714	$3,015,678	0.1%
	Schaffner Holding AG	2,861	828,172	0.0%
*	Schmolz + Bickenbach AG	2,540,584	3,067,913	0.1%
	Schweiter Technologies AG	4,466	3,219,567	0.1%
	Siegfried Holding AG	18,452	2,836,173	0.1%
	St Galler Kantonalbank AG	10,381	3,754,576	0.1%
	Straumann Holding AG	47,712	11,746,936	0.4%
	Sulzer AG	68,358	7,791,374	0.3%
	Swiss Life Holding AG	22,804	5,232,166	0.2%
*	Swisslog Holding AG	1,022,294	1,425,185	0.0%
	Swissquote Group Holding SA	47,450	1,479,940	0.0%
	Tamedia AG	14,891	1,954,917	0.1%
	Tecan Group AG	23,852	2,519,230	0.1%
	Temenos Group AG	306,592	10,704,161	0.3%
#*	Tornos Holding AG	38,028	227,034	0.0%
	U-Blox AG	27,815	3,760,151	0.1%
*	Valartis Group AG	1,365	23,233	0.0%
	Valiant Holding AG	64,927	5,678,852	0.2%
	Valora Holding AG	15,404	3,190,613	0.1%
	Vaudoise Assurances Holding SA Class B	4,108	1,796,591	0.1%
	Vetropack Holding AG	877	1,497,359	0.1%
#*	Von Roll Holding AG	258,978	374,110	0.0%
#	Vontobel Holding AG	121,104	4,401,708	0.1%
	VP Bank AG	17,235	1,429,209	0.0%
	Walliser Kantonalbank	1,440	1,087,029	0.0%
*	Walter Meier AG	23,690	948,529	0.0%
#	Ypsomed Holding AG	3,079	276,751	0.0%
	Zehnder Group AG	47,467	1,866,146	0.1%
*	Zueblin Immobilien Holding AG	261,040	455,894	0.0%
	Zug Estates Holding AG	505	612,209	0.0%
	Zuger Kantonalbank AG	627	2,899,119	0.1%
TOTAL SWITZERLAND			418,504,513	13.3%
TOTAL COMMON STOCKS			3,138,563,698	99.6%

RIGHTS/WARRANTS — (0.1%)
AUSTRIA — (0.0%)
*	BKS Bank AG Rights	3,120	430	0.0%
#*	Intercell AG Rights	254,689	—	0.0%
TOTAL AUSTRIA			430	0.0%

FRANCE — (0.1%)
*	Bigben Interactive Rights 01/31/2016	30,952	1,047	0.0%
*	Peugeot SA Warrants 04/29/17	484,315	734,373	0.0%
TOTAL FRANCE			735,420	0.0%

GERMANY — (0.0%)
#*	Rhoen Klinikum AG Rights 11/14/14	500,406	421,400	0.0%

ITALY — (0.0%)
#*	Trevi Finanziaria Industriale SpA Rights 11/06/14	154,707	172,545	0.0%

24

The Continental Small Company Series
continued

			Percentage
	Shares	Value††	of Net Assets**
PORTUGAL — (0.0%)
* Mota-Engil SGPS SA Rights 12/31/49	363,210	$—	0.0%

SPAIN — (0.0%)
* Vidrala SA Rights 11/13/14	77,869	152,032	0.0%
TOTAL RIGHTS/WARRANTS		1,481,827	0.0%

		Value†
SECURITIES LENDING COLLATERAL — (12.3%)
§@ DFA Short Term Investment Fund	38,146,040	441,349,686	14.0%
TOTAL INVESTMENTS — (100.0%) (Cost $3,059,179,623)		$3,581,395,211	113.6%

25

The Continental Small Company Series
continued

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$71,759,411	—	$71,759,411
Belgium	—	105,548,709	—	105,548,709
Denmark	—	165,558,614	—	165,558,614
Finland	—	215,249,538	—	215,249,538
France	$577,107	370,405,087	—	370,982,194
Germany	1,506,397	467,283,439	—	468,789,836
Greece	—	846	—	846
Ireland	—	67,558,080	—	67,558,080
Israel	—	81,625,599	—	81,625,599
Italy	—	309,341,251	—	309,341,251
Netherlands	—	186,068,092	—	186,068,092
Norway	—	97,515,854	—	97,515,854
Portugal	—	50,628,022	—	50,628,022
Spain	34,154	199,699,314	—	199,733,468
Sweden	377,647	329,322,024	—	329,699,671
Switzerland	—	418,504,513	—	418,504,513
Rights/Warrants
Austria	—	430	—	430
France	—	735,420	—	735,420
Germany	—	421,400	—	421,400
Italy	—	172,545	—	172,545
Portugal	—	—	—	—
Spain	—	152,032	—	152,032
Securities Lending Collateral	—	441,349,686	—	441,349,686
TOTAL	$2,495,305	$3,578,899,906	—	$3,581,395,211

26

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2014

				Percentage
		Shares	Value††	of Net Assets**
COMMON STOCKS — (78.8%)
Consumer Discretionary — (8.5%)
	AutoCanada, Inc.	92,120	$5,116,643	0.6%
#	BMTC Group, Inc. Class A	17,481	240,411	0.0%
*	Brookfield Residential Properties, Inc.	40,151	934,084	0.1%
#*	BRP, Inc.	9,700	211,290	0.0%
#	Cineplex, Inc.	290,435	10,941,724	1.3%
	Cogeco Cable, Inc.	89,367	4,873,338	0.6%
	Cogeco, Inc.	25,003	1,258,525	0.2%
#	Corus Entertainment, Inc. Class B	414,416	7,626,093	0.9%
*	DHX Media, Ltd.	11,269	100,087	0.0%
	Dorel Industries, Inc. Class B	135,565	4,212,312	0.5%
	easyhome, Ltd.	3,600	74,903	0.0%
	EnerCare, Inc.	46,000	605,279	0.1%
	Gamehost, Inc.	29,320	433,147	0.1%
#	Glacier Media, Inc.	137,300	203,443	0.0%
#	GLENTEL, Inc.	70,262	625,909	0.1%
*	Great Canadian Gaming Corp.	302,800	5,491,533	0.7%
#	Hudson's Bay Co.	41,600	721,970	0.1%
#*	Imax Corp.	252,317	7,430,372	0.9%
#	Indigo Books & Music, Inc.	2,302	25,858	0.0%
	Leon's Furniture, Ltd.	143,275	1,828,042	0.2%
	Linamar Corp.	238,706	12,193,163	1.4%
	Martinrea International, Inc.	484,756	5,139,820	0.6%
#*	Mood Media Corp.	182,874	87,620	0.0%
#	MTY Food Group, Inc.	39,849	1,159,353	0.1%
*	Performance Sports Group, Ltd.	118,366	2,047,945	0.2%
	Pizza Pizza Royalty Corp.	30,604	371,468	0.0%
	Reitmans Canada, Ltd.	15,456	82,419	0.0%
	Reitmans Canada, Ltd. Class A	252,574	1,378,226	0.2%
	RONA, Inc.	681,945	8,319,723	1.0%
#	Sears Canada, Inc.	52,017	500,763	0.1%
#	Torstar Corp. Class B	285,789	1,668,508	0.2%
*	TVA Group, Inc. Class B	7,000	51,116	0.0%
	Uni-Select, Inc.	81,430	2,049,026	0.2%
	Whistler Blackcomb Holdings, Inc.	133,651	2,256,669	0.3%
#*	Yellow Media, Ltd.	75,155	1,097,601	0.1%
Total Consumer Discretionary			91,358,383	10.8%

Consumer Staples — (3.0%)
	AGT Food & Ingredient, Inc.	91,304	2,243,208	0.3%
	Andrew Peller, Ltd. Class A	3,400	45,070	0.0%
	Clearwater Seafoods, Inc.	47,557	473,017	0.1%
#	Colabor Group, Inc.	92,227	289,680	0.0%
	Corby Spirit and Wine, Ltd.	73,267	1,366,463	0.2%
#	Cott Corp.	499,623	3,027,750	0.3%
	High Liner Foods, Inc.	54,918	1,073,460	0.1%
#	Liquor Stores N.A., Ltd.	106,130	1,224,160	0.1%
#	Maple Leaf Foods, Inc.	536,764	9,286,986	1.1%
*	Neptune Technologies & Bioressources, Inc.	22,102	36,476	0.0%
	North West Co., Inc. (The)	232,610	4,808,849	0.6%
#	Premium Brands Holdings Corp.	91,943	2,019,067	0.2%

1

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Consumer Staples — (Continued)
#	Rogers Sugar, Inc.	439,281	$1,730,542	0.2%
*	SunOpta, Inc.	287,095	4,065,513	0.5%
Total Consumer Staples			31,690,241	3.7%

Energy — (21.2%)
*	Advantage Oil & Gas, Ltd.	1,098,231	4,706,495	0.6%
	Akita Drilling, Ltd. Class A	42,000	515,381	0.1%
#*	Alvopetro Energy, Ltd.	401,858	171,148	0.0%
*	Anderson Energy, Ltd.	125,071	24,969	0.0%
	Arsenal Energy, Inc.	61,574	452,907	0.1%
#*	Artek Exploration, Ltd.	278,498	637,527	0.1%
#*	Athabasca Oil Corp.	569,249	1,843,537	0.2%
*	Bankers Petroleum, Ltd.	1,411,399	5,422,437	0.6%
*	Bellatrix Exploration, Ltd.	978,258	4,574,260	0.5%
#*	Birchcliff Energy, Ltd.	542,616	4,198,227	0.5%
#*	BlackPearl Resources, Inc.	1,434,601	2,062,068	0.2%
#*	BNK Petroleum, Inc.	554,116	260,575	0.0%
#	Bonavista Energy Corp.	572,444	5,378,805	0.6%
#	Bonterra Energy Corp.	138,595	6,230,965	0.7%
	Calfrac Well Services, Ltd.	389,456	4,664,971	0.5%
	Calvalley Petroleum, Inc. Class A	226,068	246,718	0.0%
*	Canacol Energy, Ltd.	137,542	469,842	0.1%
#	Canadian Energy Services & Technology Corp.	950,642	7,338,259	0.9%
	CanElson Drilling, Inc.	495,855	2,424,170	0.3%
	Canyon Services Group, Inc.	320,270	3,094,575	0.4%
#	Cathedral Energy Services, Ltd.	164,270	453,289	0.1%
#*	Cequence Energy, Ltd.	833,290	1,057,278	0.1%
#*	Chinook Energy, Inc.	455,099	629,923	0.1%
*	Connacher Oil and Gas, Ltd.	2,187,935	194,129	0.0%
#*	Corridor Resources, Inc.	373,046	476,630	0.1%
*	Crew Energy, Inc.	626,771	3,915,059	0.5%
*	DeeThree Exploration, Ltd.	451,446	2,575,571	0.3%
#*	Delphi Energy Corp.	906,139	1,696,423	0.2%
#*	Denison Mines Corp.	2,254,371	2,120,255	0.2%
#	Enbridge Income Fund Holdings, Inc.	246,855	6,505,118	0.8%
	Enerflex, Ltd.	346,563	4,950,680	0.6%
	Ensign Energy Services, Inc.	460,304	5,195,037	0.6%
#*	Epsilon Energy, Ltd.	256,565	835,450	0.1%
#*	Essential Energy Services Trust	650,141	1,165,241	0.1%
#*	Forsys Metals Corp.	109,974	24,882	0.0%
#*	Gasfrac Energy Services, Inc.	91,560	81,239	0.0%
*	Gran Tierra Energy, Inc.	1,393,412	6,354,765	0.7%
#*	Ithaca Energy, Inc.	1,635,155	2,089,191	0.2%
#*	Ivanhoe Energy, Inc.	49,840	56,161	0.0%
*	Kelt Exploration, Ltd.	161,850	1,362,811	0.2%
*	Legacy Oil + Gas, Inc.	1,026,990	4,182,498	0.5%
*	Leucrotta Exploration, Inc.	347,561	518,080	0.1%
#	Lightstream Resources, Ltd.	1,071,197	2,832,321	0.3%
#	Long Run Exploration, Ltd.	879,201	2,488,489	0.3%
#	McCoy Global, Inc.	43,794	185,737	0.0%
*	Mega Uranium, Ltd.	55,000	5,856	0.0%
#	Mullen Group, Ltd.	483,025	9,385,784	1.1%

2

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Energy — (Continued)
#*	Niko Resources, Ltd.	331,273	$91,118	0.0%
#	North American Energy Partners, Inc.	117,881	629,647	0.1%
*	NuVista Energy, Ltd.	678,709	6,244,809	0.7%
*	Painted Pony Petroleum, Ltd.	343,854	3,258,383	0.4%
*	Parex Resources, Inc.	560,671	5,138,842	0.6%
#	Parkland Fuel Corp.	400,877	7,842,898	0.9%
#	Pason Systems, Inc.	368,652	8,821,742	1.0%
#	Pengrowth Energy Corp.	369,597	1,492,096	0.2%
#*	Perpetual Energy, Inc.	396,529	492,561	0.1%
#	PHX Energy Services Corp.	139,974	1,455,566	0.2%
*	Poseidon Concepts Corp.	165,977	249	0.0%
#	Pulse Seismic, Inc.	277,580	731,478	0.1%
#*	Questerre Energy Corp. Class A	745,460	482,841	0.1%
*	RMP Energy, Inc.	702,328	3,689,084	0.4%
*	Rock Energy, Inc.	192,653	945,274	0.1%
#	Savanna Energy Services Corp.	488,979	2,637,853	0.3%
	Secure Energy Services, Inc.	558,354	10,339,247	1.2%
*	Serinus Energy, Inc.	13,570	25,044	0.0%
	ShawCor, Ltd.	125,996	5,550,509	0.7%
*	Southern Pacific Resource Corp.	1,701,425	45,289	0.0%
*	SouthGobi Resources, Ltd.	150,484	77,442	0.0%
#*	Sprott Resource Corp.	471,290	873,960	0.1%
#	Spyglass Resources Corp.	669,452	629,626	0.1%
	Strad Energy Services, Ltd.	18,741	76,657	0.0%
#	Surge Energy, Inc.	1,179,583	6,541,319	0.8%
#*	TAG Oil, Ltd.	181,541	256,111	0.0%
*	Tethys Petroleum, Ltd.	412,989	106,266	0.0%
#	TORC Oil & Gas, Ltd.	403,748	3,786,537	0.4%
	Total Energy Services, Inc.	153,478	2,666,341	0.3%
#*	Touchstone Exploration, Inc.	199,351	106,127	0.0%
	TransGlobe Energy Corp.	357,661	1,551,805	0.2%
	Trican Well Service, Ltd.	817,696	7,327,740	0.9%
	Trilogy Energy Corp.	53,200	828,882	0.1%
	Trinidad Drilling, Ltd.	750,912	4,890,372	0.6%
#	Twin Butte Energy, Ltd.	1,326,259	1,765,129	0.2%
#*	Uex Corp.	608,088	151,071	0.0%
#	Veresen, Inc.	311,031	4,881,894	0.6%
	Western Energy Services Corp.	335,813	2,130,396	0.2%
#	Whitecap Resources, Inc.	848,168	10,979,788	1.3%
*	Xtreme Drilling and Coil Services Corp.	232,619	641,893	0.1%
*	Yangarra Resources, Ltd.	8,000	16,468	0.0%
#	Zargon Oil & Gas, Ltd.	152,974	832,022	0.1%
	ZCL Composites, Inc.	99,400	597,961	0.1%
Total Energy			227,686,070	26.8%

Financials — (6.8%)
	AGF Management, Ltd. Class B	434,285	3,945,769	0.5%
#	Alaris Royalty Corp.	52,216	1,564,557	0.2%
#	Altus Group, Ltd.	161,568	3,132,302	0.4%
	Brookfield Real Estate Services, Inc.	8,075	98,658	0.0%
	Canaccord Genuity Group, Inc.	511,622	4,330,663	0.5%
	Canadian Western Bank	300,957	10,080,411	1.2%

3

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Financials — (Continued)
	Clairvest Group, Inc.	1,900	$42,567	0.0%
*	Counsel Corp.	87,227	116,865	0.0%
	E-L Financial Corp., Ltd.	1,500	918,327	0.1%
	EGI Financial Holdings, Inc.	14,650	154,423	0.0%
#	Equitable Group, Inc.	52,295	3,033,625	0.4%
*	Equity Financial Holdings, Inc.	800	6,026	0.0%
	Fiera Capital Corp.	72,002	824,760	0.1%
	Firm Capital Mortgage Investment Corp.	2,494	28,280	0.0%
	First National Financial Corp.	3,873	80,068	0.0%
	FirstService Corp.	152,248	8,045,687	0.9%
	Genesis Land Development Corp.	76,842	302,036	0.0%
#	Genworth MI Canada, Inc.	149,254	5,217,699	0.6%
	Gluskin Sheff + Associates, Inc.	156,321	4,083,306	0.5%
	GMP Capital, Inc.	298,487	1,766,477	0.2%
	Guardian Capital Group, Ltd. Class A	11,327	183,616	0.0%
*	Heritage Global, Inc.	4,253	1,405	0.0%
	Home Capital Group, Inc.	241,200	11,560,822	1.4%
#	Killam Properties, Inc.	300,269	2,941,280	0.3%
*	Kingsway Financial Services, Inc.	22,481	145,613	0.0%
	Laurentian Bank of Canada	163,720	7,202,198	0.8%
*	Mainstreet Equity Corp.	19,910	720,579	0.1%
	Melcor Developments, Ltd.	24,561	536,308	0.1%
#	Sprott, Inc.	690,588	1,482,829	0.2%
	TMX Group, Ltd.	10,776	518,315	0.1%
Total Financials			73,065,471	8.6%

Health Care — (1.4%)
	Amica Mature Lifestyles, Inc.	36,241	231,842	0.0%
*	Endo International P.L.C.	82,099	5,485,893	0.7%
#	Extendicare, Inc.	500,612	3,624,501	0.4%
#*	Imris, Inc.	73,479	24,774	0.0%
*	Knight Therapeutics, Inc.	53,575	276,657	0.0%
#	Leisureworld Senior Care Corp.	178,254	2,241,124	0.3%
#	Medical Facilities Corp.	144,169	2,305,067	0.3%
*	QLT, Inc.	226,610	902,781	0.1%
#*	Resverlogix Corp.	106,820	57,815	0.0%
#*	Theratechnologies, Inc.	10,101	3,406	0.0%
*	Transition Therapeutics, Inc.	33,541	208,320	0.0%
*	TSO3, Inc.	55,206	76,903	0.0%
	Zenith Epigenetics Corp.	111,820	8,036	0.0%
Total Health Care			15,447,119	1.8%

Industrials — (13.1%)
#	AG Growth International, Inc.	86,732	3,595,332	0.4%
*	Air Canada Class A	313,328	2,610,487	0.3%
#	Algoma Central Corp.	26,690	380,322	0.0%
*	ATS Automation Tooling Systems, Inc.	500,030	6,255,643	0.7%
	Badger Daylighting, Ltd.	212,981	5,232,637	0.6%
#*	Ballard Power Systems, Inc.	530,151	1,486,427	0.2%
#	Bird Construction, Inc.	143,090	1,710,148	0.2%
#	Black Diamond Group, Ltd.	221,641	3,785,626	0.4%
	Bumi Serpong Damai Tbk PT	344,068	4,472,380	0.5%

4

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Industrials — (Continued)
#	CanWel Building Materials Group, Ltd.	78,884	$435,348	0.1%
	Cervus Equipment Corp.	20,122	327,615	0.0%
#	Clarke, Inc.	52,294	453,318	0.1%
	Contrans Group, Inc. Class A	116,170	1,538,901	0.2%
#	DirectCash Payments, Inc.	53,015	747,916	0.1%
#	Exchange Income Corp.	79,168	1,351,486	0.2%
	Exco Technologies, Ltd.	103,336	1,005,808	0.1%
*	GLV, Inc. Class A	93,231	190,259	0.0%
*	Heroux-Devtek, Inc.	128,954	1,162,480	0.1%
#	HNZ Group, Inc.	23,888	421,148	0.0%
#	Horizon North Logistics, Inc.	478,383	1,349,770	0.2%
#	K-Bro Linen, Inc.	21,093	741,123	0.1%
	MacDonald Dettwiler & Associates, Ltd.	112,170	8,553,205	1.0%
	Magellan Aerospace Corp.	60,000	658,533	0.1%
	Morneau Shepell, Inc.	233,427	3,446,365	0.4%
#	New Flyer Industries, Inc.	188,205	2,170,858	0.3%
	Newalta Corp.	265,636	4,796,320	0.6%
	Richelieu Hardware, Ltd.	72,185	3,424,632	0.4%
#	Ritchie Bros Auctioneers, Inc.	378,801	9,259,543	1.1%
#	Rocky Mountain Dealerships, Inc.	71,391	675,872	0.1%
#	Russel Metals, Inc.	332,255	9,684,199	1.1%
	Stantec, Inc.	228,285	14,464,160	1.7%
	Stuart Olson, Inc.	91,759	621,198	0.1%
#	Student Transportation, Inc.	429,699	2,699,320	0.3%
	Toromont Industries, Ltd.	262,225	6,261,013	0.7%
	Transcontinental, Inc. Class A	366,876	5,009,735	0.6%
	TransForce, Inc.	442,709	10,825,660	1.3%
	Vicwest, Inc.	46,519	428,435	0.1%
#	Wajax Corp.	91,238	2,919,972	0.3%
	WesternOne, Inc.	110,100	617,392	0.1%
#	Westshore Terminals Investment Corp.	274,032	8,351,891	1.0%
#	WSP Global, Inc.	234,492	7,138,477	0.8%
Total Industrials			141,260,954	16.6%

Information Technology — (5.1%)
*	5N Plus, Inc.	276,808	594,362	0.1%
	Absolute Software Corp.	219,888	1,383,262	0.2%
*	AgJunction, Inc.	20,300	10,987	0.0%
#*	Avigilon Corp.	115,293	1,594,799	0.2%
	Calian Technologies, Ltd.	21,337	351,183	0.0%
*	Celestica, Inc.	949,607	10,430,890	1.2%
	COM DEV International, Ltd.	406,924	1,335,894	0.2%
	Computer Modelling Group, Ltd.	291,757	3,031,342	0.4%
*	Descartes Systems Group, Inc. (The)	262,529	3,703,661	0.4%
	DH Corp.	438,495	14,006,317	1.6%
#*	DragonWave, Inc.	162,023	172,510	0.0%
	Enghouse Systems, Ltd.	91,266	3,065,819	0.4%
	Evertz Technologies, Ltd.	138,381	2,086,059	0.2%
#*	EXFO, Inc.	106,980	397,716	0.0%
#	Mediagrif Interactive Technologies, Inc.	7,676	122,593	0.0%
*	Mitel Networks Corp.	135,710	1,265,525	0.2%
#*	Points International, Ltd.	37,659	563,022	0.1%

5

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Information Technology — (Continued)
	Pure Technologies, Ltd.	114	$806	0.0%
#*	Redknee Solutions, Inc.	110,711	416,499	0.0%
*	Sandvine Corp.	886,876	2,203,321	0.3%
#*	Sierra Wireless, Inc.	164,792	4,509,281	0.5%
*	Smart Technologies, Inc. Class A	7,408	9,991	0.0%
*	Solium Capital, Inc.	71,851	519,574	0.1%
	Vecima Networks, Inc.	6,059	45,481	0.0%
	Wi-Lan, Inc.	765,533	2,533,551	0.3%
Total Information Technology			54,354,445	6.4%

Materials — (14.9%)
*	Aberdeen International, Inc.	122,333	20,623	0.0%
#	Acadian Timber Corp.	14,713	186,026	0.0%
	AirBoss of America Corp.	8,602	76,323	0.0%
	Alacer Gold Corp.	1,025,827	1,702,051	0.2%
	Alamos Gold, Inc.	637,867	4,759,737	0.6%
#*	Alexco Resource Corp.	278,307	138,283	0.0%
#*	Almaden Minerals, Ltd.	98,343	112,562	0.0%
#*	Altius Minerals Corp.	112,600	1,055,016	0.1%
#*	Alumasc Group P.L.C. (The)	532,862	1,229,263	0.2%
*	Amerigo Resources, Ltd.	553,854	174,454	0.0%
#*	Argonaut Gold, Inc.	552,671	1,176,887	0.1%
#*	Asanko Gold, Inc.	271,644	409,738	0.1%
	AuRico Gold, Inc.	1,371,487	4,392,944	0.5%
#*	Avalon Rare Metals, Inc.	352,025	78,085	0.0%
#*	B2Gold Corp.	3,027,290	5,049,736	0.6%
#*	Banro Corp.	14,500	2,058	0.0%
	Canam Group, Inc. Class A	218,124	1,896,646	0.2%
#	Canexus Corp.	488,286	1,676,649	0.2%
*	Canfor Corp.	118,977	2,770,025	0.3%
	Canfor Pulp Products, Inc.	212,815	2,379,193	0.3%
*	Capstone Mining Corp.	1,716,256	3,213,079	0.4%
	Cascades, Inc.	489,976	2,725,832	0.3%
	CCL Industries, Inc. Class B	111,467	11,268,843	1.3%
	Centerra Gold, Inc.	569,608	2,223,748	0.3%
*	Chaparral Gold Corp.	77,900	41,471	0.0%
#*	China Gold International Resources Corp., Ltd.	765,025	1,466,176	0.2%
*	Claude Resources, Inc.	861,200	168,106	0.0%
#*	Copper Mountain Mining Corp.	665,831	1,234,716	0.2%
*	Dominion Diamond Corp.	385,640	5,395,983	0.6%
#*	Dundee Precious Metals, Inc.	554,138	1,578,264	0.2%
*	Dynasty Metals & Mining, Inc.	39,369	31,438	0.0%
#*	Eastern Platinum, Ltd.	321,096	247,863	0.0%
*	Eastmain Resources, Inc.	215,252	41,062	0.0%
*	EcoSynthetix, Inc.	1,500	2,023	0.0%
*	Endeavour Mining Corp.	2,334,876	994,402	0.1%
#*	Endeavour Silver Corp.	547,276	1,670,405	0.2%
#*	Energy Fuels, Inc.	74,391	449,493	0.1%
#*	Entree Gold, Inc.	286,898	66,185	0.0%
*	Excellon Resources, Inc.	185,380	134,876	0.0%
*	Exeter Resource Corp.	70,137	39,828	0.0%
#*	First Majestic Silver Corp.	601,528	3,084,897	0.4%

6

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Fortress Paper, Ltd. Class A	69,284	$127,865	0.0%
*	Fortuna Silver Mines, Inc.	800,706	2,770,732	0.3%
#*	Fortune Minerals, Ltd.	146,172	23,993	0.0%
#*	Golden Star Resources, Ltd.	1,155,362	328,039	0.0%
#*	Great Panther Silver, Ltd.	725,301	508,396	0.1%
#*	Guyana Goldfields, Inc.	441,183	900,334	0.1%
*	Hanfeng Evergreen, Inc.	45,837	10,523	0.0%
	HudBay Minerals, Inc.	1,202,315	9,206,316	1.1%
*	IAMGOLD Corp.	1,548,669	2,940,554	0.4%
#*	Imperial Metals Corp.	208,818	1,765,703	0.2%
*	Interfor Corp.	373,031	5,672,997	0.7%
#*	International Tower Hill Mines, Ltd.	220,027	78,090	0.0%
	Intertape Polymer Group, Inc.	332,527	4,871,142	0.6%
#*	Katanga Mining, Ltd.	1,025,162	354,743	0.1%
#*	Kirkland Lake Gold, Inc.	361,968	1,124,074	0.1%
#*	Lake Shore Gold Corp.	2,147,181	1,562,210	0.2%
#	Lucara Diamond Corp.	934,465	1,890,404	0.2%
#	Major Drilling Group International, Inc.	431,959	2,521,885	0.3%
#	Mandalay Resources Corp.	411,992	350,927	0.1%
*	McEwen Mining - Minera Andes Acquisition Corp.	2,366	2,960	0.0%
*	Migao Corp.	169,168	219,143	0.0%
	Minco Base Metals Corp.	2,780	—	0.0%
*	Minco Silver Corp.	40,069	23,820	0.0%
#*	Nautilus Minerals, Inc.	89,354	41,226	0.0%
#*	Nevada Copper Corp.	160,491	256,319	0.0%
#	Nevsun Resources, Ltd.	1,007,766	3,406,760	0.4%
*	New Gold, Inc.	812,201	2,947,431	0.4%
*	New Millennium Iron Corp.	55,528	8,868	0.0%
	Norbord, Inc.	185,489	3,628,972	0.4%
#*	North American Palladium, Ltd.	565,789	90,362	0.0%
#*	Northern Dynasty Minerals, Ltd.	148,624	56,704	0.0%
#*	Novagold Resources, Inc.	569,999	1,400,911	0.2%
#*	OceanaGold Corp.	1,664,714	2,717,780	0.3%
*	Orvana Minerals Corp.	56,750	15,358	0.0%
*	Osisko Gold Royalties, Ltd.	155,142	1,938,150	0.2%
	Pan American Silver Corp.	711,104	6,574,423	0.8%
*	Phoscan Chemical Corp.	432,579	109,387	0.0%
#*	Pilot Gold, Inc.	65,895	45,019	0.0%
#*	Platinum Group Metals, Ltd.	241,887	195,304	0.0%
#*	Polymet Mining Corp.	635,065	676,171	0.1%
*	Primero Mining Corp.	844,647	2,885,311	0.3%
*	RB Energy, Inc.	396,013	26,353	0.0%
*	Richmont Mines, Inc.	119,607	246,208	0.0%
#*	Rubicon Minerals Corp.	508,405	428,539	0.1%
#*	Sabina Gold & Silver Corp.	383,055	125,753	0.0%
#*	San Gold Corp.	1,277,995	62,366	0.0%
#*	Sandstorm Gold, Ltd.	538,611	1,548,378	0.2%
*	Scorpio Mining Corp.	978,870	165,020	0.0%
#*	Seabridge Gold, Inc.	115,135	731,437	0.1%
*	SEMAFO, Inc.	1,350,146	3,294,354	0.4%
	Sherritt International Corp.	1,706,561	4,239,715	0.5%
*	Shore Gold, Inc.	152,435	26,374	0.0%

7

The Canadian Small Company Series
continued

				Percentage
		Shares	Value††	of Net Assets**
Materials — (Continued)
#*	Silver Standard Resources, Inc.	423,541	$1,845,159	0.2%
*	St Andrew Goldfields, Ltd.	774,028	161,392	0.0%
	Stella-Jones, Inc.	180,100	5,230,179	0.6%
#*	Stornoway Diamond Corp.	297,297	150,357	0.0%
#*	Sulliden Mining Capital, Inc.	65,953	21,066	0.0%
#*	Tanzanian Royalty Exploration Corp.	298,950	389,917	0.1%
*	Taseko Mines, Ltd.	993,766	1,304,976	0.2%
#*	Tembec, Inc.	389,365	988,052	0.1%
#*	Teranga Gold Corp.	1,297,615	506,589	0.1%
*	Thompson Creek Metals Co., Inc.	972,770	1,838,428	0.2%
	Timminco, Ltd.	69,822	137	0.0%
*	Timmins Gold Corp.	902,974	865,278	0.1%
*	Wesdome Gold Mines, Ltd.	325,464	210,806	0.0%
	Western Forest Products, Inc.	1,681,227	3,460,757	0.4%
	Winpak, Ltd.	98,223	2,592,728	0.3%
Total Materials			160,074,613	18.9%

Telecommunication Services — (0.4%)
	Axia NetMedia Corp.	191,967	456,477	0.1%
#	Manitoba Telecom Services, Inc.	140,584	3,705,914	0.4%
Total Telecommunication Services			4,162,391	0.5%

Utilities — (4.4%)
	Algonquin Power & Utilities Corp.	930,215	7,593,255	0.9%
#*	Alterra Power Corp.	1,066,070	302,686	0.0%
	Boralex, Inc. Class A	113,668	1,326,236	0.2%
	Capital Power Corp.	459,109	10,420,131	1.2%
#	Capstone Infrastructure Corp.	495,000	1,875,383	0.2%
#	Innergex Renewable Energy, Inc.	514,227	5,032,540	0.6%
#	Just Energy Group, Inc.	675,567	3,290,770	0.4%
#*	Maxim Power Corp.	92,234	212,775	0.0%
#	Northland Power, Inc.	517,996	7,707,549	0.9%
#	Superior Plus Corp.	668,843	7,245,972	0.9%
#	Valener, Inc.	195,585	2,793,947	0.3%
Total Utilities			47,801,244	5.6%
TOTAL COMMON STOCKS			846,900,931	99.7%

RIGHTS/WARRANTS — (0.0%)
*	HudBay Minerals, Inc. Warrants 07/20/18	37,453	26,252	0.0%

SECURITIES LENDING COLLATERAL — (21.2%)
§@	DFA Short Term Investment Fund	19,706,531	228,004,569	26.8%
TOTAL INVESTMENTS — (100.0%) (Cost $1,214,058,509)			$1,074,931,752	126.5%

8

The Canadian Small Company Series
continued

Summary of the Series' investments as of October 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$91,358,383	—	—	$91,358,383
Consumer Staples	31,690,241	—	—	31,690,241
Energy	227,685,821	$249	—	227,686,070
Financials	73,065,471	—	—	73,065,471
Health Care	15,439,083	8,036	—	15,447,119
Industrials	141,260,954	—	—	141,260,954
Information Technology	54,354,445	—	—	54,354,445
Materials	160,037,600	37,013	—	160,074,613
Telecommunication Services	4,162,391	—	—	4,162,391
Utilities	47,801,244	—	—	47,801,244
Rights/Warrants	—	26,252	—	26,252
Securities Lending Collateral	—	228,004,569	—	228,004,569
TOTAL	$846,855,633	$228,076,119	—	$1,074,931,752

9

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Alexander B. Potts, the registrant’s President and Chief Executive Officer, and Michael Clinton, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness. Based on their review, Messrs. Potts and Clinton determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not applicable.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS – INVESTMENT TRUST

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: September 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander B. Potts
Alexander B. Potts
President and Chief Executive Officer

Date: September 9, 2015

By:	/s/ Michael Clinton
Michael Clinton
Treasurer and Chief Financial and Accounting Officer

Date: September 9, 2015